VALIC Company I Aggressive Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.3%
Domestic Equity Investment Companies — 60.2%
VALIC Company I Small Cap Growth Fund†	1,513,271	$ 24,666,324
VALIC Company I Small Cap Value Fund	1,786,487	23,135,009
VALIC Company I Stock Index Fund	4,430,634	252,324,597
VALIC Company I Systematic Growth Fund	3,630,227	66,287,942
VALIC Company I Systematic Value Fund	4,506,545	67,823,497
Total Domestic Equity Investment Companies (cost $367,460,199)		434,237,369
International Equity Investment Companies — 21.2%
VALIC Company I Emerging Economies Fund	1,117,694	7,242,658
VALIC Company I International Equities Index Fund	16,598,496	145,568,811
Total International Equity Investment Companies (cost $118,311,262)		152,811,469
Domestic Fixed Income Investment Companies — 17.9%
VALIC Company I Core Bond Fund (cost $127,955,469)	12,961,867	129,359,436
Total Long-Term Investment Securities (cost $613,726,930)		716,408,274
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.8%
Unaffiliated Investment Companies — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24%(2) (cost $5,553,339)	5,553,339	$ 5,553,339
TOTAL INVESTMENTS (cost $619,280,269)	100.1%	721,961,613
Other assets less liabilities	(0.1)	(533,702)
NET ASSETS	100.0%	$721,427,911
#	The VALIC Company I Aggressive Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
†	Non-income producing security
(1)	See Note 3.
(2)	The rate shown is the 7-day yield as of August 31, 2024.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$716,408,274	$—	$—	$716,408,274
Short-Term Investments	5,553,339	—	—	5,553,339
Total Investments at Value	$721,961,613	$—	$—	$721,961,613
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 60.0%
Aerospace/Defense — 1.8%
Howmet Aerospace, Inc.	9,046	$ 874,386
Northrop Grumman Corp.	3,496	1,829,142
		2,703,528
Banks — 3.0%
Morgan Stanley	6,926	717,603
US Bancorp	28,288	1,336,042
Wells Fargo & Co.	41,840	2,446,385
		4,500,030
Biotechnology — 2.4%
Biogen, Inc.†	1,959	401,125
Regeneron Pharmaceuticals, Inc.†	1,752	2,075,577
Vertex Pharmaceuticals, Inc.†	2,394	1,187,160
		3,663,862
Building Materials — 2.5%
Carrier Global Corp.	12,859	935,878
Trane Technologies PLC	3,378	1,221,688
Vulcan Materials Co.	6,705	1,644,133
		3,801,699
Commercial Services — 0.7%
Block, Inc.†	7,041	465,269
Corpay, Inc.†	1,757	554,422
		1,019,691
Computers — 5.2%
Apple, Inc.	31,629	7,243,041
Seagate Technology Holdings PLC	6,041	601,382
		7,844,423
Diversified Financial Services — 3.5%
American Express Co.	6,611	1,709,935
Ameriprise Financial, Inc.	2,825	1,269,668
Mastercard, Inc., Class A	4,882	2,359,666
		5,339,269
Electric — 2.0%
NextEra Energy, Inc.	18,600	1,497,486
PG&E Corp.	79,539	1,566,918
		3,064,404
Electrical Components & Equipment — 0.9%
Eaton Corp. PLC	4,514	1,385,482
Food — 0.7%
Mondelez International, Inc., Class A	15,379	1,104,366
Healthcare-Products — 2.1%
Danaher Corp.	2,867	772,112
Medtronic PLC	10,634	941,960
Stryker Corp.	4,115	1,483,128
		3,197,200
Healthcare-Services — 1.7%
UnitedHealth Group, Inc.	4,463	2,634,063
Insurance — 0.7%
Travelers Cos., Inc.	4,543	1,036,122
Internet — 6.2%
Alphabet, Inc., Class A	15,405	2,516,869
Security Description	Shares or Principal Amount	Value

Internet (continued)
Amazon.com, Inc.†	21,923	$ 3,913,255
Meta Platforms, Inc., Class A	5,757	3,001,182
		9,431,306
Lodging — 0.5%
Marriott International, Inc., Class A	3,336	782,926
Machinery-Diversified — 0.9%
Deere & Co.	3,668	1,414,894
Oil & Gas — 1.6%
Exxon Mobil Corp.	20,128	2,373,896
Oil & Gas Services — 1.2%
Baker Hughes Co.	52,915	1,861,021
Pharmaceuticals — 2.1%
AbbVie, Inc.	10,696	2,099,732
Eli Lilly & Co.	1,064	1,021,461
		3,121,193
REITS — 0.6%
Prologis, Inc.	7,411	947,274
Retail — 4.0%
AutoZone, Inc.†	362	1,151,696
Chipotle Mexican Grill, Inc.†	10,776	604,318
Lowe's Cos., Inc.	9,421	2,341,119
McDonald's Corp.	4,534	1,308,784
TJX Cos., Inc.	6,111	716,637
		6,122,554
Semiconductors — 7.3%
Analog Devices, Inc.	4,606	1,081,673
ASML Holding NV	144	130,157
Marvell Technology, Inc.	10,110	770,786
Micron Technology, Inc.	9,527	916,879
NVIDIA Corp.	52,695	6,290,202
NXP Semiconductors NV	7,733	1,982,432
		11,172,129
Software — 7.2%
Intuit, Inc.	2,126	1,339,933
Microsoft Corp.	19,327	8,062,065
Oracle Corp.	10,805	1,526,638
		10,928,636
Transportation — 1.2%
CSX Corp.	54,964	1,883,616
Total Common Stocks (cost $69,282,469)		91,333,584
CORPORATE BONDS & NOTES — 11.0%
Aerospace/Defense — 0.4%
Boeing Co.
2.20%, 02/04/2026	$ 5,000	4,791
2.70%, 02/01/2027	270,000	255,955
3.45%, 11/01/2028	19,000	17,760
6.53%, 05/01/2034*	25,000	26,478
L3Harris Technologies, Inc.
5.25%, 06/01/2031	40,000	41,159
5.40%, 07/31/2033	28,000	28,865
Northrop Grumman Corp.
3.85%, 04/15/2045	68,000	55,898

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Aerospace/Defense (continued)
RTX Corp.
2.25%, 07/01/2030	$ 86,000	$ 76,212
5.15%, 02/27/2033	23,000	23,582
		530,700
Agriculture — 0.1%
Altria Group, Inc.
2.45%, 02/04/2032	50,000	42,065
BAT Capital Corp.
2.26%, 03/25/2028	113,000	104,111
4.39%, 08/15/2037	20,000	17,843
Bunge, Ltd. Finance Corp.
2.75%, 05/14/2031	26,000	23,022
		187,041
Airlines — 0.3%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	52,454	48,939
3.95%, 01/11/2032	85,280	78,385
Delta Air Lines Pass-Through Trust
2.50%, 12/10/2029	67,688	63,244
JetBlue Pass-Through Trust
7.75%, 05/15/2030	31,106	32,176
United Airlines Pass-Through Trust
3.10%, 04/07/2030	23,325	21,146
3.50%, 11/01/2029	32,075	30,337
3.65%, 04/07/2027	35,463	34,750
3.65%, 07/07/2027	36,793	35,784
3.70%, 09/01/2031	33,064	30,172
5.45%, 08/15/2038	145,000	149,224
		524,157
Auto Manufacturers — 0.3%
General Motors Co.
6.80%, 10/01/2027	100,000	105,626
General Motors Financial Co., Inc.
5.95%, 04/04/2034#	25,000	25,872
Hyundai Capital America
2.38%, 10/15/2027*	120,000	112,202
3.00%, 02/10/2027*#	200,000	192,388
		436,088
Banks — 2.8%
ABN AMRO Bank NV
6.58%, 10/13/2026*	200,000	203,241
Banco Santander SA
5.59%, 08/08/2028	200,000	206,815
Bank of America Corp.
2.55%, 02/04/2028	25,000	23,841
2.57%, 10/20/2032	40,000	34,599
2.68%, 06/19/2041	144,000	105,243
2.97%, 02/04/2033	30,000	26,447
3.71%, (TSFR3M+1.77), 04/24/2028	149,000	145,644
4.38%, 04/27/2028	45,000	44,761
5.08%, 01/20/2027	34,000	34,146
5.20%, 04/25/2029	50,000	51,077
5.29%, 04/25/2034	50,000	51,282
5.43%, 08/15/2035	27,000	27,059
5.82%, 09/15/2029	40,000	41,779
Bank of New York Mellon Corp.
6.32%, 10/25/2029	30,000	32,016
6.47%, 10/25/2034	30,000	33,373
Security Description	Shares or Principal Amount	Value

Banks (continued)
Bank of Nova Scotia
4.85%, 02/01/2030	$ 40,000	$ 40,622
BNP Paribas SA
5.18%, 01/09/2030*	200,000	203,416
Citigroup, Inc.
2.52%, 11/03/2032	15,000	12,817
3.06%, 01/25/2033	88,000	77,432
5.45%, 06/11/2035	50,000	51,385
Deutsche Bank AG
2.55%, 01/07/2028	150,000	141,845
Federation des Caisses Desjardins du Quebec
5.70%, 03/14/2028*	200,000	205,451
Goldman Sachs Group, Inc.
1.95%, 10/21/2027	25,000	23,617
2.38%, 07/21/2032	15,000	12,772
2.64%, 02/24/2028	37,000	35,306
5.05%, 07/23/2030	45,000	45,672
5.33%, 07/23/2035	95,000	96,786
6.48%, 10/24/2029	40,000	42,699
HSBC Holdings PLC
6.10%, 01/14/2042#	95,000	105,296
KeyCorp
2.25%, 04/06/2027#	140,000	131,518
Macquarie Group, Ltd.
2.87%, 01/14/2033*	100,000	85,508
Mitsubishi UFJ Financial Group, Inc.
3.74%, 03/07/2029#	130,000	126,411
Mizuho Financial Group, Inc.
5.74%, 05/27/2031	250,000	261,182
Morgan Stanley
3.95%, 04/23/2027	150,000	147,865
4.46%, (TSFR3M+1.69), 04/22/2039	110,000	103,222
5.04%, 07/19/2030	10,000	10,171
5.16%, 04/20/2029	50,000	50,942
5.32%, 07/19/2035	15,000	15,323
5.66%, 04/18/2030	40,000	41,645
NatWest Markets PLC
1.60%, 09/29/2026*	200,000	187,812
PNC Financial Services Group, Inc.
5.07%, 01/24/2034	37,000	36,985
Santander Holdings USA, Inc.
6.17%, 01/09/2030	40,000	41,455
Santander UK Group Holdings PLC
2.47%, 01/11/2028	200,000	188,991
Societe Generale SA
4.25%, 04/14/2025*	200,000	198,032
Standard Chartered PLC
5.91%, 05/14/2035*	200,000	206,932
Toronto-Dominion Bank
5.52%, 07/17/2028	20,000	20,722
Truist Financial Corp.
5.12%, 01/26/2034	20,000	19,892
5.71%, 01/24/2035	17,000	17,607
6.05%, 06/08/2027	20,000	20,412
7.16%, 10/30/2029	30,000	32,597
Wells Fargo & Co.
3.07%, 04/30/2041	69,000	52,741
4.61%, 04/25/2053	80,000	72,463
5.20%, 01/23/2030	15,000	15,310
5.50%, 01/23/2035	25,000	25,799
		4,267,976

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Beverages — 0.0%
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	$ 73,000	$ 68,041
Biotechnology — 0.1%
Amgen, Inc.
3.15%, 02/21/2040	68,000	52,830
Gilead Sciences, Inc.
2.60%, 10/01/2040	143,000	103,114
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	56,000	47,874
		203,818
Building Materials — 0.1%
Martin Marietta Materials, Inc.
2.50%, 03/15/2030	57,000	51,443
Masco Corp.
2.00%, 10/01/2030	57,000	48,777
		100,220
Chemicals — 0.1%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	112,000	120,208
RPM International, Inc.
2.95%, 01/15/2032	37,000	32,099
		152,307
Commercial Services — 0.2%
Element Fleet Management Corp.
6.32%, 12/04/2028*	30,000	31,723
ERAC USA Finance LLC
5.00%, 02/15/2029*	40,000	41,010
5.20%, 10/30/2034*	20,000	20,470
Global Payments, Inc.
3.20%, 08/15/2029	27,000	25,041
Triton Container International, Ltd.
2.05%, 04/15/2026*#	100,000	95,146
Verisk Analytics, Inc.
5.75%, 04/01/2033	25,000	26,545
		239,935
Computers — 0.3%
Apple, Inc.
2.70%, 08/05/2051	130,000	88,037
CGI, Inc.
2.30%, 09/14/2031	42,000	35,203
Dell International LLC/EMC Corp.
6.20%, 07/15/2030	141,000	151,954
Leidos, Inc.
2.30%, 02/15/2031	141,000	120,584
		395,778
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026	150,000	142,963
6.10%, 01/15/2027	150,000	154,420
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	150,000	140,287
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	78,000	72,164
4.25%, 04/15/2026*	47,000	46,271
4.38%, 05/01/2026*	24,000	23,640
5.50%, 01/15/2026*	154,000	154,192
5.75%, 03/01/2029*	27,000	27,651
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
5.75%, 11/15/2029*	$ 70,000	$ 71,663
Capital One Financial Corp.
3.80%, 01/31/2028	94,000	91,201
Nasdaq, Inc.
5.55%, 02/15/2034	15,000	15,623
		940,075
Electric — 1.4%
Baltimore Gas & Electric Co.
5.65%, 06/01/2054	30,000	31,350
Constellation Energy Generation LLC
5.80%, 03/01/2033	30,000	31,508
Consumers 2023 Securitization Funding LLC
5.21%, 09/01/2031	108,000	111,481
Duke Energy Corp.
6.10%, 09/15/2053	30,000	32,069
Duke Energy Florida LLC
5.95%, 11/15/2052	34,000	36,463
Edison International
5.75%, 06/15/2027	17,000	17,420
Emera US Finance LP
4.75%, 06/15/2046	174,000	150,015
Evergy, Inc.
2.90%, 09/15/2029	151,000	138,725
Fells Point Funding Trust
3.05%, 01/31/2027*	100,000	96,123
Jersey Central Power & Light Co.
4.30%, 01/15/2026*	65,000	64,498
MidAmerican Energy Co.
5.85%, 09/15/2054	20,000	21,521
New England Power Co.
2.81%, 10/06/2050*	58,000	36,934
NextEra Energy Capital Holdings, Inc.
5.55%, 03/15/2054	60,000	60,471
NRG Energy, Inc.
2.00%, 12/02/2025*	47,000	45,096
2.45%, 12/02/2027*	308,000	285,850
Pacific Gas & Electric Co.
4.30%, 03/15/2045	10,000	7,989
5.80%, 05/15/2034	66,000	67,927
6.40%, 06/15/2033	57,000	60,907
PG&E Recovery Funding LLC
5.23%, 06/01/2042	255,000	264,856
5.53%, 06/01/2051	30,000	31,399
5.54%, 07/15/2049	30,000	31,440
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2038	20,000	19,269
5.10%, 06/01/2054	30,000	30,328
Public Service Co. of Oklahoma
5.25%, 01/15/2033	40,000	40,481
SCE Recovery Funding LLC
4.70%, 06/15/2042	23,585	23,526
Sigeco Securitization I LLC
5.03%, 11/15/2038	22,814	23,178
Southern California Edison Co.
1.20%, 02/01/2026	112,000	106,572
5.45%, 06/01/2031	60,000	62,447
Southern Co.
5.70%, 03/15/2034	50,000	52,753
Union Electric Co.
3.90%, 04/01/2052	27,000	21,655
Vistra Operations Co. LLC
6.00%, 04/15/2034*	4,000	4,180

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
WEC Energy Group, Inc.
1.38%, 10/15/2027	$ 140,000	$ 127,547
		2,135,978
Electronics — 0.0%
Honeywell International, Inc.
5.25%, 03/01/2054	30,000	30,447
Food — 0.3%
J.M. Smucker Co.
6.20%, 11/15/2033#	15,000	16,340
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.75%, 12/01/2031	25,000	22,658
6.75%, 03/15/2034*	47,000	51,527
Kellanova
5.25%, 03/01/2033	29,000	29,950
Kraft Heinz Foods Co.
4.38%, 06/01/2046	19,000	16,233
4.63%, 10/01/2039	40,000	37,167
Kroger Co/The
5.00%, 09/15/2034	20,000	19,938
5.50%, 09/15/2054	10,000	9,802
Sysco Corp.
2.40%, 02/15/2030	122,000	109,287
Tyson Foods, Inc.
3.55%, 06/02/2027	44,000	42,940
5.70%, 03/15/2034	30,000	31,212
		387,054
Gas — 0.1%
Atmos Energy Corp.
2.85%, 02/15/2052	35,000	22,810
CenterPoint Energy Resources Corp.
1.75%, 10/01/2030	141,000	119,222
Southern California Gas Co.
6.35%, 11/15/2052	25,000	28,136
Southern Co. Gas Capital Corp.
5.75%, 09/15/2033	20,000	21,140
		191,308
Healthcare-Products — 0.0%
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031#	40,000	34,173
Healthcare-Services — 0.1%
Elevance Health, Inc.
2.25%, 05/15/2030	57,000	50,540
HCA, Inc.
3.50%, 07/15/2051	7,000	4,908
5.45%, 09/15/2034	45,000	45,580
5.50%, 06/15/2047	10,000	9,669
MedStar Health, Inc.
3.63%, 08/15/2049	46,000	35,641
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	25,000	16,850
UnitedHealth Group, Inc.
5.88%, 02/15/2053	20,000	21,623
		184,811
Home Builders — 0.0%
Lennar Corp.
5.00%, 06/15/2027	50,000	50,424
Security Description	Shares or Principal Amount	Value

Insurance — 0.4%
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	$ 25,000	$ 20,576
Brown & Brown, Inc.
2.38%, 03/15/2031#	56,000	47,760
CNO Global Funding
5.88%, 06/04/2027*	100,000	102,462
Empower Finance 2020 LP
3.08%, 09/17/2051*	68,000	45,507
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	15,000	15,301
F&G Global Funding
1.75%, 06/30/2026*	25,000	23,482
5.88%, 06/10/2027*	100,000	101,710
Mutual of Omaha Cos. Global Funding
5.45%, 12/12/2028*	50,000	51,490
New York Life Insurance Co.
3.75%, 05/15/2050*	68,000	52,809
Northwestern Mutual Global Funding
1.70%, 06/01/2028*	25,000	22,642
5.16%, 05/28/2031*	80,000	83,097
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050*	58,000	41,274
		608,110
Internet — 0.1%
Amazon.com, Inc.
3.95%, 04/13/2052	50,000	42,123
Meta Platforms, Inc.
5.40%, 08/15/2054	20,000	20,397
5.60%, 05/15/2053	35,000	36,892
		99,412
Iron/Steel — 0.0%
Steel Dynamics, Inc.
1.65%, 10/15/2027	56,000	51,305
Machinery-Diversified — 0.0%
Otis Worldwide Corp.
3.11%, 02/15/2040	67,000	51,973
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	50,000	42,410
3.50%, 06/01/2041	35,000	24,391
Comcast Corp.
3.25%, 11/01/2039	154,000	123,273
5.30%, 06/01/2034	50,000	51,833
5.35%, 05/15/2053	100,000	100,104
Discovery Communications LLC
3.63%, 05/15/2030	94,000	83,435
		425,446
Mining — 0.1%
Glencore Funding LLC
2.50%, 09/01/2030*	75,000	65,894
5.63%, 04/04/2034*	30,000	30,548
		96,442
Miscellaneous Manufacturing — 0.0%
Eaton Corp.
4.15%, 11/02/2042	30,000	26,626

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas — 0.2%
BP Capital Markets America, Inc.
2.77%, 11/10/2050	$ 145,000	$ 94,147
4.81%, 02/13/2033	40,000	40,011
Coterra Energy, Inc.
3.90%, 05/15/2027	46,000	45,087
Devon Energy Corp.
5.75%, 09/15/2054	30,000	29,112
Exxon Mobil Corp.
3.00%, 08/16/2039	86,000	69,232
Occidental Petroleum Corp.
5.20%, 08/01/2029	15,000	15,211
5.38%, 01/01/2032	15,000	15,222
TotalEnergies Capital International SA
2.99%, 06/29/2041	58,000	43,969
		351,991
Packaging & Containers — 0.0%
Graphic Packaging International LLC
1.51%, 04/15/2026*	33,000	31,048
Pharmaceuticals — 0.4%
AbbVie, Inc.
5.05%, 03/15/2034	50,000	51,523
Bristol-Myers Squibb Co.
3.70%, 03/15/2052	17,000	13,036
4.13%, 06/15/2039	48,000	43,471
5.55%, 02/22/2054	2,000	2,065
5.65%, 02/22/2064	25,000	25,769
Cencora, Inc.
5.13%, 02/15/2034	80,000	81,369
CVS Health Corp.
2.70%, 08/21/2040	94,000	64,902
Merck & Co, Inc.
2.90%, 12/10/2061	30,000	18,751
Merck & Co., Inc.
5.00%, 05/17/2053	25,000	24,614
Pfizer Investment Enterprises Pte., Ltd.
5.30%, 05/19/2053	55,000	55,270
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	159,000	156,740
Zoetis, Inc.
5.60%, 11/16/2032	41,000	43,217
		580,727
Pipelines — 0.4%
6297782 LLC
4.91%, 09/01/2027*	10,000	10,021
5.03%, 10/01/2029*	10,000	9,978
Cheniere Energy, Inc.
5.65%, 04/15/2034*	20,000	20,581
Enbridge, Inc.
5.63%, 04/05/2034	30,000	30,954
5.70%, 03/08/2033	30,000	31,281
Energy Transfer LP
5.25%, 07/01/2029	50,000	51,176
Enterprise Products Operating LLC
4.45%, 02/15/2043	50,000	44,573
Flex Intermediate Holdco LLC
3.36%, 06/30/2031*	25,000	21,518
4.32%, 12/30/2039*	15,000	11,713
Gray Oak Pipeline LLC
3.45%, 10/15/2027*	41,000	39,321
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Kinder Morgan, Inc.
5.00%, 02/01/2029	$ 115,000	$ 116,511
MPLX LP
2.65%, 08/15/2030	69,000	61,670
5.50%, 06/01/2034	50,000	50,873
NGPL PipeCo LLC
3.25%, 07/15/2031*	25,000	21,899
TransCanada PipeLines, Ltd.
4.10%, 04/15/2030	37,000	36,023
		558,092
REITS — 0.8%
American Tower Corp.
1.50%, 01/31/2028	47,000	42,352
2.95%, 01/15/2051	57,000	37,653
3.10%, 06/15/2050	88,000	59,979
Brixmor Operating Partnership LP
2.25%, 04/01/2028	30,000	27,471
2.50%, 08/16/2031#	15,000	12,789
COPT Defense Properties LP
2.75%, 04/15/2031	36,000	30,879
Crown Castle, Inc.
5.80%, 03/01/2034	20,000	20,937
CubeSmart LP
2.00%, 02/15/2031	85,000	71,710
DOC DR LLC
2.63%, 11/01/2031	15,000	12,922
Equinix, Inc.
2.90%, 11/18/2026	85,000	82,106
Extra Space Storage LP
2.40%, 10/15/2031	35,000	29,742
5.90%, 01/15/2031	40,000	42,071
Healthcare Realty Holdings LP
2.00%, 03/15/2031	56,000	46,043
3.10%, 02/15/2030	150,000	136,465
Healthpeak OP LLC
2.13%, 12/01/2028	38,000	34,400
2.88%, 01/15/2031	56,000	50,172
Mid-America Apartments LP
3.60%, 06/01/2027	19,000	18,580
NNN REIT, Inc.
5.50%, 06/15/2034	30,000	30,682
Realty Income Corp.
4.85%, 03/15/2030	40,000	40,561
Sabra Health Care LP
3.20%, 12/01/2031	25,000	21,684
Safehold GL Holdings LLC
2.85%, 01/15/2032	46,000	39,428
Scentre Group Trust 1/Scentre Group Trust 2
3.63%, 01/28/2026*	140,000	137,704
UDR, Inc.
2.10%, 08/01/2032	57,000	46,306
WP Carey, Inc.
2.40%, 02/01/2031	141,000	121,163
		1,193,799
Retail — 0.1%
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041*	35,000	27,243
3.63%, 05/13/2051*	35,000	25,795
Home Depot, Inc.
3.63%, 04/15/2052	25,000	19,441

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
Starbucks Corp.
4.80%, 02/15/2033	$ 50,000	$ 50,816
4.90%, 02/15/2031	20,000	20,491
		143,786
Semiconductors — 0.3%
Analog Devices, Inc.
2.80%, 10/01/2041	26,000	19,163
Broadcom, Inc.
3.19%, 11/15/2036*	10,000	8,274
5.05%, 07/12/2029	100,000	101,951
Intel Corp.
5.70%, 02/10/2053	28,000	26,778
KLA Corp.
3.30%, 03/01/2050	105,000	77,630
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	40,000	34,592
3.25%, 05/11/2041	40,000	30,430
QUALCOMM, Inc.
4.50%, 05/20/2052	20,000	18,085
Texas Instruments, Inc.
5.05%, 05/18/2063	78,000	76,701
		393,604
Software — 0.3%
Oracle Corp.
3.60%, 04/01/2050	30,000	21,903
3.80%, 11/15/2037	70,000	60,180
4.90%, 02/06/2033	40,000	40,027
Roper Technologies, Inc.
1.75%, 02/15/2031	29,000	24,176
Take-Two Interactive Software, Inc.
3.70%, 04/14/2027	52,000	50,989
5.40%, 06/12/2029	70,000	72,101
VMware LLC
1.40%, 08/15/2026	47,000	44,210
VMware, Inc.
4.70%, 05/15/2030	94,000	93,890
Workday, Inc.
3.50%, 04/01/2027	35,000	34,233
		441,709
Telecommunications — 0.4%
AT&T, Inc.
2.75%, 06/01/2031	205,000	181,823
3.55%, 09/15/2055	30,000	21,210
Rogers Communications, Inc.
4.55%, 03/15/2052	20,000	16,946
Sprint Capital Corp.
6.88%, 11/15/2028	15,000	16,247
T-Mobile USA, Inc.
5.05%, 07/15/2033	50,000	50,612
5.15%, 04/15/2034	21,000	21,379
Verizon Communications, Inc.
2.65%, 11/20/2040	57,000	40,902
3.15%, 03/22/2030	151,000	140,882
Vodafone Group PLC
5.75%, 06/28/2054	50,000	50,642
		540,643
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
3.90%, 11/19/2029#	47,000	44,930
Security Description	Shares or Principal Amount	Value

Transportation — 0.0%
Burlington Northern Santa Fe LLC
5.50%, 03/15/2055	$ 30,000	$ 31,400
Canadian Pacific Railway Co.
4.70%, 05/01/2048	22,000	20,117
		51,517
Total Corporate Bonds & Notes (cost $18,351,840)		16,751,491
ASSET BACKED SECURITIES — 4.5%
Auto Loan Receivables — 1.5%
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A 5.36%, 06/20/2030*	135,000	137,645
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D 6.03%, 11/15/2029	85,000	86,665
CarMax Auto Owner Trust
Series 2024-1, Class B 5.17%, 08/15/2029	125,000	127,027
CPS Auto Receivables Trust
Series 2022-C, Class B 4.88%, 04/15/2030*	69,792	69,712
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B 6.71%, 02/15/2034*	100,000	103,196
DT Auto Owner Trust
Series 2022-2A, Class D 5.46%, 03/15/2028*	55,000	54,883
Series 2023-1A, Class C 5.55%, 10/16/2028*	110,000	110,250
Series 2023-2A, Class D 6.62%, 02/15/2029*	60,000	61,575
Exeter Automobile Receivables Trust
Series 2022-4A, Class D 5.98%, 12/15/2028	120,000	120,603
Series 2022-5A, Class C 6.51%, 12/15/2027	75,000	75,434
Series 2023-5A, Class C 6.85%, 01/16/2029	65,000	67,140
FHF Trust
Series 2021-1A, Class A 1.27%, 03/15/2027*	6,402	6,352
Series 2023-1A, Class A2 6.57%, 06/15/2028*	59,691	60,379
GLS Auto Select Receivables Trust
Series 2024-3A, Class A2 5.59%, 10/15/2029*	55,000	55,602
LAD Auto Receivables Trust
Series 2023-4A, Class C 6.76%, 03/15/2029*	125,000	129,777
Lendbuzz Securitization Trust
Series 2021-1A, Class A 1.46%, 06/15/2026*	14,914	14,671
Octane Receivables Trust
Series 2024-2A, Class C 5.90%, 07/20/2032*	150,000	153,001
Santander Drive Auto Receivables Trust
Series 2023-1, Class C 5.09%, 05/15/2030	70,000	70,287
Series 2023-6, Class C 6.40%, 03/17/2031	150,000	156,904

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C 5.51%, 01/20/2032*	$ 160,000	$ 163,331
Veros Auto Receivables Trust
Series 2024-1, Class A 6.28%, 11/15/2027*	151,663	152,322
Series 2024-1, Class B 6.60%, 06/15/2028*	100,000	101,630
Westlake Automobile Receivables Trust
Series 2024-1A, Class A2A 5.62%, 03/15/2027*	50,000	50,093
Series 2023-4A, Class C 6.64%, 11/15/2028*	120,000	123,204
		2,251,683
Credit Card Receivables — 0.1%
World Financial Network Credit Card Master Trust
Series 2023-A, Class A 5.02%, 03/15/2030	110,000	110,674
Other Asset Backed Securities — 2.9%
Accelerated LLC
Series 2021-1H, Class B 1.90%, 10/20/2040*	25,910	23,859
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 1.94%, 08/15/2046*	95,000	89,242
AMSR 2024-SFR1 Trust
Series 2024-SFR1, Class D 4.29%, 07/17/2041*	100,000	94,627
AMSR Trust
Series 2020-SFR4, Class E2 2.46%, 11/17/2037*	100,000	95,876
Series 2020-SFR3, Class E2 2.76%, 09/17/2037*	100,000	96,573
Series 2020-SFR2, Class E2 4.28%, 07/17/2037*	145,000	142,706
Bridge Trust
Series 2024-SFR1, Class C 4.30%, 08/17/2040*	115,000	108,944
Business Jet Securities LLC
Series 2021-1A, Class A 2.16%, 04/15/2036*	43,744	43,729
Series 2021-1A, Class B 2.92%, 04/15/2036*	71,210	71,201
Series 2022-1A, Class A 4.46%, 06/15/2037*	64,045	62,711
DataBank Issuer LLC
Series 2021-1A, Class A2 2.06%, 02/27/2051*	175,000	165,021
Diamond Resorts Owner Trust
Series 2021-1A, Class A 1.51%, 11/21/2033*	43,437	41,802
Series 2021-1A, Class C 2.70%, 11/21/2033*	23,890	23,008
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B 1.74%, 08/27/2035*	38,024	35,511
FirstKey Homes Trust
Series 2021-SFR2, Class E1 2.26%, 09/17/2038*	155,000	144,839
Series 2022-SFR1, Class E1 5.00%, 05/19/2039*	100,000	97,273
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
FMC GMSR Issuer Trust VRS
Series 2021-GT2, Class A 3.85%, 10/25/2026*(1)	$ 100,000	$ 92,228
Foundation Finance Trust
Series 2023-2A, Class A 6.53%, 06/15/2049*	95,061	98,141
FRTKL
Series 2021-SFR1, Class A 1.57%, 09/17/2038*	205,000	191,258
HINNT LLC
Series 2024-A, Class B 5.84%, 03/15/2043*	84,500	85,796
Series 2024-A, Class C 6.32%, 03/15/2043*	102,290	103,820
Home Partners of America Trust
Series 2021-2, Class C 2.40%, 12/17/2026*	124,932	117,211
Series 2021-3, Class D 3.00%, 01/17/2041*	91,145	80,629
Mariner Finance Issuance Trust
Series 2021-AA, Class A 1.86%, 03/20/2036*	130,000	123,032
MVW LLC
Series 2021-2A, Class C 2.23%, 05/20/2039*	62,136	57,994
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A 2.98%, 03/25/2026*	53,737	51,576
Series 2021-FNT2, Class A 3.23%, 05/25/2026*	86,470	82,969
Octane Receivables Trust
Series 2021-1A, Class A 0.93%, 03/22/2027*	559	557
Oportun Funding XIV LLC
Series 2021-A, Class A 1.21%, 03/08/2028*	23,887	23,247
Series 2021-A, Class B 1.76%, 03/08/2028*	58,524	57,117
Oportun Issuance Trust
Series 2021-B, Class A 1.47%, 05/08/2031*	209,427	202,485
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class A 1.22%, 01/16/2029*	18,311	18,049
Pagaya AI Technology in Housing Trust
Series 2023-1, Class C 3.60%, 10/25/2040*	125,000	114,034
PRET LLC VRS
Series 2021-RN4, Class A1 2.49%, 10/25/2051*(1)	92,873	92,257
Progress Residential Trust
Series 2021-SFR2, Class D 2.20%, 04/19/2038*	267,000	253,434
Series 2024-SFR1, Class D 3.75%, 02/17/2041*	155,000	143,904
Progress Residential Trust VRS
Series 2024-SFR5, Class E1 3.38%, 08/09/2029*(1)	130,000	114,992
Regional Management Issuance Trust
Series 2021-1, Class A 1.68%, 03/17/2031*	63,492	62,107

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Republic Finance Issuance Trust
Series 2021-A, Class A 2.30%, 12/22/2031*	$ 189,000	$ 184,369
SCF Equipment Leasing LLC
Series 2023-1A, Class C 6.77%, 08/22/2033*	100,000	107,806
Sierra Timeshare Receivables Funding LLC
Series 2021-2A, Class B 1.80%, 09/20/2038*	20,302	19,375
Series 2022-2A, Class C 6.36%, 06/20/2040*	57,719	57,889
Upstart Pass-Through Trust
Series 2021-ST2, Class A 2.50%, 04/20/2027*	9,981	9,808
VCAT LLC
Series 2021-NPL2, Class A1 5.12%, 03/27/2051*(2)	21,472	21,418
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	125,000	127,325
VOLT XCII LLC
Series 2021-NPL1, Class A1 4.89%, 02/27/2051*(2)	27,165	27,080
VOLT XCIII LLC
Series 2021-NPL2, Class A1 4.89%, 02/27/2051*(2)	97,683	97,772
VOLT XCIV LLC
Series 2021-NPL3, Class A1 5.24%, 02/27/2051*(2)	87,963	87,927
VOLT XCV LLC
Series 2021-NPL4, Class A1 5.24%, 03/27/2051*(2)	58,265	58,814
VOLT XCVI LLC
Series 2021-NPL5, Class A1 5.12%, 03/27/2051*(2)	59,645	59,726
VOLT XCVII LLC
Series 2021-NPL6, Class A1 5.24%, 04/25/2051*(2)	80,805	81,761
		4,444,829
Total Asset Backed Securities (cost $6,810,645)		6,807,186
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.1%
Commercial and Residential — 0.8%
ACRE Commercial Mtg., Ltd. FRS
Series 2021-FL4, Class A 6.29%, (TSFR1M+0.94%), 12/18/2037*	2,827	2,817
Series 2021-FL4, Class AS 6.56%, (TSFR1M+1.21%), 12/18/2037*	110,000	108,203
BXP Trust
Series 2017-GM, Class A 3.38%, 06/13/2039*	95,000	90,506
Cascade MH Asset Trust
Series 2021-MH1, Class A1 1.75%, 02/25/2046*	108,297	95,597
CFMT LLC VRS
Series 2024-HB14, Class M1 3.00%, 06/25/2034*(1)	190,000	175,964
Connecticut Avenue Securities Trust FRS
Series 2023-R06, Class 1M2 8.05%, (SOFR30A+2.70%), 07/25/2043*	90,000	93,769
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
CSMC Trust VRS
Series 2021-RPL1, Class A1 4.07%, 09/27/2060*(1)	$ 100,324	$ 100,367
Legacy Mtg. Asset Trust
Series 2021-GS1, Class A1 4.89%, 10/25/2066*(2)	74,477	74,580
New Residential Mtg. Loan Trust
Series 2024-RTL1, Class A1 6.66%, 03/25/2039*(2)	175,000	177,366
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	110,000	93,572
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(1)	208,620	185,743
		1,198,484
U.S. Government Agency — 2.3%
Federal Agricultural Mtg. Trust VRS
Series 2021-1, Class A 2.18%, 01/25/2051*(1)	167,447	136,244
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2017-KGX1, Class BFX 3.71%, 10/25/2027*(1)	65,000	59,772
Series 2016-K58, Class B 3.87%, 09/25/2049*(1)	260,000	254,423
Series 2016-K56, Class B 4.09%, 06/25/2049*(1)	50,000	49,065
Federal Home Loan Mtg. Corp. Multifamily Structured Credit Risk FRS
Series 2021-MN2, Class M1 7.15%, (SOFR30A+1.80%), 07/25/2041*	92,200	87,196
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K727, Class X1 0.62%, 07/25/2024(1)(3)	2,566,585	3
Series K-150, Class A2 3.71%, 09/25/2032(1)	120,000	115,205
Federal Home Loan Mtg. Corp. REMIC
Series 3910, Class CU 4.00%, 03/15/2041	28,877	28,138
Federal Home Loan Mtg. Corp. SCRT
Series 2024-1, Class MT 3.00%, 11/25/2063	229,042	193,752
Series 2022-1, Class MTU 3.25%, 11/25/2061	45,801	40,600
Series 2018-1, Class M60C 3.50%, 05/25/2057	93,247	85,562
Series 2019-1, Class MT 3.50%, 07/25/2058	45,022	40,637
Series 2019-3, Class MB 3.50%, 10/25/2058	124,783	102,084
Series 2018-2, Class M55D 4.00%, 11/25/2057	158,159	148,020
Series 2018-4, Class M55D 4.00%, 03/25/2058	127,044	121,158
Series 2019-2, Class M55D 4.00%, 08/25/2058	139,919	130,713
Series 2019-3, Class M55D 4.00%, 10/25/2058	130,048	121,524
Series 2019-4, Class M55D 4.00%, 02/25/2059	47,962	45,397

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. SCRT VRS
Series 2018-3, Class M55D 4.00%, 08/25/2057(1)	$ 128,651	$ 119,989
Federal Home Loan Mtg. Corp. STRIPS
2.00%, 09/15/2047	79,998	69,517
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2023-01, Class M7 9.35%, (SOFR30A+4.00%), 11/25/2053*	104,569	108,316
Federal National Mtg. Assoc. Grantor Trust
Series 2001-T12, Class A1 6.50%, 08/25/2041	71,158	71,865
Series 2002-T4, Class A1 6.50%, 12/25/2041	7,845	8,066
Federal National Mtg. Assoc. REMIC
Series 2021-M3, Class 1A1 1.00%, 11/25/2033	28,706	28,116
Series 2018-72, Class VB 3.50%, 10/25/2031	146,652	143,194
Series 2019-7, Class CA 3.50%, 11/25/2057	182,110	175,033
Series 2024-M2, Class A2 3.75%, 08/25/2033	195,000	184,622
Series 2017-35, Class VA 4.00%, 07/25/2028	62,367	61,744
Series 2002-W3, Class A4 6.50%, 11/25/2041	74,348	75,815
Series 2002-W8, Class A1 6.50%, 06/25/2042	37,934	39,621
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M1S, Class A2 2.15%, 04/25/2032(1)	225,000	193,336
Series 2022-M2S, Class A1 3.88%, 05/25/2032(1)	114,597	113,242
Series 2023-M8, Class A2 4.62%, 03/25/2033(1)	110,000	110,445
Government National Mtg. Assoc. REMIC
Series 2020-123, Class LB 1.00%, 08/20/2050	163,396	135,328
Government National Mtg. Assoc. REMIC VRS
Series 2021-H14, Class YD 7.55%, 06/20/2071(1)	129,064	116,676
		3,514,418
Total Collateralized Mortgage Obligations (cost $4,991,366)		4,712,902
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 19.5%
U.S. Government — 10.1%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	2,132,000	1,371,969
1.38%, 11/15/2040 to 08/15/2050	1,759,000	1,040,864
1.63%, 11/15/2050	800,000	462,594
1.88%, 02/15/2051 to 11/15/2051	696,000	428,055
2.25%, 02/15/2052	1,353,000	910,262
2.38%, 02/15/2042	405,000	309,414
3.00%, 08/15/2052	260,000	206,243
3.13%, 02/15/2043	225,000	190,898
3.38%, 08/15/2042	265,000	234,484
3.88%, 05/15/2043	50,000	47,209
United States Treasury Bonds STRIPS
Zero Coupon, 11/15/2027 to 05/15/2041	740,000	471,510
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
United States Treasury Notes
0.75%, 01/31/2028	$ 130,000	$ 117,508
1.00%, 07/31/2028	750,000	675,088
1.25%, 05/31/2028	949,000	866,185
1.63%, 05/15/2031	805,000	701,671
1.88%, 02/15/2032#	615,000	537,260
2.75%, 08/15/2032#	880,000	813,828
2.88%, 04/30/2029	1,576,000	1,516,961
3.13%, 08/31/2029#	1,074,000	1,043,374
3.38%, 05/15/2033#	315,000	303,114
3.88%, 08/15/2033	2,955,000	2,948,420
4.00%, 02/15/2034	95,000	95,594
		15,292,505
U.S. Government Agency — 9.4%
Federal Home Loan Mtg. Corp.
1.80%, 11/01/2028	210,000	190,782
2.50%, 07/01/2050 to 02/01/2051	337,443	289,655
3.00%, 11/01/2050 to 01/01/2052	218,075	195,680
3.45%, 08/01/2032	242,014	228,319
3.50%, 05/01/2042 to 01/01/2050	180,040	168,316
3.80%, 10/01/2034	100,000	94,723
4.00%, 01/01/2052	32,263	30,643
4.50%, 05/01/2052	51,498	51,053
6.00%, 02/01/2054	168,958	172,727
Federal National Mtg. Assoc.
1.38%, 01/01/2031	300,000	254,610
1.56%, 12/01/2030	241,461	209,122
1.93%, 06/01/2035	100,463	82,099
1.95%, 10/01/2029	400,000	356,564
2.50%, 07/01/2050 to 01/01/2052	870,576	753,207
2.70%, 07/01/2026	145,642	140,880
2.97%, 08/01/2026	160,000	155,845
3.00%, 05/01/2050 to 02/01/2052	439,344	393,199
3.10%, 10/01/2032	139,000	128,134
3.14%, 07/01/2032	85,000	78,233
3.15%, 09/01/2033	105,000	95,414
3.30%, 07/01/2032	234,000	217,881
3.41%, 03/01/2033	107,000	99,518
3.45%, 08/01/2033	138,519	129,326
3.50%, 02/01/2052 to 11/01/2059	358,245	331,239
3.68%, 01/01/2032	160,000	153,721
3.77%, 12/01/2025	34,737	34,301
3.81%, 10/01/2032	140,000	134,954
3.97%, 01/01/2029	230,000	228,001
4.00%, 06/01/2049 to 08/01/2059	855,504	822,025
4.05%, 07/01/2032	100,000	98,279
4.12%, 11/01/2032	155,000	152,843
4.18%, 11/01/2030	34,688	34,564
4.31%, 10/01/2032	240,000	239,129
4.32%, 02/01/2034	110,000	109,379
4.34%, 01/01/2029	53,344	53,568
4.41%, 01/01/2033	165,000	165,016
4.45%, 12/01/2032	155,000	156,070
4.50%, 05/01/2052	130,915	129,754
4.74%, 04/01/2031	128,753	131,801
4.76%, 01/01/2030	378,000	386,889
4.83%, 12/01/2029	221,000	227,225
4.93%, 10/01/2032	113,000	116,649
4.97%, 09/01/2029	200,000	206,284
5.00%, 06/01/2053	126,806	125,887
5.07%, 03/01/2028	66,173	67,912
5.35%, 11/01/2027	247,161	254,831

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
5.43%, 07/01/2030	$ 199,738	$ 210,094
6.00%, 06/01/2052 to 11/01/2053	286,736	292,637
Government National Mtg. Assoc.
2.50%, 12/20/2050	183,916	157,483
3.00%, 02/20/2051 to 07/20/2051	1,836,842	1,668,373
3.50%, 01/20/2051 to 02/20/2052	1,931,487	1,797,867
4.00%, 05/20/2038 to 08/20/2052	367,903	354,592
4.50%, 12/20/2031 to 05/20/2052	130,804	129,397
5.00%, 02/20/2052 to 08/20/2052	359,026	357,983
5.50%, 06/20/2063	67,921	67,893
6.00%, 09/20/2053 to 06/20/2063	217,178	220,370
Government National Mtg. Corp.
6.50%, 11/20/2053	158,480	166,493
		14,299,433
Total U.S. Government & Agency Obligations (cost $32,256,803)		29,591,938
MUNICIPAL SECURITIES — 0.0%
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.17%, 04/01/2041 (cost $30,000)	30,000	30,983
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	44,000	22
Total Long-Term Investment Securities (cost $131,723,123)		149,228,106
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 5.29%(4)(5) (cost $424,833)	424,833	424,833
REPURCHASE AGREEMENTS — 1.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 08/30/2024, to be repurchased 09/03/2024 in the amount of $2,663,449 and collateralized by $2,705,100 of United States Treasury Notes, bearing interest at 3.63% due 05/15/2026 and having an approximate value of $2,716,330 (cost $2,662,976)	2,662,976	2,662,976
TOTAL INVESTMENTS (cost $134,810,932)	100.2%	152,315,915
Other assets less liabilities	(0.2)	(270,025)
NET ASSETS	100.0%	$152,045,890
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Asset Allocation Fund has no right to demand registration of these securities. At August 31, 2024, the aggregate value of these securities was $11,661,560 representing 7.7% of net assets.
#	The security or a portion thereof is out on loan.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of August 31, 2024.
(3)	Interest Only
(4)	The rate shown is the 7-day yield as of August 31, 2024.
(5)	At August 31, 2024, the Fund had loaned securities with a total value of $3,451,161. This was secured by collateral of $424,833, which was received in cash and subsequently invested in short-term investments currently valued at $424,833 as reported in the Portfolio of Investments. Additional collateral of $3,208,693 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2024
Federal Home Loan Mtg. Corp.	0.84% to 8.00%	10/01/2024 to 09/01/2054	$648,089
Federal National Mtg. Assoc.	0.00% to 9.00%	09/01/2024 to 03/01/2062	766,635
Government National Mtg. Assoc.	2.40% to 6.45%	02/20/2039 to 03/16/2058	1,453,290
United States Treasury Bills	0.00%	09/10/2024 to 01/23/2025	6,669
United States Treasury Notes/Bonds	0.13% to 6.25%	10/31/2024 to 02/15/2054	334,010
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at August 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$91,333,584	$—	$—	$91,333,584
Corporate Bonds & Notes	—	16,751,491	—	16,751,491
Asset Backed Securities	—	6,807,186	—	6,807,186
Collateralized Mortgage Obligations	—	4,712,902	—	4,712,902
U.S. Government & Agency Obligations	—	29,591,938	—	29,591,938
Municipal Securities	—	30,983	—	30,983
Escrows and Litigation Trusts	—	22	—	22
Short-Term Investments	424,833	—	—	424,833
Repurchase Agreements	—	2,662,976	—	2,662,976
Total Investments at Value	$91,758,417	$60,557,498	$—	$152,315,915
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.6%
Apparel — 1.6%
Deckers Outdoor Corp.†	2,528	$ 2,425,085
Tapestry, Inc.	26,464	1,084,230
		3,509,315
Auto Manufacturers — 1.0%
Tesla, Inc.†	10,571	2,263,357
Beverages — 0.2%
Coca-Cola Consolidated, Inc.	337	452,389
Biotechnology — 3.4%
Exelixis, Inc.†	62,337	1,622,632
Incyte Corp.†	27,205	1,786,281
Vertex Pharmaceuticals, Inc.†	8,525	4,227,462
		7,636,375
Building Materials — 0.4%
Trane Technologies PLC	2,519	911,021
Commercial Services — 3.9%
Block, Inc.†	27,015	1,785,151
Cintas Corp.	1,567	1,261,623
PayPal Holdings, Inc.†	36,700	2,658,181
Rollins, Inc.	59,781	2,999,811
		8,704,766
Computers — 10.7%
Apple, Inc.	84,282	19,300,578
Crowdstrike Holdings, Inc., Class A†	7,327	2,031,631
Dell Technologies, Inc., Class C	4,930	569,612
Pure Storage, Inc., Class A†	34,979	1,794,073
		23,695,894
Cosmetics/Personal Care — 0.7%
Colgate-Palmolive Co.	14,831	1,579,501
Diversified Financial Services — 5.2%
American Express Co.	15,525	4,015,541
Mastercard, Inc., Class A	15,717	7,596,655
		11,612,196
Electric — 0.5%
Vistra Corp.	13,527	1,155,611
Engineering & Construction — 0.3%
EMCOR Group, Inc.	1,593	626,144
Environmental Control — 1.1%
Waste Management, Inc.	11,256	2,386,722
Healthcare-Services — 1.1%
UnitedHealth Group, Inc.	4,036	2,382,047
Home Builders — 1.2%
PulteGroup, Inc.	19,439	2,559,144
Insurance — 1.8%
Everest Group, Ltd.	10,345	4,057,723
Internet — 18.5%
Alphabet, Inc., Class A	12,679	2,071,495
Alphabet, Inc., Class C	49,044	8,097,655
Amazon.com, Inc.†	58,692	10,476,522
Booking Holdings, Inc.	867	3,389,302
DoorDash, Inc., Class A†	14,568	1,875,047
Expedia Group, Inc.†	18,864	2,623,794
Security Description	Shares or Principal Amount	Value

Internet (continued)
Meta Platforms, Inc., Class A	19,393	$ 10,109,765
Uber Technologies, Inc.†	34,535	2,525,545
		41,169,125
Miscellaneous Manufacturing — 1.0%
Axon Enterprise, Inc.†	6,078	2,218,288
Oil & Gas — 0.6%
EOG Resources, Inc.	10,018	1,290,519
Pharmaceuticals — 4.7%
Cardinal Health, Inc.	4,060	457,643
Dexcom, Inc.†	19,266	1,335,904
Eli Lilly & Co.	7,274	6,983,186
Neurocrine Biosciences, Inc.†	12,681	1,611,248
		10,387,981
Retail — 3.1%
Ferguson Enterprises, Inc.	17,406	3,580,588
Lululemon Athletica, Inc.†	8,323	2,159,569
TJX Cos., Inc.	10,645	1,248,339
		6,988,496
Semiconductors — 19.0%
Advanced Micro Devices, Inc.†	10,815	1,606,676
Applied Materials, Inc.	18,588	3,666,669
Broadcom, Inc.	51,500	8,385,230
Lam Research Corp.	851	698,680
NVIDIA Corp.	174,194	20,793,538
NXP Semiconductors NV	10,984	2,815,858
QUALCOMM, Inc.	23,834	4,178,100
		42,144,751
Software — 18.6%
Adobe, Inc.†	8,773	5,039,299
CommVault Systems, Inc.†	16,312	2,534,885
Dynatrace, Inc.†	10,685	540,875
HubSpot, Inc.†	2,723	1,358,968
Microsoft Corp.	43,457	18,127,653
Salesforce, Inc.	15,519	3,924,755
ServiceNow, Inc.†	5,743	4,910,265
Smartsheet, Inc., Class A†	63,535	3,100,508
Workday, Inc., Class A†	7,329	1,928,919
		41,466,127
Telecommunications — 1.0%
Arista Networks, Inc.†	6,049	2,137,596
Total Long-Term Investment Securities (cost $174,872,181)		221,335,088
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24%(1) (cost $1,132,789)	1,132,789	1,132,789
TOTAL INVESTMENTS (cost $176,004,970)	100.1%	222,467,877
Other assets less liabilities	(0.1)	(124,714)
NET ASSETS	100.0%	$222,343,163
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of August 31, 2024.

VALIC Company I Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$221,335,088	$—	$—	$221,335,088
Short-Term Investments	1,132,789	—	—	1,132,789
Total Investments at Value	$222,467,877	$—	$—	$222,467,877
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Conservative Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.2%
Domestic Fixed Income Investment Companies — 57.8%
VALIC Company I Core Bond Fund (cost $179,141,222)	17,261,498	$172,269,754
Domestic Equity Investment Companies — 30.2%
VALIC Company I Small Cap Growth Fund†	364,470	5,940,862
VALIC Company I Small Cap Value Fund	463,547	6,002,930
VALIC Company I Stock Index Fund	905,230	51,552,878
VALIC Company I Systematic Growth Fund	703,383	12,843,771
VALIC Company I Systematic Value Fund	898,869	13,527,984
Total Domestic Equity Investment Companies (cost $76,143,890)		89,868,425
International Equity Investment Companies — 11.2%
VALIC Company I Emerging Economies Fund	464,489	3,009,889
VALIC Company I International Equities Index Fund	3,449,790	30,254,655
Total International Equity Investment Companies (cost $27,226,881)		33,264,544
Total Long-Term Investment Securities (cost $282,511,993)		295,402,723
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.9%
Unaffiliated Investment Companies — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24%(2) (cost $2,816,178)	2,816,178	$ 2,816,178
TOTAL INVESTMENTS (cost $285,328,171)	100.1%	298,218,901
Other assets less liabilities	(0.1)	(301,592)
NET ASSETS	100.0%	$297,917,309
#	The VALIC Company I Conservative Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
†	Non-income producing security
(1)	See Note 3.
(2)	The rate shown is the 7-day yield as of August 31, 2024.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$295,402,723	$—	$—	$295,402,723
Short-Term Investments	2,816,178	—	—	2,816,178
Total Investments at Value	$298,218,901	$—	$—	$298,218,901
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 29.7%
Advertising — 0.0%
Omnicom Group, Inc.
5.30%, 11/01/2034	$ 657,000	$ 667,362
Aerospace/Defense — 0.4%
BAE Systems PLC
5.50%, 03/26/2054*	453,000	462,099
Boeing Co.
3.38%, 06/15/2046	1,098,000	732,919
5.15%, 05/01/2030	1,268,000	1,264,744
5.81%, 05/01/2050	486,000	458,708
5.93%, 05/01/2060	1,301,000	1,228,870
6.26%, 05/01/2027*	294,000	302,463
7.01%, 05/01/2064*	294,000	316,644
L3Harris Technologies, Inc.
5.25%, 06/01/2031	1,141,000	1,174,078
5.40%, 07/31/2033	1,622,000	1,672,100
Lockheed Martin Corp.
2.80%, 06/15/2050	6,000	4,021
Raytheon Technologies Corp.
5.38%, 02/27/2053	1,591,000	1,592,104
RTX Corp.
6.40%, 03/15/2054	598,000	686,340
		9,895,090
Airlines — 0.2%
Air Canada
3.88%, 08/15/2026*	690,000	665,804
American Airlines, Inc.
7.25%, 02/15/2028*#	288,000	289,791
8.50%, 05/15/2029*	108,000	112,283
British Airways Pass Through Trust
2.90%, 09/15/2036*	1,573,660	1,391,259
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd.
11.00%, 04/15/2029*#	360,713	367,134
United Airlines Pass-Through Trust
5.45%, 08/15/2038	2,048,000	2,107,662
United Airlines, Inc.
4.63%, 04/15/2029*	339,000	322,694
		5,256,627
Auto Manufacturers — 0.6%
Cummins, Inc.
5.45%, 02/20/2054	165,000	169,385
Daimler Truck Finance North America LLC
5.13%, 09/25/2027*	160,000	162,642
5.13%, 01/19/2028*	947,000	962,415
Daimler Trucks Finance North America LLC
2.50%, 12/14/2031*	444,000	380,555
Ford Motor Co.
4.75%, 01/15/2043	666,000	555,717
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	1,042,000	960,642
5.11%, 05/03/2029	1,419,000	1,404,705
5.80%, 03/05/2027	352,000	357,324
7.35%, 03/06/2030	201,000	217,635
General Motors Financial Co., Inc.
2.70%, 06/10/2031	1,104,000	950,103
5.60%, 06/18/2031	478,000	489,194
5.75%, 02/08/2031	548,000	566,264
5.80%, 01/07/2029	1,015,000	1,051,373
5.85%, 04/06/2030	1,539,000	1,605,717
5.95%, 04/04/2034#	918,000	950,028
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Hyundai Capital America
5.30%, 06/24/2029*	$ 481,000	$ 491,432
5.35%, 03/19/2029*	1,213,000	1,238,767
5.80%, 06/26/2025*	906,000	911,120
6.50%, 01/16/2029*	896,000	954,090
Toyota Motor Credit Corp.
4.55%, 08/09/2029	432,000	435,633
Volkswagen Group of America Finance LLC
4.90%, 08/14/2026*	495,000	496,035
		15,310,776
Auto Parts & Equipment — 0.0%
Nemak SAB de CV
3.63%, 06/28/2031	350,000	286,753
ZF North America Capital, Inc.
6.88%, 04/23/2032*	210,000	218,195
		504,948
Banks — 7.9%
ABQ Finance, Ltd.
1.88%, 09/08/2025	548,000	528,568
AIB Group PLC
6.61%, 09/13/2029*	875,000	927,664
Associated Banc-Corp
6.46%, 08/29/2030	170,000	171,068
Banco de Credito del Peru S.A.
2.70%, 01/11/2025	1,350,000	1,334,108
Banco Santander SA
5.59%, 08/08/2028	2,000,000	2,068,150
6.35%, 03/14/2034	3,800,000	3,982,194
6.92%, 08/08/2033	600,000	650,120
6.94%, 11/07/2033	700,000	796,162
Bank of America Corp.
0.98%, 09/25/2025	1,811,000	1,805,591
2.46%, 10/22/2025	5,028,000	5,006,446
3.31%, 04/22/2042	1,018,000	802,763
3.85%, 03/08/2037	2,479,000	2,250,309
3.97%, 02/07/2030	2,216,000	2,156,571
4.08%, 04/23/2040	2,397,000	2,141,568
4.18%, 11/25/2027	2,537,000	2,511,714
4.57%, 04/27/2033	1,344,000	1,314,853
5.43%, 08/15/2035	1,129,000	1,131,447
6.11%, 01/29/2037	823,000	893,953
Bank of Ireland Group PLC
5.60%, 03/20/2030*	3,640,000	3,727,560
Bank of Nova Scotia
4.59%, 05/04/2037	2,577,000	2,416,596
5.65%, 02/01/2034	1,504,000	1,585,084
BankUnited, Inc.
5.13%, 06/11/2030	1,340,000	1,302,979
Barclays PLC
3.56%, 09/23/2035	3,549,000	3,195,448
BNP Paribas SA
1.32%, 01/13/2027*	1,515,000	1,442,224
1.68%, 06/30/2027*	2,393,000	2,262,256
5.89%, 12/05/2034*	1,169,000	1,240,889
BPCE SA
3.58%, 10/19/2042*	1,684,000	1,264,457
5.94%, 05/30/2035*	420,000	433,725
6.51%, 01/18/2035*	254,000	263,864
7.00%, 10/19/2034*	1,000,000	1,106,598
CBQ Finance, Ltd.
2.00%, 05/12/2026	768,000	729,134

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Citibank NA
4.93%, 08/06/2026	$ 655,000	$ 660,547
5.57%, 04/30/2034	650,000	682,738
Citigroup, Inc.
2.57%, 06/03/2031	660,000	587,080
2.67%, 01/29/2031	380,000	342,293
2.90%, 11/03/2042	579,000	421,209
3.11%, 04/08/2026	1,980,000	1,953,924
3.67%, 07/24/2028	333,000	324,688
4.45%, 09/29/2027	2,517,000	2,505,145
5.88%, 02/22/2033	761,000	799,068
6.00%, 10/31/2033#	1,560,000	1,667,002
6.17%, 05/25/2034	270,000	285,011
Citizens Financial Group, Inc.
2.64%, 09/30/2032#	1,263,000	1,026,015
5.72%, 07/23/2032#	637,000	650,194
Cooperatieve Rabobank UA
1.00%, 09/24/2026*	4,851,000	4,657,180
Cooperatieve Rabobank UA/NY
4.33%, 08/28/2026	352,000	352,020
Credit Agricole SA
1.25%, 01/26/2027*	1,568,000	1,490,445
5.30%, 07/12/2028*	2,064,000	2,121,092
6.25%, 01/10/2035*	1,255,000	1,316,972
Credit Suisse Group AG
9.02%, 11/15/2033*	484,000	602,011
Danske Bank A/S
0.98%, 09/10/2025*	600,000	599,490
3.24%, 12/20/2025*	2,050,000	2,036,191
DBS Group Holdings, Ltd.
1.82%, 03/10/2031	560,000	535,584
Deutsche Bank AG
2.55%, 01/07/2028	1,583,000	1,496,939
3.74%, 01/07/2033	1,226,000	1,049,492
5.41%, 05/10/2029	295,000	304,235
6.72%, 01/18/2029	274,000	288,463
First Abu Dhabi Bank PJSC
6.32%, 04/04/2034	508,000	526,138
First Horizon Bank
5.75%, 05/01/2030#	1,248,000	1,253,745
Goldman Sachs Group, Inc.
1.54%, 09/10/2027	2,154,000	2,022,469
2.38%, 07/21/2032	1,856,000	1,580,319
3.21%, 04/22/2042	1,444,000	1,116,844
3.80%, 03/15/2030	595,000	573,677
4.22%, 05/01/2029	2,385,000	2,352,072
5.05%, 07/23/2030	135,000	137,017
5.33%, 07/23/2035	290,000	295,451
5.85%, 04/25/2035	342,000	361,276
6.75%, 10/01/2037	3,011,000	3,393,737
Gulf International Bank BSC
5.75%, 06/05/2029	600,000	621,262
HSBC Holdings PLC
4.18%, 12/09/2025	1,069,000	1,065,080
6.33%, 03/09/2044	3,508,000	3,838,296
8.11%, 11/03/2033	858,000	1,001,341
ING Groep NV
1.40%, 07/01/2026*	3,427,000	3,324,660
6.11%, 09/11/2034	210,000	224,679
Intesa Sanpaolo SpA
4.95%, 06/01/2042*	786,000	618,275
7.78%, 06/20/2054*	894,000	983,620
Security Description	Shares or Principal Amount	Value

Banks (continued)
JPMorgan Chase & Co.
2.01%, 03/13/2026	$ 3,372,000	$ 3,313,835
2.07%, 06/01/2029	1,147,000	1,049,697
2.53%, 11/19/2041	2,611,000	1,876,155
2.55%, 11/08/2032	294,000	254,262
3.54%, 05/01/2028	2,131,000	2,078,147
4.91%, 07/25/2033	294,000	295,619
6.25%, 10/23/2034	513,000	562,293
KeyBank NA
3.40%, 05/20/2026	1,560,000	1,512,265
4.90%, 08/08/2032#	1,209,000	1,146,031
Lloyds Banking Group PLC
5.68%, 01/05/2035	977,000	1,009,710
5.72%, 06/05/2030	2,460,000	2,551,958
Mashreqbank PSC
7.88%, 02/24/2033	500,000	532,281
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	827,000	815,961
Mizuho Financial Group, Inc.
2.56%, 09/13/2025	3,924,000	3,920,912
5.78%, 07/06/2029	3,878,000	4,029,559
Morgan Stanley
1.16%, 10/21/2025	679,000	674,914
1.51%, 07/20/2027	2,955,000	2,786,837
1.59%, 05/04/2027	1,034,000	982,329
2.48%, 09/16/2036	110,000	90,681
3.22%, 04/22/2042	2,055,000	1,611,298
3.62%, 04/01/2031	630,000	597,760
5.04%, 07/19/2030	660,000	671,251
5.30%, 04/20/2037	1,081,000	1,072,157
5.32%, 07/19/2035	1,246,000	1,272,786
5.94%, 02/07/2039#	854,000	881,483
Morgan Stanley VRS
3.59%, 07/22/2028(1)	3,948,000	3,837,712
Morgan Stanley Bank NA
5.50%, 05/26/2028	312,000	319,788
NatWest Group PLC
1.64%, 06/14/2027	1,452,000	1,373,842
3.03%, 11/28/2035	2,669,000	2,347,967
4.45%, 05/08/2030	778,000	766,655
4.89%, 05/18/2029	755,000	757,034
4.96%, 08/15/2030	671,000	673,962
8.00%, 08/10/2025(2)	1,096,000	1,110,289
NatWest Markets PLC
5.41%, 05/17/2029*	1,905,000	1,963,379
Nbk Tier 2, Ltd.
2.50%, 11/24/2030	744,000	716,447
Nordea Bank Abp
5.38%, 09/22/2027*	1,556,000	1,590,800
QNB Finance, Ltd.
2.63%, 05/12/2025	552,000	542,056
4.88%, 01/30/2029	352,000	356,583
Regions Bank
6.45%, 06/26/2037	338,000	359,901
Regions Financial Corp.
5.72%, 06/06/2030	511,000	524,148
7.38%, 12/10/2037	1,600,000	1,855,681
Santander Holdings USA, Inc.
6.17%, 01/09/2030	2,000,000	2,072,739
Shinhan Financial Group Co., Ltd.
5.00%, 07/24/2028	800,000	807,802
Signature Bank
4.00%, 10/15/2030	740,000	421,308

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Societe Generale SA
3.63%, 03/01/2041*	$ 852,000	$ 606,991
6.45%, 01/10/2029*	2,500,000	2,587,733
7.13%, 01/19/2055*	511,000	516,754
Standard Chartered PLC
2.82%, 01/30/2026	540,000	534,045
5.69%, 05/14/2028*	1,280,000	1,305,685
5.91%, 05/14/2035*	2,520,000	2,607,342
Sumitomo Mitsui Financial Group, Inc.
5.84%, 07/09/2044	320,000	337,312
Swedbank AB
1.54%, 11/16/2026*	3,767,000	3,538,850
Texas Capital Bancshares, Inc.
4.00%, 05/06/2031	364,000	338,896
Truist Financial Corp.
5.12%, 01/26/2034	1,000,000	994,614
7.16%, 10/30/2029	2,000,000	2,173,130
UBS AG
7.50%, 02/15/2028	519,000	566,533
UBS Group AG
1.49%, 08/10/2027*	1,610,000	1,509,437
4.13%, 09/24/2025*	269,000	266,568
4.75%, 05/12/2028*	1,677,000	1,677,099
5.43%, 02/08/2030*	1,620,000	1,659,778
5.62%, 09/13/2030*	720,000	744,650
UniCredit SpA
2.57%, 09/22/2026*	1,309,000	1,273,357
United Overseas Bank, Ltd.
2.00%, 10/14/2031	1,450,000	1,365,531
US Bancorp
2.49%, 11/03/2036	4,699,000	3,887,272
Wells Fargo & Co.
2.57%, 02/11/2031	1,197,000	1,074,028
2.88%, 10/30/2030	1,466,000	1,343,832
3.07%, 04/30/2041	1,782,000	1,362,086
4.30%, 07/22/2027	3,302,000	3,289,145
4.65%, 11/04/2044	348,000	310,330
5.39%, 04/24/2034	1,045,000	1,070,945
5.50%, 01/23/2035	552,000	569,639
5.61%, 01/15/2044	356,000	360,537
5.71%, 04/22/2028	1,875,000	1,925,830
Woori Bank
5.13%, 08/06/2028	560,000	561,306
Zions Bancorp NA
3.25%, 10/29/2029	1,590,000	1,393,373
		205,229,951
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	3,035,000	2,913,849
Constellation Brands, Inc.
4.35%, 05/09/2027	732,000	729,284
PepsiCo, Inc.
3.60%, 02/18/2028	353,000	347,286
3.90%, 07/18/2032	399,000	387,144
4.00%, 03/05/2042	185,000	163,273
		4,540,836
Biotechnology — 0.4%
Amgen, Inc.
2.80%, 08/15/2041	1,181,000	872,704
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
3.15%, 02/21/2040	$ 1,899,000	$ 1,475,358
4.40%, 05/01/2045	501,000	436,438
4.66%, 06/15/2051	412,000	366,701
5.15%, 03/02/2028	424,000	433,099
5.25%, 03/02/2030	543,000	562,492
5.65%, 03/02/2053	603,000	620,193
5.75%, 03/02/2063	998,000	1,023,576
Gilead Sciences, Inc.
5.55%, 10/15/2053	888,000	922,676
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	374,000	319,733
2.80%, 09/15/2050	1,552,000	1,004,904
Royalty Pharma PLC
2.15%, 09/02/2031#	1,868,000	1,566,850
5.15%, 09/02/2029	296,000	301,241
5.90%, 09/02/2054	364,000	368,725
		10,274,690
Building Materials — 0.3%
Carrier Global Corp.
3.38%, 04/05/2040	1,804,000	1,455,088
5.90%, 03/15/2034	232,000	250,258
CRH SMW Finance DAC
5.20%, 05/21/2029	1,601,000	1,645,582
GCC SAB de CV
3.61%, 04/20/2032	600,000	532,401
Lennox International, Inc.
5.50%, 09/15/2028	608,000	627,760
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	1,045,000	898,825
Owens Corning
5.50%, 06/15/2027	289,000	296,213
St Marys Cement, Inc.
5.75%, 04/02/2034	450,000	455,625
Standard Industries, Inc.
3.38%, 01/15/2031*	279,000	243,978
5.00%, 02/15/2027*	100,000	98,545
Trane Technologies Financing, Ltd.
5.10%, 06/13/2034	296,000	304,040
		6,808,315
Chemicals — 0.3%
Alpek SAB de CV
4.25%, 09/18/2029	450,000	429,542
CF Industries, Inc.
5.38%, 03/15/2044	675,000	647,102
Consolidated Energy Finance SA
5.63%, 10/15/2028*	303,000	245,788
Dow Chemical Co.
5.60%, 02/15/2054#	431,000	432,751
Eastman Chemical Co.
5.00%, 08/01/2029	307,000	311,499
5.75%, 03/08/2033	497,000	517,636
Ecolab, Inc.
2.70%, 12/15/2051	1,723,000	1,126,593
5.25%, 01/15/2028	478,000	493,767
MEGlobal BV
4.25%, 11/03/2026	540,000	530,593
Methanex Corp.
5.13%, 10/15/2027	169,000	166,350
5.25%, 12/15/2029	14,000	13,760
Minerals Technologies, Inc.
5.00%, 07/01/2028*	300,000	291,066

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals (continued)
Nutrien, Ltd.
5.20%, 06/21/2027	$ 312,000	$ 317,777
Olympus Water US Holding Corp.
9.75%, 11/15/2028*	196,000	208,777
RPM International, Inc.
2.95%, 01/15/2032	204,000	176,978
Sherwin-Williams Co.
4.80%, 09/01/2031	287,000	288,779
Solvay Finance America LLC
5.65%, 06/04/2029*	708,000	730,644
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*	350,000	159,140
Westlake Corp.
3.38%, 08/15/2061	575,000	364,245
		7,452,787
Coal — 0.0%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	141,000	145,230
Commercial Services — 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/2028*	244,000	226,295
4.63%, 06/01/2028*	80,000	74,087
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029*#	143,000	131,022
Block, Inc.
6.50%, 05/15/2032*	220,000	228,143
Boost Newco Borrower LLC
7.50%, 01/15/2031*	275,000	293,219
Deluxe Corp.
8.00%, 06/01/2029*	443,000	413,909
DP World, Ltd.
5.63%, 09/25/2048	544,000	542,052
Ford Foundation
2.82%, 06/01/2070	1,428,000	889,321
Garda World Security Corp.
6.00%, 06/01/2029*	175,000	165,133
9.50%, 11/01/2027*	178,000	179,022
GXO Logistics, Inc.
6.25%, 05/06/2029	653,000	681,286
Hertz Corp.
4.63%, 12/01/2026*#	374,000	293,568
12.63%, 07/15/2029*#	102,000	108,647
Metis Merger Sub LLC
6.50%, 05/15/2029*	196,000	188,985
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	278,000	270,197
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38%, 08/31/2027*	179,000	169,476
PROG Holdings, Inc.
6.00%, 11/15/2029*	49,000	47,863
Quanta Services, Inc.
2.35%, 01/15/2032	1,361,000	1,146,565
2.90%, 10/01/2030#	478,000	434,041
3.05%, 10/01/2041	964,000	707,622
4.75%, 08/09/2027	302,000	303,350
5.25%, 08/09/2034	302,000	304,253
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
S&P Global, Inc.
2.70%, 03/01/2029	$ 1,595,000	$ 1,490,270
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*	104,000	107,293
TriNet Group, Inc.
3.50%, 03/01/2029*	218,000	201,667
Triton Container International, Ltd.
2.05%, 04/15/2026*#	812,000	772,585
3.15%, 06/15/2031*	987,000	850,089
Upbound Group, Inc.
6.38%, 02/15/2029*	325,000	317,019
VM Consolidated, Inc.
5.50%, 04/15/2029*	346,000	336,736
		11,873,715
Computers — 0.5%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	368,000	353,070
Apple, Inc.
1.40%, 08/05/2028	1,025,000	931,114
2.65%, 05/11/2050	488,000	330,307
2.70%, 08/05/2051	727,000	492,328
3.95%, 08/08/2052	1,116,000	961,184
Dell International LLC/EMC Corp.
3.38%, 12/15/2041	1,926,000	1,473,505
8.10%, 07/15/2036	480,000	590,484
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	179,000	185,695
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	2,023,000	1,932,487
5.25%, 07/01/2028	1,830,000	1,872,348
Leidos, Inc.
4.38%, 05/15/2030	1,633,000	1,588,353
5.75%, 03/15/2033	587,000	610,315
McAfee Corp.
7.38%, 02/15/2030*	443,000	424,947
NCR Voyix Corp.
5.13%, 04/15/2029*	189,000	185,343
Seagate HDD Cayman
4.09%, 06/01/2029	192,000	182,763
Wipro IT Services LLC
1.50%, 06/23/2026	576,000	544,935
		12,659,178
Cosmetics/Personal Care — 0.2%
Edgewell Personal Care Co.
4.13%, 04/01/2029*	310,000	293,801
Estee Lauder Cos., Inc.
4.38%, 05/15/2028	453,000	454,970
Haleon UK Capital PLC
3.13%, 03/24/2025	858,000	848,517
Haleon US Capital LLC
3.63%, 03/24/2032	2,349,000	2,182,376
Kenvue, Inc.
4.90%, 03/22/2033	535,000	547,418
Procter & Gamble Co.
3.95%, 01/26/2028#	348,000	347,062
Unilever Capital Corp.
2.13%, 09/06/2029	360,000	326,095
		5,000,239

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Distribution/Wholesale — 0.0%
Windsor Holdings III LLC
8.50%, 06/15/2030*	$ 214,000	$ 229,230
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026	1,799,000	1,714,597
Aircastle, Ltd.
5.25%, 06/15/2026*(2)	230,000	225,976
Ally Financial, Inc.
6.70%, 02/14/2033#	856,000	881,175
American Express Co.
5.10%, 02/16/2028	839,000	850,185
Avolon Holdings Funding, Ltd.
4.38%, 05/01/2026*	12,000,000	11,820,219
5.75%, 11/15/2029*	965,000	987,929
6.38%, 05/04/2028*	343,000	356,541
Bread Financial Holdings, Inc.
9.75%, 03/15/2029*	268,000	289,097
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	365,000	361,153
Caja de Compensacion de Asignacion Familiar de Los Andes
7.00%, 07/30/2029*	550,000	569,421
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	285,000	224,708
Credit Acceptance Corp.
9.25%, 12/15/2028*	261,000	280,571
Enova International, Inc.
9.13%, 08/01/2029*	293,000	297,455
goeasy, Ltd.
4.38%, 05/01/2026*	131,000	128,052
7.63%, 07/01/2029*	159,000	163,982
Intercontinental Exchange, Inc.
4.25%, 09/21/2048	1,104,000	956,015
4.95%, 06/15/2052#	642,000	626,020
5.20%, 06/15/2062	983,000	980,316
Jane Street Group/JSG Finance, Inc.
7.13%, 04/30/2031*	217,000	227,902
LFS Topco LLC
5.88%, 10/15/2026*	206,000	191,580
Nasdaq, Inc.
5.95%, 08/15/2053	480,000	514,223
6.10%, 06/28/2063	574,000	621,555
Nomura Holdings, Inc.
5.78%, 07/03/2034	378,000	392,568
OneMain Finance Corp.
5.38%, 11/15/2029	178,000	171,194
7.50%, 05/15/2031	105,000	108,379
Power Finance Corp., Ltd.
3.35%, 05/16/2031	600,000	540,058
Synchrony Financial
4.50%, 07/23/2025	3,229,000	3,206,517
USAA Capital Corp.
3.38%, 05/01/2025*	887,000	878,646
VFH Parent LLC/Valor Co.-Issuer, Inc.
7.50%, 06/15/2031*	300,000	311,222
		28,877,256
Electric — 3.1%
AES Corp.
2.45%, 01/15/2031#	2,733,000	2,330,656
5.45%, 06/01/2028#	1,229,000	1,251,730
Security Description	Shares or Principal Amount	Value

Electric (continued)
Algonquin Power & Utilities Corp.
5.37%, 06/15/2026(3)	$ 214,000	$ 215,532
Alliant Energy Finance LLC
5.95%, 03/30/2029*	504,000	529,203
Ameren Corp.
5.70%, 12/01/2026	715,000	731,418
American Electric Power Co., Inc.
5.63%, 03/01/2033	1,152,000	1,203,684
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/2028*	324,000	321,042
Avangrid, Inc.
3.20%, 04/15/2025	2,053,000	2,027,311
Baltimore Gas & Electric Co.
5.65%, 06/01/2054	570,000	595,643
Buffalo Energy Mexico Holdings
7.88%, 02/15/2039*	400,000	429,297
Calpine Corp.
3.75%, 03/01/2031*	348,000	317,868
5.00%, 02/01/2031*	250,000	239,714
Clearway Energy Operating LLC
3.75%, 01/15/2032*	192,000	170,540
CMS Energy Corp.
3.75%, 12/01/2050#	1,159,000	991,764
4.75%, 06/01/2050	1,329,000	1,249,319
Cometa Energia SA de CV
6.38%, 04/24/2035	609,180	616,221
Consolidated Edison Co. of New York, Inc.
3.95%, 04/01/2050	1,131,000	933,699
4.45%, 03/15/2044	747,000	664,725
Constellation Energy Generation LLC
5.60%, 06/15/2042	2,500,000	2,496,782
5.75%, 10/01/2041	1,000,000	1,016,262
Diamond II, Ltd.
7.95%, 07/28/2026	248,000	250,845
Dominion Energy, Inc.
5.25%, 08/01/2033	1,918,000	1,943,652
5.75%, 10/01/2054	819,000	818,999
DTE Electric Co.
3.95%, 03/01/2049	1,654,000	1,368,678
DTE Energy Co.
4.88%, 06/01/2028	1,808,000	1,827,977
Duke Energy Carolinas LLC
3.55%, 03/15/2052	648,000	480,570
5.40%, 01/15/2054	492,000	497,838
Duke Energy Corp.
5.80%, 06/15/2054	381,000	389,873
Duke Energy Florida LLC
5.95%, 11/15/2052	732,000	785,034
Duke Energy Ohio, Inc.
5.65%, 04/01/2053	525,000	536,884
Duke Energy Progress LLC
4.00%, 04/01/2052	1,036,000	837,829
Emera US Finance LP
4.75%, 06/15/2046	1,809,000	1,559,643
Enel Finance International NV
3.50%, 04/06/2028*	1,128,000	1,081,614
4.75%, 05/25/2047*	1,025,000	922,961
5.13%, 06/26/2029*	323,000	327,873
7.75%, 10/14/2052*	1,090,000	1,355,519
Engie Energia Chile SA
3.40%, 01/28/2030	600,000	543,548
Engie SA
5.25%, 04/10/2029*	850,000	870,681

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
5.88%, 04/10/2054*	$ 962,000	$ 988,484
Entergy Mississippi LLC
3.50%, 06/01/2051	772,000	560,187
5.85%, 06/01/2054	360,000	379,840
Entergy Texas, Inc.
4.50%, 03/30/2039	2,831,000	2,632,543
5.00%, 09/15/2052	326,000	305,950
FirstEnergy Corp.
4.85%, 07/15/2047	541,000	482,929
FirstEnergy Pennsylvania Electric Co.
5.20%, 04/01/2028*	2,218,000	2,255,213
FirstEnergy Transmission LLC
4.55%, 04/01/2049*#	1,939,000	1,678,666
Florida Power & Light Co.
5.15%, 06/15/2029	641,000	663,752
Georgia Power Co.
3.25%, 03/15/2051	2,112,000	1,511,008
Interstate Power & Light Co.
3.50%, 09/30/2049	1,485,000	1,082,175
ITC Holdings Corp.
5.65%, 05/09/2034*	455,000	471,067
Kentucky Power Co.
7.00%, 11/15/2033*	892,000	974,997
Liberty Utilities Finance GP 1
2.05%, 09/15/2030*	436,000	373,104
LLPL Capital Pte, Ltd.
6.88%, 02/04/2039	514,012	529,425
Minejesa Capital BV
5.63%, 08/10/2037	580,000	550,759
Narragansett Electric Co.
5.35%, 05/01/2034*	408,000	417,851
National Central Cooling Co. PJSC
2.50%, 10/21/2027	500,000	464,126
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/2025	1,754,000	1,737,528
National Rural Utilities Cooperative Finance Corp. FRS
8.43%, (TSFR3M+3.17%), 04/30/2043	558,000	558,005
New York State Electric & Gas Corp.
5.85%, 08/15/2033*	1,638,000	1,717,934
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	512,000	516,215
NextEra Energy Operating Partners LP
7.25%, 01/15/2029*	398,000	416,694
NRG Energy, Inc.
3.63%, 02/15/2031*	531,000	475,083
5.25%, 06/15/2029*	39,000	38,552
OGE Energy Corp.
5.45%, 05/15/2029	235,000	243,188
Oklahoma Gas & Electric Co.
5.60%, 04/01/2053	326,000	330,807
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032	1,138,000	1,098,725
Pacific Gas & Electric Co.
3.95%, 12/01/2047	2,417,000	1,819,949
4.30%, 03/15/2045	2,673,000	2,135,565
4.95%, 06/08/2025	1,129,000	1,125,637
5.80%, 05/15/2034	127,000	130,708
6.40%, 06/15/2033	157,000	167,761
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	338,000	325,034
Security Description	Shares or Principal Amount	Value

Electric (continued)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.88%, 07/17/2049	$ 1,500,000	$ 1,288,196
PG&E Recovery Funding LLC
5.23%, 06/01/2042	1,155,000	1,199,640
5.53%, 06/01/2051	1,370,000	1,433,910
PPL Capital Funding, Inc.
5.25%, 09/01/2034	223,000	225,726
Public Service Co. of Colorado
2.70%, 01/15/2051	3,240,000	2,036,912
3.70%, 06/15/2028	527,000	514,212
4.10%, 06/15/2048	1,404,000	1,131,426
Public Service Co. of Oklahoma
2.20%, 08/15/2031	1,680,000	1,418,740
Puget Sound Energy, Inc.
5.69%, 06/15/2054	367,000	381,911
RWE Finance US LLC
6.25%, 04/16/2054*	912,000	939,285
San Diego Gas & Electric Co.
5.55%, 04/15/2054	392,000	402,763
Southern California Edison Co.
4.88%, 02/01/2027	467,000	471,361
5.20%, 06/01/2034	1,500,000	1,524,066
5.45%, 06/01/2031	1,650,000	1,717,282
5.85%, 11/01/2027	464,000	482,815
Union Electric Co.
3.90%, 04/01/2052	886,000	710,606
Virginia Electric & Power Co.
5.55%, 08/15/2054	180,000	182,891
Vistra Operations Co. LLC
5.00%, 07/31/2027*	381,000	377,112
6.00%, 04/15/2034*	101,000	105,551
		80,436,294
Electrical Components & Equipment — 0.0%
EnerSys
4.38%, 12/15/2027*	230,000	224,675
6.63%, 01/15/2032*	31,000	32,547
		257,222
Electronics — 0.3%
Allegion US Holding Co., Inc.
5.41%, 07/01/2032	614,000	632,511
5.60%, 05/29/2034	264,000	273,732
Amphenol Corp.
5.05%, 04/05/2029	377,000	387,484
5.25%, 04/05/2034	609,000	626,625
EquipmentShare.com, Inc.
8.63%, 05/15/2032*	241,000	252,014
Honeywell International, Inc.
1.75%, 09/01/2031	598,000	504,786
4.25%, 01/15/2029#	470,000	473,346
4.95%, 09/01/2031	422,000	435,903
5.25%, 03/01/2054	526,000	533,843
Imola Merger Corp.
4.75%, 05/15/2029*	300,000	288,740
TD Synnex Corp.
6.10%, 04/12/2034	648,000	673,682
Trimble, Inc.
4.90%, 06/15/2028	266,000	267,609
6.10%, 03/15/2033	313,000	334,566
TTM Technologies, Inc.
4.00%, 03/01/2029*	382,000	360,516

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electronics (continued)
Vontier Corp.
2.95%, 04/01/2031	$ 903,000	$ 781,021
		6,826,378
Energy-Alternate Sources — 0.0%
Greenko Wind Projects Mauritius, Ltd.
5.50%, 04/06/2025	264,000	262,170
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc.
5.90%, 03/01/2033	246,000	253,583
6.35%, 08/18/2028	313,000	330,933
MasTec, Inc.
5.90%, 06/15/2029	409,000	423,058
		1,007,574
Entertainment — 0.1%
Banijay Entertainment SASU
8.13%, 05/01/2029*	282,000	292,132
Caesars Entertainment, Inc.
4.63%, 10/15/2029*#	270,000	255,395
6.50%, 02/15/2032*	44,000	45,216
GENM Capital Labuan, Ltd.
3.88%, 04/19/2031	308,000	275,526
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
8.00%, 08/01/2030*	273,000	281,381
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*#	334,000	323,063
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	406,000	325,342
		1,798,055
Environmental Control — 0.1%
Republic Services, Inc.
5.00%, 11/15/2029	773,000	793,602
5.00%, 04/01/2034	342,000	347,940
Reworld Holding Corp.
5.00%, 09/01/2030	270,000	246,963
Waste Connections, Inc.
2.20%, 01/15/2032	846,000	717,917
Waste Management, Inc.
4.95%, 07/03/2027	631,000	643,277
		2,749,699
Food — 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.88%, 02/15/2028*	296,000	295,264
Bimbo Bakeries USA, Inc.
5.38%, 01/09/2036*	1,167,000	1,184,799
C&S Group Enterprises LLC
5.00%, 12/15/2028*	644,000	486,480
Cencosud SA
4.38%, 07/17/2027	540,000	529,753
Conagra Brands, Inc.
7.00%, 10/01/2028	638,000	692,947
Hormel Foods Corp.
4.80%, 03/30/2027	562,000	569,601
J.M. Smucker Co.
6.50%, 11/15/2043	394,000	431,477
JBS USA Holding Lux SARL/JBS USA Food Co./ JBS Lux Co. SAR
3.00%, 05/15/2032	855,000	730,713
Security Description	Shares or Principal Amount	Value

Food (continued)
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.75%, 12/01/2031	$ 1,380,000	$ 1,250,731
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
6.50%, 12/01/2052	1,000,000	1,053,442
Kraft Heinz Foods Co.
4.38%, 06/01/2046	2,948,000	2,518,646
4.88%, 10/01/2049	317,000	289,422
Kroger Co.
3.88%, 10/15/2046	489,000	384,453
Kroger Co/The
4.65%, 09/15/2029	470,000	469,976
5.00%, 09/15/2034	594,000	592,154
5.50%, 09/15/2054	772,000	756,712
5.65%, 09/15/2064	542,000	529,520
Land O'Lakes Capital Trust I
7.45%, 03/15/2028*	124,000	120,894
Mars, Inc.
4.65%, 04/20/2031*	778,000	776,627
McCormick & Co., Inc.
4.95%, 04/15/2033	250,000	254,077
Mondelez International, Inc.
4.75%, 08/28/2034	258,000	256,564
Nestle Holdings, Inc.
5.25%, 03/13/2026*	536,000	543,686
Performance Food Group, Inc.
5.50%, 10/15/2027*	199,000	197,866
Sigma Finance Netherlands BV
4.88%, 03/27/2028	400,000	398,841
Smithfield Foods, Inc.
4.25%, 02/01/2027*	538,000	526,974
5.20%, 04/01/2029*	665,000	662,322
Sysco Corp.
4.45%, 03/15/2048	957,000	824,544
4.50%, 04/01/2046	1,889,000	1,651,118
5.95%, 04/01/2030	172,000	183,575
		19,163,178
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA
4.20%, 01/29/2030	430,000	411,765
Georgia-Pacific LLC
0.95%, 05/15/2026*	1,827,000	1,722,379
Glatfelter Corp.
4.75%, 11/15/2029*	285,000	247,857
Inversiones CMPC SA
6.13%, 02/26/2034*	520,000	549,161
Suzano Austria GmbH
5.00%, 01/15/2030	500,000	491,493
		3,422,655
Gas — 0.2%
Atmos Energy Corp.
5.75%, 10/15/2052	843,000	896,074
Brooklyn Union Gas Co.
6.42%, 07/18/2054*	323,000	334,677
KeySpan Gas East Corp.
5.99%, 03/06/2033*	1,616,000	1,676,120
NiSource, Inc.
5.20%, 07/01/2029	750,000	767,924

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Gas (continued)
Southern California Gas Co.
5.60%, 04/01/2054	$ 617,000	$ 638,194
		4,312,989
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.
4.00%, 03/15/2060	998,000	927,006
Healthcare-Products — 0.2%
Agilent Technologies, Inc.
2.30%, 03/12/2031	988,000	856,620
2.75%, 09/15/2029	781,000	717,815
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	705,000	727,959
Medline Borrower LP
3.88%, 04/01/2029*	215,000	203,082
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	185,000	190,703
STERIS PLC
3.75%, 03/15/2051	597,000	448,763
Stryker Corp.
4.85%, 12/08/2028	769,000	782,789
Thermo Fisher Scientific, Inc.
5.00%, 01/31/2029	1,016,000	1,044,572
		4,972,303
Healthcare-Services — 0.9%
Concentra Escrow Issuer Corp.
6.88%, 07/15/2032*	179,000	187,250
Elevance Health, Inc.
2.88%, 09/15/2029	1,385,000	1,287,501
6.10%, 10/15/2052	709,000	770,651
HCA, Inc.
3.38%, 03/15/2029	775,000	732,556
3.50%, 09/01/2030	1,552,000	1,447,051
3.50%, 07/15/2051	1,695,000	1,188,484
4.63%, 03/15/2052	1,880,000	1,590,738
5.25%, 06/15/2049	1,009,000	936,522
5.45%, 04/01/2031	1,121,000	1,150,127
Humana, Inc.
1.35%, 02/03/2027	1,084,000	1,004,168
4.88%, 04/01/2030	696,000	702,089
5.50%, 03/15/2053	311,000	300,817
5.75%, 04/15/2054	412,000	413,349
5.88%, 03/01/2033	636,000	668,615
5.95%, 03/15/2034#	451,000	476,874
Molina Healthcare, Inc.
3.88%, 11/15/2030*	250,000	229,862
Quest Diagnostics, Inc.
5.00%, 12/15/2034	717,000	712,897
Roche Holdings, Inc.
2.13%, 03/10/2025*	1,584,000	1,560,701
5.49%, 11/13/2030*	1,217,000	1,288,839
Select Medical Corp.
6.25%, 08/15/2026*	252,000	253,245
UnitedHealth Group, Inc.
1.25%, 01/15/2026	2,465,000	2,363,645
4.75%, 05/15/2052	1,384,000	1,284,372
4.95%, 05/15/2062	587,000	547,488
5.15%, 07/15/2034	368,000	378,126
5.25%, 02/15/2028	782,000	810,591
		22,286,558
Security Description	Shares or Principal Amount	Value

Home Builders — 0.0%
Mattamy Group Corp.
4.63%, 03/01/2030*	$ 316,000	$ 297,968
Insurance — 1.0%
Allstate Corp.
5.05%, 06/24/2029	644,000	659,088
Americo Life, Inc.
3.45%, 04/15/2031*	512,000	427,075
Aon North America, Inc.
5.30%, 03/01/2031	2,104,000	2,172,837
5.75%, 03/01/2054	1,357,000	1,405,168
Arthur J Gallagher & Co.
5.75%, 03/02/2053	1,137,000	1,153,426
5.75%, 07/15/2054	492,000	501,695
6.75%, 02/15/2054	404,000	466,021
Athene Global Funding
1.73%, 10/02/2026*	2,714,000	2,552,758
4.86%, 08/27/2026*	600,000	600,941
Athene Holding, Ltd.
3.45%, 05/15/2052	205,000	136,751
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031*	267,000	279,381
Chubb INA Holdings LLC
4.65%, 08/15/2029	883,000	896,000
CNO Global Funding
5.88%, 06/04/2027*	1,600,000	1,639,396
Enstar Group, Ltd.
3.10%, 09/01/2031	591,000	502,563
Equitable Financial Life Global Funding
1.30%, 07/12/2026*	2,199,000	2,070,771
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	290,000	295,822
F&G Global Funding
2.30%, 04/11/2027*	1,711,000	1,587,748
5.88%, 06/10/2027*	700,000	711,970
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/2031*	260,000	267,586
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	299,000	317,855
Liberty Mutual Group, Inc.
4.30%, 02/01/2061*	1,278,000	836,784
New York Life Global Funding
4.85%, 01/09/2028*	874,000	886,879
Northwestern Mutual Global Funding
4.35%, 09/15/2027*	433,000	434,098
5.16%, 05/28/2031*	1,000,000	1,038,716
Panther Escrow Issuer LLC
7.13%, 06/01/2031*	285,000	296,859
Pricoa Global Funding I
4.65%, 08/27/2031*	298,000	297,662
Prudential Financial, Inc.
3.91%, 12/07/2047	443,000	356,779
5.70%, 09/15/2048#	1,081,000	1,075,799
Prudential Funding Asia PLC
3.13%, 04/14/2030	396,000	368,172
Ryan Specialty LLC
4.38%, 02/01/2030*	168,000	160,948
SBL Holdings, Inc.
5.00%, 02/18/2031*	657,000	595,978

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Willis North America, Inc.
4.65%, 06/15/2027	$ 781,000	$ 782,280
5.90%, 03/05/2054	664,000	682,465
		26,458,271
Internet — 0.3%
Acuris Finance US, Inc./Acuris Finance SARL
5.00%, 05/01/2028*	214,000	191,567
Amazon.com, Inc.
3.30%, 04/13/2027	527,000	516,613
3.60%, 04/13/2032	216,000	205,866
3.88%, 08/22/2037	223,000	204,851
4.05%, 08/22/2047	373,000	324,501
4.10%, 04/13/2062	276,000	231,522
4.65%, 12/01/2029	401,000	411,411
Cogent Communications Group LLC
7.00%, 06/15/2027*	157,000	158,897
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.
7.00%, 06/15/2027*	160,000	161,855
Expedia Group, Inc.
2.95%, 03/15/2031#	671,000	603,510
Gen Digital, Inc.
6.75%, 09/30/2027*	98,000	100,376
7.13%, 09/30/2030*	160,000	167,163
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	322,000	307,704
ION Trading Technologies SARL
5.75%, 05/15/2028*	310,000	291,789
9.50%, 05/30/2029*	200,000	212,366
Meituan
3.05%, 10/28/2030	624,000	558,694
Meta Platforms, Inc.
5.40%, 08/15/2054	875,000	892,368
5.55%, 08/15/2064	264,000	270,426
NAVER Corp.
1.50%, 03/29/2026	560,000	532,538
Netflix, Inc.
5.40%, 08/15/2054	108,000	112,561
Prosus NV
4.03%, 08/03/2050	280,000	195,389
4.19%, 01/19/2032	600,000	546,513
Tencent Holdings, Ltd.
3.68%, 04/22/2041	664,000	539,147
		7,737,627
Investment Companies — 0.0%
Beijing State-Owned Assets Management Hong Kong Co, Ltd.
4.13%, 05/26/2025	540,000	535,842
Iron/Steel — 0.1%
ArcelorMittal SA
6.35%, 06/17/2054#	711,000	715,068
ATI, Inc.
4.88%, 10/01/2029	175,000	169,695
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029*	74,000	69,395
6.25%, 10/01/2040	48,000	42,050
7.00%, 03/15/2032*	231,000	231,983
Commercial Metals Co.
3.88%, 02/15/2031	301,000	273,046
Security Description	Shares or Principal Amount	Value

Iron/Steel (continued)
CSN Inova Ventures
6.75%, 01/28/2028	$ 268,000	$ 256,614
Mineral Resources, Ltd.
8.00%, 11/01/2027*	98,000	99,541
8.13%, 05/01/2027*	192,000	193,640
8.50%, 05/01/2030*	25,000	25,998
9.25%, 10/01/2028*	283,000	298,974
Nucor Corp.
4.30%, 05/23/2027	527,000	526,648
POSCO
4.88%, 01/23/2027*	356,000	356,847
Steel Dynamics, Inc.
5.38%, 08/15/2034	300,000	304,259
		3,563,758
Leisure Time — 0.1%
Carnival Corp.
5.75%, 03/01/2027*	594,000	595,968
6.00%, 05/01/2029*#	389,000	390,739
NCL Corp., Ltd.
3.63%, 12/15/2024*	438,000	434,993
5.88%, 03/15/2026*	150,000	149,918
7.75%, 02/15/2029*#	105,000	112,057
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/2033*	560,000	573,657
		2,257,332
Lodging — 0.2%
Choice Hotels International, Inc.
5.85%, 08/01/2034	353,000	360,866
Gohl Capital, Ltd.
4.25%, 01/24/2027	540,000	528,724
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 06/01/2029*	321,000	303,497
Hyatt Hotels Corp.
5.50%, 06/30/2034	419,000	424,894
Marriott International, Inc.
2.85%, 04/15/2031	1,008,000	894,305
3.50%, 10/15/2032	398,000	358,839
Melco Resorts Finance, Ltd.
5.38%, 12/04/2029*	373,000	339,975
5.75%, 07/21/2028*	200,000	190,374
Sands China, Ltd.
2.85%, 03/08/2029	800,000	716,905
4.38%, 06/18/2030	1,430,000	1,349,301
Station Casinos LLC
6.63%, 03/15/2032*	205,000	209,115
Studio City Finance, Ltd.
5.00%, 01/15/2029*	258,000	230,468
Travel & Leisure Co.
4.50%, 12/01/2029*	10,000	9,325
6.00%, 04/01/2027	199,000	199,530
		6,116,118
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027	390,000	368,386
4.38%, 08/16/2029	263,000	264,173
4.80%, 01/06/2026	507,000	509,593
4.85%, 02/27/2029	384,000	393,214
5.00%, 05/14/2027	217,000	221,485

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Machinery-Construction & Mining (continued)
Weir Group PLC
2.20%, 05/13/2026*	$ 892,000	$ 851,407
		2,608,258
Machinery-Diversified — 0.2%
AGCO Corp.
5.45%, 03/21/2027	194,000	196,978
CNH Industrial Capital LLC
5.50%, 01/12/2029	574,000	593,659
IDEX Corp.
4.95%, 09/01/2029	216,000	218,848
John Deere Capital Corp.
4.70%, 06/10/2030	807,000	824,622
4.75%, 01/20/2028	264,000	268,187
4.90%, 06/11/2027	423,000	430,625
4.95%, 07/14/2028	302,000	309,805
5.10%, 04/11/2034	578,000	597,313
nVent Finance SARL
2.75%, 11/15/2031	631,000	540,268
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/2034	232,000	241,606
		4,221,911
Media — 0.7%
Belo Corp.
7.25%, 09/15/2027	331,000	337,496
Cable One, Inc.
4.00%, 11/15/2030*#	504,000	386,790
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/2029*	482,000	457,207
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	1,478,000	1,029,978
3.85%, 04/01/2061	1,370,000	831,598
4.80%, 03/01/2050	1,782,000	1,355,670
6.10%, 06/01/2029	411,000	424,636
6.38%, 10/23/2035	194,000	196,429
Comcast Corp.
3.40%, 04/01/2030	845,000	800,981
4.15%, 10/15/2028	1,408,000	1,397,767
4.60%, 10/15/2038	1,239,000	1,186,093
5.30%, 06/01/2034	1,000,000	1,036,661
5.50%, 05/15/2064	847,000	853,658
Cox Communications, Inc.
5.45%, 09/15/2028*	433,000	445,508
5.45%, 09/01/2034*	525,000	522,008
5.95%, 09/01/2054*	255,000	251,971
CSC Holdings LLC
4.63%, 12/01/2030*	244,000	95,403
5.75%, 01/15/2030*	462,000	182,755
11.75%, 01/31/2029*	80,000	70,641
Discovery Communications LLC
3.63%, 05/15/2030	1,917,000	1,701,548
Fox Corp.
5.58%, 01/25/2049#	534,000	516,670
Paramount Global
4.60%, 01/15/2045	215,000	154,217
4.85%, 07/01/2042	1,409,000	1,090,171
5.85%, 09/01/2043	458,000	390,146
6.25%, 02/28/2057	142,000	122,598
6.38%, 03/30/2062	181,000	165,495
Security Description	Shares or Principal Amount	Value

Media (continued)
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	$ 291,000	$ 249,706
4.00%, 07/15/2028*	308,000	288,487
Sunrise FinCo I BV
4.88%, 07/15/2031*	236,000	219,652
Time Warner Cable LLC
6.55%, 05/01/2037	2,096,000	2,067,927
Univision Communications, Inc.
6.63%, 06/01/2027*	220,000	217,761
7.38%, 06/30/2030*#	215,000	206,366
Virgin Media Finance PLC
5.00%, 07/15/2030*	174,000	150,760
		19,404,754
Mining — 0.2%
Anglo American Capital PLC
5.50%, 05/02/2033*	537,000	543,698
Antofagasta PLC
2.38%, 10/14/2030	650,000	563,859
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	354,000	324,787
Freeport Indonesia PT
5.32%, 04/14/2032	370,000	370,898
Fresnillo PLC
4.25%, 10/02/2050	250,000	192,318
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	165,000	166,534
Indonesia Asahan/Mineral Ind
5.45%, 05/15/2030	352,000	355,091
Minera Mexico SA de CV
4.50%, 01/26/2050	330,000	267,419
Newmont Corp./Newcrest Finance Pty., Ltd.
5.30%, 03/15/2026*	272,000	274,508
Nexa Resources SA
6.75%, 04/09/2034*#	540,000	566,976
South32 Treasury, Ltd.
4.35%, 04/14/2032*	789,000	735,830
WE Soda Investments Holding PLC
9.50%, 10/06/2028	240,000	247,837
		4,609,755
Miscellaneous Manufacturing — 0.0%
Siemens Financieringsmaatschappij NV
2.15%, 03/11/2031*	685,000	597,752
3.25%, 05/27/2025*	558,000	552,654
		1,150,406
Multi-National — 0.1%
European Bank for Reconstruction & Development
1.50%, 02/13/2025	1,360,000	1,339,268
Inter-American Development Bank
1.13%, 07/20/2028	1,578,000	1,427,308
		2,766,576
Oil & Gas — 1.3%
Antero Resources Corp.
5.38%, 03/01/2030*	182,000	179,795
Apache Corp.
4.38%, 10/15/2028	695,000	677,321
5.35%, 07/01/2049	1,332,000	1,136,335
6.00%, 01/15/2037	318,000	328,339
Atlas Sand Co. LLC
5.00%, 01/31/2026(4)(5)	1,917,089	1,763,722

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Baytex Energy Corp.
7.38%, 03/15/2032*	$ 239,000	$ 247,529
BP Capital Markets America, Inc.
3.00%, 02/24/2050	1,438,000	982,987
3.54%, 04/06/2027	1,230,000	1,207,201
4.89%, 09/11/2033	1,178,000	1,184,549
Chevron USA, Inc.
4.20%, 10/15/2049	918,000	789,464
Civitas Resources, Inc.
8.63%, 11/01/2030*	72,000	78,264
8.75%, 07/01/2031*	237,000	255,765
Comstock Resources, Inc.
5.88%, 01/15/2030*	310,000	293,081
6.75%, 03/01/2029*	211,000	207,548
Crescent Energy Finance LLC
7.38%, 01/15/2033*	175,000	179,499
7.63%, 04/01/2032*	122,000	125,802
9.25%, 02/15/2028*	138,000	146,327
Devon Energy Corp.
5.75%, 09/15/2054	1,107,000	1,074,228
Diamondback Energy, Inc.
4.40%, 03/24/2051	591,000	489,813
5.90%, 04/18/2064	337,000	338,380
6.25%, 03/15/2053	762,000	811,249
Ecopetrol SA
8.38%, 01/19/2036	402,000	407,068
Eni SpA
5.95%, 05/15/2054*	894,000	919,116
EQT Corp.
3.63%, 05/15/2031*	3,034,000	2,755,499
Hess Corp.
6.00%, 01/15/2040	736,000	781,441
HF Sinclair Corp.
5.00%, 02/01/2028*	1,593,000	1,570,152
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	478,000	471,940
KazMunayGas National Co. JSC
5.38%, 04/24/2030	400,000	395,500
Marathon Oil Corp.
5.30%, 04/01/2029	642,000	661,310
6.60%, 10/01/2037	1,141,000	1,277,110
Nabors Industries, Inc.
7.38%, 05/15/2027*	200,000	202,330
9.13%, 01/31/2030*	78,000	83,584
Nabors Industries, Ltd.
7.50%, 01/15/2028*	96,000	94,499
Occidental Petroleum Corp.
4.40%, 04/15/2046	273,000	223,985
5.20%, 08/01/2029	455,000	461,385
5.55%, 10/01/2034	351,000	356,661
6.13%, 01/01/2031	1,614,000	1,701,099
6.38%, 09/01/2028	598,000	627,289
7.50%, 05/01/2031	798,000	905,278
Ovintiv, Inc.
6.25%, 07/15/2033	1,000,000	1,055,794
Pertamina Persero PT
4.70%, 07/30/2049	1,500,000	1,331,250
Pioneer Natural Resources Co.
5.10%, 03/29/2026	342,000	345,274
PTTEP Treasury Center Co., Ltd.
2.59%, 06/10/2027	560,000	530,121
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Raizen Fuels Finance SA
6.45%, 03/05/2034*	$ 200,000	$ 210,809
Saudi Arabian Oil Co.
5.88%, 07/17/2064*	425,000	431,215
Southwestern Energy Co.
5.38%, 02/01/2029	178,000	175,727
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	437,000	439,205
Talos Production, Inc.
9.00%, 02/01/2029*	42,000	44,618
9.38%, 02/01/2031*	210,000	224,268
Thaioil Treasury Center Co, Ltd.
3.75%, 06/18/2050	500,000	361,561
TotalEnergies Capital SA
5.64%, 04/05/2064	179,000	185,860
Valaris, Ltd.
8.38%, 04/30/2030*	264,000	275,414
Vital Energy, Inc.
7.88%, 04/15/2032*	380,000	389,040
		32,392,600
Oil & Gas Services — 0.1%
Archrock Partners LP / Archrock Partners Finance Corp.
6.63%, 09/01/2032*	180,000	182,245
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	112,000	112,473
6.88%, 04/01/2027*	38,000	38,276
Halliburton Co.
4.75%, 08/01/2043	1,080,000	985,102
Kodiak Gas Services LLC
7.25%, 02/15/2029*	290,000	300,333
		1,618,429
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	114,000	99,332
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028*#	165,000	149,704
4.00%, 09/01/2029*#	100,000	86,175
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/2030*	360,000	359,194
Crown Americas LLC
5.25%, 04/01/2030	244,000	243,846
LABL, Inc.
5.88%, 11/01/2028*	348,000	321,005
9.50%, 11/01/2028*	14,000	14,308
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	17,000	17,200
Packaging Corp. of America
5.70%, 12/01/2033	1,655,000	1,738,215
Silgan Holdings, Inc.
4.13%, 02/01/2028	263,000	254,037
Smurfit Kappa Treasury ULC
5.78%, 04/03/2054*	463,000	486,011
Sonoco Products Co.
1.80%, 02/01/2025	1,726,000	1,698,734
		5,467,761
Pharmaceuticals — 1.5%
AbbVie, Inc.
4.05%, 11/21/2039	3,125,000	2,830,429

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
4.25%, 11/21/2049	$ 839,000	$ 731,524
4.95%, 03/15/2031	1,324,000	1,363,264
Astrazeneca Finance LLC
4.85%, 02/26/2029	760,000	778,056
4.88%, 03/03/2028#	670,000	684,170
4.90%, 03/03/2030	725,000	748,727
Becton Dickinson & Co.
4.30%, 08/22/2032	746,000	723,395
4.69%, 02/13/2028	1,832,000	1,842,557
Bristol-Myers Squibb Co.
2.95%, 03/15/2032	1,041,000	935,254
3.25%, 08/01/2042	644,000	500,095
5.65%, 02/22/2064	337,000	347,362
5.75%, 02/01/2031	668,000	715,396
6.40%, 11/15/2063	425,000	486,752
Cardinal Health, Inc.
4.50%, 11/15/2044	672,000	581,517
4.60%, 03/15/2043	2,849,000	2,522,325
5.13%, 02/15/2029	808,000	826,168
Cencora, Inc.
4.30%, 12/15/2047	1,148,000	995,079
5.13%, 02/15/2034	1,999,000	2,033,209
Cigna Group
2.40%, 03/15/2030	887,000	795,077
3.40%, 03/15/2050	976,000	695,773
3.88%, 10/15/2047	256,000	200,306
4.38%, 10/15/2028	319,000	317,224
5.00%, 05/15/2029	485,000	494,784
CVS Health Corp.
4.78%, 03/25/2038	3,549,000	3,260,229
5.13%, 07/20/2045	1,497,000	1,351,826
5.55%, 06/01/2031	665,000	683,621
6.00%, 06/01/2063	513,000	509,650
6.05%, 06/01/2054	276,000	278,355
Eli Lilly & Co.
4.15%, 08/14/2027	211,000	211,532
4.70%, 02/27/2033	433,000	439,553
Endo Finance Holdings, Inc.
8.50%, 04/15/2031*	178,000	188,997
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	688,000	431,716
12.25%, 04/15/2029*	180,000	179,964
Johnson & Johnson
4.80%, 06/01/2029	503,000	520,210
Mylan, Inc.
5.20%, 04/15/2048	205,000	175,606
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/2028*	125,000	119,502
5.13%, 04/30/2031*#	390,000	365,252
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	1,435,000	1,442,716
5.11%, 05/19/2043	985,000	973,819
5.30%, 05/19/2053	1,476,000	1,483,251
5.34%, 05/19/2063	797,000	790,964
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	13,000	12,717
Takeda Pharmaceutical Co., Ltd.
3.18%, 07/09/2050	538,000	373,819
5.65%, 07/05/2044	512,000	527,668
5.80%, 07/05/2064	757,000	774,812
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/2029	165,000	163,424
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
7.88%, 09/15/2029#	$ 80,000	$ 88,092
Viatris, Inc.
3.85%, 06/22/2040	512,000	391,011
4.00%, 06/22/2050	1,303,000	923,564
Zoetis, Inc.
5.60%, 11/16/2032	308,000	324,656
		39,134,969
Pipelines — 1.1%
6297782 LLC
4.91%, 09/01/2027*	220,000	220,462
5.03%, 10/01/2029*	255,000	254,436
5.58%, 10/01/2034*	264,000	262,859
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	169,000	169,048
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.63%, 03/15/2029*	220,000	231,325
EIG Pearl Holdings Sarl
3.55%, 08/31/2036	600,000	526,548
Energy Transfer LP
4.90%, 03/15/2035	798,000	777,271
4.95%, 05/15/2028#	498,000	502,221
5.15%, 02/01/2043	370,000	340,477
5.35%, 05/15/2045	772,000	718,787
5.40%, 10/01/2047	1,270,000	1,187,441
5.60%, 09/01/2034	600,000	617,598
6.05%, 09/01/2054	533,000	545,463
6.13%, 12/15/2045	386,000	396,348
6.40%, 12/01/2030	992,000	1,073,338
EnLink Midstream Partners LP FRS
9.72%, (TSFR3M+4.37%), 10/07/2024(2)	328,000	327,144
Enterprise Products Operating LLC
3.70%, 01/31/2051	180,000	138,071
EQM Midstream Partners LP
5.50%, 07/15/2028	39,000	39,260
7.50%, 06/01/2027*	24,000	24,734
7.50%, 06/01/2030*	121,000	132,061
Galaxy Pipeline Assets Bidco, Ltd.
2.16%, 03/31/2034	850,840	749,230
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/2032	220,000	225,759
8.00%, 01/15/2027	97,000	99,320
8.25%, 01/15/2029	155,000	161,056
GNL Quintero SA
4.63%, 07/31/2029	447,184	445,211
Gray Oak Pipeline LLC
3.45%, 10/15/2027*	2,978,000	2,856,050
Greensaif Pipelines Bidco Sarl
6.51%, 02/23/2042	360,000	384,274
Harvest Midstream I LP
7.50%, 09/01/2028*	315,000	322,372
7.50%, 05/15/2032*	250,000	262,814
Howard Midstream Energy Partners LLC
7.38%, 07/15/2032*	155,000	160,466
8.88%, 07/15/2028*	136,000	144,982
ITT Holdings LLC
6.50%, 08/01/2029*	611,000	576,128
Kinder Morgan Energy Partners LP
5.50%, 03/01/2044	1,131,000	1,090,664
Kinder Morgan, Inc.
5.10%, 08/01/2029	409,000	416,768

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
MPLX LP
5.50%, 06/01/2034	$ 1,080,000	$ 1,098,861
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	46,000	47,045
8.38%, 02/15/2032*	211,000	217,146
NGPL PipeCo LLC
3.25%, 07/15/2031*	550,000	481,788
Northern Natural Gas Co.
5.63%, 02/01/2054*	525,000	533,545
NuStar Logistics LP
5.75%, 10/01/2025	53,000	52,991
6.38%, 10/01/2030	165,000	172,381
ONEOK Partners LP
6.65%, 10/01/2036	3,024,000	3,335,911
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/2043	853,000	701,034
6.65%, 01/15/2037	1,368,000	1,484,329
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	346,000	364,789
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.50%, 03/01/2030	375,000	380,160
Transportadora de Gas Internacional SA ESP
5.55%, 11/01/2028	533,000	533,681
5.55%, 11/01/2028	201,000	201,289
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	261,000	246,745
Western Midstream Operating LP
5.30%, 03/01/2048	420,000	379,620
5.45%, 11/15/2034	630,000	626,490
Williams Cos., Inc.
5.75%, 06/24/2044	1,296,000	1,306,986
		28,544,777
Real Estate — 0.1%
Alpha Star Holding VII, Ltd.
7.75%, 04/27/2026	260,000	264,438
Corp. Inmobiliaria Vesta SAB de CV
3.63%, 05/13/2031	592,000	521,184
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	270,000	273,884
Greystar Real Estate Partners LLC
7.75%, 09/01/2030*	172,000	183,021
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	327,000	295,170
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/2031*	1,061,000	899,094
		2,436,791
REITS — 0.6%
American Tower Corp.
2.30%, 09/15/2031	1,727,000	1,466,884
5.20%, 02/15/2029	1,582,000	1,617,375
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	448,000	397,146
Brixmor Operating Partnership LP
2.50%, 08/16/2031	1,000,000	852,631
Crown Castle, Inc.
5.00%, 01/11/2028	1,237,000	1,248,159
5.20%, 02/15/2049	382,000	360,386
5.60%, 06/01/2029	1,015,000	1,052,418
Security Description	Shares or Principal Amount	Value

REITS (continued)
Essex Portfolio LP
1.65%, 01/15/2031	$ 1,000,000	$ 824,366
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	486,000	465,566
Healthcare Realty Holdings LP
3.10%, 02/15/2030	1,400,000	1,273,669
Host Hotels & Resorts LP
3.50%, 09/15/2030	1,925,000	1,759,816
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	201,000	195,059
4.75%, 06/15/2029*	80,000	77,109
LXP Industrial Trust
2.38%, 10/01/2031	281,000	231,630
National Health Investors, Inc.
3.00%, 02/01/2031	529,000	455,003
NNN REIT, Inc.
5.50%, 06/15/2034	430,000	439,777
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	422,000	376,183
Public Storage Operating Co.
5.35%, 08/01/2053	480,000	484,393
Realty Income Corp.
5.38%, 09/01/2054	73,000	71,997
Service Properties Trust
5.50%, 12/15/2027	65,000	61,144
8.38%, 06/15/2029	210,000	207,995
8.88%, 06/15/2032	90,000	84,774
UDR, Inc.
2.10%, 08/01/2032	583,000	473,623
Ventas Realty LP
2.50%, 09/01/2031	1,000,000	854,561
Weyerhaeuser Co.
4.00%, 03/09/2052	298,000	233,254
4.75%, 05/15/2026	650,000	650,703
		16,215,621
Retail — 0.5%
Alsea SAB de CV
7.75%, 12/14/2026	252,000	256,454
AutoZone, Inc.
5.10%, 07/15/2029	209,000	213,637
6.25%, 11/01/2028	319,000	339,247
Brinker International, Inc.
5.00%, 10/01/2024*	198,000	197,733
CEC Entertainment LLC
6.75%, 05/01/2026*	359,000	357,806
Costco Wholesale Corp.
1.60%, 04/20/2030	406,000	354,011
El Puerto de Liverpool SAB de CV
3.88%, 10/06/2026	284,000	276,876
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030*	303,000	272,384
FirstCash, Inc.
4.63%, 09/01/2028*	227,000	217,475
6.88%, 03/01/2032*	100,000	102,731
Genuine Parts Co.
6.50%, 11/01/2028#	1,574,000	1,684,465
Home Depot, Inc.
4.90%, 04/15/2029	373,000	383,215
Kohl's Corp.
4.63%, 05/01/2031	432,000	356,909

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
5.55%, 07/17/2045#	$ 468,000	$ 303,029
LBM Acquisition LLC
6.25%, 01/15/2029*#	443,000	400,456
Lowe's Cos., Inc.
3.70%, 04/15/2046	299,000	229,505
McDonald's Corp.
3.63%, 09/01/2049	1,928,000	1,470,514
4.45%, 03/01/2047	1,383,000	1,220,175
4.80%, 08/14/2028	1,134,000	1,154,693
Murphy Oil USA, Inc.
4.75%, 09/15/2029	250,000	242,546
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	478,000	466,886
5.75%, 11/20/2026	371,000	380,021
Park River Holdings, Inc.
6.75%, 08/01/2029*	489,000	410,144
Raising Cane's Restaurants LLC
9.38%, 05/01/2029*	211,000	227,738
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.38%, 09/30/2026*	180,000	179,000
		11,697,650
Semiconductors — 0.5%
Applied Materials, Inc.
4.80%, 06/15/2029	295,000	301,664
Broadcom, Inc.
2.45%, 02/15/2031*	2,635,000	2,299,130
3.19%, 11/15/2036*	1,943,000	1,607,687
5.05%, 07/12/2029	1,600,000	1,631,214
Entegris, Inc.
5.95%, 06/15/2030*	288,000	291,905
Foundry JV Holdco LLC
5.88%, 01/25/2034*	965,000	968,858
6.15%, 01/25/2032*	337,000	346,994
6.25%, 01/25/2035*	476,000	488,506
6.40%, 01/25/2038*	295,000	305,308
Intel Corp.
3.73%, 12/08/2047	225,000	160,580
Marvell Technology, Inc.
2.95%, 04/15/2031	1,100,000	982,816
QUALCOMM, Inc.
6.00%, 05/20/2053	732,000	820,222
SK Hynix, Inc.
2.38%, 01/19/2031	650,000	554,845
Texas Instruments, Inc.
4.60%, 02/15/2028	460,000	466,698
5.05%, 05/18/2063	1,163,000	1,143,632
		12,370,059
Software — 0.6%
Adobe, Inc.
4.85%, 04/04/2027	263,000	267,276
Capstone Borrower, Inc.
8.00%, 06/15/2030*	309,000	325,465
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	270,000	271,346
Cloud Software Group, Inc.
6.50%, 03/31/2029*	270,000	266,151
8.25%, 06/30/2032*	150,000	157,055
Fiserv, Inc.
4.40%, 07/01/2049	2,111,000	1,809,703
Security Description	Shares or Principal Amount	Value

Software (continued)
5.15%, 08/12/2034	$ 415,000	$ 419,419
5.63%, 08/21/2033	934,000	977,206
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl
4.63%, 05/01/2028*	274,000	251,425
Intuit, Inc.
5.20%, 09/15/2033	559,000	582,443
Open Text Corp.
3.88%, 02/15/2028*	19,000	18,014
3.88%, 12/01/2029*	239,000	220,337
Oracle Corp.
2.30%, 03/25/2028	970,000	900,207
3.60%, 04/01/2050	582,000	424,917
3.80%, 11/15/2037	3,467,000	2,980,625
4.00%, 11/15/2047	1,521,000	1,201,870
4.30%, 07/08/2034	372,000	351,740
5.55%, 02/06/2053	338,000	335,008
Rackspace Finance LLC
3.50%, 05/15/2028*	388,502	175,589
Roper Technologies, Inc.
4.75%, 02/15/2032	425,000	424,625
4.90%, 10/15/2034	641,000	635,159
Take-Two Interactive Software, Inc.
5.40%, 06/12/2029	132,000	135,961
5.60%, 06/12/2034	1,510,000	1,559,106
		14,690,647
Telecommunications — 1.3%
Altice Financing SA
5.00%, 01/15/2028*	409,000	328,480
5.75%, 08/15/2029*	194,000	149,439
Altice France SA
5.50%, 10/15/2029*	846,000	586,989
8.13%, 02/01/2027*#	215,000	172,926
AT&T, Inc.
3.85%, 06/01/2060	735,000	537,646
4.50%, 05/15/2035	6,573,000	6,274,684
4.75%, 05/15/2046	853,000	772,321
4.90%, 08/15/2037	2,081,000	2,024,200
5.40%, 02/15/2034	448,000	462,626
C&W Senior Financing, Ltd.
6.88%, 09/15/2027*	548,000	539,484
Cisco Systems, Inc.
4.85%, 02/26/2029	773,000	794,152
Connect Finco SARL/Connect US Finco LLC
6.75%, 10/01/2026*	199,000	197,383
Corning, Inc.
3.90%, 11/15/2049	375,000	301,005
5.45%, 11/15/2079	449,000	436,027
Iliad Holding SASU
7.00%, 10/15/2028*	274,000	278,070
8.50%, 04/15/2031*	400,000	423,867
Oztel Holdings SPC, Ltd.
6.63%, 04/24/2028	260,000	271,238
Rogers Communications, Inc.
5.00%, 02/15/2029	2,089,000	2,112,818
Telefonica Emisiones SA
4.90%, 03/06/2048	1,664,000	1,477,400
5.21%, 03/08/2047	500,000	461,697
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	390,000	176,234
T-Mobile USA, Inc.
3.00%, 02/15/2041	5,388,000	4,026,229

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
3.60%, 11/15/2060	$ 1,140,000	$ 810,246
5.65%, 01/15/2053	638,000	654,703
Verizon Communications, Inc.
2.85%, 09/03/2041	3,250,000	2,378,931
3.00%, 11/20/2060	2,064,000	1,297,476
3.40%, 03/22/2041	430,000	342,731
3.88%, 03/01/2052#	802,000	639,567
4.50%, 08/10/2033	739,000	718,704
Viasat, Inc.
5.63%, 04/15/2027*	123,000	116,728
7.50%, 05/30/2031*#	402,000	307,479
Vmed O2 UK Financing I PLC
7.75%, 04/15/2032*	176,000	178,930
Vodafone Group PLC
4.25%, 09/17/2050	577,000	470,994
5.13%, 06/04/2081	241,000	189,061
5.75%, 02/10/2063	999,000	989,832
5.88%, 06/28/2064	1,412,000	1,418,554
		33,318,851
Transportation — 0.4%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048	1,582,000	1,352,439
4.45%, 03/15/2043	1,344,000	1,226,811
Canadian Pacific Railway Co.
4.70%, 05/01/2048	1,085,000	992,137
6.13%, 09/15/2115	203,000	215,409
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028*	390,000	373,562
CSX Corp.
4.50%, 11/15/2052	1,037,000	933,826
5.20%, 11/15/2033	216,000	224,628
FedEx Corp. Pass Through Trust
1.88%, 08/20/2035	1,320,664	1,133,320
Rumo Luxembourg SARL
4.20%, 01/18/2032	320,000	283,879
Ryder System, Inc.
5.25%, 06/01/2028	746,000	761,541
6.60%, 12/01/2033	832,000	919,284
TTX Co.
5.50%, 09/25/2026*	1,285,000	1,307,153
Yunda Holding Investment, Ltd.
2.25%, 08/19/2025	800,000	772,460
		10,496,449
Trucking & Leasing — 0.2%
AerCap Global Aviation Trust
6.50%, 06/15/2045*	288,000	287,099
GATX Corp.
3.25%, 09/15/2026	562,000	545,171
4.00%, 06/30/2030	225,000	216,979
6.05%, 03/15/2034	425,000	451,739
6.05%, 06/05/2054	364,000	381,243
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.35%, 03/30/2029*	741,000	759,228
6.05%, 08/01/2028*	1,159,000	1,212,196
6.20%, 06/15/2030*	1,452,000	1,551,255
		5,404,910
Total Corporate Bonds & Notes (cost $781,099,805)		768,666,401
Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES — 6.7%
Auto Loan Receivables — 2.4%
American Credit Acceptance Receivables Trust
Series 2024-3, Class D 6.04%, 07/12/2030*	$ 3,037,000	$ 3,092,214
Avis Budget Rental Car Funding AESOP LLC
Series 2022-1A, Class A 3.83%, 08/21/2028*	5,000,000	4,877,954
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C 5.70%, 07/16/2029	5,004,000	5,056,848
Series 2024-3, Class D 5.83%, 05/15/2030	2,363,000	2,394,375
CarMax Auto Owner Trust
Series 2023-1, Class A3 4.75%, 10/15/2027	1,000,000	998,681
Citizens Auto Receivables Trust
Series 2024-1, Class A3 5.11%, 04/17/2028*	1,000,000	1,006,571
Credit Acceptance Auto Loan Trust
Series 2024-2A, Class C 6.70%, 10/16/2034*	4,001,000	4,116,394
FHF Issuer Trust
Series 2024-2A, Class B 5.97%, 06/15/2030*	1,350,000	1,385,293
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A 4.06%, 11/15/2030	3,025,000	2,975,458
GLS Auto Receivables Issuer Trust
Series 2024-2A, Class C 6.03%, 02/15/2030*	3,290,000	3,363,898
GLS Auto Receivables Issuer Trust 2024-3
Series 2024-3A, Class D 5.53%, 02/18/2031*	3,533,000	3,545,855
GLS Auto Select Receivables Trust
Series 2024-3A, Class C 5.92%, 08/15/2030*	2,500,000	2,555,004
GM Financial Consumer Automobile Receivables Trust
Series 2022-4, Class A4 4.88%, 08/16/2028	1,250,000	1,258,634
Harley-Davidson Motorcycle Trust
Series 2024-A, Class A4 5.29%, 12/15/2031	2,158,000	2,213,083
Honda Auto Receivables Owner Trust
Series 2022-2, Class A4 3.76%, 12/18/2028	700,000	691,741
Series 2023-2, Class A4 4.91%, 09/17/2029	1,175,000	1,186,015
Mercedes-Benz Auto Receivables Trust
Series 2023-1, Class A3 4.51%, 11/15/2027	2,080,000	2,073,568
Santander Drive Auto Receivables Trust
Series 2024-3, Class D 5.97%, 10/15/2031	3,405,000	3,497,469
SBNA Auto Lease Trust
Series 2024-B, Class A4 5.55%, 12/20/2028*	1,633,000	1,666,888
Tesla Electric Vehicle Trust
Series 2023-1, Class A3 5.38%, 06/20/2028*	175,000	177,095
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A4 4.66%, 09/15/2028	3,970,000	3,998,272

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Series 2024-A, Class A4 4.77%, 04/16/2029	$ 920,000	$ 931,963
Series 2024-C, Class A3 4.88%, 03/15/2029	2,800,000	2,833,355
Series 2023-D, Class A3 5.54%, 08/15/2028	3,000,000	3,060,870
Veros Auto Receivables Trust
Series 2024-1, Class B 6.60%, 06/15/2028*	2,505,000	2,545,835
		61,503,333
Credit Card Receivables — 0.8%
American Express Credit Account Master Trust
Series 2022-3, Class A 3.75%, 08/15/2027	1,674,000	1,658,480
Series 2023-2, Class A 4.80%, 05/15/2030	1,450,000	1,480,842
Series 2023-4, Class A 5.15%, 09/15/2030	1,640,000	1,697,966
BA Credit Card Trust
Series 2022-A1, Class A1 3.53%, 11/15/2027	4,000,000	3,958,286
Series 2023-A2, Class A2 4.98%, 11/15/2028	1,850,000	1,877,821
Chase Issuance Trust
Series 2024-A2, Class A 4.63%, 01/15/2031	1,500,000	1,526,845
Citibank Credit Card Issuance Trust
Series 2018-A7, Class A7 3.96%, 10/13/2030	325,000	321,659
Discover Card Execution Note Trust
Series 2022-A4, Class A 5.03%, 10/15/2027	850,000	852,565
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A 6.56%, 07/20/2029*	2,735,000	2,773,065
WF Card Issuance Trust
Series 2024-A1, Class A 4.94%, 02/15/2029	1,750,000	1,777,977
World Financial Network Credit Card Master Trust
Series 2024-A, Class A 5.47%, 02/15/2031	2,079,000	2,124,049
		20,049,555
Other Asset Backed Securities — 3.5%
AMSR 2024-SFR1 Trust
Series 2024-SFR1, Class C 4.29%, 07/17/2041*	2,523,000	2,418,378
AMSR Trust
Series 2020-SFR1, Class C 2.42%, 04/17/2037*	1,482,000	1,450,091
Series 2019-SFR1, Class D 3.25%, 01/19/2039*	6,500,000	6,246,459
Bridge Trust
Series 2024-SFR1, Class C 4.30%, 08/17/2040*	2,100,000	1,989,415
Series 2024-SFR1, Class D 4.30%, 08/17/2040*	2,277,000	2,119,256
CFMT LLC VRS
Series 2024-HB13, Class M1 3.00%, 05/25/2034*(1)	2,695,000	2,489,840
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
FirstKey Homes Trust
Series 2020-SFR1, Class E 2.79%, 08/17/2037*	$ 4,100,000	$ 3,968,836
GreatAmerica Leasing Receivables Funding LLC
Series 2024-2, Class A3 5.00%, 09/15/2028*	1,467,000	1,485,390
Home Partners of America Trust
Series 2021-2, Class E1 2.85%, 12/17/2026*	2,849,399	2,647,888
Series 2021-2, Class E2 2.95%, 12/17/2026*	216,228	200,828
Series 2019-2, Class E 3.32%, 10/19/2039*	915,851	864,372
Series 2019-1, Class D 3.41%, 09/17/2039*	1,524,362	1,431,681
Jonah Energy Abs II LLC
Series 2024-1A, Class A1 6.50%, 08/10/2039(4)	3,000,000	3,000,000
Mariner Finance Issuance Trust
Series 2024-AA, Class C 6.00%, 09/22/2036*	1,314,000	1,332,275
Series 2024-AA, Class D 6.77%, 09/22/2036*	2,678,000	2,720,869
Navient Private Education Loan Trust
Series 2020-A, Class A2A 2.46%, 11/15/2068*	737,330	706,934
Oportun Issuance Trust
Series 2021-C, Class A 2.18%, 10/08/2031*	5,000,000	4,835,757
PEAC Solutions Receivables LLC
Series 2024-1A, Class A3 5.64%, 11/20/2030*	4,500,000	4,587,881
PRET Trust
Series 2024-RPL2, Class A1 4.08%, 06/25/2064*(3)	2,800,000	2,658,261
Progress Residential Trust
Series 2021-SFR4, Class A 1.56%, 05/17/2038*	719,953	682,613
Series 2024-SFR3, Class C 3.50%, 06/17/2041*	1,939,000	1,791,231
Series 2024-SFR3, Class D 3.50%, 06/17/2041*	2,764,000	2,531,525
Series 2021-SFR10, Class E1 3.57%, 12/17/2040*	3,342,130	3,073,095
Progress Residential Trust VRS
Series 2024-SFR4, Class C 3.33%, 07/17/2041*(1)	1,228,000	1,124,035
Reach ABS Trust
Series 2024-2A, Class B 5.84%, 07/15/2031*	2,613,000	2,645,414
ReNew
Series 2023-1A, Class A 5.90%, 11/20/2058*	4,432,532	4,426,654
Republic Finance Issuance Trust
Series 2024-A, Class A 5.91%, 08/20/2032*	2,400,000	2,431,978
SCF Equipment Leasing LLC
Series 2024-1A, Class C 5.82%, 09/20/2032*	1,728,000	1,783,772
Series 2022-2A, Class A3 6.50%, 10/21/2030*	5,000,000	5,059,066
Series 2024-1A, Class D 6.58%, 06/21/2033*	2,094,000	2,166,438

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Sierra Timeshare Receivables Funding LLC
Series 2024-2A, Class C 5.83%, 06/20/2041*	$ 2,620,026	$ 2,644,121
Stream Innovations Issuer Trust
Series 2024-1A, Class A 6.27%, 07/15/2044*	3,209,089	3,292,361
Tricon Residential Trust
Series 2024-SFR2, Class A 4.75%, 06/17/2040*	2,698,322	2,688,754
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	1,440,000	1,466,780
Verizon Master Trust
Series 2023-6, Class A 5.35%, 09/22/2031*	2,000,000	2,076,426
Westgate Resorts LLC
Series 2024-1A, Class B 6.56%, 01/20/2038*	2,073,985	2,093,574
Series 2024-1A, Class C 7.06%, 01/20/2038*	2,367,401	2,392,529
		91,524,777
Total Asset Backed Securities (cost $170,292,394)		173,077,665
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.2%
Commercial and Residential — 1.7%
Ajax Mtg. Loan Trust
Series 2022-A, Class A1 3.50%, 10/25/2061*(3)	4,973,166	4,777,384
BAMLL Re-REMIC Trust VRS
Series 2024-FRR3, Class B 1.50%, 01/27/2050*(1)	5,000,000	4,477,628
Brean Asset Backed Securities Trust
Series 2024-RM8, Class A1 4.50%, 05/25/2064*	2,368,999	2,245,709
BX Commercial Mtg. Trust FRS
Series 2019-IMC, Class A 6.38%, (TSFR1M+1.05%), 04/15/2034*	1,554,232	1,539,683
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class A 6.70%, (TSFR1M+1.37%), 12/15/2037*	750,000	749,531
Chase Mtg. Finance Corp. VRS
Series 2016-SH2, Class M2 3.75%, 12/25/2045*(1)	892,958	819,741
Citigroup Commercial Mtg. Trust VRS
Series 2018-C5, Class A4 4.23%, 06/10/2051(1)	1,000,000	978,022
COMM Mtg. Trust VRS
Series 2015-CR22, Class XA 0.95%, 03/10/2048(1)(6)	3,224,534	2,165
Series 2016-787S, Class B 3.96%, 02/10/2036*(1)	1,629,000	1,545,469
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class A2 3.00%, 09/15/2052	64,440	63,017
Series 2015-C1, Class A4 3.51%, 04/15/2050	490,000	486,419
CSMC
Series 2022-JR1, Class A1 4.27%, 10/25/2066*(3)	2,278,360	2,274,804
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
DBSG Mtg. Trust VRS
Series 2024-ALTA, Class A 6.14%, 06/10/2037*(1)	$ 2,900,000	$ 2,937,899
GS Mtg. Backed Securities Trust
Series 2024-RPL4, Class A1 3.90%, 09/25/2061*(3)	3,282,181	3,161,525
MSDB Trust VRS
Series 2017-712F, Class A 3.43%, 07/11/2039*(1)	5,310,000	4,840,826
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	11,400,000	10,043,728
PRPM LLC
Series 2024-RCF3, Class A1 4.00%, 05/25/2054*(3)	1,761,446	1,718,344
Shellpoint Co-Originator Trust VRS
Series 2017-2, Class A1 3.50%, 10/25/2047*(1)	182,820	165,925
		42,827,819
U.S. Government Agency — 1.5%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2020-K105, Class C 3.53%, 03/25/2053*(1)	4,800,000	4,395,637
Series 2015-K44, Class C 3.84%, 01/25/2048*(1)	1,000,000	989,025
Series 2015-K49, Class B 3.85%, 10/25/2048*(1)	3,000,000	2,955,678
Series 2017-K70, Class C 3.94%, 12/25/2049*(1)	4,500,000	4,311,853
Series 2019-K91, Class C 4.40%, 04/25/2051*(1)	3,000,000	2,875,881
Series 2018-K83, Class B 4.42%, 11/25/2051*(1)	3,000,000	2,927,974
Series 2019-K90, Class C 4.46%, 02/25/2052*(1)	1,500,000	1,452,163
Series 2019-K88, Class C 4.53%, 02/25/2052*(1)	1,645,000	1,586,775
Federal Home Loan Mtg. Corp. Multifamily Structured Credit Risk FRS
Series 2024-MN8, Class M1 8.20%, (SOFR30A+2.85%), 05/25/2044*	1,718,711	1,727,217
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00%, 09/15/2045	359,836	349,892
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3572, Class JS 1.33%, (6.69%-SOFR30A), 09/15/2039(6)(7)	221,190	16,111
Federal National Mtg. Assoc. REMIC
Series 2017-100, Class NP 3.00%, 12/25/2047	2,299,851	2,075,765
Series 2018-27, Class EA 3.00%, 05/25/2048	3,135,490	2,813,783
Series 2018-35, Class CD 3.00%, 05/25/2048	3,352,697	2,959,686
Federal National Mtg. Assoc. REMIC VRS
Series 2023-M2, Class 3A2 2.05%, 04/25/2032(1)	5,000,000	4,253,007
Government National Mtg. Assoc.
Series 2024-64, Class YH 5.00%, 04/20/2054	2,951,058	2,911,022

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mtg. Assoc. VRS
Series 2013-118, Class B 2.50%, 10/16/2043(1)	$ 1,571,022	$ 1,461,938
		40,063,407
Total Collateralized Mortgage Obligations (cost $83,737,922)		82,891,226
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 57.0%
U.S. Government — 20.7%
United States Treasury Bonds
1.25%, 05/15/2050	1,219,000	640,404
1.75%, 08/15/2041	11,500,000	7,993,848
1.88%, 02/15/2051 to 11/15/2051	10,801,000	6,644,398
2.00%, 11/15/2041 to 08/15/2051	15,621,000	11,149,765
2.25%, 02/15/2052	25,000,000	16,819,336
2.38%, 02/15/2042 to 05/15/2051	50,721,000	36,407,259
3.00%, 11/15/2045 to 05/15/2047	10,021,000	8,078,850
3.38%, 11/15/2048	21,073,000	17,957,324
4.13%, 08/15/2044	339,000	330,790
4.13%, 08/15/2053#	601,000	590,177
4.25%, 02/15/2054	23,570,000	23,662,070
4.50%, 02/15/2044	19,595,000	20,084,875
4.63%, 05/15/2044	394,000	410,314
4.75%, 11/15/2043 to 11/15/2053	2,582,000	2,797,105
United States Treasury Notes
1.25%, 12/31/2026 to 08/15/2031	8,838,000	7,543,104
1.50%, 01/31/2027	2,280,000	2,157,361
1.63%, 11/30/2026	640,000	609,200
1.75%, 11/15/2029	3,200,000	2,901,250
1.88%, 02/28/2027	7,900,000	7,534,008
2.25%, 08/15/2027	230,000	220,153
2.38%, 05/15/2029	500,000	470,605
2.50%, 03/31/2027	5,975,000	5,784,313
2.63%, 02/15/2029	171,000	163,125
2.75%, 07/31/2027#	14,800,000	14,371,031
2.88%, 04/30/2029	45,630,000	43,920,657
3.88%, 08/15/2034#	9,945,000	9,909,260
4.00%, 01/31/2029#	1,680,000	1,696,997
4.00%, 01/31/2031 to 02/15/2034	79,492,000	80,186,253
4.13%, 02/15/2027 to 07/31/2031	83,255,000	84,603,663
4.25%, 01/31/2026 to 02/28/2031	29,148,000	29,799,136
4.38%, 07/15/2027 to 05/15/2034	28,711,000	29,251,149
4.50%, 11/15/2025 to 11/15/2033	41,304,000	42,238,742
4.63%, 02/28/2026 to 04/30/2031	18,100,000	18,833,781
		535,760,303
U.S. Government Agency — 36.3%
Federal Home Loan Bank
2.13%, 09/14/2029	7,765,000	7,164,968
3.25%, 11/16/2028#	1,000,000	979,259
5.50%, 07/15/2036	250,000	280,687
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	9,214,180	8,136,061
2.00%, 02/01/2036 to 04/01/2052	71,354,582	60,992,756
2.50%, 01/01/2028 to 07/01/2052	37,015,220	32,005,006
3.00%, 08/01/2027 to 11/01/2046	11,758,703	10,825,020
3.50%, 11/01/2041 to 02/01/2052	35,639,292	33,197,556
4.00%, 09/01/2040 to 06/01/2052	19,536,856	18,721,445
4.50%, 12/01/2039 to 12/01/2048	10,348,979	10,298,031
5.00%, 10/01/2033 to 01/01/2053	18,812,762	18,735,585
5.50%, 11/01/2032 to 08/01/2053	30,608,277	30,830,798
6.00%, 10/01/2033 to 03/01/2040	160,900	167,512
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
6.50%, 02/01/2035 to 05/01/2037	$ 17,473	$ 18,262
6.75%, 09/15/2029 to 03/15/2031	750,000	858,503
Federal Home Loan Mtg. Corp. FRS
6.74%, (RFUCCT6M+1.49%), 02/01/2037	33,512	33,948
Federal National Mtg. Assoc.
1.50%, 12/01/2050 to 03/01/2051	9,149,012	7,180,735
2.00%, 11/01/2035 to 03/01/2052	175,904,162	146,573,333
2.37%, 06/01/2029	3,024,530	2,786,300
2.50%, 12/01/2026 to 05/01/2052	160,028,821	139,274,082
3.00%, 10/01/2027 to 07/01/2052	94,633,048	85,568,348
3.50%, 08/01/2026 to 04/01/2052	61,147,203	56,909,067
4.00%, 11/01/2025 to 08/01/2052	56,298,642	53,841,899
4.50%, 10/01/2024 to 10/01/2049	15,281,439	15,137,269
4.96%, 09/01/2032	5,547,000	5,732,197
5.00%, 10/01/2024 to 03/01/2054	32,175,915	32,022,525
5.02%, 01/01/2033	1,933,000	2,008,175
5.08%, 09/01/2031(4)	800,000	825,158
5.24%, 12/01/2033	2,782,000	2,924,389
5.50%, 04/01/2033 to 04/01/2053	9,998,705	10,089,969
5.65%, 06/01/2030	2,969,666	3,138,382
6.00%, 02/01/2032 to 11/01/2053	40,371,150	41,130,502
6.50%, 10/01/2037 to 10/01/2053	2,790,388	2,873,282
Federal National Mtg. Assoc. FRS
6.07%, (RFUCCT1Y+1.82%), 10/01/2040	68,173	70,266
6.08%, (RFUCCT1Y+1.83%), 10/01/2040	256,642	263,843
6.58%, (RFUCCT1Y+1.57%), 05/01/2037	56,929	58,720
7.10%, (H15T1Y+2.27%), 11/01/2036	151,315	156,827
Government National Mtg. Assoc.
2.00%, 11/20/2050	10,187,814	8,590,700
2.50%, 05/20/2050 to 12/20/2051	27,365,019	23,938,642
3.00%, 02/20/2045 to 02/20/2052	40,745,264	37,148,595
3.50%, 03/20/2045 to 10/20/2047	1,689,305	1,591,683
4.00%, 03/20/2044 to 05/20/2048	2,043,839	1,978,740
4.50%, 05/15/2039 to 07/20/2052	11,526,853	11,343,435
5.50%, 12/15/2039 to 05/20/2053	15,917,389	16,050,835
6.00%, 10/15/2039	66,616	68,161
		942,521,456
Total U.S. Government & Agency Obligations (cost $1,588,739,804)		1,478,281,759
FOREIGN GOVERNMENT OBLIGATIONS — 1.3%
Banks — 0.1%
Development Bank of Japan, Inc.
1.75%, 02/18/2025*	1,665,000	1,640,141
Industrial Bank of Korea
1.04%, 06/22/2025*	1,564,000	1,518,565
		3,158,706
Regional(State/Province) — 0.0%
Province of British Columbia Canada
4.20%, 07/06/2033	1,153,000	1,143,166
Sovereign — 1.2%
Chile Government International Bond
5.33%, 01/05/2054	320,000	316,320
Dominican Republic
5.95%, 01/25/2027	600,000	603,600
6.60%, 06/01/2036*	300,000	314,499
Emirate of Abu Dhabi
2.00%, 10/19/2031*	350,000	301,017
2.50%, 04/16/2025	300,000	295,546
2.70%, 09/02/2070	1,200,000	746,971
3.88%, 04/16/2050	900,000	757,290
4.86%, 07/02/2034*	400,000	413,500

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of Romania
6.38%, 01/30/2034*	$ 450,000	$ 462,388
6.63%, 02/17/2028	400,000	416,081
Kingdom of Saudi Arabia
3.45%, 02/02/2061	700,000	485,333
5.00%, 01/16/2034	200,000	203,329
5.75%, 01/16/2054*	800,000	818,859
Republic of Azerbaijan
3.50%, 09/01/2032	450,000	400,793
Republic of Chile
4.95%, 01/05/2036	520,000	519,385
Republic of Hungary
5.50%, 03/26/2036*	2,600,000	2,616,900
6.13%, 05/22/2028	200,000	207,438
6.75%, 09/25/2052	480,000	540,283
Republic of Indonesia
4.40%, 03/10/2029	1,040,000	1,039,116
5.10%, 02/10/2054	520,000	519,730
Republic of Italy
3.88%, 05/06/2051	585,000	428,102
Republic of Ivory Coast
6.13%, 06/15/2033	200,000	182,740
8.25%, 01/30/2037	200,000	199,180
Republic of Latvia
5.13%, 07/30/2034*	600,000	613,800
Republic of Panama
3.30%, 01/19/2033	1,600,000	1,297,644
6.70%, 01/26/2036	200,000	203,497
7.50%, 03/01/2031	1,000,000	1,069,425
8.00%, 03/01/2038	600,000	661,039
Republic of Peru
4.13%, 08/25/2027	500,000	493,500
8.75%, 11/21/2033	580,000	722,821
Republic of Poland
4.63%, 03/18/2029	350,000	356,160
4.88%, 10/04/2033	760,000	769,880
5.50%, 04/04/2053	500,000	512,000
Republic of Serbia
6.00%, 06/12/2034*	400,000	406,296
6.00%, 06/12/2034	250,000	253,972
Republic of the Philippines
2.65%, 12/10/2045	280,000	192,170
4.38%, 03/05/2030	200,000	198,838
5.25%, 05/14/2034	400,000	415,720
5.50%, 03/30/2026	400,000	405,740
Republic of Trinidad & Tobago
6.40%, 06/26/2034*	200,000	204,000
State of Qatar
4.00%, 03/14/2029	320,000	318,364
4.40%, 04/16/2050	1,120,000	1,033,786
5.10%, 04/23/2048	200,000	204,455
United Mexican States
4.28%, 08/14/2041	3,203,000	2,582,164
6.00%, 05/07/2036	1,200,000	1,208,594
6.34%, 05/04/2053	218,000	213,487
6.35%, 02/09/2035	800,000	830,984
6.40%, 05/07/2054	2,060,000	2,035,525
		29,992,261
Total Foreign Government Obligations (cost $34,309,040)		34,294,133
Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 0.0%
Oil Field Machinery & Equipment — 0.0%
Hi-Crush, Inc.(4)(8) (cost $)	123	$ 458,544
PREFERRED STOCKS — 0.0%
Sovereign — 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%† (cost $48,513)	3,142	12,411
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	186,000	93
Total Long-Term Investment Securities (cost $2,658,227,478)		2,537,682,232
SHORT-TERM INVESTMENTS — 1.8%
Unaffiliated Investment Companies — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.35%(9)	22,530,485	22,537,244
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24%(9)	16,517,874	16,517,874
State Street Navigator Securities Lending Government Money Market Portfolio 5.29%(9)(10)	6,613,433	6,613,433
Total Short-Term Investments (cost $45,668,515)		45,668,551
TOTAL INVESTMENTS (cost $2,703,895,993)	99.7%	2,583,350,783
Other assets less liabilities	0.3	8,409,051
NET ASSETS	100.0%	$2,591,759,834
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Core Bond Fund has no right to demand registration of these securities. At August 31, 2024, the aggregate value of these securities was $388,161,287 representing 15.0% of net assets.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of August 31, 2024.
(4)	Securities classified as Level 3 (see Note 1).
(5)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(6)	Interest Only

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at August 31, 2024.
(8)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2024, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Hi-Crush, Inc.	03/13/2024	123	$0	$458,544	$3,728.00	0.0%
(9)	The rate shown is the 7-day yield as of August 31, 2024.
(10)	At August 31, 2024, the Fund had loaned securities with a total value of $22,729,657. This was secured by collateral of $6,613,433, which was received in cash and subsequently invested in short-term investments currently valued at $6,613,433 as reported in the Portfolio of Investments. Additional collateral of $16,780,690 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2024
Federal Home Loan Mtg. Corp.	0.13% to 8.00%	10/01/2024 to 08/25/2056	$1,478,953
Federal National Mtg. Assoc.	0.00% to 9.00%	09/01/2024 to 03/01/2062	1,335,904
Government National Mtg. Assoc.	1.50% to 7.00%	02/20/2039 to 03/16/2058	3,849,827
United States Treasury Bills	0.00%	09/10/2024 to 01/23/2025	286,577
United States Treasury Notes/Bonds	0.13% to 6.25%	10/15/2024 to 02/15/2054	9,829,429
DAC—Designated Activity Company
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
ULC—Unlimited Liability Corp.
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at August 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
514	Long	U.S. Treasury 2 Year Notes	December 2024	$106,656,767	$106,679,094	$ 22,327
72	Short	U.S. Treasury Ultra Bonds	December 2024	9,597,779	9,499,500	98,279
						$120,606
						Unrealized (Depreciation)
266	Long	U.S. Treasury 5 Year Notes	December 2024	$29,135,146	$29,099,985	$(35,161)
		Net Unrealized Appreciation (Depreciation)				$85,445
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes:
Oil & Gas	$—	$30,628,878	$1,763,722	$32,392,600
Other Industries	—	736,273,801	—	736,273,801
Asset Backed Securities:
Other Asset Backed Securities	—	88,524,777	3,000,000	91,524,777
Other Industries	—	81,552,888	—	81,552,888
Collateralized Mortgage Obligations	—	82,891,226	—	82,891,226
U.S. Government & Agency Obligations:
U.S. Government Agency	—	941,696,298	825,158	942,521,456
Other Industries	—	535,760,303	—	535,760,303
Foreign Government Obligations	—	34,294,133	—	34,294,133
Common Stocks	—	—	458,544	458,544
Preferred Stocks	12,411	—	—	12,411
Escrows and Litigation Trusts	—	93	—	93
Short-Term Investments	45,668,551	—	—	45,668,551
Total Investments at Value	$45,680,962	$2,531,622,397	$6,047,424	$2,583,350,783
Other Financial Instruments:†
Futures Contracts	$120,606	$—	$—	$120,606
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$35,161	$—	$—	$35,161
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.7%
Advertising — 0.5%
WPP PLC	426,782	$ 4,079,094
Aerospace/Defense — 3.6%
L3Harris Technologies, Inc.	48,672	11,519,202
Northrop Grumman Corp.	6,870	3,594,453
RTX Corp.	103,635	12,782,341
		27,895,996
Agriculture — 1.0%
British American Tobacco PLC ADR#	205,111	7,706,020
Auto Manufacturers — 1.3%
General Motors Co.	209,601	10,433,938
Auto Parts & Equipment — 0.3%
Lear Corp.	22,529	2,628,008
Banks — 9.1%
Bank of America Corp.	82,073	3,344,475
Citigroup, Inc.	233,093	14,600,946
First Citizens BancShares, Inc., Class A	6,921	14,054,475
JPMorgan Chase & Co.	74,980	16,855,504
PNC Financial Services Group, Inc.	17,720	3,279,795
UBS Group AG	80,551	2,466,863
Wells Fargo & Co.	282,984	16,546,074
		71,148,132
Beverages — 2.0%
Coca-Cola Co.	83,020	6,016,459
Diageo PLC	153,774	5,022,961
Keurig Dr Pepper, Inc.	85,008	3,112,143
Pernod Ricard SA	9,594	1,366,614
		15,518,177
Biotechnology — 0.3%
Gilead Sciences, Inc.	30,400	2,401,600
Building Materials — 1.4%
Johnson Controls International PLC	75,379	5,491,360
Vulcan Materials Co.	23,250	5,701,133
		11,192,493
Chemicals — 3.2%
Air Products & Chemicals, Inc.	21,449	5,981,054
Albemarle Corp.#	31,335	2,827,984
International Flavors & Fragrances, Inc.	31,151	3,239,392
Linde PLC	15,430	7,379,398
PPG Industries, Inc.	42,925	5,568,660
		24,996,488
Coal — 0.4%
Teck Resources, Ltd., Class B	63,544	3,043,758
Computers — 3.7%
Apple, Inc.	25,910	5,933,390
Cognizant Technology Solutions Corp., Class A	85,632	6,659,601
HP, Inc.	301,773	10,918,147
Leidos Holdings, Inc.	34,428	5,457,182
		28,968,320
Cosmetics/Personal Care — 1.4%
Haleon PLC	790,600	3,968,994
Kenvue, Inc.	105,600	2,317,920
Procter & Gamble Co.	26,420	4,532,087
		10,819,001
Security Description	Shares or Principal Amount	Value

Diversified Financial Services — 4.0%
Apollo Global Management, Inc.	68,310	$ 7,905,516
Capital One Financial Corp.	30,100	4,422,593
Discover Financial Services	4,713	653,740
Intercontinental Exchange, Inc.	42,032	6,790,270
Visa, Inc., Class A	41,000	11,331,170
		31,103,289
Electric — 5.3%
American Electric Power Co., Inc.	38,001	3,810,740
Dominion Energy, Inc.	44,270	2,474,693
DTE Energy Co.	22,800	2,850,456
Edison International	37,260	3,242,738
Entergy Corp.	27,955	3,373,889
Exelon Corp.	107,162	4,081,800
PG&E Corp.	267,517	5,270,085
Sempra	195,428	16,060,273
		41,164,674
Electronics — 0.3%
Allegion PLC	17,675	2,453,997
Environmental Control — 0.6%
Waste Management, Inc.	20,430	4,331,977
Food — 2.6%
Kraft Heinz Co.	280,916	9,952,854
Lamb Weston Holdings, Inc.	20,588	1,274,809
Mondelez International, Inc., Class A	13,760	988,105
Nestle SA ADR	71,790	7,675,787
		19,891,555
Hand/Machine Tools — 0.3%
Stanley Black & Decker, Inc.	20,768	2,125,812
Healthcare-Products — 3.4%
Baxter International, Inc.	261,562	9,923,662
Koninklijke Philips NV#†	165,301	4,976,397
Medtronic PLC	116,261	10,298,399
Thermo Fisher Scientific, Inc.	2,531	1,556,742
		26,755,200
Healthcare-Services — 3.2%
Elevance Health, Inc.	12,614	7,024,611
Fortrea Holdings, Inc.†	67,145	1,548,364
Humana, Inc.	12,932	4,584,006
Labcorp Holdings, Inc.	31,124	7,155,096
UnitedHealth Group, Inc.	7,680	4,532,736
		24,844,813
Home Furnishings — 0.7%
Sony Group Corp.	54,000	5,275,777
Household Products/Wares — 0.7%
Henkel AG & Co. KGaA (Preference Shares)	26,857	2,456,713
Kimberly-Clark Corp.	23,553	3,407,177
		5,863,890
Housewares — 0.1%
Newell Brands, Inc.	76,562	542,825
Insurance — 5.6%
Chubb, Ltd.	21,550	6,124,079
Fidelity National Financial, Inc.	92,752	5,468,658
First American Financial Corp.	3,008	191,910
Hartford Financial Services Group, Inc.	30,701	3,564,386
MetLife, Inc.	94,428	7,316,282
Prudential Financial, Inc.	27,051	3,277,499

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Prudential PLC	223,293	$ 1,931,163
Travelers Cos., Inc.	29,730	6,780,521
Willis Towers Watson PLC	30,281	8,845,383
		43,499,881
Internet — 1.3%
Alibaba Group Holding, Ltd.	246,900	2,582,005
Alphabet, Inc., Class A	28,300	4,623,654
Meta Platforms, Inc., Class A	6,300	3,284,253
		10,489,912
Machinery-Construction & Mining — 0.2%
Komatsu, Ltd.	47,900	1,333,635
Machinery-Diversified — 0.8%
CNH Industrial NV	205,587	2,125,770
Westinghouse Air Brake Technologies Corp.	23,206	3,935,041
		6,060,811
Media — 2.8%
Comcast Corp., Class A	419,700	16,607,529
Fox Corp., Class A	85,599	3,541,231
Walt Disney Co.	21,730	1,963,957
		22,112,717
Mining — 0.4%
Freeport-McMoRan, Inc.	63,330	2,804,252
Oil & Gas — 5.3%
BP PLC	2,001,552	11,339,333
EQT Corp.	46,880	1,570,949
Exxon Mobil Corp.	68,449	8,072,875
Hess Corp.	42,089	5,810,807
Shell PLC	245,567	8,713,504
Suncor Energy, Inc.#	140,249	5,685,695
		41,193,163
Packaging & Containers — 0.7%
Sealed Air Corp.	153,256	5,356,297
Pharmaceuticals — 9.3%
AstraZeneca PLC	36,414	6,362,931
Bayer AG	129,367	3,998,864
Becton Dickinson & Co.	32,040	7,766,816
Bristol-Myers Squibb Co.	22,231	1,110,438
Cardinal Health, Inc.	110,755	12,484,304
Cigna Group	13,966	5,053,038
CVS Health Corp.	217,511	12,450,330
Eli Lilly & Co.	3,726	3,577,035
Johnson & Johnson	23,530	3,902,686
Merck & Co., Inc.	45,310	5,366,970
Sanofi SA	90,238	10,093,708
		72,167,120
Pipelines — 2.9%
Enbridge, Inc.#	206,080	8,280,294
Enterprise Products Partners LP	168,705	4,949,805
Williams Cos., Inc.	207,600	9,501,852
		22,731,951
REITS — 2.7%
American Tower Corp.	21,700	4,862,102
AvalonBay Communities, Inc.	22,800	5,146,644
Crown Castle, Inc.	46,341	5,191,119
Security Description	Shares or Principal Amount	Value

REITS (continued)
Mid-America Apartment Communities, Inc.	16,833	$ 2,733,174
Public Storage	9,300	3,196,596
		21,129,635
Retail — 1.4%
Dollar General Corp.	48,306	4,007,949
Home Depot, Inc.	11,740	4,326,190
Swatch Group AG #	11,811	2,473,247
		10,807,386
Semiconductors — 3.4%
Broadcom, Inc.	47,300	7,701,386
Intel Corp.	120,740	2,661,110
Samsung Electronics Co., Ltd. GDR	8,105	11,350,662
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	15,319	2,630,272
Texas Instruments, Inc.	9,580	2,053,377
		26,396,807
Software — 6.7%
Electronic Arts, Inc.	37,998	5,768,856
Fidelity National Information Services, Inc.	93,203	7,684,587
Microsoft Corp.	40,933	17,074,792
Oracle Corp.	40,390	5,706,703
SAP SE ADR	23,190	5,095,075
SS&C Technologies Holdings, Inc.	139,797	10,497,357
		51,827,370
Telecommunications — 2.5%
AT&T, Inc.	136,575	2,717,842
Cisco Systems, Inc.	72,111	3,644,490
T-Mobile US, Inc.	34,700	6,895,584
Verizon Communications, Inc.	149,693	6,254,174
		19,512,090
Toys/Games/Hobbies — 0.5%
Hasbro, Inc.	58,506	3,987,769
Transportation — 0.8%
Union Pacific Corp.	19,350	4,955,341
United Parcel Service, Inc., Class B	10,080	1,295,784
		6,251,125
Total Long-Term Investment Securities (cost $639,071,942)		752,846,755
SHORT-TERM INVESTMENTS — 5.0%
Unaffiliated Investment Companies — 5.0%
State Street Institutional Liquid Reserves Fund, Premier Class 5.35%(1)	21,734,834	21,741,354
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24%(1)	1,605,589	1,605,589

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies (continued)
State Street Navigator Securities Lending Government Money Market Portfolio 5.35%(1)(2)	15,339,053	$ 15,339,053
Total Short-Term Investments (cost $38,685,997)		38,685,996
TOTAL INVESTMENTS (cost $677,757,939)	101.7%	791,532,751
Other assets less liabilities	(1.7)	(13,526,904)
NET ASSETS	100.0%	$778,005,847
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of August 31, 2024.
(2)	At August 31, 2024, the Fund had loaned securities with a total value of $14,851,050. This was secured by collateral of $15,339,053, which was received in cash and subsequently invested in short-term investments currently valued at $15,339,053 as reported in the Portfolio of Investments.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$—	$4,079,094	$—	$4,079,094
Banks	68,681,269	2,466,863	—	71,148,132
Beverages	9,128,602	6,389,575	—	15,518,177
Cosmetics/Personal Care	6,850,007	3,968,994	—	10,819,001
Healthcare-Products	21,778,803	4,976,397	—	26,755,200
Home Furnishings	—	5,275,777	—	5,275,777
Household Products/Wares	3,407,177	2,456,713	—	5,863,890
Insurance	41,568,718	1,931,163	—	43,499,881
Internet	7,907,907	2,582,005	—	10,489,912
Machinery-Construction & Mining	—	1,333,635	—	1,333,635
Oil & Gas	21,140,326	20,052,837	—	41,193,163
Pharmaceuticals	51,711,617	20,455,503	—	72,167,120
Retail	8,334,139	2,473,247	—	10,807,386
Semiconductors	15,046,145	11,350,662	—	26,396,807
Other Industries	407,499,580	—	—	407,499,580
Short-Term Investments	38,685,996	—	—	38,685,996
Total Investments at Value	$701,740,286	$89,792,465	$—	$791,532,751
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 81.4%
Domestic Equity Investment Companies — 53.9%
VALIC Company I Capital Appreciation Fund	282,600	$ 5,468,306
VALIC Company I Dividend Value Fund	632,538	8,020,582
VALIC Company I Growth Fund	344,296	5,539,722
VALIC Company I Large Capital Growth Fund	278,917	5,804,263
VALIC Company I Mid Cap Index Fund	54,941	1,510,884
VALIC Company I Mid Cap Strategic Growth Fund	79,421	1,552,680
VALIC Company I Mid Cap Value Fund	101,380	1,827,891
VALIC Company I Small Cap Growth Fund†	60,068	979,103
VALIC Company I Small Cap Index Fund	37,776	614,613
VALIC Company I Small Cap Special Values Fund	66,287	843,171
VALIC Company I Small Cap Value Fund	24,236	313,851
VALIC Company I Stock Index Fund	228,837	13,032,243
VALIC Company I Systematic Core Fund	290,574	9,475,621
VALIC Company I Systematic Growth Fund	229,460	4,189,950
VALIC Company I Systematic Value Fund	724,062	10,897,140
VALIC Company I U.S. Socially Responsible Fund	374,674	7,714,539
Total Domestic Equity Investment Companies (cost $67,752,183)		77,784,559
Domestic Fixed Income Investment Companies — 18.3%
VALIC Company I Core Bond Fund	1,845,372	18,416,815
VALIC Company I Government Securities Fund	555,849	5,263,895
VALIC Company I High Yield Bond Fund	147,689	1,055,976
VALIC Company I Inflation Protected Fund	193,422	1,682,770
Total Domestic Fixed Income Investment Companies (cost $27,958,614)		26,419,456
International Equity Investment Companies — 8.9%
VALIC Company I Emerging Economies Fund	51,505	333,750
VALIC Company I Global Real Estate Fund	237,912	1,715,343
VALIC Company I International Equities Index Fund	285,077	2,500,125
VALIC Company I International Growth Fund†	199,083	2,389,001
VALIC Company I International Opportunities Fund	24,750	388,814
VALIC Company I International Socially Responsible Fund	74,331	1,975,729
VALIC Company I International Value Fund	320,965	3,620,486
Total International Equity Investment Companies (cost $11,906,798)		12,923,248
International Fixed Income Investment Companies — 0.3%
VALIC Company I International Government Bond Fund† (cost $500,774)	46,482	476,437
Total Affiliated Investment Companies (cost $108,118,369)		117,603,700
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.6%
U.S. Government — 14.6%
United States Treasury Notes
1.38%, 11/15/2031	$ 646,600	547,438
1.88%, 02/15/2032(2)	1,913,800	1,671,884
2.75%, 08/15/2032	780,900	722,180
2.88%, 05/15/2032	4,005,700	3,747,520
3.38%, 05/15/2033	1,752,700	1,686,563
3.50%, 02/15/2033	927,200	901,992
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
3.88%, 08/15/2033	$3,504,700	$ 3,496,896
4.00%, 02/15/2034	2,907,800	2,925,974
4.13%, 11/15/2032(2)	1,295,700	1,319,944
4.38%, 05/15/2034	2,831,100	2,933,727
4.50%, 11/15/2033	1,039,000	1,086,201
Total U.S. Government & Agency Obligations (cost $21,198,946)		21,040,319
PURCHASED OPTIONS† — 0.6%
Purchased Options - Puts — 0.6%
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/17/2025; Strike Price: $4,975.00; Counterparty: Bank of America, N.A.)	500	23,245
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/17/2025; Strike Price: $4,975.00; Counterparty: Goldman Sachs International)	7,000	325,435
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/17/2025; Strike Price: $5,200.00; Counterparty: Citibank, N.A.)	3,500	231,914
Over the Counter put option on the S&P 500 Index (Expiration Date: 02/21/2025; Strike Price: $4,575.00; Counterparty: Goldman Sachs International)	500	17,401
Over the Counter put option on the S&P 500 Index (Expiration Date: 02/21/2025; Strike Price: $4,575.00; Counterparty: UBS Securities LLC)	7,000	243,613
Total Purchased Options (cost $1,377,916)		841,608
Total Long-Term Investment Securities (cost $130,695,231)		139,485,627
SHORT-TERM INVESTMENTS — 4.0%
Unaffiliated Investment Companies — 4.0%
AllianceBernstein Government STIF Portfolio, Class AB 5.33%(3) (cost $5,765,381)	5,765,381	5,765,381
TOTAL INVESTMENTS (cost $136,460,612)	100.6%	145,251,008
Other assets less liabilities	(0.6)	(840,732)
NET ASSETS	100.0%	$144,410,276
#	The VALIC Company I Dynamic Allocation Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
†	Non-income producing security
(1)	See Note 3.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of August 31, 2024.
STIF—Short Term Investment Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
90	Long	S&P 500 E-Mini Index	September 2024	$25,007,550	$25,474,500	$466,950
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$117,603,700	$—	$—	$117,603,700
U.S. Government & Agency Obligations	—	21,040,319	—	21,040,319
Purchased Options	—	841,608	—	841,608
Short-Term Investments	5,765,381	—	—	5,765,381
Total Investments at Value	$123,369,081	$21,881,927	$—	$145,251,008
Other Financial Instruments:†
Futures Contracts	$466,950	$—	$—	$466,950
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.2%
Bermuda — 0.4%
Genpact, Ltd.	80,315	$ 3,150,757
Brazil — 5.1%
AMBEV SA	1,542,489	3,519,621
Ambev SA ADR	804,323	1,825,813
B3 SA - Brasil Bolsa Balcao	658,439	1,481,384
Banco Bradesco SA	223,748	622,019
Banco Bradesco SA (Preference Shares)	1,054,094	2,925,156
Banco Santander Brasil SA	265,440	1,478,866
Banco Santander Brasil SA ADR	163,230	914,088
Cia de Saneamento de Minas Gerais Copasa MG	12,441	52,360
CSN Mineracao SA	597,657	602,328
CTEEP-Cia de Transmissao de Energia Eletrica Paulista (Preference Shares)	366,632	1,607,445
Embraer SA†	4,504	37,425
Fleury SA	214,028	605,709
Iochpe Maxion SA	357,804	734,533
Itau Unibanco Holding SA (Preference Shares)	739,817	4,817,517
Itau Unibanco Holding SA ADR	159,101	1,037,339
Itausa SA (Preference Shares)	249,294	484,792
JBS SA	128,673	799,077
M Dias Branco SA	13,677	65,910
Marcopolo SA (Preference Shares)	1,121,293	1,462,310
Petroleo Brasileiro SA (Preference Shares)	453,695	3,169,292
Randon SA Implementos e Participacoes (Preference Shares)	179,171	350,016
Telefonica Brasil SA	166,702	1,533,045
Telefonica Brasil SA ADR	59,137	547,017
Ultrapar Participacoes SA	85,506	354,407
Vale SA	504,737	5,335,787
Vale SA ADR	151,565	1,594,464
WEG SA	91,697	881,021
		38,838,741
Cayman Islands — 14.5%
3SBio, Inc.*	2,606,000	2,025,304
Alibaba Group Holding, Ltd.	1,726,900	18,059,392
ANTA Sports Products, Ltd.	63,200	616,462
Baidu, Inc., Class A†	242,550	2,567,222
BeiGene, Ltd.†	67,700	1,008,963
BeiGene, Ltd. ADR†	482	92,438
Bilibili, Inc.†	4,480	64,695
Bizlink Holding, Inc.	43,000	612,269
Bosideng International Holdings, Ltd.	3,130,000	1,536,192
China Medical System Holdings, Ltd.	294,000	267,577
China Mengniu Dairy Co., Ltd.	185,000	312,567
China Resources Land, Ltd.	587,500	1,669,115
ENN Energy Holdings, Ltd.	81,600	530,189
Geely Automobile Holdings, Ltd.	2,880,000	3,224,968
Haidilao International Holding, Ltd.*	34,000	56,891
JD Logistics, Inc.*†	42,400	51,663
JD.com, Inc., Class A	357,950	4,831,719
Jiumaojiu International Holdings, Ltd., Class A*#	1,902,000	633,029
KE Holdings, Inc. ADR	35,731	530,248
Kuaishou Technology*†	128,400	659,732
Meituan, Class B*†	568,900	8,567,843
Minth Group, Ltd.†	1,146,000	1,823,716
NetEase, Inc.	261,500	4,219,232
New Oriental Education & Technology Group, Inc.†	50,400	309,000
NU Holdings, Ltd., Class A†	125,451	1,878,001
Pagseguro Digital, Ltd.†	30,685	339,683
Parade Technologies, Ltd.	45,000	1,139,112
PDD Holdings, Inc. ADR†	56,388	5,419,451
Security Description	Shares or Principal Amount	Value

Cayman Islands (continued)
Ping An Healthcare and Technology Co., Ltd.*#†	243,700	$ 316,892
Pop Mart International Group, Ltd.*	69,600	409,655
Sino Biopharmaceutical, Ltd.	2,412,000	995,113
Sunny Optical Technology Group Co., Ltd.	83,800	517,234
TAL Education Group ADR†	31,295	251,612
Tencent Holdings, Ltd.	709,300	34,281,908
Topsports International Holdings, Ltd.*	934,000	349,246
Trip.com Group, Ltd.†	53,200	2,517,655
Uni-President China Holdings, Ltd.	1,144,000	1,011,815
Wisdom Marine Lines Co, Ltd.	585,000	1,226,539
Xiaomi Corp.*†	1,789,000	4,440,061
XP, Inc., Class A	18,672	343,751
Xtep International Holdings, Ltd.#	1,584,500	1,055,236
		110,763,390
Chile — 0.6%
Banco de Chile	20,998,471	2,656,638
Banco de Chile ADR	47,892	1,214,062
Empresas CMPC SA	93,243	161,031
Empresas COPEC SA	109,696	718,801
		4,750,532
China — 9.3%
Agricultural Bank of China, Ltd.	385,000	169,999
Bank of China, Ltd.	266,000	120,950
Baoshan Iron & Steel Co, Ltd., Class A	2,980,100	2,503,958
BOE Technology Group Co., Ltd., Class A	6,152,600	3,343,875
BYD Co, Ltd., Class A	33,400	1,172,651
BYD Co., Ltd.	114,000	3,496,785
China Construction Bank Corp.	7,120,000	5,025,655
China Life Insurance Co., Ltd.	1,569,000	2,364,872
China Merchants Bank Co., Ltd.	233,000	962,770
China Pacific Insurance Group Co., Ltd.	209,200	542,633
China Petroleum & Chemical Corp.	1,366,000	927,074
China Railway Group, Ltd.	2,197,000	1,020,561
China Southern Airlines Co., Ltd.†	908,000	319,382
CITIC Securities Co., Ltd.	389,500	589,571
COSCO SHIPPING Holdings Co, Ltd., Class A	63,600	112,090
COSCO SHIPPING Holdings Co., Ltd.	470,500	644,214
CRRC Corp, Ltd., Class A	140,300	141,325
Dong-E-E-Jiao Co, Ltd.	42,000	295,144
Dongfeng Motor Group Co., Ltd.†	4,018,000	1,077,800
Foxconn Industrial Internet Co., Ltd., Class A	416,100	1,208,429
Gigadevice Semiconductor Beijing, Inc., Class A†	89,200	913,970
GoerTek, Inc., Class A	248,600	746,215
Goneo Group Co., Ltd., Class A	33,700	322,234
Great Wall Motor Co., Ltd.	390,500	562,402
Haier Smart Home Co., Ltd.	289,800	891,520
Haier Smart Home Co., Ltd., Class A	88,300	307,386
Industrial & Commercial Bank of China, Ltd.	8,083,000	4,643,300
Jiangsu Hengrui Pharmaceuticals Co., Ltd.	47,000	292,615
PetroChina Co., Ltd.	3,406,000	3,099,039
PetroChina Co., Ltd., Class A	1,032,300	1,304,746
Ping An Insurance Group Co. of China, Ltd.	1,424,000	6,779,092
Poly Property Services Co, Ltd.#	75,400	249,477
Rockchip Electronics Co., Ltd., Class A	38,700	292,317
SAIC Motor Corp., Ltd., Class A	1,103,700	1,954,694
Shandong Nanshan Aluminum Co., Ltd., Class A	771,800	399,609
Shengyi Technology Co., Ltd., Class A	117,000	292,224
Shenzhen Mindray Bio-Medical Electronics Co, Ltd., Class A	113,200	4,005,856
Sinotrans, Ltd.	1,507,000	687,456
Tian Di Science & Technology Co., Ltd., Class A	1,456,000	1,149,603

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Weichai Power Co., Ltd.	842,000	$ 1,291,751
Weichai Power Co., Ltd., Class A	1,845,400	3,384,903
Western Mining Co., Ltd., Class A	611,500	1,356,514
Will Semiconductor Co., Ltd., Class A	102,700	1,316,294
Wuliangye Yibin Co., Ltd., Class A	264,200	4,577,611
Yutong Bus Co., Ltd., Class A	355,900	1,072,002
Zhejiang NHU Co, Ltd.	45,700	124,691
Zijin Mining Group Co., Ltd.	1,218,000	2,461,500
ZTE Corp., Class A	102,500	359,385
		70,878,144
Egypt — 0.0%
Commercial International Bank Egypt SAE GDR	189,618	318,428
Greece — 0.5%
Eurobank Ergasias Services & Holdings SA	843,941	1,927,942
Hellenic Telecommunications Organization SA	68,060	1,103,364
National Bank of Greece SA	46,436	404,891
Piraeus Financial Holdings SA	47,775	206,505
		3,642,702
Hong Kong — 0.3%
China Overseas Land & Investment, Ltd.	319,000	503,804
Lenovo Group, Ltd.	1,370,000	1,679,312
		2,183,116
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	5,231	39,691
India — 18.8%
ABB India, Ltd.	11,285	1,069,955
Adani Enterprises, Ltd.	22,127	804,412
Adani Ports & Special Economic Zone, Ltd.	84,823	1,507,176
Adani Wilmar, Ltd.†	46,839	202,734
Ajanta Pharma, Ltd.	25,560	984,999
Alkem Laboratories, Ltd.	17,559	1,290,875
Atul, Ltd.	7,779	736,283
Axis Bank, Ltd.	105,091	1,480,689
Bajaj Finance, Ltd.	9,400	809,998
Bharat Electronics, Ltd.	149,428	537,496
Bharat Petroleum Corp., Ltd.	91,860	391,974
Bharti Airtel, Ltd.	314,970	5,962,186
Blue Star, Ltd.	104,222	2,112,947
Brigade Enterprises, Ltd.	96,859	1,409,833
Castrol India, Ltd.	194,913	614,930
CESC, Ltd.	195,846	453,832
Chambal Fertilisers and Chemicals, Ltd.	237,486	1,477,557
Colgate-Palmolive India, Ltd.	10,986	477,361
Computer Age Management Services, Ltd.	32,156	1,643,729
Crompton Greaves Consumer Electricals, Ltd.	349,865	1,995,090
Dixon Technologies India, Ltd.	11,150	1,724,533
DLF, Ltd.	36,377	368,261
Dr Lal PathLabs, Ltd.*	40,993	1,671,909
Firstsource Solutions, Ltd.	258,059	932,060
Fortis Healthcare, Ltd.	37,545	248,215
GAIL India, Ltd.	361,268	1,022,372
GlaxoSmithKline Pharmaceuticals, Ltd.	31,775	1,040,308
Glenmark Pharmaceuticals, Ltd.	24,753	512,380
Granules India, Ltd.	109,012	933,484
Great Eastern Shipping Co., Ltd.	103,709	1,659,280
Gujarat Gas, Ltd.	222,946	1,610,980
Gujarat Pipavav Port, Ltd.	289,023	780,003
Havells India, Ltd.	96,280	2,186,206
HCL Technologies, Ltd.	140,568	2,940,762
Security Description	Shares or Principal Amount	Value

India (continued)
HDFC Bank, Ltd.	342,016	$ 6,642,703
Hindalco Industries, Ltd.	57,655	482,975
Hindustan Aeronautics, Ltd.	7,320	410,876
Hindustan Zinc, Ltd.	125,433	751,842
ICICI Bank, Ltd.	578,438	8,515,873
ICICI Bank, Ltd. ADR	61,279	1,796,087
Infosys, Ltd.	418,725	9,738,527
Infosys, Ltd. ADR	94,344	2,196,328
IRB Infrastructure Developers, Ltd.	550,120	416,905
ITD Cementation India, Ltd.	164,437	1,086,297
JK Paper, Ltd.	69,277	379,845
Jyothy Labs, Ltd.	9,459	61,194
Kalpataru Projects International, Ltd.	41,147	661,536
KEC International, Ltd.	66,172	755,850
KEI Industries, Ltd.	29,231	1,615,290
Kotak Mahindra Bank, Ltd.	95,501	2,031,366
L&T Finance, Ltd.	375,601	762,420
Larsen & Toubro, Ltd.	114,366	5,080,512
Larsen & Toubro, Ltd. GDR	13,659	611,603
Lemon Tree Hotels, Ltd.*†	171,340	275,777
Life Insurance Corp. of India	48,829	619,507
Lupin, Ltd.	87,432	2,347,820
Mahindra & Mahindra, Ltd.	28,129	945,679
Maruti Suzuki India, Ltd.	5,715	851,296
Multi Commodity Exchange of India, Ltd.	6,004	372,750
Natco Pharma, Ltd.	31,392	579,700
NBCC India, Ltd.	185,032	413,379
NCC, Ltd.	269,853	1,028,462
Nippon Life India Asset Management, Ltd.*	182,543	1,468,445
NTPC, Ltd.	400,499	1,998,886
Oberoi Realty, Ltd.	34,921	742,337
Oil & Natural Gas Corp., Ltd.	305,507	1,208,138
Oil India, Ltd.	49,922	433,100
Petronet LNG, Ltd.†	183,619	806,468
Power Grid Corp. of India, Ltd.	604,324	2,440,715
PTC India, Ltd.	472,352	1,205,363
REC, Ltd.	20,926	156,467
Reliance Industries, Ltd.	236,696	8,566,867
Schaeffler India, Ltd.	1,406	66,450
Siemens, Ltd.	7,065	583,927
State Bank of India	272,156	2,655,139
Strides Pharma Science, Ltd.	107,099	1,710,754
Sun Pharmaceutical Industries, Ltd.	69,638	1,516,156
Tata Consultancy Services, Ltd.	120,018	6,542,434
Tata Motors, Ltd.	160,496	2,129,701
Tata Power Co., Ltd.	156,801	815,577
Trent, Ltd.	29,564	2,535,534
Triveni Turbine, Ltd.	96,153	832,177
Vedanta, Ltd.	117,103	654,778
Voltas, Ltd.	186,204	3,902,056
Zee Entertainment Enterprises, Ltd.†	174,206	292,800
Zomato, Ltd.†	505,301	1,516,566
Zydus Lifesciences, Ltd.	282,982	3,776,542
		143,584,585
Indonesia — 1.5%
Astra International Tbk PT	6,262,400	2,067,137
Bank Central Asia Tbk PT	5,218,000	3,487,882
Bank Mandiri Persero Tbk PT	4,548,200	2,098,463
Bank Rakyat Indonesia Persero Tbk PT	10,399,600	3,467,938
Indofood Sukses Makmur Tbk PT	580,200	256,728
Telkom Indonesia Persero Tbk PT	1,251,200	247,088
		11,625,236

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Jersey — 0.1%
WNS Holdings, Ltd.†	13,383	$ 792,274
Malaysia — 2.2%
CIMB Group Holdings Bhd	1,467,300	2,786,328
Dialog Group Bhd	190,600	104,064
IJM Corp. Bhd	1,570,300	1,040,069
Malayan Banking Bhd	1,870,500	4,668,361
MISC Bhd	582,400	1,132,045
Press Metal Aluminium Holdings Bhd	1,638,300	1,888,072
Public Bank Bhd	1,960,000	2,187,097
Tenaga Nasional Bhd	648,800	2,198,978
YTL Corp. Bhd	1,122,700	755,768
		16,760,782
Marshall Islands — 0.2%
Star Bulk Carriers Corp.	55,358	1,183,000
Mauritius — 0.1%
MakeMyTrip, Ltd.†	5,384	517,779
Mexico — 2.1%
Alsea SAB de CV#	409,291	1,124,320
America Movil SAB de CV	1,894,056	1,565,697
Arca Continental SAB de CV#	93,735	845,242
Cemex SAB de CV CPO	356,560	217,076
Coca-Cola Femsa SAB de CV	125,539	1,061,083
Coca-Cola Femsa SAB de CV ADR	10,933	920,996
GCC SAB de CV	57,974	444,499
Grupo Financiero Banorte SAB de CV, Class O	366,575	2,541,646
Grupo Mexico SAB de CV, Class B	75,300	386,742
Kimberly-Clark de Mexico SAB de CV, Class A	751,269	1,233,280
Orbia Advance Corp SAB de CV	403,120	433,736
Wal-Mart de Mexico SAB de CV	1,597,368	5,083,871
		15,858,188
Philippines — 0.7%
Ayala Corp.	20,610	222,504
BDO Unibank, Inc.	365,080	995,437
International Container Terminal Services, Inc.	277,290	1,958,453
JG Summit Holdings, Inc.	280,400	117,632
Jollibee Foods Corp.	171,460	793,572
Metropolitan Bank & Trust Co.	158,710	207,875
SM Prime Holdings, Inc.	1,279,100	707,229
		5,002,702
Poland — 0.9%
Bank Polska Kasa Opieki SA	38,277	1,571,680
Powszechna Kasa Oszczednosci Bank Polski SA	147,236	2,205,249
Powszechny Zaklad Ubezpieczen SA	235,738	2,845,351
		6,622,280
Qatar — 0.8%
Barwa Real Estate Co.	51,524	39,482
Ooredoo Q.P.S.C.	379,709	1,148,882
Qatar National Bank Q.P.S.C.	1,154,640	5,038,066
		6,226,430
Russia — 0.0%
Gazprom PJSC†(1)(2)	1,262,418	0
Magnitogorsk Iron & Steel Works PJSC†(1)(2)	2,290,683	0
Sberbank of Russia PJSC†(1)(2)	1,300,000	0
Severstal PAO GDR†(1)(2)	75,082	0
		0
Security Description	Shares or Principal Amount	Value

Saudi Arabia — 3.4%
ACWA Power Co.	7,971	$ 894,266
Al Rajhi Bank	289,048	6,790,142
Alinma Bank	48,211	402,985
Almarai Co. JSC	56,994	826,291
Arab National Bank	46,290	238,530
National Industrialization Co.†	225,821	677,814
Rabigh Refining & Petrochemical Co.†	458,150	1,003,156
Riyad Bank	79,532	547,222
Saudi Arabian Mining Co.†	114,125	1,292,779
Saudi Arabian Oil Co.*	153,727	1,145,849
Saudi Awwal Bank	55,847	522,428
Saudi Basic Industries Corp.	231,972	4,628,065
Saudi Electricity Co.	379,091	1,773,219
Saudi Kayan Petrochemical Co.†	68,276	156,819
Saudi National Bank	301,048	2,830,617
Saudi Telecom Co.	212,210	2,432,023
		26,162,205
South Africa — 2.6%
AVI, Ltd.	213,170	1,216,845
Capitec Bank Holdings, Ltd.	22,486	3,695,505
FirstRand, Ltd.	884,985	4,275,151
Foschini Group, Ltd.	128,380	1,044,004
Gold Fields, Ltd.	75,938	1,049,493
MTN Group, Ltd.	55,465	276,512
Naspers, Ltd.	10,547	2,179,305
Nedbank Group, Ltd.#	13,191	219,809
Sanlam, Ltd.	150,436	751,085
Sappi, Ltd.	48,137	122,564
Shoprite Holdings, Ltd.	30,308	527,548
Standard Bank Group, Ltd.	350,321	4,723,273
		20,081,094
South Korea — 11.5%
AMOREPACIFIC Group	51,824	968,319
BNK Financial Group, Inc.	17,478	133,751
Celltrion, Inc.	16,322	2,486,479
Chong Kun Dang Pharmaceutical Corp.	1,630	152,239
CJ Corp.	16,964	1,422,360
CJ Logistics Corp.	21,462	1,518,976
DB Insurance Co., Ltd.	5,484	479,487
GS Engineering & Construction Corp.†	30,632	471,503
Hana Financial Group, Inc.	22,070	1,030,181
Hankook Tire & Technology Co., Ltd.	11,015	358,024
Hanon Systems	36,311	110,308
Hanwha Life Insurance Co, Ltd.	29,402	65,370
HD Hyundai Co., Ltd.	15,671	951,045
HD Hyundai Construction Equipment Co., Ltd.	8,348	331,231
HDC Hyundai Development Co-Engineering & Construction	26,949	523,724
HL Mando Co., Ltd.	11,339	289,332
Hugel, Inc.†	2,651	542,584
Hyosung Advanced Materials Corp.	461	98,052
Hyundai Glovis Co., Ltd.	8,912	748,986
Hyundai Heavy Industries Co., Ltd.†	1,813	264,303
Hyundai Marine & Fire Insurance Co, Ltd.	71,439	1,864,641
Hyundai Mobis Co., Ltd.	11,857	1,935,278
Hyundai Motor Co.	10,206	1,959,634
Hyundai Rotem Co., Ltd.	6,486	262,354
Kakaopay Corp.†	4,835	91,321
KB Financial Group, Inc.	33,061	2,134,112
KCC Corp.	6,601	1,419,853
Kia Corp.	31,518	2,512,287

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Korea Electric Power Corp.†	25,026	$ 406,075
Korea Gas Corp.†	3,036	118,771
Korea Shipbuilding & Offshore Engineering Co., Ltd.†	7,669	1,103,692
Korean Air Lines Co., Ltd.	31,484	521,299
Krafton, Inc.†	748	183,531
KT&G Corp.	24,865	2,018,225
LG Chem, Ltd.	10,326	2,493,046
LG Electronics, Inc.	14,042	1,049,611
LG Electronics, Inc. (Preference Shares)	8,831	320,232
LS Corp.	2,467	211,037
LX International Corp.	52,501	1,260,085
LX Semicon Co., Ltd.	13,922	716,200
Medytox, Inc.	1,491	221,597
NAVER Corp.	18,628	2,370,439
NH Investment & Securities Co., Ltd.	29,219	299,538
Pan Ocean Co., Ltd.	450,153	1,252,521
POSCO Holdings, Inc.	1,721	440,148
Samsung Biologics Co., Ltd.*†	1,951	1,434,500
Samsung C&T Corp.	11,924	1,322,485
Samsung Electronics Co., Ltd.	468,105	26,250,363
Samsung Fire & Marine Insurance Co., Ltd.	3,067	798,697
Samsung Life Insurance Co., Ltd.	12,118	884,923
Samsung SDI Co., Ltd.	1,243	331,026
Samsung Securities Co. Ltd.	64,103	2,273,621
Shinhan Financial Group Co., Ltd.	24,215	1,025,392
SK Hynix, Inc.	55,150	7,215,169
SK Networks Co, Ltd.	188,952	724,532
SK Telecom Co., Ltd.	64,980	2,684,349
SK Telecom Co., Ltd. ADR	86,546	1,993,154
SK, Inc.	5,522	593,698
SOOP Co., Ltd.	1,199	92,277
		87,735,967
Taiwan — 18.5%
ASPEED Technology, Inc.	1,000	156,279
Asustek Computer, Inc.	92,000	1,551,676
Cathay Financial Holding Co., Ltd.	2,409,000	4,811,645
Chicony Electronics Co., Ltd.	385,000	1,958,976
ChipMOS Technologies, Inc.	897,000	1,074,785
Chunghwa Telecom Co., Ltd.	165,000	639,524
Compal Electronics, Inc.	1,098,000	1,147,304
CTBC Financial Holding Co., Ltd.	2,368,000	2,427,480
CTCI Corp.	12,000	18,851
Delta Electronics, Inc.	183,000	2,310,880
E.Sun Financial Holding Co., Ltd.	4,636,264	4,102,744
Elan Microelectronics Corp.	349,000	1,611,870
Eva Airways Corp.	361,000	400,748
Evergreen Marine Corp. Taiwan, Ltd.	122,000	720,677
Far EasTone Telecommunications Co., Ltd.	94,000	266,321
Fubon Financial Holding Co., Ltd.	1,110,000	3,206,613
Gemtek Technology Corp.	636,000	848,581
Giant Manufacturing Co., Ltd.	190,000	1,416,674
Hon Hai Precision Industry Co., Ltd.	1,336,000	7,819,167
Hon Hai Precision Industry Co., Ltd. GDR	37,219	434,396
Hua Nan Financial Holdings Co., Ltd.	90,000	71,979
KGI Financial Holding Co., Ltd.	279,000	141,116
Largan Precision Co., Ltd.	3,000	294,888
Lotes Co., Ltd.	23,000	1,109,844
MediaTek, Inc.	188,000	7,393,278
Mega Financial Holding Co., Ltd.	1,336,320	1,639,538
Merry Electronics Co, Ltd.	115,000	493,636
Pegatron Corp.	208,000	671,280
Security Description	Shares or Principal Amount	Value

Taiwan (continued)
PharmaEssentia Corp.†	4,000	$ 87,184
Phison Electronics Corp.	19,000	318,901
Pixart Imaging, Inc.	72,000	470,796
President Chain Store Corp.	70,000	616,991
Primax Electronics, Ltd.	1,182,000	3,318,360
Quanta Computer, Inc.	362,000	3,078,631
Realtek Semiconductor Corp.	134,000	2,255,929
Sincere Navigation Corp.	298,000	260,024
Taiwan Hon Chuan Enterprise Co., Ltd.	57,000	287,872
Taiwan Semiconductor Manufacturing Co., Ltd.	2,457,000	73,364,129
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	11,280	1,936,776
TXC Corp.	60,000	217,143
Uni-President Enterprises Corp.	1,314,000	3,390,648
Voltronic Power Technology Corp.	1,000	62,164
Wistron Corp.	151,000	483,735
Wowprime Corp.	37,000	258,583
Yuanta Financial Holding Co., Ltd.	1,731,560	1,734,764
		140,883,380
Thailand — 1.9%
Advanced Info Service PCL NVDR	25,600	186,896
B Grimm Power PCL NVDR	521,000	311,673
Bangkok Bank PCL NVDR	537,900	2,242,295
Bangkok Dusit Medical Services PCL NVDR	4,104,400	3,364,967
CP ALL PCL NVDR	1,521,900	2,722,208
Delta Electronics Thailand PCL NVDR	113,100	356,630
Indorama Ventures PCL NVDR	672,300	340,078
PTT Exploration & Production PCL	793,200	3,316,230
PTT Exploration & Production PCL NVDR	280,700	1,176,916
Thai Union Group PCL NVDR	142,200	65,964
True Corp. PCL NVDR†	2,152,400	655,553
		14,739,410
Turkey — 0.7%
Akbank Turk AS	125,306	215,100
BIM Birlesik Magazalar AS	40,455	642,714
KOC Holding AS	150,965	828,010
Migros Ticaret AS	63,766	904,274
Tupras Turkiye Petrol Rafinerileri AS	190,322	943,664
Turk Hava Yollari AO†	90,896	803,042
Turkiye Garanti Bankasi AS	104,265	341,927
Turkiye Is Bankasi AS	1,279,662	498,640
		5,177,371
United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank PJSC	748,586	1,786,288
Dubai Islamic Bank PJSC	171,350	288,084
Emirates NBD Bank PJSC	403,733	2,165,995
Emirates Telecommunications Group Co. PJSC	191,891	948,033
First Abu Dhabi Bank PJSC	1,032,350	3,769,985
		8,958,385
United Kingdom — 0.3%
Anglogold Ashanti PLC	36,339	1,073,453
ReNew Energy Global PLC, Class A#†	183,278	1,030,022
		2,103,475
United States — 0.0%
Southern Copper Corp.#	3,749	381,383
Total Long-Term Investment Securities (cost $721,034,605)		748,961,427

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.0%
Unaffiliated Investment Companies — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24%(3)	5,823,503	$ 5,823,503
State Street Navigator Securities Lending Government Money Market Portfolio 5.29%(3)(4)	1,609,655	1,609,655
Total Short-Term Investments (cost $7,433,158)		7,433,158
TOTAL INVESTMENTS (cost $728,467,763)	99.2%	756,394,585
Other assets less liabilities	0.8	6,154,635
NET ASSETS	100.0%	$762,549,220
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Emerging Economies Fund has no right to demand registration of these securities. At August 31, 2024, the aggregate value of these securities was $23,506,796 representing 3.1% of net assets.
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2024, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC	06/10/2021	1,262,418	$4,856,005	$0	$0.00	0.0%
Magnitogorsk Iron & Steel Works PJSC
	12/14/2020	6,702	4,530
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	12/16/2020	187,873	$134,493
	02/10/2021	2,096,108	1,468,240
		2,290,683	1,607,263	$0	$0.00	0.0%
Sberbank of Russia PJSC
	11/12/2020	664,800	2,189,656
	11/20/2020	136,860	443,444
	12/14/2020	29,992	120,624
	12/16/2020	137,196	538,640
	11/24/2021	331,152	1,424,053
		1,300,000	4,716,417	0	0.00	0.0
Severstal PAO GDR
	10/30/2020	51,320	695,308
	11/20/2020	10,696	154,403
	12/14/2020	2,344	39,368
	12/16/2020	10,722	184,609
		75,082	1,073,688	0	0.00	0.0
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of August 31, 2024.
(4)	At August 31, 2024, the Fund had loaned securities with a total value of $3,934,635. This was secured by collateral of $1,609,655, which was received in cash and subsequently invested in short-term investments currently valued at $1,609,655 as reported in the Portfolio of Investments. Additional collateral of $2,591,119 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2024
United States Treasury Bills	0.00%	10/24/2024 to 11/29/2024	$80,859
United States Treasury Notes/Bonds	0.13% to 6.13%	10/15/2024 to 02/15/2054	2,510,260
ADR—American Depositary Receipt
CPO—Certification de Participations Ordinario
GDR—Global Depositary Receipt
NVDR—Non-Voting Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
245	Long	MSCI Emerging Markets Index	September 2024	$13,543,103	$13,475,000	$(68,103)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Semiconductors	16.5%
Banks	15.9
Internet	10.9
Computers	5.1
Diversified Financial Services	3.8
Oil & Gas	3.7
Telecommunications	3.6
Insurance	2.9
Auto Manufacturers	2.8
Retail	2.7
Electronics	2.6

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Industry Allocation*(continued)
Pharmaceuticals	2.4%
Electric	2.1
Chemicals	2.0
Engineering & Construction	1.8
Beverages	1.7
Auto Parts & Equipment	1.6
Mining	1.5
Iron/Steel	1.4
Transportation	1.4
Food	1.2
Software	1.1
Short-Term Investments	1.0
Building Materials	0.9
Home Furnishings	0.8
Real Estate	0.8
Healthcare-Services	0.7
Electrical Components & Equipment	0.7
Commercial Services	0.6
Biotechnology	0.6
Healthcare-Products	0.5
Holding Companies-Diversified	0.5
Distribution/Wholesale	0.5
Gas	0.4
Machinery-Diversified	0.4
Airlines	0.3
Agriculture	0.3
Cosmetics/Personal Care	0.2
Leisure Time	0.2
Shipbuilding	0.2
Household Products/Wares	0.2
Trucking & Leasing	0.2
Aerospace/Defense	0.2
Miscellaneous Manufacturing	0.1
Pipelines	0.1
Investment Companies	0.1
99.2%
*	Calculated as a percentage of net assets

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$3,150,757	$—	$—	$3,150,757
Brazil	38,838,741	—	—	38,838,741
Cayman Islands	9,467,453	101,295,937	—	110,763,390
Chile	4,750,532	—	—	4,750,532
China	1,250,557	69,627,587	—	70,878,144
India	3,992,415	139,592,170	—	143,584,585
Jersey	792,274	—	—	792,274
Malaysia	104,064	16,656,718	—	16,760,782
Marshall Islands	1,183,000	—	—	1,183,000
Mauritius	517,779	—	—	517,779
Mexico	15,858,188	—	—	15,858,188
Russia	—	—	0	0
South Korea	2,058,524	85,677,443	—	87,735,967
Taiwan	1,936,776	138,946,604	—	140,883,380
Thailand	3,382,194	11,357,216	—	14,739,410
United Kingdom	1,030,022	1,073,453	—	2,103,475
United States	381,383	—	—	381,383
Other Countries	—	96,039,640	—	96,039,640
Short-Term Investments	7,433,158	—	—	7,433,158
Total Investments at Value	$96,127,817	$660,266,768	$0	$756,394,585
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$68,103	$—	$—	$68,103
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.3%
Australia — 4.9%
Goodman Group#	210,740	$ 4,792,807
National Storage REIT#	2,249,817	3,698,566
NEXTDC, Ltd.#†	108,093	1,248,820
Rural Funds Group#	191,042	265,496
Scentre Group#	2,151,495	5,037,497
		15,043,186
Belgium — 1.0%
Aedifica SA	25,330	1,709,095
Warehouses De Pauw CVA#	51,597	1,381,489
		3,090,584
Canada — 3.4%
Canadian Apartment Properties REIT	136,057	5,288,217
Chartwell Retirement Residences(1)	156,200	1,691,061
First Capital Real Estate Investment Trust	173,370	2,232,011
Granite Real Estate Investment Trust	24,400	1,385,983
		10,597,272
France — 1.0%
Klepierre SA	99,755	2,984,776
Germany — 2.3%
Vonovia SE	209,252	7,215,936
Guernsey — 0.6%
Shurgard Self Storage, Ltd.	43,872	1,938,831
Hong Kong — 0.8%
Sino Land Co., Ltd.	1,244,000	1,330,474
Swire Properties, Ltd.	613,101	1,130,844
		2,461,318
Japan — 7.2%
Comforia Residential REIT, Inc.	714	1,566,234
Japan Hotel REIT Investment Corp.	2,368	1,214,413
Japan Metropolitan Fund Investment Corp.#	5,027	3,188,447
Mitsubishi Estate Co., Ltd.	227,937	3,929,058
Mitsui Fudosan Co., Ltd.	760,635	8,246,081
Mitsui Fudosan Logistics Park, Inc.	661	1,986,959
Nippon Prologis REIT, Inc.	472	832,486
Star Asia Investment Corp.	1,694	638,124
Tokyo Tatemono Co., Ltd.	36,600	611,978
		22,213,780
Mexico — 0.2%
Corp Inmobiliaria Vesta SAB de CV#	225,506	618,090
Singapore — 2.6%
CapitaLand Ascendas REIT	1,269,000	2,801,942
CapitaLand India Trust(1)	3,030,708	2,623,839
CapitaLand Investment, Ltd.#	867,100	1,803,969
Parkway Life Real Estate Investment Trust	219,300	630,813
		7,860,563
Spain — 2.1%
Cellnex Telecom SA*#	49,485	1,916,174
Merlin Properties Socimi SA#	359,093	4,409,686
		6,325,860
Sweden — 0.7%
Castellum AB†	69,292	948,619
Catena AB	21,385	1,187,963
		2,136,582
Security Description	Shares or Principal Amount	Value

United Kingdom — 6.8%
Big Yellow Group PLC	114,691	$ 1,907,491
Derwent London PLC	97,636	2,995,957
Grainger PLC	503,411	1,584,481
Helios Towers PLC†	1,049,221	1,560,881
Safestore Holdings PLC	193,005	2,199,788
Segro PLC	173,329	1,992,664
Shaftesbury Capital PLC	648,066	1,259,162
Tritax Big Box REIT PLC	1,396,750	2,990,309
UNITE Group PLC	340,868	4,304,008
		20,794,741
United States — 64.7%
Alexandria Real Estate Equities, Inc.	21,124	2,525,797
American Homes 4 Rent, Class A	199,117	7,918,883
American Tower Corp.	14,304	3,204,954
Americold Realty Trust, Inc.	61,300	1,777,700
AvalonBay Communities, Inc.	34,019	7,679,109
Brixmor Property Group, Inc.	156,401	4,283,823
BXP, Inc.	61,602	4,633,702
Cousins Properties, Inc.	72,400	2,064,124
CubeSmart	69,770	3,616,179
Digital Realty Trust, Inc.	70,137	10,633,471
DigitalBridge Group, Inc.	23,210	289,893
Douglas Emmett, Inc.#	99,139	1,586,224
Encompass Health Corp.	12,188	1,134,093
Equinix, Inc.	20,717	17,285,436
Equity LifeStyle Properties, Inc.	56,972	4,142,434
Essex Property Trust, Inc.	22,950	6,926,081
Extra Space Storage, Inc.	30,779	5,447,883
Farmland Partners, Inc.#	56,879	582,441
Federal Realty Investment Trust	28,361	3,261,515
Highwoods Properties, Inc.	20,395	657,127
Host Hotels & Resorts, Inc.	100,680	1,782,036
Iron Mountain, Inc.	38,615	4,373,535
Kimco Realty Corp.	280,245	6,518,499
Lamar Advertising Co., Class A	12,975	1,631,996
Mid-America Apartment Communities, Inc.	29,443	4,780,660
NNN REIT, Inc.	52,455	2,464,860
Phillips Edison & Co., Inc.	61,775	2,283,204
Prologis, Inc.	191,813	24,517,538
Public Storage	19,185	6,594,268
Rayonier, Inc.	54,171	1,669,009
Rexford Industrial Realty, Inc.	135,940	6,922,065
Ryman Hospitality Properties, Inc.	38,639	4,016,910
SBA Communications Corp.	8,426	1,909,837
Simon Property Group, Inc.	42,275	7,074,721
Sun Communities, Inc.	47,242	6,389,008
Universal Health Services, Inc., Class B	3,105	738,897
Ventas, Inc.	161,756	10,046,665
Vornado Realty Trust	71,455	2,455,908
Welltower, Inc.	96,225	11,612,433
Weyerhaeuser Co.	61,841	1,885,532
		199,318,450
Total Long-Term Investment Securities (cost $265,215,355)		302,599,969
SHORT-TERM INVESTMENTS — 2.7%
Sovereign — 0.5%
Federal Home Loan Bank 5.17%, 09/03/2024	1,292,000	1,291,267
Federal Home Loan Bank 5.18%, 09/03/2024	137,000	136,922
		1,428,189

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies — 2.2%
State Street Navigator Securities Lending Government Money Market Portfolio 5.29%(2)(3)	6,778,538	$ 6,778,538
Total Short-Term Investments (cost $8,207,128)		8,206,727
TOTAL INVESTMENTS (cost $273,422,483)	101.0%	310,806,696
Other assets less liabilities	(1.0)	(2,975,177)
NET ASSETS	100.0%	$307,831,519
#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Global Real Estate Fund has no right to demand registration of these securities. At August 31, 2024, the aggregate value of these securities was $1,916,174 representing 0.6% of net assets.
(1)	Consists of more than one type of securities traded together as a unit.
(2)	The rate shown is the 7-day yield as of August 31, 2024.
(3)	At August 31, 2024, the Fund had loaned securities with a total value of $16,803,844. This was secured by collateral of $6,778,538, which was received in cash and subsequently invested in short-term investments currently valued at $6,778,538 as reported in the Portfolio of Investments. Additional collateral of $10,975,821 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2024
Government National Mtg. Assoc.	2.30% to 6.00%	05/20/2046 to 03/20/2064	$976,798
United States Treasury Bills	0.00%	02/13/2025	122,994
United States Treasury Notes/Bonds	0.13% to 5.00%	09/30/2024 to 02/15/2054	9,876,029
CVA—Certification Van Aandelen (Dutch Cert.)

Industry Allocation*
REITS	84.8%
Real Estate	10.2
Short-Term Investments	2.7
Healthcare-Services	1.1
Engineering & Construction	1.1
Private Equity	0.6
Telecommunications	0.5
101.0%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$10,597,272	$—	$—	$10,597,272
Mexico	618,090	—	—	618,090
United States	199,318,450	—	—	199,318,450
Other Countries	—	92,066,157	—	92,066,157
Short-Term Investments:
Sovereign	—	1,428,189	—	1,428,189
Other Short-Term Investments	6,778,538	—	—	6,778,538
Total Investments at Value	$217,312,350	$93,494,346	$—	$310,806,696
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 60.9%
Australia — 0.9%
Aristocrat Leisure, Ltd.	5,342	$ 198,607
BHP Group, Ltd. (ASX)#	24,964	691,884
Brambles, Ltd.	14,236	176,204
Cochlear, Ltd.	813	165,942
Fortescue, Ltd.	32,036	394,793
Goodman Group#	18,821	428,041
		2,055,471
Austria — 0.1%
Erste Group Bank AG	3,504	193,002
Belgium — 0.2%
Ageas SA	2,913	150,411
KBC Group NV	1,766	137,592
UCB SA#	956	173,537
		461,540
Bermuda — 0.3%
Arch Capital Group, Ltd.†	4,462	504,608
Everest Group, Ltd.	351	137,676
		642,284
Brazil — 1.0%
AMBEV SA	46,800	106,787
B3 SA - Brasil Bolsa Balcao	71,200	160,189
Banco do Brasil SA	28,300	141,200
Itau Unibanco Holding SA (Preference Shares)	19,800	128,933
Itausa SA (Preference Shares)	64,723	125,864
Petroleo Brasileiro SA	66,700	508,184
Petroleo Brasileiro SA (Preference Shares)	84,600	590,975
Vale SA	35,400	374,228
		2,136,360
Canada — 1.6%
ARC Resources, Ltd.	8,700	161,005
Barrick Gold Corp.	7,500	151,430
Canadian National Railway Co.	1,300	153,176
CGI, Inc.†	1,300	146,462
Constellation Software, Inc.	100	326,545
Dollarama, Inc.	5,000	506,437
Fairfax Financial Holdings, Ltd.	400	482,903
George Weston, Ltd.	900	146,381
Great-West Lifeco, Inc.#	4,300	141,350
Imperial Oil, Ltd.#	2,400	180,759
Kinross Gold Corp.#	14,300	129,243
Loblaw Cos., Ltd.	1,300	169,661
Manulife Financial Corp.	6,500	179,472
Open Text Corp.#	4,100	130,455
Power Corp. of Canada	5,600	171,908
Suncor Energy, Inc.#	3,700	150,070
TFI International, Inc.#	1,000	147,998
TMX Group, Ltd.#	5,500	175,450
		3,650,705
Cayman Islands — 1.0%
Alibaba Group Holding, Ltd.	14,400	150,591
China Resources Land, Ltd.	41,500	117,903
CK Hutchison Holdings, Ltd.	22,000	121,645
JD.com, Inc., Class A	11,550	155,905
Kuaishou Technology*†	40,800	209,635
NetEase, Inc.	33,300	537,287
Security Description	Shares or Principal Amount	Value

Cayman Islands (continued)
PDD Holdings, Inc. ADR†	7,300	$ 701,603
Tencent Music Entertainment Group ADR#	15,400	160,776
		2,155,345
China — 1.1%
Agricultural Bank of China, Ltd.	354,000	156,311
Bank of China, Ltd.	361,000	164,146
China Construction Bank Corp.	1,691,000	1,193,593
China Merchants Bank Co., Ltd.	29,500	121,896
Industrial & Commercial Bank of China, Ltd.	262,000	150,506
Kweichow Moutai Co., Ltd., Class A	500	101,680
Nongfu Spring Co., Ltd.*#	39,800	144,513
PetroChina Co., Ltd.	372,000	338,474
Ping An Insurance Group Co. of China, Ltd.	24,500	116,635
		2,487,754
Denmark — 1.0%
Novo Nordisk A/S, Class B	13,578	1,890,569
Pandora A/S	1,668	292,905
		2,183,474
Finland — 0.2%
Kone Oyj, Class B	2,743	148,224
Nokia Oyj	37,477	166,712
Wartsila OYJ Abp	8,961	198,511
		513,447
France — 1.3%
Air Liquide SA	864	161,229
BNP Paribas SA	1,844	127,646
Capgemini SE	734	153,140
Carrefour SA	8,260	133,172
Cie de Saint-Gobain SA	2,023	176,989
Cie Generale des Etablissements Michelin SCA	3,809	149,594
Credit Agricole SA	10,576	165,572
Engie SA	12,612	222,146
EssilorLuxottica SA	671	158,961
Hermes International SCA	65	155,935
L'Oreal SA	289	126,764
Orange SA	10,362	118,003
Publicis Groupe SA	1,281	140,851
Renault SA	2,619	124,409
Safran SA	787	172,312
Sanofi SA	1,197	133,892
Schneider Electric SE	730	185,501
Societe Generale SA	4,780	115,548
TotalEnergies SE	1,973	136,203
		2,857,867
Germany — 1.1%
Allianz SE	563	174,424
Beiersdorf AG	906	131,122
Commerzbank AG	8,153	120,692
Daimler Truck Holding AG	3,549	136,046
Deutsche Bank AG	11,579	188,282
Deutsche Boerse AG	658	147,638
Deutsche Post AG	2,980	129,464
Deutsche Telekom AG	5,854	166,209
E.ON SE	41,604	589,420
Hannover Rueck SE	604	171,258
Heidelberg Materials AG	2,675	283,045

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG	351	$ 189,858
Volkswagen AG (Preference Shares)	1,297	137,876
		2,565,334
Hong Kong — 0.2%
CLP Holdings, Ltd.	16,000	143,247
Lenovo Group, Ltd.	100,000	122,577
Sun Hung Kai Properties, Ltd.	14,000	136,714
		402,538
Hungary — 0.1%
OTP Bank Nyrt	4,121	212,164
India — 1.3%
Asian Paints, Ltd.	3,282	122,684
Bharti Airtel, Ltd.	8,644	163,626
Cipla, Ltd.	8,275	163,401
Coal India, Ltd.	25,986	162,997
Dr Reddy's Laboratories, Ltd.	1,898	158,171
HCL Technologies, Ltd.	7,836	163,934
Hindalco Industries, Ltd.	17,150	143,665
Nestle India, Ltd.	4,456	133,167
Oil & Natural Gas Corp., Ltd.	56,812	224,665
Power Grid Corp. of India, Ltd.	85,237	344,251
Shriram Finance, Ltd.	5,980	229,475
Sun Pharmaceutical Industries, Ltd.	7,264	158,151
Tata Consultancy Services, Ltd.	4,573	249,284
Tata Motors, Ltd.	11,915	158,106
Trent, Ltd.	2,202	188,853
Varun Beverages, Ltd.	10,121	181,734
		2,946,164
Ireland — 0.4%
CRH PLC	2,808	250,239
CRH PLC	1,600	145,232
Eaton Corp. PLC	1,300	399,009
Linde PLC	300	143,475
		937,955
Israel — 0.1%
Check Point Software Technologies, Ltd.†	1,589	305,882
Italy — 1.1%
Banco BPM SpA#	22,762	155,203
Enel SpA	19,638	149,380
Generali#	5,412	149,278
Intesa Sanpaolo SpA	49,482	206,759
Leonardo SpA	5,511	141,163
Mediobanca Banca di Credito Finanziario SpA#	9,802	166,225
Prysmian SpA	4,735	333,010
UniCredit SpA	26,233	1,090,117
		2,391,135
Japan — 4.0%
Asahi Group Holdings, Ltd.	3,300	122,930
Asahi Kasei Corp.	19,400	137,689
Asics Corp.	8,300	165,213
Canon, Inc.#	4,600	158,813
Central Japan Railway Co.	8,300	192,807
Chubu Electric Power Co., Inc.	12,100	151,168
Chugai Pharmaceutical Co., Ltd.	3,500	177,553
Daiwa House Industry Co., Ltd.	5,100	157,395
Daiwa Securities Group, Inc.#	19,300	144,199
Disco Corp.	700	207,290
Security Description	Shares or Principal Amount	Value

Japan (continued)
ENEOS Holdings, Inc.	43,800	$ 238,477
Hitachi, Ltd.	6,200	152,113
Hoya Corp.	1,300	185,021
Inpex Corp.	8,900	133,413
Japan Exchange Group, Inc.	7,000	162,731
Japan Tobacco, Inc.	4,800	139,140
Kansai Electric Power Co., Inc.	13,700	243,606
Kao Corp.	3,100	139,279
Kirin Holdings Co., Ltd.	8,000	120,943
Konami Group Corp.	1,700	152,828
Marubeni Corp.	8,100	139,589
Mitsubishi Corp.	6,600	137,415
Mitsubishi Electric Corp.	12,600	210,435
Mitsubishi Heavy Industries, Ltd.	15,100	203,516
Mitsui & Co., Ltd.	6,000	130,328
Mitsui OSK Lines, Ltd.#	5,400	195,087
MS&AD Insurance Group Holdings, Inc.	22,300	512,823
NEC Corp.	4,400	391,586
Nintendo Co., Ltd.	2,900	159,211
Nippon Steel Corp.#	6,600	150,232
Nitto Denko Corp.	2,700	226,434
Nomura Holdings, Inc.	55,000	323,621
Osaka Gas Co., Ltd.	7,400	182,488
Otsuka Holdings Co., Ltd.	3,400	199,883
Pan Pacific International Holdings Corp.	6,700	171,061
Panasonic Holdings Corp.	14,500	122,094
Recruit Holdings Co., Ltd.	2,400	149,876
Renesas Electronics Corp.	12,200	212,734
Shin-Etsu Chemical Co., Ltd.	10,900	483,174
Shionogi & Co., Ltd.	2,800	130,929
SoftBank Corp.	10,300	144,081
Sompo Holdings, Inc.	6,400	151,609
Subaru Corp.	12,400	236,483
Sumitomo Corp.	6,800	159,669
TDK Corp.	2,300	157,168
Tokyo Gas Co., Ltd.#	7,100	177,705
Toyota Tsusho Corp.	6,600	127,140
		8,868,979
Liberia — 0.1%
Royal Caribbean Cruises, Ltd.†	1,122	184,704
Malaysia — 0.1%
Malayan Banking Bhd	73,900	184,438
Tenaga Nasional Bhd	47,600	161,331
		345,769
Mexico — 0.1%
Fomento Economico Mexicano SAB de CV	14,400	148,071
Netherlands — 1.1%
AerCap Holdings NV	1,450	141,259
EXOR NV	2,007	223,548
ING Groep NV	7,443	135,080
Koninklijke Ahold Delhaize NV#	13,142	451,434
Koninklijke KPN NV	36,296	148,185
LyondellBasell Industries NV, Class A	990	97,713
NN Group NV	2,787	136,560
NXP Semiconductors NV	583	149,458
Stellantis NV#	14,010	235,426
STMicroelectronics NV	2,965	95,140
Universal Music Group NV#	5,904	154,338
Wolters Kluwer NV	2,736	466,703
		2,434,844

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway — 0.2%
Aker BP ASA	5,825	$ 140,248
Kongsberg Gruppen ASA	1,398	148,011
Mowi ASA	9,328	162,523
		450,782
Poland — 0.1%
Orlen SA	10,866	180,752
Russia — 0.0%
MMC Norilsk Nickel PJSC(1)(2)	56,300	0
Saudi Arabia — 0.1%
Saudi Telecom Co.	12,113	138,820
Singapore — 0.1%
CapitaLand Integrated Commercial Trust	115,900	188,631
DBS Group Holdings, Ltd.	5,300	147,871
		336,502
South Africa — 0.1%
FirstRand, Ltd.	34,869	168,444
Gold Fields, Ltd.	8,517	117,708
		286,152
South Korea — 0.9%
Hana Financial Group, Inc.	5,728	267,371
Hyundai Mobis Co., Ltd.	1,196	195,209
KB Financial Group, Inc.	2,491	160,796
Kia Corp.	4,927	392,729
Samsung C&T Corp.	1,368	151,724
Samsung Electronics Co., Ltd. (Preference Shares)	3,039	137,036
Shinhan Financial Group Co., Ltd.	7,939	336,179
SK Hynix, Inc.	2,898	379,140
		2,020,184
Spain — 0.7%
Aena SME SA*	869	176,010
Banco Bilbao Vizcaya Argentaria SA	28,908	306,986
CaixaBank SA#	22,924	138,550
Iberdrola SA	10,822	153,620
Industria de Diseno Textil SA	11,191	607,594
Repsol SA	21,553	297,747
		1,680,507
SupraNational — 0.1%
Unibail-Rodamco-Westfield	1,757	140,782
Sweden — 0.6%
Atlas Copco AB, Class B	10,407	166,646
Investor AB, Class A	23,597	699,644
Investor AB, Class B	6,500	193,684
Swedbank AB, Class A	7,188	154,095
Volvo AB, Class B	6,371	169,295
		1,383,364
Switzerland — 1.5%
ABB, Ltd.	3,153	180,719
Alcon, Inc.	1,622	157,285
Bunge Global SA	1,485	150,549
Coca-Cola HBC AG	4,092	152,189
Geberit AG	218	138,969
Givaudan SA	29	148,727
Holcim AG	1,706	164,293
Novartis AG	6,437	778,698
Partners Group Holding AG#	109	156,857
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
Roche Holding AG	750	$ 253,453
Roche Holding AG (BR)#	418	151,875
Schindler Holding AG (Participation Certificate)	578	160,506
SGS SA#	1,197	133,356
Sonova Holding AG	462	160,936
TE Connectivity, Ltd.	701	107,673
VAT Group AG*#	326	168,031
Zurich Insurance Group AG	281	162,645
		3,326,761
Taiwan — 1.5%
ASE Technology Holding Co., Ltd.	61,000	296,423
Asustek Computer, Inc.	10,000	168,660
Cathay Financial Holding Co., Ltd.	67,000	133,823
Hon Hai Precision Industry Co., Ltd.	213,000	1,246,619
MediaTek, Inc.	10,000	393,260
Novatek Microelectronics Corp.	12,000	204,520
Realtek Semiconductor Corp.	9,000	151,518
Taiwan Semiconductor Manufacturing Co., Ltd.	8,000	238,874
Uni-President Enterprises Corp.	53,000	136,761
United Microelectronics Corp.	84,000	146,232
Wistron Corp.	43,000	137,752
Yuanta Financial Holding Co., Ltd.	162,180	162,480
		3,416,922
Thailand — 0.1%
Bangkok Dusit Medical Services PCL	191,400	156,913
Turkey — 0.1%
BIM Birlesik Magazalar AS	8,274	131,450
United Arab Emirates — 0.2%
Emaar Properties PJSC	115,132	264,760
Emirates NBD Bank PJSC	24,165	129,643
		394,403
United Kingdom — 2.6%
3i Group PLC	16,954	711,311
Associated British Foods PLC	6,702	219,985
Auto Trader Group PLC*	16,127	181,212
BAE Systems PLC	50,061	896,937
Barclays PLC	62,992	190,727
BP PLC	20,717	117,367
BT Group PLC#	127,713	234,315
Centrica PLC	109,550	186,481
Coca-Cola Europacific Partners PLC	2,319	186,656
GSK PLC	7,276	159,615
HSBC Holdings PLC	15,337	134,427
Imperial Brands PLC	10,483	301,257
InterContinental Hotels Group PLC	1,574	156,931
Mondi PLC	7,264	140,566
NatWest Group PLC	43,950	199,790
Next PLC	2,378	318,531
RELX PLC	4,144	193,011
Rolls-Royce Holdings PLC†	44,386	290,618
Royalty Pharma PLC, Class A	5,136	149,098
Sage Group PLC#	12,615	168,071
Standard Chartered PLC	15,261	157,144
Tesco PLC	35,451	165,352
Unilever PLC	2,449	158,366
Vodafone Group PLC	134,231	131,573
		5,749,341
United States — 33.6%
A.O. Smith Corp.	1,929	161,496

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Abbott Laboratories	1,092	$ 123,691
AbbVie, Inc.	2,511	492,934
Adobe, Inc.†	283	162,558
Aflac, Inc.	1,684	185,846
Agilent Technologies, Inc.	1,008	144,063
Akamai Technologies, Inc.†	1,085	110,496
Alphabet, Inc., Class A	15,717	2,567,844
Alphabet, Inc., Class C	9,221	1,522,479
Altria Group, Inc.	2,529	135,984
Amazon.com, Inc.†	11,840	2,113,440
American Express Co.	783	202,523
American Tower Corp.	719	161,099
Ameriprise Financial, Inc.	544	244,495
Amgen, Inc.	450	150,224
Amphenol Corp., Class A	2,980	201,001
APA Corp.	3,510	100,000
Apple, Inc.	21,975	5,032,275
Applied Materials, Inc.	4,678	922,782
AppLovin Corp., Class A†	2,850	264,680
Archer-Daniels-Midland Co.	1,684	102,707
Arista Networks, Inc.†	403	142,412
AT&T, Inc.	7,738	153,986
Automatic Data Processing, Inc.	553	152,578
AutoZone, Inc.†	44	139,985
AvalonBay Communities, Inc.	725	163,654
Baker Hughes Co.	4,164	146,448
Bank of New York Mellon Corp.	2,660	181,465
Berkshire Hathaway, Inc., Class B†	380	180,850
Best Buy Co., Inc.	1,683	168,973
Booking Holdings, Inc.	288	1,125,858
Boston Scientific Corp.†	3,812	311,784
Broadridge Financial Solutions, Inc.	658	140,062
Builders FirstSource, Inc.†	801	139,374
Cadence Design Systems, Inc.†	4,386	1,179,527
Campbell Soup Co.	2,939	146,127
Cardinal Health, Inc.	1,413	159,273
Carlisle Cos., Inc.	398	168,672
Caterpillar, Inc.	442	157,396
Cboe Global Markets, Inc.	741	152,201
Cencora, Inc.	617	147,815
Centene Corp.†	9,561	753,694
CF Industries Holdings, Inc.	3,606	299,623
Charles River Laboratories International, Inc.†	605	119,639
Chipotle Mexican Grill, Inc.†	11,646	653,108
Cigna Group	419	151,598
Cintas Corp.	269	216,577
Cisco Systems, Inc.	3,585	181,186
Cognizant Technology Solutions Corp., Class A	2,147	166,972
Colgate-Palmolive Co.	13,479	1,435,514
Comcast Corp., Class A	3,700	146,409
Constellation Brands, Inc., Class A	527	126,854
Copart, Inc.†	2,850	150,936
Corpay, Inc.†	515	162,508
Crowdstrike Holdings, Inc., Class A†	431	119,508
CSX Corp.	3,497	119,842
CVS Health Corp.	2,362	135,201
D.R. Horton, Inc.	778	146,855
Danaher Corp.	559	150,544
DaVita, Inc.†	920	138,846
Deckers Outdoor Corp.†	488	468,134
Dell Technologies, Inc., Class C	880	101,675
Devon Energy Corp.	2,941	131,698
Security Description	Shares or Principal Amount	Value

United States (continued)
Dick's Sporting Goods, Inc.	668	$ 158,289
DocuSign, Inc.†	3,747	221,860
Domino's Pizza, Inc.	325	134,618
Eastman Chemical Co.	1,416	144,956
eBay, Inc.	2,833	167,430
Edwards Lifesciences Corp.†	1,634	114,315
Electronic Arts, Inc.	1,028	156,071
Elevance Health, Inc.	280	155,929
Eli Lilly & Co.	836	802,577
EMCOR Group, Inc.	816	320,737
Emerson Electric Co.	1,261	132,897
EOG Resources, Inc.	922	118,772
Equinix, Inc.	163	136,001
Equitable Holdings, Inc.	3,899	165,786
Equity LifeStyle Properties, Inc.	1,741	126,588
Erie Indemnity Co., Class A	396	201,259
Expedia Group, Inc.†	1,015	141,176
Expeditors International of Washington, Inc.	1,191	146,981
F5, Inc.†	786	159,676
FactSet Research Systems, Inc.	267	112,898
Fair Isaac Corp.†	442	764,779
FedEx Corp.	527	157,452
Fortinet, Inc.†	1,765	135,393
Fox Corp., Class A	3,855	159,481
Gaming & Leisure Properties, Inc.	2,586	134,524
Gartner, Inc.†	286	140,701
Gen Digital, Inc.	5,716	151,245
General Electric Co.	846	147,729
General Motors Co.	20,011	996,148
Gilead Sciences, Inc.	2,074	163,846
GoDaddy, Inc., Class A†	821	137,444
Hartford Financial Services Group, Inc.	1,662	192,958
HCA Healthcare, Inc.	446	176,433
Hewlett Packard Enterprise Co.	7,293	141,265
Hologic, Inc.†	1,588	129,009
Home Depot, Inc.	363	133,766
Howmet Aerospace, Inc.	2,438	235,657
Hubbell, Inc.	381	152,370
Huntington Ingalls Industries, Inc.	507	143,364
IDEXX Laboratories, Inc.†	865	416,350
Illinois Tool Works, Inc.	572	144,819
International Business Machines Corp.	669	135,225
Intuit, Inc.	207	130,464
Iron Mountain, Inc.	2,186	247,586
Jabil, Inc.	1,333	145,670
Johnson & Johnson	791	131,195
Kellanova	2,242	180,728
Keurig Dr Pepper, Inc.	4,117	150,723
Kimberly-Clark Corp.	909	131,496
KLA Corp.	1,618	1,325,838
Kraft Heinz Co.	3,863	136,866
Kroger Co.	12,390	659,272
Lam Research Corp.	149	122,331
Leidos Holdings, Inc.	956	151,536
Lennox International, Inc.	559	329,916
LKQ Corp.	3,053	126,974
Lowe's Cos., Inc.	606	150,591
LPL Financial Holdings, Inc.	1,295	290,520
Lululemon Athletica, Inc.†	405	105,085
Manhattan Associates, Inc.†	1,155	305,417
Marathon Petroleum Corp.	866	153,386
MarketAxess Holdings, Inc.	546	132,345
Marsh & McLennan Cos., Inc.	716	162,897

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Masco Corp.	4,056	$ 322,695
Mastercard, Inc., Class A	3,191	1,542,338
MercadoLibre, Inc.†	79	162,871
Merck & Co., Inc.	1,202	142,377
Meta Platforms, Inc., Class A	5,920	3,086,155
Mettler-Toledo International, Inc.†	369	531,021
Microsoft Corp.	10,442	4,355,776
Mid-America Apartment Communities, Inc.	929	150,842
Molina Healthcare, Inc.†	404	141,315
Molson Coors Beverage Co., Class B	2,313	124,833
Monster Beverage Corp.†	2,221	104,676
Moody's Corp.	336	163,881
Netflix, Inc.†	272	190,767
Neurocrine Biosciences, Inc.†	1,017	129,220
NIKE, Inc., Class B	1,840	153,309
NRG Energy, Inc.	3,491	296,770
Nucor Corp.	910	138,238
NVIDIA Corp.	50,616	6,042,032
NVR, Inc.†	16	146,759
Old Dominion Freight Line, Inc.	807	155,590
Omnicom Group, Inc.	1,658	166,513
ON Semiconductor Corp.†	1,354	105,436
Oracle Corp.	983	138,888
O'Reilly Automotive, Inc.†	135	152,546
Otis Worldwide Corp.	1,500	142,035
Ovintiv, Inc.	3,027	129,646
Owens Corning	1,486	250,733
PACCAR, Inc.	6,048	581,697
Packaging Corp. of America	882	184,814
Parker-Hannifin Corp.	260	156,052
Paychex, Inc.	1,080	141,696
PepsiCo, Inc.	840	145,219
PPG Industries, Inc.	890	115,460
Procter & Gamble Co.	827	141,864
Progressive Corp.	666	167,965
Public Storage	680	233,730
PulteGroup, Inc.	1,462	192,472
QUALCOMM, Inc.	8,157	1,429,922
Regeneron Pharmaceuticals, Inc.†	1,301	1,541,282
Reliance, Inc.	501	143,612
Republic Services, Inc.	914	190,304
ResMed, Inc.	579	141,867
Rollins, Inc.	3,322	166,698
Ross Stores, Inc.	968	145,791
RPM International, Inc.	1,353	157,286
ServiceNow, Inc.†	180	153,900
Sherwin-Williams Co.	986	364,199
Simon Property Group, Inc.	1,989	332,859
Skyworks Solutions, Inc.	1,177	128,987
Snap-on, Inc.	487	138,181
Solventum Corp.†	2,742	175,790
Steel Dynamics, Inc.	2,132	254,795
Stryker Corp.	432	155,701
Synchrony Financial	7,083	355,992
Synopsys, Inc.†	242	125,738
T. Rowe Price Group, Inc.	3,895	413,026
Target Corp.	1,087	166,985
Texas Pacific Land Corp.	171	148,580
Textron, Inc.	1,764	160,877
TJX Cos., Inc.	1,540	180,596
Tractor Supply Co.	526	140,731
Uber Technologies, Inc.†	1,756	128,416
Security Description	Shares or Principal Amount	Value

United States (continued)
Ulta Beauty, Inc.†	258	$ 91,033
Union Pacific Corp.	579	148,276
United Therapeutics Corp.†	887	322,469
Universal Health Services, Inc., Class B	933	222,026
Valero Energy Corp.	924	135,579
Veeva Systems, Inc., Class A†	710	153,672
VeriSign, Inc.†	667	122,661
Verisk Analytics, Inc.	562	153,325
Verizon Communications, Inc.	3,787	158,221
Vertiv Holdings Co., Class A	3,976	330,127
Viatris, Inc.	13,114	158,417
VICI Properties, Inc.	3,637	121,767
Visa, Inc., Class A	609	168,309
Vistra Corp.	5,570	475,845
Walmart, Inc.	22,140	1,709,872
Waters Corp.†	440	152,394
Welltower, Inc.	1,470	177,400
Williams-Sonoma, Inc.	2,234	300,093
WP Carey, Inc.	2,326	139,607
WW Grainger, Inc.	170	167,436
Yum! Brands, Inc.	1,014	136,809
Zimmer Biomet Holdings, Inc.	910	105,069
Zoom Video Communications, Inc., Class A†	2,221	153,427
		75,091,768
Total Common Stocks (cost $106,181,604)		135,966,191
CORPORATE BONDS & NOTES — 20.0%
Argentina — 0.3%
YPF SA
8.50%, 07/28/2025	$ 320,000	320,342
9.00%, 02/12/2026(3)	447,693	454,287
		774,629
Australia — 0.2%
Mineral Resources, Ltd.
8.13%, 05/01/2027*	120,000	121,025
9.25%, 10/01/2028*	255,000	269,393
		390,418
Bermuda — 0.3%
Aircastle, Ltd.
5.25%, 06/15/2026*(4)	470,000	461,776
Geopark, Ltd.
5.50%, 01/17/2027*	348,000	328,588
		790,364
Canada — 1.2%
Air Canada Pass-Through Trust
3.60%, 09/15/2028*	215,415	207,940
Baytex Energy Corp.
8.50%, 04/30/2030*	460,000	490,171
ERO Copper Corp.
6.50%, 02/15/2030*	355,000	347,385
First Quantum Minerals, Ltd.
6.88%, 10/15/2027*	720,000	714,029
Taseko Mines, Ltd.
8.25%, 05/01/2030*	435,000	452,007
Teine Energy, Ltd.
6.88%, 04/15/2029*	440,000	438,047
		2,649,579

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Cayman Islands — 1.4%
GGAM Finance, Ltd.
7.75%, 05/15/2026*		$ 330,000	$ 338,609
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd.
11.00%, 04/15/2029*#		691,250	703,554
Vale Overseas, Ltd.
6.40%, 06/28/2054		270,000	275,637
Weibo Corp.
3.38%, 07/08/2030#		1,603,000	1,436,012
XP, Inc.
6.75%, 07/02/2029*		410,000	420,936
			3,174,748
Chile — 0.1%
Corp. Nacional del Cobre de Chile
6.44%, 01/26/2036*		200,000	214,605
Colombia — 0.1%
Ecopetrol SA
8.88%, 01/13/2033		200,000	212,082
France — 0.3%
Societe Generale SA
7.13%, 01/19/2055*		605,000	611,813
Israel — 0.4%
Energean Israel Finance, Ltd.
8.50%, 09/30/2033*		410,000	394,694
Leviathan Bond, Ltd.
6.13%, 06/30/2025*		510,000	501,547
			896,241
Luxembourg — 0.2%
CSN Resources SA
8.88%, 12/05/2030*#		400,000	400,706
Mexico — 1.1%
Banco Mercantil del Norte SA
5.88%, 01/24/2027*(4)		200,000	196,053
Braskem Idesa SAPI
7.45%, 11/15/2029*		230,000	193,244
Petroleos Mexicanos
5.35%, 02/12/2028		2,397,000	2,191,956
			2,581,253
Netherlands — 0.4%
Braskem Netherlands Finance BV
8.50%, 01/12/2031*		410,000	427,928
Yinson Boronia Production BV
8.95%, 07/31/2042*		380,000	398,269
			826,197
Panama — 0.6%
AES Panama Generation Holdings SRL
4.38%, 05/31/2030		1,519,116	1,359,548
Switzerland — 0.4%
UBS Group AG
6.54%, 08/12/2033*		850,000	921,913
United Kingdom — 0.4%
Anglian Water Osprey Financing PLC
2.00%, 07/31/2028	GBP	270,000	276,124
4.00%, 03/08/2026	GBP	479,000	592,806
			868,930
Security Description	Shares or Principal Amount	Value

United States — 12.6%
Aethon United BR LP/Aethon United Finance Corp.
8.25%, 02/15/2026*	$ 220,000	$ 223,043
Affinity Interactive
6.88%, 12/15/2027*	760,000	651,476
Air Lease Corp.
4.13%, 12/15/2026(4)	348,000	317,419
5.20%, 07/15/2031	220,000	221,642
Allegiant Travel Co.
7.25%, 08/15/2027*#	430,000	408,239
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028*	80,000	85,111
Antares Holdings LP
2.75%, 01/15/2027*	1,547,000	1,436,820
Ares Capital Corp.
2.88%, 06/15/2028	980,000	895,219
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/2026	607,000	583,558
Bank of America Corp.
6.25%, 09/05/2024(4)	130,000	129,826
6.50%, 10/23/2024#(4)	130,000	129,917
Blackstone Secured Lending Fund
2.85%, 09/30/2028	983,000	890,306
Blue Owl Capital Corp
2.63%, 01/15/2027	1,095,000	1,028,445
Blue Owl Finance LLC
3.13%, 06/10/2031*	1,027,000	890,938
Blue Owl Technology Finance Corp
4.75%, 12/15/2025*	1,270,000	1,245,048
Boost Newco Borrower LLC
7.50%, 01/15/2031*	290,000	309,212
Charles Schwab Corp.
4.00%, 06/01/2026(4)	1,140,000	1,072,373
Civitas Resources, Inc.
8.38%, 07/01/2028*	340,000	358,450
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.
7.00%, 06/15/2027*	285,000	288,304
Consolidated Communications, Inc.
5.00%, 10/01/2028*	389,000	339,585
Credit Acceptance Corp.
9.25%, 12/15/2028*	520,000	558,991
DISH Network Corp.
11.75%, 11/15/2027*	830,000	843,915
Enact Holdings, Inc.
6.25%, 05/28/2029	610,000	629,051
Energy Transfer LP
5.60%, 09/01/2034	540,000	555,838
Enova International, Inc.
9.13%, 08/01/2029*	220,000	223,345
Freedom Mortgage Holdings LLC
9.25%, 02/01/2029*	460,000	471,204
Golub Capital BDC, Inc.
2.50%, 08/24/2026	934,000	879,410
Hercules Capital, Inc.
2.63%, 09/16/2026	484,000	454,964
IRB Holding Corp.
7.00%, 06/15/2025*	150,000	149,897
Liberty Interactive LLC
8.25%, 02/01/2030	449,000	225,543
Main Street Capital Corp.
3.00%, 07/14/2026	680,000	648,210
MasTec, Inc.
4.50%, 08/15/2028*	303,000	294,884

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Mativ Holdings, Inc.
6.88%, 10/01/2026*	$ 465,000	$ 463,020
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd.
6.50%, 06/20/2027*	718,200	724,865
New Fortress Energy, Inc.
6.50%, 09/30/2026*#	655,000	566,985
6.75%, 09/15/2025*	1,565,000	1,526,091
8.75%, 03/15/2029*#	180,000	150,855
Nexstar Media, Inc.
4.75%, 11/01/2028*#	260,000	242,925
NMI Holdings, Inc.
6.00%, 08/15/2029	400,000	409,456
Plains All American Pipeline LP/PAA Finance Corp.
5.70%, 09/15/2034	400,000	409,106
PNC Financial Services Group, Inc.
5.00%, 11/01/2026(4)	180,000	176,593
Regal Rexnord Corp.
6.30%, 02/15/2030	110,000	116,166
6.40%, 04/15/2033	110,000	116,734
Synchrony Bank
5.63%, 08/23/2027	380,000	385,390
Synchrony Financial
4.88%, 06/13/2025	310,000	308,671
7.25%, 02/02/2033	270,000	278,383
Tapestry, Inc.
7.35%, 11/27/2028	460,000	482,507
7.70%, 11/27/2030	660,000	702,771
Tyson Foods, Inc.
5.70%, 03/15/2034	320,000	332,924
Uber Technologies, Inc.
8.00%, 11/01/2026*	340,000	341,154
Vector Group, Ltd.
5.75%, 02/01/2029*	410,000	415,637
Venture Global LNG, Inc.
8.13%, 06/01/2028*	670,000	701,659
Viasat, Inc.
5.63%, 04/15/2027*	470,000	446,034
VICI Properties LP / VICI Note Co., Inc.
4.63%, 06/15/2025*	80,000	79,293
Vistra Corp.
7.00%, 12/15/2026*(4)	220,000	222,358
8.00%, 10/15/2026*(4)	185,000	191,314
Walgreens Boots Alliance, Inc.
8.13%, 08/15/2029	400,000	400,690
World Acceptance Corp.
7.00%, 11/01/2026*	490,000	475,113
		28,106,877
Total Corporate Bonds & Notes (cost $45,436,509)		44,779,903
LOANS(5)(6)(7) — 0.4%
United States — 0.4%
Sabre GLBL, Inc. BTL-B FRS
10.44%, (SOFR+5.00%), 06/30/2028 (cost $897,633)	970,392	912,977
ASSET BACKED SECURITIES — 2.6%
Cayman Islands — 1.6%
Ares LXV CLO, Ltd. FRS
Series 2022-65A, Class C 7.73%, (TSFR3M+2.45%), 07/25/2034*	420,000	420,798
Security Description	Shares or Principal Amount	Value

Cayman Islands (continued)
BlueMountain CLO XXVIII, Ltd. FRS
Series 2021-28A, Class D 8.46%, (TSFR3M+3.16%), 04/15/2034*	$ 250,000	$ 243,740
Dryden 60 CLO, Ltd. FRS
Series 2018-60A, Class D 8.56%, (TSFR3M+3.26%), 07/15/2031*	840,000	840,032
Magnetite XII, Ltd. FRS
Series 2015-12A, Class DR 8.56%, (TSFR3M+3.26%), 10/15/2031*	800,000	801,655
Neuberger Berman Loan Advisers CLO 26, Ltd. FRS
Series 2017-26A, Class D 8.19%, (TSFR3M+2.91%), 10/18/2030*	800,000	800,919
Neuberger Berman Loan Advisers CLO 34, Ltd. FRS
Series 2019-34A, Class CR 7.38%, (TSFR3M+2.10%), 01/20/2035*	490,000	490,401
		3,597,545
Jersey — 0.5%
Allegro CLO XV, Ltd. FRS
Series 2022-1A, Class D 8.93%, (TSFR3M+3.65%), 07/20/2035*	420,000	420,161
GoldenTree Loan Management US, Ltd. FRS
Series 2024-20A, Class C 7.53%, (TSFR3M+2.20%), 07/20/2037*	730,000	736,768
		1,156,929
United States — 0.5%
Frontier Issuer LLC
Series 2024-1, Class A2 6.19%, 06/20/2054*	170,000	174,346
Subway Funding LLC
Series 2024-1A, Class A2II 6.27%, 07/30/2054*	915,000	948,287
		1,122,633
Total Asset Backed Securities (cost $5,873,249)		5,877,107
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.6%
United States — 3.6%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-DNA1, Class M2B 7.26%, (SOFR30A+1.91%), 07/25/2030	2,036,275	2,060,732
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA2, Class M1B 7.75%, (SOFR30A+2.40%), 02/25/2042*	290,000	296,971
Series 2023-HQA2, Class M1B 8.70%, (SOFR30A+3.35%), 06/25/2043*	1,180,000	1,242,947
Series 2022-HQA3, Class M1B 8.90%, (SOFR30A+3.55%), 08/25/2042*	820,000	866,099
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2024-R01, Class 1M2 7.15%, (SOFR30A+1.80%), 01/25/2044*	710,000	714,438
Series 2023-R07, Class 2M2 8.60%, (SOFR30A+3.25%), 09/25/2043*	330,000	343,200
Series 2023-R02, Class 1M2 8.70%, (SOFR30A+3.35%), 01/25/2043*	1,080,000	1,137,958

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
Series 2022-R06, Class 1M2 9.20%, (SOFR30A+3.85%), 05/25/2042*		$ 860,000	$ 914,825
Series 2023-R03, Class 2M2 9.25%, (SOFR30A+3.90%), 04/25/2043*		420,000	449,035
Total Collateralized Mortgage Obligations (cost $8,020,155)			8,026,205
FOREIGN GOVERNMENT OBLIGATIONS — 4.7%
Colombia — 0.3%
Republic of Colombia
7.00%, 03/26/2031	COP	3,580,000,000	747,042
Mexico — 1.5%
United Mexican States
7.50%, 05/26/2033	MXN	52,300,000	2,310,290
8.00%, 07/31/2053	MXN	23,500,000	959,390
			3,269,680
Panama — 0.8%
Republic of Panama
3.87%, 07/23/2060		1,340,000	813,544
4.50%, 01/19/2063		1,415,000	961,877
			1,775,421
Spain — 1.1%
Kingdom of Spain
1.90%, 10/31/2052*	EUR	3,270,000	2,484,802
United Kingdom — 1.0%
United Kingdom Gilt Treasury
3.75%, 10/22/2053	GBP	1,860,000	2,141,547
Total Foreign Government Obligations (cost $10,626,648)			10,418,492
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(1) (cost $0)		100	0
Total Long-Term Investment Securities (cost $177,035,798)			205,980,875
SHORT-TERM INVESTMENTS — 9.1%
Sovereign — 2.4%
Canadian Treasury Bill 4.13%, 11/21/2024	CAD	2,563,000	1,883,971
Egypt Treasury Bills 22.69%, 10/22/2024	EGP	36,400,000	719,966
Egypt Treasury Bills 23.50%, 12/17/2024	EGP	70,025,000	1,328,543
Egypt Treasury Bills 23.92%, 03/11/2025	EGP	76,650,000	1,372,923
			5,305,403
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies — 6.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24%(8)	10,443,911	$ 10,443,911
State Street Navigator Securities Lending Government Money Market Portfolio 5.29%(8)(9)	4,543,722	4,543,722
		14,987,633
Total Short-Term Investments (cost $20,306,853)		20,293,036
TOTAL INVESTMENTS (cost $197,342,651)	101.3%	226,273,911
Other assets less liabilities	(1.3)	(2,911,810)
NET ASSETS	100.0%	$223,362,101
#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Global Strategy Fund has no right to demand registration of these securities. At August 31, 2024, the aggregate value of these securities was $40,086,780 representing 17.9% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2024, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
MMC Norilsk Nickel PJSC
Series E	01/30/2020	2,800	$9,349
Series E	04/24/2020	45,700	123,804
Series E	12/11/2020	7,800	25,736
		56,300	158,889	$0	$0.00	0.0%
(3)	"Step-down" security where the rate decreases ("steps-down") at a predetermined rate. The rate reflected is as of August 31, 2024.
(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(6)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(7)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

(8)	The rate shown is the 7-day yield as of August 31, 2024.
(9)	At August 31, 2024, the Fund had loaned securities with a total value of $8,532,440. This was secured by collateral of $4,543,722, which was received in cash and subsequently invested in short-term investments currently valued at $4,543,722 as reported in the Portfolio of Investments. Additional collateral of $4,337,728 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2024
Federal Home Loan Bank	0.55% to 0.80%	09/26/2024 to 03/04/2026	$12,920
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	971
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	5,325
Government National Mtg. Assoc.	2.30% to 6.00%	05/20/2046 to 03/20/2064	183,264
United States Treasury Bills	0.00%	09/10/2024 to 02/13/2025	220,489
United States Treasury Notes/Bonds	0.00% to 6.63%	09/30/2024 to 05/15/2054	3,914,759
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR3M—Term Secured Overnight Financing Rate 3 Month
CAD—Canadian Dollar
COP—Columbian Peso
EGP—Egyptian Pound
EUR—Euro Currency
GBP—British Pound
MXN—Mexican Peso
The rates shown on FRS and/or VRS are the current interest rates at August 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
JPMorgan Chase Bank, N.A.	Republic of Panama	149.40	490,000	USD	490,000	1.000%	Quarterly	Dec 2028	$(11,631)	$2,157	$(9,474)
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
26	Long	Long Gilt	December 2024	$3,367,956	$3,370,188	$2,232
						Unrealized (Depreciation)
46	Long	U.S. Treasury 10 Year Notes	December 2024	$ 5,249,827	$ 5,223,875	$ (25,952)
91	Long	U.S. Treasury Ultra 10 Year Notes	December 2024	10,760,687	10,686,812	(73,875)
10	Short	S&P 500 E-Mini Index	September 2024	2,742,024	2,830,500	(88,476)
						$(188,303)
		Net Unrealized Appreciation (Depreciation)				$(186,071)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank, N.A.	GBP	3,070,000	USD	3,926,791	09/10/2024	$ —	$(105,351)
	MXN	107,800,000	USD	5,704,491	10/29/2024	276,905	—

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	2,071,345	GBP	1,610,000	09/10/2024	$ 43,231	$ —
	USD	5,016,573	MXN	94,300,000	10/29/2024	—	(268,694)
						320,136	(374,045)
HSBC Bank PLC	CAD	2,320,000	USD	1,693,127	10/25/2024	—	(31,137)
	EUR	130,000	USD	142,589	11/07/2024	—	(1,541)
	GBP	250,000	USD	318,568	09/10/2024	—	(9,782)
	USD	1,646,173	BRL	9,090,000	10/22/2024	—	(41,952)
						—	(84,412)
JPMorgan Chase Bank, N.A.	COP	5,470,000,000	USD	1,327,380	10/30/2024	29,017	—
	EUR	2,050,000	USD	2,228,176	11/07/2024	—	(44,648)
	JPY	380,000,000	USD	2,543,632	09/13/2024	—	(59,135)
	USD	1,334,070	COP	5,470,000,000	10/30/2024	—	(35,707)
	USD	3,984,304	EUR	3,550,000	11/07/2024	—	(48,439)
	USD	2,451,071	JPY	380,000,000	09/13/2024	151,697	—
						180,714	(187,929)
Unrealized Appreciation (Depreciation)						$500,850	$(646,386)
BRL—Brazilian Real
CAD—Canadian Dollar
COP—Columbian Peso
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
MXN—Mexican Peso
USD—United States Dollar
Industry Allocation*
Short-Term Investments	9.1%
Internet	7.0
Semiconductors	5.5
Diversified Financial Services	4.9
Foreign Government Obligations	4.7
Banks	4.6
Software	4.4
Oil & Gas	4.1
Investment Companies	4.0
Retail	3.7
Collateralized Mortgage Obligations	3.6
Computers	3.4
Pharmaceuticals	3.2
Other Asset Backed Securities	2.6
Insurance	2.6
Electric	2.1
Pipelines	1.8
Chemicals	1.4
Food	1.4
Telecommunications	1.4
Auto Manufacturers	1.3
Mining	1.3
REITS	1.3
Electronics	1.3
Iron/Steel	1.3
Healthcare-Products	1.2
Biotechnology	1.1
Apparel	1.0
Commercial Services	1.0
Building Materials	0.9
Cosmetics/Personal Care	0.9
Airlines	0.9

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Industry Allocation*(continued)
Media	0.9%
Healthcare-Services	0.9
Aerospace/Defense	0.8
Transportation	0.8
Beverages	0.7
Private Equity	0.6
Agriculture	0.5
Leisure Time	0.5
Diversified Finan Serv	0.5
Machinery-Construction & Mining	0.5
Entertainment	0.5
Miscellaneous Manufacturing	0.5
Engineering & Construction	0.4
Water	0.4
Home Builders	0.4
Distribution/Wholesale	0.3
Electrical Components & Equipment	0.3
Machinery-Diversified	0.3
Oil & Gas Services	0.3
Hand/Machine Tools	0.3
Real Estate	0.2
Metal Fabricate/Hardware	0.2
Gas	0.2
Auto Parts & Equipment	0.2
Advertising	0.2
Shipbuilding	0.2
Environmental Control	0.1
Packaging & Containers	0.1
Coal	0.1
Toys/Games/Hobbies	0.1
Office/Business Equipment	0.1
Lodging	0.1
Forest Products & Paper	0.1
101.3%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$642,284	$—	$—	$642,284
Brazil	2,136,360	—	—	2,136,360
Canada	3,650,705	—	—	3,650,705
Cayman Islands	862,379	1,292,966	—	2,155,345
Ireland	687,716	250,239	—	937,955
Israel	305,882	—	—	305,882
Liberia	184,704	—	—	184,704
Mexico	148,071	—	—	148,071
Netherlands	388,430	2,046,414	—	2,434,844
Russia	—	—	0	0
Switzerland	258,222	3,068,539	—	3,326,761
United Kingdom	335,754	5,413,587	—	5,749,341
United States	75,091,768	—	—	75,091,768
Other Countries	—	39,202,171	—	39,202,171
Corporate Bonds & Notes	—	44,779,903	—	44,779,903
Loans	—	912,977	—	912,977
Asset Backed Securities	—	5,877,107	—	5,877,107
Collateralized Mortgage Obligations	—	8,026,205	—	8,026,205
Foreign Government Obligations	—	10,418,492	—	10,418,492
Warrants	—	—	0	0

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investments:
Sovereign	$—	$5,305,403	$—	$5,305,403
Other Short-Term Investments	14,987,633	—	—	14,987,633
Total Investments at Value	$99,679,908	$126,594,003	$0	$226,273,911
Other Financial Instruments:†
Swaps	$—	$2,157	$—	$2,157
Futures Contracts	2,232	—	—	2,232
Forward Foreign Currency Contracts	—	500,850	—	500,850
Total Other Financial Instruments	$2,232	$503,007	$—	$505,239
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$188,303	$—	$—	$188,303
Forward Foreign Currency Contracts	—	646,386	—	646,386
Total Other Financial Instruments	$188,303	$646,386	$—	$834,689
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 5.7%
Airlines — 0.5%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	$ 484,390	$ 451,934
3.35%, 04/15/2031	220,812	206,716
		658,650
Banks — 1.7%
BPCE SA
5.13%, 01/18/2028*	1,000,000	1,010,175
Mitsubishi UFJ Financial Group, Inc.
2.76%, 09/13/2026	217,000	209,564
Truist Financial Corp.
4.92%, 07/28/2033	1,000,000	967,019
		2,186,758
Electric — 2.2%
Entergy Louisiana LLC
3.25%, 04/01/2028#	1,000,000	959,208
Fells Point Funding Trust
3.05%, 01/31/2027*	1,000,000	961,226
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/2028	1,000,000	1,012,849
		2,933,283
Pharmaceuticals — 0.1%
CVS Health Corp.
4.30%, 03/25/2028	171,000	168,940
Telecommunications — 1.2%
AT&T, Inc.
1.65%, 02/01/2028	580,000	528,803
T-Mobile USA, Inc.
4.95%, 03/15/2028	1,000,000	1,015,110
		1,543,913
Total Corporate Bonds & Notes (cost $7,684,190)		7,491,544
ASSET BACKED SECURITIES — 2.5%
Other Asset Backed Securities — 2.5%
AMSR Trust
Series 2020-SFR3, Class A 1.36%, 09/17/2037*	568,738	548,157
Series 2021-SFR2, Class A 1.53%, 08/17/2038*	1,000,000	938,728
Series 2021-SFR1, Class A 1.95%, 06/17/2038*	300,000	272,460
FirstKey Homes Trust
Series 2021-SFR1, Class A 1.54%, 08/17/2038*	1,260,211	1,185,712
Hilton Grand Vacations Trust
Series 2022-2A, Class A 4.30%, 01/25/2037*	351,322	346,824
Sofi Professional Loan Program Trust
Series 2018-B, Class A2FX 3.34%, 08/25/2047*	98,729	97,340
Total Asset Backed Securities (cost $3,577,394)		3,389,221
COLLATERALIZED MORTGAGE OBLIGATIONS — 21.5%
Commercial and Residential — 3.3%
BANK
Series 2020-BN26, Class A4 2.40%, 03/15/2063	500,000	441,290
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
BANK VRS
Series 2022-BNK41, Class A4 3.92%, 04/15/2065(1)	$ 500,000	$ 468,849
BBCMS Trust
Series 2015-VFM, Class A1 2.47%, 03/10/2036*	85,312	82,640
Citigroup Commercial Mtg. Trust
Series 2020-GC46, Class A5 2.72%, 02/15/2053	1,250,000	1,125,168
Eleven Madison Mtg. Trust VRS
Series 2015-11MD, Class A 3.67%, 09/10/2035*(1)	398,000	386,073
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	1,100,000	1,046,740
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	1,000,000	850,654
UBS-BAMLL Trust
Series 2012-WRM, Class A 3.66%, 06/10/2030*	6,877	6,461
		4,407,875
U.S. Government Agency — 18.2%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K130, Class A2 1.72%, 06/25/2031	670,000	573,184
Series K145, Class A2 2.58%, 05/25/2032	430,000	382,645
Series KW10, Class A2 2.69%, 09/25/2029	2,000,000	1,856,001
Series K146, Class A2 2.92%, 06/25/2032	705,000	642,405
Series K149, Class A2 3.53%, 08/25/2032	2,000,000	1,897,769
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-150, Class A2 3.71%, 09/25/2032(1)	1,070,000	1,027,249
Federal Home Loan Mtg. Corp. REMIC
Series 4994, Class GV 2.00%, 06/25/2046	2,000,000	1,578,342
Series 4594, Class GN 2.50%, 02/15/2045	309,870	285,892
Series 3981, Class PA 3.00%, 04/15/2031	12,871	12,743
Series 4097, Class YK 3.00%, 08/15/2032	1,750,000	1,670,013
Series 4150, Class IG 3.00%, 01/15/2033(2)	832,042	47,812
Series 4838, Class CY 3.00%, 01/15/2038	1,000,000	921,712
Series 4365, Class HZ 3.00%, 01/15/2040	386,975	361,756
Series 4057, Class WY 3.50%, 06/15/2027	475,347	468,568
Series 3813, Class D 4.00%, 02/15/2026	38,930	38,758
Series 3917, Class B 4.50%, 08/15/2026	8,677	8,651
Series 3927, Class AY 4.50%, 09/15/2026	165,006	163,918

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 3786, Class PB 4.50%, 07/15/2040	$ 160,503	$ 160,167
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4039, Class SA 1.03%, (6.39-SOFR30A), 05/15/2042(2)(3)	135,586	15,982
Federal Home Loan Mtg. Corp. STRIPS
Series 264, Class 30 3.00%, 07/15/2042	232,765	215,296
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90%, 06/25/2027	1,116,408	1,072,054
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO Zero Coupon, 05/18/2032(4)	41,752	39,592
Series 2020-M20, Class A2 1.44%, 10/25/2029	200,000	173,553
Series 2020-12, Class JC 2.00%, 03/25/2050	673,402	569,708
Series 2013-23, Class KJ 2.25%, 05/25/2042	552,006	508,603
Series 2012-93, Class ME 2.50%, 01/25/2042	459,847	431,764
Series 2013-73, Class TD 2.50%, 09/25/2042	186,784	176,825
Series 2019-M22, Class A2 2.52%, 08/25/2029	310,936	288,384
Series 2019-M31, Class A2 2.85%, 04/25/2034	1,000,000	876,973
Series 2012-87, Class CZ 3.00%, 08/25/2042	1,982,774	1,822,466
Series 2016-30, Class PA 3.00%, 04/25/2045	286,923	270,520
Series 2016-25, Class LA 3.00%, 07/25/2045	215,615	202,789
Series 2016-33, Class JA 3.00%, 07/25/2045	205,003	193,177
Series 2015-97, Class N 3.00%, 11/25/2045	2,000,000	1,742,326
Series 2016-38, Class NA 3.00%, 01/25/2046	397,013	369,575
Series 2016-30, Class LY 3.50%, 05/25/2036	800,000	766,000
Series 2010-117, Class DY 4.50%, 10/25/2025	76,949	76,486
Series 2010-134, Class MB 4.50%, 12/25/2040	250,000	238,118
Series 2007-116, Class PB 5.50%, 08/25/2035	20,227	21,081
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M3, Class A2 1.76%, 11/25/2031(1)	1,000,000	841,490
Federal National Mtg. Assoc. STRIPS
Series 384, Class 23 6.00%, 08/25/2037(2)	61,362	10,813
Government National Mtg. Assoc. REMIC
Series 2014-58, Class EP 4.00%, 04/20/2044	432,000	386,742
Series 2004-18, Class Z 4.50%, 03/16/2034	83,838	82,793
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2008-6, Class GL 4.50%, 02/20/2038	$ 342,300	$ 340,672
Series 2005-21, Class Z 5.00%, 03/20/2035	164,031	164,860
		23,996,227
Total Collateralized Mortgage Obligations (cost $30,856,407)		28,404,102
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 66.3%
U.S. Government — 37.4%
United States Treasury Bonds
1.88%, 02/15/2041	1,800,000	1,294,453
2.00%, 11/15/2041 to 02/15/2050	4,000,000	2,642,461
2.88%, 08/15/2045	1,000,000	798,867
3.00%, 02/15/2048	750,000	599,678
3.13%, 02/15/2043	2,000,000	1,696,875
3.25%, 05/15/2042	500,000	435,664
3.75%, 08/15/2041 to 11/15/2043	9,500,000	8,870,996
3.88%, 08/15/2040	1,500,000	1,456,230
United States Treasury Notes
0.63%, 08/15/2030	1,000,000	833,281
0.75%, 04/30/2026	4,000,000	3,790,313
1.25%, 06/30/2028	3,500,000	3,188,145
1.88%, 02/15/2032	4,500,000	3,931,172
2.75%, 05/15/2025	10,000,000	9,871,875
3.13%, 08/15/2025	1,500,000	1,482,047
4.13%, 10/31/2027	7,000,000	7,068,086
4.38%, 10/31/2024	1,500,000	1,497,861
		49,458,004
U.S. Government Agency — 28.9%
Federal Farm Credit Bank
3.33%, 04/28/2037	500,000	449,797
Federal Home Loan Mtg. Corp.
2.00%, 09/01/2051	1,401,036	1,162,827
3.50%, 06/01/2033	371,178	361,059
3.70%, 05/01/2037	3,000,000	2,791,763
4.00%, 05/01/2052 to 08/01/2052	4,110,982	3,933,669
4.50%, 09/01/2039 to 06/01/2041	816,860	815,980
5.00%, 10/01/2034 to 10/01/2052	655,057	666,023
5.50%, 12/01/2036 to 06/01/2054	1,998,579	2,021,613
6.00%, 11/01/2033	24,993	26,050
6.50%, 02/01/2032	7,335	7,605
8.00%, 08/01/2030	51	53
Federal National Mtg. Assoc.
1.73%, 08/01/2031	650,000	550,108
2.04%, 06/01/2037	242,013	190,078
2.14%, 10/01/2029	1,000,000	911,593
2.31%, 05/01/2037	956,687	777,774
2.50%, 01/01/2052	2,068,209	1,798,539
2.53%, 04/01/2034	2,500,000	2,144,087
2.55%, 09/01/2034	700,000	601,892
3.00%, 03/01/2043 to 03/01/2052	4,181,461	3,776,921
3.30%, 02/01/2030	2,720,374	2,576,873
3.43%, 05/01/2032	2,000,000	1,886,097
3.54%, 06/01/2032	1,000,000	946,667
3.69%, 05/01/2030	1,375,916	1,344,793
4.00%, 09/01/2040 to 03/01/2043	2,031,330	1,987,221
4.33%, 10/01/2037	1,000,000	978,409
5.00%, 12/01/2036	3,392	3,450
5.50%, 12/01/2033	5,989	6,122
6.50%, 07/01/2032	1,610	1,692
7.00%, 09/01/2031	2,352	2,441

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mtg. Assoc.
2.50%, 03/20/2051	$ 1,367,536	$ 1,198,231
3.50%, 09/15/2048 to 09/20/2051	4,117,546	3,836,404
4.50%, 03/15/2038 to 08/15/2040	334,289	334,807
5.00%, 09/15/2035 to 05/15/2036	24,887	25,474
6.00%, 01/15/2032	2,758	2,849
7.50%, 01/15/2031	2,227	2,277
		38,121,238
Total U.S. Government & Agency Obligations (cost $94,594,624)		87,579,242
MUNICIPAL SECURITIES — 0.2%
Oklahoma Development Finance Authority Revenue Bonds
4.38%, 11/01/2045 (cost $275,000)	275,000	261,287
Total Long-Term Investment Securities (cost $136,987,615)		127,125,396
REPURCHASE AGREEMENTS — 2.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 08/30/2024, to be repurchased 09/03/2024 in the amount of $3,876,622 and collateralized by $3,723,400 of United States Treasury Notes bearing interest at 4.63% due 05/31/2031 and having an approximate value of $3,953,649 (cost $3,875,933)	3,875,932	3,875,933
TOTAL INVESTMENTS (cost $140,863,548)	99.1%	131,001,329
Other assets less liabilities	0.9	1,135,370
NET ASSETS	100.0%	$132,136,699
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Government Securities Fund has no right to demand registration of these securities. At August 31, 2024, the aggregate value of these securities was $6,686,450 representing 5.1% of net assets.
#	The security or a portion thereof is out on loan.
At August 31, 2024, the Fund had loaned securities with a total value of $973,202. This was secured by collateral of $994,674 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2024
United States Treasury Notes/Bonds	0.13% to 5.00%	10/31/2024 to 02/15/2054	$994,674
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Interest Only
(3)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at August 31, 2024.
(4)	Principal Only
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at August 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$7,491,544	$—	$7,491,544
Asset Backed Securities	—	3,389,221	—	3,389,221
Collateralized Mortgage Obligations	—	28,404,102	—	28,404,102
U.S. Government & Agency Obligations	—	87,579,242	—	87,579,242
Municipal Securities	—	261,287	—	261,287
Repurchase Agreements	—	3,875,933	—	3,875,933
Total Investments at Value	$—	$131,001,329	$—	$131,001,329
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Aerospace/Defense — 1.7%
Boeing Co.†	3,822	$ 664,034
General Electric Co.	7,085	1,237,183
Howmet Aerospace, Inc.	3,385	327,194
TransDigm Group, Inc.	18,572	25,503,256
		27,731,667
Agriculture — 0.1%
Philip Morris International, Inc.	8,658	1,067,445
Airlines — 0.0%
Delta Air Lines, Inc.	5,439	231,103
Apparel — 0.4%
Deckers Outdoor Corp.†	387	371,245
LVMH Moet Hennessy Louis Vuitton SE	6,181	4,636,491
NIKE, Inc., Class B	7,841	653,312
Ralph Lauren Corp.	324	55,489
		5,716,537
Auto Manufacturers — 1.7%
Ferrari NV	36,480	18,122,899
PACCAR, Inc.	5,760	553,997
Tesla, Inc.†	41,764	8,942,090
		27,618,986
Beverages — 0.2%
Coca-Cola Co.	22,761	1,649,490
Monster Beverage Corp.†	6,406	301,915
PepsiCo, Inc.	7,449	1,287,783
		3,239,188
Biotechnology — 0.1%
Regeneron Pharmaceuticals, Inc.†	958	1,134,933
Vertex Pharmaceuticals, Inc.†	2,486	1,232,783
		2,367,716
Building Materials — 0.1%
Builders FirstSource, Inc.†	1,837	319,638
Carrier Global Corp.	6,054	440,610
Martin Marietta Materials, Inc.	612	326,906
Masco Corp.	1,790	142,412
Trane Technologies PLC	2,351	850,263
Vulcan Materials Co.	1,274	312,398
		2,392,227
Chemicals — 1.3%
Celanese Corp.	1,512	197,467
CF Industries Holdings, Inc.	1,485	123,389
Ecolab, Inc.	1,951	493,954
Linde PLC	3,763	1,799,655
Sherwin-Williams Co.	49,003	18,100,238
		20,714,703
Commercial Services — 1.5%
Automatic Data Processing, Inc.	2,403	663,012
Cintas Corp.	714	574,856
Corpay, Inc.†	1,058	333,852
Equifax, Inc.	726	222,976
Moody's Corp.	1,111	541,879
Quanta Services, Inc.	1,520	418,198
Rollins, Inc.	1,818	91,227
S&P Global, Inc.	41,928	21,519,127
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
United Rentals, Inc.	1,003	$ 743,484
Verisk Analytics, Inc.	1,181	322,200
		25,430,811
Computers — 9.8%
Accenture PLC, Class A	5,111	1,747,707
Apple, Inc.	681,926	156,161,054
Crowdstrike Holdings, Inc., Class A†	3,472	962,716
EPAM Systems, Inc.†	349	70,065
Fortinet, Inc.†	9,544	732,120
Gartner, Inc.†	1,168	574,609
NetApp, Inc.	1,149	138,707
Seagate Technology Holdings PLC	1,205	119,958
Super Micro Computer, Inc.#†	758	331,777
		160,838,713
Cosmetics/Personal Care — 0.2%
Colgate-Palmolive Co.	4,816	512,904
Procter & Gamble Co.	13,855	2,376,687
		2,889,591
Distribution/Wholesale — 1.0%
Copart, Inc.†	296,584	15,707,089
Fastenal Co.	4,309	294,219
Pool Corp.	328	115,331
WW Grainger, Inc.	494	486,550
		16,603,189
Diversified Financial Services — 4.6%
American Express Co.	5,987	1,548,538
Ameriprise Financial, Inc.	793	356,406
Cboe Global Markets, Inc.	1,013	208,070
CME Group, Inc.	1,951	420,909
Discover Financial Services	2,036	282,414
Mastercard, Inc., Class A	46,230	22,344,808
Visa, Inc., Class A	185,058	51,144,479
		76,305,624
Electric — 0.1%
Constellation Energy Corp.	2,135	419,954
Vistra Corp.	4,916	419,974
		839,928
Electrical Components & Equipment — 0.1%
AMETEK, Inc.	1,672	285,995
Eaton Corp. PLC	3,731	1,145,156
Generac Holdings, Inc.†	556	87,031
		1,518,182
Electronics — 0.1%
Allegion PLC	500	69,420
Amphenol Corp., Class A	10,125	682,931
Fortive Corp.	5,299	394,246
Garmin, Ltd.	1,249	228,929
Hubbell, Inc.	372	148,770
Jabil, Inc.	980	107,094
Mettler-Toledo International, Inc.†	122	175,568
TE Connectivity, Ltd.	1,798	276,173
		2,083,131
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	758	91,748

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment — 0.0%
Caesars Entertainment, Inc.†	1,889	$ 71,102
Live Nation Entertainment, Inc.†	2,144	209,404
		280,506
Environmental Control — 0.7%
Pentair PLC	1,750	155,208
Republic Services, Inc.	1,756	365,617
Waste Connections, Inc.	51,592	9,621,908
Waste Management, Inc.	2,582	547,487
		10,690,220
Food — 0.1%
Hershey Co.	845	163,136
Lamb Weston Holdings, Inc.	1,435	88,855
Mondelez International, Inc., Class A	8,480	608,949
		860,940
Hand/Machine Tools — 0.0%
Snap-on, Inc.	358	101,579
Healthcare-Products — 4.7%
Align Technology, Inc.†	51,074	12,115,774
Boston Scientific Corp.†	102,968	8,421,753
Cooper Cos., Inc.†	1,257	132,903
Danaher Corp.	49,794	13,410,022
Edwards Lifesciences Corp.†	3,356	234,786
IDEXX Laboratories, Inc.†	26,025	12,526,613
Insulet Corp.†	401	81,311
Intuitive Surgical, Inc.†	57,070	28,114,394
STERIS PLC	833	200,836
Stryker Corp.	3,266	1,177,132
Thermo Fisher Scientific, Inc.	2,184	1,343,313
Waters Corp.†	330	114,295
West Pharmaceutical Services, Inc.	1,097	344,052
		78,217,184
Healthcare-Services — 0.3%
DaVita, Inc.†	428	64,594
HCA Healthcare, Inc.	1,400	553,826
IQVIA Holdings, Inc.†	1,042	262,115
Molina Healthcare, Inc.†	520	181,891
UnitedHealth Group, Inc.	5,265	3,107,403
		4,169,829
Home Builders — 0.1%
D.R. Horton, Inc.	4,461	842,058
Lennar Corp., Class A	2,064	375,772
NVR, Inc.†	49	449,451
PulteGroup, Inc.	3,166	416,804
		2,084,085
Household Products/Wares — 0.0%
Church & Dwight Co., Inc.	1,694	172,585
Insurance — 0.2%
Aon PLC, Class A	1,669	573,669
Arch Capital Group, Ltd.†	5,629	636,584
Arthur J. Gallagher & Co.	1,677	490,640
Brown & Brown, Inc.	2,780	292,261
Marsh & McLennan Cos., Inc.	3,857	877,506
Progressive Corp.	4,408	1,111,697
		3,982,357
Security Description	Shares or Principal Amount	Value

Internet — 21.0%
Airbnb, Inc., Class A†	3,323	$ 389,821
Alphabet, Inc., Class A	347,443	56,765,237
Alphabet, Inc., Class C	70,481	11,637,118
Amazon.com, Inc.†	768,507	137,178,499
Booking Holdings, Inc.	511	1,997,617
CDW Corp.	850	191,794
Etsy, Inc.†	774	42,640
Expedia Group, Inc.†	1,911	265,801
GoDaddy, Inc., Class A†	2,122	355,244
Meta Platforms, Inc., Class A	170,132	88,691,513
Netflix, Inc.†	53,284	37,370,733
Palo Alto Networks, Inc.†	4,864	1,764,270
Shopify, Inc., Class A†	97,482	7,220,492
Uber Technologies, Inc.†	31,452	2,300,085
VeriSign, Inc.†	626	115,121
		346,285,985
Iron/Steel — 0.0%
Nucor Corp.	2,274	345,443
Steel Dynamics, Inc.	1,401	167,434
		512,877
Leisure Time — 0.1%
Carnival Corp.†	10,795	178,117
Norwegian Cruise Line Holdings, Ltd.†	6,458	115,534
Royal Caribbean Cruises, Ltd.†	3,563	586,541
		880,192
Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	3,764	826,725
Las Vegas Sands Corp.	3,352	130,695
Marriott International, Inc., Class A	3,612	847,700
MGM Resorts International†	2,568	96,531
Wynn Resorts, Ltd.	1,421	109,246
		2,010,897
Machinery-Construction & Mining — 1.0%
Caterpillar, Inc.	4,270	1,520,547
GE Vernova, Inc.†	1,774	356,574
Vertiv Holdings Co., Class A	172,135	14,292,369
		16,169,490
Machinery-Diversified — 0.1%
Deere & Co.	2,222	857,114
Ingersoll Rand, Inc.	4,676	427,620
Otis Worldwide Corp.	2,374	224,794
Rockwell Automation, Inc.	824	224,153
		1,733,681
Media — 0.0%
Charter Communications, Inc., Class A†	678	235,632
FactSet Research Systems, Inc.	269	113,744
		349,376
Mining — 0.0%
Freeport-McMoRan, Inc.	10,811	478,711
Miscellaneous Manufacturing — 0.1%
A.O. Smith Corp.	1,145	95,859
Axon Enterprise, Inc.†	1,068	389,788
Illinois Tool Works, Inc.	1,881	476,232
Parker-Hannifin Corp.	1,509	905,702
		1,867,581

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas — 0.3%
APA Corp.	5,420	$ 154,416
ConocoPhillips	12,147	1,382,207
Coterra Energy, Inc.	7,393	179,872
Diamondback Energy, Inc.	2,685	523,870
EOG Resources, Inc.	5,709	735,433
Hess Corp.	4,160	574,330
Marathon Oil Corp.	4,499	128,896
Marathon Petroleum Corp.	2,917	516,659
		4,195,683
Pharmaceuticals — 3.8%
AbbVie, Inc.	9,835	1,930,709
Dexcom, Inc.†	3,652	253,230
Eli Lilly & Co.	61,014	58,574,660
Merck & Co., Inc.	15,249	1,806,244
Zoetis, Inc.	3,777	693,042
		63,257,885
Pipelines — 0.1%
ONEOK, Inc.	5,447	503,085
Targa Resources Corp.	3,338	490,352
Williams Cos., Inc.	7,155	327,484
		1,320,921
Private Equity — 0.9%
Blackstone, Inc.	100,795	14,349,176
KKR & Co., Inc.	10,018	1,239,928
		15,589,104
Real Estate — 1.0%
CoStar Group, Inc.†	211,439	16,344,235
REITS — 0.2%
American Tower Corp.	2,882	645,741
Digital Realty Trust, Inc.	2,003	303,675
Equinix, Inc.	671	559,855
Host Hotels & Resorts, Inc.	6,367	112,696
Iron Mountain, Inc.	2,251	254,948
Public Storage	1,000	343,720
SBA Communications Corp.	647	146,649
Simon Property Group, Inc.	1,816	303,908
		2,671,192
Retail — 1.3%
AutoZone, Inc.†	179	569,485
Chipotle Mexican Grill, Inc.†	175,667	9,851,405
Costco Wholesale Corp.	2,804	2,502,233
Darden Restaurants, Inc.	934	147,712
Domino's Pizza, Inc.	210	86,984
Home Depot, Inc.	5,519	2,033,751
Lululemon Athletica, Inc.†	1,725	447,586
McDonald's Corp.	4,773	1,377,774
O'Reilly Automotive, Inc.†	647	731,091
Ross Stores, Inc.	5,047	760,129
Starbucks Corp.	10,059	951,280
TJX Cos., Inc.	11,081	1,299,469
Tractor Supply Co.	681	182,201
Ulta Beauty, Inc.†	477	168,305
Yum! Brands, Inc.	1,950	263,094
		21,372,499
Semiconductors — 20.6%
Advanced Micro Devices, Inc.†	24,329	3,614,316
Analog Devices, Inc.	4,404	1,034,235
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Applied Materials, Inc.	12,507	$ 2,467,131
ASML Holding NV	38,914	35,173,197
Broadcom, Inc.	378,774	61,671,983
KLA Corp.	23,663	19,390,172
Lam Research Corp.	1,968	1,615,748
Microchip Technology, Inc.	4,799	394,286
Monolithic Power Systems, Inc.	732	684,186
NVIDIA Corp.	1,758,921	209,962,400
NXP Semiconductors NV	2,886	739,855
ON Semiconductor Corp.†	2,849	221,851
QUALCOMM, Inc.	8,751	1,534,050
Texas Instruments, Inc.	5,071	1,086,918
		339,590,328
Software — 18.5%
Adobe, Inc.†	6,743	3,873,247
Akamai Technologies, Inc.†	1,077	109,682
ANSYS, Inc.†	749	240,744
Autodesk, Inc.†	1,674	432,562
Broadridge Financial Solutions, Inc.	1,014	215,840
Cadence Design Systems, Inc.†	108,605	29,207,143
Dayforce, Inc.#†	1,307	74,721
Electronic Arts, Inc.	1,611	244,582
Fair Isaac Corp.†	372	643,660
Fiserv, Inc.†	4,580	799,668
Intuit, Inc.	59,699	37,625,892
Microsoft Corp.	425,472	177,481,390
MSCI, Inc.	15,852	9,203,513
Oracle Corp.	23,995	3,390,253
Paychex, Inc.	1,929	253,085
Paycom Software, Inc.	311	50,625
PTC, Inc.†	1,081	193,596
Roper Technologies, Inc.	23,572	13,068,552
Salesforce, Inc.	14,620	3,697,398
ServiceNow, Inc.†	3,086	2,638,530
Synopsys, Inc.†	40,537	21,062,214
Take-Two Interactive Software, Inc.†	1,196	193,405
Tyler Technologies, Inc.†	639	375,649
		305,075,951
Telecommunications — 0.1%
Arista Networks, Inc.†	3,821	1,350,265
Motorola Solutions, Inc.	1,456	643,610
		1,993,875
Transportation — 0.5%
CSX Corp.	14,713	504,214
Expeditors International of Washington, Inc.	787	97,124
Old Dominion Freight Line, Inc.	36,379	7,013,871
Union Pacific Corp.	4,133	1,058,420
		8,673,629
Total Common Stocks (cost $1,076,391,190)		1,628,613,866
CONVERTIBLE PREFERRED STOCKS — 0.5%
Internet — 0.5%
ByteDance, Ltd. Series E-1†(1)(2) (cost $5,246,960)	47,885	7,756,412

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 0.6%
SPDR Portfolio S&P 500 Growth ETF # (cost $10,602,293)	132,000	$ 10,659,000
Total Long-Term Investment Securities (cost $1,092,240,443)		1,647,029,278
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Institutional Treasury Money Market Fund, Premier Class 5.19%(3)	1,656,285	1,656,285
State Street Navigator Securities Lending Government Money Market Portfolio 5.29%(3)(4)	1,036,630	1,036,630
		2,692,915
U.S. Government — 0.0%
United States Treasury Bills
5.18%, 10/17/2024(5)	$ 20,000	19,876
Total Short-Term Investments (cost $2,712,784)		2,712,791
REPURCHASE AGREEMENTS — 0.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 08/30/2024, to be repurchased 09/03/2024 in the amount of $198,059 and collateralized by $201,200 of United States Treasury Notes, bearing interest at 3.63% due 05/15/2026 and having an approximate value of $202,079 (cost $198,023)	198,023	198,023
TOTAL INVESTMENTS (cost $1,095,151,250)	100.1%	1,649,940,092
Other assets less liabilities	(0.1)	(2,007,416)
NET ASSETS	100.0%	$1,647,932,676
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2024, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
ByteDance, Ltd. Series E-1	12/10/2020	47,885	$5,246,960	$7,756,412	$161.98	0.5%
(3)	The rate shown is the 7-day yield as of August 31, 2024.
(4)	At August 31, 2024, the Fund had loaned securities with a total value of $1,868,073. This was secured by collateral of $1,036,630, which was received in cash and subsequently invested in short-term investments currently valued at $1,036,630 as reported in the Portfolio of Investments. Additional collateral of $870,361 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2024
Federal Home Loan Bank	0.55% to 0.80%	09/26/2024 to 03/04/2026	$4,078
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	307
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	1,681
United States Treasury Bills	0.00%	10/15/2024 to 10/24/2024	12,246
United States Treasury Notes/Bonds	0.00% to 6.63%	09/15/2024 to 05/15/2054	852,049
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	S&P 500 E-Mini Index	September 2024	$277,345	$283,050	$5,705
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$1,080,046	$4,636,491	$—	$5,716,537
Other Industries	1,622,897,329	—	—	1,622,897,329
Convertible Preferred Stocks	—	—	7,756,412	7,756,412
Unaffiliated Investment Companies	10,659,000	—	—	10,659,000
Short-Term Investments:
U.S. Government	—	19,876	—	19,876
Other Short-Term Investments	2,692,915	—	—	2,692,915
Repurchase Agreements	—	198,023	—	198,023
Total Investments at Value	$1,637,329,290	$4,854,390	$7,756,412	$1,649,940,092
Other Financial Instruments:†
Futures Contracts	$5,705	$—	$—	$5,705
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 91.4%
Advertising — 1.5%
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029*	$ 750,000	$ 632,418
7.88%, 04/01/2030*	475,000	496,307
9.00%, 09/15/2028*#	2,990,000	3,178,274
Lamar Media Corp.
3.75%, 02/15/2028	1,350,000	1,293,450
		5,600,449
Aerospace/Defense — 1.7%
Spirit AeroSystems, Inc.
9.38%, 11/30/2029*	2,175,000	2,359,944
TransDigm, Inc.
4.88%, 05/01/2029	125,000	120,879
5.50%, 11/15/2027	1,480,000	1,471,298
6.63%, 03/01/2032*	695,000	722,779
6.75%, 08/15/2028*	790,000	812,237
7.13%, 12/01/2031*	485,000	512,169
		5,999,306
Agriculture — 0.2%
Darling Ingredients, Inc.
6.00%, 06/15/2030*	845,000	855,343
Airlines — 0.3%
JetBlue Airways Corp. / JetBlue Loyalty LP
9.88%, 09/20/2031*	1,000,000	988,370
Apparel — 0.5%
Crocs, Inc.
4.13%, 08/15/2031*#	1,058,000	950,953
4.25%, 03/15/2029*	738,000	696,728
		1,647,681
Auto Parts & Equipment — 0.3%
Clarios Global LP/Clarios US Finance Co.
6.75%, 05/15/2028*	1,090,000	1,120,665
Banks — 0.6%
Freedom Mortgage Corp.
7.63%, 05/01/2026*	753,000	756,206
12.00%, 10/01/2028*	1,075,000	1,170,269
12.25%, 10/01/2030*	125,000	138,700
		2,065,175
Building Materials — 1.8%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	2,235,000	2,172,623
CP Atlas Buyer, Inc.
7.00%, 12/01/2028*	1,460,000	1,257,139
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030*	1,730,000	1,771,579
Standard Industries, Inc.
4.38%, 07/15/2030*	1,350,000	1,262,216
		6,463,557
Chemicals — 2.2%
Avient Corp.
7.13%, 08/01/2030*	1,690,000	1,759,089
Axalta Coating Systems Dutch Holding B BV
7.25%, 02/15/2031*	1,165,000	1,233,760
NOVA Chemicals Corp.
8.50%, 11/15/2028*	1,360,000	1,449,945
Security Description		Shares or Principal Amount	Value

Chemicals (continued)
Olympus Water US Holding Corp.
7.25%, 06/15/2031*		$ 400,000	$ 413,436
9.75%, 11/15/2028*		2,900,000	3,089,045
			7,945,275
Commercial Services — 5.1%
Allied Universal Holdco LLC
7.88%, 02/15/2031*		3,350,000	3,401,200
Allied Universal Holdco LLC/Allied Universal Finance Corp.
9.75%, 07/15/2027*		575,000	576,351
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.88%, 06/01/2028	GBP	1,325,000	1,588,035
Boost Newco Borrower LLC
7.50%, 01/15/2031*		1,740,000	1,855,275
Garda World Security Corp.
8.25%, 08/01/2032*		1,925,000	1,956,478
Herc Holdings, Inc.
5.50%, 07/15/2027*		755,000	749,483
6.63%, 06/15/2029*		250,000	257,135
Service Corp. International
3.38%, 08/15/2030		1,775,000	1,592,908
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*		910,000	938,815
TriNet Group, Inc.
7.13%, 08/15/2031*		1,625,000	1,685,284
United Rentals North America, Inc.
4.88%, 01/15/2028#		835,000	823,665
6.13%, 03/15/2034*		1,080,000	1,103,198
Williams Scotsman, Inc.
4.63%, 08/15/2028*		1,909,000	1,840,795
			18,368,622
Computers — 3.1%
Amentum Escrow Corp.
7.25%, 08/01/2032*		815,000	852,163
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*		3,825,000	3,968,055
Insight Enterprises, Inc.
6.63%, 05/15/2032*		2,175,000	2,251,362
McAfee Corp.
7.38%, 02/15/2030*		4,380,000	4,201,504
			11,273,084
Cosmetics/Personal Care — 0.2%
Prestige Brands, Inc.
5.13%, 01/15/2028*		700,000	689,775
Distribution/Wholesale — 0.9%
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/2028*		1,300,000	1,249,706
Windsor Holdings III LLC
8.50%, 06/15/2030*		2,025,000	2,169,113
			3,418,819
Diversified Financial Services — 4.4%
Credit Acceptance Corp.
9.25%, 12/15/2028*		1,240,000	1,332,979
Freedom Mortgage Holdings LLC
9.25%, 02/01/2029*		1,150,000	1,178,009

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Hightower Holding LLC
9.13%, 01/31/2030*		$ 1,135,000	$ 1,175,296
Nationstar Mortgage Holdings, Inc.
5.13%, 12/15/2030*		2,555,000	2,425,618
5.50%, 08/15/2028*		250,000	245,509
7.13%, 02/01/2032*		275,000	284,852
Nationstar Mtg. Holdings, Inc.
6.50%, 08/01/2029*		250,000	252,002
OneMain Finance Corp.
5.38%, 11/15/2029		2,460,000	2,365,933
7.88%, 03/15/2030		765,000	800,097
9.00%, 01/15/2029		601,000	638,554
PennyMac Financial Services, Inc.
5.75%, 09/15/2031*		170,000	163,939
7.13%, 11/15/2030*		800,000	812,639
7.88%, 12/15/2029*		1,110,000	1,177,884
United Wholesale Mortgage LLC
5.50%, 04/15/2029*		3,065,000	2,989,164
			15,842,475
Electric — 0.8%
Clearway Energy Operating LLC
3.75%, 02/15/2031*		2,105,000	1,910,029
4.75%, 03/15/2028*		1,140,000	1,107,515
			3,017,544
Electronics — 0.7%
Imola Merger Corp.
4.75%, 05/15/2029*		2,785,000	2,680,466
Entertainment — 3.3%
Caesars Entertainment, Inc.
4.63%, 10/15/2029*#		1,050,000	993,204
6.50%, 02/15/2032*		385,000	395,638
8.13%, 07/01/2027*		1,640,000	1,674,834
Cinemark USA, Inc.
5.25%, 07/15/2028*#		1,374,000	1,349,711
7.00%, 08/01/2032*		170,000	176,454
Cirsa Finance International Sarl
6.50%, 03/15/2029*	EUR	255,000	292,095
7.88%, 07/31/2028*	EUR	1,040,000	1,216,409
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/01/2027*		2,633,000	2,575,957
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.13%, 02/15/2031*		3,235,000	3,433,415
			12,107,717
Environmental Control — 0.3%
Reworld Holding Corp.
4.88%, 12/01/2029*		165,000	153,106
5.00%, 09/01/2030		985,000	900,959
			1,054,065
Food — 1.9%
B&G Foods, Inc.
5.25%, 09/15/2027#		1,140,000	1,075,819
8.00%, 09/15/2028*		1,845,000	1,918,130
Performance Food Group, Inc.
4.25%, 08/01/2029*		350,000	330,307
5.50%, 10/15/2027*		1,240,000	1,232,934
Security Description	Shares or Principal Amount	Value

Food (continued)
Post Holdings, Inc.
5.63%, 01/15/2028*	$ 770,000	$ 768,010
6.38%, 03/01/2033*	1,500,000	1,510,950
		6,836,150
Healthcare-Products — 2.6%
Avantor Funding, Inc.
4.63%, 07/15/2028*	2,555,000	2,486,447
Bausch & Lomb Corp.
8.38%, 10/01/2028*	1,513,000	1,588,976
Medline Borrower LP
3.88%, 04/01/2029*	4,255,000	4,019,138
5.25%, 10/01/2029*	1,364,000	1,339,634
		9,434,195
Healthcare-Services — 1.6%
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031*	1,785,000	1,522,472
8.00%, 12/15/2027*	30,000	30,051
IQVIA, Inc.
5.00%, 05/15/2027*	425,000	421,927
Surgery Center Holdings, Inc.
7.25%, 04/15/2032*#	1,190,000	1,249,880
Tenet Healthcare Corp.
6.13%, 06/15/2030	2,675,000	2,715,639
		5,939,969
Home Builders — 3.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029*	997,000	944,075
4.63%, 04/01/2030*	607,000	571,282
6.63%, 01/15/2028*	1,556,000	1,567,398
Century Communities, Inc.
3.88%, 08/15/2029*	1,915,000	1,774,230
KB Home
4.80%, 11/15/2029	710,000	690,249
M/I Homes, Inc.
3.95%, 02/15/2030	1,635,000	1,501,374
4.95%, 02/01/2028	720,000	705,617
STL Holding Co. LLC
8.75%, 02/15/2029*	1,625,000	1,716,756
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	155,000	153,176
5.75%, 01/15/2028*	1,755,000	1,769,607
		11,393,764
Insurance — 3.1%
Acrisure LLC / Acrisure Finance, Inc.
8.50%, 06/15/2029*	1,325,000	1,375,979
Acrisure LLC/Acrisure Finance, Inc.
7.50%, 11/06/2030*	1,875,000	1,924,504
AssuredPartners, Inc.
5.63%, 01/15/2029*#	2,990,000	2,857,437
7.50%, 02/15/2032*	1,060,000	1,081,300
HUB International, Ltd.
7.25%, 06/15/2030*	925,000	965,928
7.38%, 01/31/2032*	1,925,000	1,995,719
MGIC Investment Corp.
5.25%, 08/15/2028	1,085,000	1,080,151
		11,281,018

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet — 2.7%
Cerved Group SpA
6.00%, 02/15/2029	EUR	1,975,000	$ 2,076,845
Gen Digital, Inc.
6.75%, 09/30/2027*		$ 250,000	256,062
7.13%, 09/30/2030*#		1,300,000	1,358,198
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/2029*		1,020,000	948,405
Newfold Digital Holdings Group Inc
6.00%, 02/15/2029*#		3,200,000	2,040,730
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/2028*		605,000	599,998
Rakuten Group, Inc.
9.75%, 04/15/2029*		725,000	781,187
United Group BV
6.75%, 02/15/2031*	EUR	720,000	837,290
United Group BV FRS
7.79%, (3 ME+4.25%), 02/15/2031*	EUR	900,000	999,834
			9,898,549
Iron/Steel — 0.5%
ATI, Inc.
4.88%, 10/01/2029		1,314,000	1,274,164
5.88%, 12/01/2027		281,000	281,543
5.88%, 12/01/2027		15,000	15,029
7.25%, 08/15/2030		325,000	345,122
			1,915,858
Leisure Time — 3.3%
Carnival Corp.
6.00%, 05/01/2029*#		2,715,000	2,727,139
10.50%, 06/01/2030*		475,000	515,541
NCL Corp., Ltd.
5.88%, 02/15/2027*		1,265,000	1,267,830
8.13%, 01/15/2029*		265,000	283,443
8.38%, 02/01/2028*		1,335,000	1,405,222
Royal Caribbean Cruises, Ltd.
5.50%, 08/31/2026*		1,600,000	1,602,267
6.00%, 02/01/2033*		1,575,000	1,613,411
7.25%, 01/15/2030*		665,000	703,011
Viking Cruises, Ltd.
5.88%, 09/15/2027*		725,000	724,139
9.13%, 07/15/2031*		1,100,000	1,206,763
			12,048,766
Lodging — 1.0%
Station Casinos LLC
6.63%, 03/15/2032*		1,715,000	1,749,427
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 05/15/2025*		1,310,000	1,309,197
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/2027*		690,000	685,411
			3,744,035
Machinery-Diversified — 0.3%
TK Elevator US Newco, Inc.
5.25%, 07/15/2027*		995,000	979,538
Media — 7.6%
AMC Networks, Inc.
10.25%, 01/15/2029*		1,050,000	1,055,250
Security Description		Shares or Principal Amount	Value

Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp.
7.38%, 03/01/2031*		$ 2,825,000	$ 2,875,483
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*		3,245,000	2,815,705
4.25%, 01/15/2034*		1,300,000	1,048,334
4.50%, 08/15/2030*		1,555,000	1,386,759
4.50%, 05/01/2032		1,240,000	1,058,780
CSC Holdings LLC
5.75%, 01/15/2030*		2,090,000	826,751
11.75%, 01/31/2029*		2,695,000	2,379,704
DISH DBS Corp.
5.75%, 12/01/2028*		675,000	519,350
Paramount Global
6.88%, 04/30/2036		2,200,000	2,194,133
Scripps Escrow, Inc.
5.88%, 07/15/2027*#		3,435,000	2,458,587
Sirius XM Radio, Inc.
3.13%, 09/01/2026*		775,000	740,848
4.13%, 07/01/2030*		1,125,000	1,009,781
Sunrise FinCo I BV
4.88%, 07/15/2031*		2,425,000	2,257,020
Virgin Media Secured Finance PLC
4.25%, 01/15/2030	GBP	1,375,000	1,595,322
4.50%, 08/15/2030*		1,360,000	1,200,910
Ziggo BV
4.88%, 01/15/2030*		2,175,000	2,027,790
			27,450,507
Metal Fabricate/Hardware — 0.4%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027*		523,000	514,915
6.38%, 06/15/2030*		747,000	759,322
			1,274,237
Mining — 1.6%
Constellium SE
3.75%, 04/15/2029*#		415,000	382,941
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*		75,000	68,811
4.50%, 09/15/2027*		1,010,000	976,854
5.88%, 04/15/2030*		1,935,000	1,931,806
Novelis Corp.
3.88%, 08/15/2031*		495,000	443,822
4.75%, 01/30/2030*		1,930,000	1,843,159
			5,647,393
Oil & Gas — 6.1%
Diamond Foreign Asset Co. / Diamond Finance LLC
8.50%, 10/01/2030*		2,370,000	2,500,124
Matador Resources Co.
6.50%, 04/15/2032*		795,000	806,834
6.88%, 04/15/2028*		1,345,000	1,379,953
Nabors Industries, Inc.
9.13%, 01/31/2030*		1,205,000	1,291,267
Noble Finance II LLC
8.00%, 04/15/2030*		2,995,000	3,105,374
Northern Oil & Gas, Inc.
8.75%, 06/15/2031*		1,025,000	1,094,826
Permian Resources Operating LLC
6.25%, 02/01/2033*		585,000	599,861
8.00%, 04/15/2027*		1,075,000	1,110,045

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Range Resources Corp.
4.75%, 02/15/2030*		$ 695,000	$ 667,071
SM Energy Co.
6.50%, 07/15/2028		165,000	165,908
6.75%, 08/01/2029*		525,000	533,193
7.00%, 08/01/2032*		1,420,000	1,454,749
Sunoco LP
7.00%, 05/01/2029*		515,000	536,469
7.25%, 05/01/2032*		1,215,000	1,285,050
Transocean, Inc.
8.50%, 05/15/2031*		850,000	862,502
8.75%, 02/15/2030*		2,554,250	2,698,146
Vital Energy, Inc.
7.75%, 07/31/2029*#		600,000	607,215
9.75%, 10/15/2030		1,375,000	1,509,157
			22,207,744
Oil & Gas Services — 2.1%
Enerflex, Ltd.
9.00%, 10/15/2027*		2,655,000	2,749,250
USA Compression Partners LP/USA Compression Finance Corp.
7.13%, 03/15/2029*		1,875,000	1,925,931
Weatherford International, Ltd.
8.63%, 04/30/2030*		2,975,000	3,087,654
			7,762,835
Packaging & Containers — 3.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026*#		2,000,000	1,724,881
5.25%, 08/15/2027*#		2,400,000	1,443,529
5.25%, 08/15/2027*#		200,000	120,294
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*		785,000	783,922
8.75%, 04/15/2030*#		1,675,000	1,671,250
Graphic Packaging International LLC
3.75%, 02/01/2030*		965,000	892,389
6.38%, 07/15/2032*		1,225,000	1,252,476
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027*		805,000	832,314
9.25%, 04/15/2027*		1,325,000	1,346,029
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031*#		1,990,000	2,013,629
7.38%, 06/01/2032*		595,000	597,689
Trivium Packaging Finance BV
5.50%, 08/15/2026*		1,045,000	1,031,884
			13,710,286
Pharmaceuticals — 0.4%
Teva Pharmaceutical Finance Netherlands II BV
7.88%, 09/15/2031	EUR	1,010,000	1,310,909
Pipelines — 4.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
6.63%, 02/01/2032*		2,450,000	2,524,527
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.25%, 07/15/2032*		1,560,000	1,635,633
Buckeye Partners LP
3.95%, 12/01/2026		1,926,000	1,871,178
4.13%, 12/01/2027		765,000	733,755
Security Description		Shares or Principal Amount	Value

Pipelines (continued)
4.50%, 03/01/2028*		$ 560,000	$ 536,797
5.60%, 10/15/2044		683,000	576,506
6.88%, 07/01/2029*		1,345,000	1,375,545
DT Midstream, Inc.
4.13%, 06/15/2029*		1,788,000	1,698,582
EnLink Midstream LLC
5.38%, 06/01/2029		75,000	76,340
5.63%, 01/15/2028*		720,000	733,261
EQM Midstream Partners LP
4.50%, 01/15/2029*		1,415,000	1,371,284
4.75%, 01/15/2031*		785,000	754,225
6.50%, 07/15/2048		635,000	655,887
7.50%, 06/01/2030*		145,000	158,255
			14,701,775
Real Estate — 0.7%
Canary Wharf Group Investment Holdings PLC
3.38%, 04/23/2028	GBP	2,275,000	2,389,040
REITS — 1.7%
Hudson Pacific Properties LP
4.65%, 04/01/2029#		1,020,000	843,217
5.95%, 02/15/2028		375,000	334,946
Iron Mountain, Inc.
5.25%, 07/15/2030*		1,575,000	1,535,225
7.00%, 02/15/2029*		1,325,000	1,376,128
RHP Hotel Properties LP/RHP Finance Corp.
6.50%, 04/01/2032*		460,000	473,808
7.25%, 07/15/2028*		1,450,000	1,507,820
			6,071,144
Retail — 5.5%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028*		2,965,000	2,831,391
4.38%, 01/15/2028*		500,000	483,367
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*		915,000	871,138
5.00%, 02/15/2032*		880,000	828,830
Cougar JV Subsidiary LLC
8.00%, 05/15/2032*		1,940,000	2,046,211
FirstCash, Inc.
4.63%, 09/01/2028*		885,000	847,864
5.63%, 01/01/2030*		125,000	123,501
Group 1 Automotive, Inc.
6.38%, 01/15/2030*		200,000	203,463
LBM Acquisition LLC
6.25%, 01/15/2029*#		4,102,000	3,708,057
Michaels Cos., Inc.
5.25%, 05/01/2028*#		735,000	577,080
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/2028*		890,000	851,238
7.75%, 02/15/2029*		625,000	615,390
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.38%, 09/30/2026*		2,750,000	2,734,714
Staples, Inc.
10.75%, 09/01/2029*		1,550,000	1,459,953
Yum! Brands, Inc.
4.63%, 01/31/2032		993,000	941,134
5.38%, 04/01/2032		724,000	717,754
			19,841,085

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors — 0.4%
Entegris, Inc.
4.75%, 04/15/2029*		$ 1,570,000	$ 1,540,660
Software — 4.4%
AthenaHealth Group, Inc.
6.50%, 02/15/2030*#		3,755,000	3,592,478
Dun & Bradstreet Corp.
5.00%, 12/15/2029*#		2,720,000	2,693,396
Open Text Corp.
3.88%, 02/15/2028*		1,190,000	1,128,264
3.88%, 12/01/2029*		690,000	636,119
6.90%, 12/01/2027*		260,000	272,995
Open Text Holdings, Inc.
4.13%, 02/15/2030*		875,000	812,438
4.13%, 12/01/2031*		605,000	550,900
ROBLOX Corp.
3.88%, 05/01/2030*#		2,330,000	2,146,507
Rocket Software, Inc.
6.50%, 02/15/2029*		870,000	794,248
UKG, Inc.
6.88%, 02/01/2031*		3,355,000	3,470,486
			16,097,831
Telecommunications — 4.6%
Altice Financing SA
5.75%, 08/15/2029*		1,125,000	866,593
Altice France Holding SA
10.50%, 05/15/2027*		800,000	316,462
Altice France SA
5.50%, 01/15/2028*		625,000	444,749
5.50%, 10/15/2029*		400,000	277,536
8.13%, 02/01/2027*#		2,840,000	2,284,229
Frontier Communications Holdings LLC
5.00%, 05/01/2028*		2,100,000	2,039,215
5.88%, 10/15/2027*		875,000	871,566
5.88%, 11/01/2029#		757,036	696,386
6.75%, 05/01/2029*		1,570,000	1,514,422
Iliad Holding SASU
6.88%, 04/15/2031*	EUR	1,155,000	1,331,478
7.00%, 10/15/2028*		880,000	893,072
Kaixo Bondco Telecom SA
5.13%, 09/30/2029*	EUR	910,000	1,010,280
Level 3 Financing, Inc.
3.75%, 07/15/2029*		900,000	538,200
10.50%, 04/15/2029*		500,000	535,985
Optics Bidco SpA
6.38%, 11/15/2033*		1,177,000	1,175,690
7.20%, 07/18/2036*		648,000	680,593
7.72%, 06/04/2038*		353,000	382,390
Telecom Italia Capital SA
6.38%, 11/15/2033		198,000	199,822
7.20%, 07/18/2036		217,000	222,719
7.72%, 06/04/2038		243,000	257,496
			16,538,883
Total Corporate Bonds & Notes (cost $330,049,605)			331,154,559
CONVERTIBLE BONDS & NOTES — 3.0%
Commercial Services — 0.3%
Global Payments, Inc.
1.50%, 03/01/2031*#		1,156,000	1,141,550
Security Description	Shares or Principal Amount	Value

Healthcare-Products — 0.3%
Insulet Corp.
0.38%, 09/01/2026	$ 926,000	$ 1,020,915
Home Builders — 0.3%
Meritage Homes Corp.
1.75%, 05/15/2028*#	822,000	905,022
Internet — 0.4%
Uber Technologies, Inc.
0.88%, 12/01/2028*	1,042,000	1,266,343
Leisure Time — 0.3%
Carnival Corp.
5.75%, 12/01/2027	725,000	1,082,787
Machinery-Diversified — 0.2%
Middleby Corp.
1.00%, 09/01/2025	751,000	871,911
Oil & Gas — 0.2%
Northern Oil & Gas, Inc.
3.63%, 04/15/2029	700,000	845,950
REITS — 0.3%
Rexford Industrial Realty LP
4.13%, 03/15/2029*	525,000	552,825
4.38%, 03/15/2027*	525,000	542,062
		1,094,887
Semiconductors — 0.7%
Microchip Technology, Inc.
0.75%, 06/01/2030*	1,030,000	1,014,035
ON Semiconductor Corp.
0.50%, 03/01/2029	1,500,000	1,545,150
		2,559,185
Total Convertible Bonds & Notes (cost $10,412,457)		10,788,550
LOANS(1)(2)(3) — 2.7%
Building Materials — 0.5%
CP Atlas Buyer, Inc. FRS
BTL-B 9.10%, (SOFR12+3.75%), 11/23/2027	1,835,385	1,767,705
Computers — 0.7%
Fortress Intermediate 3, Inc. FRS
BTL-B 9.00% , (SOFR12+3.75%), 06/27/2031	975,000	975,000
McAfee LLC FRS
BTL-B 8.59% , (SOFR12+3.25%), 03/01/2029	1,570,441	1,564,878
		2,539,878
Healthcare-Products — 0.2%
Bausch & Lomb Corp. FRS
BTL 8.66%, (SOFR12+3.25%), 05/10/2027	595,939	587,186
Insurance — 0.5%
HUB International, Ltd. FRS
BTL-B 8.23% , (SOFR4+ 3.00%), 06/20/2030	1,647,282	1,647,854
BTL-B 8.26% , (SOFR6+ 3.00%), 06/20/2030	4,129	4,130
		1,651,984

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
LOANS (continued)
Packaging & Containers — 0.4%
Clydesdale Acquisition Holdings, Inc. FRS
BTL-B 8.42%, (SOFR12+ 3.18%), 04/13/2029	$ 1,586,000	$ 1,582,035
Software — 0.4%
Dun & Bradstreet Corp. FRS
BTL-B 8.03%, (SOFR12+2.75%), 01/18/2029	1,596,193	1,597,940
Total Loans (cost $9,781,360)		9,726,728
Total Long-Term Investment Securities (cost $350,243,422)		351,669,837
SHORT-TERM INVESTMENTS — 6.6%
Unaffiliated Investment Companies — 6.6%
State Street Navigator Securities Lending Government Money Market Portfolio 5.29%(4)(5) (cost $23,893,193)	23,893,193	23,893,193
REPURCHASE AGREEMENTS — 1.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 08/30/2024, to be repurchased 09/03/2024 in the amount of $5,432,627 and collateralized by $5,517,500 of United States Treasury Notes, bearing interest at 3.63% due 05/15/2026 and having an approximate value of $5,540,322 (cost $5,431,661)	5,431,661	5,431,661
TOTAL INVESTMENTS (cost $379,568,276)	105.2%	380,994,691
Other assets less liabilities	(5.2)	(18,908,894)
NET ASSETS	100.0%	$362,085,797
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The High Yield Bond Fund has no right to demand registration of these securities. At August 31, 2024, the aggregate value of these securities was $294,868,677 representing 81.4% of net assets.
#	The security or a portion thereof is out on loan.
(1)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(2)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(3)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(4)	The rate shown is the 7-day yield as of August 31, 2024.
(5)	At August 31, 2024, the Fund had loaned securities with a total value of $29,248,330. This was secured by collateral of $23,893,193, which was received in cash and subsequently invested in short-term investments currently valued at $23,893,193 as reported in the Portfolio of Investments. Additional collateral of $5,945,015 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2024
United States Treasury Bills	0.00%	09/10/2024 to 01/23/2025	$260,920
United States Treasury Notes/Bonds	0.13% to 6.25%	10/15/2024 to 08/15/2053	5,684,095
3 ME—3 Month Euribor
BTL—Bank Term Loan
FRS—Floating Rate Security
SOFR12—Secured Overnight Financing Rate 1 month
SOFR4—Secured Overnight Financing Rate 3 month
SOFR6—Secured Overnight Financing Rate 6 month
EUR—Euro Currency
GBP—British Pound
The rates shown on FRS and/or VRS are the current interest rates at August 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	GBP	3,975,000	USD	5,255,004	09/30/2024	$ 33,349	$—
Deutsche Bank AG	EUR	7,978,331	USD	8,926,532	09/30/2024	96,780	—
Unrealized Appreciation (Depreciation)						$130,129	$—
EUR—Euro Currency
GBP—British Pound
USD—United States Dollar

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$331,154,559	$—	$331,154,559
Convertible Bonds & Notes	—	10,788,550	—	10,788,550
Loans	—	9,726,728	—	9,726,728
Short-Term Investments	23,893,193	—	—	23,893,193
Repurchase Agreements	—	5,431,661	—	5,431,661
Total Investments at Value	$23,893,193	$357,101,498	$—	$380,994,691
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$130,129	$—	$130,129
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 2.8%
Banks — 1.1%
Banca Comerciala Romana SA
7.63%, 05/19/2027	EUR	200,000	$ 232,178
Banca Transilvania SA
8.88%, 04/27/2027	EUR	400,000	467,012
Danske Bank A/S
0.75%, 06/09/2029	EUR	1,610,000	1,615,093
mBank SA
0.97%, 09/21/2027	EUR	400,000	409,521
OTP Bank Nyrt
7.50%, 05/25/2027		$ 660,000	680,357
Wells Fargo & Co.
6.49%, 10/23/2034		1,095,000	1,205,895
			4,610,056
Electric — 0.2%
Pacific Gas & Electric Co.
6.15%, 01/15/2033		985,000	1,037,002
Food — 0.4%
NBM US Holdings, Inc.
7.00%, 05/14/2026		1,595,000	1,603,184
Investment Companies — 0.2%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.
6.38%, 07/01/2034*		1,000,000	1,006,934
Oil & Gas — 0.5%
Petroleos Mexicanos
5.95%, 01/28/2031		880,000	731,716
6.84%, 01/23/2030		1,500,000	1,353,177
			2,084,893
Pipelines — 0.4%
Energy Transfer LP
5.80%, 06/15/2038		1,159,000	1,187,628
Greensaif Pipelines Bidco SARL
6.51%, 02/23/2042*		450,000	478,751
			1,666,379
Total Corporate Bonds & Notes (cost $11,605,870)			12,008,448
ASSET BACKED SECURITIES — 1.7%
Auto Loan Receivables — 0.6%
Avis Budget Rental Car Funding AESOP LLC
Series 2023-3A, Class A 5.44%, 02/22/2028*		1,280,000	1,296,274
Drive Auto Receivables Trust
Series 2021-2, Class D 1.39%, 03/15/2029		1,246,524	1,215,690
			2,511,964
Other Asset Backed Securities — 1.1%
510 Asset Backed Trust
Series 2021-NPL1, Class A1 5.24%, 06/25/2061*(1)		673,019	673,425
Affirm Asset Securitization Trust
Series 2023-A, Class 1A 6.61%, 01/18/2028*		1,265,000	1,269,125
PRET LLC
Series 2021-NPL3, Class A1 4.87%, 07/25/2051*(1)		479,240	481,203
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Pretium Mtg. Credit Partners I LLC
Series 2021-NPL2, Class A1 4.99%, 06/27/2060*(1)	$ 549,789	$ 553,648
VCAT LLC
Series 2021-NPL2, Class A1 5.12%, 03/27/2051*(1)	68,711	68,538
Wendy's Funding LLC
Series 2021-1A, Class A2I 2.37%, 06/15/2051*	1,682,475	1,504,664
Wingstop Funding LLC
Series 2020-1A, Class A2 2.84%, 12/05/2050*	310,275	289,288
		4,839,891
Total Asset Backed Securities (cost $7,501,823)		7,351,855
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.3%
Commercial and Residential — 2.2%
Ajax Mtg. Loan Trust
Series 2021-C, Class A 2.12%, 01/25/2061*(1)	256,138	256,626
BRAVO Residential Funding Trust VRS
Series 2021-NQM1, Class A1 0.94%, 02/25/2049*(2)	211,533	192,281
BXSC Commercial Mtg. Trust FRS
Series 2022-WSS, Class C 7.73%, (TSFR1M+2.39%), 03/15/2035*	1,135,000	1,120,954
CSMC Trust VRS
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(2)	834,904	712,225
Series 2021-RPL2, Class M3 3.65%, 01/25/2060*(2)	376,575	263,095
Series 2021-RPL4, Class A1 4.07%, 12/27/2060*(2)	368,152	369,772
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(2)	243,516	202,894
GCAT Trust VRS
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(2)	645,909	548,963
Legacy Mtg. Asset Trust
Series 2021-GS2, Class A1 4.75%, 04/25/2061*(1)	355,920	356,970
Series 2021-GS3, Class A1 4.75%, 07/25/2061*(1)	475,887	479,278
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(2)	254,923	236,685
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(2)	198,463	184,705
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(2)	1,035,874	883,899
PRPM LLC
Series 2021-5, Class A1 4.79%, 06/25/2026*(1)	637,730	632,647
Series 2021-3, Class A1 4.87%, 04/25/2026*(1)	330,512	328,216
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(2)	939,682	769,851

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Starwood Mtg. Residential Trust VRS
Series 2021-2, Class A1 0.94%, 05/25/2065*(2)		$ 160,670	$ 148,591
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)		1,673,774	1,490,232
			9,177,884
U.S. Government Agency — 0.1%
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3925, Class FL 5.92%, (SOFR30A+0.56%), 01/15/2041		81,364	81,186
Series 4001, Class FM 5.97%, (SOFR30A+0.61%), 02/15/2042		133,324	131,308
Series 3355, Class BF 6.17%, (SOFR30A+0.81%), 08/15/2037		154,098	153,632
Federal National Mtg. Assoc. REMIC FRS
Series 2012-93, Class BF 5.86%, (SOFR30A+0.51%), 09/25/2042		187,467	183,984
Government National Mtg. Assoc. REMIC FRS
Series 2010-14, Class FN 6.00%, (TSFR1M+0.66%), 02/16/2040		101,551	101,256
			651,366
Total Collateralized Mortgage Obligations (cost $10,825,798)			9,829,250
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 57.9%
U.S. Government — 52.9%
United States Treasury Bonds TIPS
0.25%, 02/15/2050(3)		14,285,297	9,205,226
0.63%, 02/15/2043(3)		9,394,619	7,342,142
0.75%, 02/15/2042		8,710,731	7,087,220
0.75%, 02/15/2045(3)		34,072,300	26,614,132
0.88%, 02/15/2047(3)		11,160,362	8,753,607
1.00%, 02/15/2046(3)		11,813,506	9,622,863
1.38%, 07/15/2033(3)(4)		18,216,664	17,690,936
1.38%, 02/15/2044(3)		7,171,520	6,395,941
1.50%, 02/15/2053(3)		982,926	866,230
2.13%, 02/15/2040(3)		3,488,544	3,571,476
United States Treasury Notes TIPS
0.13%, 01/15/2030 to 07/15/2031(3)		55,201,870	50,300,362
0.63%, 07/15/2032(3)		20,269,156	18,702,641
0.88%, 01/15/2029(3)		23,627,928	22,821,994
1.75%, 01/15/2034(3)		30,304,079	30,199,842
1.88%, 07/15/2034		4,075,047	4,115,796
			223,290,408
U.S. Government Agency — 5.0%
Uniform Mtg. Backed Securities
5.50%, September 30 TBA		9,200,000	9,262,469
6.00%, September 30 TBA		11,600,000	11,812,932
			21,075,401
Total U.S. Government & Agency Obligations (cost $280,198,658)			244,365,809
FOREIGN GOVERNMENT OBLIGATIONS — 38.4%
Regional(State/Province) — 2.9%
Province of Ontario, Canada TIPS
2.00%, 12/01/2036(3)	CAD	15,608,239	11,012,341
Security Description		Shares or Principal Amount	Value

Regional(State/Province) (continued)
Queensland Treasury Corp.
5.25%, 07/21/2036*	AUD	2,000,000	$ 1,395,042
			12,407,383
Sovereign — 35.5%
Commonwealth of Australia TIPS
0.75%, 11/21/2027(3)	AUD	15,506,857	10,334,329
1.25%, 08/21/2040(3)	AUD	8,378,691	5,158,316
2.00%, 08/21/2035(3)	AUD	25,244,587	17,533,532
Federative Republic of Brazil TIPS
6.00%, 05/15/2027(3)	BRL	11,416,000	8,780,179
6.00%, 05/15/2035	BRL	10,467,000	7,993,798
French Republic Government Bond OAT TIPS
0.10%, 07/25/2031*(3)	EUR	17,215,905	18,143,640
Government of New Zealand TIPS
2.00%, 09/20/2025(3)	NZD	47,828,351	29,758,119
2.50%, 09/20/2040(3)	NZD	11,593,217	7,005,090
Government of Romania TIPS
4.63%, 04/03/2049(3)	EUR	1,850,000	1,707,771
Government of Spain TIPS
0.70%, 11/30/2033*	EUR	9,038,414	9,618,056
Republic of Italy TIPS
0.55%, 05/21/2026*(3)	EUR	16,003,223	17,273,295
United Mexican States
6.00%, 05/07/2036		$ 500,000	503,581
United Mexican States TIPS
2.75%, 11/27/2031(3)	MXN	308,841,502	13,328,990
4.00%, 10/29/2054	MXN	66,870,785	2,780,718
			149,919,414
Total Foreign Government Obligations (cost $166,694,933)			162,326,797
MUNICIPAL SECURITIES — 0.8%
City of New York, NY General Obligation Bonds
5.99%, 12/01/2036		1,580,000	1,674,718
Illinois State Toll Highway Authority Revenue Bonds
5.85%, 12/01/2034		1,520,000	1,620,959
Total Municipal Securities (cost $3,645,364)			3,295,677
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 1.00%, 12/31/2049†(5) (cost $0)		1,000,000	903
Total Long-Term Investment Securities (cost $480,472,446)			439,178,739

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 1.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 08/30/2024, to be repurchased 09/03/2024 in the amount of $5,396,037 and collateralized by $5,480,400 of United States Treasury Notes, bearing interest at 3.63% due 05/15/2026 and having an approximate value of $5,503,130
(cost $5,395,078)	$ 5,395,079	$ 5,395,078
TOTAL INVESTMENTS (cost $485,867,524)	105.2%	444,573,817
Other assets less liabilities	(5.2)	(22,135,669)
NET ASSETS	100.0%	$422,438,148
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Inflation Protected Fund has no right to demand registration of these securities. At August 31, 2024, the aggregate value of these securities was $63,229,767 representing 15.0% of net assets.
†	Non-income producing security
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of August 31, 2024.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Principal amount of security is adjusted for inflation.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	Securities classified as Level 3 (see Note 1).
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro Currency
MXN—Mexican Peso
NZD—New Zealand Dollar
The rates shown on FRS and/or VRS are the current interest rates at August 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Inflation Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Bank of America, N.A.	34,940,000	USD	Fixed 3.430%	12-Month USA CPI	Maturity	Maturity	Apr 2027	$—	$(386,386)	$(386,386)
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
71	Long	U.S. Treasury 5 Year Notes	December 2024	$ 7,766,950	$ 7,767,290	$ 340
114	Short	Canada 10 Year Bonds	December 2024	10,514,860	10,409,854	105,006
19	Short	U.S. Treasury Ultra Bonds	December 2024	2,510,033	2,506,813	3,220
						$108,566
						Unrealized (Depreciation)
70	Long	Australian 10 Year Bonds	September 2024	$ 5,545,674	$ 5,523,305	$ (22,369)
67	Long	U.S. Treasury 10 Year Notes	December 2024	7,668,716	7,608,687	(60,029)
118	Long	U.S. Treasury 2 Year Notes	December 2024	24,519,603	24,490,531	(29,072)
31	Long	U.S. Treasury Long Bonds	December 2024	3,874,554	3,816,875	(57,679)
37	Long	U.S. Treasury Ultra 10 Year Notes	December 2024	4,385,498	4,345,188	(40,310)
121	Short	Euro-BTP	September 2024	15,569,946	15,899,265	(329,319)
98	Short	Euro-BUND	September 2024	14,490,949	14,506,362	(15,413)
120	Short	Euro-OAT	September 2024	16,522,982	16,722,932	(199,950)
						$(754,141)
		Net Unrealized Appreciation (Depreciation)				$(645,575)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Australia & New Zealand Banking Group	NZD	58,229,000	USD	35,887,639	09/18/2024	$ —	$ (516,245)

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	NZD	690,000	USD	414,573	09/18/2024	$ —	$ (16,805)
Barclays Bank PLC	BRL	1,800,000	USD	327,041	09/18/2024	8,149	—
	MXN	41,544,000	USD	2,257,078	09/18/2024	152,281	—
						160,430	—
Citibank, N.A.	CAD	22,924,000	USD	16,711,599	09/18/2024	—	(307,037)
	MXN	19,942,000	USD	1,061,789	09/18/2024	51,441	—
						51,441	(307,037)
Credit Agricole SA	USD	6,935,119	CAD	9,468,000	09/18/2024	93,865	—
	USD	313,100	NZD	515,000	09/18/2024	8,870	—
						102,735	—
Deutsche Bank AG	EUR	36,055,000	USD	38,747,948	09/18/2024	—	(1,132,858)
	MXN	6,500,000	USD	340,068	09/18/2024	10,750	—
						10,750	(1,132,858)
Goldman Sachs International	BRL	93,901,000	USD	16,983,163	09/18/2024	347,457	—
HSBC Bank PLC	AUD	770,000	USD	519,434	09/18/2024	—	(1,932)
	MXN	259,195,000	USD	13,792,019	09/18/2024	660,090	—
						660,090	(1,932)
JPMorgan Chase Bank, N.A.	CAD	2,230,000	USD	1,625,773	09/18/2024	—	(29,766)
Natwest Markets PLC	USD	388,463	MXN	7,600,000	09/18/2024	—	(3,414)
Royal Bank of Canada	EUR	610,000	USD	682,209	09/18/2024	7,482	—
	NZD	690,000	USD	423,359	09/18/2024	—	(8,018)
	USD	359,110	CAD	490,000	09/18/2024	4,664	—
						12,146	(8,018)
Standard Chartered Bank	USD	272,762	EUR	253,000	09/18/2024	7,084	—
State Street Bank & Trust Co.	AUD	47,447,000	USD	31,561,891	09/18/2024	—	(564,423)
State Street Bank & Trust Company	MXN	2,710,000	USD	146,684	09/18/2024	9,384	—
UBS AG	AUD	2,920,000	USD	1,956,411	09/18/2024	—	(20,718)
	EUR	8,756,000	USD	9,706,683	09/18/2024	21,581	—
						21,581	(20,718)
Unrealized Appreciation (Depreciation)						$1,383,098	$(2,601,216)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro Currency
MXN—Mexican Peso
NZD—New Zealand Dollar
USD—United States Dollar

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$12,008,448	$—	$12,008,448
Asset Backed Securities	—	7,351,855	—	7,351,855
Collateralized Mortgage Obligations	—	9,829,250	—	9,829,250
U.S. Government & Agency Obligations	—	244,365,809	—	244,365,809
Foreign Government Obligations	—	162,326,797	—	162,326,797
Municipal Securities	—	3,295,677	—	3,295,677
Escrows and Litigation Trusts	—	—	903	903
Repurchase Agreements	—	5,395,078	—	5,395,078
Total Investments at Value	$—	$444,572,914	$903	$444,573,817
Other Financial Instruments:†
Futures Contracts	$108,566	$—	$—	$108,566
Forward Foreign Currency Contracts	—	1,383,098	—	1,383,098
Total Other Financial Instruments	$108,566	$1,383,098	$—	$1,491,664
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$386,386	$—	$386,386
Futures Contracts	754,141	—	—	754,141
Forward Foreign Currency Contracts	—	2,601,216	—	2,601,216
Total Other Financial Instruments	$754,141	$2,987,602	$—	$3,741,743
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 94.7%
Australia — 6.9%
Ampol, Ltd.	25,861	$ 507,765
ANZ Group Holdings, Ltd.	326,379	6,741,348
APA Group#	139,271	715,369
Aristocrat Leisure, Ltd.	62,047	2,306,802
ASX, Ltd.#	21,041	871,569
Aurizon Holdings, Ltd.#	199,755	458,326
BHP Group, Ltd.	550,369	15,253,627
BlueScope Steel, Ltd.#	48,094	676,273
Brambles, Ltd.	151,127	1,870,552
CAR Group, Ltd.	38,882	1,001,392
Cochlear, Ltd.	7,107	1,450,614
Coles Group, Ltd.	145,355	1,851,372
Commonwealth Bank of Australia	181,648	17,225,799
Computershare, Ltd.	58,086	1,121,662
CSL, Ltd.	52,443	10,940,855
Dexus#	116,722	570,183
Endeavour Group, Ltd.#	165,205	598,683
Fortescue, Ltd.	183,773	2,264,713
Goodman Group	185,491	4,218,576
GPT Group	207,881	691,881
Insurance Australia Group, Ltd.	259,140	1,329,340
Lottery Corp., Ltd.	241,543	818,945
Macquarie Group, Ltd.	39,482	5,791,657
Medibank Private, Ltd.	298,868	783,765
Mineral Resources, Ltd.#	19,066	521,477
Mirvac Group#	428,209	590,930
National Australia Bank, Ltd.	336,715	8,741,399
Northern Star Resources, Ltd.	124,744	1,285,706
Orica, Ltd.	52,753	636,531
Origin Energy, Ltd.	186,955	1,260,091
Pilbara Minerals, Ltd.#	310,288	626,807
Pro Medicus, Ltd.	6,233	638,608
Qantas Airways, Ltd.†	86,647	394,991
QBE Insurance Group, Ltd.	163,042	1,741,864
Ramsay Health Care, Ltd.#	19,947	562,867
REA Group, Ltd.#	5,735	855,695
Reece, Ltd.#	24,536	456,631
Rio Tinto, Ltd.#	40,285	3,041,240
Santos, Ltd.	352,452	1,731,251
Scentre Group	563,774	1,320,017
SEEK, Ltd.#	38,657	606,667
Seven Group Holdings, Ltd.#	21,622	604,137
Sonic Healthcare, Ltd.#	49,527	929,829
South32, Ltd.	491,521	1,044,209
Stockland	259,059	884,878
Suncorp Group, Ltd.	138,073	1,658,249
Telstra Group, Ltd.	438,865	1,170,088
Transurban Group	335,567	3,090,324
Treasury Wine Estates, Ltd.	88,057	680,943
Vicinity, Ltd.	419,916	634,176
Washington H. Soul Pattinson & Co., Ltd.#	25,462	596,873
Wesfarmers, Ltd.	123,148	6,048,456
Westpac Banking Corp.	376,924	8,005,193
WiseTech Global, Ltd.#	18,093	1,465,474
Woodside Energy Group, Ltd.	206,055	3,794,389
Woolworths Group, Ltd.	132,568	3,208,495
		138,889,553
Austria — 0.2%
Erste Group Bank AG	36,542	2,012,756
OMV AG	15,982	697,191
Security Description	Shares or Principal Amount	Value

Austria (continued)
Verbund AG	7,390	$ 630,525
voestalpine AG	11,626	284,115
		3,624,587
Belgium — 0.8%
Ageas SA#	17,339	895,290
Anheuser-Busch InBev SA NV#	97,517	5,989,394
D'ieteren Group#	2,331	567,071
Elia Group SA#	3,191	349,957
Groupe Bruxelles Lambert NV	9,552	739,910
KBC Group NV	27,172	2,117,011
Lotus Bakeries NV#	44	553,646
Sofina SA#	1,673	409,095
Syensqo SA#	8,043	665,207
UCB SA#	13,720	2,490,516
Umicore SA#	22,729	287,084
Warehouses De Pauw CVA#	19,051	510,083
		15,574,264
Bermuda — 0.1%
Aegon, Ltd.#	147,702	903,030
CK Infrastructure Holdings, Ltd.	68,500	507,263
Hongkong Land Holdings, Ltd.	119,700	448,980
Jardine Matheson Holdings, Ltd.	17,186	619,723
		2,478,996
Cayman Islands — 0.5%
CK Asset Holdings, Ltd.	210,308	852,046
CK Hutchison Holdings, Ltd.	290,808	1,607,966
Futu Holdings, Ltd. ADR†	6,078	386,318
Grab Holdings, Ltd., Class A†	228,151	734,646
HKT Trust & HKT, Ltd.	411,000	522,612
Sands China, Ltd.†	263,600	482,677
Sea, Ltd. ADR†	39,746	3,112,509
SITC International Holdings Co., Ltd.	146,000	343,635
WH Group, Ltd.*	905,000	657,825
Wharf Real Estate Investment Co., Ltd.	181,000	528,060
		9,228,294
Denmark — 3.5%
AP Moller-Maersk A/S, Series A	329	478,878
AP Moller-Maersk A/S, Series B	486	726,148
Carlsberg A/S, Class B	10,367	1,219,944
Coloplast A/S, Class B	13,687	1,867,094
Danske Bank A/S	74,852	2,338,091
Demant A/S†	10,797	458,470
DSV A/S	18,579	3,331,102
Genmab A/S†	7,176	1,994,897
Novo Nordisk A/S, Class B	354,145	49,310,324
Novonesis (Novozymes), Class B	40,489	2,814,107
Orsted A/S*†	20,529	1,189,426
Pandora A/S	8,899	1,562,689
ROCKWOOL A/S, Class B	1,009	439,087
Tryg A/S	37,891	846,215
Vestas Wind Systems A/S†	109,592	2,527,035
		71,103,507
Finland — 1.0%
Elisa Oyj	15,435	772,137
Fortum Oyj	48,686	778,869
Kesko Oyj, Class B	29,640	603,144
Kone Oyj, Class B	36,885	1,993,157
Metso Oyj	67,471	688,018
Neste Oyj	45,912	1,074,123

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Nokia Oyj	578,724	$ 2,574,385
Nordea Bank Abp	342,387	4,046,291
Orion Oyj, Class B	11,710	622,003
Sampo Oyj, Class A	48,990	2,189,745
Stora Enso Oyj, Class R	63,149	818,597
UPM-Kymmene Oyj	57,922	1,962,045
Wartsila OYJ Abp	54,582	1,209,145
		19,331,659
France — 9.8%
Accor SA	21,041	885,893
Aeroports de Paris SA	3,759	492,734
Air Liquide SA	62,643	11,689,631
Alstom SA	37,533	767,094
Amundi SA*	6,663	501,215
Arkema SA	6,515	606,393
AXA SA	197,091	7,499,023
BioMerieux	4,496	520,503
BNP Paribas SA	112,073	7,757,979
Bollore SE	77,313	509,191
Bouygues SA	20,562	737,015
Bureau Veritas SA	34,469	1,137,630
Capgemini SE	16,858	3,517,210
Carrefour SA	61,535	992,097
Cie de Saint-Gobain SA	49,465	4,327,616
Cie Generale des Etablissements Michelin SCA	73,709	2,894,832
Covivio SA	5,481	305,492
Credit Agricole SA	114,931	1,799,300
Danone SA	69,875	4,851,703
Dassault Aviation SA	2,142	461,443
Dassault Systemes SE	72,624	2,837,864
Edenred SE	27,086	1,147,814
Eiffage SA	7,976	836,405
Engie SA	198,210	3,491,240
EssilorLuxottica SA	32,014	7,584,170
Eurazeo SE	4,954	390,701
Gecina SA	4,992	549,310
Getlink SE	32,828	592,361
Hermes International SCA	3,437	8,245,373
Ipsen SA	4,093	496,529
Kering SA	8,079	2,325,184
Klepierre SA	23,348	698,597
La Francaise des Jeux SAEM*	11,400	464,941
Legrand SA	28,653	3,229,689
L'Oreal SA	26,113	11,453,934
LVMH Moet Hennessy Louis Vuitton SE	29,927	22,448,838
Orange SA	202,071	2,301,205
Pernod Ricard SA	22,193	3,161,275
Publicis Groupe SA	24,838	2,731,030
Remy Cointreau SA	2,503	204,299
Renault SA	20,860	990,899
Rexel SA	24,476	618,520
Safran SA	37,093	8,121,423
Sanofi SA	123,532	13,817,859
Sartorius Stedim Biotech	3,169	648,453
Schneider Electric SE	59,057	15,007,000
SEB SA	2,702	282,769
Societe Generale SA	78,426	1,895,815
Sodexo SA	9,601	854,593
Teleperformance SE	5,852	644,554
Thales SA	10,265	1,726,029
TotalEnergies SE	233,121	16,093,185
Security Description	Shares or Principal Amount	Value

France (continued)
Veolia Environnement SA	74,786	$ 2,476,504
Vinci SA	54,384	6,506,084
Vivendi SE	78,238	877,832
		198,006,272
Germany — 8.2%
adidas AG	17,580	4,496,939
Allianz SE	42,510	13,170,091
BASF SE	96,858	4,910,403
Bayer AG	106,614	3,295,546
Bayerische Motoren Werke AG	34,606	3,204,431
Bayerische Motoren Werke AG (Preference Shares)	6,394	552,443
Bechtle AG	8,888	382,789
Beiersdorf AG	10,939	1,583,158
Brenntag SE	14,102	1,048,482
Carl Zeiss Meditec AG	4,368	319,499
Commerzbank AG	114,402	1,693,538
Continental AG	11,938	806,756
Covestro AG*†	20,510	1,255,877
CTS Eventim AG & Co. KGaA	6,772	635,305
Daimler Truck Holding AG	58,050	2,225,262
Delivery Hero SE*†	20,825	657,123
Deutsche Bank AG	205,644	3,343,906
Deutsche Boerse AG	20,619	4,626,368
Deutsche Lufthansa AG	64,929	422,752
Deutsche Post AG	107,571	4,673,337
Deutsche Telekom AG	351,739	9,986,736
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	12,358	967,159
E.ON SE	243,643	3,451,786
Evonik Industries AG	27,814	616,555
Fresenius Medical Care AG	22,289	859,318
Fresenius SE & Co. KGaA†	45,842	1,690,359
GEA Group AG	16,831	789,391
Hannover Rueck SE	6,544	1,855,486
Heidelberg Materials AG	14,819	1,568,014
Henkel AG & Co. KGaA	11,277	937,077
Henkel AG & Co. KGaA (Preference Shares)	18,368	1,680,191
Infineon Technologies AG	141,720	5,162,251
Knorr-Bremse AG	7,872	648,302
LEG Immobilien SE	8,042	772,350
Mercedes-Benz Group AG	87,075	6,004,317
Merck KGaA	14,025	2,729,188
MTU Aero Engines AG	5,841	1,743,124
Muenchener Rueckversicherungs-Gesellschaft AG	14,810	8,010,821
Nemetschek SE	6,267	653,243
Porsche Automobil Holding SE (Preference Shares)	16,617	746,975
Puma SE	11,457	495,161
Rational AG	555	559,677
Rheinmetall AG	4,727	2,823,157
RWE AG	68,614	2,475,993
SAP SE	113,321	24,716,082
Sartorius AG (Preference Shares)	2,844	784,545
Scout24 SE*	8,139	621,764
Siemens AG	82,476	15,429,123
Siemens Energy AG†	65,056	1,874,509
Siemens Healthineers AG*	30,603	1,779,113
Symrise AG	14,410	1,897,683
Talanx AG	7,006	603,219
Volkswagen AG	3,202	357,687
Volkswagen AG (Preference Shares)	22,378	2,378,870
Vonovia SE	79,566	2,743,788
Zalando SE*†	24,332	631,082
		164,348,101

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong — 1.3%
AIA Group, Ltd.	1,219,600	$ 8,699,263
BOC Hong Kong Holdings, Ltd.	401,500	1,264,866
CLP Holdings, Ltd.	178,000	1,593,619
Galaxy Entertainment Group, Ltd.	237,000	921,116
Hang Seng Bank, Ltd.	83,000	1,001,150
Henderson Land Development Co., Ltd.	157,231	490,731
Hong Kong & China Gas Co., Ltd.	1,214,523	985,950
Hong Kong Exchanges & Clearing, Ltd.	130,700	4,006,519
Link REIT	277,180	1,307,130
MTR Corp., Ltd.#	168,500	596,475
Power Assets Holdings, Ltd.	150,500	1,048,393
Sino Land Co., Ltd.	422,000	451,335
Sun Hung Kai Properties, Ltd.	157,000	1,533,152
Swire Pacific, Ltd., Class A	46,000	391,548
Swire Properties, Ltd.	127,000	234,247
Techtronic Industries Co., Ltd.	149,500	2,010,719
Wharf Holdings, Ltd.	116,000	305,031
		26,841,244
Ireland — 0.6%
AIB Group PLC	184,724	1,113,434
Bank of Ireland Group PLC	112,930	1,300,688
DCC PLC	10,728	759,394
Flutter Entertainment PLC†	19,257	4,121,321
James Hardie Industries PLC CDI†	47,281	1,776,436
Kerry Group PLC, Class A	16,957	1,702,209
Kingspan Group PLC	16,903	1,481,665
		12,255,147
Isle of Man — 0.0%
Entain PLC#	69,340	588,861
Israel — 0.7%
Azrieli Group, Ltd.	4,606	313,211
Bank Hapoalim BM	137,867	1,374,944
Bank Leumi Le-Israel BM	165,262	1,597,040
Check Point Software Technologies, Ltd.†	9,802	1,886,885
CyberArk Software, Ltd.†	4,592	1,316,710
Elbit Systems, Ltd.	2,896	594,542
Global-e Online, Ltd.#†	10,829	372,734
ICL Group, Ltd.	83,971	382,092
Israel Discount Bank, Ltd., Class A	134,242	745,088
Mizrahi Tefahot Bank, Ltd.	16,811	643,726
Monday.com, Ltd.†	3,982	1,058,774
Nice, Ltd.†	6,823	1,186,147
Teva Pharmaceutical Industries, Ltd. ADR†	121,584	2,294,290
Wix.com, Ltd.†	5,737	955,899
		14,722,082
Italy — 2.0%
Amplifon SpA#	13,512	437,105
Banco BPM SpA	139,765	952,988
DiaSorin SpA#	2,429	280,640
Enel SpA	882,640	6,713,983
Eni SpA	231,684	3,773,771
FinecoBank Banca Fineco SpA	66,306	1,136,216
Generali	110,686	3,053,038
Infrastrutture Wireless Italiane SpA*#	36,471	436,378
Intesa Sanpaolo SpA	1,587,257	6,632,295
Leonardo SpA	43,919	1,124,974
Mediobanca Banca di Credito Finanziario SpA	55,342	938,506
Moncler SpA	23,858	1,462,685
Nexi SpA*#†	64,088	449,105
Security Description	Shares or Principal Amount	Value

Italy (continued)
Poste Italiane SpA*	49,609	$ 690,120
Prysmian SpA	28,509	2,005,021
Recordati Industria Chimica e Farmaceutica SpA	11,347	665,920
Snam SpA#	218,835	1,086,084
Telecom Italia SpA#†	1,081,322	286,643
Terna - Rete Elettrica Nazionale#	152,689	1,330,932
UniCredit SpA	164,263	6,825,976
		40,282,380
Japan — 21.6%
Advantest Corp.	83,100	3,858,913
Aeon Co., Ltd.#	71,000	1,777,770
AGC, Inc.	21,200	670,262
Aisin Corp.	16,000	561,030
Ajinomoto Co., Inc.#	50,900	1,954,751
ANA Holdings, Inc.	17,300	349,766
Asahi Group Holdings, Ltd.	52,300	1,948,260
Asahi Kasei Corp.	136,100	965,951
Asics Corp.	70,000	1,393,365
Astellas Pharma, Inc.	196,400	2,446,927
Bandai Namco Holdings, Inc.	65,000	1,397,488
Bridgestone Corp.	62,000	2,430,470
Brother Industries, Ltd.	25,200	472,166
Canon, Inc.#	108,600	3,749,357
Capcom Co., Ltd.	37,600	821,346
Central Japan Railway Co.#	83,800	1,946,649
Chiba Bank, Ltd.	57,500	484,855
Chubu Electric Power Co., Inc.	69,900	873,278
Chugai Pharmaceutical Co., Ltd.	72,900	3,698,183
Concordia Financial Group, Ltd.#	114,000	645,910
Dai Nippon Printing Co., Ltd.#	22,600	815,458
Daifuku Co., Ltd.	32,973	639,341
Dai-ichi Life Holdings, Inc.	98,200	2,831,419
Daiichi Sankyo Co., Ltd.	200,700	8,441,033
Daikin Industries, Ltd.	28,600	3,639,502
Daito Trust Construction Co., Ltd.	6,400	791,573
Daiwa House Industry Co., Ltd.	60,800	1,876,394
Daiwa Securities Group, Inc.#	144,800	1,081,868
Denso Corp.	205,200	3,179,330
Dentsu Group, Inc.	22,000	677,962
Disco Corp.	10,000	2,961,291
East Japan Railway Co.	98,500	1,897,767
Eisai Co., Ltd.#	27,400	1,143,480
ENEOS Holdings, Inc.	312,700	1,702,552
FANUC Corp.	103,400	3,048,018
Fast Retailing Co., Ltd.#	19,000	6,107,090
Fuji Electric Co., Ltd.	13,800	832,794
FUJIFILM Holdings Corp.	121,500	3,274,455
Fujitsu, Ltd.	191,000	3,435,698
Hamamatsu Photonics KK#	15,200	405,076
Hankyu Hanshin Holdings, Inc.	24,800	761,545
Hikari Tsushin, Inc.	1,900	401,248
Hitachi Construction Machinery Co., Ltd.	11,700	285,937
Hitachi, Ltd.	503,000	12,340,793
Honda Motor Co., Ltd.	487,000	5,338,214
Hoshizaki Corp.	11,800	382,090
Hoya Corp.	38,100	5,422,534
Hulic Co., Ltd.#	41,700	431,960
Ibiden Co., Ltd.#	12,200	425,686
Idemitsu Kosan Co., Ltd.	98,180	715,452
Inpex Corp.	102,500	1,536,493
Isuzu Motors, Ltd.	63,300	954,468
ITOCHU Corp.#	129,000	6,864,761

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Japan Airlines Co., Ltd.	15,600	$ 263,145
Japan Exchange Group, Inc.	53,800	1,250,704
Japan Post Bank Co., Ltd.	157,000	1,473,796
Japan Post Holdings Co., Ltd.	226,200	2,211,552
Japan Post Insurance Co., Ltd.	20,800	393,050
Japan Real Estate Investment Corp.	139	558,929
Japan Tobacco, Inc.	130,200	3,774,173
JFE Holdings, Inc.	62,400	863,792
Kajima Corp.	45,900	842,238
Kansai Electric Power Co., Inc.	76,400	1,358,504
Kao Corp.	50,600	2,273,398
Kawasaki Kisen Kaisha, Ltd.#	42,700	631,821
KDDI Corp.	162,400	5,468,542
Keisei Electric Railway Co., Ltd.#	14,000	443,020
Keyence Corp.	21,100	10,155,287
Kikkoman Corp.#	73,600	832,145
Kintetsu Group Holdings Co., Ltd.	19,700	460,210
Kirin Holdings Co., Ltd.	84,300	1,274,435
Kobe Bussan Co., Ltd.#	16,340	474,475
Koito Manufacturing Co., Ltd.	21,700	318,238
Komatsu, Ltd.	100,400	2,795,344
Konami Group Corp.	10,900	979,896
Kubota Corp.	108,500	1,521,713
Kyocera Corp.	139,300	1,720,456
Kyowa Kirin Co., Ltd.#	29,300	668,597
Lasertec Corp.	8,725	1,699,606
LY Corp.	290,100	800,234
M3, Inc.#	47,900	461,376
Makita Corp.	24,300	816,350
Marubeni Corp.#	154,600	2,664,247
MatsukiyoCocokara & Co.	37,200	601,861
Mazda Motor Corp.	61,700	521,502
McDonald's Holdings Co. Japan, Ltd.#	9,400	413,855
MEIJI Holdings Co., Ltd.#	25,500	633,681
Minebea Mitsumi, Inc.	39,400	832,682
Mitsubishi Chemical Group Corp.	147,100	861,014
Mitsubishi Corp.	362,800	7,553,652
Mitsubishi Electric Corp.	209,700	3,502,239
Mitsubishi Estate Co., Ltd.	122,200	2,106,419
Mitsubishi HC Capital, Inc.	87,500	632,148
Mitsubishi Heavy Industries, Ltd.	347,800	4,687,604
Mitsubishi UFJ Financial Group, Inc.	1,205,000	12,734,733
Mitsui & Co., Ltd.	279,200	6,064,584
Mitsui Chemicals, Inc.	18,500	495,712
Mitsui Fudosan Co., Ltd.	289,800	3,141,736
Mitsui OSK Lines, Ltd.#	37,300	1,347,542
Mizuho Financial Group, Inc.	261,820	5,442,901
MonotaRO Co., Ltd.#	27,200	430,216
MS&AD Insurance Group Holdings, Inc.	139,600	3,210,318
Murata Manufacturing Co., Ltd.	187,000	3,913,852
NEC Corp.	26,600	2,367,317
Nexon Co., Ltd.	36,500	718,860
NIDEC Corp.#	45,300	1,858,377
Nintendo Co., Ltd.	112,700	6,187,268
Nippon Building Fund, Inc.	166	746,271
Nippon Express Holdings, Inc.	7,900	404,795
Nippon Paint Holdings Co., Ltd.	102,900	648,975
Nippon Prologis REIT, Inc.	246	433,881
Nippon Sanso Holdings Corp.	18,800	646,904
Nippon Steel Corp.#	92,800	2,112,355
Nippon Telegraph & Telephone Corp.	3,242,800	3,465,968
Nippon Yusen KK#	49,800	1,809,552
Security Description	Shares or Principal Amount	Value

Japan (continued)
Nissan Chemical Corp.	13,600	$ 468,279
Nissan Motor Co., Ltd.#	254,600	748,076
Nissin Foods Holdings Co., Ltd.#	21,800	567,925
Nitori Holdings Co., Ltd.	8,700	1,291,555
Nitto Denko Corp.	15,600	1,308,287
Nomura Holdings, Inc.	326,100	1,918,777
Nomura Real Estate Holdings, Inc.	11,900	342,348
Nomura Real Estate Master Fund, Inc.	435	439,457
Nomura Research Institute, Ltd.#	41,000	1,383,974
NTT Data Group Corp.	68,500	1,044,600
Obayashi Corp.	70,500	907,088
Obic Co., Ltd.#	7,000	1,213,717
Olympus Corp.	125,300	2,291,820
Omron Corp.	19,000	789,268
Ono Pharmaceutical Co., Ltd.	40,600	600,374
Oracle Corp. Japan	4,200	379,574
Oriental Land Co., Ltd.#	118,400	3,227,737
ORIX Corp.	125,300	3,145,365
Osaka Gas Co., Ltd.	40,000	986,423
Otsuka Corp.	24,700	586,783
Otsuka Holdings Co., Ltd.	45,400	2,669,024
Pan Pacific International Holdings Corp.	41,300	1,054,452
Panasonic Holdings Corp.	253,030	2,130,585
Rakuten Group, Inc.†	162,800	1,161,200
Recruit Holdings Co., Ltd.	161,183	10,065,616
Renesas Electronics Corp.	162,400	2,831,808
Resona Holdings, Inc.#	228,800	1,624,350
Ricoh Co., Ltd.	59,500	626,611
Rohm Co., Ltd.#	35,800	453,059
SBI Holdings, Inc.	29,500	725,948
SCREEN Holdings Co., Ltd.	8,800	665,263
SCSK Corp.	16,942	340,494
Secom Co., Ltd.	22,800	1,664,353
Seiko Epson Corp.#	31,300	579,144
Sekisui Chemical Co., Ltd.	41,400	631,662
Sekisui House, Ltd.	64,700	1,661,198
Seven & i Holdings Co., Ltd.	242,900	3,502,947
SG Holdings Co., Ltd.#	34,756	378,427
Shimadzu Corp.	25,700	857,990
Shimano, Inc.	8,300	1,562,790
Shin-Etsu Chemical Co., Ltd.	195,500	8,666,109
Shionogi & Co., Ltd.	27,300	1,276,556
Shiseido Co., Ltd.#	43,400	959,273
Shizuoka Financial Group, Inc.	47,600	425,300
SMC Corp.	6,200	2,862,629
SoftBank Corp.#	309,700	4,332,207
SoftBank Group Corp.	111,700	6,495,531
Sompo Holdings, Inc.	96,700	2,290,718
Sony Group Corp.	135,500	13,238,292
Subaru Corp.	65,400	1,247,256
SUMCO Corp.#	38,004	439,192
Sumitomo Corp.	112,800	2,648,631
Sumitomo Electric Industries, Ltd.	77,500	1,286,762
Sumitomo Metal Mining Co., Ltd.#	26,800	754,397
Sumitomo Mitsui Financial Group, Inc.	135,800	9,013,949
Sumitomo Mitsui Trust Holdings, Inc.	71,100	1,804,050
Sumitomo Realty & Development Co., Ltd.	31,000	1,062,262
Suntory Beverage & Food, Ltd.	15,100	554,521
Suzuki Motor Corp.#	170,600	2,001,226
Sysmex Corp.#	54,600	1,059,341
T&D Holdings, Inc.#	53,100	898,057
Taisei Corp.#	18,000	812,757
Takeda Pharmaceutical Co., Ltd.	171,700	5,104,015

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
TDK Corp.	42,200	$ 2,883,688
Terumo Corp.#	145,600	2,698,824
TIS, Inc.	23,056	577,186
Toho Co., Ltd.#	12,100	467,467
Tokio Marine Holdings, Inc.	203,900	7,783,946
Tokyo Electric Power Co. Holdings, Inc.†	165,700	792,874
Tokyo Electron, Ltd.	51,200	9,172,243
Tokyo Gas Co., Ltd.	39,100	978,631
Tokyu Corp.	54,200	663,282
Toppan Holdings, Inc.	25,000	754,662
Toray Industries, Inc.	150,500	779,319
TOTO, Ltd.#	15,400	534,731
Toyota Industries Corp.	15,900	1,257,208
Toyota Motor Corp.	1,150,800	21,951,161
Toyota Tsusho Corp.	69,000	1,329,186
Trend Micro, Inc.	14,500	871,753
Unicharm Corp.	43,800	1,528,514
West Japan Railway Co.	47,700	910,826
Yakult Honsha Co., Ltd.	27,800	585,845
Yamaha Motor Co., Ltd.	96,900	848,008
Yamato Holdings Co., Ltd.	27,400	318,630
Yaskawa Electric Corp.#	26,000	866,180
Yokogawa Electric Corp.	24,800	697,155
Zensho Holdings Co., Ltd.	10,500	545,873
ZOZO, Inc.#	14,693	468,124
		435,394,721
Jersey — 0.6%
Experian PLC	99,679	4,853,925
Glencore PLC#	1,125,431	5,964,117
WPP PLC	117,046	1,118,701
		11,936,743
Luxembourg — 0.2%
ArcelorMittal SA	50,901	1,192,656
Eurofins Scientific SE	14,660	836,955
InPost SA†	21,704	402,550
Tenaris SA	51,245	755,718
		3,187,879
Netherlands — 5.9%
ABN AMRO Bank NV*	46,967	805,697
Adyen NV*#†	2,358	3,487,060
AerCap Holdings NV	22,221	2,164,770
Airbus SE	64,485	9,939,114
Akzo Nobel NV	18,514	1,186,398
Argenx SE†	6,449	3,339,565
ASM International NV	5,096	3,470,898
ASML Holding NV	43,363	39,218,940
ASR Nederland NV#	17,200	842,476
BE Semiconductor Industries NV#	8,366	1,098,749
Davide Campari-Milano NV#	66,809	617,511
Euronext NV*	8,717	931,141
EXOR NV	10,792	1,202,060
Ferrari NV	13,679	6,798,555
Ferrovial SE#	56,266	2,358,570
Heineken Holding NV	14,066	1,058,759
Heineken NV#	31,254	2,818,268
IMCD NV#	6,184	1,013,851
ING Groep NV	358,487	6,506,018
JDE Peet's NV#	13,224	303,051
Koninklijke Ahold Delhaize NV	102,455	3,519,378
Koninklijke KPN NV	428,378	1,748,933
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
Koninklijke Philips NV†	87,251	$ 2,626,697
NN Group NV	29,382	1,439,684
OCI NV	11,468	362,109
Prosus NV	153,837	5,733,126
QIAGEN NV	24,022	1,101,887
Randstad NV#	11,777	567,699
Stellantis NV	240,443	4,040,438
STMicroelectronics NV	73,477	2,357,695
Universal Music Group NV#	89,299	2,334,395
Wolters Kluwer NV	26,969	4,600,337
		119,593,829
New Zealand — 0.3%
Auckland International Airport, Ltd.#	144,573	685,699
Fisher & Paykel Healthcare Corp., Ltd.#	63,374	1,413,802
Mercury NZ, Ltd.	75,642	295,992
Meridian Energy, Ltd.	140,459	557,807
Spark New Zealand, Ltd.#	196,874	441,472
Xero, Ltd.†	15,704	1,528,024
		4,922,796
Norway — 0.5%
Aker BP ASA	34,294	825,690
DNB Bank ASA	92,073	1,948,523
Equinor ASA	97,770	2,621,580
Gjensidige Forsikring ASA	21,704	384,919
Kongsberg Gruppen ASA	9,546	1,010,669
Mowi ASA	50,506	879,973
Norsk Hydro ASA	143,984	807,037
Orkla ASA	76,073	676,569
Salmar ASA	7,164	372,356
Telenor ASA	68,342	846,846
Yara International ASA	17,968	523,628
		10,897,790
Portugal — 0.2%
EDP - Energias de Portugal SA	340,541	1,432,030
Galp Energia SGPS SA	50,435	1,046,670
Jeronimo Martins SGPS SA	30,731	569,886
		3,048,586
Singapore — 1.1%
CapitaLand Ascendas REIT	405,324	894,952
CapitaLand Integrated Commercial Trust	584,368	951,078
CapitaLand Investment, Ltd.#	282,300	587,314
DBS Group Holdings, Ltd.	216,200	6,032,028
Genting Singapore, Ltd.	656,200	405,710
Keppel, Ltd.	158,000	747,622
Oversea-Chinese Banking Corp., Ltd.	367,500	4,104,516
Sembcorp Industries, Ltd.	96,993	366,672
Singapore Airlines, Ltd.#	161,549	777,959
Singapore Exchange, Ltd.	93,000	773,092
Singapore Technologies Engineering, Ltd.	169,400	578,149
Singapore Telecommunications, Ltd.	896,100	2,150,472
United Overseas Bank, Ltd.	137,200	3,309,837
Wilmar International, Ltd.	208,500	501,984
		22,181,385
Spain — 2.5%
Acciona SA#	2,679	363,235
ACS Actividades de Construccion y Servicios SA	22,995	1,045,104
Aena SME SA*	8,139	1,648,499
Amadeus IT Group SA	48,889	3,298,704
Banco Bilbao Vizcaya Argentaria SA	633,540	6,727,828

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Banco de Sabadell SA	590,379	$ 1,269,914
Banco Santander SA	1,717,411	8,542,355
CaixaBank SA	407,070	2,460,284
Cellnex Telecom SA*#	53,667	2,078,111
EDP Renovaveis SA#	33,866	541,980
Endesa SA	34,469	727,648
Grifols SA#†	32,371	359,723
Iberdrola SA	645,802	9,167,227
Industria de Diseno Textil SA#	118,378	6,427,110
Redeia Corp. SA	44,039	838,404
Repsol SA	132,113	1,825,095
Telefonica SA#	499,237	2,260,635
		49,581,856
SupraNational — 0.1%
Unibail-Rodamco-Westfield	12,825	1,027,620
Sweden — 3.0%
Alfa Laval AB	31,398	1,408,192
Assa Abloy AB, Class B	108,771	3,509,301
Atlas Copco AB, Class A	291,495	5,295,474
Atlas Copco AB, Class B	169,388	2,712,391
Beijer Ref AB	39,160	674,824
Boliden AB	29,682	909,383
Epiroc AB, Class A	71,517	1,380,508
Epiroc AB, Class B	42,320	752,965
EQT AB	40,534	1,357,317
Essity AB, Class B	66,122	2,007,158
Evolution AB*	19,961	2,077,723
Fastighets AB Balder, Class B†	71,925	564,662
Getinge AB, Class B	24,823	516,781
H & M Hennes & Mauritz AB, Class B	62,304	986,929
Hexagon AB, Class B	225,310	2,319,160
Holmen AB, Class B	8,272	338,841
Husqvarna AB, Class B	38,049	256,695
Industrivarden AB, Class A	13,386	481,819
Industrivarden AB, Class C	17,083	614,080
Indutrade AB	29,653	933,454
Investment AB Latour, Class B	16,068	485,920
Investor AB, Class B	187,833	5,596,945
L E Lundbergforetagen AB, Class B	8,248	453,075
Lifco AB, Class B	25,297	850,034
Nibe Industrier AB, Class B	164,463	813,894
Saab AB, Class B	34,760	821,551
Sagax AB, Class B	23,839	629,148
Sandvik AB	115,708	2,465,180
Securitas AB, Class B	53,372	625,111
Skandinaviska Enskilda Banken AB, Class A	172,209	2,660,923
Skanska AB, Class B	36,925	746,716
SKF AB, Class B	36,990	701,243
Svenska Cellulosa AB SCA, Class B	65,765	917,992
Svenska Handelsbanken AB, Class A	158,287	1,639,772
Swedbank AB, Class A	92,135	1,975,175
Swedish Orphan Biovitrum AB†	21,150	659,095
Tele2 AB, Class B	58,226	660,760
Telefonaktiebolaget LM Ericsson, Class B	301,055	2,245,221
Telia Co. AB	256,030	794,477
Trelleborg AB, Class B	23,364	912,719
Volvo AB, Class A	21,728	585,319
Volvo AB, Class B	172,385	4,580,739
Volvo Car AB, Class B†	80,835	231,641
		61,150,307
Security Description	Shares or Principal Amount	Value

Switzerland — 9.7%
ABB, Ltd.	173,602	$ 9,950,293
Adecco Group AG	18,278	621,074
Alcon, Inc.	54,228	5,258,465
Avolta AG#	9,937	385,463
Bachem Holding AG#	3,663	350,273
Baloise Holding AG#	4,970	960,355
Banque Cantonale Vaudoise#	3,269	350,430
Barry Callebaut AG#	387	625,638
BKW AG#	2,292	430,657
Chocoladefabriken Lindt & Spruengli AG	12	1,570,668
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)#	105	1,386,564
Cie Financiere Richemont SA, Class A	58,339	9,202,864
Clariant AG#	23,415	367,916
Coca-Cola HBC AG	23,801	885,204
DSM-Firmenich AG	20,182	2,746,652
EMS-Chemie Holding AG#	761	637,646
Geberit AG	3,628	2,312,752
Givaudan SA	1,002	5,138,766
Helvetia Holding AG#	4,028	637,215
Holcim AG	56,563	5,447,186
Julius Baer Group, Ltd.	22,356	1,312,270
Kuehne + Nagel International AG	5,242	1,624,366
Logitech International SA	16,907	1,534,657
Lonza Group AG	8,081	5,289,206
Nestle SA	289,752	31,026,649
Novartis AG	213,888	25,874,494
Partners Group Holding AG	2,463	3,544,392
Roche Holding AG	76,243	25,765,393
Roche Holding AG (BR)#	3,473	1,261,868
Sandoz Group AG	44,434	1,952,591
Schindler Holding AG	2,548	688,680
Schindler Holding AG (Participation Certificate)	4,419	1,227,118
SGS SA#	16,267	1,812,277
SIG Group AG#	33,188	701,369
Sika AG	16,545	5,303,163
Sonova Holding AG	5,500	1,915,903
Straumann Holding AG	12,113	1,803,947
Swatch Group AG (TRQX)	5,709	238,018
Swatch Group AG (XEGT)	3,140	657,522
Swiss Life Holding AG	3,203	2,588,585
Swiss Prime Site AG	8,389	943,792
Swiss Re AG	32,732	4,462,532
Swisscom AG	2,811	1,775,341
Temenos AG	6,934	483,039
UBS Group AG	356,924	10,930,749
VAT Group AG*	2,930	1,510,221
Zurich Insurance Group AG	15,883	9,193,189
		194,687,412
United Kingdom — 13.4%
3i Group PLC	105,631	4,431,783
Admiral Group PLC	28,254	1,088,536
Anglo American PLC	137,898	4,034,877
Antofagasta PLC	42,794	1,048,820
Ashtead Group PLC	47,458	3,383,693
Associated British Foods PLC	36,725	1,205,451
AstraZeneca PLC	168,233	29,396,799
Auto Trader Group PLC*	97,795	1,098,877
Aviva PLC	293,828	1,960,752
BAE Systems PLC	328,372	5,883,402
Barclays PLC	1,630,878	4,937,955
Barratt Developments PLC#	105,764	708,907

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Berkeley Group Holdings PLC#	11,500	$ 756,571
BP PLC	1,825,737	10,343,293
British American Tobacco PLC	217,908	8,145,206
BT Group PLC#	701,990	1,287,941
Bunzl PLC	36,684	1,712,937
Burberry Group PLC	38,914	343,717
Centrica PLC	579,279	986,074
Coca-Cola Europacific Partners PLC	22,407	1,803,539
Compass Group PLC	184,813	5,839,428
Croda International PLC	14,396	781,165
Diageo PLC	241,453	7,886,957
Endeavour Mining PLC#	19,941	422,543
GSK PLC	449,807	9,867,517
Haleon PLC	743,286	3,731,467
Halma PLC	41,200	1,415,201
Hargreaves Lansdown PLC	38,605	563,915
Hikma Pharmaceuticals PLC	18,059	470,313
HSBC Holdings PLC	2,049,003	17,959,287
Imperial Brands PLC	89,072	2,559,726
Informa PLC	147,683	1,625,259
InterContinental Hotels Group PLC	17,704	1,765,119
Intertek Group PLC	17,515	1,144,401
J Sainsbury PLC	180,531	696,427
JD Sports Fashion PLC#	281,240	513,863
Kingfisher PLC	203,195	763,834
Land Securities Group PLC	76,794	638,547
Legal & General Group PLC	648,926	1,909,367
Lloyds Banking Group PLC	6,872,895	5,305,889
London Stock Exchange Group PLC	49,405	6,669,033
M&G PLC	245,344	695,316
Melrose Industries PLC#	142,301	908,769
Mondi PLC	47,903	926,974
National Grid PLC	521,409	6,874,029
NatWest Group PLC	710,086	3,227,950
Next PLC	13,106	1,755,538
Pearson PLC	66,283	921,364
Persimmon PLC	34,693	748,096
Phoenix Group Holdings PLC#	76,083	568,857
Prudential PLC	298,397	2,580,705
Reckitt Benckiser Group PLC	76,674	4,396,080
RELX PLC	203,720	9,488,465
Rentokil Initial PLC	273,966	1,739,955
Rio Tinto PLC	122,331	7,667,748
Rolls-Royce Holdings PLC†	913,390	5,980,425
Sage Group PLC	109,019	1,452,472
Schroders PLC	87,472	396,398
Segro PLC	137,961	1,586,059
Severn Trent PLC	29,212	991,382
Shell PLC	694,898	24,657,208
Smith & Nephew PLC	94,884	1,463,617
Smiths Group PLC	37,656	895,889
Spirax Group PLC	7,988	812,837
SSE PLC	118,662	2,952,804
Standard Chartered PLC	239,561	2,466,790
Taylor Wimpey PLC	384,075	817,346
Tesco PLC	763,873	3,562,880
Unilever PLC	271,880	17,581,276
United Utilities Group PLC#	73,999	995,948
Vodafone Group PLC	2,497,952	2,448,498
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Whitbread PLC	20,021	$ 762,807
Wise PLC, Class A†	66,726	622,277
		270,035,147
Total Common Stocks (cost $1,412,777,773)		1,904,921,018
UNAFFILIATED INVESTMENT COMPANIES — 0.8%
United States — 0.8%
iShares MSCI EAFE ETF (cost $15,046,054)	187,400	15,550,452
Total Long-Term Investment Securities (cost $1,427,823,827)		1,920,471,470
SHORT-TERM INVESTMENTS — 3.4%
U.S. Government — 0.2%
United States Treasury Bills
5.19%, 10/15/2024(1)	$ 100,000	99,404
5.22%, 10/01/2024(1)	3,750,000	3,734,903
		3,834,307
Unaffiliated Investment Companies — 3.2%
State Street Navigator Securities Lending Government Money Market Portfolio 5.29%(2)(3)	65,116,267	65,116,267
Total Short-Term Investments (cost $68,949,336)		68,950,574
REPURCHASE AGREEMENTS — 3.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 08/30/2024, to be repurchased 09/03/2024 in the amount of $66,254,675 and collateralized by $872,200 of United States Treasury Notes, bearing interest at 4.63% due 05/31/2031 and by $66,367,300 of United States Treasury Notes, bearing interest at 3.63% due 05/15/2026 and having an approximate combined value of $67,567,770 (cost $66,242,898)	66,242,898	66,242,898
TOTAL INVESTMENTS (cost $1,563,016,061)	102.2%	2,055,664,942
Other assets less liabilities	(2.2)	(43,810,954)
NET ASSETS	100.0%	$2,011,853,988
#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Equities Index Fund has no right to demand registration of these securities. At August 31, 2024, the aggregate value of these securities was $23,938,457 representing 1.2% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

(2)	The rate shown is the 7-day yield as of August 31, 2024.
(3)	At August 31, 2024, the Fund had loaned securities with a total value of $91,991,302. This was secured by collateral of $65,116,267, which was received in cash and subsequently invested in short-term investments currently valued at $65,116,267 as reported in the Portfolio of Investments. Additional collateral of $32,269,797 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2024
Government National Mtg. Assoc.	2.30% to 6.00%	05/20/2046 to 03/20/2064	$4,382,193
United States Treasury Bills	0.00%	09/26/2024 to 02/13/2025	369,375
United States Treasury Notes/Bonds	0.13% to 6.13%	09/15/2024 to 02/15/2054	27,518,229
ADR—American Depositary Receipt
BR—Bearer Shares
CDI—CHESS Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
ETF—Exchange Traded Fund
TRQX—Turquoise Stock Exchange
XEGT—Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
711	Long	MSCI EAFE Index	September 2024	$83,940,149	$87,399,675	$3,459,526
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	11.3%
Pharmaceuticals	9.8
Insurance	5.2
Oil & Gas	3.7
Semiconductors	3.7
Food	3.4
Short-Term Investments	3.4
Auto Manufacturers	3.3
Repurchase Agreements	3.3
Electric	2.8
Telecommunications	2.7
Commercial Services	2.7
Chemicals	2.6
Mining	2.4
Retail	2.2
Cosmetics/Personal Care	2.2
Healthcare-Products	2.2
Aerospace/Defense	2.1
Apparel	1.9
Software	1.8
Machinery-Diversified	1.8
Electronics	1.8
Building Materials	1.6
Beverages	1.5
Diversified Financial Services	1.4
Machinery-Construction & Mining	1.4
Distribution/Wholesale	1.4
Miscellaneous Manufacturing	1.1
Computers	1.1
Transportation	1.0
Internet	1.0
Electrical Components & Equipment	1.0
Engineering & Construction	0.9
REITS	0.9
Biotechnology	0.9
Home Furnishings	0.8
Unaffiliated Investment Companies	0.8
Auto Parts & Equipment	0.8
Real Estate	0.7
Entertainment	0.7
Agriculture	0.7

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Industry Allocation*(continued)
Healthcare-Services	0.7%
Private Equity	0.5
Investment Companies	0.5
Media	0.4
Iron/Steel	0.4
Toys/Games/Hobbies	0.4
Household Products/Wares	0.4
Food Service	0.4
Water	0.3
Gas	0.3
Home Builders	0.2
Hand/Machine Tools	0.2
Metal Fabricate/Hardware	0.2
Office/Business Equipment	0.2
Lodging	0.2
Advertising	0.2
Forest Products & Paper	0.2
Energy-Alternate Sources	0.1
Leisure Time	0.1
Airlines	0.1
Packaging & Containers	0.1
Shipbuilding	0.1
102.2%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cayman Islands	$4,233,473	$4,994,821	$—	$9,228,294
Israel	7,885,292	6,836,790	—	14,722,082
Netherlands	2,164,770	117,429,059	—	119,593,829
United Kingdom	1,803,539	268,231,608	—	270,035,147
Other Countries	—	1,491,341,666	—	1,491,341,666
Unaffiliated Investment Companies	15,550,452	—	—	15,550,452
Short-Term Investments:
U.S. Government	—	3,834,307	—	3,834,307
Other Short-Term Investments	65,116,267	—	—	65,116,267
Repurchase Agreements	—	66,242,898	—	66,242,898
Total Investments at Value	$96,753,793	$1,958,911,149	$—	$2,055,664,942
Other Financial Instruments:†
Futures Contracts	$3,459,526	$—	$—	$3,459,526
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 6.0%
Cayman Islands — 0.6%
Gaci First Investment Co.
5.38%, 01/29/2054	$ 200,000	$ 186,880
Meituan
3.05%, 10/28/2030	200,000	179,069
		365,949
Indonesia — 0.3%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
6.53%, 11/15/2028	200,000	210,428
Luxembourg — 0.6%
Minerva Luxembourg SA
8.88%, 09/13/2033	200,000	215,912
Rumo Luxembourg SARL
4.20%, 01/18/2032	200,000	177,424
		393,336
Mauritius — 0.9%
Greenko Solar Mauritius, Ltd.
5.95%, 07/29/2026	200,000	199,540
India Clean Energy Holdings
4.50%, 04/18/2027	400,000	372,489
		572,029
Mexico — 1.0%
Petroleos Mexicanos
6.63%, 06/15/2038	300,000	217,294
6.70%, 02/16/2032	280,000	241,263
6.75%, 09/21/2047	285,000	195,078
		653,635
Netherlands — 0.4%
Prosus NV
4.99%, 01/19/2052	300,000	240,992
Peru — 0.7%
Minsur SA
4.50%, 10/28/2031	200,000	184,941
Orazul Energy Peru SA
5.63%, 04/28/2027	300,000	290,820
		475,761
Saudi Arabia — 0.3%
Saudi Arabian Oil Co.
5.88%, 07/17/2064*	200,000	202,925
Singapore — 0.8%
BOC Aviation, Ltd.
4.50%, 05/23/2028	300,000	298,766
LLPL Capital Pte, Ltd.
6.88%, 02/04/2039	226,770	233,570
		532,336
United Arab Emirates — 0.4%
DP World, Ltd.
5.63%, 09/25/2048	250,000	249,105
Total Corporate Bonds & Notes (cost $3,852,119)		3,896,496
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 31.8%
United States — 31.8%
United States Treasury Bonds
1.88%, 02/15/2041	940,000	675,992
2.88%, 05/15/2043 to 05/15/2049	970,000	775,320
Security Description		Shares or Principal Amount	Value

United States (continued)
3.00%, 02/15/2047		$ 500,000	$ 402,910
3.38%, 05/15/2044 to 11/15/2048		1,090,000	942,608
3.63%, 02/15/2053		450,000	403,647
3.75%, 11/15/2043		470,000	434,622
4.25%, 02/15/2054		600,000	602,344
United States Treasury Notes
0.25%, 06/30/2025 to 07/31/2025		1,535,000	1,480,094
0.38%, 01/31/2026		500,000	474,375
0.50%, 03/31/2025		500,000	488,195
0.75%, 11/15/2024 to 05/31/2026		1,600,000	1,558,737
0.88%, 11/15/2030		1,000,000	840,742
1.13%, 02/15/2031		500,000	425,117
1.63%, 05/15/2031		500,000	435,820
1.88%, 02/28/2029		1,000,000	923,047
2.00%, 08/15/2025		1,000,000	977,609
2.13%, 05/15/2025		470,000	461,988
2.38%, 05/15/2027		1,120,000	1,078,219
2.50%, 01/31/2025		500,000	495,161
2.75%, 08/15/2032#		700,000	647,363
2.88%, 05/15/2028 to 05/15/2032		1,700,000	1,620,594
3.38%, 05/15/2033#		500,000	481,133
3.50%, 02/15/2033		360,000	350,213
3.75%, 06/30/2030		400,000	399,234
3.88%, 08/15/2033		1,000,000	997,774
4.00%, 02/15/2034		600,000	603,750
4.13%, 11/15/2032		450,000	458,420
4.25%, 05/31/2025		500,000	498,835
4.50%, 11/15/2033		600,000	627,258
Total U.S. Government & Agency Obligations (cost $21,592,321)			20,561,121
FOREIGN GOVERNMENT OBLIGATIONS — 57.8%
Argentina — 0.9%
Republic of Argentina
4.13%, 07/09/2035(1)		1,280,000	568,008
Australia — 1.4%
Commonwealth of Australia
2.75%, 11/21/2027	AUD	350,000	231,191
3.00%, 03/21/2047	AUD	559,000	299,955
3.75%, 05/21/2034	AUD	600,000	398,808
			929,954
Austria — 1.1%
Republic of Austria
0.75%, 10/20/2026*	EUR	655,000	697,954
Azerbaijan — 0.6%
Republic of Azerbaijan
3.50%, 09/01/2032		400,000	356,261
Belgium — 2.2%
Kingdom of Belgium
0.40%, 06/22/2040*	EUR	600,000	436,479
0.90%, 06/22/2029*	EUR	935,000	960,658
			1,397,137
Benin — 0.4%
Republic of Benin
7.96%, 02/13/2038		300,000	286,716
Canada — 1.1%
Government of Canada
1.25%, 03/01/2025	CAD	935,000	684,462

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Chile — 0.5%
Republic of Chile
4.95%, 01/05/2036		$ 300,000	$ 299,645
Colombia — 0.7%
Republic of Colombia
4.50%, 03/15/2029		500,000	468,689
Dominican Republic — 1.0%
Dominican Republic
5.50%, 02/22/2029		300,000	299,292
5.95%, 01/25/2027		200,000	201,200
6.60%, 06/01/2036*		150,000	157,249
			657,741
Ecuador — 0.3%
Republic of Ecuador
5.50%, 07/31/2035(1)		340,000	187,000
Egypt — 0.9%
Arab Republic of Egypt
8.50%, 01/31/2047		350,000	270,460
8.75%, 09/30/2051		400,000	312,564
			583,024
El Salvador — 0.2%
Republic of El Salvador
6.38%, 01/18/2027		119,000	111,041
Finland — 0.5%
Republic of Finland
0.13%, 04/15/2052*	EUR	600,000	313,967
France — 3.1%
Government of France
1.25%, 05/25/2034*	EUR	470,000	445,858
1.25%, 05/25/2036*	EUR	935,000	848,515
1.75%, 05/25/2066*	EUR	235,000	165,513
3.50%, 04/25/2026*	EUR	500,000	560,151
			2,020,037
Germany — 2.4%
Federal Republic of Germany
0.50%, 02/15/2026	EUR	468,000	503,003
2.30%, 02/15/2033	EUR	400,000	445,653
4.75%, 07/04/2040	EUR	260,000	370,868
6.50%, 07/04/2027	EUR	200,000	246,571
			1,566,095
Guatemala — 0.8%
Republic of Guatemala
6.55%, 02/06/2037*#		200,000	206,090
6.60%, 06/13/2036		300,000	312,450
			518,540
Hungary — 1.1%
Republic of Hungary
6.13%, 05/22/2028		200,000	207,437
6.75%, 09/25/2052		200,000	225,118
7.63%, 03/29/2041		230,000	271,551
			704,106
Indonesia — 1.0%
Perusahaan Penerbit SBSN Indonesia III
3.55%, 06/09/2051		400,000	308,896
Security Description		Shares or Principal Amount	Value

Indonesia (continued)
Republic of Indonesia
2.15%, 07/28/2031#		$ 400,000	$ 342,000
			650,896
Italy — 3.9%
Republic of Italy
2.00%, 02/01/2028	EUR	465,000	500,063
2.70%, 03/01/2047*	EUR	470,000	413,469
3.00%, 08/01/2029	EUR	180,000	198,658
4.35%, 11/01/2033	EUR	300,000	352,214
4.75%, 09/01/2028*	EUR	140,000	165,245
5.00%, 08/01/2039*	EUR	500,000	615,431
6.00%, 05/01/2031	EUR	200,000	257,416
			2,502,496
Ivory Coast — 1.2%
Republic of Ivory Coast
6.13%, 06/15/2033		400,000	365,480
8.25%, 01/30/2037*		200,000	199,178
8.25%, 01/30/2037		200,000	199,180
			763,838
Japan — 4.8%
Government of Japan
0.20%, 06/20/2028	JPY	120,000,000	814,045
0.70%, 03/20/2061	JPY	135,000,000	572,469
0.80%, 09/20/2033	JPY	60,000,000	410,055
1.70%, 09/20/2032	JPY	60,000,000	442,229
2.30%, 12/20/2036	JPY	30,000,000	231,734
2.30%, 03/20/2039	JPY	50,000,000	383,617
2.30%, 03/20/2040	JPY	30,000,000	229,023
			3,083,172
Latvia — 0.6%
Republic of Latvia
5.13%, 07/30/2034*		400,000	409,200
Mexico — 2.0%
United Mexican States
2.66%, 05/24/2031		200,000	169,721
6.00%, 05/07/2036		200,000	201,432
7.75%, 11/23/2034	MXN	5,000,000	221,298
8.50%, 05/31/2029	MXN	10,000,000	483,715
10.00%, 11/20/2036	MXN	4,000,000	206,838
			1,283,004
Montenegro — 0.6%
Republic of Montenegro
7.25%, 03/12/2031*		400,000	412,644
Netherlands — 0.7%
Kingdom of the Netherlands
0.50%, 07/15/2026*	EUR	400,000	427,027
Nigeria — 0.8%
Federal Republic of Nigeria
6.13%, 09/28/2028		400,000	359,776
6.50%, 11/28/2027		200,000	186,310
			546,086
Oman — 0.9%
Sultanate of Oman
5.38%, 03/08/2027		600,000	604,002

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Pakistan — 1.2%
Islamic Republic of Pakistan
6.00%, 04/08/2026		$ 300,000	$ 275,222
6.88%, 12/05/2027		200,000	173,514
7.38%, 04/08/2031		400,000	319,025
			767,761
Panama — 0.3%
Republic of Panama
6.70%, 01/26/2036		200,000	203,497
Paraguay — 0.6%
Republic of Paraguay
6.00%, 02/09/2036*		400,000	414,374
Peru — 0.3%
Republic of Peru
4.13%, 08/25/2027		200,000	197,400
Philippines — 1.8%
Republic of the Philippines
3.95%, 01/20/2040		400,000	355,620
4.38%, 03/05/2030		200,000	198,838
5.50%, 03/30/2026		400,000	405,740
ROP Sukuk Trust
5.05%, 06/06/2029*		200,000	203,931
			1,164,129
Poland — 1.4%
Republic of Poland
2.75%, 04/25/2028	PLN	1,200,000	287,255
4.88%, 10/04/2033		200,000	202,600
5.50%, 04/04/2053		170,000	174,080
6.00%, 10/25/2033	PLN	800,000	215,837
			879,772
Qatar — 2.2%
State of Qatar
3.40%, 04/16/2025		400,000	396,606
4.40%, 04/16/2050		200,000	184,605
5.10%, 04/23/2048		400,000	408,910
5.75%, 01/20/2042		400,000	442,533
			1,432,654
Saudi Arabia — 1.0%
Kingdom of Saudi Arabia
3.45%, 02/02/2061		300,000	208,000
5.75%, 01/16/2054*		400,000	409,430
			617,430
Serbia — 0.9%
Republic of Serbia
6.00%, 06/12/2034*		400,000	406,296
6.00%, 06/12/2034		200,000	203,178
			609,474
South Africa — 0.3%
Republic of South Africa
7.30%, 04/20/2052		200,000	193,100
Spain — 4.1%
Kingdom of Spain
0.50%, 10/31/2031*	EUR	400,000	376,903
0.85%, 07/30/2037*	EUR	500,000	410,512
1.00%, 10/31/2050*	EUR	470,000	290,795
1.30%, 10/31/2026*	EUR	655,000	704,957
Security Description		Shares or Principal Amount	Value

Spain (continued)
5.75%, 07/30/2032	EUR	400,000	$ 531,598
6.00%, 01/31/2029	EUR	281,000	354,181
			2,668,946
Sweden — 0.4%
Kingdom of Sweden
0.75%, 05/12/2028	SEK	2,620,000	245,662
Trinidad and Tobago — 0.6%
Republic of Trinidad & Tobago
5.95%, 01/14/2031		$ 200,000	202,840
6.40%, 06/26/2034*		200,000	204,000
			406,840
Turkey — 0.6%
Republic of Turkey
4.88%, 04/16/2043		200,000	146,310
9.38%, 01/19/2033		200,000	230,017
			376,327
United Arab Emirates — 2.3%
Emirate of Abu Dhabi
1.63%, 06/02/2028		400,000	365,166
2.70%, 09/02/2070		400,000	248,990
3.13%, 10/11/2027		200,000	194,480
3.88%, 04/16/2050		300,000	252,430
4.86%, 07/02/2034*		400,000	413,500
			1,474,566
United Kingdom — 3.2%
United Kingdom Gilt Treasury
0.88%, 01/31/2046	GBP	468,000	314,472
1.00%, 01/31/2032	GBP	400,000	429,559
1.13%, 01/31/2039	GBP	500,000	438,773
3.25%, 01/31/2033	GBP	300,000	374,974
3.50%, 10/22/2025	GBP	400,000	519,798
			2,077,576
Uruguay — 0.6%
Oriental Republic of Uruguay
5.10%, 06/18/2050		400,000	397,306
Uzbekistan — 0.3%
Republic of Uzbekistan
7.85%, 10/12/2028*		200,000	209,656
Total Foreign Government Obligations (cost $38,701,143)			37,369,212
Total Long-Term Investment Securities (cost $64,145,583)			61,826,829

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.6%
Unaffiliated Investment Companies — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio 5.29%(2)(3) (cost $425,025)	425,025	$ 425,025
TOTAL INVESTMENTS (cost $64,570,608)	96.2%	62,251,854
Other assets less liabilities	3.8	2,449,414
NET ASSETS	100.0%	$64,701,268
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Government Bond Fund has no right to demand registration of these securities. At August 31, 2024, the aggregate value of these securities was $11,681,907 representing 18.1% of net assets.
#	The security or a portion thereof is out on loan.
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of August 31, 2024.
(2)	The rate shown is the 7-day yield as of August 31, 2024.
(3)	At August 31, 2024, the Fund had loaned securities with a total value of $1,549,761. This was secured by collateral of $425,025, which was received in cash and subsequently invested in short-term investments currently valued at $425,025 as reported in the Portfolio of Investments. Additional collateral of $1,197,119 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2024
Federal Home Loan Mtg. Corp.	0.84% to 8.00%	10/01/2024 to 09/01/2054	$270,515
Federal National Mtg. Assoc.	0.00% to 9.00%	09/01/2024 to 03/01/2062	319,996
Government National Mtg. Assoc.	2.40% to 6.45%	02/20/2039 to 03/16/2058	606,608
AUD—Australian Dollar
CAD—Canadian Dollar
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
MXN—Mexican Peso
PLN—Polish Zloty
SEK—Swedish Krona

Industry Allocation*
Foreign Government Obligations	57.8%
U.S. Government & Agency Obligations	31.8
Electric	1.3
Oil & Gas	1.3
Internet	0.7
Short-Term Investments	0.6
Mining	0.6
Diversified Financial Services	0.5
Commercial Services	0.4
Food	0.3
Energy-Alternate Sources	0.3
Investment Companies	0.3
Transportation	0.3
96.2%
*	Calculated as a percentage of net assets

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$3,896,496	$—	$3,896,496
U.S. Government & Agency Obligations	—	20,561,121	—	20,561,121
Foreign Government Obligations	—	37,369,212	—	37,369,212
Short-Term Investments	425,025	—	—	425,025
Total Investments at Value	$425,025	$61,826,829	$—	$62,251,854
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I International Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Bermuda — 1.5%
Brookfield Infrastructure Partners LP	178,479	$ 5,738,100
Canada — 10.7%
Brookfield Corp.	158,699	7,979,386
Canada Goose Holdings, Inc.#†	411,422	4,801,295
Canadian Pacific Kansas City, Ltd.#	172,869	14,350,057
Shopify, Inc., Class A†	189,077	14,004,933
		41,135,671
Cayman Islands — 1.6%
NU Holdings, Ltd., Class A†	414,136	6,199,616
Denmark — 9.1%
DSV A/S	154,093	27,627,943
Novo Nordisk A/S, Class B	51,587	7,182,853
		34,810,796
France — 19.1%
Hermes International SCA	13,438	32,237,802
L'Oreal SA	24,680	10,825,377
LVMH Moet Hennessy Louis Vuitton SE	14,510	10,884,240
Schneider Electric SE	75,441	19,170,345
		73,117,764
Hong Kong — 2.5%
AIA Group, Ltd.	1,323,318	9,439,071
India — 7.7%
HDFC Bank, Ltd.	574,980	11,167,376
ICICI Bank, Ltd. ADR	424,839	12,452,031
Titan Co., Ltd.	133,170	5,696,432
		29,315,839
Italy — 6.0%
Moncler SpA	376,888	23,106,228
Japan — 4.6%
Keyence Corp.	36,800	17,711,591
Jersey — 1.2%
Birkenstock Holding PLC†	92,814	4,631,419
Luxembourg — 4.4%
Spotify Technology SA†	49,544	16,987,647
Netherlands — 6.2%
Adyen NV*#†	3,974	5,876,834
ASML Holding NV	19,779	17,888,786
		23,765,620
Sweden — 1.5%
Evolution AB*	55,895	5,818,061
Switzerland — 6.2%
Chocoladefabriken Lindt & Spruengli AG	42	5,497,337
Cie Financiere Richemont SA, Class A	36,139	5,700,857
Straumann Holding AG	84,086	12,522,635
		23,720,829
Security Description	Shares or Principal Amount	Value

Taiwan — 4.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	626,000	$ 18,691,878
United Kingdom — 4.5%
London Stock Exchange Group PLC	85,689	11,566,902
Rightmove PLC	750,112	5,504,375
		17,071,277
United States — 7.1%
Liberty Media Corp.-Liberty Formula One, Class C†	98,517	7,689,252
MercadoLibre, Inc.†	9,450	19,482,687
		27,171,939
Total Long-Term Investment Securities (cost $281,932,251)		378,433,346
SHORT-TERM INVESTMENTS — 2.0%
Unaffiliated Investment Companies — 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio 5.29%(1)(2) (cost $7,586,086)	7,586,086	7,586,086
TOTAL INVESTMENTS (cost $289,518,337)	100.8%	386,019,432
Other assets less liabilities	(0.8)	(3,039,455)
NET ASSETS	100.0%	$382,979,977
#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Growth Fund has no right to demand registration of these securities. At August 31, 2024, the aggregate value of these securities was $11,694,895 representing 3.1% of net assets.
(1)	The rate shown is the 7-day yield as of August 31, 2024.
(2)	At August 31, 2024, the Fund had loaned securities with a total value of $8,891,746. This was secured by collateral of $7,586,086, which was received in cash and subsequently invested in short-term investments currently valued at $7,586,086 as reported in the Portfolio of Investments. Additional collateral of $1,582,884 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2024
United States Treasury Bills	0.00%	09/26/2024 to 10/03/2024	$84,686
United States Treasury Notes/Bonds	0.13% to 4.75%	11/30/2024 to 02/15/2054	1,498,198
ADR—American Depositary Receipt

Industry Allocation*
Internet	14.7%
Apparel	13.7
Transportation	10.9
Semiconductors	9.6
Retail	9.0
Banks	7.8

VALIC Company I International Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Industry Allocation*(continued)
Electrical Components & Equipment	5.0%
Machinery-Diversified	4.6
Healthcare-Products	3.3
Diversified Financial Services	3.0
Cosmetics/Personal Care	2.8
Insurance	2.5
Private Equity	2.1
Media	2.0
Short-Term Investments	2.0
Pharmaceuticals	1.9
Commercial Services	1.5
Entertainment	1.5
Electric	1.5
Food	1.4
100.8%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$5,738,100	$—	$—	$5,738,100
Canada	41,135,671	—	—	41,135,671
Cayman Islands	6,199,616	—	—	6,199,616
India	12,452,031	16,863,808	—	29,315,839
Jersey	4,631,419	—	—	4,631,419
Luxembourg	16,987,647	—	—	16,987,647
United States	27,171,939	—	—	27,171,939
Other Countries	—	247,253,115	—	247,253,115
Short-Term Investments	7,586,086	—	—	7,586,086
Total Investments at Value	$121,902,509	$264,116,923	$—	$386,019,432
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.1%
Australia — 3.6%
ALS, Ltd.#	187,369	$ 1,996,543
Bellevue Gold, Ltd.#†	725,232	619,741
Brickworks, Ltd.#	11,294	202,067
Charter Hall Group	94,390	931,505
Cochlear, Ltd.	8,460	1,726,775
Evolution Mining, Ltd.	215,696	617,769
IPH, Ltd.#	376,139	1,572,773
Liberty Financial Group, Ltd.	295,442	681,644
Lovisa Holdings, Ltd.#	17,823	377,129
National Storage REIT	699,411	1,149,790
Nufarm, Ltd.#	120,102	322,612
Orora, Ltd.#	423,295	715,996
Reliance Worldwide Corp, Ltd.	119,405	432,934
SiteMinder, Ltd.#†	158,494	528,881
Stockland	295,671	1,009,936
Tyro Payments, Ltd.#†	273,337	188,503
Whitehaven Coal, Ltd.	333,384	1,516,081
Worley, Ltd.	41,820	433,241
		15,023,920
Austria — 1.5%
Addiko Bank AG	23,480	441,362
ANDRITZ AG	21,209	1,398,178
BAWAG Group AG*	43,742	3,348,387
Fabasoft AG	48,319	841,777
Wienerberger AG	11,687	386,113
		6,415,817
Belgium — 0.4%
KBC Ancora	30,757	1,549,490
Bermuda — 0.2%
Seadrill, Ltd.†	5,887	253,848
Yue Yuen Industrial Holdings, Ltd.	299,500	519,265
		773,113
Brazil — 2.0%
Odontoprev SA	887,600	1,773,326
TOTVS SA	620,312	3,298,601
Vivara Participacoes SA	221,700	1,039,277
WEG SA	251,800	2,419,285
		8,530,489
Canada — 2.5%
Advantage Energy, Ltd.#†	91,487	659,855
CCL Industries, Inc.	46,713	2,670,750
Descartes Systems Group, Inc.#†	28,889	2,913,016
EcoSynthetix, Inc.#†	121,647	362,870
Faraday Copper Corp.†	726,364	398,850
Lightspeed Commerce, Inc.#†	84,900	1,093,512
Montage Gold Corp.†(1)	701,797	894,212
Montage Gold Corp.†	91,969	120,792
NuVista Energy, Ltd.#†	57,463	544,505
Parex Resources, Inc.#	37,894	380,444
Peyto Exploration & Development Corp.#	41,557	449,290
		10,488,096
Cayman Islands — 0.9%
Kanzhun, Ltd. ADR	18,211	226,909
Minth Group, Ltd.†	250,000	397,844
Sapiens International Corp. NV	69,380	2,524,738
Zai Lab, Ltd. ADR#†	34,665	691,220
		3,840,711
Security Description	Shares or Principal Amount	Value

China — 0.1%
China Datang Corp. Renewable Power Co., Ltd.#	1,584,283	$ 400,867
Denmark — 1.7%
Ascendis Pharma A/S ADR†	3,682	509,773
Chemometec A/S	45,937	2,562,475
Dfds A/S	21,156	577,901
Pandora A/S	6,026	1,058,182
Royal Unibrew A/S†	13,874	1,150,291
Zealand Pharma A/S†	8,735	1,150,076
		7,008,698
Finland — 0.5%
Kemira Oyj	52,714	1,293,630
Nokian Renkaat Oyj	28,528	271,572
Vaisala Oyj	10,760	568,799
		2,134,001
France — 4.3%
Air France-KLM†	90,696	825,025
Alten SA	14,527	1,632,756
Ayvens SA*	49,103	341,837
Gaztransport Et Technigaz SA	2,741	404,695
Imerys SA	4,985	167,692
Interparfums SA	47,566	2,383,254
JCDecaux SE†	106,415	2,199,092
Kaufman & Broad SA#	31,072	1,103,282
Lectra	62,445	1,953,858
Medincell SA†	16,145	333,039
Neurones	38,033	1,812,110
Rubis SCA	26,377	849,478
Thermador Groupe#	14,591	1,269,990
Valeo SE	51,119	546,981
Vetoquinol SA	11,026	1,168,447
Vicat SACA	6,927	240,962
Wendel SE	6,835	693,587
		17,926,085
Germany — 5.4%
Aixtron SE	37,854	725,552
Amadeus Fire AG	13,343	1,371,533
Atoss Software SE	11,262	1,728,887
Bertrandt AG	9,978	256,196
Carl Zeiss Meditec AG	56,576	4,138,274
CTS Eventim AG & Co. KGaA	23,733	2,226,477
Evotec SE†	49,524	365,494
Fuchs SE (Preference Shares)	39,333	1,655,181
Hensoldt AG	44,010	1,647,710
Hypoport SE†	1,957	577,534
Jenoptik AG	36,464	1,133,137
KION Group AG	9,510	368,533
Knorr-Bremse AG	26,028	2,143,548
Nemetschek SE	12,333	1,285,534
STRATEC SE	32,964	1,602,358
United Internet AG	62,102	1,314,610
		22,540,558
Guernsey — 0.3%
Sirius Real Estate, Ltd.	871,137	1,123,585
Hong Kong — 0.7%
Beijing Enterprises Holdings, Ltd.	210,418	681,112
Dah Sing Financial Holdings, Ltd.	813,738	2,406,610
		3,087,722

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Iceland — 0.2%
Embla Medical HF#†	87,590	$ 382,756
Marel HF*	171,049	623,424
		1,006,180
India — 1.6%
AIA Engineering, Ltd.	19,580	1,005,345
Ashok Leyland, Ltd.	151,185	464,917
Britannia Industries, Ltd.	21,028	1,470,489
Coforge, Ltd.	28,567	2,156,613
Triveni Turbine, Ltd.	183,769	1,590,470
		6,687,834
Indonesia — 0.3%
Selamat Sempurna Tbk PT	9,554,300	1,241,569
Ireland — 0.6%
Bank of Cyprus Holdings PLC#	30,381	165,732
ICON PLC†	7,154	2,304,017
		2,469,749
Israel — 1.7%
Fiverr International, Ltd.#†	104,983	2,610,927
Melisron, Ltd.	12,775	973,671
NICE, Ltd. ADR#†	17,267	2,999,968
Oddity Tech, Ltd., Class A†	15,637	575,442
		7,160,008
Italy — 4.8%
Banca Generali SpA	15,578	696,324
Banca Monte dei Paschi di Siena SpA#	192,876	1,127,696
BFF Bank SpA*#	106,734	1,158,236
BPER Banca SpA#	48,292	271,397
Brunello Cucinelli SpA#	11,780	1,158,143
Buzzi SpA	13,409	526,816
Carel Industries SpA*#	47,342	941,894
De' Longhi SpA	25,349	812,929
DiaSorin SpA#	38,354	4,431,309
Eurogroup Laminations SpA#	76,857	314,454
Interpump Group SpA#	39,939	1,760,224
Italgas SpA	164,132	923,819
Recordati Industria Chimica e Farmaceutica SpA#	39,602	2,324,119
Saipem SpA†	105,821	238,174
Stevanato Group SpA#	22,429	490,746
Technoprobe SpA#†	211,737	1,753,634
Tinexta SpA#	75,492	1,088,329
		20,018,243
Japan — 26.1%
ABC-Mart, Inc.#	64,604	1,321,542
Adastria Co., Ltd.#	11,332	280,621
ADEKA Corp.	11,500	239,357
Air Water, Inc.	30,100	421,024
Amada Co., Ltd.	41,100	425,217
Ariake Japan Co., Ltd.#	67,300	2,202,539
As One Corp.	78,300	1,582,306
ASKUL Corp.	70,500	1,025,070
Azbil Corp.	92,100	3,042,487
BayCurrent, Inc.	23,837	761,200
Canon Marketing Japan, Inc.	14,600	457,039
Casio Computer Co., Ltd.#	73,200	586,819
COMSYS Holdings Corp.	16,800	370,229
Daicel Corp.	22,600	203,160
Daito Trust Construction Co., Ltd.	13,592	1,681,103
Security Description	Shares or Principal Amount	Value

Japan (continued)
Denka Co., Ltd.#	6,500	$ 101,159
Disco Corp.	4,900	1,451,033
DMG Mori Co., Ltd.	15,800	379,979
Ebara Corp.	48,100	656,970
en Japan, Inc.	54,800	925,943
EXEO Group, Inc.	31,900	343,098
FP Corp.	29,300	549,662
Fukui Computer Holdings, Inc.	67,100	1,198,530
Fukuyama Transporting Co., Ltd.#	14,200	361,381
Funai Soken Holdings, Inc.#	48,500	786,920
GMO Financial Gate, Inc.#	9,258	478,595
Hakuhodo DY Holdings, Inc.#	244,700	2,071,845
Hikari Tsushin, Inc.	7,523	1,588,731
IHI Corp.	17,200	754,342
Inaba Denki Sangyo Co., Ltd.	11,800	310,456
INFRONEER Holdings, Inc.	17,400	146,167
Invincible Investment Corp.	2,925	1,294,858
Japan Airport Terminal Co., Ltd.#	20,600	712,151
Japan Elevator Service Holdings Co., Ltd.	118,100	2,325,421
Japan Real Estate Investment Corp.	217	872,573
Japan Steel Works, Ltd.	6,900	217,681
JCU Corp.	24,600	607,216
JGC Holdings Corp.	27,600	253,035
Kansai Paint Co., Ltd.#	22,300	399,519
Katitas Co., Ltd.	100,300	1,294,545
Kawasaki Heavy Industries, Ltd.	19,100	679,677
Kinden Corp.#	12,200	261,915
Koito Manufacturing Co., Ltd.	28,500	417,962
Kokuyo Co., Ltd.	29,900	505,098
Kurita Water Industries, Ltd.	8,500	342,425
Kyoto Financial Group, Inc.#	76,200	1,215,778
Kyudenko Corp.	7,900	353,608
Kyushu Electric Power Co., Inc.	277,400	2,943,820
Lintec Corp.	9,800	227,844
Lixil Corp.#	32,000	380,350
Marui Group Co., Ltd.	105,676	1,779,661
Mebuki Financial Group, Inc.	387,100	1,527,797
Medikit Co., Ltd.	24,300	477,580
MEITEC Group Holdings, Inc.	100,200	2,366,924
MIRAIT ONE corp	16,500	240,366
MISUMI Group, Inc.	92,800	1,759,986
Mitsubishi Gas Chemical Co., Inc.	17,500	325,854
Miura Co., Ltd.	11,400	259,845
MonotaRO Co., Ltd.#	96,700	1,529,481
Nabtesco Corp.	16,100	274,403
NGK Insulators, Ltd.	23,800	318,314
Nifco Inc/Japan	20,228	517,817
Nikon Corp.#	88,300	949,973
Nippon Shokubai Co., Ltd.	17,300	199,890
NOF Corp.	26,300	410,524
NSD Co., Ltd.	85,700	1,871,164
NSK, Ltd.	35,600	183,680
Nxera Pharma Co., Ltd.#†	66,500	639,142
OBIC Business Consultants Co., Ltd.	47,000	2,309,494
Obic Co., Ltd.	33,100	5,739,148
PALTAC Corp.	22,700	701,111
Penta-Ocean Construction Co., Ltd.	31,100	136,759
Persol Holdings Co., Ltd.	499,300	978,562
Rakus Co., Ltd.	31,998	532,659
Rakuten Bank, Ltd.†	69,500	1,601,076
Resonac Holdings Corp.	16,200	398,717
Sansan, Inc.†	37,047	559,112
Sanwa Holdings Corp.	19,100	436,478

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
SCSK Corp.	82,900	$ 1,666,092
Sega Sammy Holdings, Inc.#	100,903	1,772,102
Seria Co., Ltd.	101,500	2,377,941
Shiga Bank, Ltd.	19,000	444,386
Shimamura Co., Ltd.#	31,070	1,659,941
Shimano, Inc.	12,500	2,353,600
Shimizu Corp.	55,500	371,757
Shin-Etsu Polymer Co., Ltd.	26,400	284,935
Shinko Electric Industries Co., Ltd.#	15,900	613,882
SHO-BOND Holdings Co., Ltd.	50,700	1,953,867
SMS Co., Ltd.	104,700	1,580,676
Socionext, Inc.#	40,000	896,489
Sojitz Corp.	26,000	623,849
SRE Holdings Corp.#†	16,400	542,117
Sumitomo Chemical Co., Ltd.#	126,200	362,671
Sumitomo Forestry Co., Ltd.	30,299	1,275,191
Sumitomo Heavy Industries, Ltd.	17,000	396,525
Sysmex Corp.	123,200	2,390,308
Taiheiyo Cement Corp.	9,300	213,048
TechnoPro Holdings, Inc.	266,397	5,390,982
Teijin, Ltd.	16,000	150,600
THK Co., Ltd.	18,600	345,536
Timee, Inc.†	36,450	509,138
TKC Corp.	59,700	1,607,248
Tokyo Ohka Kogyo Co., Ltd.	35,900	898,231
Tokyu Fudosan Holdings Corp.	283,042	2,041,717
UBE Corp.	11,900	217,728
Ulvac, Inc.	19,600	1,105,738
USS Co., Ltd.	174,600	1,605,711
Visional, Inc.†	8,907	548,262
Yamaha Corp.	39,968	961,213
Yamazen Corp.	22,700	214,181
Zuken, Inc.	25,200	604,675
		109,015,854
Jersey — 1.0%
JTC PLC*	158,160	2,256,800
Metals Acquisition, Ltd. CDI†	180,466	2,132,420
		4,389,220
Luxembourg — 0.4%
B&M European Value Retail SA	194,220	1,138,445
Subsea 7 SA	32,632	584,450
		1,722,895
Mauritius — 0.1%
MakeMyTrip, Ltd.†	4,047	389,200
Mexico — 0.7%
Corp Inmobiliaria Vesta SAB de CV#	366,801	1,005,365
Gruma SAB de CV, Class B	81,670	1,503,084
Grupo Traxion SAB de CV*#†	470,400	482,958
		2,991,407
Netherlands — 1.6%
Arcadis NV	12,204	895,113
Corbion NV	9,307	236,289
IMCD NV#	9,201	1,508,481
Immatics NV†	52,871	586,339
Koninklijke Vopak NV	42,040	1,934,091
Merus NV†	11,601	591,535
Technip Energies NV	43,892	1,045,052
		6,796,900
Security Description	Shares or Principal Amount	Value

New Zealand — 0.1%
Fletcher Building, Ltd.#	112,610	$ 216,180
Norway — 0.8%
Aker ASA, Class A	9,132	516,939
DOF Group ASA†	27,408	255,418
Medistim ASA	37,578	604,169
SmartCraft ASA†	316,363	925,298
Storebrand ASA	106,048	1,144,414
		3,446,238
Russia — 0.0%
Detsky Mir PJSC†(1)(2)	601,792	0
Moscow Exchange MICEX-RTS PJSC†(1)(2)	205,642	0
		0
Singapore — 1.2%
BOC Aviation, Ltd.*	186,262	1,605,693
ComfortDelGro Corp., Ltd.	259,000	281,927
Keppel DC REIT#	690,178	1,128,251
SATS, Ltd.	704,221	1,972,111
		4,987,982
Slovenia — 0.3%
Nova Ljubljanska Banka dd GDR	45,648	1,222,354
South Africa — 0.2%
Hudaco Industries, Ltd.	63,292	674,142
South Korea — 0.8%
Coway Co., Ltd.	22,167	1,118,936
Eugene Technology Co., Ltd.	20,285	699,733
NICE Information Service Co., Ltd.	96,705	742,796
Park Systems Corp.	5,460	779,671
		3,341,136
Spain — 0.7%
Almirall SA#	99,689	975,187
Fluidra SA#	71,673	1,775,951
		2,751,138
Sweden — 5.8%
AddTech AB	55,620	1,763,316
Billerud Aktiebolag	89,970	946,061
Biotage AB	106,399	2,044,065
Bravida Holding AB*	206,135	1,711,399
Cibus Nordic Real Estate AB publ	59,040	954,323
Epiroc AB, Class A	108,468	2,093,781
Fortnox AB	116,383	664,195
Hexpol AB	133,191	1,510,798
Karnov Group AB†	311,693	2,383,524
Lifco AB, Class B	57,509	1,932,426
Loomis AB	40,336	1,372,973
MIPS AB	45,350	2,574,577
Mycronic AB	41,829	1,541,136
Sdiptech AB†	54,180	1,721,015
Thule Group AB*	26,375	800,655
		24,014,244
Switzerland — 5.2%
Belimo Holding AG	3,850	2,585,893
Bossard Holding AG#	4,743	1,217,363
Forbo Holding AG	851	882,056
Interroll Holding AG#	445	1,321,607
Kardex Holding AG	5,572	1,805,154
LEM Holding SA#	978	1,439,104
Partners Group Holding AG#	2,359	3,394,730

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
PSP Swiss Property AG	6,620	$ 959,781
Siegfried Holding AG	1,494	1,966,850
Tecan Group AG#	9,729	3,266,686
VZ Holding AG	18,855	2,827,485
		21,666,709
Taiwan — 1.5%
Advantech Co., Ltd.	142,000	1,558,708
ASPEED Technology, Inc.	7,774	1,214,912
Chroma ATE, Inc.	164,888	1,700,312
Nanya Technology Corp.†	418,416	694,870
Nien Made Enterprise Co., Ltd.	86,000	1,272,031
		6,440,833
United Kingdom — 16.3%
Allfunds Group PLC	130,132	782,314
Autolus Therapeutics PLC ADR#†	118,310	464,958
Beazley PLC	296,631	2,935,346
Bellway PLC	22,230	891,633
Big Yellow Group PLC	51,690	859,686
Bunzl PLC	50,958	2,379,452
Clarkson PLC	3,739	187,878
ConvaTec Group PLC*	481,641	1,517,488
Deliveroo PLC*†	444,193	885,063
Diploma PLC	34,384	2,028,874
Elementis PLC	419,615	893,748
Energean PLC	24,516	312,414
Genus PLC	24,673	577,855
Greggs PLC	59,561	2,492,620
Halma PLC	68,203	2,342,741
Hammerson PLC	8,011,671	2,980,815
Harbour Energy PLC	83,889	330,128
Hill & Smith PLC	65,932	1,863,281
Howden Joinery Group PLC	146,242	1,841,310
IMI PLC	196,764	4,758,268
Immunocore Holdings PLC ADR†	19,581	702,566
Inchcape PLC	97,982	1,096,701
Intermediate Capital Group PLC	28,926	815,213
Intertek Group PLC	19,801	1,293,765
Marks & Spencer Group PLC	477,089	2,154,039
Pennon Group PLC	115,029	913,211
Rathbones Group PLC	79,598	1,978,201
Restore PLC#	412,957	1,519,707
Rightmove PLC	248,901	1,826,453
Rotork PLC	926,015	4,056,116
RS Group PLC	99,254	1,030,122
Sabre Insurance Group PLC*	480,096	983,342
Shaftesbury Capital PLC	852,097	1,655,584
Smiths Group PLC	83,419	1,984,654
Softcat PLC	111,144	2,283,409
Spectris PLC	39,773	1,563,856
Spirax Group PLC	22,037	2,242,426
Synthomer PLC†	100,759	323,156
Tate & Lyle PLC	140,018	1,245,143
Trainline PLC*†	531,356	2,115,679
Verona Pharma PLC ADR#†	53,930	1,481,996
Weir Group PLC	85,026	2,256,552
WH Smith PLC	61,019	1,028,006
		67,875,769
Total Common Stocks (cost $349,855,913)		401,368,936
Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 1.1%
United States — 1.1%
iShares MSCI EAFE Small-Cap ETF# (cost $4,075,860)	65,064	$ 4,294,224
Total Long-Term Investment Securities (cost $353,931,773)		405,663,160
SHORT-TERM INVESTMENTS — 6.9%
Unaffiliated Investment Companies — 6.9%
State Street Navigator Securities Lending Government Money Market Portfolio 5.29%(3)(4) (cost $28,877,728)	28,877,728	28,877,728
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 08/30/2024, to be repurchased 09/03/2024 in the amount of $1,011,185 and collateralized by $971,200 of United States Treasury Notes, bearing interest at 4.63% due 05/31/2031 and having an approximate value of $1,031,238 (cost $1,011,005)	$ 1,011,005	1,011,005
TOTAL INVESTMENTS (cost $383,820,506)	104.3%	435,551,893
Other assets less liabilities	(4.3)	(18,017,892)
NET ASSETS	100.0%	$417,534,001
#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Opportunities Fund has no right to demand registration of these securities. At August 31, 2024, the aggregate value of these securities was $18,772,855 representing 4.5% of net assets.
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2024, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Detsky Mir PJSC
	12/02/2020	534,295	$989,158
	02/22/2021	56,107	109,095
	03/18/2021	11,390	20,905
		601,792	1,119,158	$0	$0.00	0.0%
Montage Gold Corp.	07/18/2024	701,797	895,574	894,212	1.27	0.2
Moscow Exchange MICEX-RTS PJSC
	03/26/2020	27,771	33,435

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	03/27/2020	156,529	$182,610
	10/19/2020	21,342	40,021
		205,642	256,066	$0	$0.00	0.0%
				$894,212		0.2%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(2)	Securities classified as Level 3 (see Note 1).
(3)	The rate shown is the 7-day yield as of August 31, 2024.
(4)	At August 31, 2024, the Fund had loaned securities with a total value of $49,343,543. This was secured by collateral of $28,877,728, which was received in cash and subsequently invested in short-term investments currently valued at $28,877,728 as reported in the Portfolio of Investments. Additional collateral of $22,965,484 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2024
Federal Home Loan Bank	0.55% to 0.80%	09/26/2024 to 03/04/2026	$5,706
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	429
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	2,352
Government National Mtg. Assoc.	2.30% to 6.00%	05/20/2046 to 03/20/2064	1,458,940
United States Treasury Bills	0.00%	09/10/2024 to 02/13/2025	1,592,685
United States Treasury Notes/Bonds	0.00% to 6.63%	09/15/2024 to 05/15/2054	19,905,372
ADR—American Depositary Receipt
CDI—Chess Depositary Interest
ETF—Exchange Traded Fund
GDR—Global Depositary Receipt

Industry Allocation*
Short-Term Investments	6.9%
Healthcare-Products	6.5
Software	6.4
Machinery-Diversified	6.3
Commercial Services	5.9
Computers	5.2
Banks	3.8
Electronics	3.7
Retail	3.6
Internet	3.3
Miscellaneous Manufacturing	3.3
Diversified Financial Services	3.0
Distribution/Wholesale	2.9
REITS	2.8
Food	2.8
Engineering & Construction	2.8
Semiconductors	2.7
Pharmaceuticals	2.7
Chemicals	2.2
Real Estate	2.1
Building Materials	1.8
Insurance	1.6
Leisure Time	1.6
Auto Parts & Equipment	1.2
Packaging & Containers	1.1
Mining	1.1
Telecommunications	1.1
Unaffiliated Investment Companies	1.1
Machinery-Construction & Mining	1.0
Home Furnishings	1.0
Advertising	1.0

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Industry Allocation*(continued)
Private Equity	1.0%
Oil & Gas	1.0
Electric	0.8
Metal Fabricate/Hardware	0.7
Biotechnology	0.7
Healthcare-Services	0.7
Cosmetics/Personal Care	0.6
Pipelines	0.6
Entertainment	0.5
Environmental Control	0.5
Home Builders	0.5
Coal	0.4
Aerospace/Defense	0.4
Transportation	0.3
Gas	0.3
Hand/Machine Tools	0.3
Forest Products & Paper	0.3
Housewares	0.3
Investment Companies	0.3
Beverages	0.3
Oil & Gas Services	0.2
Repurchase Agreements	0.2
Water	0.2
Airlines	0.2
Electrical Components & Equipment	0.1
Agriculture	0.1
Apparel	0.1
Auto Manufacturers	0.1
Office/Business Equipment	0.1
104.3%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$253,848	$519,265	$—	$773,113
Brazil	8,530,489	—	—	8,530,489
Canada	9,593,884	894,212	—	10,488,096
Cayman Islands	3,442,867	397,844	—	3,840,711
Denmark	509,773	6,498,925	—	7,008,698
Ireland	2,304,017	165,732	—	2,469,749
Israel	6,186,337	973,671	—	7,160,008
Italy	490,746	19,527,497	—	20,018,243
Japan	509,138	108,506,716	—	109,015,854
Mauritius	389,200	—	—	389,200
Mexico	2,991,407	—	—	2,991,407
Netherlands	1,177,874	5,619,026	—	6,796,900
Russia	—	—	0	0
United Kingdom	2,649,520	65,226,249	—	67,875,769
Other Countries	—	154,010,699	—	154,010,699
Unaffiliated Investment Companies	4,294,224	—	—	4,294,224
Short-Term Investments	28,877,728	—	—	28,877,728
Repurchase Agreements	—	1,011,005	—	1,011,005
Total Investments at Value	$72,201,052	$363,350,841	$0	$435,551,893
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.6%
Australia — 5.8%
Ampol, Ltd.	34,269	$ 672,850
APA Group	109,780	563,888
ASX, Ltd.	8,252	341,818
Aurizon Holdings, Ltd.	175,178	401,935
BlueScope Steel, Ltd.	73,277	1,030,384
Brambles, Ltd.	74,556	922,806
Cochlear, Ltd.	3,468	707,855
Computershare, Ltd.	26,606	513,772
CSL, Ltd.	17,972	3,749,386
Dexus	41,210	201,309
Goodman Group	58,366	1,327,403
GPT Group	90,203	300,219
Macquarie Group, Ltd.	15,949	2,339,576
Mineral Resources, Ltd.	13,213	361,391
Mirvac Group	88,325	121,889
Northern Star Resources, Ltd.	95,241	981,625
Origin Energy, Ltd.	39,771	268,060
Pilbara Minerals, Ltd.	181,289	366,219
QBE Insurance Group, Ltd.	54,012	577,039
Ramsay Health Care, Ltd.	13,683	386,109
Scentre Group	254,265	595,334
Sonic Healthcare, Ltd.	46,939	881,241
South32, Ltd.	428,537	910,403
Stockland	125,282	427,931
Suncorp Group, Ltd.	64,547	775,206
Telstra Group, Ltd.	282,759	753,883
Transurban Group	193,001	1,777,396
Vicinity, Ltd.	243,057	367,076
Washington H. Soul Pattinson & Co., Ltd.	53,469	1,253,405
Westpac Banking Corp.	132,106	2,805,696
WiseTech Global, Ltd.	4,706	381,171
Woodside Energy Group, Ltd.	116,116	2,138,212
		29,202,487
Austria — 0.6%
Erste Group Bank AG	14,104	776,857
OMV AG	24,613	1,073,705
Verbund AG	2,370	202,212
voestalpine AG	36,200	884,652
		2,937,426
Belgium — 0.7%
Ageas SA	3,735	192,855
D'ieteren Group	2,435	592,371
Elia Group SA	1,177	129,081
Groupe Bruxelles Lambert NV	11,917	923,106
KBC Group NV	14,759	1,149,896
Sofina SA	394	96,344
Syensqo SA	5,299	438,261
Umicore SA	7,268	91,800
		3,613,714
Bermuda — 0.1%
Aegon, Ltd.	56,420	344,944
CK Infrastructure Holdings, Ltd.	12,000	88,863
Hongkong Land Holdings, Ltd.	19,900	74,643
		508,450
Cayman Islands — 0.5%
CK Asset Holdings, Ltd.	150,808	610,986
Futu Holdings, Ltd. ADR†	1,665	105,827
HKT Trust & HKT, Ltd.	190,000	241,597
Sea, Ltd. ADR†	6,920	541,905
Security Description	Shares or Principal Amount	Value

Cayman Islands (continued)
SITC International Holdings Co., Ltd.	44,000	$ 103,561
WH Group, Ltd.*	949,500	690,171
Wharf Real Estate Investment Co., Ltd.	80,000	233,397
		2,527,444
Denmark — 3.9%
AP Moller-Maersk A/S, Series B	190	283,885
Coloplast A/S, Class B	2,660	362,860
Demant A/S†	3,797	161,231
DSV A/S	7,572	1,357,614
Genmab A/S†	2,693	748,643
Novo Nordisk A/S, Class B	101,518	14,135,130
Novonesis (Novozymes), Class B	12,002	834,175
Orsted A/S*†	5,503	318,837
Pandora A/S	5,429	953,347
Vestas Wind Systems A/S†	30,336	699,505
		19,855,227
Finland — 0.9%
Elisa Oyj	2,792	139,670
Kesko Oyj, Class B	9,061	184,382
Kone Oyj, Class B	7,737	418,085
Neste Oyj	22,650	529,903
Nokia Oyj	199,833	888,933
Orion Oyj, Class B	19,053	1,012,043
Sampo Oyj, Class A	14,827	662,734
UPM-Kymmene Oyj	23,537	797,290
		4,633,040
France — 8.9%
Accor SA	7,458	314,006
Aeroports de Paris SA	2,265	296,899
Air Liquide SA	29,234	5,455,273
Alstom SA	9,565	195,488
Amundi SA*	3,249	244,401
AXA SA	125,186	4,763,144
BioMerieux	1,473	170,530
Bouygues SA	30,806	1,104,196
Bureau Veritas SA	8,176	269,844
Capgemini SE	7,726	1,611,933
Cie Generale des Etablissements Michelin SCA	48,572	1,907,606
Covivio SA	2,965	165,259
Credit Agricole SA	98,591	1,543,489
Dassault Systemes SE	32,056	1,252,624
Edenred SE	15,446	654,550
Eiffage SA	10,976	1,151,000
EssilorLuxottica SA	16,045	3,801,087
Eurazeo SE	4,129	325,637
Gecina SA	2,282	251,107
Getlink SE	33,593	606,165
Hermes International SCA	1,895	4,546,111
Ipsen SA	7,508	910,809
Klepierre SA	15,021	449,444
Legrand SA	7,797	878,857
Publicis Groupe SA	13,261	1,458,096
Sartorius Stedim Biotech	1,434	293,430
Schneider Electric SE	20,337	5,167,844
Sodexo SA	7,263	646,486
Veolia Environnement SA	24,111	798,425
Vinci SA	28,924	3,460,245
Vivendi SE	26,488	297,196
		44,991,181

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany — 7.9%
Bayerische Motoren Werke AG	32,572	$ 3,016,087
Bayerische Motoren Werke AG (Preference Shares)	7,268	627,957
Beiersdorf AG	15,175	2,196,217
Brenntag SE	3,506	260,671
Carl Zeiss Meditec AG	1,179	86,238
Commerzbank AG	49,330	730,252
Continental AG	6,169	416,894
Covestro AG*†	7,745	474,245
Daimler Truck Holding AG	18,417	705,989
Deutsche Boerse AG	8,526	1,913,013
Deutsche Post AG	12,860	558,692
Evonik Industries AG	10,739	238,052
GEA Group AG	6,478	303,825
Hannover Rueck SE	3,473	984,735
Henkel AG & Co. KGaA	20,715	1,721,340
Henkel AG & Co. KGaA (Preference Shares)	16,643	1,522,399
Infineon Technologies AG	46,853	1,706,653
Knorr-Bremse AG	1,645	135,475
Merck KGaA	10,379	2,019,696
Muenchener Rueckversicherungs-Gesellschaft AG	6,969	3,769,575
Nemetschek SE	2,166	225,774
Puma SE	8,092	349,729
SAP SE	38,181	8,327,536
Sartorius AG (Preference Shares)	1,031	284,411
Siemens AG	25,358	4,743,825
Siemens Healthineers AG*	20,081	1,167,414
Symrise AG	5,541	729,706
Vonovia SE	23,400	806,936
Zalando SE*†	6,180	160,286
		40,183,622
Hong Kong — 1.8%
AIA Group, Ltd.	407,200	2,904,509
BOC Hong Kong Holdings, Ltd.	184,500	581,240
Hang Seng Bank, Ltd.	32,100	387,192
Henderson Land Development Co., Ltd.	130,503	407,311
Hong Kong & China Gas Co., Ltd.	590,252	479,167
Hong Kong Exchanges & Clearing, Ltd.	37,900	1,161,798
Link REIT	67,460	318,129
MTR Corp., Ltd.	175,500	621,254
Power Assets Holdings, Ltd.	64,000	445,829
Sun Hung Kai Properties, Ltd.	74,500	727,515
Swire Pacific, Ltd., Class A	45,500	387,292
Swire Properties, Ltd.	78,800	145,344
Techtronic Industries Co., Ltd.	45,500	611,958
		9,178,538
Ireland — 0.4%
DCC PLC	7,346	519,995
James Hardie Industries PLC CDI†	8,921	335,179
Kerry Group PLC, Class A	14,326	1,438,099
		2,293,273
Israel — 0.7%
Bank Hapoalim BM	66,919	667,381
Bank Leumi Le-Israel BM	90,689	876,390
Check Point Software Technologies, Ltd.†	1,847	355,548
CyberArk Software, Ltd.†	579	166,023
ICL Group, Ltd.	43,254	196,818
Israel Discount Bank, Ltd., Class A	57,926	321,509
Mizrahi Tefahot Bank, Ltd.	11,712	448,475
Security Description	Shares or Principal Amount	Value

Israel (continued)
Nice, Ltd.†	2,560	$ 445,044
Wix.com, Ltd.†	1,386	230,935
		3,708,123
Italy — 2.8%
Amplifon SpA	6,487	209,850
Assicurazioni Generali SpA	112,490	3,102,798
DiaSorin SpA	1,255	144,999
FinecoBank Banca Fineco SpA	21,030	360,369
Infrastrutture Wireless Italiane SpA*	48,251	577,326
Intesa Sanpaolo SpA	438,334	1,831,563
Mediobanca Banca di Credito Finanziario SpA	81,957	1,389,851
Moncler SpA	19,454	1,192,685
Nexi SpA*†	11,460	80,307
Poste Italiane SpA*	65,033	904,686
Prysmian SpA	4,146	291,586
Recordati Industria Chimica e Farmaceutica SpA	26,864	1,576,565
Snam SpA	279,780	1,388,555
Terna - Rete Elettrica Nazionale	111,052	967,998
		14,019,138
Japan — 22.9%
Advantest Corp.	15,200	705,842
Aeon Co., Ltd.	37,700	943,971
Aisin Corp.	5,600	196,361
Ajinomoto Co., Inc.	29,400	1,129,070
ANA Holdings, Inc.	9,100	183,981
Asahi Kasei Corp.	21,300	151,174
Astellas Pharma, Inc.	136,500	1,700,639
Bandai Namco Holdings, Inc.	11,400	245,098
Bridgestone Corp.	29,600	1,160,354
Canon, Inc.	48,800	1,684,794
Central Japan Railway Co.	44,600	1,036,045
Chiba Bank, Ltd.	11,600	97,814
Chubu Electric Power Co., Inc.	4,900	61,217
Chugai Pharmaceutical Co., Ltd.	41,800	2,120,494
Dai-ichi Life Holdings, Inc.	41,100	1,185,044
Daiichi Sankyo Co., Ltd.	76,000	3,196,405
Denso Corp.	91,300	1,414,585
East Japan Railway Co.	44,600	859,293
Eisai Co., Ltd.	15,200	634,339
ENEOS Holdings, Inc.	519,800	2,830,146
FANUC Corp.	33,900	999,302
Fast Retailing Co., Ltd.	6,400	2,057,125
FUJIFILM Holdings Corp.	43,900	1,183,116
Fujitsu, Ltd.	42,600	766,287
Hankyu Hanshin Holdings, Inc.	11,600	356,206
Hitachi, Ltd.	188,500	4,624,730
Hoya Corp.	11,600	1,650,955
Idemitsu Kosan Co., Ltd.	172,900	1,259,947
Inpex Corp.	89,400	1,340,122
Isuzu Motors, Ltd.	59,200	892,646
ITOCHU Corp.	36,700	1,952,998
Japan Airlines Co., Ltd.	5,400	91,089
JFE Holdings, Inc.	86,100	1,191,867
Kajima Corp.	32,800	601,861
Kao Corp.	25,100	1,127,713
KDDI Corp.	74,900	2,522,129
Keyence Corp.	6,400	3,080,277
Kintetsu Group Holdings Co., Ltd.	4,300	100,452
Komatsu, Ltd.	37,300	1,038,509
Kubota Corp.	38,900	545,573
Kyocera Corp.	36,100	445,861

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kyowa Kirin Co., Ltd.	38,900	$ 887,660
Lasertec Corp.	800	155,838
M3, Inc.	11,100	106,916
Marubeni Corp.	79,500	1,370,036
MEIJI Holdings Co., Ltd.	23,800	591,435
Mitsubishi Chemical Group Corp.	86,900	508,648
Mitsubishi Corp.	169,300	3,524,899
Mitsubishi Estate Co., Ltd.	54,800	944,614
Mitsui Fudosan Co., Ltd.	115,300	1,249,973
Mizuho Financial Group, Inc.	121,900	2,534,144
MS&AD Insurance Group Holdings, Inc.	57,000	1,310,803
Murata Manufacturing Co., Ltd.	64,100	1,341,593
Nexon Co., Ltd.	12,200	240,276
NIDEC Corp.	7,800	319,985
Nintendo Co., Ltd.	42,200	2,316,794
Nippon Express Holdings, Inc.	3,700	189,588
Nippon Paint Holdings Co., Ltd.	17,500	110,370
Nippon Yusen KK	16,300	592,283
Nissin Foods Holdings Co., Ltd.	22,500	586,161
Nitori Holdings Co., Ltd.	1,200	178,146
NTT Data Group Corp.	18,000	274,494
Obayashi Corp.	24,000	308,796
Ono Pharmaceutical Co., Ltd.	43,100	637,342
Oriental Land Co., Ltd.	39,200	1,068,643
ORIX Corp.	55,100	1,383,157
Osaka Gas Co., Ltd.	41,000	1,011,084
Otsuka Holdings Co., Ltd.	32,500	1,910,645
Pan Pacific International Holdings Corp.	20,200	515,737
Panasonic Holdings Corp.	28,800	242,504
Rakuten Group, Inc.†	11,700	83,452
Recruit Holdings Co., Ltd.	38,900	2,429,242
Renesas Electronics Corp.	18,900	329,564
Resona Holdings, Inc.	95,700	679,416
Secom Co., Ltd.	5,600	408,789
Sekisui House, Ltd.	16,100	413,374
Seven & i Holdings Co., Ltd.	34,700	500,421
SG Holdings Co., Ltd.	6,800	74,039
Shimano, Inc.	2,300	433,062
Shin-Etsu Chemical Co., Ltd.	80,800	3,581,696
Shionogi & Co., Ltd.	18,500	865,066
Shiseido Co., Ltd.	18,700	413,327
Shizuoka Financial Group, Inc.	6,700	59,864
SMC Corp.	1,500	692,571
SoftBank Corp.	101,800	1,424,019
SoftBank Group Corp.	36,700	2,134,163
Sony Group Corp.	41,400	4,044,762
Subaru Corp.	54,800	1,045,101
Sumitomo Corp.	55,800	1,310,227
Sumitomo Electric Industries, Ltd.	62,900	1,044,352
Sumitomo Metal Mining Co., Ltd.	9,700	273,047
Sumitomo Mitsui Financial Group, Inc.	64,700	4,294,569
Sumitomo Realty & Development Co., Ltd.	4,300	147,346
Suntory Beverage & Food, Ltd.	24,900	914,409
Suzuki Motor Corp.	100,500	1,178,917
Sysmex Corp.	8,200	159,095
TDK Corp.	5,700	389,503
Terumo Corp.	45,000	834,114
Tokio Marine Holdings, Inc.	70,900	2,706,629
Tokyo Electron, Ltd.	13,200	2,364,719
Tokyo Gas Co., Ltd.	36,300	908,550
Tokyu Corp.	19,800	242,306
Toppan Holdings, Inc.	600	18,112
Security Description	Shares or Principal Amount	Value

Japan (continued)
Toray Industries, Inc.	61,300	$ 317,424
TOTO, Ltd.	800	27,778
Toyota Industries Corp.	7,200	569,301
Unicharm Corp.	25,800	900,358
West Japan Railway Co.	21,800	416,268
Yakult Honsha Co., Ltd.	23,000	484,692
Yamaha Motor Co., Ltd.	111,900	979,279
		115,870,918
Jersey — 0.2%
WPP PLC	110,985	1,060,772
Luxembourg — 0.3%
Eurofins Scientific SE	3,440	196,393
Tenaris SA	104,463	1,540,533
		1,736,926
Netherlands — 7.6%
ABN AMRO Bank NV*	29,367	503,777
Adyen NV*†	697	1,030,738
AerCap Holdings NV	2,934	285,830
Akzo Nobel NV	10,862	696,049
Argenx SE†	1,997	1,034,131
ASM International NV	888	604,819
ASML Holding NV	13,422	12,139,303
EXOR NV	11,715	1,304,868
Ferrari NV	9,498	4,720,570
Ferrovial SE	45,805	1,920,063
ING Groep NV	162,839	2,955,291
JDE Peet's NV	33,914	777,198
Koninklijke Ahold Delhaize NV	66,868	2,296,948
Koninklijke KPN NV	320,461	1,308,342
NN Group NV	20,651	1,011,875
Prosus NV	62,189	2,317,631
QIAGEN NV	11,045	506,633
STMicroelectronics NV	27,063	868,385
Universal Music Group NV	24,109	630,242
Wolters Kluwer NV	9,626	1,641,990
		38,554,683
New Zealand — 0.4%
Auckland International Airport, Ltd.	92,992	441,054
Fisher & Paykel Healthcare Corp., Ltd.	19,158	427,393
Mercury NZ, Ltd.	24,036	94,055
Meridian Energy, Ltd.	45,880	182,204
Spark New Zealand, Ltd.	190,272	426,668
Xero, Ltd.†	3,014	293,267
		1,864,641
Norway — 0.9%
Aker BP ASA	27,835	670,177
DNB Bank ASA	15,604	330,224
Equinor ASA	69,499	1,863,529
Mowi ASA	27,884	485,827
Orkla ASA	58,806	523,002
Telenor ASA	28,132	348,592
Yara International ASA	5,783	168,530
		4,389,881
Portugal — 0.7%
EDP - Energias de Portugal SA	272,359	1,145,313
Galp Energia SGPS SA	91,162	1,891,872
Jeronimo Martins SGPS SA	37,592	697,119
		3,734,304

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore — 1.1%
DBS Group Holdings, Ltd.	84,590	$ 2,360,079
Keppel, Ltd.	43,600	206,306
Oversea-Chinese Banking Corp., Ltd.	158,600	1,771,364
United Overseas Bank, Ltd.	45,000	1,085,588
		5,423,337
Spain — 1.1%
Aena SME SA*	8,295	1,680,096
Amadeus IT Group SA	20,831	1,405,537
CaixaBank SA	67,833	409,975
Cellnex Telecom SA*	19,326	748,347
Grifols SA†	21,717	241,330
Redeia Corp. SA	49,130	935,326
		5,420,611
SupraNational — 0.1%
Unibail-Rodamco-Westfield	5,322	426,432
Sweden — 2.9%
Assa Abloy AB, Class B	22,414	723,148
Atlas Copco AB, Class A	96,653	1,755,857
Boliden AB	27,742	849,946
Epiroc AB, Class B	31,684	563,728
EQT AB	4,490	150,352
Essity AB, Class B	48,800	1,481,342
Hexagon AB, Class B	56,124	577,695
Industrivarden AB, Class A	1,779	64,034
Industrivarden AB, Class C	4,364	156,872
Investor AB, Class B	145,069	4,322,686
Sandvik AB	43,651	929,992
Skandinaviska Enskilda Banken AB, Class A	90,544	1,399,059
Svenska Cellulosa AB SCA, Class B	7,724	107,817
Svenska Handelsbanken AB, Class A	81,107	840,227
Volvo AB, Class A	28,169	758,830
Volvo Car AB, Class B†	28,853	82,681
		14,764,266
Switzerland — 11.4%
ABB, Ltd.	103,892	5,954,746
Adecco Group AG	9,623	326,983
Alcon, Inc.	22,647	2,196,069
Bachem Holding AG	1,519	145,254
Baloise Holding AG	6,630	1,281,117
Coca-Cola HBC AG	60,870	2,263,870
DSM-Firmenich AG	8,730	1,188,102
EMS-Chemie Holding AG	1,396	1,169,716
Geberit AG	2,533	1,614,719
Givaudan SA	591	3,030,949
Julius Baer Group, Ltd.	19,742	1,158,832
Kuehne + Nagel International AG	3,727	1,154,905
Logitech International SA	9,967	904,710
Lonza Group AG	3,332	2,180,873
Novartis AG	60,224	7,285,428
Partners Group Holding AG	1,462	2,103,898
Sandoz Group AG	6,981	306,770
Schindler Holding AG	312	84,328
Schindler Holding AG (Participation Certificate)	4,868	1,351,802
SGS SA	11,169	1,244,318
SIG Group AG	20,282	428,624
Sika AG	8,294	2,658,473
Sonova Holding AG	3,401	1,184,724
Straumann Holding AG	6,596	982,319
Swatch Group AG (XEGT)	5,817	1,218,091
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
Swiss Life Holding AG	2,422	$ 1,957,400
Swiss Prime Site AG	9,247	1,040,320
Swiss Re AG	19,928	2,716,893
Swisscom AG	3,584	2,263,544
Temenos AG	3,561	248,068
VAT Group AG*	1,000	515,434
Zurich Insurance Group AG	9,695	5,611,532
		57,772,811
United Kingdom — 13.0%
3i Group PLC	79,569	3,338,343
Admiral Group PLC	9,049	348,629
Antofagasta PLC	78,038	1,912,601
Ashtead Group PLC	22,037	1,571,209
AstraZeneca PLC	46,804	8,178,465
Auto Trader Group PLC*	38,098	428,090
Aviva PLC	322,043	2,149,035
Barratt Developments PLC	90,817	608,721
Berkeley Group Holdings PLC	15,453	1,016,634
Bunzl PLC	39,094	1,825,470
Burberry Group PLC	65,505	578,588
Coca-Cola Europacific Partners PLC	28,567	2,299,358
Compass Group PLC	120,228	3,798,773
Croda International PLC	10,733	582,401
Halma PLC	28,955	994,591
Hargreaves Lansdown PLC	25,141	367,243
Hikma Pharmaceuticals PLC	26,718	695,821
Informa PLC	106,378	1,170,696
InterContinental Hotels Group PLC	24,573	2,449,970
Intertek Group PLC	15,496	1,012,483
JD Sports Fashion PLC	206,449	377,210
Kingfisher PLC	266,039	1,000,072
Land Securities Group PLC	90,431	751,940
Legal & General Group PLC	413,283	1,216,023
London Stock Exchange Group PLC	18,602	2,511,028
M&G PLC	205,213	581,583
Mondi PLC	54,438	1,053,433
National Grid PLC	330,432	4,356,271
Pearson PLC	62,366	866,916
Persimmon PLC	20,402	439,935
Phoenix Group Holdings PLC	117,935	881,776
Prudential PLC	107,773	932,081
RELX PLC	95,799	4,461,935
Rentokil Initial PLC	179,985	1,143,082
Sage Group PLC	53,604	714,172
Schroders PLC	123,284	558,687
Segro PLC	84,580	972,368
Smith & Nephew PLC	85,615	1,320,639
Smiths Group PLC	66,669	1,586,148
Spirax Group PLC	5,217	530,868
SSE PLC	91,576	2,278,792
Taylor Wimpey PLC	336,707	716,543
Whitbread PLC	28,752	1,095,461
		65,674,084
Total Long-Term Investment Securities (cost $375,670,053)		494,345,329
SHORT-TERM INVESTMENTS — 0.3%
U.S. Government — 0.3%
United States Treasury Bills
5.22%, 10/01/2024(1) (cost $1,493,481)	$1,500,000	1,493,961

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 08/30/2024, to be repurchased 09/03/2024 in the amount of $4,742,353 and collateralized by $4,816,500 of United States Treasury Notes, bearing interest at 3.63% due 05/15/2026 and having an approximate value of $4,836,481 (cost $4,741,510)	$4,741,510	$ 4,741,510
TOTAL INVESTMENTS (cost $381,905,044)	98.8%	500,580,800
Other assets less liabilities	1.2	5,883,481
NET ASSETS	100.0%	$506,464,281
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Socially Responsible Fund has no right to demand registration of these securities. At August 31, 2024, the aggregate value of these securities was $9,524,155 representing 1.9% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt
CDI—CHESS Depositary Interest
XEGT—Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
98	Long	MSCI EAFE Index	September 2024	$11,593,927	$12,046,650	$452,723
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Pharmaceuticals	9.4%
Insurance	8.4
Banks	7.5
Chemicals	3.9
Commercial Services	3.8
Semiconductors	3.7
Healthcare-Products	3.0
Oil & Gas	3.0
Telecommunications	2.7
Auto Manufacturers	2.5
Engineering & Construction	2.5
Electronics	2.5
Software	2.3
Electric	2.1
Diversified Financial Services	2.0
Food	1.9
Distribution/Wholesale	1.9
Transportation	1.8
Machinery-Diversified	1.7
Retail	1.6
Investment Companies	1.6
Mining	1.5
Machinery-Construction & Mining	1.4
Real Estate	1.3
Auto Parts & Equipment	1.3
REITS	1.3
Beverages	1.3
Miscellaneous Manufacturing	1.2
Cosmetics/Personal Care	1.2
Electrical Components & Equipment	1.2
Private Equity	1.2
Apparel	1.1

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Industry Allocation*(continued)
Biotechnology	1.0%
Repurchase Agreements	0.9
Food Service	0.9
Home Furnishings	0.9
Computers	0.9
Building Materials	0.8
Media	0.8
Lodging	0.8
Healthcare-Services	0.7
Internet	0.7
Iron/Steel	0.7
Household Products/Wares	0.6
Home Builders	0.6
Gas	0.6
Toys/Games/Hobbies	0.6
Advertising	0.5
Metal Fabricate/Hardware	0.5
Hand/Machine Tools	0.4
Forest Products & Paper	0.4
Entertainment	0.3
Office/Business Equipment	0.3
Short-Term Investments	0.3
Leisure Time	0.3
Water	0.2
Energy-Alternate Sources	0.1
Pipelines	0.1
Packaging & Containers	0.1
98.8%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cayman Islands	$647,732	$1,879,712	$—	$2,527,444
Israel	752,506	2,955,617	—	3,708,123
Netherlands	285,830	38,268,853	—	38,554,683
United Kingdom	2,299,358	63,374,726	—	65,674,084
Other Countries	—	383,880,995	—	383,880,995
Short-Term Investments	—	1,493,961	—	1,493,961
Repurchase Agreements	—	4,741,510	—	4,741,510
Total Investments at Value	$3,985,426	$496,595,374	$—	$500,580,800
Other Financial Instruments:†
Futures Contracts	$452,723	$—	$—	$452,723
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.2%
Australia — 1.9%
Northern Star Resources, Ltd.	445,870	$ 4,595,472
Transurban Group#	460,897	4,244,520
		8,839,992
Bermuda — 0.5%
Liberty Global, Ltd., Class C†	120,550	2,371,219
Canada — 2.2%
Cameco Corp.	80,878	3,303,057
Energy Fuels, Inc.†	229,657	1,125,319
Nutrien, Ltd.	16,778	812,391
Pan American Silver Corp.	62,955	1,272,321
Teck Resources, Ltd., Class B	27,723	1,327,932
Vermilion Energy, Inc.	222,837	2,290,764
		10,131,784
Cayman Islands — 0.6%
WH Group, Ltd.*	4,192,000	3,047,072
Denmark — 0.8%
Novo Nordisk A/S, Class B	26,704	3,718,203
Finland — 1.0%
UPM-Kymmene Oyj	133,015	4,505,738
France — 13.4%
AXA SA	148,376	5,645,489
BNP Paribas SA	110,742	7,665,843
Cie Generale des Etablissements Michelin SCA	69,329	2,722,812
Eiffage SA	15,901	1,667,461
Engie SA	308,611	5,435,826
LVMH Moet Hennessy Louis Vuitton SE	9,680	7,261,161
Sanofi SA	98,879	11,060,260
Schneider Electric SE	15,998	4,065,259
Societe Generale SA	134,833	3,259,359
TotalEnergies SE	121,657	8,398,423
Vinci SA	41,830	5,004,220
Worldline SA*†	117,549	1,079,338
		63,265,451
Germany — 3.6%
Deutsche Telekom AG	195,969	5,564,043
Duerr AG	55,420	1,207,940
E.ON SE	311,517	4,413,384
Fresenius Medical Care AG	38,387	1,479,952
KION Group AG	35,363	1,370,393
Mercedes-Benz Group AG	16,943	1,168,316
Merck KGaA	8,286	1,612,410
		16,816,438
Greece — 0.7%
Piraeus Financial Holdings SA	785,439	3,395,014
Guernsey — 0.5%
Burford Capital, Ltd.	189,906	2,565,630
Ireland — 2.8%
Bank of Ireland Group PLC	320,518	3,691,615
DCC PLC	51,656	3,656,529
Flutter Entertainment PLC†	6,464	1,383,404
Jazz Pharmaceuticals PLC†	22,452	2,603,983
Smurfit WestRock PLC	38,252	1,813,910
		13,149,441
Israel — 1.5%
Bank Hapoalim BM	132,378	1,320,202
Security Description	Shares or Principal Amount	Value

Israel (continued)
Bezeq The Israeli Telecommunication Corp., Ltd.	908,125	$ 1,078,066
Check Point Software Technologies, Ltd.†	24,818	4,777,465
		7,175,733
Italy — 2.2%
Enel SpA	726,279	5,524,591
UniCredit SpA	116,600	4,845,332
		10,369,923
Japan — 21.2%
Dai-ichi Life Holdings, Inc.	117,900	3,399,433
Daiwabo Holdings Co, Ltd.	155,600	2,950,165
ITOCHU Corp.	220,200	11,717,988
Kinden Corp.	83,300	1,788,322
Macnica Fuji Electronics Holdings, Inc.	56,900	2,321,479
Marubeni Corp.	159,700	2,752,136
MatsukiyoCocokara & Co.	135,400	2,190,644
Mebuki Financial Group, Inc.	493,300	1,946,944
Medipal Holdings Corp.	95,900	1,684,204
Murata Manufacturing Co., Ltd.	156,400	3,273,404
ORIX Corp.	567,400	14,243,255
Sankyo Co., Ltd.	321,900	4,646,539
Sanwa Holdings Corp.	113,300	2,589,162
Shimamura Co., Ltd.	64,500	3,445,968
Ship Healthcare Holdings, Inc.	90,700	1,366,175
Sumitomo Corp.	111,400	2,615,758
Sumitomo Mitsui Financial Group, Inc.	217,600	14,443,559
Sundrug Co., Ltd.	47,000	1,362,987
Takeda Pharmaceutical Co., Ltd.	137,200	4,078,456
Takuma Co., Ltd.	46,600	520,247
Tokyo Electron, Ltd.	27,900	4,998,156
Tokyo Tatemono Co., Ltd.	139,500	2,332,539
Toppan Holdings, Inc.	142,100	4,289,499
Toyota Motor Corp.	275,100	5,247,449
		100,204,468
Jersey — 1.2%
Arcadium Lithium PLC†	154,301	418,156
TP ICAP Group PLC	1,005,103	3,229,792
WPP PLC	208,199	1,989,923
		5,637,871
Netherlands — 6.5%
ASR Nederland NV	94,806	4,643,707
ING Groep NV	333,993	6,061,487
Koninklijke Ahold Delhaize NV	438,203	15,052,481
Koninklijke KPN NV	1,240,276	5,063,658
		30,821,333
Norway — 0.5%
Leroy Seafood Group ASA	539,321	2,556,247
Singapore — 2.8%
DBS Group Holdings, Ltd.	194,600	5,429,383
Singapore Exchange, Ltd.	577,400	4,799,818
Venture Corp., Ltd.	294,900	3,170,635
		13,399,836
South Africa — 0.1%
Impala Platinum Holdings, Ltd.	108,955	471,890
Spain — 4.1%
Banco Bilbao Vizcaya Argentaria SA	346,675	3,681,488

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Banco Santander SA	1,241,066	$ 6,173,028
Iberdrola SA #	652,683	9,264,903
		19,119,419
Switzerland — 5.7%
Nestle SA	55,885	5,984,167
Novartis AG	42,782	5,175,431
Roche Holding AG	7,601	2,568,665
Swiss Re AG	29,131	3,971,588
Zurich Insurance Group AG	15,721	9,099,422
		26,799,273
Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	190,000	5,673,254
United Kingdom — 23.2%
Ashtead Group PLC	68,138	4,858,149
AstraZeneca PLC	61,187	10,691,731
AstraZeneca PLC ADR	18,051	1,581,629
BP PLC	1,413,727	8,009,145
BT Group PLC	1,630,319	2,991,147
Coca-Cola Europacific Partners PLC	113,115	9,104,626
D.S. Smith PLC	1,006,452	6,191,679
Diversified Energy Co. PLC	164,219	1,960,865
HSBC Holdings PLC	1,050,495	9,207,474
Imperial Brands PLC	182,672	5,249,576
JD Sports Fashion PLC	1,421,602	2,597,454
Just Group PLC	1,426,520	2,673,903
National Grid PLC	680,687	8,973,880
Rio Tinto PLC	135,635	8,501,648
Shell PLC	546,111	19,377,769
Unilever PLC#	85,208	5,510,024
Vodafone Group PLC	2,009,218	1,969,440
		109,450,139
Total Common Stocks (cost $425,430,034)		463,485,368
UNAFFILIATED INVESTMENT COMPANIES — 0.3%
United States — 0.3%
iShares MSCI EAFE Value ETF (cost $1,453,126)	27,601	1,568,565
Total Long-Term Investment Securities (cost $426,883,160)		465,053,933
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
Allspring Government Money Market Fund, Institutional Shares Class 5.17%(1)	1,103,647	$ 1,103,647
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24%(1)	107,796	107,796
State Street Navigator Securities Lending Government Money Market Portfolio 5.29%(1)(2)	29,685	29,685
Total Short-Term Investments (cost $1,241,128)		1,241,128
TOTAL INVESTMENTS (cost $428,124,288)	98.7%	466,295,061
Other assets less liabilities	1.3	5,920,846
NET ASSETS	100.0%	$472,215,907
#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Value Fund has no right to demand registration of these securities. At August 31, 2024, the aggregate value of these securities was $4,126,410 representing 0.9% of net assets.
(1)	The rate shown is the 7-day yield as of August 31, 2024.
(2)	At August 31, 2024, the Fund had loaned securities with a total value of $828,235. This was secured by collateral of $29,685, which was received in cash and subsequently invested in short-term investments currently valued at $29,685 as reported in the Portfolio of Investments. Additional collateral of $845,545 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2024
United States Treasury Bills	0.00%	02/13/2025	$47,054
United States Treasury Notes/Bonds	0.25% to 4.88%	09/30/2024 to 02/28/2031	798,491
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	CAD	12,024,000	USD	8,776,995	10/08/2024	$ —	$(155,025)
	USD	1,829,932	AUD	2,705,000	10/08/2024	2,470	—
						2,470	(155,025)
HSBC Bank PLC	ILS	4,088,000	USD	1,107,205	10/08/2024	—	(18,349)
	SGD	4,609,000	USD	3,508,037	10/08/2024	—	(31,075)
	USD	6,360,675	CHF	5,467,000	10/08/2024	96,651	—
	USD	1,754,297	GBP	1,367,000	10/08/2024	41,524	—
						138,175	(49,424)
Morgan Stanley & Co. International PLC	AUD	1,027,000	USD	698,564	10/08/2024	2,861	—
	JPY	704,405,000	USD	4,820,737	10/08/2024	—	(21,527)
	USD	12,719,540	AUD	19,243,000	10/08/2024	315,917	—
	USD	465,670	CHF	390,000	10/08/2024	—	(5,023)

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	917,207	DKK	6,112,000	10/08/2024	$ —	$ (9,702)
	USD	1,627,961	EUR	1,452,000	10/08/2024	—	(20,407)
	USD	1,970,188	NOK	21,078,000	10/08/2024	18,658	—
	USD	3,724,084	NZD	6,209,000	10/08/2024	157,887	—
						495,323	(56,659)
State Street Bank & Trust Company	NOK	14,377,000	USD	1,370,837	10/08/2024	14,274	—
	USD	457,851	GBP	349,000	10/08/2024	628	—
						14,902	—
UBS AG	CAD	1,859,000	USD	1,370,257	10/08/2024	—	(10,700)
	SEK	7,086,000	USD	700,288	10/08/2024	8,942	—
	USD	697,578	CAD	937,000	10/08/2024	—	(1,528)
	USD	2,657,558	SEK	27,544,000	10/08/2024	29,773	—
						38,715	(12,228)
Unrealized Appreciation (Depreciation)						$689,585	$(273,336)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
ILS—Israeli New Sheqel
JPY—Japanese Yen
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

Industry Allocation*
Banks	15.1%
Pharmaceuticals	9.7
Oil & Gas	9.3
Electric	7.1
Insurance	6.2
Food	5.6
Diversified Financial Services	5.2
Mining	4.6
Distribution/Wholesale	3.7
Telecommunications	3.4
Commercial Services	3.0
Semiconductors	2.3
Retail	2.1
Engineering & Construction	2.0
Beverages	1.9
Electronics	1.9
Packaging & Containers	1.7
Apparel	1.5
Auto Manufacturers	1.4
Entertainment	1.3
Cosmetics/Personal Care	1.2
Agriculture	1.1
Computers	1.0
Forest Products & Paper	1.0
Electrical Components & Equipment	0.9
Auto Parts & Equipment	0.6
Machinery-Diversified	0.6
Building Materials	0.5
Media	0.5
Real Estate	0.5
Advertising	0.4
Unaffiliated Investment Companies	0.3
Healthcare-Services	0.3
Coal	0.3

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Industry Allocation*(continued)
Chemicals	0.3%
Short-Term Investments	0.2
98.7%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$2,371,219	$—	$—	$2,371,219
Canada	10,131,784	—	—	10,131,784
Guernsey	2,565,630	—	—	2,565,630
Ireland	4,417,893	8,731,548	—	13,149,441
Israel	4,777,465	2,398,268	—	7,175,733
Jersey	418,156	5,219,715	—	5,637,871
United Kingdom	10,686,255	98,763,884	—	109,450,139
Other Countries	—	313,003,551	—	313,003,551
Unaffiliated Investment Companies	1,568,565	—	—	1,568,565
Short-Term Investments	1,241,128	—	—	1,241,128
Total Investments at Value	$38,178,095	$428,116,966	$—	$466,295,061
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$689,585	$—	$689,585
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$273,336	$—	$273,336
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Large Capital Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Apparel — 2.8%
LVMH Moet Hennessy Louis Vuitton SE	8,655	$ 6,492,287
NIKE, Inc., Class B	136,221	11,349,934
		17,842,221
Auto Parts & Equipment — 1.2%
Aptiv PLC†	110,192	7,882,034
Beverages — 1.8%
PepsiCo, Inc.	65,501	11,323,813
Chemicals — 1.2%
Sherwin-Williams Co.	21,749	8,033,428
Commercial Services — 2.6%
Moody's Corp.	17,973	8,766,151
TransUnion	80,735	7,815,955
		16,582,106
Computers — 10.9%
Accenture PLC, Class A	65,503	22,398,751
Apple, Inc.	169,690	38,859,010
Gartner, Inc.†	18,873	9,284,761
		70,542,522
Cosmetics/Personal Care — 1.5%
Estee Lauder Cos., Inc., Class A	104,540	9,582,136
Diversified Financial Services — 7.1%
Brookfield Asset Management, Ltd., Class A	125,553	5,118,452
Charles Schwab Corp.	91,054	5,927,615
Mastercard, Inc., Class A	16,556	8,002,177
Visa, Inc., Class A	98,208	27,141,745
		46,189,989
Electric — 1.3%
CMS Energy Corp.	124,814	8,469,878
Electrical Components & Equipment — 2.3%
Eaton Corp. PLC	28,336	8,697,168
Schneider Electric SE	23,096	5,868,935
		14,566,103
Electronics — 5.5%
Amphenol Corp., Class A	175,773	11,855,889
Hubbell, Inc.	24,198	9,677,264
Mettler-Toledo International, Inc.†	3,886	5,592,265
TE Connectivity, Ltd.	55,045	8,454,912
		35,580,330
Environmental Control — 0.6%
Veralto Corp.	36,462	4,099,423
Food — 1.3%
McCormick & Co., Inc.	108,159	8,655,965
Healthcare-Products — 8.0%
Agilent Technologies, Inc.	95,988	13,718,605
Boston Scientific Corp.†	101,660	8,314,771
Danaher Corp.	23,833	6,418,465
STERIS PLC	52,408	12,635,569
Stryker Corp.	7,526	2,712,521
Thermo Fisher Scientific, Inc.	12,507	7,692,681
		51,492,612
Healthcare-Services — 1.5%
ICON PLC†	30,659	9,874,038
Security Description	Shares or Principal Amount	Value

Household Products/Wares — 2.2%
Church & Dwight Co., Inc.	137,671	$ 14,025,922
Insurance — 3.6%
Aon PLC, Class A	45,148	15,518,271
Marsh & McLennan Cos., Inc.	35,126	7,991,516
		23,509,787
Internet — 6.2%
Alphabet, Inc., Class A	193,717	31,649,483
Tencent Holdings, Ltd.	179,700	8,685,266
		40,334,749
Lodging — 0.8%
Hilton Worldwide Holdings, Inc.	23,866	5,241,928
Machinery-Diversified — 1.1%
Otis Worldwide Corp.	75,834	7,180,722
Media — 0.8%
Walt Disney Co.	56,159	5,075,650
Pharmaceuticals — 1.4%
Becton Dickinson & Co.	36,922	8,950,262
REITS — 2.1%
American Tower Corp.	60,756	13,612,989
Retail — 3.3%
Ross Stores, Inc.	62,885	9,471,110
Starbucks Corp.	44,009	4,161,931
TJX Cos., Inc.	66,707	7,822,730
		21,455,771
Semiconductors — 8.8%
Analog Devices, Inc.	27,809	6,530,665
NVIDIA Corp.	268,609	32,063,856
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	80,788	13,871,300
Texas Instruments, Inc.	22,544	4,832,081
		57,297,902
Software — 18.3%
Electronic Arts, Inc.	31,700	4,812,694
Fiserv, Inc.†	60,947	10,641,346
Microsoft Corp.	205,084	85,548,740
Salesforce, Inc.	47,847	12,100,506
Veeva Systems, Inc., Class A†	24,640	5,333,082
		118,436,368
Transportation — 1.1%
Canadian Pacific Kansas City, Ltd.	87,385	7,247,712
Total Long-Term Investment Securities (cost $454,515,715)		643,086,360
SHORT-TERM INVESTMENTS — 1.3%
Sovereign — 1.3%
Federal Home Loan Bank
5.18%, 09/03/2024 (cost $8,464,567)	$8,467,000	8,462,193
TOTAL INVESTMENTS (cost $462,980,282)	100.6%	651,548,553
Other assets less liabilities	(0.6)	(3,925,227)
NET ASSETS	100.0%	$647,623,326
†	Non-income producing security
ADR—American Depositary Receipt

VALIC Company I Large Capital Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$11,349,934	$6,492,287	$—	$17,842,221
Electrical Components & Equipment	8,697,168	5,868,935	—	14,566,103
Internet	31,649,483	8,685,266	—	40,334,749
Other Industries	570,343,287	—	—	570,343,287
Short-Term Investments	—	8,462,193	—	8,462,193
Total Investments at Value	$622,039,872	$29,508,681	$—	$651,548,553
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.7%
Aerospace/Defense — 0.6%
Curtiss-Wright Corp.	40,094	$ 12,664,091
Hexcel Corp.	87,010	5,506,863
		18,170,954
Agriculture — 0.2%
Darling Ingredients, Inc.†	167,269	6,980,135
Apparel — 1.3%
Capri Holdings, Ltd.†	122,031	4,358,947
Carter's, Inc.	38,210	2,518,039
Columbia Sportswear Co.#	35,281	2,848,235
Crocs, Inc.†	63,549	9,288,957
PVH Corp.	59,265	5,848,863
Skechers USA, Inc., Class A†	138,601	9,491,397
Under Armour, Inc., Class A†	197,653	1,519,952
Under Armour, Inc., Class C#†	199,772	1,490,299
		37,364,689
Auto Parts & Equipment — 1.0%
Adient PLC†	94,034	2,127,049
Autoliv, Inc.	75,819	7,769,173
Gentex Corp.	242,022	7,582,549
Goodyear Tire & Rubber Co.†	298,032	2,628,642
Lear Corp.	59,450	6,934,843
Visteon Corp.†	28,891	2,924,636
		29,966,892
Banks — 5.6%
Associated Banc-Corp	155,200	3,550,976
Bank OZK	110,440	4,787,574
Cadence Bank	191,245	6,173,389
Columbia Banking System, Inc.	219,193	5,519,280
Commerce Bancshares, Inc.	123,403	7,892,856
Cullen/Frost Bankers, Inc.	67,266	7,549,263
East West Bancorp, Inc.	145,666	12,246,141
First Financial Bankshares, Inc.	134,583	4,921,700
First Horizon Corp.	572,503	9,497,825
FNB Corp.	376,616	5,641,708
Glacier Bancorp, Inc.#	118,704	5,614,699
Hancock Whitney Corp.	90,691	4,872,827
Home BancShares, Inc.	195,031	5,429,663
International Bancshares Corp.	55,979	3,536,753
Old National Bancorp	330,584	6,562,092
Pinnacle Financial Partners, Inc.	80,079	7,973,466
Prosperity Bancshares, Inc.	100,435	7,390,007
SouthState Corp.	79,754	7,743,316
Synovus Financial Corp.	153,305	7,070,427
Texas Capital Bancshares, Inc.†	48,839	3,282,957
UMB Financial Corp.	45,926	4,757,474
United Bankshares, Inc.	141,194	5,488,211
Valley National Bancorp	447,763	3,886,583
Webster Financial Corp.	179,526	8,514,918
Wintrust Financial Corp.	68,182	7,418,202
Zions Bancorp NA	154,577	7,660,836
		164,983,143
Beverages — 0.5%
Boston Beer Co., Inc., Class A†	9,572	2,600,904
Celsius Holdings, Inc.†	156,164	5,938,917
Coca-Cola Consolidated, Inc.	4,899	6,576,417
		15,116,238
Security Description	Shares or Principal Amount	Value

Biotechnology — 3.4%
Arrowhead Pharmaceuticals, Inc.†	130,022	$ 3,098,424
BioMarin Pharmaceutical, Inc.†	198,780	18,130,724
Cytokinetics, Inc.†	120,032	6,851,427
Exelixis, Inc.†	304,947	7,937,770
Halozyme Therapeutics, Inc.†	133,240	8,507,374
Illumina, Inc.†	166,767	21,913,184
Roivant Sciences, Ltd.#†	354,321	4,333,346
Sarepta Therapeutics, Inc.†	98,955	13,436,110
United Therapeutics Corp.†	46,435	16,881,444
		101,089,803
Building Materials — 3.4%
AAON, Inc.	71,432	6,822,470
Eagle Materials, Inc.	36,065	9,295,754
Fortune Brands Innovations, Inc.	130,942	10,398,104
Knife River Corp.†	59,264	4,674,152
Lennox International, Inc.	33,565	19,809,727
Louisiana-Pacific Corp.	66,778	6,480,805
MDU Resources Group, Inc.	213,446	5,483,428
Owens Corning	90,719	15,307,017
Simpson Manufacturing Co., Inc.	44,134	8,079,170
Trex Co., Inc.†	113,788	7,252,847
UFP Industries, Inc.	64,649	7,865,844
		101,469,318
Chemicals — 2.0%
Arcadium Lithium PLC#†	1,080,569	2,928,342
Ashland, Inc.	52,477	4,696,692
Avient Corp.	95,533	4,693,536
Axalta Coating Systems, Ltd.†	230,989	8,431,098
Cabot Corp.	57,849	6,080,508
Chemours Co.	155,875	3,030,210
NewMarket Corp.	7,232	4,149,505
Olin Corp.	125,018	5,459,536
RPM International, Inc.	134,799	15,670,384
Westlake Corp.	33,649	4,893,911
		60,033,722
Commercial Services — 3.8%
Avis Budget Group, Inc.#	19,032	1,560,434
Brink's Co.	46,546	5,163,348
Euronet Worldwide, Inc.†	45,620	4,922,854
FTI Consulting, Inc.†	36,723	8,384,228
Graham Holdings Co., Class B	3,637	2,892,106
Grand Canyon Education, Inc.†	30,691	4,450,502
GXO Logistics, Inc.†	125,030	6,257,751
H&R Block, Inc.	146,071	9,247,755
Insperity, Inc.	37,449	3,519,831
ManpowerGroup, Inc.	49,938	3,691,417
Morningstar, Inc.	27,297	8,564,980
Paylocity Holding Corp.†	45,489	7,341,925
Progyny, Inc.†	86,725	2,037,170
R1 RCM, Inc.†	207,271	2,924,594
RB Global, Inc.#	192,330	16,565,383
Service Corp. International#	152,437	11,931,244
Valvoline, Inc.†	134,896	5,692,611
WEX, Inc.†	43,865	8,379,092
		113,527,225
Computers — 2.9%
ASGN, Inc.†	48,051	4,620,584
CACI International, Inc., Class A†	23,341	11,393,209
Crane NXT Co.#	50,834	2,986,497
ExlService Holdings, Inc.†	170,052	6,213,700

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Genpact, Ltd.	173,342	$ 6,800,207
KBR, Inc.	140,571	9,750,005
Kyndryl Holdings, Inc.†	240,889	5,706,660
Lumentum Holdings, Inc.†	70,769	4,077,002
Maximus, Inc.	63,646	5,871,980
Pure Storage, Inc., Class A†	319,914	16,408,389
Qualys, Inc.†	38,671	4,840,449
Science Applications International Corp.	53,674	7,009,288
		85,677,970
Cosmetics/Personal Care — 0.6%
Coty, Inc., Class A†	381,579	3,579,211
e.l.f. Beauty, Inc.†	58,109	8,704,147
Perrigo Co. PLC	142,710	4,152,861
		16,436,219
Distribution/Wholesale — 1.1%
Core & Main, Inc., Class A†	179,032	8,598,907
Watsco, Inc.	33,512	15,932,275
WESCO International, Inc.	45,761	7,567,954
		32,099,136
Diversified Financial Services — 3.4%
Affiliated Managers Group, Inc.	33,358	5,798,621
Ally Financial, Inc.	286,407	12,369,918
Evercore, Inc., Class A	37,096	9,115,971
Federated Hermes, Inc.	84,025	2,882,058
Houlihan Lokey, Inc.	54,820	8,585,908
Interactive Brokers Group, Inc., Class A	112,131	14,452,565
Janus Henderson Group PLC	134,388	5,054,333
Jefferies Financial Group, Inc.	177,588	10,646,401
SEI Investments Co.	104,536	7,069,770
SLM Corp.	230,016	5,074,153
Stifel Financial Corp.	107,259	9,453,808
Voya Financial, Inc.	105,421	7,466,969
Western Union Co.	354,195	4,321,179
		102,291,654
Electric — 1.3%
ALLETE, Inc.	60,397	3,838,229
Black Hills Corp.	72,165	4,266,395
IDACORP, Inc.	53,072	5,408,568
Northwestern Energy Group, Inc.	64,159	3,489,608
OGE Energy Corp.	209,948	8,305,543
Ormat Technologies, Inc.	56,297	4,195,815
Portland General Electric Co.	107,861	5,189,193
TXNM Energy, Inc.	94,429	3,869,700
		38,563,051
Electrical Components & Equipment — 1.3%
Acuity Brands, Inc.	31,927	8,131,807
Belden, Inc.	42,585	4,568,519
EnerSys	42,311	4,287,374
Littelfuse, Inc.	25,946	7,062,501
Novanta, Inc.†	37,577	6,887,112
Universal Display Corp.	45,690	8,851,067
		39,788,380
Electronics — 2.5%
Arrow Electronics, Inc.†	55,725	7,527,333
Avnet, Inc.	94,616	5,220,911
Coherent Corp.†	138,859	10,824,059
NEXTracker, Inc., Class A†	128,648	5,232,114
Security Description	Shares or Principal Amount	Value

Electronics (continued)
nVent Electric PLC	173,801	$ 11,811,516
Sensata Technologies Holding PLC#	157,805	6,083,383
TD SYNNEX Corp.	81,357	9,878,367
Vishay Intertechnology, Inc.	131,006	2,639,771
Vontier Corp.	161,638	5,662,179
Woodward, Inc.	63,776	10,628,270
		75,507,903
Engineering & Construction — 2.8%
AECOM	142,508	14,270,751
Arcosa, Inc.	1	92
Comfort Systems USA, Inc.	37,279	13,178,872
EMCOR Group, Inc.	49,199	19,338,159
Exponent, Inc.	53,045	5,743,182
Fluor Corp.†	179,216	8,973,345
MasTec, Inc.†	63,609	7,196,086
TopBuild Corp.†	33,112	13,013,678
		81,714,165
Entertainment — 1.4%
Churchill Downs, Inc.	70,025	9,731,374
Light & Wonder, Inc.†	94,364	10,363,054
Marriott Vacations Worldwide Corp.#	34,236	2,533,464
TKO Group Holdings, Inc.	61,666	7,290,771
Vail Resorts, Inc.	39,748	7,222,212
Warner Music Group Corp., Class A#	148,236	4,241,032
		41,381,907
Environmental Control — 1.1%
Clean Harbors, Inc.†	52,510	12,912,209
Stericycle, Inc.†	97,134	5,756,161
Tetra Tech, Inc.	56,005	13,314,629
		31,982,999
Food — 2.1%
Flowers Foods, Inc.	201,146	4,674,633
Ingredion, Inc.	68,725	9,230,455
Lancaster Colony Corp.	21,325	3,641,457
Performance Food Group Co.†	162,905	12,159,229
Pilgrim's Pride Corp.†	42,169	1,964,232
Post Holdings, Inc.†	52,643	6,094,480
Sprouts Farmers Market, Inc.†	105,187	10,944,708
US Foods Holding Corp.†	236,801	14,020,987
		62,730,181
Food Service — 0.3%
Aramark	275,319	10,084,935
Gas — 1.0%
National Fuel Gas Co.	96,227	5,750,526
New Jersey Resources Corp.	103,455	4,791,001
ONE Gas, Inc.	59,220	4,082,627
Southwest Gas Holdings, Inc.	63,024	4,583,105
Spire, Inc.	60,455	3,988,216
UGI Corp.	219,448	5,466,450
		28,661,925
Hand/Machine Tools — 1.0%
Lincoln Electric Holdings, Inc.	59,576	11,534,509
MSA Safety, Inc.	38,754	7,077,643
Regal Rexnord Corp.	69,637	11,685,785
		30,297,937
Healthcare-Products — 3.0%
Avantor, Inc.†	711,108	18,375,031

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Azenta, Inc.†	56,447	$ 2,795,256
Bruker Corp.	101,939	6,849,281
Dentsply Sirona, Inc.	217,364	5,497,136
Enovis Corp.†	52,254	2,435,036
Envista Holdings Corp.†	179,914	3,285,230
Globus Medical, Inc., Class A†	117,906	8,571,766
Haemonetics Corp.#†	53,166	4,018,286
Lantheus Holdings, Inc.†	72,562	7,725,676
LivaNova PLC†	56,690	2,856,609
Masimo Corp.†	46,683	5,486,186
Neogen Corp.#†	206,353	3,559,589
Penumbra, Inc.†	40,583	8,210,753
Repligen Corp.†	54,400	8,210,592
		87,876,427
Healthcare-Services — 2.2%
Acadia Healthcare Co., Inc.†	97,124	7,957,369
Amedisys, Inc.†	34,162	3,348,218
Chemed Corp.	15,849	9,290,208
Encompass Health Corp.	105,404	9,807,842
HealthEquity, Inc.†	91,089	7,247,041
Medpace Holdings, Inc.†	24,651	8,757,761
Sotera Health Co.#†	130,390	2,013,222
Tenet Healthcare Corp.†	102,262	16,959,130
		65,380,791
Home Builders — 1.2%
KB Home	76,979	6,443,912
Taylor Morrison Home Corp.†	110,722	7,454,912
Thor Industries, Inc.#	55,824	5,987,682
Toll Brothers, Inc.	109,054	15,711,410
		35,597,916
Home Furnishings — 0.7%
Dolby Laboratories, Inc., Class A	62,551	4,463,639
Tempur Sealy International, Inc.	181,764	9,529,887
Whirlpool Corp.#	57,197	5,736,287
		19,729,813
Household Products/Wares — 0.0%
Helen of Troy, Ltd.†	24,927	1,330,603
Housewares — 0.1%
Scotts Miracle-Gro Co.	44,002	3,123,262
Insurance — 6.0%
American Financial Group, Inc.	68,483	9,150,698
Brighthouse Financial, Inc.†	65,023	2,984,556
CNO Financial Group, Inc.	113,334	3,957,623
Equitable Holdings, Inc.	320,062	13,609,036
Erie Indemnity Co., Class A	26,112	13,270,902
Essent Group, Ltd.	111,674	7,179,521
Fidelity National Financial, Inc.	271,744	16,022,026
First American Financial Corp.	108,587	6,927,851
Hanover Insurance Group, Inc.	37,628	5,530,940
Kemper Corp.	63,350	3,960,009
Kinsale Capital Group, Inc.	23,148	11,367,751
MGIC Investment Corp.	279,084	7,097,106
Old Republic International Corp.	264,655	9,493,175
Primerica, Inc.	36,025	9,482,861
Reinsurance Group of America, Inc.	68,875	15,204,845
RenaissanceRe Holdings, Ltd.#	55,357	14,104,410
RLI Corp.	42,111	6,489,305
Ryan Specialty Holdings, Inc.	107,187	6,927,496
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Selective Insurance Group, Inc.	63,642	$ 5,790,149
Unum Group	186,365	10,341,394
		178,891,654
Internet — 0.1%
Ziff Davis, Inc.†	48,291	2,359,981
Iron/Steel — 1.3%
Cleveland-Cliffs, Inc.†	497,765	6,500,811
Commercial Metals Co.	121,132	6,491,464
Reliance, Inc.	60,119	17,233,111
United States Steel Corp.	234,217	8,879,167
		39,104,553
Leisure Time — 0.9%
Brunswick Corp.	70,734	5,591,523
Harley-Davidson, Inc.	128,139	4,797,524
Planet Fitness, Inc., Class A†	91,632	7,441,435
Polaris, Inc.#	55,613	4,707,640
YETI Holdings, Inc.†	89,233	3,597,875
		26,135,997
Lodging — 0.9%
Boyd Gaming Corp.	70,520	4,232,610
Choice Hotels International, Inc.#	25,015	3,191,664
Hilton Grand Vacations, Inc.†	71,652	2,764,334
Hyatt Hotels Corp., Class A#	47,297	7,185,360
Travel & Leisure Co.#	74,604	3,301,973
Wyndham Hotels & Resorts, Inc.	84,354	6,638,660
		27,314,601
Machinery-Construction & Mining — 0.7%
BWX Technologies, Inc.	95,694	9,856,482
Oshkosh Corp.	68,467	7,388,274
Terex Corp.	70,455	3,999,730
		21,244,486
Machinery-Diversified — 2.9%
AGCO Corp.	64,837	5,902,760
Applied Industrial Technologies, Inc.	40,413	8,289,515
Chart Industries, Inc.#†	44,011	5,386,946
Cognex Corp.	179,709	7,256,649
Crane Co.	51,460	8,150,235
Esab Corp.	59,462	6,241,726
Flowserve Corp.	137,825	6,874,711
Graco, Inc.	177,065	14,758,368
Middleby Corp.†	56,289	7,915,359
Toro Co.	109,301	10,121,273
Watts Water Technologies, Inc., Class A	28,697	5,644,700
		86,542,242
Media — 0.6%
New York Times Co., Class A	171,196	9,403,796
Nexstar Media Group, Inc.	32,651	5,579,403
TEGNA, Inc.	177,555	2,464,464
		17,447,663
Metal Fabricate/Hardware — 1.1%
Advanced Drainage Systems, Inc.	71,328	11,181,377
RBC Bearings, Inc.#†	30,399	9,054,342
Timken Co.#	67,815	5,732,402
Valmont Industries, Inc.	21,138	6,040,395
		32,008,516

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining — 0.7%
Alcoa Corp.	258,191	$ 8,287,931
MP Materials Corp.#†	140,184	1,808,374
Royal Gold, Inc.	68,814	9,645,658
		19,741,963
Miscellaneous Manufacturing — 1.4%
Carlisle Cos., Inc.	49,701	21,063,284
Donaldson Co., Inc.	126,011	9,164,780
ITT, Inc.	86,158	11,994,917
		42,222,981
Oil & Gas — 4.2%
Antero Resources Corp.†	305,854	8,254,999
Chesapeake Energy Corp.#	116,613	8,686,502
Chord Energy Corp.	65,097	9,662,348
Civitas Resources, Inc.	96,400	5,912,212
CNX Resources Corp.#†	160,428	4,439,043
HF Sinclair Corp.	156,908	7,710,459
Matador Resources Co.	121,485	6,890,629
Murphy Oil Corp.	151,742	5,656,942
Ovintiv, Inc.	260,586	11,160,898
PBF Energy, Inc., Class A	110,468	3,762,540
Permian Resources Corp.	537,680	7,656,563
Range Resources Corp.	254,001	7,589,550
Southwestern Energy Co.†	1,154,422	7,365,212
Texas Pacific Land Corp.	19,495	16,939,011
Valaris, Ltd.†	65,193	3,980,685
Weatherford International PLC	76,583	8,036,620
		123,704,213
Oil & Gas Services — 0.5%
ChampionX Corp.	199,326	6,205,018
NOV, Inc.	414,078	7,358,166
		13,563,184
Packaging & Containers — 1.7%
AptarGroup, Inc.	69,371	10,626,944
Berry Global Group, Inc.	119,763	8,246,880
Crown Holdings, Inc.	124,906	11,292,751
Graphic Packaging Holding Co.#	321,699	9,628,451
Greif, Inc., Class A	26,998	1,687,915
Silgan Holdings, Inc.	84,954	4,440,546
Sonoco Products Co.	102,862	5,818,903
		51,742,390
Pharmaceuticals — 1.2%
BellRing Brands, Inc.†	136,548	7,637,130
Jazz Pharmaceuticals PLC†	65,995	7,654,100
Neurocrine Biosciences, Inc.†	105,354	13,386,279
Option Care Health, Inc.†	181,964	5,826,487
		34,503,996
Pipelines — 0.5%
Antero Midstream Corp.	357,698	5,318,969
DT Midstream, Inc.	101,661	7,989,538
		13,308,507
Private Equity — 0.3%
Carlyle Group, Inc.	226,050	9,071,387
Real Estate — 0.4%
Jones Lang LaSalle, Inc.†	49,790	12,707,902
Security Description	Shares or Principal Amount	Value

REITS — 7.7%
Agree Realty Corp.	105,101	$ 7,673,424
American Homes 4 Rent, Class A	336,889	13,398,075
Annaly Capital Management, Inc.	523,899	10,561,804
Brixmor Property Group, Inc.	315,423	8,639,436
COPT Defense Properties	117,675	3,505,538
Cousins Properties, Inc.	159,200	4,538,792
CubeSmart	235,518	12,206,898
EastGroup Properties, Inc.	50,317	9,379,089
EPR Properties	79,221	3,760,621
Equity LifeStyle Properties, Inc.	195,238	14,195,755
First Industrial Realty Trust, Inc.	138,544	7,859,601
Gaming & Leisure Properties, Inc.	284,228	14,785,540
Healthcare Realty Trust, Inc.	396,289	7,053,944
Independence Realty Trust, Inc.	235,201	4,887,477
Kilroy Realty Corp.	111,811	4,055,385
Kite Realty Group Trust	229,899	5,995,766
Lamar Advertising Co., Class A	91,938	11,563,962
National Storage Affiliates Trust	72,964	3,410,337
NNN REIT, Inc.	191,944	9,019,449
Omega Healthcare Investors, Inc.	258,683	10,228,326
Park Hotels & Resorts, Inc.	220,470	3,368,782
PotlatchDeltic Corp.	83,235	3,617,393
Rayonier, Inc.	143,385	4,417,692
Rexford Industrial Realty, Inc.	227,572	11,587,966
Sabra Health Care REIT, Inc.	242,347	4,129,593
STAG Industrial, Inc.	190,615	7,735,157
Starwood Property Trust, Inc.#	314,235	6,548,657
Vornado Realty Trust	167,506	5,757,181
WP Carey, Inc.	229,083	13,749,562
		227,631,202
Retail — 6.4%
Abercrombie & Fitch Co., Class A†	53,495	7,894,257
AutoNation, Inc.†	25,715	4,576,756
BJ's Wholesale Club Holdings, Inc.†	139,193	11,129,872
Burlington Stores, Inc.†	66,859	17,934,258
Casey's General Stores, Inc.	38,752	14,040,237
Dick's Sporting Goods, Inc.	60,955	14,443,897
FirstCash Holdings, Inc.	39,036	4,687,833
Five Below, Inc.†	57,780	4,358,345
Floor & Decor Holdings, Inc., Class A†	112,028	12,596,428
GameStop Corp., Class A†	282,075	6,606,197
Gap, Inc.	226,793	5,086,967
Lithia Motors, Inc.	28,690	8,637,985
Macy's, Inc.	288,056	4,485,032
MSC Industrial Direct Co., Inc., Class A	47,741	3,926,220
Murphy USA, Inc.	19,737	10,255,937
Nordstrom, Inc.	102,546	2,290,878
Ollie's Bargain Outlet Holdings, Inc.†	64,164	5,746,528
Penske Automotive Group, Inc.	20,305	3,453,881
RH#†	16,130	4,092,181
Texas Roadhouse, Inc.	69,921	11,799,169
Wendy's Co.#	173,946	2,943,166
Williams-Sonoma, Inc.	134,529	18,071,281
Wingstop, Inc.	30,747	11,871,724
		190,929,029
Savings & Loans — 0.1%
New York Community Bancorp, Inc.#	272,075	2,949,293
Semiconductors — 2.2%
Allegro MicroSystems, Inc.#†	100,474	2,464,627
Amkor Technology, Inc.	108,238	3,561,030
Cirrus Logic, Inc.†	56,463	8,226,094

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
IPG Photonics Corp.†	30,054	$ 2,054,792
Lattice Semiconductor Corp.†	143,993	6,819,509
MACOM Technology Solutions Holdings, Inc.†	57,370	6,266,525
MKS Instruments, Inc.	66,127	7,884,322
Onto Innovation, Inc.†	51,586	10,999,167
Power Integrations, Inc.	59,425	3,987,418
Rambus, Inc.†	112,834	5,045,936
Silicon Laboratories, Inc.†	33,421	3,956,044
Synaptics, Inc.†	41,349	3,366,636
Wolfspeed, Inc.#†	131,755	1,284,611
		65,916,711
Software — 2.9%
Altair Engineering, Inc., Class A†	59,617	5,386,992
Appfolio, Inc., Class A†	21,971	5,097,052
Aspen Technology, Inc.†	29,171	6,830,098
Blackbaud, Inc.†	42,314	3,537,450
CommVault Systems, Inc.†	45,436	7,060,754
Concentrix Corp.#	49,050	3,690,032
Doximity, Inc., Class A†	127,889	4,703,758
Dropbox, Inc., Class A†	252,973	6,359,741
Duolingo, Inc.†	38,723	8,231,348
Dynatrace, Inc.†	251,816	12,746,926
Manhattan Associates, Inc.†	64,457	17,044,365
Teradata Corp.†	101,233	2,858,820
ZoomInfo Technologies, Inc.†	297,499	2,942,265
		86,489,601
Telecommunications — 0.6%
Ciena Corp.†	151,382	8,727,172
Frontier Communications Parent, Inc.†	234,183	6,744,471
Iridium Communications, Inc.	127,121	3,279,722
		18,751,365
Toys/Games/Hobbies — 0.2%
Mattel, Inc.†	360,231	6,837,184
Transportation — 1.8%
Kirby Corp.†	61,033	7,319,078
Knight-Swift Transportation Holdings, Inc.	169,187	8,862,015
Landstar System, Inc.	37,438	6,834,681
Ryder System, Inc.	45,883	6,664,047
Saia, Inc.†	27,834	10,460,852
XPO, Inc.†	121,784	13,958,882
		54,099,555
Trucking & Leasing — 0.2%
GATX Corp.	37,269	5,258,656
Water — 0.4%
Essential Utilities, Inc.	263,438	10,271,448
Total Long-Term Investment Securities (cost $2,064,886,644)		2,959,709,553
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio 5.29%(1)(2)	18,864,407	$ 18,864,407
U.S. Government — 0.1%
United States Treasury Bills
5.22%, 10/01/2024(3)	$ 300,000	298,792
5.22%, 10/08/2024(3)	2,300,000	2,288,540
		2,587,332
Total Short-Term Investments (cost $21,450,877)		21,451,739
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 08/30/2024, to be repurchased 09/03/2024 in the amount of $7,847,797 and collateralized by $7,537,500 of United States Treasury Notes, bearing interest at 4.63% due 05/31/2031 and having an approximate value of $8,003,483 (cost $7,846,402)	7,846,402	7,846,402
TOTAL INVESTMENTS (cost $2,094,183,923)	100.7%	2,989,007,694
Other assets less liabilities	(0.7)	(19,499,146)
NET ASSETS	100.0%	$2,969,508,548
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of August 31, 2024.
(2)	At August 31, 2024, the Fund had loaned securities with a total value of $59,742,086. This was secured by collateral of $18,864,407, which was received in cash and subsequently invested in short-term investments currently valued at $18,864,407 as reported in the Portfolio of Investments. Additional collateral of $42,345,575 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2024
Federal Home Loan Bank	0.55% to 0.80%	09/26/2024 to 03/04/2026	$1,035,595
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	77,858
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	426,817
United States Treasury Bills	0.00%	09/10/2024 to 01/23/2025	1,188,629
United States Treasury Notes/Bonds	0.00% to 6.63%	10/15/2024 to 05/15/2054	39,616,676
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
36	Long	S&P Mid Cap 400 E-Mini Index	September 2024	$11,005,702	$11,153,160	$147,458
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,959,709,553	$—	$—	$2,959,709,553
Short-Term Investments:
U.S. Government	—	2,587,332	—	2,587,332
Other Short-Term Investments	18,864,407	—	—	18,864,407
Repurchase Agreements	—	7,846,402	—	7,846,402
Total Investments at Value	$2,978,573,960	$10,433,734	$—	$2,989,007,694
Other Financial Instruments:†
Futures Contracts	$147,458	$—	$—	$147,458
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Aerospace/Defense — 3.1%
HEICO Corp.	54,060	$ 13,869,634
L3Harris Technologies, Inc.	27,117	6,417,780
Leonardo DRS, Inc.†	497,579	14,200,905
		34,488,319
Airlines — 0.4%
Ryanair Holdings PLC ADR	44,695	4,981,705
Apparel — 1.6%
Gildan Activewear, Inc.	142,478	6,501,271
On Holding AG, Class A#†	231,769	10,888,508
		17,389,779
Beverages — 0.4%
Celsius Holdings, Inc.†	123,905	4,712,107
Biotechnology — 2.5%
Argenx SE ADR†	7,567	3,914,560
Corteva, Inc.	98,064	5,619,067
Illumina, Inc.†	16,010	2,103,714
Insmed, Inc.†	67,235	5,141,461
Sarepta Therapeutics, Inc.†	19,783	2,686,136
Viking Therapeutics, Inc.†	140,286	8,995,138
		28,460,076
Building Materials — 0.7%
Builders FirstSource, Inc.†	48,150	8,378,100
Commercial Services — 4.5%
API Group Corp.†	105,817	3,761,794
Cimpress PLC†	18,075	1,787,256
Global Payments, Inc.	27,005	2,997,825
GXO Logistics, Inc.†	127,416	6,377,171
Quanta Services, Inc.	30,802	8,474,554
RB Global, Inc.	58,125	5,006,306
Rentokil Initial PLC	258,226	1,639,990
Rentokil Initial PLC ADR#	146,299	4,715,217
TransUnion	41,695	4,036,493
UL Solutions, Inc.	21,723	1,184,773
WEX, Inc.†	57,793	11,039,619
		51,020,998
Computers — 4.1%
Amdocs, Ltd.	100,358	8,728,135
CACI International, Inc., Class A†	32,871	16,044,993
CyberArk Software, Ltd.†	29,451	8,444,780
Zscaler, Inc.†	62,795	12,557,744
		45,775,652
Cosmetics/Personal Care — 0.7%
e.l.f. Beauty, Inc.#†	53,570	8,024,250
Diversified Financial Services — 7.4%
Ameriprise Financial, Inc.	41,801	18,787,041
Apollo Global Management, Inc.	157,964	18,281,174
Cboe Global Markets, Inc.	11,985	2,461,719
Charles Schwab Corp.	57,744	3,759,134
Interactive Brokers Group, Inc., Class A	123,731	15,947,689
LPL Financial Holdings, Inc.	22,588	5,067,392
Rocket Cos., Inc., Class A†	341,785	6,716,075
Tradeweb Markets, Inc., Class A	100,158	11,842,682
		82,862,906
Electric — 2.1%
Alliant Energy Corp.	144,999	8,449,092
Security Description	Shares or Principal Amount	Value

Electric (continued)
Ameren Corp.	67,962	$ 5,607,545
DTE Energy Co.	43,238	5,405,615
Vistra Corp.	41,894	3,579,004
		23,041,256
Electrical Components & Equipment — 2.0%
AMETEK, Inc.	64,589	11,047,948
Emerson Electric Co.	110,294	11,623,885
		22,671,833
Electronics — 2.5%
Flex, Ltd.†	336,376	10,928,856
Fortive Corp.	89,582	6,664,901
Sensata Technologies Holding PLC	198,088	7,636,292
TE Connectivity, Ltd.	20,151	3,095,194
		28,325,243
Entertainment — 2.2%
Churchill Downs, Inc.	58,249	8,094,863
DraftKings, Inc., Class A†	175,600	6,058,200
Entain PLC	263,043	2,233,857
Live Nation Entertainment, Inc.†	89,976	8,787,956
		25,174,876
Environmental Control — 2.0%
Clean Harbors, Inc.†	18,135	4,459,397
Veralto Corp.	43,874	4,932,754
Waste Connections, Inc.	68,075	12,695,987
		22,088,138
Food Service — 0.6%
Aramark	187,475	6,867,209
Healthcare-Products — 11.7%
Align Technology, Inc.†	22,635	5,369,475
Avantor, Inc.†	263,546	6,810,029
Boston Scientific Corp.†	186,085	15,219,892
Cooper Cos., Inc.†	113,757	12,027,528
Dentsply Sirona, Inc.	96,985	2,452,751
Exact Sciences Corp.#†	71,380	4,403,432
ICU Medical, Inc.†	27,456	4,539,300
IDEXX Laboratories, Inc.†	18,427	8,869,468
Inspire Medical Systems, Inc.#†	48,603	8,739,791
Insulet Corp.†	56,465	11,449,408
Lantheus Holdings, Inc.†	42,255	4,498,890
Natera, Inc.†	114,921	13,590,557
Revvity, Inc.	90,146	11,046,491
STERIS PLC	15,402	3,713,422
Teleflex, Inc.	57,806	14,172,297
Waters Corp.†	13,988	4,844,744
		131,747,475
Healthcare-Services — 1.8%
ICON PLC†	18,456	5,943,940
Tenet Healthcare Corp.†	87,168	14,455,941
		20,399,881
Home Builders — 1.0%
D.R. Horton, Inc.	61,698	11,646,115
Insurance — 3.2%
Arthur J. Gallagher & Co.	34,309	10,037,784
Intact Financial Corp.	69,968	13,168,095

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Ryan Specialty Holdings, Inc.	47,240	$ 3,053,121
W.R. Berkley Corp.	164,335	9,810,800
		36,069,800
Internet — 3.7%
CDW Corp.	14,278	3,221,688
DoorDash, Inc., Class A†	26,626	3,427,032
GoDaddy, Inc., Class A†	122,257	20,467,044
Palo Alto Networks, Inc.†	30,666	11,123,172
Wayfair, Inc., Class A#†	37,843	1,610,220
Ziff Davis, Inc.†	28,313	1,383,656
		41,232,812
Lodging — 0.7%
Las Vegas Sands Corp.	212,985	8,304,285
Machinery-Construction & Mining — 0.7%
Vertiv Holdings Co., Class A	91,016	7,557,058
Machinery-Diversified — 1.3%
Ingersoll Rand, Inc.	62,615	5,726,142
Symbotic, Inc.#†	194,524	3,734,861
Westinghouse Air Brake Technologies Corp.	30,296	5,137,292
		14,598,295
Media — 0.9%
Liberty Media Corp.-Liberty Formula One, Class A†	14,310	1,010,572
Liberty Media Corp.-Liberty Formula One, Class C†	111,134	8,674,009
		9,684,581
Mining — 0.7%
Freeport-McMoRan, Inc.	181,430	8,033,720
Miscellaneous Manufacturing — 2.0%
Parker-Hannifin Corp.	22,735	13,645,547
Teledyne Technologies, Inc.†	21,585	9,341,988
		22,987,535
Oil & Gas — 2.3%
Diamondback Energy, Inc.	57,491	11,217,069
Valero Energy Corp.	42,105	6,178,067
Weatherford International PLC	85,295	8,950,857
		26,345,993
Pharmaceuticals — 2.9%
Ascendis Pharma A/S ADR†	18,955	2,624,320
BellRing Brands, Inc.†	143,100	8,003,583
Dexcom, Inc.†	113,556	7,873,973
McKesson Corp.	19,340	10,851,287
Vaxcyte, Inc.†	37,210	3,005,080
		32,358,243
Pipelines — 1.2%
Cheniere Energy, Inc.	71,805	13,302,594
REITS — 0.7%
Lamar Advertising Co., Class A	51,028	6,418,302
Lineage, Inc.†	12,089	1,014,267
		7,432,569
Retail — 7.2%
Burlington Stores, Inc.†	11,813	3,168,719
CarMax, Inc.†	75,672	6,398,068
Cava Group, Inc.#†	123,858	14,124,766
Security Description		Shares or Principal Amount	Value

Retail (continued)
Dollar Tree, Inc.†		27,854	$ 2,353,385
Ferguson Enterprises, Inc.		100,631	20,700,803
O'Reilly Automotive, Inc.†		9,325	10,536,970
Texas Roadhouse, Inc.		78,410	13,231,688
Wingstop, Inc.		27,331	10,552,772
			81,067,171
Semiconductors — 4.8%
KLA Corp.		5,342	4,377,395
Lam Research Corp.		13,870	11,387,409
Microchip Technology, Inc.		31,742	2,607,923
Monolithic Power Systems, Inc.		17,087	15,970,877
NXP Semiconductors NV		39,096	10,022,650
ON Semiconductor Corp.†		125,778	9,794,333
			54,160,587
Software — 12.5%
ANSYS, Inc.†		30,037	9,654,492
AppLovin Corp., Class A†		34,430	3,197,514
Broadridge Financial Solutions, Inc.		35,926	7,647,208
Cloudflare, Inc., Class A†		40,228	3,304,328
Constellation Software, Inc.		6,884	22,479,390
Datadog, Inc., Class A†		166,268	19,330,318
Dayforce, Inc.#†		78,162	4,468,522
Dynatrace, Inc.†		49,194	2,490,200
Elastic NV†		95,156	7,249,936
Fidelity National Information Services, Inc.		43,094	3,553,100
JFrog, Ltd.†		328,445	9,117,633
Monday.com, Ltd.†		29,586	7,866,622
Palantir Technologies, Inc., Class A†		561,921	17,689,273
SentinelOne, Inc., Class A†		351,726	8,286,665
SS&C Technologies Holdings, Inc.		164,802	12,374,982
Topicus.com, Inc.		21,991	2,134,725
			140,844,908
Telecommunications — 1.3%
Motorola Solutions, Inc.		32,478	14,356,575
Transportation — 1.9%
CSX Corp.		174,130	5,967,435
JB Hunt Transport Services, Inc.		52,149	9,032,207
TFI International, Inc.		39,018	5,779,736
			20,779,378
Total Common Stocks (cost $923,723,145)			1,117,172,022
WARRANTS — 0.0%
Software — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(1) (cost $0)	CAD	6,195	0
Total Long-Term Investment Securities (cost $923,723,145)			1,117,172,022
SHORT-TERM INVESTMENTS — 1.3%
Commercial Paper — 0.6%
Credit Agricole SA
5.31%, 09/03/2024		$6,500,000	6,496,173

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio 5.29%(2)(3)	8,449,842	$ 8,449,842
Total Short-Term Investments (cost $14,947,925)		14,946,015
TOTAL INVESTMENTS (cost $938,671,070)	100.6%	1,132,118,037
Other assets less liabilities	(0.6)	(6,640,547)
NET ASSETS	100.0%	$1,125,477,490
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of August 31, 2024.
(3)	At August 31, 2024, the Fund had loaned securities with a total value of $41,415,097. This was secured by collateral of $8,449,842, which was received in cash and subsequently invested in short-term investments currently valued at $8,449,842 as reported in the Portfolio of Investments. Additional collateral of $33,610,538 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2024
Federal Home Loan Bank	0.55% to 0.80%	09/26/2024 to 03/04/2026	$257,027
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	19,324
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	105,933
United States Treasury Bills	0.00%	09/10/2024 to 01/23/2025	2,103,082
United States Treasury Notes/Bonds	0.00% to 6.63%	09/15/2024 to 05/15/2054	31,125,172
ADR—American Depositary Receipt
CAD—Canadian Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Commercial Services	$49,381,008	$1,639,990	$—	$51,020,998
Entertainment	22,941,019	2,233,857	—	25,174,876
Other Industries	1,040,976,148	—	—	1,040,976,148
Warrants	—	—	0	0
Short-Term Investments:
Commercial Paper	—	6,496,173	—	6,496,173
Other Short-Term Investments	8,449,842	—	—	8,449,842
Total Investments at Value	$1,121,748,017	$10,370,020	$0	$1,132,118,037
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.5%
Advertising — 0.2%
Taboola.com, Ltd.†	479,765	$ 1,679,177
Aerospace/Defense — 2.1%
Curtiss-Wright Corp.	18,230	5,758,128
Howmet Aerospace, Inc.	64,301	6,215,335
L3Harris Technologies, Inc.	12,683	3,001,685
		14,975,148
Airlines — 0.8%
Alaska Air Group, Inc.†	50,392	1,819,655
Delta Air Lines, Inc.	89,785	3,814,965
		5,634,620
Apparel — 1.4%
Ralph Lauren Corp.	11,594	1,985,588
Skechers USA, Inc., Class A†	52,089	3,567,055
Steven Madden, Ltd.	98,102	4,424,400
		9,977,043
Auto Parts & Equipment — 2.0%
Gentex Corp.	233,650	7,320,255
Goodyear Tire & Rubber Co.†	321,238	2,833,319
Lear Corp.	13,055	1,522,866
Visteon Corp.†	20,984	2,124,210
		13,800,650
Banks — 5.7%
Ameris Bancorp	59,380	3,659,589
Cadence Bank	145,417	4,694,061
Columbia Banking System, Inc.	163,119	4,107,336
East West Bancorp, Inc.	21,322	1,792,541
Fifth Third Bancorp	135,782	5,796,534
First Citizens BancShares, Inc., Class A	1,229	2,495,730
Huntington Bancshares, Inc.	334,010	5,000,130
SouthState Corp.	51,926	5,041,495
Synovus Financial Corp.	85,435	3,940,262
Webster Financial Corp.	77,896	3,694,607
		40,222,285
Beverages — 0.9%
Coca-Cola Europacific Partners PLC	33,626	2,706,557
Constellation Brands, Inc., Class A	13,995	3,368,736
		6,075,293
Biotechnology — 0.3%
Corteva, Inc.	30,682	1,758,079
Building Materials — 2.5%
Boise Cascade Co.	25,772	3,495,198
Builders FirstSource, Inc.†	23,147	4,027,578
Fortune Brands Innovations, Inc.	60,724	4,822,093
Masco Corp.	65,156	5,183,811
Masterbrand, Inc.†	2,416	38,753
		17,567,433
Chemicals — 3.4%
Celanese Corp.	11,657	1,522,404
CF Industries Holdings, Inc.	39,108	3,249,484
DuPont de Nemours, Inc.	20,529	1,729,568
FMC Corp.	82,932	5,355,749
Huntsman Corp.	149,517	3,296,850
Ingevity Corp.†	67,242	2,658,076
Mosaic Co.	77,150	2,204,175
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Olin Corp.	45,952	$ 2,006,724
PPG Industries, Inc.	15,418	2,000,177
		24,023,207
Coal — 0.2%
Teck Resources, Ltd., Class B	31,416	1,504,826
Commercial Services — 2.0%
Equifax, Inc.	10,294	3,161,596
H&R Block, Inc.	35,799	2,266,435
RB Global, Inc.	39,005	3,359,501
Robert Half, Inc.	43,276	2,712,107
TransUnion	29,750	2,880,097
		14,379,736
Computers — 3.2%
ASGN, Inc.†	17,115	1,645,778
Check Point Software Technologies, Ltd.†	29,921	5,759,793
Cognizant Technology Solutions Corp., Class A	20,752	1,613,883
Dell Technologies, Inc., Class C	19,524	2,255,803
Leidos Holdings, Inc.	15,212	2,411,254
NetApp, Inc.	12,766	1,541,112
Science Applications International Corp.	53,912	7,040,368
		22,267,991
Cosmetics/Personal Care — 0.6%
Perrigo Co. PLC	153,564	4,468,712
Distribution/Wholesale — 0.2%
Resideo Technologies, Inc.†	72,664	1,464,906
Diversified Financial Services — 8.7%
AerCap Holdings NV	15,856	1,544,692
Affiliated Managers Group, Inc.	10,220	1,776,543
Air Lease Corp.	87,755	4,060,424
Ally Financial, Inc.	65,431	2,825,965
Ameriprise Financial, Inc.	17,784	7,992,841
Ares Management Corp., Class A	9,121	1,335,314
Bread Financial Holdings, Inc.	61,396	3,571,405
Discover Financial Services	12,157	1,686,297
Evercore, Inc., Class A	30,741	7,554,293
LPL Financial Holdings, Inc.	19,544	4,384,501
PRA Group, Inc.†	96,533	2,251,150
Rocket Cos., Inc., Class A†	119,654	2,351,201
SLM Corp.	91,773	2,024,512
StepStone Group, Inc., Class A	68,461	3,744,817
Synchrony Financial	68,051	3,420,243
TPG, Inc.	84,516	4,263,832
Voya Financial, Inc.	94,038	6,660,712
		61,448,742
Electric — 2.7%
American Electric Power Co., Inc.	22,537	2,260,010
CenterPoint Energy, Inc.	162,364	4,432,537
DTE Energy Co.	29,218	3,652,835
Entergy Corp.	21,708	2,619,939
FirstEnergy Corp.	46,217	2,029,851
IDACORP, Inc.	18,410	1,876,163
OGE Energy Corp.	49,706	1,966,369
		18,837,704
Electrical Components & Equipment — 1.8%
AMETEK, Inc.	29,622	5,066,843

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical Components & Equipment (continued)
Belden, Inc.	44,662	$ 4,791,339
Generac Holdings, Inc.†	17,326	2,712,039
		12,570,221
Electronics — 5.0%
Allegion PLC	27,575	3,828,513
Arrow Electronics, Inc.†	18,634	2,517,081
Atkore, Inc.	10,177	949,819
Atmus Filtration Technologies, Inc.	37,507	1,344,626
Coherent Corp.†	48,227	3,759,295
Flex, Ltd.†	268,796	8,733,182
Fortive Corp.	39,554	2,942,817
Garmin, Ltd.	10,282	1,884,588
Keysight Technologies, Inc.†	18,298	2,820,088
nVent Electric PLC	20,800	1,413,568
Sensata Technologies Holding PLC	43,073	1,660,464
TE Connectivity, Ltd.	19,459	2,988,902
		34,842,943
Engineering & Construction — 1.3%
Fluor Corp.†	77,945	3,902,706
Frontdoor, Inc.†	60,521	2,909,850
Jacobs Solutions, Inc.	14,560	2,196,813
		9,009,369
Entertainment — 0.9%
Churchill Downs, Inc.	17,629	2,449,902
International Game Technology PLC	179,308	4,014,706
		6,464,608
Food — 1.7%
Lamb Weston Holdings, Inc.	34,648	2,145,404
US Foods Holding Corp.†	162,703	9,633,645
		11,779,049
Gas — 1.6%
NiSource, Inc.	143,132	4,731,944
ONE Gas, Inc.#	50,851	3,505,668
Spire, Inc.	42,319	2,791,784
		11,029,396
Healthcare-Products — 2.5%
Avantor, Inc.†	103,662	2,678,626
Dentsply Sirona, Inc.	39,631	1,002,268
ICU Medical, Inc.†	14,457	2,390,176
Integra LifeSciences Holdings Corp.†	129,916	2,642,491
QIAGEN NV	74,061	3,385,328
Teleflex, Inc.	12,730	3,121,014
Zimmer Biomet Holdings, Inc.	21,436	2,475,001
		17,694,904
Healthcare-Services — 2.0%
Centene Corp.†	28,229	2,225,292
Evotec SE†	292,417	1,102,412
ICON PLC†	16,606	5,348,129
Molina Healthcare, Inc.†	15,818	5,532,978
		14,208,811
Home Builders — 1.0%
Century Communities, Inc.	21,872	2,188,731
Lennar Corp., Class A	9,841	1,791,653
NVR, Inc.†	355	3,256,223
		7,236,607
Security Description	Shares or Principal Amount	Value

Home Furnishings — 0.9%
Tempur Sealy International, Inc.	123,338	$ 6,466,611
Household Products/Wares — 0.3%
Avery Dennison Corp.	10,910	2,420,383
Insurance — 5.2%
Aegon, Ltd.	370,612	2,264,439
Aon PLC, Class A	6,253	2,149,281
Everest Group, Ltd.	22,121	8,676,741
First American Financial Corp.	39,265	2,505,107
Globe Life, Inc.	35,249	3,702,908
Hanover Insurance Group, Inc.	27,418	4,030,172
Kemper Corp.	93,461	5,842,247
Markel Group, Inc.†	1,981	3,170,947
RenaissanceRe Holdings, Ltd.	6,112	1,557,277
Travelers Cos., Inc.	10,535	2,402,717
		36,301,836
Internet — 1.9%
Cargurus, Inc.†	83,047	2,406,702
CDW Corp.	5,129	1,157,308
eBay, Inc.	54,433	3,216,990
Expedia Group, Inc.†	12,336	1,715,814
F5, Inc.†	17,013	3,456,191
Gen Digital, Inc.	52,649	1,393,093
		13,346,098
Iron/Steel — 1.4%
Commercial Metals Co.	43,445	2,328,218
Reliance, Inc.	26,868	7,701,712
		10,029,930
Leisure Time — 0.4%
Harley-Davidson, Inc.	63,845	2,390,357
Malibu Boats, Inc., Class A†	11,940	434,258
		2,824,615
Lodging — 1.4%
Boyd Gaming Corp.	29,130	1,748,383
Wyndham Hotels & Resorts, Inc.	102,356	8,055,417
		9,803,800
Machinery-Construction & Mining — 0.3%
BWX Technologies, Inc.	18,252	1,879,956
Machinery-Diversified — 2.0%
Dover Corp.	21,946	4,082,615
Flowserve Corp.	67,015	3,342,708
Middleby Corp.†	34,478	4,848,296
Otis Worldwide Corp.	15,866	1,502,352
Watts Water Technologies, Inc., Class A	2,269	446,312
		14,222,283
Metal Fabricate/Hardware — 0.3%
Advanced Drainage Systems, Inc.	15,038	2,357,357
Mining — 0.4%
Freeport-McMoRan, Inc.	55,874	2,474,101
Miscellaneous Manufacturing — 2.1%
ITT, Inc.	10,965	1,526,547
John Bean Technologies Corp.	33,131	2,976,489
Parker-Hannifin Corp.	7,384	4,431,877
Textron, Inc.	62,217	5,674,191
		14,609,104

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office/Business Equipment — 0.8%
Zebra Technologies Corp., Class A†	16,587	$ 5,728,818
Oil & Gas — 5.0%
Chesapeake Energy Corp.#	23,134	1,723,252
Chord Energy Corp.	39,572	5,873,672
Diamondback Energy, Inc.	15,772	3,077,275
EQT Corp.	235,893	7,904,774
Ovintiv, Inc.	65,660	2,812,218
Phillips 66	13,886	1,948,345
Range Resources Corp.	94,085	2,811,260
Seadrill, Ltd.†	37,720	1,626,486
Viper Energy, Inc.	96,806	4,607,966
Weatherford International PLC	27,124	2,846,392
		35,231,640
Oil & Gas Services — 0.6%
Halliburton Co.	96,681	3,005,812
Tidewater, Inc.†	16,709	1,482,089
		4,487,901
Packaging & Containers — 1.2%
Ball Corp.	70,558	4,502,306
Packaging Corp. of America	18,469	3,869,994
		8,372,300
Pharmaceuticals — 0.9%
Cencora, Inc.	26,377	6,319,138
Pipelines — 0.0%
EnLink Midstream LLC	10,640	152,790
Private Equity — 0.5%
Carlyle Group, Inc.	83,868	3,365,623
REITS — 9.7%
Acadia Realty Trust	176,620	3,975,716
American Healthcare REIT, Inc.	185,645	3,885,550
Brixmor Property Group, Inc.	202,831	5,555,541
Camden Property Trust	37,449	4,688,615
CareTrust REIT, Inc.	119,447	3,569,076
Douglas Emmett, Inc.	164,262	2,628,192
EastGroup Properties, Inc.	9,946	1,853,934
Equity LifeStyle Properties, Inc.	35,046	2,548,195
Equity Residential	34,598	2,590,698
Essential Properties Realty Trust, Inc.	130,091	4,151,204
Essex Property Trust, Inc.	6,850	2,067,261
Extra Space Storage, Inc.	17,225	3,048,825
First Industrial Realty Trust, Inc.	52,374	2,971,177
Gaming & Leisure Properties, Inc.	78,412	4,078,992
Invitation Homes, Inc.	41,065	1,512,835
Lamar Advertising Co., Class A	27,740	3,489,137
Regency Centers Corp.	47,090	3,422,972
Rexford Industrial Realty, Inc.	36,891	1,878,490
Simon Property Group, Inc.	29,539	4,943,352
VICI Properties, Inc.	97,412	3,261,354
Weyerhaeuser Co.	78,871	2,404,777
		68,525,893
Retail — 2.7%
AutoZone, Inc.†	2,005	6,378,867
Beacon Roofing Supply, Inc.†	27,169	2,461,511
Darden Restaurants, Inc.	7,800	1,233,570
Denny's Corp.#†	206,535	1,350,739
Ferguson Enterprises, Inc.	12,722	2,617,043
Security Description	Shares or Principal Amount	Value

Retail (continued)
MSC Industrial Direct Co., Inc., Class A	16,906	$ 1,390,350
Ross Stores, Inc.	21,639	3,259,050
		18,691,130
Semiconductors — 2.1%
Allegro MicroSystems, Inc.#†	132,253	3,244,166
Microchip Technology, Inc.	24,236	1,991,230
MKS Instruments, Inc.	18,814	2,243,193
Qorvo, Inc.†	27,983	3,242,950
Silicon Motion Technology Corp. ADR	26,910	1,710,669
Teradyne, Inc.	17,199	2,351,619
		14,783,827
Software — 1.1%
Fidelity National Information Services, Inc.	24,098	1,986,880
Progress Software Corp.	59,578	3,464,461
Take-Two Interactive Software, Inc.†	13,467	2,177,748
		7,629,089
Telecommunications — 0.2%
InterDigital, Inc.#	12,371	1,714,126
Transportation — 2.4%
Expeditors International of Washington, Inc.	27,210	3,357,986
Knight-Swift Transportation Holdings, Inc.	96,313	5,044,875
Landstar System, Inc.	14,940	2,727,447
Norfolk Southern Corp.	21,332	5,464,405
		16,594,713
Total Long-Term Investment Securities (cost $600,617,282)		693,254,522
SHORT-TERM INVESTMENTS — 1.2%
Unaffiliated Investment Companies — 1.2%
State Street Institutional Liquid Reserves Fund, Administration Class 5.35%(1)	7,964,291	7,968,273
State Street Navigator Securities Lending Government Money Market Portfolio 5.29%(1)(2)	423,104	423,104
Total Short-Term Investments (cost $8,391,377)		8,391,377
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 08/30/2024, to be repurchased 09/03/2024 in the amount of $1,150,070 and collateralized by $1,168,100 bearing interest at 3.63% due 05/15/2026 and having an approximate value of $1,172,995 (cost $1,149,865)	$1,149,865	1,149,865
TOTAL INVESTMENTS (cost $610,158,524)	99.9%	702,795,764
Other assets less liabilities	0.1	860,052
NET ASSETS	100.0%	$703,655,816
†	Non-income producing security
#	The security or a portion thereof is out on loan.

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

(1)	The rate shown is the 7-day yield as of August 31, 2024.
(2)	At August 31, 2024, the Fund had loaned securities with a total value of $1,364,631. This was secured by collateral of $423,104, which was received in cash and subsequently invested in short-term investments currently valued at $423,104 as reported in the Portfolio of Investments. Additional collateral of $963,379 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2024
Federal Home Loan Bank	0.55% to 0.80%	09/26/2024 to 03/04/2026	$64,424
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	4,844
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	26,552
United States Treasury Notes/Bonds	0.00% to 6.63%	10/31/2024 to 05/15/2054	867,559
ADR—American Depositary Receipt
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$693,254,522	$—	$—	$693,254,522
Short-Term Investments	8,391,377	—	—	8,391,377
Repurchase Agreements	—	1,149,865	—	1,149,865
Total Investments at Value	$701,645,899	$1,149,865	$—	$702,795,764
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Moderate Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.4%
Domestic Equity Investment Companies — 45.2%
VALIC Company I Small Cap Growth Fund†	1,798,109	$ 29,309,182
VALIC Company I Small Cap Value Fund	2,184,032	28,283,209
VALIC Company I Stock Index Fund	4,897,673	278,922,503
VALIC Company I Systematic Growth Fund	3,765,674	68,761,200
VALIC Company I Systematic Value Fund	4,661,301	70,152,574
Total Domestic Equity Investment Companies (cost $397,810,047)		475,428,668
Domestic Fixed Income Investment Companies — 37.9%
VALIC Company I Core Bond Fund (cost $397,060,671)	39,942,178	398,622,934
International Equity Investment Companies — 16.3%
VALIC Company I Emerging Economies Fund	1,631,117	10,569,641
VALIC Company I International Equities Index Fund	18,305,726	160,541,215
Total International Equity Investment Companies (cost $134,912,413)		171,110,856
Total Long-Term Investment Securities (cost $929,783,131)		1,045,162,458
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.6%
Unaffiliated Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24%(2) (cost $6,449,266)	6,449,266	$ 6,449,266
TOTAL INVESTMENTS (cost $936,232,397)	100.0%	1,051,611,724
Other assets less liabilities	(0.0)	(506,684)
NET ASSETS	100.0%	$1,051,105,040
#	The VALIC Company I Moderate Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
†	Non-income producing security
(1)	See Note 3.
(2)	The rate shown is the 7-day yield as of August 31, 2024.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$1,045,162,458	$—	$—	$1,045,162,458
Short-Term Investments	6,449,266	—	—	6,449,266
Total Investments at Value	$1,051,611,724	$—	$—	$1,051,611,724
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.4%
Advertising — 0.3%
Trade Desk, Inc., Class A†	29,642	$ 3,098,478
Auto Manufacturers — 3.0%
PACCAR, Inc.	34,898	3,356,490
Tesla, Inc.†	124,439	26,643,634
		30,000,124
Beverages — 2.5%
Coca-Cola Europacific Partners PLC	30,574	2,460,901
Keurig Dr Pepper, Inc.	90,255	3,304,235
Monster Beverage Corp.†	69,359	3,268,890
PepsiCo, Inc.	91,534	15,824,398
		24,858,424
Biotechnology — 4.1%
Amgen, Inc.	35,716	11,923,072
Biogen, Inc.†	9,694	1,984,944
Gilead Sciences, Inc.	82,950	6,553,050
Illumina, Inc.†	10,606	1,393,628
Moderna, Inc.†	25,516	1,974,939
Regeneron Pharmaceuticals, Inc.†	7,215	8,547,538
Vertex Pharmaceuticals, Inc.†	17,181	8,519,886
		40,897,057
Chemicals — 1.6%
Linde PLC	32,006	15,306,869
Commercial Services — 2.1%
Automatic Data Processing, Inc.	27,251	7,518,823
Cintas Corp.	6,755	5,438,586
PayPal Holdings, Inc.†	69,646	5,044,460
Verisk Analytics, Inc.	9,499	2,591,517
		20,593,386
Computers — 10.6%
Apple, Inc.	395,279	90,518,891
Cognizant Technology Solutions Corp., Class A	33,104	2,574,498
Crowdstrike Holdings, Inc., Class A†	15,358	4,258,466
Fortinet, Inc.†	50,863	3,901,701
Super Micro Computer, Inc.#†	3,899	1,706,592
Zscaler, Inc.†	9,978	1,995,401
		104,955,549
Distribution/Wholesale — 0.6%
Copart, Inc.†	64,070	3,393,147
Fastenal Co.	38,121	2,602,902
		5,996,049
Electric — 1.3%
American Electric Power Co., Inc.	35,096	3,519,427
Constellation Energy Corp.	20,989	4,128,536
Exelon Corp.	66,582	2,536,108
Xcel Energy, Inc.	36,995	2,265,204
		12,449,275
Electronics — 0.9%
Honeywell International, Inc.	43,356	9,014,146
Food — 0.9%
Kraft Heinz Co.	80,849	2,864,480
Mondelez International, Inc., Class A	89,308	6,413,207
		9,277,687
Healthcare-Products — 1.7%
GE HealthCare Technologies, Inc.	30,392	2,577,849
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
IDEXX Laboratories, Inc.†	5,499	$ 2,646,834
Intuitive Surgical, Inc.†	23,617	11,634,443
		16,859,126
Internet — 20.2%
Airbnb, Inc., Class A†	29,395	3,448,327
Alphabet, Inc., Class A	151,419	24,738,836
Alphabet, Inc., Class C	144,794	23,906,937
Amazon.com, Inc.†	268,260	47,884,410
Booking Holdings, Inc.	2,259	8,830,951
CDW Corp.	8,948	2,019,027
DoorDash, Inc., Class A†	25,413	3,270,907
MercadoLibre, Inc.†	3,375	6,958,103
Meta Platforms, Inc., Class A	89,871	46,850,651
Netflix, Inc.†	28,690	20,121,732
Palo Alto Networks, Inc.†	21,559	7,819,880
PDD Holdings, Inc. ADR†	44,471	4,274,108
		200,123,869
Lodging — 0.5%
Marriott International, Inc., Class A	19,017	4,463,100
Media — 1.5%
Charter Communications, Inc., Class A†	9,590	3,332,909
Comcast Corp., Class A	260,608	10,312,258
Warner Bros. Discovery, Inc.†	163,143	1,279,041
		14,924,208
Oil & Gas — 0.2%
Diamondback Energy, Inc.	11,874	2,316,736
Oil & Gas Services — 0.2%
Baker Hughes Co.	66,447	2,336,941
Pharmaceuticals — 0.5%
AstraZeneca PLC ADR	38,770	3,397,027
Dexcom, Inc.†	26,478	1,835,985
		5,233,012
Real Estate — 0.2%
CoStar Group, Inc.†	27,197	2,102,328
Retail — 4.5%
Costco Wholesale Corp.	29,529	26,351,089
Dollar Tree, Inc.†	14,524	1,227,133
Lululemon Athletica, Inc.†	8,043	2,086,917
O'Reilly Automotive, Inc.†	3,921	4,430,613
Ross Stores, Inc.	22,325	3,362,368
Starbucks Corp.	75,416	7,132,091
		44,590,211
Semiconductors — 23.8%
Advanced Micro Devices, Inc.†	107,615	15,987,284
Analog Devices, Inc.	33,038	7,758,644
Applied Materials, Inc.	55,127	10,874,352
ARM Holdings PLC ADR†	7,870	1,045,766
ASML Holding NV	6,059	5,476,548
Broadcom, Inc.	308,550	50,238,111
GlobalFoundries, Inc.#†	36,723	1,714,230
Intel Corp.	283,433	6,246,863
KLA Corp.	8,964	7,345,370
Lam Research Corp.	8,705	7,146,892
Marvell Technology, Inc.	57,632	4,393,864
Microchip Technology, Inc.	35,746	2,936,891
Micron Technology, Inc.	73,729	7,095,679
NVIDIA Corp.	634,091	75,691,443

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
NXP Semiconductors NV	17,024	$ 4,364,273
ON Semiconductor Corp.†	28,645	2,230,586
QUALCOMM, Inc.	74,304	13,025,491
Texas Instruments, Inc.	60,620	12,993,291
		236,565,578
Software — 14.6%
Adobe, Inc.†	29,828	17,133,501
ANSYS, Inc.†	5,812	1,868,093
Atlassian Corp., Class A†	10,605	1,756,188
Autodesk, Inc.†	14,347	3,707,265
Cadence Design Systems, Inc.†	18,119	4,872,743
Datadog, Inc., Class A†	20,537	2,387,632
Electronic Arts, Inc.	17,736	2,692,680
Intuit, Inc.	18,612	11,730,399
Microsoft Corp.	191,588	79,919,018
MongoDB, Inc.†	4,884	1,420,218
Paychex, Inc.	23,967	3,144,470
Roper Technologies, Inc.	7,127	3,951,280
Synopsys, Inc.†	10,201	5,300,236
Take-Two Interactive Software, Inc.†	11,411	1,845,273
Workday, Inc., Class A†	14,115	3,714,927
		145,443,923
Telecommunications — 2.9%
Cisco Systems, Inc.	268,241	13,556,900
T-Mobile US, Inc.	78,023	15,504,731
		29,061,631
Transportation — 0.7%
CSX Corp.	130,160	4,460,583
Old Dominion Freight Line, Inc.	14,467	2,789,238
		7,249,821
Total Long-Term Investment Securities (cost $435,635,118)		987,717,528
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio 5.29%(1)(2)	1,724,007	1,724,007
Security Description	Shares or Principal Amount	Value

U.S. Government — 0.2%
United States Treasury Bills
5.22%, 10/01/2024(3)	$ 500,000	$ 497,987
5.24%, 09/17/2024(3)	1,500,000	1,496,945
		1,994,932
Total Short-Term Investments (cost $3,718,340)		3,718,939
REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 08/30/2024, to be repurchased 09/03/2024 in the amount of $5,052,100 and collateralized by $4,852,300 of United States Treasury Notes, bearing interest at 4.63% due 05/31/2031 and having an approximate value of $5,152,233 (cost $5,051,202)	5,051,202	5,051,202
TOTAL INVESTMENTS (cost $444,404,660)	100.3%	996,487,669
Other assets less liabilities	(0.3)	(2,730,643)
NET ASSETS	100.0%	$993,757,026
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of August 31, 2024.
(2)	At August 31, 2024, the Fund had loaned securities with a total value of $3,420,822. This was secured by collateral of $1,724,007, which was received in cash and subsequently invested in short-term investments currently valued at $1,724,007 as reported in the Portfolio of Investments. Additional collateral of $1,790,246 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2024
United States Treasury Bills	0.00%	10/15/2024 to 10/24/2024	$62,989
United States Treasury Notes/Bonds	0.13% to 4.75%	09/15/2024 to 08/15/2052	1,727,257
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
18	Long	NASDAQ 100 E-Mini Index	September 2024	$7,271,137	$7,064,280	$(206,857)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$987,717,528	$—	$—	$987,717,528
Short-Term Investments:
U.S. Government	—	1,994,932	—	1,994,932
Other Short-Term Investments	1,724,007	—	—	1,724,007
Repurchase Agreements	—	5,051,202	—	5,051,202
Total Investments at Value	$989,441,535	$7,046,134	$—	$996,487,669
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$206,857	$—	$—	$206,857
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.0%
Auto Manufacturers — 0.5%
Tesla, Inc.†	61,624	$ 13,194,315
Banks — 0.1%
NU Holdings, Ltd., Class A†	197,468	2,956,096
Biotechnology — 0.0%
Ginkgo Bioworks, Inc., Earnout Shares 15.00†(1)	963	327
Commercial Services — 1.8%
Block, Inc.†	127,183	8,404,253
Equifax, Inc.	19,044	5,848,984
Global Payments, Inc.	83,137	9,229,038
RELX PLC	209,201	9,743,748
S&P Global, Inc.	10,373	5,323,838
WEX, Inc.†	62,795	11,995,101
		50,544,962
Computers — 12.8%
Accenture PLC, Class A	14,931	5,105,655
Apple, Inc.	1,089,046	249,391,534
Cognizant Technology Solutions Corp., Class A	104,455	8,123,465
Crowdstrike Holdings, Inc., Class A†	97,203	26,952,448
CyberArk Software, Ltd.†	77,610	22,253,891
Dell Technologies, Inc., Class C	90,659	10,474,741
EPAM Systems, Inc.†	28,785	5,778,877
Quanta Computer, Inc.	528,000	4,490,379
Western Digital Corp.†	92,631	6,075,667
Zscaler, Inc.†	72,375	14,473,553
		353,120,210
Diversified Financial Services — 0.8%
Mastercard, Inc., Class A	22,140	10,701,148
Visa, Inc., Class A	38,152	10,544,068
		21,245,216
Electronics — 1.6%
Amphenol Corp., Class A	178,270	12,024,312
Chroma ATE, Inc.	1,175,000	12,116,505
Coherent Corp.†	43,278	3,373,520
Flex, Ltd.†	468,055	15,207,107
		42,721,444
Energy-Alternate Sources — 0.2%
First Solar, Inc.†	24,381	5,543,508
Entertainment — 0.1%
Webtoon Entertainment, Inc.†	296,017	3,987,349
Entertainment Software — 0.1%
Epic Games, Inc.†(1)(2)	3,719	2,300,406
Healthcare-Services — 0.3%
Tempus AI, Inc. (Lockup Shares) Class A†(2)(3)	136,092	8,081,143
Verily Life Sciences LLC Series B†(1)(2)	6,986	894,138
		8,975,281
Internet — 22.6%
Airbnb, Inc., Class A†	49,578	5,815,995
Alphabet, Inc., Class A	480,383	78,484,975
Alphabet, Inc., Class C	567,095	93,633,056
Amazon.com, Inc.†	392,792	70,113,372
MercadoLibre, Inc.†	12,082	24,908,976
Meta Platforms, Inc., Class A	390,448	203,544,447
Netflix, Inc.†	36,695	25,736,038
Security Description	Shares or Principal Amount	Value

Internet (continued)
Okta, Inc.†	141,770	$ 11,161,552
Palo Alto Networks, Inc.†	113,105	41,025,446
Spotify Technology SA†	65,058	22,307,087
Squarespace, Inc., Class A†	231,463	10,526,937
Uber Technologies, Inc.†	485,940	35,536,792
		622,794,673
Machinery-Construction & Mining — 0.6%
Hitachi, Ltd.	363,900	8,928,061
Vertiv Holdings Co., Class A	74,613	6,195,117
		15,123,178
Media — 0.3%
Thomson Reuters Corp.	48,942	8,382,586
Semiconductors — 27.0%
Advanced Micro Devices, Inc.†	465,430	69,144,281
Applied Materials, Inc.	128,281	25,304,710
ARM Holdings PLC ADR#†	61,402	8,159,098
ASM International NV	15,135	10,308,485
ASML Holding NV	10,455	9,449,961
ASML Holding NV (XAMS)	21,946	19,848,693
ASPEED Technology, Inc.	26,600	4,157,017
Broadcom, Inc.	828,911	134,963,289
KLA Corp.	48,696	39,902,963
Lam Research Corp.	30,210	24,802,712
Marvell Technology, Inc.	121,664	9,275,663
Micron Technology, Inc.	295,913	28,478,667
Monolithic Power Systems, Inc.	33,186	31,018,290
NVIDIA Corp.	2,152,586	256,954,191
NXP Semiconductors NV	47,340	12,136,082
Taiwan Semiconductor Manufacturing Co., Ltd.	182,000	5,434,380
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	168,329	28,902,089
Texas Instruments, Inc.	129,137	27,679,225
		745,919,796
Software — 27.2%
Adobe, Inc.†	52,590	30,208,222
Atlassian Corp., Class A†	29,475	4,881,060
Autodesk, Inc.†	26,472	6,840,365
Cadence Design Systems, Inc.†	147,061	39,549,115
Cloudflare, Inc., Class A†	210,920	17,324,969
Constellation Software, Inc.	3,650	11,918,910
Datadog, Inc., Class A†	199,081	23,145,157
Dayforce, Inc.#†	136,625	7,810,851
Dynatrace, Inc.†	275,100	13,925,562
Elastic NV†	57,495	4,380,544
Electronic Arts, Inc.	29,292	4,447,112
Fair Isaac Corp.†	9,082	15,714,312
Fiserv, Inc.†	49,280	8,604,288
Guidewire Software, Inc.†	18,354	2,730,525
HubSpot, Inc.†	32,082	16,011,164
Informatica, Inc., Class A†	30,508	759,954
Intuit, Inc.	53,541	33,744,751
JFrog, Ltd.†	211,895	5,882,205
Kaspi.KZ JSC ADR	48,037	6,289,484
Microsoft Corp.	572,680	238,887,735
Monday.com, Ltd.†	42,970	11,425,293
MongoDB, Inc.†	64,749	18,828,362
Nutanix, Inc., Class A†	68,328	4,317,646
Oracle Corp.	143,264	20,241,771
Palantir Technologies, Inc., Class A†	798,000	25,121,040
Salesforce, Inc.	110,720	28,001,088
Samsara, Inc., Class A†	135,228	5,553,814

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
SAP SE	59,435	$ 12,963,178
SAP SE ADR	79,720	17,515,281
SentinelOne, Inc., Class A†	117,745	2,774,072
ServiceNow, Inc.†	84,417	72,176,535
Snowflake, Inc., Class A†	50,978	5,823,217
Synopsys, Inc.†	41,333	21,475,800
Take-Two Interactive Software, Inc.†	32,240	5,213,530
Xero, Ltd.†	62,247	6,056,731
		750,543,643
Telecommunications — 1.8%
Accton Technology Corp.	524,000	8,390,157
Arista Networks, Inc.†	103,371	36,529,244
Motorola Solutions, Inc.	10,314	4,559,201
		49,478,602
Toys/Games/Hobbies — 0.2%
Nintendo Co., Ltd.	106,800	5,863,356
Total Common Stocks (cost $1,867,957,002)		2,702,694,948
CONVERTIBLE PREFERRED STOCKS — 0.4%
Automotive - Cars & Lt. Trucks — 0.1%
GM Cruise Holdings LLC Class F†(1)(2)	89,700	520,709
Waymo LLC Series A-2†(1)(2)	21,059	1,287,231
Waymo LLC Series B-2†(1)(2)	10,055	627,583
		2,435,523
Biotechnology — 0.1%
Freenome Holdings, Inc. Series B†(1)(2)	94,602	509,905
Freenome Holdings, Inc. Series C†(1)(2)	53,807	329,837
Insitro, Inc. Series B†(1)(2)	52,029	539,541
PrognomIQ, Inc. Series A-4†(1)(2)	35,670	1,070
PrognomIQ, Inc. Series A-5†(1)(2)	30,468	914
PrognomIQ, Inc. Series B†(1)(2)	216,177	6,485
		1,387,752
E-Commerce/Services — 0.1%
Rappi, Inc. Series E†(1)(2)	39,184	1,338,526
Rappi, Inc. Series F†(1)(2)	14,609	499,043
		1,837,569
Healthcare-Services — 0.0%
Caris Life Sciences, Inc. Series C†(1)(2)	217,911	738,718
Medical - Biomedical/Gene — 0.1%
National Resilience, Inc. Series B†(1)(2)	69,360	3,276,913
Security Description		Shares or Principal Amount	Value

Medical Imaging Systems — 0.0%
RefleXion Medical, Inc. Series C†(1)(2)		160,251	$ 208,327
RefleXion Medical, Inc. Series D†(1)(2)		67,040	89,163
			297,490
Medical Information Systems — 0.0%
Kardium, Inc. Series D-5†(1)(2)		542,402	526,130
Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)		180,527	290,648
Therapeutics — 0.0%
Color Health, Inc. Series D-1†(1)(2)		26,210	165,647
Total Convertible Preferred Stocks (cost $12,858,137)			10,956,390
UNAFFILIATED INVESTMENT COMPANIES — 1.1%
iShares Expanded Tech Sector ETF # (cost $30,058,677)		335,993	31,291,028
ESCROWS AND LITIGATION TRUSTS — 0.0%
Exact Sciences CMO Milestone †(1)		216,096	129,658
Exact Sciences FDA Milestone †(1)		108,048	76,714
Total Escrows and Litigation Trusts (cost $0)			206,372
WARRANTS — 0.0%
Software — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(1) (cost $0)	CAD	3,500	0
Total Long-Term Investment Securities (cost $1,910,873,816)			2,745,148,738
SHORT-TERM INVESTMENTS — 1.0%
Unaffiliated Investment Companies — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24%(4)		7,872,411	7,872,411
State Street Navigator Securities Lending Government Money Market Portfolio 5.29%(4)(5)		18,443,059	18,443,059
Total Short-Term Investments (cost $26,315,470)			26,315,470
REPURCHASE AGREEMENTS — 0.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 08/30/2024, to be repurchased 09/03/2024 in the amount of $1,103,263 and collateralized by $1,059,700 of United States Treasury Notes, bearing interest at 4.63% due 05/31/2031 and having an approximate value of $1,125,276 (cost $1,103,066)		$ 1,103,066	1,103,066
TOTAL INVESTMENTS (cost $1,938,292,352)		100.5%	2,772,567,274
Other assets less liabilities		(0.5)	(13,704,716)
NET ASSETS		100.0%	$2,758,862,558
†	Non-income producing security
#	The security or a portion thereof is out on loan.

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2024, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Epic Games, Inc.
	06/18/2020	2,698	$1,553,204
	03/29/2021	1,021	904,286
		3,719	2,457,490	$2,300,406	$618.56	0.1%
Tempus AI, Inc. (Lockup Shares)
	03/16/2018	39,722	568,780
	08/23/2018	60,677	665,058
	04/30/2019	10,551	261,239
	02/06/2020	6,661	255,465
	06/14/2024	18,481	683,797
		136,092	2,434,339	8,081,143	59.38	0.3
Verily Life Sciences LLC Series B	01/23/2019	6,986	861,094	894,138	127.99	0.0
Convertible Preferred Stocks
Caris Life Sciences, Inc. Series C	08/14/2020	217,911	601,434	738,718	3.39	0.0
Color Health, Inc. Series D-1	01/13/2020	26,210	543,971	165,647	6.32	0.0
Freenome Holdings, Inc. Series B	06/24/2019	94,602	431,111	509,905	5.39	0.0
Freenome Holdings, Inc. Series C	08/14/2020	53,807	355,842	329,837	6.13	0.0
GM Cruise Holdings LLC Class F	05/07/2019	89,700	1,637,025	520,709	5.81	0.0
Honor Tech, Inc. Series D	10/16/2020	180,527	434,723	290,648	1.61	0.0
Insitro, Inc. Series B	05/21/2020	52,029	324,177	539,541	10.37	0.1
Kardium, Inc. Series D-5	11/29/2018	542,402	525,533	526,130	0.97	0.0
National Resilience, Inc. Series B	10/23/2020	69,360	947,458	3,276,913	47.25	0.1
PrognomIQ, Inc. Series A-4	11/15/2019	35,670	81,510	1,070	0.03	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
PrognomIQ, Inc. Series A-5	05/12/2020	30,468	$69,623	$914	$0.03	0.0%
PrognomIQ, Inc. Series B	09/11/2020	216,177	493,989	6,485	0.03	0.0
Rappi, Inc. Series E	09/08/2020	39,184	2,341,089	1,338,526	34.16	0.1
Rappi, Inc. Series F	07/08/2021	14,609	941,157	499,043	34.16	0.0
RefleXion Medical, Inc. Series C	04/03/2018	160,251	271,145	208,327	1.30	0.0
RefleXion Medical, Inc. Series D	04/04/2020	67,040	127,808	89,163	1.33	0.0
Waymo LLC Series A-2	05/08/2020	21,059	1,808,277	1,287,231	61.13	0.1
Waymo LLC Series B-2	06/11/2021	10,055	922,265	627,583	62.42	0.0
				$22,232,077		0.8%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	Security is subject to a contractual sale restriction. The value represents 0.3% of net assets. The lock-up agreement lasts for 180 days and ends on December 10, 2024. A lapse in the restriction may occur if the company decides to waive or modify the lock-up agreement.
(4)	The rate shown is the 7-day yield as of August 31, 2024.
(5)	At August 31, 2024, the Fund had loaned securities with a total value of $26,061,591. This was secured by collateral of $18,443,059, which was received in cash and subsequently invested in short-term investments currently valued at $18,443,059 as reported in the Portfolio of Investments. Additional collateral of $8,187,200 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2024
Federal Home Loan Bank	0.55% to 0.80%	09/26/2024 to 03/04/2026	$42,855
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	3,222
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	17,662
United States Treasury Bills	0.00%	09/10/2024 to 01/23/2025	1,068,784
United States Treasury Notes/Bonds	0.00% to 6.63%	10/31/2024 to 05/15/2054	7,054,677
ADR—American Depositary Receipt
ETF—Exchange Traded Fund
XAMS—Euronext Amsterdam Stock Exchange
CAD—Canadian Dollar

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$—	$—	$327	$327
Commercial Services	40,801,214	9,743,748	—	50,544,962
Computers	348,629,831	4,490,379	—	353,120,210
Electronics	30,604,939	12,116,505	—	42,721,444
Entertainment Software	—	—	2,300,406	2,300,406
Healthcare-Services	8,081,143	—	894,138	8,975,281
Machinery-Construction & Mining	6,195,117	8,928,061	—	15,123,178
Semiconductors	706,171,221	39,748,575	—	745,919,796
Software	731,523,734	19,019,909	—	750,543,643
Telecommunications	41,088,445	8,390,157	—	49,478,602
Toys/Games/Hobbies	—	5,863,356	—	5,863,356
Other Industries	678,103,743	—	—	678,103,743
Convertible Preferred Stocks	—	—	10,956,390	10,956,390
Unaffiliated Investment Companies	31,291,028	—	—	31,291,028
Escrows and Litigation Trusts	—	—	206,372	206,372
Warrants	—	—	0	0
Short-Term Investments	26,315,470	—	—	26,315,470
Repurchase Agreements	—	1,103,066	—	1,103,066
Total Investments at Value	$2,648,805,885	$109,403,756	$14,357,633	$2,772,567,274
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Aerospace/Defense — 0.7%
Hexcel Corp.	60,656	$ 3,838,918
Agriculture — 0.0%
Farmer's Business Network, Inc.†(1)(2)	8,265	31,159
Auto Parts & Equipment — 0.8%
Visteon Corp.†	45,731	4,629,349
Banks — 0.7%
Dogwood State Bank (Non-Voting Shares)†(1)(2)	3,512	62,373
Dogwood State Bank (Voting Shares)†(1)(2)	1,501	26,658
Grasshopper Bancorp, Inc.†(1)(2)	5,208	23,436
Pinnacle Financial Partners, Inc.	36,579	3,642,171
		3,754,638
Biotechnology — 12.5%
Allogene Therapeutics, Inc.#†	227,909	599,401
Amicus Therapeutics, Inc.†	494,086	5,736,339
Apellis Pharmaceuticals, Inc.#†	100,350	3,903,615
Arrowhead Pharmaceuticals, Inc.†	121,490	2,895,107
Blueprint Medicines Corp.†	67,220	6,422,199
Cytokinetics, Inc.†	74,043	4,226,374
Halozyme Therapeutics, Inc.†	161,555	10,315,287
Insmed, Inc.†	102,257	7,819,593
Intra-Cellular Therapies, Inc.†	86,391	6,330,733
Kyverna Therapeutics, Inc.#†	155,275	1,246,858
Maravai LifeSciences Holdings, Inc., Class A†	306,128	2,770,458
REGENXBIO, Inc.†	175,006	2,138,573
Relay Therapeutics, Inc.†	281,722	1,912,892
REVOLUTION Medicines, Inc.†	159,675	6,806,945
Verve Therapeutics, Inc.†	98,411	659,354
Viking Therapeutics, Inc.†	51,316	3,290,382
Xenon Pharmaceuticals, Inc.†	54,786	2,210,067
		69,284,177
Building Materials — 5.4%
AAON, Inc.	80,965	7,732,967
Eagle Materials, Inc.	15,885	4,094,359
Modine Manufacturing Co.†	57,034	6,932,483
Simpson Manufacturing Co., Inc.	30,820	5,641,909
SPX Technologies, Inc.†	35,796	5,839,759
		30,241,477
Commercial Services — 4.8%
Bright Horizons Family Solutions, Inc.†	44,104	6,206,315
CBIZ, Inc.†	39,668	2,919,565
Progyny, Inc.†	94,024	2,208,624
Remitly Global, Inc.†	192,302	2,624,922
UL Solutions, Inc.	94,941	5,178,082
Verra Mobility Corp.†	268,013	7,399,839
		26,537,347
Computers — 3.3%
CyberArk Software, Ltd.†	10,369	2,973,207
ExlService Holdings, Inc.†	181,063	6,616,042
Globant SA†	15,507	3,136,136
Rubrik, Inc., Class A†	32,981	1,148,398
Varonis Systems, Inc.†	78,945	4,468,287
		18,342,070
Cosmetics/Personal Care — 0.4%
e.l.f. Beauty, Inc.†	16,635	2,491,757
Distribution/Wholesale — 2.6%
Rush Enterprises, Inc., Class A	107,907	5,686,699
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale (continued)
SiteOne Landscape Supply, Inc.#†	23,361	$ 3,313,991
WESCO International, Inc.	33,865	5,600,594
		14,601,284
Diversified Financial Services — 6.6%
Air Lease Corp.	83,371	3,857,576
Evercore, Inc., Class A	27,297	6,707,965
FTAI Aviation, Ltd.	73,385	9,379,337
Hamilton Lane, Inc., Class A	35,502	5,426,126
PennyMac Financial Services, Inc.	48,636	5,252,688
Piper Sandler Cos.	21,592	5,888,138
		36,511,830
Electrical Components & Equipment — 0.8%
Littelfuse, Inc.	16,555	4,506,271
Electronics — 1.4%
Atkore, Inc.	17,375	1,621,609
NEXTracker, Inc., Class A†	93,075	3,785,360
Vicor Corp.#†	59,776	2,301,376
		7,708,345
Engineering & Construction — 0.7%
MasTec, Inc.†	33,149	3,750,146
Entertainment — 1.2%
Marriott Vacations Worldwide Corp.#	23,107	1,709,918
Six Flags Entertainment Corp.	111,414	4,877,705
		6,587,623
Environmental Control — 1.6%
Casella Waste Systems, Inc., Class A†	82,371	8,884,536
Food — 2.6%
Chefs' Warehouse, Inc.†	132,189	5,661,655
Sprouts Farmers Market, Inc.†	56,150	5,842,407
Utz Brands, Inc.	187,812	3,172,145
		14,676,207
Hand/Machine Tools — 1.2%
MSA Safety, Inc.	37,743	6,893,004
Healthcare-Products — 5.9%
Alphatec Holdings, Inc.†	260,303	1,796,091
Establishment Labs Holdings, Inc.#†	75,161	3,443,877
Glaukos Corp.†	22,436	3,003,956
Inari Medical, Inc.†	79,601	3,441,151
iRhythm Technologies, Inc.†	57,922	4,105,511
Lantheus Holdings, Inc.†	21,364	2,274,625
Natera, Inc.†	32,625	3,858,233
PROCEPT BioRobotics Corp.†	47,596	3,760,084
TransMedics Group, Inc.†	5,977	1,004,495
Twist Bioscience Corp.†	138,663	5,995,788
		32,683,811
Healthcare-Services — 1.6%
Acadia Healthcare Co., Inc.†	58,502	4,793,069
PACS Group, Inc.†	100,180	3,974,140
		8,767,209
Home Builders — 1.6%
LCI Industries	50,439	5,943,732
Winnebago Industries, Inc.#	45,500	2,714,530
		8,658,262

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Home Furnishings — 1.0%
Arhaus, Inc.#	160,780	$ 1,979,202
Sonos, Inc.†	302,754	3,702,681
		5,681,883
Human Resources — 0.0%
Checkr, Inc.†(1)(2)	5,868	25,350
Investment Companies — 0.3%
Marathon Digital Holdings, Inc.#†	90,933	1,518,581
Leisure Time — 2.2%
Life Time Group Holdings, Inc.†	263,573	6,199,237
Planet Fitness, Inc., Class A†	72,420	5,881,228
		12,080,465
Lodging — 0.9%
Boyd Gaming Corp.	88,676	5,322,333
Machinery-Construction & Mining — 0.6%
Bloom Energy Corp., Class A#†	265,035	3,156,567
Machinery-Diversified — 5.0%
Applied Industrial Technologies, Inc.	47,485	9,740,123
Cactus, Inc., Class A#	137,768	8,199,951
Chart Industries, Inc.#†	36,789	4,502,974
Esab Corp.	50,640	5,315,681
		27,758,729
Metal Fabricate/Hardware — 1.0%
Valmont Industries, Inc.	19,284	5,510,596
Miscellaneous Manufacturing — 2.1%
Fabrinet†	19,540	4,760,921
ITT, Inc.	29,143	4,057,289
John Bean Technologies Corp.	29,567	2,656,299
		11,474,509
Oil & Gas — 1.2%
Matador Resources Co.	76,112	4,317,073
SM Energy Co.#	51,492	2,349,580
		6,666,653
Oil & Gas Services — 0.8%
TechnipFMC PLC	166,676	4,473,584
Pharmaceuticals — 3.2%
Agios Pharmaceuticals, Inc.†	92,212	4,233,453
Alector, Inc.†	135,687	716,427
Arvinas, Inc.†	119,206	3,118,429
Madrigal Pharmaceuticals, Inc.†	4,197	1,037,205
Revance Therapeutics, Inc.†	213,814	1,404,758
Vaxcyte, Inc.†	90,450	7,304,742
		17,815,014
REITS — 1.4%
CubeSmart	65,525	3,396,161
Terreno Realty Corp.	67,363	4,650,741
		8,046,902
Retail — 3.2%
First Watch Restaurant Group, Inc.#†	165,087	2,725,586
Floor & Decor Holdings, Inc., Class A†	19,477	2,189,994
Freshpet, Inc.†	47,952	6,521,472
Lithia Motors, Inc.	13,557	4,081,742
Texas Roadhouse, Inc.	12,199	2,058,581
		17,577,375
Security Description	Shares or Principal Amount	Value

Semiconductors — 3.9%
Allegro MicroSystems, Inc.#†	261,383	$ 6,411,725
MACOM Technology Solutions Holdings, Inc.†	22,025	2,405,791
MKS Instruments, Inc.	28,516	3,399,963
Onto Innovation, Inc.†	21,796	4,647,343
Rambus, Inc.†	113,010	5,053,807
		21,918,629
Software — 14.3%
ACV Auctions, Inc., Class A†	227,389	4,254,448
Appfolio, Inc., Class A†	10,036	2,328,252
AvidXchange Holdings, Inc.†	369,362	2,980,751
BlackLine, Inc.†	112,422	5,570,510
Box, Inc., Class A†	126,893	4,136,712
Braze, Inc., Class A†	70,418	3,153,318
Clear Secure, Inc., Class A	132,491	4,026,401
Confluent, Inc., Class A†	191,630	4,066,389
DigitalOcean Holdings, Inc.#†	91,379	3,420,316
Elastic NV†	17,452	1,329,668
Evolent Health, Inc., Class A#†	251,802	8,052,628
Freshworks, Inc.†	345,921	4,040,357
Gitlab, Inc., Class A†	56,863	2,695,306
Global-e Online, Ltd.#†	58,388	2,009,715
Informatica, Inc., Class A†	113,442	2,825,840
JFrog, Ltd.†	122,400	3,397,824
SentinelOne, Inc., Class A†	176,376	4,155,419
ServiceTitan, Inc.†(1)(2)	186	14,666
Smartsheet, Inc., Class A†	97,376	4,751,949
Vertex, Inc., Class A†	143,051	5,534,643
Waystar Holding Corp.†	106,153	2,889,485
Workiva, Inc.†	49,353	3,857,924
		79,492,521
Telecommunications — 1.4%
Ciena Corp.†	41,374	2,385,211
Credo Technology Group Holding, Ltd.†	153,251	5,349,992
NII Holdings, Inc.†(1)	3,000	0
		7,735,203
Total Common Stocks (cost $499,896,252)		549,634,314
CONVERTIBLE PREFERRED STOCKS — 0.2%
Agriculture — 0.0%
Farmer's Business Network, Inc. Series D†(1)(2)	22	83
E-Commerce/Services — 0.0%
Flexe, Inc. Series C†(1)(2)	4,643	29,529
Electrical Components & Equipment — 0.0%
Sila Nanotechnologies, Inc. Series F†(1)(2)	2,608	50,996
Healthcare-Services — 0.0%
Caris Life Sciences, Inc. Series C†(1)(2)	17,921	60,752
Human Resources — 0.0%
Checkr, Inc. Series C†(1)(2)	8,994	38,854
Checkr, Inc. Series D†(1)(2)	12,252	52,929
		91,783

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Industrial Automation/Robotics — 0.0%
Nuro, Inc. Series C†(1)(2)	6,234	$ 25,497
Medical - Biomedical/Gene — 0.1%
National Resilience, Inc. Series B†(1)(2)	5,496	259,659
Medical Information Systems — 0.0%
Kardium, Inc. Series D6†(1)(2)	58,843	57,078
Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)	43,123	69,428
Seismic Data Collection — 0.0%
Seismic Software, Inc. Series E†(1)(2)	11,680	66,459
Seismic Software, Inc. Series F†(1)(2)	875	4,979
		71,438
Software — 0.1%
ServiceTitan, Inc. Series A1†(1)(2)	4	315
ServiceTitan, Inc. Series D†(1)(2)	1,942	153,127
		153,442
Transportation — 0.0%
Haul Hub, Inc. Series B†(1)(2)	2,168	9,691
Total Convertible Preferred Stocks (cost $862,631)		879,376
WARRANTS — 0.0%
Banks — 0.0%
Grasshopper Bancorp, Inc. Expires 10/12/2028†(1)(2) (cost $0)	1,009	686
Total Long-Term Investment Securities (cost $500,758,883)		550,514,376
SHORT-TERM INVESTMENTS — 1.0%
Unaffiliated Investment Companies — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio 5.29%(3)(4) (cost $5,828,058)	5,828,058	5,828,058
TOTAL INVESTMENTS (cost $506,586,941)	100.1%	556,342,434
Other assets less liabilities	(0.1)	(681,358)
NET ASSETS	100.0%	$555,661,076
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2024, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Checkr, Inc.
	06/29/2018	2,100	$8,603
	12/02/2019	3,768	36,085
		5,868	44,688	$25,350	$4.32	0.0%
Dogwood State Bank (Non-Voting Shares)
	05/06/2019	3,056	30,560
	04/05/2024	456	4,560
		3,512	35,120	62,373	17.76	0.0
Dogwood State Bank (Voting Shares)	05/06/2019	1,501	15,010	26,658	17.76	0.0
Farmer's Business Network, Inc.	11/03/2017	8,265	152,606	31,159	3.77	0.0
Grasshopper Bancorp, Inc.
	10/12/2018	1,009	10,090
	05/02/2019	4,199	41,990
		5,208	52,080	23,436	3.00	0.0
ServiceTitan, Inc.	11/09/2018	186	4,891	14,666	78.85	0.0
Convertible Preferred Stocks
Caris Life Sciences, Inc. Series C	08/14/2020	17,921	49,462	60,752	3.39	0.0
Checkr, Inc. Series C	04/10/2018	8,994	40,926	38,854	4.32	0.0
Checkr, Inc. Series D	09/06/2019	12,252	123,526	52,929	4.32	0.0
Farmer's Business Network, Inc. Series D	11/03/2017	22	406	83	3.77	0.0
Flexe, Inc. Series C	11/18/2020	4,643	56,492	29,529	6.36	0.0
Haul Hub, Inc. Series B	02/14/2020	2,168	31,609	9,691	4.47	0.0
Honor Tech, Inc. Series D	10/16/2020	43,123	103,844	69,428	1.61	0.0
Kardium, Inc. Series D6	01/08/2021	58,843	59,775	57,078	0.97	0.0
National Resilience, Inc. Series B	10/23/2020	5,496	75,075	259,659	47.25	0.1
Nuro, Inc. Series C	10/30/2020	6,234	81,383	25,497	4.09	0.0
Seismic Software, Inc. Series E	12/13/2018	11,680	73,632	66,459	5.69	0.0
Seismic Software, Inc. Series F	09/25/2020	875	7,691	4,979	5.69	0.0
ServiceTitan, Inc. Series A1	11/09/2018	4	105	315	78.85	0.0
ServiceTitan, Inc. Series D	11/09/2018	1,942	51,065	153,127	78.85	0.1
Sila Nanotechnologies, Inc. Series F	01/07/2021	2,608	107,640	50,996	19.55	0.0

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Warrants
Grasshopper Bancorp, Inc. Expires 10/12/2028	10/12/2018	1,009	$0	$686	$0.68	0.0%
				$1,063,704		0.2%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of August 31, 2024.
(4)	At August 31, 2024, the Fund had loaned securities with a total value of $16,474,021. This was secured by collateral of $5,828,058, which was received in cash and subsequently invested in short-term investments currently valued at $5,828,058 as reported in the Portfolio of Investments. Additional collateral of $10,967,467 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2024
Federal Home Loan Bank	0.55% to 0.80%	09/26/2024 to 03/04/2026	$254,173
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	19,109
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	104,756
United States Treasury Bills	0.00%	09/10/2024 to 01/23/2025	799,482
United States Treasury Notes/Bonds	0.00% to 6.63%	09/15/2024 to 05/15/2054	9,789,947
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Agriculture	$—	$—	$31,159	$31,159
Banks	3,642,171	—	112,467	3,754,638
Human Resources	—	—	25,350	25,350
Software	79,477,855	—	14,666	79,492,521
Telecommunications	7,735,203	—	0	7,735,203
Other Industries	458,595,443	—	0	458,595,443
Convertible Preferred Stocks	—	—	879,376	879,376
Warrants	—	—	686	686
Short-Term Investments	5,828,058	—	—	5,828,058
Total Investments at Value	$555,278,730	$—	$1,063,704	$556,342,434
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.9%
Advertising — 0.1%
Advantage Solutions, Inc.#†	44,673	$ 172,885
Boston Omaha Corp., Class A†	10,287	147,001
Clear Channel Outdoor Holdings, Inc.†	145,649	218,473
National CineMedia, Inc.†	29,585	203,841
Stagwell, Inc.#†	37,830	271,998
		1,014,198
Aerospace/Defense — 1.1%
AAR Corp.†	14,387	946,377
AeroVironment, Inc.#†	10,926	2,226,282
AerSale Corp.#†	14,011	71,316
Amprius Technologies, Inc.#†	5,849	6,258
Archer Aviation, Inc., Class A#†	97,451	331,333
Astronics Corp.†	11,959	268,121
Barnes Group, Inc.	19,386	776,215
Bridger Aerospace Group Holdings, Inc.†	3,745	10,074
Ducommun, Inc.†	5,667	368,808
Eve Holding, Inc.#†	7,410	20,822
Intuitive Machines, Inc.#†	11,883	59,059
Joby Aviation, Inc.#†	167,761	838,805
Kratos Defense & Security Solutions, Inc.†	61,762	1,416,820
Leonardo DRS, Inc.†	30,732	877,091
Mercury Systems, Inc.#†	22,882	867,228
Moog, Inc., Class A	11,859	2,340,967
National Presto Industries, Inc.	2,161	169,185
Redwire Corp.†	9,366	63,221
Rocket Lab USA, Inc.#†	145,232	910,605
Triumph Group, Inc.†	26,935	375,205
Virgin Galactic Holdings, Inc.#†	7,867	52,630
VirTra, Inc.#†	4,413	29,655
		13,026,077
Agriculture — 0.4%
Alico, Inc.#	2,966	86,904
Andersons, Inc.	13,627	694,568
Dole PLC	31,329	504,710
Fresh Del Monte Produce, Inc.	14,111	412,606
Ispire Technology, Inc.#†	8,019	58,058
Limoneira Co.	6,909	173,278
Tejon Ranch Co.#†	8,737	156,305
Turning Point Brands, Inc.	7,154	283,584
Universal Corp.	10,034	544,846
Vector Group, Ltd.	61,305	918,349
Vital Farms, Inc.†	13,602	427,783
		4,260,991
Airlines — 0.3%
Allegiant Travel Co.	6,468	272,173
Frontier Group Holdings, Inc.#†	17,605	63,906
Hawaiian Holdings, Inc.†	21,304	368,985
JetBlue Airways Corp.#†	127,873	649,595
SkyWest, Inc.†	16,538	1,282,357
Spirit Airlines, Inc.#	45,820	118,216
Sun Country Airlines Holdings, Inc.†	16,486	181,016
Wheels Up Experience, Inc.#†	37,438	66,265
		3,002,513
Apparel — 0.5%
Hanesbrands, Inc.#†	147,489	936,555
Kontoor Brands, Inc.	23,236	1,739,215
Oxford Industries, Inc.	6,191	538,493
Rocky Brands, Inc.	3,021	97,397
Steven Madden, Ltd.	30,261	1,364,771
Security Description	Shares or Principal Amount	Value

Apparel (continued)
Superior Group of Cos., Inc.	5,430	$ 78,626
Torrid Holdings, Inc.†	5,108	33,713
Weyco Group, Inc.	2,527	84,351
Wolverine World Wide, Inc.#	33,138	454,322
		5,327,443
Auto Manufacturers — 0.2%
Blue Bird Corp.†	13,419	686,784
Canoo, Inc.#†	24,799	37,694
Hyliion Holdings Corp.#†	58,827	110,007
REV Group, Inc.	21,436	682,522
Wabash National Corp.	18,638	362,696
Workhorse Group, Inc.#†	1	1
		1,879,704
Auto Parts & Equipment — 1.1%
Adient PLC†	37,954	858,520
Aeva Technologies, Inc.†	9,510	31,383
American Axle & Manufacturing Holdings, Inc.†	47,991	308,582
Aurora Innovation, Inc.#†	385,590	1,800,705
Commercial Vehicle Group, Inc.†	13,741	49,880
Cooper-Standard Holdings, Inc.#†	7,050	108,923
Dana, Inc.	54,508	615,395
Dorman Products, Inc.†	10,954	1,242,403
Douglas Dynamics, Inc.	9,462	263,422
Fox Factory Holding Corp.†	17,652	714,553
Gentherm, Inc.†	13,119	663,034
Goodyear Tire & Rubber Co.†	118,941	1,049,060
Holley, Inc.†	19,434	62,772
indie Semiconductor, Inc., Class A#†	68,469	284,146
Luminar Technologies, Inc.#†	139,953	142,752
Methode Electronics, Inc.	14,156	147,506
Miller Industries, Inc.	4,633	281,269
Phinia, Inc.	18,960	909,322
SES AI Corp.#†	54,362	58,167
Shyft Group, Inc.	14,102	200,107
Solid Power, Inc.#†	65,084	93,070
Standard Motor Products, Inc.	9,037	291,985
Titan International, Inc.#†	20,833	173,539
Visteon Corp.†	11,391	1,153,111
XPEL, Inc.#†	10,543	456,407
		11,960,013
Banks — 9.0%
1st Source Corp.	7,661	470,730
ACNB Corp.	3,456	145,221
Alerus Financial Corp.	7,445	167,140
Amalgamated Financial Corp.	7,473	246,534
Amerant Bancorp, Inc.	12,374	272,970
Ameris Bancorp	27,480	1,693,592
Ames National Corp.	3,668	69,619
Arrow Financial Corp.#	6,854	208,978
Associated Banc-Corp	62,512	1,430,275
Atlantic Union Bankshares Corp.	37,333	1,481,373
BancFirst Corp.	8,319	885,142
Bancorp, Inc.†	20,876	1,093,902
Bank First Corp.#	4,091	384,718
Bank of Hawaii Corp.#	16,315	1,082,827
Bank of Marin Bancorp	6,691	143,120
Bank of N.T. Butterfield & Son, Ltd.	19,418	742,738
Bank7 Corp.	1,660	66,616
BankUnited, Inc.	31,131	1,196,364
Bankwell Financial Group, Inc.	2,693	82,083
Banner Corp.	14,329	853,579

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bar Harbor Bankshares	6,238	$ 199,990
BayCom Corp.	4,429	102,000
BCB Bancorp, Inc.	6,233	77,352
Blue Foundry Bancorp†	8,650	95,756
Bridgewater Bancshares, Inc.†	8,408	121,243
Burke & Herbert Financial Services Corp.	5,417	358,822
Business First Bancshares, Inc.	10,064	245,763
Byline Bancorp, Inc.	12,998	360,694
Cadence Bank	76,047	2,454,797
California Bancorp†	10,154	152,056
Camden National Corp.	6,064	242,439
Capital Bancorp, Inc.	3,840	98,227
Capital City Bank Group, Inc.	5,753	198,594
Carter Bankshares, Inc.†	9,521	164,713
Cathay General Bancorp	29,059	1,278,305
Central Pacific Financial Corp.	11,137	306,379
Chemung Financial Corp.	1,363	63,625
ChoiceOne Financial Services, Inc.	2,936	91,456
Citizens & Northern Corp.	6,209	125,049
Citizens Financial Services, Inc.	1,886	107,313
City Holding Co.	6,117	726,333
Civista Bancshares, Inc.	6,399	108,591
CNB Financial Corp.	8,603	209,139
Coastal Financial Corp.†	4,686	251,498
Colony Bankcorp, Inc.	6,912	103,749
Community Bank System, Inc.	21,838	1,335,612
Community Trust Bancorp, Inc.	6,412	323,806
Community West Bancshares	7,065	144,126
ConnectOne Bancorp, Inc.	15,129	378,225
CrossFirst Bankshares, Inc.†	18,949	329,713
Customers Bancorp, Inc.†	12,361	640,547
CVB Financial Corp.	55,306	1,018,737
Dime Community Bancshares, Inc.	14,797	384,870
Eagle Bancorp, Inc.	12,327	268,359
Eastern Bankshares, Inc.	80,550	1,366,933
Enterprise Bancorp, Inc.	4,082	126,501
Enterprise Financial Services Corp.	15,454	817,671
Equity Bancshares, Inc., Class A	6,069	247,555
Esquire Financial Holdings, Inc.	2,948	181,390
Farmers & Merchants Bancorp, Inc.	5,317	146,164
Farmers National Banc Corp.	15,197	236,313
FB Financial Corp.	14,831	715,151
Fidelity D&D Bancorp, Inc.	1,984	107,096
Financial Institutions, Inc.	6,336	164,863
First Bancorp	16,714	710,011
First Bancorp, Inc.	4,471	124,696
First BanCorp/Puerto Rico	68,717	1,469,169
First Bancshares, Inc.	12,831	439,590
First Bank	8,800	135,432
First Busey Corp.	22,244	601,700
First Business Financial Services, Inc.	3,287	149,131
First Commonwealth Financial Corp.	42,222	727,063
First Community Bankshares, Inc.	7,152	315,546
First Financial Bancorp	39,417	1,043,368
First Financial Bankshares, Inc.	54,321	1,986,519
First Financial Corp.	4,777	213,532
First Foundation, Inc.	21,840	153,754
First Internet Bancorp	3,389	122,987
First Interstate BancSystem, Inc., Class A	32,715	1,015,801
First Merchants Corp.	24,344	949,416
First Mid Bancshares, Inc.	9,544	384,432
First of Long Island Corp.	8,930	114,036
Security Description	Shares or Principal Amount	Value

Banks (continued)
Five Star Bancorp	6,794	$ 198,045
Fulton Financial Corp.	74,582	1,443,162
FVCBankcorp, Inc.†	6,850	84,461
German American Bancorp, Inc.	11,896	477,149
Glacier Bancorp, Inc.	47,558	2,249,493
Great Southern Bancorp, Inc.	3,598	214,297
Guaranty Bancshares, Inc.	3,328	115,781
Hancock Whitney Corp.	36,224	1,946,316
Hanmi Financial Corp.	12,554	248,695
HarborOne Bancorp, Inc.	16,581	218,869
HBT Financial, Inc.	5,350	119,947
Heartland Financial USA, Inc.	17,702	987,064
Heritage Commerce Corp.	24,878	253,258
Heritage Financial Corp.	14,306	326,749
Hilltop Holdings, Inc.	19,445	638,768
Home BancShares, Inc.	78,665	2,190,034
HomeStreet, Inc.	7,641	122,256
Hope Bancorp, Inc.	48,395	618,972
Horizon Bancorp, Inc.	18,092	289,834
Independent Bank Corp.	17,721	1,121,917
Independent Bank Corp.	8,323	281,983
Independent Bank Group, Inc.	15,130	880,869
International Bancshares Corp.	22,569	1,425,909
Investar Holding Corp.	3,860	71,873
John Marshall Bancorp, Inc.	5,227	104,488
Kearny Financial Corp.	22,862	155,690
Lakeland Financial Corp.	10,386	707,806
LCNB Corp.	5,174	82,784
LINKBANCORP, Inc.	9,237	58,101
Live Oak Bancshares, Inc.	14,474	622,237
Mercantile Bank Corp.	6,585	302,778
Merchants Bancorp	7,154	328,011
Metrocity Bankshares, Inc.	7,703	236,097
Metropolitan Bank Holding Corp.†	4,412	228,145
Mid Penn Bancorp, Inc.	6,244	188,631
Middlefield Banc Corp.#	3,034	84,861
Midland States Bancorp, Inc.	8,775	199,807
MidWestOne Financial Group, Inc.	6,076	177,541
MVB Financial Corp.	4,789	100,569
National Bank Holdings Corp., Class A	15,404	674,849
National Bankshares, Inc.	2,401	72,510
NB Bancorp, Inc.†	16,252	306,838
NBT Bancorp, Inc.#	19,214	940,717
Nicolet Bankshares, Inc.	5,553	545,860
Northeast Bank	2,782	197,550
Northeast Community Bancorp, Inc.	5,141	117,420
Northrim BanCorp, Inc.	2,221	153,182
Norwood Financial Corp.	3,115	84,853
Oak Valley Bancorp	2,844	75,849
OFG Bancorp	19,408	892,574
Old National Bancorp	131,347	2,607,238
Old Second Bancorp, Inc.	18,188	309,742
Orange County Bancorp, Inc.	2,133	122,541
Origin Bancorp, Inc.	12,253	410,108
Orrstown Financial Services, Inc.	7,654	274,013
Park National Corp.#	6,014	1,057,201
Parke Bancorp, Inc.	4,384	89,872
Pathward Financial, Inc.	10,665	733,965
PCB Bancorp	4,554	87,710
Peapack-Gladstone Financial Corp.	6,975	199,206
Peoples Bancorp of North Carolina, Inc.	1,898	55,251
Peoples Bancorp, Inc.	14,435	461,920
Peoples Financial Services Corp.	3,842	182,918

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Pioneer Bancorp, Inc.†	4,861	$ 53,471
Plumas Bancorp	2,290	93,409
Ponce Financial Group, Inc.†	8,072	91,536
Preferred Bank	5,181	429,246
Premier Financial Corp.	14,754	369,735
Primis Financial Corp.	8,445	102,607
Princeton Bancorp, Inc.	2,112	78,651
Provident Bancorp, Inc.†	6,543	72,169
QCR Holdings, Inc.	6,838	527,415
RBB Bancorp	7,113	163,314
Red River Bancshares, Inc.	1,974	104,839
Renasant Corp.	23,100	808,500
Republic Bancorp, Inc., Class A	3,458	220,966
S&T Bancorp, Inc.	15,908	683,567
Sandy Spring Bancorp, Inc.	18,341	574,073
Seacoast Banking Corp. of Florida	35,262	964,768
ServisFirst Bancshares, Inc.	21,179	1,716,770
Shore Bancshares, Inc.	12,797	181,717
Sierra Bancorp	5,504	165,836
Simmons First National Corp., Class A	51,811	1,109,792
SmartFinancial, Inc.	6,637	194,000
South Plains Financial, Inc.	4,916	171,618
Southern First Bancshares, Inc.†	3,222	104,651
Southern States Bancshares, Inc.	3,478	108,583
Southside Bancshares, Inc.	11,989	410,383
SouthState Corp.	31,748	3,082,413
Stellar Bancorp, Inc.	20,507	559,226
Sterling Bancorp, Inc.†	8,881	51,421
Stock Yards Bancorp, Inc.	10,690	647,814
Texas Capital Bancshares, Inc.†	19,356	1,301,110
Third Coast Bancshares, Inc.†	4,736	121,289
Tompkins Financial Corp.	5,313	325,899
Towne Bank	29,341	1,016,666
TriCo Bancshares	13,355	607,118
Triumph Financial, Inc.†	9,226	774,799
TrustCo Bank Corp.	7,752	270,080
Trustmark Corp.	25,402	846,141
UMB Financial Corp.	18,724	1,939,619
United Bankshares, Inc.	55,194	2,145,391
United Community Banks, Inc.	49,931	1,521,398
Unity Bancorp, Inc.	3,006	101,994
Univest Financial Corp.	12,076	343,683
USCB Financial Holdings, Inc.	4,371	65,259
Valley National Bancorp	180,151	1,563,711
Veritex Holdings, Inc.	21,923	552,240
Virginia National Bankshares Corp.	1,951	77,494
Walker & Dunlop, Inc.	13,415	1,436,210
Washington Trust Bancorp, Inc.#	7,070	231,896
WesBanco, Inc.#	24,033	774,103
West BanCorp, Inc.	6,733	134,323
Westamerica BanCorp	10,721	555,241
		101,856,507
Beverages — 0.3%
BRC, Inc., Class A#†	21,734	96,282
Duckhorn Portfolio, Inc.#†	22,178	140,387
MGP Ingredients, Inc.#	5,913	529,746
National Beverage Corp.	9,809	442,974
Primo Water Corp.	65,906	1,456,523
Vita Coco Co., Inc.†	16,385	427,976
Westrock Coffee Co.#†	14,143	113,073
		3,206,961
Security Description	Shares or Principal Amount	Value

Biotechnology — 8.0%
Renovaro, Inc.†	20,353	$ 12,183
2seventy Bio, Inc.#†	20,401	99,353
4D Molecular Therapeutics, Inc.†	20,800	312,208
89bio, Inc.†	33,823	321,318
Absci Corp.#†	33,336	146,678
ACADIA Pharmaceuticals, Inc.†	49,952	828,204
Achieve Life Sciences, Inc.†	14,376	63,111
Acrivon Therapeutics, Inc.†	4,931	46,795
Actinium Pharmaceuticals, Inc.†	12,549	24,973
Acumen Pharmaceuticals, Inc.†	17,509	47,975
ADC Therapeutics SA†	29,224	84,750
ADMA Biologics, Inc.†	94,005	1,627,227
Adverum Biotechnologies, Inc.#†	8,684	60,267
Aerovate Therapeutics, Inc.#†	5,630	10,866
Agenus, Inc.#†	8,477	43,657
Akero Therapeutics, Inc.†	28,299	769,733
Aldeyra Therapeutics, Inc.#†	20,795	119,675
Allogene Therapeutics, Inc.#†	43,898	115,452
Altimmune, Inc.#†	29,647	198,635
Alto Neuroscience, Inc.#†	3,702	47,423
ALX Oncology Holdings, Inc.#†	13,788	31,988
Amicus Therapeutics, Inc.†	122,478	1,421,970
AnaptysBio, Inc.†	8,167	311,081
Anavex Life Sciences Corp.#†	30,386	182,924
ANI Pharmaceuticals, Inc.†	7,719	492,086
Annexon, Inc.†	35,161	200,418
Apogee Therapeutics, Inc.†	15,097	772,513
Applied Therapeutics, Inc.†	40,131	254,431
Arbutus Biopharma Corp.#†	58,221	225,315
Arcellx, Inc.†	17,992	1,236,770
Arcturus Therapeutics Holdings, Inc.†	9,563	201,779
Arcus Biosciences, Inc.†	22,696	388,556
Arcutis Biotherapeutics, Inc.†	44,346	482,484
Ardelyx, Inc.†	97,002	599,472
ArriVent Biopharma, Inc.†	4,097	109,513
Arrowhead Pharmaceuticals, Inc.†	49,833	1,187,520
ARS Pharmaceuticals, Inc.†	20,542	266,635
Astria Therapeutics, Inc.†	18,799	229,912
Atea Pharmaceuticals, Inc.†	32,209	124,005
Atossa Therapeutics, Inc.†	52,798	72,333
Aura Biosciences, Inc.†	19,360	153,912
Aurinia Pharmaceuticals, Inc.†	59,929	408,116
Avid Bioservices, Inc.†	25,952	273,534
Avidity Biosciences, Inc.†	45,100	1,984,400
Axsome Therapeutics, Inc.†	15,207	1,351,294
Beam Therapeutics, Inc.#†	31,915	851,492
BioCryst Pharmaceuticals, Inc.†	86,252	749,530
Biohaven, Ltd.†	31,343	1,234,914
Biomea Fusion, Inc.#†	11,536	84,559
Black Diamond Therapeutics, Inc.†	15,505	94,580
Bluebird Bio, Inc.#†	79,990	44,914
Blueprint Medicines Corp.†	26,245	2,507,447
Boundless Bio, Inc.†	2,634	9,535
Bridgebio Pharma, Inc.†	58,676	1,634,127
C4 Therapeutics, Inc.†	24,474	154,676
Cabaletta Bio, Inc.†	17,945	101,030
Candel Therapeutics, Inc.#†	8,271	55,829
Capricor Therapeutics, Inc.†	10,595	48,419
Cardiff Oncology, Inc.#†	16,352	37,773
Cargo Therapeutics, Inc.†	8,196	154,577
Caribou Biosciences, Inc.#†	34,341	74,177
Cartesian Therapeutics, Inc.#†	3,017	42,117
Cartesian Therapeutics, Inc. CVR#†(1)	44,751	8,055

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Cassava Sciences, Inc.#†	16,952	$ 486,692
Celcuity, Inc.†	9,751	155,626
Celldex Therapeutics, Inc.†	26,963	1,114,381
Century Therapeutics, Inc.#†	19,151	33,706
CervoMed, Inc.#†	2,254	41,969
CG oncology, Inc.†	9,716	358,326
Chinook Therapeutics, Inc. CVR†(1)	22,455	8,757
ChromaDex Corp.#†	20,436	70,504
Cibus, Inc.†	6,244	42,272
Cogent Biosciences, Inc.#†	38,303	411,374
Compass Therapeutics, Inc.†	42,571	67,262
Conduit Pharmaceuticals, Inc.#†	9,620	1,184
Contineum Therapeutics, Inc.#†	2,898	56,482
Crinetics Pharmaceuticals, Inc.†	32,481	1,723,442
Cullinan Therapeutics, Inc.†	16,135	316,246
Cytek Biosciences, Inc.#†	50,664	290,811
Cytokinetics, Inc.†	46,629	2,661,583
Day One Biopharmaceuticals, Inc.†	21,666	299,857
Denali Therapeutics, Inc.†	51,887	1,268,118
Design Therapeutics, Inc.†	13,106	62,253
Dianthus Therapeutics, Inc.#†	9,977	287,637
Disc Medicine, Inc.#†	6,858	348,524
Dynavax Technologies Corp.†	54,990	616,988
Dyne Therapeutics, Inc.†	33,684	1,552,496
Edgewise Therapeutics, Inc.†	30,301	568,144
Editas Medicine, Inc.#†	34,594	129,382
Elevation Oncology, Inc.†	21,776	16,942
Eliem Therapeutics, Inc.†	3,040	21,250
Entrada Therapeutics, Inc.†	10,307	182,434
Erasca, Inc.†	47,078	136,055
Esperion Therapeutics, Inc.#†	78,874	144,339
Evolus, Inc.†	23,070	366,582
EyePoint Pharmaceuticals, Inc.†	20,870	186,786
Fate Therapeutics, Inc.†	41,788	153,362
Fibrobiologics, Inc.#†	10,622	17,208
Forafric Global PLC#†	2,296	25,922
Generation Bio Co.†	20,653	54,524
Geron Corp.†	240,369	1,141,753
Greenwich Lifesciences, Inc.#†	2,492	34,938
Guardant Health, Inc.†	49,260	1,260,071
Halozyme Therapeutics, Inc.†	52,073	3,324,861
Harvard Bioscience, Inc.†	17,013	48,997
HilleVax, Inc.†	13,156	24,602
Humacyte, Inc.#†	36,692	221,987
Icosavax, Inc. CVR†(1)	10,570	3,278
Ideaya Biosciences, Inc.†	34,218	1,351,611
IGM Biosciences, Inc.#†	6,333	64,533
ImmunityBio, Inc.#†	59,153	233,654
Immunome, Inc.†	21,457	325,717
Immunovant, Inc.†	24,229	748,676
Inhibrx Biosciences, Inc.†	4,370	63,627
Inhibrx. Inc. CVR†(1)	13,726	8,922
Inmune Bio, Inc.#†	5,095	33,729
Innoviva, Inc.†	23,099	447,659
Inovio Pharmaceuticals, Inc.†	10,600	76,532
Inozyme Pharma, Inc.#†	21,578	119,542
Insmed, Inc.†	64,838	4,958,162
Intellia Therapeutics, Inc.†	40,215	902,425
Invivyd, Inc.†	33,104	28,145
Iovance Biotherapeutics, Inc.#†	105,685	1,232,287
iTeos Therapeutics, Inc.†	10,836	182,587
Janux Therapeutics, Inc.†	11,704	549,854
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Jasper Therapeutics, Inc.†	4,725	$ 103,005
Keros Therapeutics, Inc.†	12,299	557,760
Kiniksa Pharmaceuticals International PLC†	12,703	339,678
Kiniksa Pharmaceuticals, Ltd., Class A†	2,870	76,744
Kodiak Sciences, Inc.†	13,619	34,184
Korro Bio, Inc.†	2,546	121,495
Krystal Biotech, Inc.†	10,354	2,020,272
Kymera Therapeutics, Inc.†	18,568	897,948
Kyverna Therapeutics, Inc.†	7,027	56,427
Larimar Therapeutics, Inc.†	17,560	138,900
LENZ Therapeutics, Inc.#	5,243	122,634
Lexeo Therapeutics, Inc.†	4,273	49,182
Lexicon Pharmaceuticals, Inc.#†	47,926	82,912
Ligand Pharmaceuticals, Inc.†	7,105	751,709
Lineage Cell Therapeutics, Inc.#†	61,667	54,507
Liquidia Corp.#†	24,061	228,820
Lyra Therapeutics, Inc.†	20,201	6,499
MacroGenics, Inc.#†	25,657	90,056
Maravai LifeSciences Holdings, Inc., Class A†	46,104	417,241
MeiraGTx Holdings PLC†	16,192	65,901
Mersana Therapeutics, Inc.†	47,352	74,816
Metagenomi, Inc.†	2,634	7,823
Mind Medicine MindMed, Inc.†	30,052	182,115
Mineralys Therapeutics, Inc.#†	11,919	147,915
Monte Rosa Therapeutics, Inc.#†	12,720	78,482
Myriad Genetics, Inc.†	37,327	1,057,474
Nektar Therapeutics†	74,519	95,384
NeoGenomics, Inc.†	53,225	879,277
Neumora Therapeutics, Inc.#†	35,111	403,776
Nkarta, Inc.†	22,086	117,277
Novavax, Inc.†	58,964	729,974
Nurix Therapeutics, Inc.†	25,260	636,552
Nuvalent, Inc., Class A†	13,332	1,134,953
Nuvation Bio, Inc.#†	74,913	241,220
Olema Pharmaceuticals, Inc.#†	16,666	196,659
Omeros Corp.#†	23,348	98,295
OmniAb, Inc. (Earnout Shares 12.50)†(1)	2,061	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	2,061	0
Oncternal Therapeutics, Inc. CVR#†(1)	368	754
Organogenesis Holdings, Inc.†	30,132	86,780
Ovid therapeutics, Inc.†	24,582	27,778
PepGen, Inc.†	6,484	62,441
Perspective Therapeutics, Inc.†	19,655	310,549
Phathom Pharmaceuticals, Inc.#†	14,244	235,311
Pliant Therapeutics Inc#†	23,785	316,103
Poseida Therapeutics, Inc.†	28,657	81,959
Praxis Precision Medicines, Inc.†	7,198	382,574
Precigen, Inc.#†	52,838	58,122
Prelude Therapeutics Inc†	5,503	28,616
Prime Medicine, Inc.#†	23,674	101,325
ProKidney Corp.#†	26,316	63,158
Prothena Corp. PLC†	17,749	395,270
PTC Therapeutics, Inc.†	31,791	1,122,858
Puma Biotechnology, Inc.†	17,278	43,195
Pyxis Oncology, Inc.†	20,385	77,259
Q32 Bio, Inc.#†	2,517	109,439
Radius Health, Inc. CVR†(1)	16,856	1,348
Rain Oncology, Inc. CVR#†(1)	6,782	339
RAPT Therapeutics, Inc.†	12,522	25,733
Recursion Pharmaceuticals, Inc., Class A#†	86,286	628,162
REGENXBIO, Inc.†	19,217	234,832
Relay Therapeutics, Inc.†	41,520	281,921
Replimune Group, Inc.†	20,996	213,529

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
REVOLUTION Medicines, Inc.†	63,604	$ 2,711,439
Rigel Pharmaceuticals, Inc.†	7,265	97,642
Rocket Pharmaceuticals, Inc.#†	27,466	517,734
Sage Therapeutics, Inc.†	22,476	189,473
Sana Biotechnology, Inc.#†	55,184	333,863
Savara, Inc.†	40,476	172,833
Scholar Rock Holding Corp.†	28,592	265,906
Scilex Holding Co.†	23,302	26,797
Shattuck Labs, Inc.†	16,327	58,614
Soleno Therapeutics, Inc.†	9,180	449,361
Solid Biosciences, Inc.†	9,400	83,942
SpringWorks Therapeutics, Inc.†	28,695	1,196,868
Stoke Therapeutics, Inc.†	14,845	215,995
Sutro Biopharma, Inc.†	34,170	156,157
Syndax Pharmaceuticals, Inc.†	34,299	704,844
Tango Therapeutics, Inc.†	19,914	235,583
Tarsus Pharmaceuticals, Inc.†	15,355	416,274
Taysha Gene Therapies, Inc.†	66,771	149,567
Tenaya Therapeutics, Inc.†	23,024	61,704
Terns Pharmaceuticals, Inc.†	24,031	183,116
Tevogen Bio Holdings, Inc.†	9,133	4,767
TG Therapeutics, Inc.†	58,278	1,368,950
Theravance Biopharma, Inc.†	15,329	126,464
Theseus Pharmaceuticals, Inc. CVR†(1)	7,767	78
Third Harmonic Bio, Inc.†	8,276	95,588
Tourmaline Bio, Inc.	9,636	162,367
Travere Therapeutics, Inc.†	30,755	291,250
TScan Therapeutics, Inc.†	16,028	90,238
Tyra Biosciences, Inc.†	8,481	193,028
UroGen Pharma, Ltd.#†	14,339	199,455
Ventyx Biosciences, Inc.†	25,368	56,571
Vera Therapeutics, Inc.†	16,267	615,218
Veracyte, Inc.†	32,076	1,011,998
Verastem, Inc.#†	10,605	26,512
Vericel Corp.†	20,227	1,044,725
Veru, Inc.†	55,138	45,125
Verve Therapeutics, Inc.†	29,654	198,682
Vir Biotechnology, Inc.†	37,378	308,742
Viridian Therapeutics, Inc.†	26,119	383,427
Wave Life Sciences, Ltd.†	32,320	185,517
Werewolf Therapeutics, Inc.†	12,725	27,486
X4 Pharmaceuticals, Inc.†	70,143	49,100
XBiotech, Inc.#†	7,724	49,434
Xencor, Inc.†	24,804	433,822
XOMA Royalty Corp.†	3,352	98,046
Zentalis Pharmaceuticals, Inc.#†	23,854	82,773
Zevra Therapeutics, Inc. †	17,559	134,326
Zura Bio, Ltd.#†	8,355	34,506
Zymeworks, Inc.†	23,325	273,602
		90,505,494
Building Materials — 1.9%
American Woodmark Corp.†	6,615	592,770
Apogee Enterprises, Inc.	9,128	609,568
Aspen Aerogels, Inc.#†	24,320	697,741
Boise Cascade Co.	16,532	2,242,070
Caesarstone, Ltd.†	8,639	42,331
Gibraltar Industries, Inc.†	12,767	889,477
Griffon Corp.	16,137	1,068,108
JELD-WEN Holding, Inc.†	35,858	510,618
Knife River Corp.†	23,716	1,870,481
LSI Industries, Inc.	11,680	185,829
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
Masterbrand, Inc.†	52,886	$ 848,291
Modine Manufacturing Co.†	21,563	2,620,983
SmartRent, Inc.#†	80,642	137,091
Smith-Midland Corp.†	1,876	65,116
SPX Technologies, Inc.†	18,794	3,066,053
Summit Materials, Inc., Class A†	50,549	2,047,234
Tecnoglass, Inc.	9,377	581,093
UFP Industries, Inc.	25,262	3,073,628
		21,148,482
Chemicals — 1.9%
AdvanSix, Inc.	10,665	315,257
American Vanguard Corp.	10,528	60,431
Arcadium Lithium PLC#†	452,356	1,225,885
Avient Corp.	37,704	1,852,397
Balchem Corp.	13,495	2,389,020
Cabot Corp.	22,628	2,378,429
Codexis, Inc.†	29,157	84,264
Ecovyst, Inc.†	48,575	348,768
H.B. Fuller Co.	22,859	1,958,102
Hawkins, Inc.	8,073	1,022,607
Ingevity Corp.†	15,203	600,975
Innospec, Inc.	10,406	1,199,395
Intrepid Potash, Inc.#†	4,563	112,615
Koppers Holdings, Inc.	8,535	337,815
Kronos Worldwide, Inc.#	9,087	105,046
Lightwave Logic, Inc.†	50,121	147,857
Mativ Holdings, Inc.	22,533	427,226
Minerals Technologies, Inc.	13,408	1,033,757
Northern Technologies International Corp.	3,285	43,165
Oil-Dri Corp. of America	2,044	139,380
Orion SA	24,033	448,215
Perimeter Solutions SA†	55,862	654,144
Quaker Chemical Corp.	5,838	988,198
Rayonier Advanced Materials, Inc.†	26,723	213,249
Rogers Corp.†	7,841	841,026
Sensient Technologies Corp.	17,589	1,369,128
Stepan Co.	8,916	692,149
Tronox Holdings PLC	49,587	690,747
Valhi, Inc.#	1,008	29,444
		21,708,691
Coal — 0.6%
Alpha Metallurgical Resources, Inc.	4,587	1,096,981
Arch Resources, Inc.	7,337	1,000,987
CONSOL Energy, Inc.#	12,216	1,249,453
Hallador Energy Co.#†	10,423	69,938
NACCO Industries, Inc., Class A	1,731	48,260
Peabody Energy Corp.	53,432	1,250,843
Ramaco Resources, Inc.	2,081	23,578
Ramaco Resources, Inc.	11,074	134,992
SunCoke Energy, Inc.	34,972	313,349
Warrior Met Coal, Inc.	21,642	1,326,871
		6,515,252
Commercial Services — 4.5%
Aaron's Co., Inc.	12,943	130,595
ABM Industries, Inc.	26,393	1,508,360
Acacia Research Corp.#†	15,759	75,801
Adtalem Global Education, Inc.†	16,307	1,234,603
AirSculpt Technologies, Inc.#†	5,534	23,187
Alarm.com Holdings, Inc.†	20,141	1,199,195
Alight, Inc., Class A†	198,276	1,479,139
Alta Equipment Group, Inc.#	11,195	75,454

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
American Public Education, Inc.#†	6,554	$ 109,583
AMN Healthcare Services, Inc.†	15,820	838,935
Arlo Technologies, Inc.†	39,725	466,371
Barrett Business Services, Inc.	10,697	390,547
BrightView Holdings, Inc.†	18,445	294,567
Brink's Co.	18,757	2,080,714
Cadiz, Inc.#†	17,583	59,255
Carriage Services, Inc.	5,701	188,988
Cass Information Systems, Inc.	5,653	245,566
CBIZ, Inc.†	20,005	1,472,368
Chegg, Inc.†	41,443	89,517
Cimpress PLC†	7,550	746,544
CompoSecure, Inc.#	7,386	86,638
CoreCivic, Inc.†	46,046	634,514
Coursera, Inc.†	57,428	465,167
CPI Card Group, Inc.†	2,088	59,800
CRA International, Inc.	2,782	469,045
Cross Country Healthcare, Inc.#†	13,893	207,284
Custom Truck One Source, Inc.†	21,294	87,305
Deluxe Corp.	18,473	380,359
Distribution Solutions Group, Inc.#†	4,462	166,076
DLH Holdings Corp.†	3,540	38,515
Driven Brands Holdings, Inc.†	25,012	358,672
Emerald Holding, Inc.#	6,343	35,204
Ennis, Inc.	10,615	253,805
European Wax Center, Inc., Class A#†	14,128	97,483
EVERTEC, Inc.	26,920	922,010
First Advantage Corp.†	21,216	406,286
FiscalNote Holdings, Inc.#†	25,141	32,683
Flywire Corp.†	50,410	912,925
Forrester Research, Inc.†	4,990	95,708
Franklin Covey Co.†	4,752	191,316
GEO Group, Inc.†	51,868	719,409
Graham Holdings Co., Class B	1,374	1,092,591
Green Dot Corp., Class A†	22,192	247,885
Hackett Group, Inc.	10,556	279,734
Healthcare Services Group, Inc.†	30,721	334,552
Heidrick & Struggles International, Inc.	8,406	324,472
Herc Holdings, Inc.	11,749	1,719,701
Hertz Global Holdings, Inc.#†	51,227	155,730
HireQuest, Inc.	2,302	32,780
Huron Consulting Group, Inc.†	7,421	819,575
I3 Verticals, Inc., Class A†	9,439	213,888
ICF International, Inc.	7,787	1,290,773
Information Services Group, Inc.	14,705	51,467
Insperity, Inc.	14,988	1,408,722
John Wiley & Sons, Inc., Class A	15,051	727,114
Kelly Services, Inc., Class A	12,932	272,995
Kforce, Inc.	7,792	511,077
Korn Ferry	21,675	1,583,359
Laureate Education, Inc.	55,992	863,397
Legalzoom.com, Inc.†	57,538	387,806
Lifecore Biomedical, Inc.#†	8,893	38,951
Lincoln Educational Services Corp.†	10,899	135,693
LiveRamp Holdings, Inc.†	27,202	705,076
MarketWise, Inc.	16,087	12,725
Marqeta, Inc., Class A†	194,613	1,037,287
Matthews International Corp., Class A	12,403	314,168
Medifast, Inc.	4,495	82,258
Mister Car Wash, Inc.†	39,088	254,463
MoneyLion, Inc.†	3,547	164,652
Monro, Inc.	12,469	337,785
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
National Research Corp.	6,397	$ 145,852
Payoneer Global, Inc.†	118,228	878,434
Paysafe, Ltd.#†	13,447	301,213
Perdoceo Education Corp.	27,350	613,734
Performant Financial Corp.†	29,523	104,216
Priority Technology Holdings, Inc.†	7,573	45,438
PROG Holdings, Inc.	17,696	827,465
Progyny, Inc.†	35,249	827,999
Quad/Graphics, Inc.	12,564	58,925
Remitly Global, Inc.†	60,545	826,439
Repay Holdings Corp.†	37,775	319,576
Resources Connection, Inc.	13,506	140,868
Sezzle, Inc.#†	985	134,187
SoundThinking, Inc.†	4,150	58,515
Spire Global, Inc.#†	9,310	79,880
Sterling Check Corp.†	13,827	223,859
StoneCo., Ltd., Class A†	119,491	1,584,451
Strategic Education, Inc.	9,268	894,362
Stride, Inc.†	17,774	1,463,511
Target Hospitality Corp.#†	13,753	133,267
Transcat, Inc.†	3,605	445,073
TriNet Group, Inc.	13,581	1,396,534
TrueBlue, Inc.†	12,799	102,008
Udemy, Inc.#†	39,915	338,080
Universal Technical Institute, Inc.#†	16,485	287,663
Upbound Group, Inc.	22,397	745,820
Verra Mobility Corp.†	69,506	1,919,061
Viad Corp.†	8,535	293,689
Willdan Group, Inc.†	5,254	200,230
ZipRecruiter, Inc., Class A†	29,965	286,166
		50,406,684
Computers — 2.2%
3D Systems Corp.#†	53,182	113,809
ASGN, Inc.†	18,837	1,811,366
Cantaloupe, Inc.#†	24,380	168,710
Conduent, Inc.†	67,314	257,139
Corsair Gaming, Inc.†	18,656	130,032
Cricut, Inc.	19,304	111,577
Diebold Nixdorf, Inc.†	10,551	472,896
D-Wave Quantum, Inc.#†	36,560	36,926
Everspin Technologies, Inc.†	8,123	45,245
ExlService Holdings, Inc.†	65,615	2,397,572
Grid Dynamics Holdings, Inc.†	23,844	331,908
Insight Enterprises, Inc.#†	11,645	2,527,780
Integral Ad Science Holding Corp.†	30,165	350,819
Maximus, Inc.	25,465	2,349,401
Mitek Systems, Inc.#†	19,317	180,034
NCR Atleos Corp.†	30,119	861,705
NCR Voyix Corp.†	60,734	819,302
NetScout Systems, Inc.†	28,880	620,342
NextNav, Inc.#†	31,316	240,194
OneSpan, Inc.†	15,807	254,809
PAR Technology Corp.#†	14,072	759,747
PlayAGS, Inc.†	16,401	185,659
Qualys, Inc.†	15,498	1,939,885
Rapid7, Inc.†	25,840	977,010
Rekor Systems, Inc.#†	29,658	37,073
Rigetti Computing, Inc.#†	59,049	54,113
Rimini Street, Inc.†	22,147	38,979
System1, Inc.†	9,776	12,122
Telos Corp.†	23,487	85,728
Tenable Holdings, Inc.†	49,222	2,031,884

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Thoughtworks Holding, Inc.#†	41,763	$ 181,669
TTEC Holdings, Inc.	8,171	41,754
Unisys Corp.†	27,485	151,992
V2X, Inc.†	5,132	290,728
Varonis Systems, Inc.†	46,022	2,604,845
Velo3D, Inc.†	1	1
WNS Holdings, Ltd.†	19,350	1,145,520
		24,620,275
Cosmetics/Personal Care — 0.3%
Beauty Health Co.†	31,065	55,606
Edgewell Personal Care Co.	20,537	825,998
Honest Co., Inc.†	33,431	156,123
Inter Parfums, Inc.	7,608	980,215
Olaplex Holdings, Inc.†	57,879	120,967
Prestige Consumer Healthcare, Inc.†	20,678	1,543,406
Waldencast PLC, Class A#†	10,195	32,624
		3,714,939
Distribution/Wholesale — 0.6%
A-Mark Precious Metals, Inc.#	7,310	284,871
EVI Industries, Inc.	2,155	35,622
G-III Apparel Group, Ltd.#†	16,877	446,734
Global Industrial Co.	5,683	190,380
H&E Equipment Services, Inc.	13,467	648,436
Hudson Technologies, Inc.†	18,558	152,547
MRC Global, Inc.†	35,181	462,982
OPENLANE, Inc.†	44,824	776,800
Resideo Technologies, Inc.†	60,968	1,229,115
Rush Enterprises, Inc., Class A	25,397	1,338,422
Rush Enterprises, Inc., Class B	3,693	173,719
ScanSource, Inc.†	10,438	531,712
ThredUp, Inc., Class A#†	32,832	30,008
Titan Machinery, Inc.#†	8,628	130,369
VSE Corp.#	5,701	530,364
		6,962,081
Diversified Financial Services — 3.5%
Onity Group, Inc.†	2,688	77,898
AlTi Global, Inc.#†	14,075	56,582
Artisan Partners Asset Management, Inc., Class A	26,297	1,093,692
AssetMark Financial Holdings, Inc.†	9,519	334,593
Atlanticus Holdings Corp.†	2,301	81,340
B. Riley Financial, Inc.#	8,520	41,876
BGC Group, Inc., Class A	154,263	1,524,118
Bread Financial Holdings, Inc.	20,757	1,207,435
BrightSphere Investment Group, Inc.	11,537	281,387
Brookfield Business Corp., Class A#	10,835	246,930
Burford Capital, Ltd.#	83,641	1,129,990
Cohen & Steers, Inc.#	11,480	1,025,853
Columbia Financial, Inc.†	11,407	202,588
Consumer Portfolio Services, Inc.†	3,544	29,238
Dave, Inc.#†	3,263	122,689
Diamond Hill Investment Group, Inc.	1,131	178,732
Enact Holdings, Inc.	12,210	434,066
Encore Capital Group, Inc.†	9,781	489,832
Enova International, Inc.†	10,932	937,200
Federal Agricultural Mtg. Corp., Class C	3,817	753,743
First Western Financial, Inc.†	3,331	64,088
Forge Global Holdings, Inc.†	47,894	67,052
FTAI Aviation, Ltd.	41,586	5,315,107
GCM Grosvenor, Inc., Class A#	17,305	188,451
Hamilton Lane, Inc., Class A	16,034	2,450,637
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
International Money Express, Inc.†	13,235	$ 240,215
LendingClub Corp.†	45,609	554,149
LendingTree, Inc.†	4,164	241,221
Medallion Financial Corp.#	7,817	63,161
Moelis & Co., Class A	29,501	1,970,372
Mr. Cooper Group, Inc.†	26,643	2,499,380
Navient Corp.#	33,703	570,592
Nelnet, Inc., Class A	6,044	698,566
NerdWallet, Inc., Class A†	16,154	208,871
OppFi, Inc.#	7,559	36,056
Pagseguro Digital, Ltd.†	78,718	871,408
Paysign, Inc.†	13,744	65,147
PennyMac Financial Services, Inc.	11,161	1,205,388
Perella Weinberg Partners	21,942	428,966
Piper Sandler Cos.	7,247	1,976,257
PJT Partners, Inc., Class A#	9,851	1,216,598
PRA Group, Inc.†	16,178	377,271
Radian Group, Inc.	63,259	2,286,813
Regional Management Corp.	3,381	113,365
Silvercrest Asset Management Group, Inc., Class A	3,971	64,330
StepStone Group, Inc., Class A	22,357	1,222,928
StoneX Group, Inc.†	11,433	947,338
SWK Holdings Corp.#†	1,374	24,182
Upstart Holdings, Inc.#†	32,153	1,366,502
Velocity Financial, Inc.†	3,758	70,538
Victory Capital Holdings, Inc., Class A	17,170	936,967
Virtus Investment Partners, Inc.	2,822	597,305
WisdomTree, Inc.#	58,244	590,594
World Acceptance Corp.†	1,495	176,186
		39,955,783
Electric — 1.4%
ALLETE, Inc.	24,244	1,540,706
Altus Power, Inc.#†	31,678	98,835
Ameresco, Inc., Class A†	13,448	409,492
Avista Corp.	32,681	1,262,794
Black Hills Corp.	28,637	1,693,019
Genie Energy, Ltd., Class B	5,388	90,195
Hawaiian Electric Industries, Inc.	46,414	498,022
MGE Energy, Inc.#	15,218	1,319,477
Northwestern Energy Group, Inc.	25,735	1,399,727
Ormat Technologies, Inc.	22,532	1,679,310
Otter Tail Corp.	17,267	1,459,925
Portland General Electric Co.	42,428	2,041,211
TXNM Energy, Inc.	37,586	1,540,274
Unitil Corp.	6,664	401,839
		15,434,826
Electrical Components & Equipment — 0.8%
American Superconductor Corp.†	14,250	288,135
Belden, Inc.	16,923	1,815,500
ChargePoint Holdings, Inc.#†	162,036	304,628
Energizer Holdings, Inc.	30,014	972,454
EnerSys	16,701	1,692,312
Graham Corp.†	4,279	136,243
Insteel Industries, Inc.#	7,812	268,733
nLight, Inc.†	19,198	229,224
Novanta, Inc.†	14,976	2,744,801
Powell Industries, Inc.#	3,901	653,183
Ultralife Corp.†	4,200	43,932
		9,149,145
Electronics — 2.2%
Standard BioTools, Inc.†	125,935	268,242

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Advanced Energy Industries, Inc.	15,623	$ 1,657,444
Allient, Inc.	6,076	129,054
Applied Optoelectronics, Inc.#†	15,443	175,278
Atkore, Inc.	15,331	1,430,842
Atmus Filtration Technologies, Inc.	34,978	1,253,961
Badger Meter, Inc.	12,269	2,538,947
Bel Fuse, Inc.	728	62,724
Bel Fuse, Inc., Class B	4,315	292,686
Benchmark Electronics, Inc.	14,899	633,357
CTS Corp.	12,701	625,524
Enovix Corp.#†	62,041	590,630
ESCO Technologies, Inc.	10,806	1,295,747
Evolv Technologies Holdings, Inc.#†	54,538	214,880
FARO Technologies, Inc.†	7,381	132,858
GoPro, Inc., Class A†	52,243	66,871
Itron, Inc.†	19,172	1,959,762
Kimball Electronics, Inc.†	10,227	188,688
Knowles Corp.†	36,853	679,938
Mesa Laboratories, Inc.	2,151	287,567
MicroVision, Inc.#†	86,125	81,664
Mirion Technologies, Inc.†	83,421	904,284
Napco Security Technologies, Inc.	14,697	681,647
NEXTracker, Inc., Class A†	48,672	1,979,490
NVE Corp.	1,997	167,249
OSI Systems, Inc.#†	6,757	1,012,672
Plexus Corp.†	11,351	1,454,177
Sanmina Corp.†	22,886	1,587,831
Stoneridge, Inc.†	11,393	163,376
TTM Technologies, Inc.†	42,144	819,701
Turtle Beach Corp.†	7,154	111,745
Vicor Corp.†	9,362	360,437
Vishay Intertechnology, Inc.	52,729	1,062,489
		24,871,762
Energy-Alternate Sources — 0.5%
Aemetis, Inc.#†	15,124	37,205
Array Technologies, Inc.#†	63,748	427,749
ASP Isotopes, Inc.†	16,542	39,205
Energy Vault Holdings, Inc.†	43,012	43,442
Fluence Energy, Inc.#†	25,413	466,837
Freyr Battery, Inc.#†	46,797	57,560
FuelCell Energy, Inc.#†	189,350	76,649
FutureFuel Corp.	10,899	68,010
Green Plains, Inc.†	26,599	376,908
Montauk Renewables, Inc.#†	27,550	129,209
Plug Power, Inc.#†	263,446	495,278
REX American Resources Corp.†	6,434	291,782
Shoals Technologies Group, Inc., Class A†	71,603	385,940
SolarMax Technology, Inc.†	2,124	2,336
Stem, Inc.†	63,369	36,950
Sunnova Energy International, Inc.#†	45,336	503,683
Sunrun, Inc.†	91,246	1,872,368
TPI Composites, Inc.#†	19,247	83,340
Verde Clean Fuels, Inc.†	1,369	5,490
		5,399,941
Engineering & Construction — 1.8%
908 Devices, Inc.#†	9,906	39,129
Arcosa, Inc.	20,257	1,853,313
Bowman Consulting Group, Ltd.†	5,567	133,608
Centuri Holdings, Inc.#†	5,709	97,624
Concrete Pumping Holdings, Inc.†	9,933	64,465
Security Description	Shares or Principal Amount	Value

Engineering & Construction (continued)
Construction Partners, Inc., Class A†	17,922	$ 1,182,494
Dycom Industries, Inc.†	11,857	2,086,358
Exponent, Inc.	21,100	2,284,497
Fluor Corp.†	71,277	3,568,839
Frontdoor, Inc.†	32,767	1,575,437
Granite Construction, Inc.	18,383	1,381,666
Great Lakes Dredge & Dock Corp.†	27,530	273,923
IES Holdings, Inc.†	3,477	648,565
Iteris, Inc.†	17,758	125,194
Latham Group, Inc.†	16,912	105,700
Limbach Holdings, Inc.†	4,265	275,647
Mistras Group, Inc.†	8,661	103,586
MYR Group, Inc.†	6,937	699,250
NV5 Global, Inc.†	5,961	573,031
Orion Group Holdings, Inc.#†	12,795	96,730
Primoris Services Corp.	22,312	1,259,289
Southland Holdings, Inc.#†	4,204	17,236
Sterling Infrastructure, Inc.†	12,624	1,508,947
Tutor Perini Corp.†	18,065	433,018
		20,387,546
Entertainment — 0.9%
Accel Entertainment, Inc.†	21,865	254,946
AMC Entertainment Holdings, Inc., Class A†	116,109	559,645
Atlanta Braves Holdings, Inc., Class A†	4,272	194,803
Atlanta Braves Holdings, Inc., Class C#†	20,940	897,907
Bally's Corp.†	9,996	171,931
Cinemark Holdings, Inc.†	46,071	1,261,424
Everi Holdings, Inc.†	32,991	430,533
Golden Entertainment, Inc.	8,427	272,950
IMAX Corp.†	17,895	379,195
International Game Technology PLC	47,492	1,063,346
Lions Gate Entertainment Corp., Class A#†	24,865	193,201
Lions Gate Entertainment Corp., Class B†	50,803	351,557
Madison Square Garden Entertainment Corp.†	16,328	689,368
Monarch Casino & Resort, Inc.	5,477	415,814
RCI Hospitality Holdings, Inc.	3,637	165,811
Red Rock Resorts, Inc., Class A	20,533	1,196,663
Reservoir Media, Inc.#†	8,128	63,073
Rush Street Interactive, Inc.†	31,734	297,348
Six Flags Entertainment Corp.	17,697	774,775
Super Group SGHC, Ltd.	62,549	215,794
United Parks & Resorts, Inc.#†	14,880	732,394
		10,582,478
Environmental Control — 0.4%
374Water, Inc.#†	27,276	31,640
Arq, Inc.†	10,317	70,362
Casella Waste Systems, Inc., Class A†	23,889	2,576,668
CECO Environmental Corp.†	12,210	353,479
Energy Recovery, Inc.†	23,702	384,920
Enviri Corp.†	33,084	395,354
LanzaTech Global, Inc.#†	46,663	69,528
Montrose Environmental Group, Inc.†	13,271	436,616
Perma-Fix Environmental Services, Inc.#†	5,251	57,761
Pure Cycle Corp.†	8,671	92,346
PureCycle Technologies, Inc.#†	51,459	313,900
Quest Resource Holding Corp.#†	7,199	63,639
		4,846,213
Food — 1.4%
B&G Foods, Inc.	32,448	274,835
Beyond Meat, Inc.#†	24,937	151,617
Calavo Growers, Inc.	6,970	160,449

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Cal-Maine Foods, Inc.	17,116	$ 1,233,037
Chefs' Warehouse, Inc.†	14,609	625,703
Hain Celestial Group, Inc.†	37,441	299,528
HF Foods Group, Inc.#†	16,623	59,012
Ingles Markets, Inc., Class A	6,048	447,552
J&J Snack Foods Corp.	6,369	1,083,940
John B. Sanfilippo & Son, Inc.	3,743	355,098
Krispy Kreme, Inc.#	35,712	402,474
Lancaster Colony Corp.	8,167	1,394,597
Lifeway Foods, Inc.†	1,878	36,020
Mama's Creations, Inc.†	13,737	110,033
Mission Produce, Inc.#†	18,142	194,482
Nathan's Famous, Inc.	1,175	91,450
Natural Grocers by Vitamin Cottage, Inc.	3,894	103,658
Seneca Foods Corp., Class A†	2,009	121,082
Simply Good Foods Co.†	38,102	1,203,642
SpartanNash Co.	14,321	316,351
Sprouts Farmers Market, Inc.†	42,053	4,375,615
SunOpta, Inc.†	38,294	220,191
TreeHouse Foods, Inc.†	20,444	840,044
United Natural Foods, Inc.†	24,528	371,109
Utz Brands, Inc.	27,146	458,496
Village Super Market, Inc., Class A	3,635	116,865
Weis Markets, Inc.	6,870	464,275
WK Kellogg Co.#	27,386	470,218
		15,981,373
Forest Products & Paper — 0.1%
Sylvamo Corp.	14,683	1,161,278
Gas — 0.9%
Brookfield Infrastructure Corp., Class A	50,094	2,038,826
Chesapeake Utilities Corp.	9,229	1,092,898
New Jersey Resources Corp.	41,014	1,899,358
Northwest Natural Holding Co.	15,830	636,683
ONE Gas, Inc.	23,514	1,621,055
RGC Resources, Inc.	3,446	73,228
Southwest Gas Holdings, Inc.	25,427	1,849,051
Spire, Inc.	22,582	1,489,735
		10,700,834
Hand/Machine Tools — 0.4%
Cadre Holdings, Inc.#	10,869	394,001
Enerpac Tool Group Corp.	22,699	936,107
Franklin Electric Co., Inc.	18,911	1,964,096
Kennametal, Inc.	33,073	855,599
Luxfer Holdings PLC	11,182	125,462
		4,275,265
Healthcare-Products — 3.7%
Accuray, Inc.#†	40,030	87,265
Adaptive Biotechnologies Corp.†	48,346	227,226
Akoya Biosciences, Inc.#†	11,091	28,282
Alphatec Holdings, Inc.†	42,852	295,679
AngioDynamics, Inc.†	15,923	118,786
Artivion, Inc.†	16,570	449,710
AtriCure, Inc.†	19,760	517,910
Avanos Medical, Inc.†	18,952	459,017
Avita Medical, Inc.#†	10,667	99,843
Axogen, Inc.†	17,700	232,755
Axonics, Inc.†	21,268	1,471,001
BioLife Solutions, Inc.#†	14,794	382,869
Bioventus, Inc., Class A†	15,670	157,484
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
CareDx, Inc.†	20,813	$ 639,583
Castle Biosciences, Inc.†	10,798	320,377
Cerus Corp.†	75,319	170,221
CONMED Corp.	12,878	942,927
CVRx, Inc.†	5,546	54,684
Embecta Corp.#	24,198	395,395
Fractyl Health, Inc.#†	3,133	10,966
Glaukos Corp.†	20,427	2,734,971
Haemonetics Corp.†	20,949	1,583,325
ICU Medical, Inc.†	8,950	1,479,703
Inari Medical, Inc.†	22,090	954,951
InfuSystem Holdings, Inc.†	8,296	55,168
Inmode, Ltd.#†	33,190	554,605
Inogen, Inc.†	9,895	121,412
Integer Holdings Corp.#†	13,919	1,810,444
Integra LifeSciences Holdings Corp.†	28,608	581,887
iRadimed Corp.	3,360	157,786
iRhythm Technologies, Inc.†	13,050	924,984
Lantheus Holdings, Inc.†	28,380	3,021,619
LeMaitre Vascular, Inc.	8,467	764,485
LivaNova PLC†	22,768	1,147,280
MaxCyte, Inc.†	43,673	188,667
Merit Medical Systems, Inc.†	23,888	2,309,492
MiMedx Group, Inc.†	49,494	338,539
Nautilus Biotechnology, Inc.†	20,337	52,876
Neogen Corp.#†	91,074	1,571,026
NeuroPace, Inc.†	5,697	45,120
Nevro Corp.#†	15,095	93,438
Novocure, Ltd.†	44,453	864,166
OmniAb, Inc.†	38,522	161,407
Omnicell, Inc.†	19,049	847,300
OraSure Technologies, Inc.†	31,167	139,628
Orchestra BioMed Holdings, Inc.†	9,698	64,977
Orthofix Medical, Inc.†	14,070	245,381
OrthoPediatrics Corp.#†	6,834	218,346
Pacific Biosciences of California, Inc.#†	114,181	156,428
Paragon 28, Inc.#†	19,670	163,654
Patterson Cos., Inc.	33,572	755,034
PROCEPT BioRobotics Corp.†	17,680	1,396,720
Pulmonx Corp.†	15,812	115,744
Pulse Biosciences, Inc.#†	7,642	142,447
Quanterix Corp.†	14,998	195,424
Quantum-Si, Inc.#†	41,803	39,579
RxSight, Inc.†	14,201	800,794
Sanara Medtech, Inc.#†	1,668	59,865
Semler Scientific, Inc.†	1,981	52,893
Sera Prognostics, Inc., Class A†	11,521	84,679
SI-BONE, Inc.†	16,991	282,390
Silk Road Medical, Inc.†	16,374	443,899
STAAR Surgical Co.†	20,653	683,408
Stereotaxis, Inc.†	22,881	52,397
Surmodics, Inc.†	5,754	228,031
Tactile Systems Technology, Inc.†	9,874	135,175
Tandem Diabetes Care, Inc.#†	27,033	1,175,936
TransMedics Group, Inc.†	13,398	2,251,668
Treace Medical Concepts, Inc.†	20,365	125,652
Twist Bioscience Corp.†	24,012	1,038,279
UFP Technologies, Inc.†	3,032	1,034,609
Utah Medical Products, Inc.	1,414	96,138
Varex Imaging Corp.†	16,186	202,001
Zimvie, Inc.†	11,278	195,561
Zynex, Inc.#†	6,374	50,100
		42,053,468

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services — 1.9%
Accolade, Inc.†	30,911	$ 134,154
Addus HomeCare Corp.†	6,580	875,206
agilon health, Inc.#†	128,772	525,390
Astrana Health, Inc.†	17,989	859,694
ATI Physical Therapy, Inc.†	1	6
Aveanna Healthcare Holdings, Inc.†	21,816	123,260
BrightSpring Health Services, Inc.†	22,478	282,099
Brookdale Senior Living, Inc.†	79,898	568,075
Community Health Systems, Inc.†	52,401	285,585
CorVel Corp.†	3,702	1,187,342
DocGo, Inc.#†	42,451	160,465
Enhabit, Inc.†	20,785	175,425
Ensign Group, Inc.	23,169	3,506,860
Fulgent Genetics, Inc.†	8,486	191,444
GeneDx Holdings Corp.†	5,076	162,127
HealthEquity, Inc.†	35,340	2,811,650
Innovage Holding Corp.†	7,945	50,530
Joint Corp.#†	4,545	51,404
LifeStance Health Group, Inc.†	49,807	314,282
ModivCare, Inc.#†	4,659	134,459
Nano-X Imaging, Ltd.#†	22,638	144,204
National HealthCare Corp.	5,213	714,859
OPKO Health, Inc.#†	135,959	228,411
Oscar Health, Inc., Class A†	81,161	1,485,246
PACS Group, Inc.†	10,386	412,013
Pediatrix Medical Group, Inc. †	35,214	382,424
Pennant Group, Inc.†	12,060	413,176
Quipt Home Medical Corp.†	17,060	48,792
RadNet, Inc.†	27,597	1,829,405
Select Medical Holdings Corp.	44,613	1,609,191
Sonida Senior Living, Inc.†	1,426	39,358
Surgery Partners, Inc.#†	32,058	1,024,253
Teladoc Health, Inc.†	71,058	509,486
U.S. Physical Therapy, Inc.	6,245	534,572
Viemed Healthcare, Inc.†	14,315	108,794
		21,883,641
Home Builders — 2.1%
Champion Homes, Inc.†	22,396	2,092,010
Beazer Homes USA, Inc.†	12,371	386,965
Cavco Industries, Inc.†	3,496	1,444,967
Century Communities, Inc.	11,835	1,184,328
Dream Finders Homes, Inc., Class A†	11,674	390,495
Forestar Group, Inc.†	7,940	245,664
Green Brick Partners, Inc.†	13,128	1,034,224
Hovnanian Enterprises, Inc., Class A†	2,076	448,893
Installed Building Products, Inc.	10,004	2,223,989
KB Home	28,097	2,352,000
Landsea Homes Corp.†	7,513	89,480
LCI Industries	10,354	1,220,115
LGI Homes, Inc.†	8,717	940,390
M/I Homes, Inc.†	11,260	1,794,506
Meritage Homes Corp.	14,996	2,970,258
Taylor Morrison Home Corp.†	43,338	2,917,948
Tri Pointe Homes, Inc.†	39,014	1,733,782
United Homes Group, Inc.#†	2,195	13,368
Winnebago Industries, Inc.#	11,936	712,102
		24,195,484
Home Furnishings — 0.3%
Arhaus, Inc.#	21,386	263,262
Daktronics, Inc.†	15,449	223,238
Security Description	Shares or Principal Amount	Value

Home Furnishings (continued)
Ethan Allen Interiors, Inc.	9,537	$ 300,225
Flexsteel Industries, Inc.	1,926	79,698
Hamilton Beach Brands Holding Co., Class A	3,560	104,272
Hooker Furnishings Corp.	4,428	70,140
iRobot Corp.#†	11,875	86,925
Lovesac Co.†	5,926	137,720
MillerKnoll, Inc.	29,872	879,730
Purple Innovation, Inc.#†	23,736	28,483
Sleep Number Corp.#†	9,000	136,890
Sonos, Inc.†	51,446	629,185
Traeger, Inc.†	14,281	51,269
Vizio Holding Corp., Class A#†	37,093	416,554
Xperi, Inc.†	18,773	165,578
		3,573,169
Household Products/Wares — 0.3%
ACCO Brands Corp.	39,022	213,841
Central Garden & Pet Co.#†	4,018	158,591
Central Garden & Pet Co., Class A†	21,779	744,842
Helen of Troy, Ltd.†	9,927	529,903
Quanex Building Products Corp.	18,488	510,823
WD-40 Co.	5,686	1,494,508
		3,652,508
Housewares — 0.0%
Lifetime Brands, Inc.	5,192	37,123
Insurance — 2.4%
Ambac Financial Group, Inc.†	18,113	211,922
American Coastal Insurance Corp.†	10,088	113,288
AMERISAFE, Inc.	7,951	398,504
Baldwin Insurance Group, Inc.#†	27,490	1,289,006
CNO Financial Group, Inc.	44,845	1,565,987
Crawford & Co., Class A	6,334	66,950
Donegal Group, Inc., Class A	6,453	98,215
Employers Holdings, Inc.	10,522	504,530
Enstar Group, Ltd.†	5,287	1,723,562
Essent Group, Ltd.	43,562	2,800,601
F&G Annuities & Life, Inc.	7,762	354,646
Fidelis Insurance Holdings, Ltd.	20,122	372,659
Genworth Financial, Inc.,†	181,967	1,270,130
GoHealth, Inc.†	1,880	15,905
Goosehead Insurance, Inc., Class A#†	9,783	825,098
Greenlight Capital Re, Ltd., Class A†	11,527	161,032
Hamilton Insurance Group, Ltd., Class B†	6,954	136,159
HCI Group, Inc.#	3,389	324,768
Heritage Insurance Holdings, Inc.†	9,542	153,913
Hippo Holdings, Inc.#†	8,235	163,465
Horace Mann Educators Corp.	17,164	611,210
Investors Title Co.	593	133,597
Jackson Financial, Inc., Class A	31,880	2,868,244
James River Group Holdings, Ltd.	13,077	96,770
Kingsway Financial Services, Inc.†	5,363	44,459
Lemonade, Inc.#†	21,523	398,821
Maiden Holdings, Ltd.†	36,741	65,399
MBIA, Inc.	18,629	73,026
Mercury General Corp.	11,177	740,253
NI Holdings, Inc.†	3,257	50,614
NMI Holdings, Inc.†	33,124	1,360,403
Palomar Holdings, Inc.†	10,218	1,013,830
ProAssurance Corp.†	22,535	301,969
Roadzen, Inc.†	6,314	13,386
Root, Inc., Class A†	3,604	156,269
Safety Insurance Group, Inc.	6,128	542,634

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Selective Insurance Group, Inc.	25,393	$ 2,310,255
Selectquote, Inc.†	55,872	227,958
SiriusPoint, Ltd.†	41,165	617,063
Skyward Specialty Insurance Group, Inc.†	15,505	633,689
Stewart Information Services Corp.	11,295	834,813
Tiptree, Inc.	10,513	208,473
Trupanion, Inc.†	13,757	629,108
United Fire Group, Inc.	8,757	179,256
Universal Insurance Holdings, Inc.	9,998	213,857
		26,875,696
Internet — 1.8%
1-800-Flowers.com, Inc., Class A#†	10,786	86,612
1stdibs.com, Inc.†	10,617	52,130
aka Brands Holding Corp.#†	261	5,799
AudioEye, Inc.#†	2,915	70,572
Backblaze, Inc.†	16,660	101,793
BARK, Inc.#†	55,335	92,409
Beyond, Inc.#†	19,046	187,222
Blade Air Mobility, Inc.†	23,622	73,937
Bumble, Inc., Class A†	40,103	269,091
Cardlytics, Inc.#†	16,757	65,520
Cargurus, Inc.†	36,864	1,068,319
Cars.com, Inc.†	27,490	490,422
Cogent Communications Holdings, Inc.#	18,385	1,286,582
Couchbase, Inc.†	16,239	318,609
Despegar.com Corp.†	25,667	315,447
Entravision Communications Corp., Class A	25,668	53,389
ePlus, Inc.†	10,984	1,054,025
Eventbrite, Inc., Class A†	34,579	109,961
EverQuote, Inc., Class A†	10,479	258,831
Figs, Inc., Class A†	54,237	334,642
fuboTV, Inc.#†	122,569	205,916
Gambling.com Group, Ltd.#†	7,228	73,653
Getty Images Holdings, Inc.#†	41,878	159,136
Grindr, Inc.†	10,248	123,283
Groupon, Inc.†	9,562	132,625
HealthStream, Inc.	10,174	295,453
Hims & Hers Health, Inc.†	79,217	1,166,866
Innovid Corp.†	44,466	81,373
Lands' End, Inc.†	5,919	91,685
LifeMD, Inc.†	14,480	75,441
Liquidity Services, Inc.†	8,958	195,016
LiveOne, Inc.#†	28,403	49,421
Magnite, Inc.†	52,518	724,223
MediaAlpha, Inc., Class A†	10,367	184,533
Mondee Holdings, Inc.#†	15,902	31,804
Nerdy, Inc.#†	30,388	32,819
Nextdoor Holdings, Inc.†	72,809	182,023
Open Lending Corp.#†	42,654	245,687
Opendoor Technologies, Inc.#†	258,661	556,121
OptimizeRx Corp.†	7,333	60,937
Perficient, Inc.†	14,488	1,089,063
Q2 Holdings, Inc.†	24,563	1,822,820
QuinStreet, Inc.†	21,982	420,076
RealReal, Inc.#†	40,853	107,852
Revolve Group, Inc.†	16,014	367,041
RumbleON, Inc., Class B†	6,702	29,958
Shutterstock, Inc.#	10,426	374,085
Solo Brands, Inc., Class A†	6,807	9,326
Sprinklr, Inc.#†	42,923	385,019
Squarespace, Inc., Class A†	25,348	1,152,827
Security Description	Shares or Principal Amount	Value

Internet (continued)
Stitch Fix, Inc., Class A#†	37,519	$ 141,822
TechTarget, Inc.†	10,786	287,447
TrueCar, Inc.†	35,754	107,262
Tucows, Inc., Class A#†	3,326	71,210
Upwork, Inc.†	51,997	501,251
Vacasa, Inc.#†	3,913	13,109
Vivid Seats, Inc., Class A#†	32,641	151,781
Yelp, Inc.†	27,377	956,279
Ziff Davis, Inc.†	18,992	928,139
		19,879,694
Investment Companies — 0.8%
Bit Digital, Inc.†	48,834	157,245
Cannae Holdings, Inc.	23,514	470,750
Cipher Mining, Inc.†	72,067	252,955
Cleanspark, Inc.#†	92,505	988,878
Compass Diversified Holdings	27,817	616,147
Core Scientific, Inc.†	74,448	768,303
FTAI Infrastructure, Inc.	42,040	417,878
HA Sustainable Infrastructure Capital, Inc.#	46,936	1,519,788
Hut 8 Corp.#†	33,475	338,432
Marathon Digital Holdings, Inc.#†	114,134	1,906,038
NewtekOne, Inc.	9,702	121,566
Riot Platforms, Inc.#†	113,296	853,119
Terawulf, Inc.†	96,068	418,857
		8,829,956
Iron/Steel — 0.6%
Carpenter Technology Corp.	19,867	2,876,146
Commercial Metals Co.	48,309	2,588,879
Haynes International, Inc.	5,269	316,878
Radius Recycling, Inc.	10,992	166,419
Universal Stainless & Alloy Products, Inc.†	3,635	153,106
Worthington Steel, Inc.	13,586	480,944
		6,582,372
Leisure Time — 0.5%
Acushnet Holdings Corp.#	12,101	810,646
Clarus Corp.	12,731	54,871
Escalade, Inc.	4,174	58,352
Global Business Travel Group I†	52,387	366,185
Johnson Outdoors, Inc., Class A	1,982	71,253
Life Time Group Holdings, Inc.†	24,567	577,816
Lindblad Expeditions Holdings, Inc.†	14,795	146,766
Livewire Group, Inc.#†	7,596	49,982
Malibu Boats, Inc., Class A†	8,459	307,654
Marine Products Corp.	3,664	34,442
MasterCraft Boat Holdings, Inc.†	7,011	129,914
OneSpaWorld Holdings, Ltd.	41,938	665,556
Peloton Interactive, Inc., Class A#†	141,169	657,848
Sabre Corp.#†	157,015	478,896
Topgolf Callaway Brands Corp.†	59,207	595,622
Vista Outdoor, Inc.#†	24,337	974,453
Xponential Fitness, Inc., Class A†	9,998	129,174
		6,109,430
Lodging — 0.1%
Full House Resorts, Inc.#†	13,697	69,992
Hilton Grand Vacations, Inc.†	30,797	1,188,148
Marcus Corp.	10,011	141,656
		1,399,796
Machinery-Construction & Mining — 0.4%
Argan, Inc.	5,173	410,271

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Construction & Mining (continued)
Astec Industries, Inc.#	9,518	$ 321,994
Bloom Energy Corp., Class A#†	83,031	988,899
Hyster-Yale, Inc.	4,782	301,075
Manitowoc Co., Inc.†	14,536	146,668
Net Power, Inc.#†	8,828	74,773
NuScale Power Corp.#†	32,394	266,603
Terex Corp.	27,816	1,579,114
		4,089,397
Machinery-Diversified — 2.0%
Alamo Group, Inc.	4,276	792,770
Albany International Corp., Class A	13,028	1,226,716
Applied Industrial Technologies, Inc.	16,055	3,293,202
Cactus, Inc., Class A	27,347	1,627,693
Chart Industries, Inc.#†	17,622	2,156,933
Columbus McKinnon Corp.	11,861	405,765
CSW Industrials, Inc.	6,458	2,180,415
DXP Enterprises, Inc.†	5,210	286,550
Eastman Kodak Co.†	25,247	133,304
Gencor Industries, Inc.†	4,296	86,650
Gorman-Rupp Co.	8,749	341,036
GrafTech International, Ltd.†	108,057	74,106
Ichor Holdings, Ltd.†	13,588	421,228
Kadant, Inc.#	4,894	1,571,610
Lindsay Corp.	4,584	568,645
Mueller Water Products, Inc., Class A	64,858	1,392,501
Taylor Devices, Inc.#†	994	56,877
Tennant Co.	7,913	772,863
Thermon Group Holdings, Inc.†	13,921	437,537
Twin Disc, Inc.	4,659	61,312
Watts Water Technologies, Inc., Class A	11,435	2,249,265
Zurn Elkay Water Solutions Corp.	60,752	1,970,187
		22,107,165
Media — 0.4%
AMC Networks, Inc., Class A†	13,313	131,133
Cable One, Inc.#	2,355	830,656
E.W. Scripps Co., Class A†	25,291	49,823
Gannett Co., Inc.†	59,249	313,427
Gray Television, Inc.	35,717	182,157
iHeartMedia, Inc., Class A#†	43,138	67,295
Liberty Latin America, Ltd., Class A#†	13,865	131,301
Liberty Latin America, Ltd., Class C#†	56,195	532,167
Scholastic Corp.	9,822	313,125
Sinclair, Inc.#	13,364	186,027
Sphere Entertainment Co.†	11,086	516,608
TEGNA, Inc.#	73,567	1,021,110
Thryv Holdings, Inc.†	13,281	241,980
Townsquare Media, Inc.	5,471	57,828
Value Line, Inc.	332	13,765
WideOpenWest, Inc.†	20,561	113,497
		4,701,899
Metal Fabricate/Hardware — 0.9%
AZZ, Inc.	12,256	1,019,332
Eastern Co.	2,171	65,369
Helios Technologies, Inc.	13,879	613,313
Hillman Solutions Corp.†	82,037	816,268
Janus International Group, Inc.#†	59,221	650,839
LB Foster Co., Class A#†	3,786	76,023
Mayville Engineering Co., Inc.†	5,310	102,536
Metallus, Inc.†	17,871	290,582
Mueller Industries, Inc.	46,649	3,391,849
Security Description	Shares or Principal Amount	Value

Metal Fabricate/Hardware (continued)
NN, Inc.#†	19,221	$ 75,731
Northwest Pipe Co.†	4,043	177,811
Olympic Steel, Inc.	4,632	185,743
Omega Flex, Inc.	1,481	69,903
Park-Ohio Holdings Corp.	3,584	108,380
Proto Labs, Inc.†	10,704	327,328
Ryerson Holding Corp.	12,130	242,843
Standex International Corp.	4,856	867,524
Tredegar Corp.†	11,101	68,049
Worthington Enterprises, Inc.#	13,136	601,629
Xometry, Inc., Class A#†	17,554	344,761
		10,095,813
Mining — 0.8%
Caledonia Mining Corp. PLC	6,863	89,082
Centrus Energy Corp., Class A†	5,886	233,086
Century Aluminum Co.†	22,036	316,437
Coeur Mining, Inc.†	164,923	1,012,627
Compass Minerals International, Inc.#	14,417	127,302
Constellium SE†	54,059	906,569
Contango ORE, Inc.†	3,272	70,413
Critical Metals Corp.†	3,051	25,567
Dakota Gold Corp.†	27,389	63,542
Encore Energy Corp.†	74,400	270,816
Energy Fuels, Inc.#†	67,655	331,510
Hecla Mining Co.	241,503	1,432,113
i-80 Gold Corp.†	108,229	114,723
Ivanhoe Electric, Inc.#†	34,892	246,338
Kaiser Aluminum Corp.	6,670	497,248
Lifezone Metals, Ltd.†	15,242	93,891
Metals Acquisition, Ltd.†	22,485	252,507
Novagold Resources, Inc.†	101,810	432,692
Pan American Silver Corp. CVR†	171,891	73,913
Perpetua Resources Corp.†	16,075	143,068
Piedmont Lithium, Inc.#†	7,551	62,220
SSR Mining, Inc.	84,711	439,650
United States Lime & Minerals, Inc.	4,395	359,203
Uranium Energy Corp.†	164,188	858,703
Ur-Energy, Inc.#†	114,787	134,301
		8,587,521
Miscellaneous Manufacturing — 1.2%
AMMO, Inc.#†	37,443	59,534
Byrna Technologies, Inc.†	7,218	83,657
Core Molding Technologies, Inc.†	3,154	56,299
Enpro, Inc.	8,765	1,409,675
Fabrinet†	15,224	3,709,328
Federal Signal Corp.	25,104	2,372,077
Hillenbrand, Inc.	29,315	966,222
John Bean Technologies Corp.	13,263	1,191,548
LSB Industries, Inc.#†	22,256	176,490
Materion Corp.#	8,595	997,364
Myers Industries, Inc.	15,330	234,396
NL Industries, Inc.	3,509	23,229
Park Aerospace Corp.	7,755	104,770
Sight Sciences, Inc.†	14,664	99,275
Smith & Wesson Brands, Inc.	19,013	280,252
Solidion Technology, Inc.†	3,696	1,199
Sturm Ruger & Co., Inc.#	7,077	298,083
Trinity Industries, Inc.	34,117	1,126,202
		13,189,600

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	11,422	$ 358,080
Office Furnishings — 0.2%
CompX International, Inc.	637	19,027
HNI Corp.	19,610	1,055,998
Interface, Inc.	23,951	452,195
Steelcase, Inc., Class A	38,636	546,313
Virco Mfg. Corp.	4,360	67,711
		2,141,244
Office/Business Equipment — 0.1%
Pitney Bowes, Inc.	67,029	473,895
Xerox Holdings Corp.	48,559	550,173
		1,024,068
Oil & Gas — 2.8%
Amplify Energy Corp.#†	16,368	116,704
Berry Corp.	31,975	197,925
Borr Drilling, Ltd.#	98,956	600,663
California Resources Corp.	28,796	1,510,926
CNX Resources Corp.#†	62,538	1,730,426
Comstock Resources, Inc.#	38,568	409,978
Crescent Energy Co., Class A	57,630	687,526
CVR Energy, Inc.#	14,261	362,515
Delek US Holdings, Inc.	26,467	540,456
Diamond Offshore Drilling, Inc.†	42,706	612,404
Diversified Energy Co. PLC#	19,618	239,928
DLB Oil & Gas, Inc.†(1)	3,000	0
Empire Petroleum Corp.#†	5,858	34,621
Evolution Petroleum Corp.#	12,797	65,905
Granite Ridge Resources, Inc.	21,978	139,560
Gulfport Energy Corp.†	5,408	784,484
Helmerich & Payne, Inc.	40,351	1,316,653
HighPeak Energy, Inc.#	6,067	97,557
Kosmos Energy, Ltd.†	195,293	951,077
Magnolia Oil & Gas Corp., Class A#	72,294	1,851,449
Murphy Oil Corp.	60,550	2,257,304
Nabors Industries, Ltd.†	3,814	287,461
Noble Corp. PLC	47,746	1,821,510
Northern Oil & Gas, Inc.	41,408	1,647,210
Par Pacific Holdings, Inc.†	23,913	536,608
Patterson-UTI Energy, Inc.	166,655	1,534,893
PBF Energy, Inc., Class A	43,358	1,476,773
Prairie Operating Co.†	1,748	15,243
PrimeEnergy Resources Corp.†	290	38,857
Riley Exploration Permian, Inc.	4,744	135,204
Ring Energy, Inc.#†	61,860	114,441
Sable Offshore Corp.#†	21,064	354,718
SandRidge Energy, Inc.	13,426	178,297
Seadrill, Ltd.†	31,061	1,339,350
Sitio Royalties Corp.	34,498	766,891
SM Energy Co.#	47,762	2,179,380
Talos Energy, Inc.#†	61,772	708,525
Transocean, Ltd.#†	304,443	1,443,060
VAALCO Energy, Inc.#	43,483	283,074
Valaris, Ltd.†	26,202	1,599,894
Vital Energy, Inc.#†	11,938	428,455
Vitesse Energy, Inc.	10,438	269,927
W&T Offshore, Inc.#	41,172	94,284
		31,762,116
Security Description	Shares or Principal Amount	Value

Oil & Gas Services — 1.3%
Archrock, Inc.	64,447	$ 1,303,763
Aris Water Solution, Inc., Class A	11,186	188,148
Atlas Energy Solutions, Inc.#	28,358	598,070
Bristow Group, Inc.†	10,257	408,331
ChampionX Corp.	79,639	2,479,162
Core Laboratories, Inc.#	19,600	383,376
DMC Global, Inc.#†	8,187	101,273
DNOW, Inc.†	45,026	586,238
Drilling Tools International Corp.†	4,916	20,205
Dril-Quip, Inc.†	14,280	232,907
Expro Group Holdings NV†	39,533	785,125
Forum Energy Technologies, Inc.†	4,895	84,928
Geospace Technologies Corp.†	5,243	54,108
Helix Energy Solutions Group, Inc.†	60,148	674,861
Kodiak Gas Services, Inc.	8,414	233,488
Liberty Energy, Inc.	67,397	1,387,704
Mammoth Energy Services, Inc.†	10,143	38,746
Matrix Service Co.†	11,039	109,948
Natural Gas Services Group, Inc.†	4,477	98,181
Newpark Resources, Inc.†	34,585	284,635
Oceaneering International, Inc.†	42,194	1,138,816
Oil States International, Inc.†	25,623	135,546
ProFrac Holding Corp., Class A#†	9,272	63,513
ProPetro Holding Corp.†	37,889	300,839
Ranger Energy Services, Inc.	6,944	86,453
RPC, Inc.#	35,474	227,743
SEACOR Marine Holdings, Inc.†	10,179	116,550
Select Water Solutions, Inc.	38,087	439,143
Solaris Oilfield Infrastructure, Inc., Class A	10,494	133,064
TETRA Technologies, Inc.†	52,406	166,651
Tidewater, Inc.†	20,361	1,806,021
		14,667,536
Packaging & Containers — 0.3%
Ardagh Metal Packaging SA	60,318	215,938
Clearwater Paper Corp.†	6,775	225,404
Greif, Inc., Class A	10,406	650,583
Greif, Inc., Class B	2,012	135,609
Karat Packaging, Inc.	2,856	72,371
O-I Glass, Inc.†	64,663	820,574
Pactiv Evergreen, Inc.#	16,896	199,373
Ranpak Holdings Corp.†	17,930	127,124
TriMas Corp.	16,947	432,318
		2,879,294
Pharmaceuticals — 2.8%
ACELYRIN, Inc.†	30,468	145,637
AdaptHealth Corp.†	42,493	466,998
Aduro Biotech Holding, Inc. CVR†(1)	6,346	0
Agios Pharmaceuticals, Inc.†	23,591	1,083,063
Akebia Therapeutics, Inc.#†	86,832	134,590
Alector, Inc.†	33,686	177,862
Alimera Sciences, Inc.†	8,943	49,455
Alkermes PLC†	70,287	1,999,665
Amneal Pharmaceuticals, Inc.†	66,422	575,215
Amphastar Pharmaceuticals, Inc.#†	16,059	782,716
Anika Therapeutics, Inc.†	6,113	157,104
Aquestive Therapeutics, Inc.#†	30,999	140,425
Arvinas, Inc.†	26,816	701,507
Avadel Pharmaceuticals PLC†	38,579	585,243
Biote Corp.†	11,255	70,681
Catalyst Pharmaceuticals, Inc.†	48,578	983,704
Coherus Biosciences, Inc.#†	45,946	63,865

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Collegium Pharmaceutical, Inc.†	13,594	$ 522,825
Corbus Pharmaceuticals Holdings, Inc.†	4,242	259,526
Corcept Therapeutics, Inc.†	33,752	1,191,446
CorMedix, Inc.#†	22,928	143,071
Enanta Pharmaceuticals, Inc.†	8,385	107,999
Enliven Therapeutics, Inc.#†	14,693	321,483
Fennec Pharmaceuticals, Inc.†	9,784	54,497
Foghorn Therapeutics, Inc.†	10,542	87,288
Fulcrum Therapeutics, Inc.†	25,901	221,454
G1 Therapeutics, Inc.†	20,597	146,445
Galectin Therapeutics, Inc.#†	8,500	22,908
Gyre Therapeutics, Inc.†	2,911	40,084
Harmony Biosciences Holdings, Inc.†	12,605	453,528
Harrow, Inc.†	12,750	515,865
Herbalife, Ltd.#†	41,713	340,378
Heron Therapeutics, Inc.#†	49,004	94,578
Ironwood Pharmaceuticals, Inc.†	59,055	298,818
Jounce Therapeutics, Inc. CVR#†(1)	15,509	465
KalVista Pharmaceuticals, Inc.#†	15,897	212,861
Kura Oncology, Inc.†	30,267	637,423
Longboard Pharmaceuticals, Inc.†	13,500	487,080
Lyell Immunopharma, Inc.#†	67,078	97,263
Madrigal Pharmaceuticals, Inc.#†	7,323	1,809,733
MannKind Corp.†	110,685	692,888
MediWound, Ltd.#†	3,343	61,478
Mirum Pharmaceuticals, Inc.†	16,374	705,883
Nature's Sunshine Products, Inc.†	5,378	74,216
Neurogene, Inc.#†	4,299	160,869
Ocugen, Inc.†	106,806	138,848
Ocular Therapeutix, Inc.#†	64,953	572,885
Option Care Health, Inc.†	72,789	2,330,704
ORIC Pharmaceuticals, Inc.†	25,700	266,509
Outlook Therapeutics, Inc.#†	3,286	24,152
Owens & Minor, Inc.†	31,486	489,292
Pacira BioSciences, Inc.†	19,129	297,647
PetIQ, Inc.†	11,268	344,237
Phibro Animal Health Corp., Class A	8,525	179,025
Protagonist Therapeutics, Inc.†	24,394	1,046,259
Regulus Therapeutics, Inc.†	26,360	44,285
Revance Therapeutics, Inc.#†	43,458	285,519
Rhythm Pharmaceuticals, Inc.#†	22,853	1,080,718
Scpharmaceuticals, Inc.#†	11,851	60,322
SIGA Technologies, Inc.	19,332	174,568
Skye Bioscience, Inc.†	7,188	44,494
Spyre Therapeutics, Inc.#†	14,451	415,466
Summit Therapeutics, Inc.†	36,542	474,315
Supernus Pharmaceuticals, Inc.#†	20,962	737,024
Telomir Pharmaceuticals, Inc.†	2,008	10,522
Trevi Therapeutics, Inc.†	24,514	77,464
USANA Health Sciences, Inc.†	4,759	194,262
Vanda Pharmaceuticals, Inc.†	23,794	125,870
Vaxcyte, Inc.†	45,573	3,680,475
Verrica Pharmaceuticals, Inc.#†	7,903	18,572
Voyager Therapeutics, Inc.†	19,202	125,965
Xeris Biopharma Holdings, Inc.†	58,533	164,478
Y-mAbs Therapeutics, Inc.#†	15,352	219,687
		31,503,646
Pipelines — 0.2%
Excelerate Energy, Inc., Class A	7,275	132,623
Golar LNG, Ltd.	41,312	1,375,276
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Kinetik Holdings, Inc.	15,970	$ 706,513
NextDecade Corp.#†	48,263	224,906
		2,439,318
Private Equity — 0.0%
Chicago Atlantic Real Estate Finance, Inc.	7,057	112,206
P10, Inc.#	17,375	174,619
Patria Investments, Ltd.	22,959	264,488
		551,313
Real Estate — 0.7%
American Realty Investors, Inc.#†	622	11,824
Angel Oak Mtg. REIT, Inc.	4,959	56,037
Anywhere Real Estate, Inc.†	40,968	200,334
Compass, Inc., Class A†	152,195	780,760
Cushman & Wakefield PLC†	95,584	1,242,592
eXp World Holdings, Inc.#	33,807	397,570
FRP Holdings, Inc.†	5,563	164,776
Kennedy-Wilson Holdings, Inc.	47,466	527,822
Legacy Housing Corp.†	4,680	126,173
Marcus & Millichap, Inc.	9,797	388,647
Maui Land & Pineapple Co., Inc.†	3,174	82,556
McGrath RentCorp	10,187	1,101,724
Newmark Group, Inc., Class A	57,010	788,448
Offerpad Solutions, Inc.#†	4,359	16,957
RE/MAX Holdings, Inc., Class A	7,470	84,560
Real Brokerage, Inc.†	39,716	247,431
Redfin Corp.#†	48,951	457,202
RMR Group, Inc., Class A	6,454	164,513
Sky Harbour Group Corp.†	4,735	58,477
St. Joe Co.	15,052	893,637
Star Holdings†	5,405	72,427
Stratus Properties, Inc.†	2,334	60,847
Transcontinental Realty Investors, Inc.#†	515	15,486
		7,940,800
REITS — 6.4%
Acadia Realty Trust	42,178	949,427
AFC Gamma, Inc.	7,064	73,889
AG Mtg. Investment Trust, Inc.	12,016	89,399
Alexander & Baldwin, Inc.	30,384	601,299
Alexander's, Inc.	896	205,327
Alpine Income Property Trust, Inc.	5,226	99,503
American Assets Trust, Inc.	20,004	545,109
American Healthcare REIT, Inc.	27,142	568,082
Apartment Investment & Management Co., Class A†	59,379	552,225
Apollo Commercial Real Estate Finance, Inc.	59,508	630,190
Apple Hospitality REIT, Inc.	95,165	1,374,183
Arbor Realty Trust, Inc.#	76,875	1,045,500
Ares Commercial Real Estate Corp.	22,297	157,417
Armada Hoffler Properties, Inc.	27,699	340,975
ARMOUR Residential REIT, Inc.#	20,474	418,693
Blackstone Mtg. Trust, Inc., Class A	72,480	1,337,981
Braemar Hotels & Resorts, Inc.	27,513	85,565
Brandywine Realty Trust	70,747	370,007
BrightSpire Capital, Inc.	53,921	320,830
Broadstone Net Lease, Inc.	78,744	1,441,015
BRT Apartments Corp.	4,705	89,348
CareTrust REIT, Inc.	56,584	1,690,730
CBL & Associates Properties, Inc.	9,486	250,430
Centerspace	6,217	465,032
Chatham Lodging Trust	20,103	172,082
Chimera Investment Corp.	33,623	520,484
City Office REIT, Inc.	16,271	95,673

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Claros Mtg. Trust, Inc.	36,033	$ 288,264
Clipper Realty, Inc.	4,962	24,413
Community Healthcare Trust, Inc.	11,202	209,813
COPT Defense Properties	46,997	1,400,041
CTO Realty Growth, Inc.	9,223	175,421
DiamondRock Hospitality Co.	87,832	772,043
Diversified Healthcare Trust	91,174	317,286
Douglas Emmett, Inc.	67,414	1,078,624
Dynex Capital, Inc.	26,669	336,029
Easterly Government Properties, Inc.	40,521	531,636
Ellington Financial, Inc.#	34,474	453,333
Elme Communities	36,738	648,793
Empire State Realty Trust, Inc., Class A	55,956	603,765
Equity Commonwealth†	44,151	894,941
Essential Properties Realty Trust, Inc.	73,239	2,337,056
Farmland Partners, Inc.#	18,365	188,058
Four Corners Property Trust, Inc.	38,298	1,085,748
Franklin BSP Realty Trust, Inc.	34,273	466,798
Franklin Street Properties Corp.	40,716	74,103
Getty Realty Corp.	20,652	656,321
Gladstone Commercial Corp.	16,732	255,832
Gladstone Land Corp.	14,027	190,346
Global Medical REIT, Inc.	25,362	236,120
Global Net Lease, Inc.	83,817	722,503
Granite Point Mtg. Trust, Inc.	21,016	55,272
Hudson Pacific Properties, Inc.#	57,094	294,034
Independence Realty Trust, Inc.	94,340	1,960,385
Industrial Logistics Properties Trust	27,254	134,907
Innovative Industrial Properties, Inc.	11,764	1,462,030
InvenTrust Properties Corp.	28,446	844,277
Invesco Mtg. Capital, Inc.#	20,463	179,461
JBG SMITH Properties	37,039	644,479
Kite Realty Group Trust	90,646	2,364,048
KKR Real Estate Finance Trust, Inc.	24,539	292,750
Ladder Capital Corp.	47,387	585,703
LTC Properties, Inc.	17,929	658,532
LXP Industrial Trust	121,332	1,257,000
Macerich Co.	90,444	1,444,391
MFA Financial, Inc.	42,730	534,980
National Health Investors, Inc.#	17,472	1,422,745
NET Lease Office Properties#	6,199	187,892
NETSTREIT Corp.	30,778	513,685
New York Mtg. Trust, Inc.	37,881	252,666
NexPoint Diversified Real Estate Trust	13,598	80,228
Nexpoint Real Estate Finance, Inc.	3,413	56,758
NexPoint Residential Trust, Inc.	9,475	448,167
One Liberty Properties, Inc.	6,626	177,246
Orchid Island Capital, Inc.	22,190	181,958
Orion Office REIT, Inc.	23,437	96,092
Outfront Media, Inc.	61,781	1,053,366
Paramount Group, Inc.	77,016	388,931
Peakstone Realty Trust	15,243	203,342
Pebblebrook Hotel Trust	49,849	662,992
PennyMac Mtg. Investment Trust	36,274	515,454
Phillips Edison & Co., Inc.	51,255	1,894,385
Piedmont Office Realty Trust, Inc., Class A	51,537	503,001
Plymouth Industrial REIT, Inc.	16,740	400,756
Postal Realty Trust, Inc., Class A	8,988	130,236
PotlatchDeltic Corp.	33,160	1,441,134
Ready Capital Corp.#	67,460	559,243
Redwood Trust, Inc.	54,963	416,070
Retail Opportunity Investments Corp.	51,741	791,120
Security Description	Shares or Principal Amount	Value

REITS (continued)
RLJ Lodging Trust	63,621	$ 604,399
Ryman Hospitality Properties, Inc.	24,483	2,545,253
Sabra Health Care REIT, Inc.	96,604	1,646,132
Safehold, Inc.	21,618	541,747
Saul Centers, Inc.	4,389	179,159
Service Properties Trust	68,866	322,982
Seven Hills Realty Trust#	5,338	74,038
SITE Centers Corp.	19,825	1,196,439
SL Green Realty Corp.	27,733	1,848,127
Strawberry Fields REIT, Inc.#	2,433	28,831
Summit Hotel Properties, Inc.	43,810	297,470
Sunrise Realty Trust, Inc.#†	2,354	33,168
Sunstone Hotel Investors, Inc.	84,908	885,590
Tanger, Inc.	44,444	1,352,875
Terreno Realty Corp.	39,877	2,753,108
TPG RE Finance Trust, Inc.	23,956	217,041
Two Harbors Investment Corp.	43,345	613,765
UMH Properties, Inc.	26,655	518,706
Uniti Group, Inc.	99,840	435,302
Universal Health Realty Income Trust	5,366	240,933
Urban Edge Properties	50,013	1,057,775
Veris Residential, Inc.	32,772	574,821
Whitestone REIT	20,402	273,795
Xenia Hotels & Resorts, Inc.	42,561	606,069
		72,374,923
Retail — 3.8%
Abercrombie & Fitch Co., Class A†	20,995	3,098,232
Academy Sports & Outdoors, Inc.	30,178	1,674,276
American Eagle Outfitters, Inc.	76,126	1,566,673
America's Car-Mart, Inc.†	2,517	152,354
Arko Corp.#	33,601	210,342
Asbury Automotive Group, Inc.†	8,457	2,077,378
Beacon Roofing Supply, Inc.†	26,588	2,408,873
Biglari Holdings, Inc., Class B†	303	54,234
BJ's Restaurants, Inc.#†	7,902	242,038
Blink Charging Co.#†	40,159	74,696
Bloomin' Brands, Inc.#	32,964	576,870
BlueLinx Holdings, Inc.†	3,527	354,957
Boot Barn Holdings, Inc.†	12,353	1,657,402
Brinker International, Inc.†	18,397	1,315,753
Buckle, Inc.	12,894	540,259
Build-A-Bear Workshop, Inc.	5,390	179,918
Caleres, Inc.	14,265	600,985
Camping World Holdings, Inc., Class A	17,684	387,987
Cheesecake Factory, Inc.#	20,154	792,254
Chuy's Holdings, Inc.†	7,198	267,766
Citi Trends, Inc.#†	3,356	47,991
Clean Energy Fuels Corp.#†	71,257	220,184
Cracker Barrel Old Country Store, Inc.#	9,235	365,521
Dave & Buster's Entertainment, Inc.†	13,750	430,925
Denny's Corp.#†	21,311	139,374
Designer Brands, Inc., Class A#	17,541	116,472
Destination XL Group, Inc.#†	22,368	61,512
Dine Brands Global, Inc.	6,356	200,977
El Pollo Loco Holdings, Inc.†	11,226	155,592
EVgo, Inc.†	42,041	190,446
First Watch Restaurant Group, Inc.#†	12,668	209,149
FirstCash Holdings, Inc.	16,336	1,961,790
Foot Locker, Inc.	34,827	1,084,513
Genesco, Inc.†	4,502	135,915
GMS, Inc.†	16,710	1,450,261
Group 1 Automotive, Inc.	5,527	2,082,353

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
GrowGeneration Corp.#†	24,282	$ 47,350
Haverty Furniture Cos., Inc.#	6,016	164,838
J. Jill, Inc.	1,978	64,344
Jack in the Box, Inc.#	8,194	404,456
Kura Sushi USA, Inc., Class A#†	2,472	163,127
La-Z-Boy, Inc.#	17,906	726,446
Leslie's, Inc.#†	75,025	226,576
MarineMax, Inc.†	9,018	286,051
Movado Group, Inc.	6,301	150,342
National Vision Holdings, Inc.†	32,499	343,189
Nu Skin Enterprises, Inc., Class A	20,707	184,914
ODP Corp.#†	14,878	458,986
ONE Group Hospitality, Inc.#†	8,694	33,472
OneWater Marine, Inc., Class A#†	4,988	119,862
Papa John's International, Inc.#	13,882	657,590
Patrick Industries, Inc.#	9,018	1,165,306
PC Connection, Inc.	4,834	353,269
Petco Health & Wellness Co., Inc.#†	34,656	110,553
Portillo's, Inc., Class A#†	22,545	277,529
Potbelly Corp.†	11,459	91,443
PriceSmart, Inc.	10,468	937,723
Qurate Retail, Inc.†	416	1,647
Sally Beauty Holdings, Inc.†	43,583	568,758
Savers Value Village, Inc.#†	9,766	86,429
Shake Shack, Inc., Class A†	15,873	1,577,935
Shoe Carnival, Inc.	7,462	301,763
Signet Jewelers, Ltd.#	17,829	1,499,419
Sonic Automotive, Inc., Class A	6,079	378,965
Sweetgreen, Inc., Class A†	41,229	1,303,249
Tile Shop Holdings, Inc.†	11,958	75,335
Tilly's, Inc., Class A#†	6,184	33,146
Urban Outfitters, Inc.†	26,744	971,342
Vera Bradley, Inc.†	11,163	65,080
Victoria's Secret & Co.†	32,761	768,573
Warby Parker, Inc., Class A†	36,398	543,058
Winmark Corp.	1,218	439,211
Zumiez, Inc.†	6,854	190,130
		42,857,628
Savings & Loans — 1.1%
Axos Financial, Inc.†	22,811	1,583,768
Banc of California, Inc.	58,016	824,988
Berkshire Hills Bancorp, Inc.	18,133	499,383
Brookline Bancorp, Inc.	36,827	376,740
Capitol Federal Financial, Inc.	51,786	311,234
Essa Bancorp, Inc.	3,500	64,540
First Financial Northwest, Inc.	2,924	66,375
Flushing Financial Corp.	11,499	167,885
FS Bancorp, Inc.	2,780	121,847
Greene County Bancorp, Inc.	2,922	99,611
Hingham Institution for Savings	653	167,801
Home Bancorp, Inc.	2,970	132,640
HomeTrust Bancshares, Inc.	6,152	224,302
New York Community Bancorp, Inc.#	105,864	1,147,566
Northfield Bancorp, Inc.	16,381	198,538
Northwest Bancshares, Inc.	53,192	736,709
OceanFirst Financial Corp.	24,013	429,112
Pacific Premier Bancorp, Inc.	39,999	1,027,974
Provident Financial Services, Inc.	52,559	1,002,300
Southern Missouri Bancorp, Inc.	3,966	229,354
Timberland Bancorp, Inc.	3,144	98,187
WaFd, Inc.	27,879	1,022,323
Security Description	Shares or Principal Amount	Value

Savings & Loans (continued)
WaterStone Financial, Inc.	6,872	$ 104,111
WSFS Financial Corp.	25,024	1,369,814
		12,007,102
Semiconductors — 2.0%
ACM Research, Inc., Class A#†	21,265	383,621
Aehr Test Systems#†	11,548	175,645
Alpha & Omega Semiconductor, Ltd.†	9,684	404,888
Ambarella, Inc.†	15,816	944,215
Arteris, Inc.†	11,518	98,824
Axcelis Technologies, Inc.†	13,600	1,486,888
CEVA, Inc.†	9,733	233,008
Cohu, Inc.†	19,322	519,955
Diodes, Inc.†	19,041	1,326,967
FormFactor, Inc.†	32,319	1,576,198
GCT Semiconductor Holding, Inc.#†	3,161	8,851
Impinj, Inc.†	9,437	1,586,360
Kulicke & Soffa Industries, Inc.	22,900	1,003,249
MaxLinear, Inc.†	32,986	500,727
Navitas Semiconductor Corp.#†	52,665	159,048
Ouster, Inc.†	18,062	128,060
Photronics, Inc.†	25,727	665,300
Power Integrations, Inc.	23,626	1,585,305
QuickLogic Corp.#†	5,756	48,350
Rambus, Inc.†	45,439	2,032,032
Richardson Electronics, Ltd.#	5,128	60,767
Semtech Corp.†	27,047	1,185,199
Silicon Laboratories, Inc.†	13,229	1,565,917
SiTime Corp.†	7,673	1,109,976
SkyWater Technology, Inc.#†	11,368	101,971
SMART Global Holdings, Inc.†	21,483	445,128
Synaptics, Inc.†	16,271	1,324,785
Ultra Clean Holdings, Inc.†	18,474	696,470
Veeco Instruments, Inc.†	23,202	823,439
Vishay Precision Group, Inc.†	5,056	139,596
		22,320,739
Software — 4.9%
8x8, Inc.†	48,816	91,774
ACI Worldwide, Inc.†	44,025	2,217,099
ACV Auctions, Inc., Class A†	61,768	1,155,679
Adeia, Inc.	45,417	572,254
Agilysys, Inc.†	9,232	1,044,139
Airship AI Holdings, Inc.#†	1,289	4,009
Alignment Healthcare, Inc.#†	41,779	376,429
Alkami Technology, Inc.†	18,384	612,922
Altair Engineering, Inc., Class A†	23,863	2,156,261
American Software, Inc., Class A	13,119	151,000
Amplitude, Inc., Class A†	31,886	280,916
Appian Corp., Class A#†	16,813	545,414
Asana, Inc., Class A#†	33,133	465,850
Asure Software, Inc.#†	9,887	84,929
AvePoint, Inc.†	52,974	611,850
AvidXchange Holdings, Inc.†	72,547	585,454
Bandwidth, Inc., Class A†	10,314	176,988
BigBear.ai Holdings, Inc.#†	42,410	67,432
BigCommerce Holdings, Inc., Series 1†	29,433	172,477
Blackbaud, Inc.†	17,230	1,440,428
BlackLine, Inc.†	24,092	1,193,759
Blend Labs, Inc., Class A†	96,377	353,704
Box, Inc., Class A†	58,787	1,916,456
Braze, Inc., Class A†	21,849	978,398
C3.ai, Inc., Class A†	34,503	805,300

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Cerence, Inc.#†	17,172	$ 56,668
Clear Secure, Inc., Class A	36,646	1,113,672
Clearwater Analytics Holdings, Inc., Class A†	58,445	1,448,267
Climb Global Solutions, Inc.	1,755	166,690
CommVault Systems, Inc.†	18,220	2,831,388
Consensus Cloud Solutions, Inc.†	7,524	181,253
CS Disco, Inc.#†	12,273	67,870
CSG Systems International, Inc.	12,356	599,513
Daily Journal Corp.#†	580	288,324
Definitive Healthcare Corp.†	22,258	104,390
Digi International, Inc.†	14,910	439,249
Digimarc Corp.#†	6,332	181,665
Digital Turbine, Inc.†	40,055	128,977
DigitalOcean Holdings, Inc.†	27,397	1,025,470
Domo, Inc., Class B†	14,116	105,446
Donnelley Financial Solutions, Inc.†	10,927	728,394
E2open Parent Holdings, Inc.†	71,259	319,240
eGain Corp.†	8,471	60,737
Enfusion, Inc., Class A†	20,206	167,508
Envestnet, Inc.†	21,153	1,327,351
EverCommerce, Inc.†	8,908	95,405
Evolent Health, Inc., Class A#†	48,189	1,541,084
Fastly, Inc., Class A#†	53,784	323,780
Freshworks, Inc.†	85,099	993,956
GigaCloud Technology, Inc.#†	9,799	190,493
Golden Matrix Group, Inc.#†	8,301	21,500
Health Catalyst, Inc.†	24,386	175,335
IBEX Holdings, Ltd.†	3,744	64,547
Ibotta, Inc.†	3,179	181,807
iLearningEngines Holdings, Inc.†	12,235	17,007
Immersion Corp.	12,628	118,703
Innodata, Inc.†	11,290	195,091
Inspired Entertainment, Inc.#†	9,157	82,688
Instructure Holdings, Inc.#†	9,221	216,048
Intapp, Inc.#†	16,294	752,783
IonQ, Inc.#†	82,814	614,480
Jamf Holding Corp.†	30,957	572,704
Kaltura, Inc.†	40,124	54,569
Matterport, Inc.†	109,329	495,260
MeridianLink, Inc.†	11,258	257,020
N-able, Inc.†	29,823	383,524
Olo, Inc., Class A†	43,729	229,577
ON24, Inc.†	11,513	74,259
Outbrain, Inc.†	16,101	82,115
Pagaya Technologies, Ltd., Class A†	16,862	253,942
PagerDuty, Inc.†	37,256	736,924
PDF Solutions, Inc.†	12,991	409,866
Phreesia, Inc.†	21,261	546,620
Planet Labs PBC†	70,344	189,225
Playstudios, Inc.†	36,746	55,854
Porch Group, Inc.#†	32,220	46,397
PowerSchool Holdings, Inc., Class A†	24,857	564,502
Privia Health Group, Inc.†	42,585	857,662
Progress Software Corp.	17,924	1,042,281
PROS Holdings, Inc.#†	19,089	384,262
PubMatic, Inc., Class A†	17,455	272,298
Rackspace Technology, Inc.#†	27,904	64,179
Red Violet, Inc.†	4,605	133,084
ReposiTrak, Inc.#	4,893	95,169
Sapiens International Corp. NV	12,849	467,575
Schrodinger, Inc.†	23,210	488,106
SEMrush Holdings, Inc.†	15,142	208,051
Security Description	Shares or Principal Amount	Value

Software (continued)
Simulations Plus, Inc.#	6,629	$ 240,301
SolarWinds Corp.#	22,717	290,550
SoundHound AI, Inc.#†	118,466	579,299
Sprout Social, Inc., Class A†	20,619	641,251
SPS Commerce, Inc.†	15,533	3,102,561
Talkspace, Inc.†	51,315	102,630
Verint Systems, Inc.†	25,781	813,390
Vertex, Inc., Class A†	22,654	876,483
Viant Technology, Inc., Class A†	6,490	72,234
Vimeo, Inc.†	61,813	330,699
Weave Communications, Inc.†	16,340	184,315
WM Technology, Inc.#†	34,835	34,466
Workiva, Inc.†	21,083	1,648,058
Yext, Inc.†	43,752	222,698
Zeta Global Holdings Corp., Class A†	68,660	1,813,311
Zuora, Inc., Class A†	54,070	475,275
		55,380,246
Telecommunications — 1.6%
A10 Networks, Inc.	29,591	407,468
ADTRAN Holdings, Inc.	32,873	183,431
Anterix, Inc.†	5,266	186,785
Applied Digital Corp.#†	41,108	150,044
AST SpaceMobile, Inc.#†	49,240	1,429,930
ATN International, Inc.	4,417	118,199
Aviat Networks, Inc.†	4,751	130,415
BlackSky Technology, Inc.#†	44,428	49,315
Calix, Inc.†	24,539	913,832
Clearfield, Inc.#†	5,208	194,258
CommScope Holding Co., Inc.†	88,111	340,109
Consolidated Communications Holdings, Inc.†	32,070	146,560
Credo Technology Group Holding, Ltd.†	53,132	1,854,838
DigitalBridge Group, Inc.	66,358	828,811
EchoStar Corp., Class A#†	50,816	942,129
Extreme Networks, Inc.†	52,439	825,914
Globalstar, Inc.#†	304,512	380,640
Gogo, Inc.†	27,039	215,501
Harmonic, Inc.†	46,109	666,275
IDT Corp., Class B	6,436	246,885
Infinera Corp.†	83,163	523,095
InterDigital, Inc.	10,559	1,463,055
Lumen Technologies, Inc.†	422,517	2,218,214
NETGEAR, Inc.†	11,795	191,433
Ooma, Inc.†	10,310	107,224
Powerfleet, Inc.†	37,773	188,487
Preformed Line Products Co.	1,015	121,729
Ribbon Communications, Inc.#†	37,814	128,946
Shenandoah Telecommunications Co.	20,332	307,420
Spok Holdings, Inc.	7,636	113,547
Telephone & Data Systems, Inc.	41,175	972,554
Terran Orbital Corp.#†	64,359	15,768
Viasat, Inc.†	50,648	795,174
Viavi Solutions, Inc.†	91,913	791,371
		18,149,356
Textiles — 0.1%
UniFirst Corp.	6,285	1,192,202
Therapeutics — 0.0%
Tobira Therapeutics, Inc. CVR†(1)	4,989	0

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A†	12,820	$ 134,225
JAKKS Pacific, Inc.†	3,334	82,150
		216,375
Transportation — 1.5%
Air Transport Services Group, Inc.#†	21,394	360,703
ArcBest Corp.	9,828	1,044,717
Ardmore Shipping Corp.	17,307	326,756
Costamare, Inc.	17,925	254,356
Covenant Logistics Group, Inc.	3,378	177,919
CryoPort, Inc.#†	18,158	169,233
DHT Holdings, Inc.	56,345	610,216
Dorian LPG, Ltd.	14,456	563,640
FLEX LNG, Ltd.#	12,746	339,808
Forward Air Corp.#	10,452	332,060
Genco Shipping & Trading, Ltd.	17,608	309,725
Golden Ocean Group, Ltd.	50,794	624,766
Heartland Express, Inc.	19,465	240,977
Himalaya Shipping, Ltd.	12,417	95,487
Hub Group, Inc., Class A	25,483	1,201,014
International Seaways, Inc.	16,863	874,009
Marten Transport, Ltd.	24,243	423,040
Matson, Inc.	14,197	1,963,445
Nordic American Tankers, Ltd.#	85,088	316,527
P.A.M. Transportation Services, Inc.†	2,523	45,767
Pangaea Logistics Solutions, Ltd.	13,083	88,310
Radiant Logistics, Inc.†	14,827	94,448
RXO, Inc.#†	48,667	1,385,063
Safe Bulkers, Inc.	26,355	134,674
Scorpio Tankers, Inc.	19,555	1,398,965
SFL Corp., Ltd.	47,052	558,037
Teekay Corp.†	23,880	198,443
Teekay Tankers, Ltd., Class A	10,016	569,710
Universal Logistics Holdings, Inc.#	2,841	120,089
Werner Enterprises, Inc.	26,418	976,409
World Kinect Corp.	24,594	708,061
		16,506,374
Trucking & Leasing — 0.2%
GATX Corp.	14,899	2,102,249
Greenbrier Cos., Inc.	12,808	620,547
Willis Lease Finance Corp.	1,283	138,808
		2,861,604
Water — 0.4%
American States Water Co.	15,561	1,266,976
California Water Service Group	24,162	1,336,883
Consolidated Water Co., Ltd.#	6,268	174,000
Global Water Resources, Inc.	4,827	61,255
Middlesex Water Co.	7,373	464,573
SJW Group	13,507	796,778
York Water Co.	5,978	233,022
		4,333,487
Total Common Stocks (cost $888,929,694)		1,105,173,932
ESCROWS AND LITIGATION TRUSTS — 0.0%
Empire Resorts, Inc.#†(1) (cost $0)	1,967	0
Security Description	Shares or Principal Amount	Value
WARRANTS — 0.0%
Chemicals — 0.0%
Danimer Scientific, Inc. Expires 07/15/2025†	11,130	$ 1,025
Oil & Gas — 0.0%
Chord Energy Corp. Expires 09/01/2024†	2,303	42,632
Chord Energy Corp. Expires 09/01/2025†	1,151	17,760
Nabors Industries, Ltd. Expires 06/11/2026†	1,334	9,845
		70,237
Total Warrants (cost $0)		71,262
Total Long-Term Investment Securities (cost $888,929,694)		1,105,245,194
SHORT-TERM INVESTMENTS — 3.1%
Unaffiliated Investment Companies — 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio 5.29%(2)(3)	29,284,294	29,284,294
U.S. Government — 0.5%
United States Treasury Bills
5.11%, 11/19/2024(4)	$ 4,200,000	4,155,218
5.16%, 10/29/2024(4)	100,000	99,207
5.18%, 10/17/2024(4)	500,000	496,886
5.24%, 09/17/2024(4)	700,000	698,574
		5,449,885
Total Short-Term Investments (cost $34,732,408)		34,734,179
REPURCHASE AGREEMENTS — 1.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 08/30/2024, to be repurchased 09/03/2024 in the amount of $18,320,424 and collateralized by $18,606,600 of United States Treasury Notes, bearing interest at 3.63% due 05/15/2026 and having an approximate value of $18,683,522 (cost $18,317,168)	18,317,168	18,317,168
TOTAL INVESTMENTS (cost $941,979,270)	102.6%	1,158,296,541
Other assets less liabilities	(2.6)	(29,249,845)
NET ASSETS	100.0%	$1,129,046,696
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

(2)	The rate shown is the 7-day yield as of August 31, 2024.
(3)	At August 31, 2024, the Fund had loaned securities with a total value of $102,365,405. This was secured by collateral of $29,284,294, which was received in cash and subsequently invested in short-term investments currently valued at $29,284,294 as reported in the Portfolio of Investments. Additional collateral of $75,948,656 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2024
Federal Home Loan Bank	0.55% to 0.80%	09/26/2024 to 03/04/2026	$3,529,164
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	265,328
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	1,454,533
Government National Mtg. Assoc.	6.00%	09/20/2053	57,370
United States Treasury Bills	0.00%	09/10/2024 to 01/23/2025	1,063,059
United States Treasury Notes/Bonds	0.00% to 6.63%	09/15/2024 to 05/15/2054	69,579,202
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
CVR—Contingent Value Rights
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
219	Long	E-Mini Russell 2000 Index	September 2024	$22,668,494	$24,342,945	$1,674,451
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$90,473,963	$—	$31,531	$90,505,494
Lodging	1,399,796	—	0	1,399,796
Oil & Gas	31,762,116	—	0	31,762,116
Pharmaceuticals	31,503,181	—	465	31,503,646
Therapeutics	—	—	0	0
Other Industries	950,002,880	—	—	950,002,880
Escrows and Litigation Trusts	—	—	0	0
Warrants	71,262	—	—	71,262
Short-Term Investments:
U.S. Government	—	5,449,885	—	5,449,885
Other Short-Term Investments	29,284,294	—	—	29,284,294
Repurchase Agreements	—	18,317,168	—	18,317,168
Total Investments at Value	$1,134,497,492	$23,767,053	$31,996	$1,158,296,541
Other Financial Instruments:†
Futures Contracts	$1,674,451	$—	$—	$1,674,451
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Apparel — 1.0%
Levi Strauss & Co., Class A	23,262	$ 448,259
Steven Madden, Ltd.	36,413	1,642,226
		2,090,485
Auto Parts & Equipment — 1.3%
Douglas Dynamics, Inc.	77,223	2,149,888
Holley, Inc.†	225,613	728,730
		2,878,618
Banks — 9.5%
Associated Banc-Corp	84,291	1,928,578
BOK Financial Corp.	7,093	744,410
First Hawaiian, Inc.	39,128	951,984
Hancock Whitney Corp.	60,686	3,260,659
Renasant Corp.	55,249	1,933,715
SouthState Corp.	34,196	3,320,090
UMB Financial Corp.	61,038	6,322,926
Webster Financial Corp.	40,762	1,933,342
		20,395,704
Beverages — 1.2%
Primo Water Corp.	114,051	2,520,527
Building Materials — 6.2%
Eagle Materials, Inc.	22,957	5,917,167
Griffon Corp.	19,576	1,295,735
MDU Resources Group, Inc.	57,097	1,466,822
Simpson Manufacturing Co., Inc.	7,792	1,426,404
UFP Industries, Inc.	25,600	3,114,752
		13,220,880
Chemicals — 10.1%
Avient Corp.	129,799	6,377,025
Ecovyst, Inc.#†	161,553	1,159,950
Innospec, Inc.	62,157	7,164,216
Mativ Holdings, Inc.	127,995	2,426,785
Minerals Technologies, Inc.	14,337	1,105,383
NewMarket Corp.	4,831	2,771,883
Quaker Chemical Corp.	4,451	753,421
		21,758,663
Coal — 0.1%
Arch Resources, Inc.	818	111,600
Commercial Services — 5.8%
API Group Corp.†	54,834	1,949,349
BrightView Holdings, Inc.†	14,880	237,633
CBIZ, Inc.†	23,496	1,729,305
Custom Truck One Source, Inc.†	155,621	638,046
Ennis, Inc.	52,693	1,259,890
Euronet Worldwide, Inc.†	13,375	1,443,296
Korn Ferry	43,044	3,144,364
Matthews International Corp., Class A	21,460	543,582
Viad Corp.†	42,682	1,468,688
		12,414,153
Computers — 2.4%
Diebold Nixdorf, Inc.†	23,417	1,049,550
Kyndryl Holdings, Inc.†	82,440	1,953,004
Maximus, Inc.	22,317	2,058,966
		5,061,520
Cosmetics/Personal Care — 2.1%
Edgewell Personal Care Co.	16,572	666,526
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care (continued)
Perrigo Co. PLC	30,619	$ 891,013
Prestige Consumer Healthcare, Inc.†	39,642	2,958,879
		4,516,418
Diversified Financial Services — 1.0%
Air Lease Corp.	27,759	1,284,409
GlassBridge Enterprises, Inc.#†	292	7,300
Marex Group PLC	22,079	544,689
Westwood Holdings Group, Inc.	18,724	249,778
		2,086,176
Electric — 0.5%
Talen Energy Corp.†	7,242	1,083,476
Electrical Components & Equipment — 1.9%
Belden, Inc.	34,543	3,705,773
Novanta, Inc.†	1,835	336,319
		4,042,092
Electronics — 1.7%
Atkore, Inc.	21,107	1,969,916
Atmus Filtration Technologies, Inc.	31,871	1,142,576
Knowles Corp.†	26,563	490,087
		3,602,579
Food — 5.2%
J&J Snack Foods Corp.	43,518	7,406,328
Nomad Foods, Ltd.	145,270	2,731,076
Tootsie Roll Industries, Inc.	34,798	1,034,197
		11,171,601
Hand/Machine Tools — 3.1%
Franklin Electric Co., Inc.	64,864	6,736,775
Healthcare-Products — 2.7%
Azenta, Inc.†	24,401	1,208,338
CONMED Corp.	4,911	359,583
Enovis Corp.†	14,842	691,637
Haemonetics Corp.†	17,566	1,327,638
Patterson Cos., Inc.	61,172	1,375,758
Varex Imaging Corp.#†	69,239	864,103
		5,827,057
Healthcare-Services — 0.2%
Ardent Health Partners, Inc.†	21,895	434,178
Household Products/Wares — 6.1%
ACCO Brands Corp.	189,481	1,038,356
Central Garden & Pet Co.#†	36,118	1,425,577
Central Garden & Pet Co., Class A†	69,199	2,366,606
Helen of Troy, Ltd.†	8,190	437,182
Quanex Building Products Corp.	82,427	2,277,458
Spectrum Brands Holdings, Inc.	57,914	5,462,449
		13,007,628
Insurance — 5.9%
Abacus Life, Inc.†	36,585	373,533
CNO Financial Group, Inc.	15,364	536,511
Enstar Group, Ltd.†	8,129	2,650,054
Hanover Insurance Group, Inc.	25,244	3,710,615
ProAssurance Corp.†	39,905	534,727
Stewart Information Services Corp.	51,870	3,833,712
White Mountains Insurance Group, Ltd.	586	1,080,725
		12,719,877

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet — 0.2%
Ziff Davis, Inc.†	10,850	$ 530,239
Investment Companies — 2.2%
Compass Diversified Holdings	119,783	2,653,193
MidCap Financial Investment Corp.	69,716	971,144
New Mountain Finance Corp.	97,732	1,203,081
		4,827,418
Machinery-Diversified — 4.2%
Alamo Group, Inc.	18,030	3,342,762
Columbus McKinnon Corp.	29,633	1,013,745
CSW Industrials, Inc.	7,989	2,697,326
Gates Industrial Corp. PLC†	104,725	1,901,806
		8,955,639
Media — 0.2%
DallasNews Corp.#	14,253	59,150
Thryv Holdings, Inc.†	26,383	480,698
		539,848
Metal Fabricate/Hardware — 5.8%
Hillman Solutions Corp.†	227,377	2,262,401
Janus International Group, Inc.†	123,437	1,356,573
Mayville Engineering Co., Inc.†	61,039	1,178,663
Mueller Industries, Inc.	105,720	7,686,901
		12,484,538
Miscellaneous Manufacturing — 0.5%
Myers Industries, Inc.	66,191	1,012,060
Oil & Gas — 4.9%
Berry Corp.	88,143	545,605
Chord Energy Corp.	15,463	2,295,173
Magnolia Oil & Gas Corp., Class A#	90,418	2,315,605
Northern Oil & Gas, Inc.	41,209	1,639,294
Patterson-UTI Energy, Inc.	188,367	1,734,860
SM Energy Co.	13,773	628,462
Southwestern Energy Co.†	212,655	1,356,739
		10,515,738
Oil & Gas Services — 0.7%
Forum Energy Technologies, Inc.†	10,077	174,836
Liberty Energy, Inc.#	60,332	1,242,236
		1,417,072
Packaging & Containers — 4.0%
Berry Global Group, Inc.	27,024	1,860,873
Silgan Holdings, Inc.	81,748	4,272,968
TriMas Corp.	100,079	2,553,015
		8,686,856
Pharmaceuticals — 0.3%
Premier, Inc., Class A#	30,344	618,107
REITS — 4.1%
AGNC Investment Corp.	224,814	2,295,351
Agree Realty Corp.	21,374	1,560,516
Apollo Commercial Real Estate Finance, Inc.	46,823	495,855
Elme Communities	67,460	1,191,344
New York Mtg. Trust, Inc.	121,833	812,626
Two Harbors Investment Corp.	168,931	2,392,063
		8,747,755
Retail — 1.4%
Denny's Corp.†	185,574	1,213,654
Security Description	Shares or Principal Amount	Value

Retail (continued)
Dine Brands Global, Inc.	22,334	$ 706,201
Jack in the Box, Inc.#	21,207	1,046,778
		2,966,633
Semiconductors — 0.1%
Diodes, Inc.†	4,185	291,653
Software — 1.2%
Concentrix Corp.	5,264	396,011
E2open Parent Holdings, Inc.#†	115,854	519,026
Pagaya Technologies, Ltd., Class A†	26,213	394,768
Progress Software Corp.	16,120	937,378
Synchronoss Technologies, Inc.†	20,645	305,752
		2,552,935
Special Purpose Acquisition Company — 0.0%
Pershing Square Tontine Holdings, Ltd.†(1)	60,410	0
Transportation — 1.0%
Nordic American Tankers, Ltd.#	101,205	376,483
Werner Enterprises, Inc.	47,615	1,759,850
		2,136,333
Total Common Stocks (cost $178,175,083)		211,962,831
RIGHTS — 0.0%
Special Purpose Acquisition Company — 0.0%
Pershing Square SPARC Holdings, Ltd.†(1)(2) (cost $0)	15,102	0
Total Long-Term Investment Securities (cost $178,175,083)		211,962,831
SHORT-TERM INVESTMENTS — 1.2%
Unaffiliated Investment Companies — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24%(3)	2,698,878	2,698,878
State Street Navigator Securities Lending Government Money Market Portfolio 5.29%(3)(4)	2,320	2,320
Total Short-Term Investments (cost $2,701,198)		2,701,198
TOTAL INVESTMENTS (cost $180,876,281)	100.0%	214,664,029
Other assets less liabilities	(0.0)	(45,355)
NET ASSETS	100.0%	$214,618,674
†	Non-income producing security
#	The security or a portion thereof is out on loan.

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2024, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Rights
Pershing Square SPARC Holdings, Ltd.	07/26/2022	15,102	$0	$0	$0.00	0.0%
(3)	The rate shown is the 7-day yield as of August 31, 2024.
(4)	At August 31, 2024, the Fund had loaned securities with a total value of $7,274,441. This was secured by collateral of $2,320, which was received in cash and subsequently invested in short-term investments currently valued at $2,320 as reported in the Portfolio of Investments. Additional collateral of $7,467,854 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2024
Federal Home Loan Bank	0.55% to 0.80%	09/26/2024 to 03/04/2026	$147,270
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	11,072
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	60,697
United States Treasury Bills	0.00%	09/10/2024 to 01/23/2025	146,214
United States Treasury Notes/Bonds	0.00% to 6.63%	10/31/2024 to 05/15/2054	7,102,601
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$2,078,876	$7,300	$—	$2,086,176
Special Purpose Acquisition Company	—	—	0	0
Other Industries	209,876,655	—	—	209,876,655
Rights	—	—	0	0
Short-Term Investments	2,701,198	—	—	2,701,198
Total Investments at Value	$214,656,729	$7,300	$0	$214,664,029
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.7%
Agriculture — 1.0%
Andersons, Inc.	20,635	$ 1,051,766
Dole PLC	129,858	2,092,012
Fresh Del Monte Produce, Inc.	21,744	635,795
		3,779,573
Airlines — 0.4%
JetBlue Airways Corp.#†	19,923	101,209
SkyWest, Inc.†	19,270	1,494,196
		1,595,405
Auto Manufacturers — 0.2%
Blue Bird Corp.†	14,474	740,779
Auto Parts & Equipment — 0.8%
Dana, Inc.	47,434	535,530
Goodyear Tire & Rubber Co.†	51,068	450,420
Phinia, Inc.	32,347	1,551,362
Titan International, Inc.#†	47,475	395,466
		2,932,778
Banks — 17.6%
1st Source Corp.	4,432	272,324
Amalgamated Financial Corp.	40,102	1,322,965
Ameris Bancorp	40,442	2,492,440
Associated Banc-Corp	14,665	335,535
Bank of N.T. Butterfield & Son, Ltd.	79,638	3,046,154
BankUnited, Inc.	25,008	961,057
Banner Corp.	27,834	1,658,071
Business First Bancshares, Inc.	31,429	767,496
Byline Bancorp, Inc.	45,105	1,251,664
Capital City Bank Group, Inc.	6,192	213,748
Central Pacific Financial Corp.	18,096	497,821
CNB Financial Corp.	10,213	248,278
Community Trust Bancorp, Inc.	5,679	286,790
ConnectOne Bancorp, Inc.	71,938	1,798,450
CrossFirst Bankshares, Inc.†	11,123	193,540
Customers Bancorp, Inc.†	26,137	1,354,419
CVB Financial Corp.	16,876	310,856
Eastern Bankshares, Inc.#	123,702	2,099,223
Enterprise Financial Services Corp.	44,021	2,329,151
Equity Bancshares, Inc., Class A	30,916	1,261,064
First BanCorp/Puerto Rico	140,300	2,999,614
First Bancshares, Inc.	37,402	1,281,393
First Commonwealth Financial Corp.	17,766	305,931
First Financial Corp.	18,432	823,910
First Interstate BancSystem, Inc., Class A	8,019	248,990
First Merchants Corp.	35,057	1,367,223
First Mid Bancshares, Inc.	5,004	201,561
Glacier Bancorp, Inc.	12,319	582,689
Hancock Whitney Corp.	18,800	1,010,124
Hanmi Financial Corp.	46,188	914,984
Heartland Financial USA, Inc.	6,438	358,983
Heritage Commerce Corp.	147,849	1,505,103
Hilltop Holdings, Inc.	24,269	797,237
Home BancShares, Inc.	43,454	1,209,759
Hope Bancorp, Inc.	44,253	565,996
Independent Bank Corp.	8,696	550,544
Mercantile Bank Corp.	3,999	183,874
Merchants Bancorp	17,382	796,965
Mid Penn Bancorp, Inc.	3,980	120,236
Midland States Bancorp, Inc.	6,609	150,487
MVB Financial Corp.	2,930	61,530
National Bank Holdings Corp., Class A	6,013	263,430
Security Description	Shares or Principal Amount	Value

Banks (continued)
OFG Bancorp	58,761	$ 2,702,418
Old National Bancorp	163,561	3,246,686
Old Second Bancorp, Inc.	88,602	1,508,892
Orrstown Financial Services, Inc.	4,934	176,637
Pathward Financial, Inc.	29,488	2,029,364
Peapack-Gladstone Financial Corp.	11,885	339,436
Pinnacle Financial Partners, Inc.	10,776	1,072,966
Popular, Inc.	18,957	1,943,093
Preferred Bank	10,644	881,855
Premier Financial Corp.	27,778	696,117
QCR Holdings, Inc.	25,303	1,951,620
Seacoast Banking Corp. of Florida	8,103	221,698
Sierra Bancorp	5,886	177,345
SmartFinancial, Inc.	3,850	112,536
South Plains Financial, Inc.	11,130	388,548
Southside Bancshares, Inc.	18,591	636,370
SouthState Corp.	13,991	1,358,386
Texas Capital Bancshares, Inc.†	4,433	297,986
Towne Bank	18,379	636,832
TriCo Bancshares	18,209	827,781
UMB Financial Corp.	9,956	1,031,342
United Bankshares, Inc.	19,221	747,120
Unity Bancorp, Inc.	6,011	203,953
Veritex Holdings, Inc.	44,749	1,127,227
WesBanco, Inc.#	9,808	315,916
Wintrust Financial Corp.	15,427	1,678,458
		65,312,191
Biotechnology — 3.7%
Akero Therapeutics, Inc.†	24,971	679,211
ANI Pharmaceuticals, Inc.†	17,392	1,108,740
Aurinia Pharmaceuticals, Inc.#†	54,939	374,135
Avidity Biosciences, Inc.†	8,492	373,648
Beam Therapeutics, Inc.†	41,594	1,109,728
Biohaven, Ltd.†	1,342	52,875
Cytek Biosciences, Inc.†	73,386	421,236
Cytokinetics, Inc.†	17,167	979,892
Denali Therapeutics, Inc.†	13,530	330,673
Erasca, Inc.†	279,114	806,639
Intellia Therapeutics, Inc.†	26,865	602,851
Myriad Genetics, Inc.†	67,219	1,904,314
Prothena Corp. PLC†	20,343	453,039
Relay Therapeutics, Inc.†	92,447	627,715
Syndax Pharmaceuticals, Inc.†	42,817	879,889
Travere Therapeutics, Inc.#†	57,547	544,970
Veracyte, Inc.†	39,824	1,256,447
Verve Therapeutics, Inc.†	19,569	131,112
Vir Biotechnology, Inc.†	85,652	707,486
Zentalis Pharmaceuticals, Inc.†	63,484	220,290
		13,564,890
Building Materials — 2.8%
Boise Cascade Co.	11,898	1,613,607
Gibraltar Industries, Inc.†	1,653	115,164
Griffon Corp.	35,910	2,376,883
Masterbrand, Inc.†	9,222	147,921
Modine Manufacturing Co.†	19,997	2,430,635
Summit Materials, Inc., Class A†	31,812	1,288,386
UFP Industries, Inc.	21,133	2,571,252
		10,543,848
Chemicals — 1.2%
AdvanSix, Inc.	2,446	72,304
Avient Corp.	12,819	629,798

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Ecovyst, Inc.#†	13,480	$ 96,786
H.B. Fuller Co.	19,952	1,709,088
Innospec, Inc.	9,932	1,144,762
Perimeter Solutions SA†	22,212	260,103
Tronox Holdings PLC	42,483	591,788
		4,504,629
Coal — 0.9%
Arch Resources, Inc.	5,784	789,111
CONSOL Energy, Inc.#	4,698	480,512
Peabody Energy Corp.#	32,134	752,257
SunCoke Energy, Inc.	29,078	260,539
Warrior Met Coal, Inc.	19,614	1,202,534
		3,484,953
Commercial Services — 4.6%
ABM Industries, Inc.	49,041	2,802,693
Adtalem Global Education, Inc.†	28,473	2,155,691
API Group Corp.†	39,081	1,389,330
Barrett Business Services, Inc.	43,772	1,598,116
Ennis, Inc.	9,317	222,769
GEO Group, Inc.†	22,745	315,473
Healthcare Services Group, Inc.†	69,437	756,169
Information Services Group, Inc.	60,405	211,418
John Wiley & Sons, Inc., Class A	27,749	1,340,554
Korn Ferry	25,506	1,863,213
Laureate Education, Inc.	47,478	732,111
LiveRamp Holdings, Inc.†	49,022	1,270,650
Marqeta, Inc., Class A†	139,101	741,408
Perdoceo Education Corp.	24,184	542,689
Repay Holdings Corp.†	24,645	208,497
StoneCo., Ltd., Class A†	28,970	384,142
Stride, Inc.†	5,430	447,106
		16,982,029
Computers — 1.1%
ASGN, Inc.†	13,095	1,259,215
Integral Ad Science Holding Corp.†	24,958	290,262
OneSpan, Inc.†	46,410	748,129
Unisys Corp.†	167,885	928,404
V2X, Inc.†	14,492	820,972
		4,046,982
Cosmetics/Personal Care — 0.6%
Edgewell Personal Care Co.	40,626	1,633,978
Honest Co., Inc.†	7,648	35,716
Prestige Consumer Healthcare, Inc.†	9,235	689,300
		2,358,994
Distribution/Wholesale — 1.8%
G-III Apparel Group, Ltd.#†	5,657	149,741
Hudson Technologies, Inc.†	21,504	176,763
Resideo Technologies, Inc.†	65,525	1,320,984
Rush Enterprises, Inc., Class A	48,115	2,535,661
ScanSource, Inc.†	22,747	1,158,732
WESCO International, Inc.	7,985	1,320,559
		6,662,440
Diversified Financial Services — 4.3%
Enact Holdings, Inc.	47,360	1,683,648
Enova International, Inc.†	27,858	2,388,266
LendingClub Corp.†	66,217	804,537
Mr. Cooper Group, Inc.†	32,696	3,067,212
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Pagseguro Digital, Ltd.†	128,562	$ 1,423,181
PennyMac Financial Services, Inc.	15,879	1,714,932
Piper Sandler Cos.	732	199,616
Radian Group, Inc.	57,582	2,081,589
StoneX Group, Inc.†	6,245	517,461
Victory Capital Holdings, Inc., Class A	14,503	791,429
Virtus Investment Partners, Inc.	5,656	1,197,149
		15,869,020
Electric — 3.0%
Avista Corp.	5,257	203,130
Black Hills Corp.	17,457	1,032,058
Clearway Energy, Inc., Class A	23,764	638,539
Clearway Energy, Inc., Class C	19,247	557,393
IDACORP, Inc.	16,197	1,650,636
Northwestern Energy Group, Inc.	16,166	879,269
Portland General Electric Co.	54,081	2,601,837
TXNM Energy, Inc.	34,795	1,425,899
Unitil Corp.	34,707	2,092,832
		11,081,593
Electronics — 2.4%
Bel Fuse, Inc.	2,127	183,262
Benchmark Electronics, Inc.	34,622	1,471,781
Knowles Corp.†	208,457	3,846,032
OSI Systems, Inc.#†	3,037	455,155
Sanmina Corp.†	21,073	1,462,045
TTM Technologies, Inc.†	39,289	764,171
Turtle Beach Corp.†	10,649	166,338
Vishay Intertechnology, Inc.	34,609	697,371
		9,046,155
Energy-Alternate Sources — 0.4%
REX American Resources Corp.†	3,063	138,907
Sunrun, Inc.†	63,642	1,305,934
		1,444,841
Engineering & Construction — 1.7%
Arcosa, Inc.	25,062	2,292,922
Comfort Systems USA, Inc.	1,416	500,584
MYR Group, Inc.†	10,539	1,062,331
NV5 Global, Inc.†	3,298	317,037
Primoris Services Corp.	20,341	1,148,046
Tutor Perini Corp.†	42,574	1,020,499
		6,341,419
Entertainment — 0.4%
Cinemark Holdings, Inc.†	6,448	176,546
Light & Wonder, Inc.†	3,717	408,201
Six Flags Entertainment Corp.	7,211	315,698
United Parks & Resorts, Inc.#†	13,647	671,705
		1,572,150
Food — 0.7%
Cal-Maine Foods, Inc.	12,400	893,296
John B. Sanfilippo & Son, Inc.	2,670	253,303
Sprouts Farmers Market, Inc.†	11,823	1,230,183
Utz Brands, Inc.#	22,894	386,680
		2,763,462
Gas — 1.5%
Chesapeake Utilities Corp.	6,593	780,743
New Jersey Resources Corp.	24,221	1,121,675
Northwest Natural Holding Co.	19,291	775,884

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas (continued)
ONE Gas, Inc.#	24,149	$ 1,664,832
Southwest Gas Holdings, Inc.	8,766	637,464
Spire, Inc.	10,487	691,827
		5,672,425
Healthcare-Products — 2.2%
Adaptive Biotechnologies Corp.†	114,570	538,479
Alphatec Holdings, Inc.†	89,094	614,749
Embecta Corp.#	16,050	262,257
ICU Medical, Inc.†	13,957	2,307,511
Inari Medical, Inc.†	10,612	458,757
Inmode, Ltd.#†	102,926	1,719,893
Omnicell, Inc.†	30,664	1,363,935
OraSure Technologies, Inc.†	80,753	361,773
Varex Imaging Corp.#†	54,751	683,292
		8,310,646
Healthcare-Services — 1.1%
Addus HomeCare Corp.†	16,822	2,237,494
Oscar Health, Inc., Class A†	18,869	345,303
Pediatrix Medical Group, Inc. †	127,130	1,380,632
		3,963,429
Home Builders — 3.2%
Champion Homes, Inc.†	3,943	368,316
Century Communities, Inc.	9,088	909,436
Forestar Group, Inc.†	11,482	355,253
Green Brick Partners, Inc.†	9,060	713,747
Hovnanian Enterprises, Inc., Class A†	1,449	313,317
KB Home	20,239	1,694,207
Landsea Homes Corp.†	7,611	90,647
M/I Homes, Inc.†	10,274	1,637,367
Meritage Homes Corp.	11,827	2,342,574
Taylor Morrison Home Corp.†	34,075	2,294,270
Tri Pointe Homes, Inc.†	26,259	1,166,950
		11,886,084
Home Furnishings — 0.5%
Daktronics, Inc.†	85,092	1,229,580
Xperi, Inc.†	54,826	483,565
		1,713,145
Household Products/Wares — 0.2%
ACCO Brands Corp.	26,657	146,080
Central Garden & Pet Co., Class A†	8,075	276,165
Helen of Troy, Ltd.†	2,044	109,109
Quanex Building Products Corp.	13,330	368,308
		899,662
Insurance — 2.9%
CNO Financial Group, Inc.	56,892	1,986,669
Enstar Group, Ltd.†	218	71,068
Essent Group, Ltd.	48,928	3,145,581
Genworth Financial, Inc.,†	63,009	439,803
Hamilton Insurance Group, Ltd., Class B†	35,908	703,079
Jackson Financial, Inc., Class A	20,633	1,856,351
NMI Holdings, Inc.†	41,159	1,690,400
RLI Corp.	3,563	549,058
Selective Insurance Group, Inc.	2,382	216,714
		10,658,723
Internet — 1.0%
Beyond, Inc.#†	21,221	208,602
Security Description	Shares or Principal Amount	Value

Internet (continued)
Blade Air Mobility, Inc.†	30,517	$ 95,518
Lands' End, Inc.†	18,655	288,966
Magnite, Inc.#†	66,103	911,560
Open Lending Corp.#†	66,071	380,569
Opendoor Technologies, Inc.#†	268,298	576,841
QuinStreet, Inc.†	16,346	312,372
Shutterstock, Inc.#	2,623	94,113
Solo Brands, Inc., Class A#†	180,672	247,521
Vivid Seats, Inc., Class A#†	100,998	469,641
		3,585,703
Investment Companies — 0.3%
Cannae Holdings, Inc.#	25,469	509,889
Hut 8 Corp.#†	21,741	219,802
Riot Platforms, Inc.#†	64,592	486,378
		1,216,069
Iron/Steel — 0.9%
Carpenter Technology Corp.	3,199	463,119
Commercial Metals Co.	50,969	2,731,429
		3,194,548
Leisure Time — 0.3%
Life Time Group Holdings, Inc.†	34,316	807,112
Lindblad Expeditions Holdings, Inc.†	22,014	218,379
Peloton Interactive, Inc., Class A#†	46,266	215,600
		1,241,091
Machinery-Construction & Mining — 0.3%
Terex Corp.	17,882	1,015,161
Machinery-Diversified — 0.2%
DXP Enterprises, Inc.†	10,675	587,125
Media — 0.8%
AMC Networks, Inc., Class A†	28,962	285,276
Gray Television, Inc.	38,947	198,630
Liberty Latin America, Ltd., Class A#†	22,393	212,062
Liberty Latin America, Ltd., Class C#†	226,095	2,141,119
		2,837,087
Metal Fabricate/Hardware — 1.0%
Hillman Solutions Corp.†	92,870	924,056
Mueller Industries, Inc.	36,062	2,622,068
		3,546,124
Mining — 0.6%
Coeur Mining, Inc.†	53,835	330,547
Constellium SE†	35,101	588,644
Hecla Mining Co.	187,710	1,113,120
Uranium Energy Corp.†	63,856	333,967
		2,366,278
Miscellaneous Manufacturing — 0.1%
Enpro, Inc.	2,808	451,611
Oil & Gas — 4.4%
California Resources Corp.	3,472	182,176
Chord Energy Corp.	2,323	344,803
Civitas Resources, Inc.	14,204	871,131
CNX Resources Corp.†	10,166	281,293
CVR Energy, Inc.#	26,020	661,428
Delek US Holdings, Inc.	3,815	77,902
EQT Corp.	5,593	187,421
Gulfport Energy Corp.†	7,351	1,066,336
Helmerich & Payne, Inc.	20,302	662,454

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Magnolia Oil & Gas Corp., Class A	6,937	$ 177,657
Matador Resources Co.	26,697	1,514,254
Murphy Oil Corp.	47,545	1,772,478
Noble Corp. PLC	20,164	769,257
Ovintiv, Inc.	19,506	835,442
Par Pacific Holdings, Inc.†	7,936	178,084
Patterson-UTI Energy, Inc.	155,787	1,434,798
PBF Energy, Inc., Class A	20,194	687,808
Permian Resources Corp.	63,134	899,028
SM Energy Co.#	54,706	2,496,235
Valaris, Ltd.†	20,096	1,227,062
		16,327,047
Oil & Gas Services — 1.5%
DNOW, Inc.†	114,858	1,495,451
Expro Group Holdings NV†	25,716	510,720
Helix Energy Solutions Group, Inc.†	18,478	207,323
Liberty Energy, Inc.	100,905	2,077,634
Select Water Solutions, Inc.	105,050	1,211,227
		5,502,355
Packaging & Containers — 0.2%
Greif, Inc., Class A	9,060	566,431
O-I Glass, Inc.†	23,554	298,900
		865,331
Pharmaceuticals — 1.3%
ACELYRIN, Inc.†	117,239	560,402
Amneal Pharmaceuticals, Inc.†	123,018	1,065,336
BellRing Brands, Inc.†	15,368	859,532
Enanta Pharmaceuticals, Inc.†	26,243	338,010
Option Care Health, Inc.†	32,448	1,038,985
Pacira BioSciences, Inc.†	66,659	1,037,214
		4,899,479
Real Estate — 0.6%
Anywhere Real Estate, Inc.†	87,356	427,171
Cushman & Wakefield PLC†	95,441	1,240,733
Newmark Group, Inc., Class A	35,680	493,454
		2,161,358
REITS — 12.4%
Agree Realty Corp.	14,839	1,083,395
Alexander & Baldwin, Inc.	20,510	405,893
American Assets Trust, Inc.	20,464	557,644
American Healthcare REIT, Inc.	17,856	373,726
Apple Hospitality REIT, Inc.	63,326	914,427
Armada Hoffler Properties, Inc.	18,900	232,659
Brandywine Realty Trust	88,208	461,328
BrightSpire Capital, Inc.	107,391	638,976
Broadstone Net Lease, Inc.	103,134	1,887,352
CareTrust REIT, Inc.	24,394	728,893
Chatham Lodging Trust	11,668	99,878
City Office REIT, Inc.	21,267	125,050
Community Healthcare Trust, Inc.	9,154	171,454
COPT Defense Properties	84,785	2,525,745
DiamondRock Hospitality Co.	77,035	677,138
Dynex Capital, Inc.	16,071	202,495
Empire State Realty Trust, Inc., Class A	86,312	931,306
Equity Commonwealth†	27,023	547,756
Essential Properties Realty Trust, Inc.	55,752	1,779,046
First Industrial Realty Trust, Inc.	6,959	394,784
Independence Realty Trust, Inc.	71,223	1,480,014
Security Description	Shares or Principal Amount	Value

REITS (continued)
Innovative Industrial Properties, Inc.	9,088	$ 1,129,457
InvenTrust Properties Corp.	29,840	885,651
Kimco Realty Corp.	14,023	326,175
Kite Realty Group Trust	83,057	2,166,127
KKR Real Estate Finance Trust, Inc.	27,454	327,526
Ladder Capital Corp.	180,310	2,228,632
LXP Industrial Trust	216,959	2,247,695
Macerich Co.	77,746	1,241,604
MFA Financial, Inc.	71,614	896,607
Outfront Media, Inc.	29,842	508,806
Paramount Group, Inc.	41,843	211,307
Pebblebrook Hotel Trust	20,219	268,913
Phillips Edison & Co., Inc.	56,560	2,090,458
Piedmont Office Realty Trust, Inc., Class A	89,853	876,965
Plymouth Industrial REIT, Inc.	43,137	1,032,700
PotlatchDeltic Corp.	44,411	1,930,102
Redwood Trust, Inc.	32,319	244,655
Retail Opportunity Investments Corp.	161,423	2,468,158
RLJ Lodging Trust	85,538	812,611
Ryman Hospitality Properties, Inc.	12,901	1,341,188
Sabra Health Care REIT, Inc.	116,667	1,988,006
SITE Centers Corp.	9,373	565,660
SL Green Realty Corp.	23,730	1,581,367
Terreno Realty Corp.	6,104	421,420
TPG RE Finance Trust, Inc.	62,407	565,407
UMH Properties, Inc.	12,819	249,458
Veris Residential, Inc.	21,716	380,899
Xenia Hotels & Resorts, Inc.	61,253	872,243
		46,078,756
Retail — 3.4%
Abercrombie & Fitch Co., Class A†	6,081	897,373
Academy Sports & Outdoors, Inc.	7,285	404,172
Asbury Automotive Group, Inc.†	9,687	2,379,515
Beacon Roofing Supply, Inc.†	6,203	561,992
BlueLinx Holdings, Inc.†	5,643	567,912
Caleres, Inc.	25,604	1,078,697
El Pollo Loco Holdings, Inc.†	30,135	417,671
EVgo, Inc.#†	48,564	219,995
Genesco, Inc.†	12,865	388,394
GMS, Inc.†	5,910	512,929
Group 1 Automotive, Inc.	6,102	2,298,989
Haverty Furniture Cos., Inc.#	4,026	110,312
National Vision Holdings, Inc.†	47,184	498,263
Petco Health & Wellness Co., Inc.#†	85,370	272,330
Signet Jewelers, Ltd.#	7,330	616,453
Sweetgreen, Inc., Class A†	21,469	678,635
Urban Outfitters, Inc.†	15,956	579,522
		12,483,154
Savings & Loans — 1.6%
Axos Financial, Inc.†	9,486	658,613
Banc of California, Inc.	141,582	2,013,296
Brookline Bancorp, Inc.	22,757	232,804
Capitol Federal Financial, Inc.	58,599	352,180
HomeTrust Bancshares, Inc.	9,880	360,225
OceanFirst Financial Corp.	81,851	1,462,677
WSFS Financial Corp.	12,178	666,624
		5,746,419
Semiconductors — 0.2%
Vishay Precision Group, Inc.†	23,795	656,980

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software — 1.5%
Adeia, Inc.	69,342	$ 873,709
Consensus Cloud Solutions, Inc.†	20,860	502,517
Digi International, Inc.†	37,021	1,090,639
Evolent Health, Inc., Class A#†	43,451	1,389,563
Health Catalyst, Inc.†	61,439	441,746
ON24, Inc.†	77,459	499,611
Verint Systems, Inc.†	27,603	870,875
		5,668,660
Telecommunications — 1.3%
AST SpaceMobile, Inc.†	10,606	307,998
ATN International, Inc.	3,783	101,233
Aviat Networks, Inc.†	35,360	970,632
DigitalBridge Group, Inc.	29,791	372,089
Gogo, Inc.†	71,311	568,349
Lumen Technologies, Inc.†	129,835	681,634
NETGEAR, Inc.†	54,146	878,789
Ooma, Inc.†	27,287	283,785
Spok Holdings, Inc.	14,656	217,935
Telephone & Data Systems, Inc.	12,761	301,415
		4,683,859
Toys/Games/Hobbies — 0.2%
Funko, Inc., Class A†	53,627	561,475
Transportation — 2.1%
ArcBest Corp.	9,896	1,051,945
Costamare, Inc.	27,308	387,500
International Seaways, Inc.	23,700	1,228,371
Matson, Inc.	16,801	2,323,578
Radiant Logistics, Inc.†	55,926	356,249
Safe Bulkers, Inc.	47,837	244,447
Scorpio Tankers, Inc.	5,840	417,794
Teekay Tankers, Ltd., Class A	15,089	858,262
World Kinect Corp.	28,220	812,454
		7,680,600
Water — 0.3%
American States Water Co.	7,058	574,662
Consolidated Water Co., Ltd.#	20,413	566,665
		1,141,327
Total Long-Term Investment Securities (cost $311,376,577)		362,229,842
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio 5.29%(1)(2) (cost $592,448)	592,448	$ 592,448
REPURCHASE AGREEMENTS — 2.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 08/30/2024, to be repurchased 09/03/2024 in the amount of $7,968,354 and collateralized by $7,653,300 of United States Treasury Notes, bearing interest at 4.63% due 05/31/2031 and having an approximate value of $8,126,452 (cost $7,966,938)	$7,966,938	7,966,938
TOTAL INVESTMENTS (cost $319,935,963)	100.0%	370,789,228
Other assets less liabilities	0.0	23,310
NET ASSETS	100.0%	$370,812,538
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of August 31, 2024.
(2)	At August 31, 2024, the Fund had loaned securities with a total value of $13,434,954. This was secured by collateral of $592,448, which was received in cash and subsequently invested in short-term investments currently valued at $592,448 as reported in the Portfolio of Investments. Additional collateral of $13,107,271 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2024
Federal Home Loan Bank	0.55% to 0.80%	09/26/2024 to 03/04/2026	$864,140
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	64,967
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	356,153
United States Treasury Bills	0.00%	09/10/2024 to 01/23/2025	59,528
United States Treasury Notes/Bonds	0.00% to 6.63%	10/15/2024 to 05/15/2054	11,762,483

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
78	Long	E-Mini Russell 2000 Index	September 2024	$8,350,056	$8,670,090	$320,034
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$362,229,842	$—	$—	$362,229,842
Short-Term Investments	592,448	—	—	592,448
Repurchase Agreements	—	7,966,938	—	7,966,938
Total Investments at Value	$362,822,290	$7,966,938	$—	$370,789,228
Other Financial Instruments:†
Futures Contracts	$320,034	$—	$—	$320,034
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.5%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	53,098	$ 1,731,526
Omnicom Group, Inc.	27,551	2,766,947
		4,498,473
Aerospace/Defense — 1.8%
Boeing Co.†	81,185	14,105,082
General Dynamics Corp.	31,986	9,575,329
General Electric Co.	153,999	26,891,306
Howmet Aerospace, Inc.	54,556	5,273,383
L3Harris Technologies, Inc.	26,685	6,315,539
Lockheed Martin Corp.	30,043	17,067,428
Northrop Grumman Corp.	19,572	10,240,266
RTX Corp.	187,046	23,070,254
TransDigm Group, Inc.	7,873	10,811,282
		123,349,869
Agriculture — 0.7%
Altria Group, Inc.	241,650	12,993,520
Archer-Daniels-Midland Co.	69,562	4,242,586
Bunge Global SA	19,920	2,019,490
Philip Morris International, Inc.	218,709	26,964,633
		46,220,229
Airlines — 0.1%
American Airlines Group, Inc.#†	92,305	980,279
Delta Air Lines, Inc.	90,788	3,857,582
Southwest Airlines Co.#	84,197	2,434,977
United Airlines Holdings, Inc.†	46,259	2,037,247
		9,310,085
Apparel — 0.3%
Deckers Outdoor Corp.†	3,611	3,463,996
NIKE, Inc., Class B	170,439	14,200,978
Ralph Lauren Corp.	5,494	940,902
Tapestry, Inc.	32,326	1,324,396
		19,930,272
Auto Manufacturers — 1.7%
Cummins, Inc.	19,244	6,020,485
Ford Motor Co.	551,708	6,173,613
General Motors Co.	160,520	7,990,686
PACCAR, Inc.	73,741	7,092,409
Tesla, Inc.†	390,354	83,578,695
		110,855,888
Auto Parts & Equipment — 0.1%
Aptiv PLC†	38,276	2,737,882
BorgWarner, Inc.	32,054	1,092,080
		3,829,962
Banks — 4.2%
Bank of America Corp.	957,206	39,006,145
Bank of New York Mellon Corp.	105,209	7,177,358
Citigroup, Inc.	268,355	16,809,757
Citizens Financial Group, Inc.	64,017	2,755,932
Fifth Third Bancorp	96,238	4,108,400
Goldman Sachs Group, Inc.	45,366	23,148,002
Huntington Bancshares, Inc.	203,893	3,052,278
JPMorgan Chase & Co.	404,011	90,821,673
KeyCorp	132,650	2,263,009
M&T Bank Corp.	23,474	4,040,110
Morgan Stanley	176,054	18,240,955
Northern Trust Corp.	28,784	2,625,389
Security Description	Shares or Principal Amount	Value

Banks (continued)
PNC Financial Services Group, Inc.	55,982	$ 10,361,708
Regions Financial Corp.	128,847	3,017,597
State Street Corp.	42,383	3,691,559
Truist Financial Corp.	188,256	8,369,862
US Bancorp	219,539	10,368,827
Wells Fargo & Co.	490,484	28,678,599
		278,537,160
Beverages — 1.4%
Brown-Forman Corp., Class B#	25,185	1,148,184
Coca-Cola Co.	545,472	39,530,356
Constellation Brands, Inc., Class A	22,651	5,452,322
Keurig Dr Pepper, Inc.	146,850	5,376,178
Molson Coors Beverage Co., Class B	25,583	1,380,715
Monster Beverage Corp.†	99,790	4,703,103
PepsiCo, Inc.	193,416	33,437,758
		91,028,616
Biotechnology — 1.4%
Amgen, Inc.	75,471	25,194,484
Biogen, Inc.†	20,484	4,194,304
Bio-Rad Laboratories, Inc., Class A†	2,869	967,771
Corteva, Inc.	98,057	5,618,666
Gilead Sciences, Inc.	175,277	13,846,883
Incyte Corp.†	22,368	1,468,683
Moderna, Inc.†	46,908	3,630,679
Regeneron Pharmaceuticals, Inc.†	14,923	17,679,129
Vertex Pharmaceuticals, Inc.†	36,305	18,003,286
		90,603,885
Building Materials — 0.6%
Builders FirstSource, Inc.†	17,172	2,987,928
Carrier Global Corp.	117,889	8,579,961
Johnson Controls International PLC	94,778	6,904,577
Martin Marietta Materials, Inc.	8,672	4,632,236
Masco Corp.	30,985	2,465,167
Mohawk Industries, Inc.†	7,457	1,156,879
Trane Technologies PLC	31,845	11,517,063
Vulcan Materials Co.	18,607	4,562,622
		42,806,433
Chemicals — 1.4%
Air Products & Chemicals, Inc.	31,276	8,721,313
Albemarle Corp.#	16,534	1,492,194
Celanese Corp.	14,137	1,846,292
CF Industries Holdings, Inc.	25,715	2,136,659
Dow, Inc.	98,933	5,300,830
DuPont de Nemours, Inc.	58,822	4,955,753
Eastman Chemical Co.	16,552	1,694,428
Ecolab, Inc.	35,757	9,052,957
FMC Corp.	17,560	1,134,025
International Flavors & Fragrances, Inc.	35,924	3,735,737
Linde PLC	67,632	32,345,004
LyondellBasell Industries NV, Class A	36,191	3,572,052
Mosaic Co.	45,217	1,291,850
PPG Industries, Inc.	33,113	4,295,749
Sherwin-Williams Co.	32,818	12,121,985
		93,696,828
Commercial Services — 1.6%
Automatic Data Processing, Inc.	57,583	15,887,726
Cintas Corp.	12,133	9,768,521
Corpay, Inc.†	9,886	3,119,527
Equifax, Inc.	17,391	5,341,298

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Global Payments, Inc.	35,911	$ 3,986,480
MarketAxess Holdings, Inc.	5,331	1,292,181
Moody's Corp.	22,093	10,775,640
PayPal Holdings, Inc.†	147,167	10,659,306
Quanta Services, Inc.	20,595	5,666,302
Rollins, Inc.	39,513	1,982,762
S&P Global, Inc.	45,035	23,113,763
United Rentals, Inc.	9,369	6,944,865
Verisk Analytics, Inc.	20,072	5,476,043
		104,014,414
Computers — 8.5%
Accenture PLC, Class A	88,455	30,247,187
Apple, Inc.	2,027,892	464,387,268
Cognizant Technology Solutions Corp., Class A	69,950	5,440,011
Crowdstrike Holdings, Inc., Class A†	32,453	8,998,568
EPAM Systems, Inc.†	8,156	1,637,399
Fortinet, Inc.†	89,206	6,842,992
Gartner, Inc.†	10,921	5,372,695
Hewlett Packard Enterprise Co.	182,895	3,542,676
HP, Inc.	121,420	4,392,976
International Business Machines Corp.	129,236	26,122,473
Leidos Holdings, Inc.	19,023	3,015,336
NetApp, Inc.	29,036	3,505,226
Seagate Technology Holdings PLC	27,475	2,735,136
Super Micro Computer, Inc.#†	7,085	3,101,104
Western Digital Corp.†	45,939	3,013,139
		572,354,186
Cosmetics/Personal Care — 1.2%
Colgate-Palmolive Co.	115,427	12,292,976
Estee Lauder Cos., Inc., Class A	32,784	3,004,981
Kenvue, Inc.	269,393	5,913,176
Procter & Gamble Co.	332,044	56,958,828
		78,169,961
Distribution/Wholesale — 0.3%
Copart, Inc.†	123,092	6,518,952
Fastenal Co.	80,551	5,500,022
LKQ Corp.	37,532	1,560,956
Pool Corp.	5,393	1,896,287
WW Grainger, Inc.	6,152	6,059,228
		21,535,445
Diversified Financial Services — 3.4%
American Express Co.	79,946	20,678,033
Ameriprise Financial, Inc.	13,974	6,280,474
BlackRock, Inc.	19,652	17,722,370
Capital One Financial Corp.	53,757	7,898,516
Cboe Global Markets, Inc.	14,794	3,038,688
Charles Schwab Corp.	210,037	13,673,409
CME Group, Inc.	50,656	10,928,525
Discover Financial Services	35,257	4,890,498
Franklin Resources, Inc.	42,188	853,885
Intercontinental Exchange, Inc.	80,696	13,036,439
Invesco, Ltd.	63,287	1,081,575
Mastercard, Inc., Class A	115,505	55,828,187
Nasdaq, Inc.	58,220	4,196,498
Raymond James Financial, Inc.	26,246	3,138,234
Synchrony Financial	56,493	2,839,338
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
T. Rowe Price Group, Inc.	31,415	$ 3,331,247
Visa, Inc., Class A	221,465	61,206,282
		230,622,198
Electric — 2.3%
AES Corp.	99,983	1,712,709
Alliant Energy Corp.	36,070	2,101,799
Ameren Corp.	37,518	3,095,610
American Electric Power Co., Inc.	74,159	7,436,665
CenterPoint Energy, Inc.	90,003	2,457,082
CMS Energy Corp.	42,015	2,851,138
Consolidated Edison, Inc.	48,655	4,941,402
Constellation Energy Corp.	44,350	8,723,645
Dominion Energy, Inc.	117,927	6,592,119
DTE Energy Co.	29,114	3,639,832
Duke Energy Corp.	108,580	12,372,691
Edison International	54,131	4,711,021
Entergy Corp.	30,042	3,625,769
Evergy, Inc.	32,349	1,913,120
Eversource Energy	49,558	3,346,652
Exelon Corp.	140,692	5,358,958
FirstEnergy Corp.	72,871	3,200,494
NextEra Energy, Inc.	289,050	23,271,415
NRG Energy, Inc.	29,330	2,493,343
PG&E Corp.	300,656	5,922,923
Pinnacle West Capital Corp.	15,977	1,398,307
PPL Corp.	103,791	3,311,971
Public Service Enterprise Group, Inc.	70,074	5,658,476
Sempra	89,035	7,316,896
Southern Co.	153,832	13,291,085
Vistra Corp.	45,951	3,925,594
WEC Energy Group, Inc.	44,433	4,133,602
Xcel Energy, Inc.	78,172	4,786,472
		153,590,790
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	32,565	5,570,243
Eaton Corp. PLC	56,248	17,264,199
Emerson Electric Co.	80,488	8,482,630
Generac Holdings, Inc.†	8,528	1,334,888
		32,651,960
Electronics — 0.9%
Allegion PLC	12,301	1,707,871
Amphenol Corp., Class A	168,996	11,398,780
Fortive Corp.	49,527	3,684,809
Garmin, Ltd.	21,619	3,962,547
Honeywell International, Inc.	91,614	19,047,467
Hubbell, Inc.	7,553	3,020,596
Jabil, Inc.	16,966	1,854,044
Keysight Technologies, Inc.†	24,557	3,784,725
Mettler-Toledo International, Inc.†	3,005	4,324,435
TE Connectivity, Ltd.	43,083	6,617,549
Trimble, Inc.†	34,357	1,947,698
		61,350,521
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	19,143	2,317,069
First Solar, Inc.†	15,060	3,424,192
		5,741,261
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	17,616	2,657,902

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment — 0.0%
Caesars Entertainment, Inc.#†	30,446	$ 1,145,987
Live Nation Entertainment, Inc.†	20,040	1,957,307
		3,103,294
Environmental Control — 0.3%
Pentair PLC	23,357	2,071,532
Republic Services, Inc.	28,800	5,996,448
Veralto Corp.	30,908	3,474,987
Waste Management, Inc.	51,349	10,888,042
		22,431,009
Food — 0.8%
Campbell Soup Co.	27,680	1,376,250
Conagra Brands, Inc.	67,259	2,098,481
General Mills, Inc.	79,426	5,741,706
Hershey Co.	20,768	4,009,470
Hormel Foods Corp.	40,839	1,329,309
J.M. Smucker Co.	14,937	1,712,975
Kellanova	37,037	2,985,553
Kraft Heinz Co.	111,045	3,934,324
Kroger Co.	94,175	5,011,052
Lamb Weston Holdings, Inc.	20,314	1,257,843
McCormick & Co., Inc.	35,417	2,834,422
Mondelez International, Inc., Class A	188,714	13,551,552
Sysco Corp.	70,060	5,462,578
Tyson Foods, Inc., Class A	40,239	2,587,770
		53,893,285
Forest Products & Paper — 0.0%
International Paper Co.#	48,865	2,366,043
Gas — 0.1%
Atmos Energy Corp.	21,226	2,775,087
NiSource, Inc.	63,072	2,085,161
		4,860,248
Hand/Machine Tools — 0.1%
Snap-on, Inc.	7,417	2,104,500
Stanley Black & Decker, Inc.	21,648	2,215,889
		4,320,389
Healthcare-Products — 3.3%
Abbott Laboratories	244,747	27,722,493
Agilent Technologies, Inc.	41,229	5,892,449
Align Technology, Inc.†	9,849	2,336,380
Baxter International, Inc.	71,691	2,719,956
Bio-Techne Corp.	22,170	1,640,358
Boston Scientific Corp.†	206,837	16,917,198
Cooper Cos., Inc.†	27,963	2,956,528
Danaher Corp.	92,744	24,976,887
Edwards Lifesciences Corp.†	84,779	5,931,139
GE HealthCare Technologies, Inc.	59,724	5,065,790
Hologic, Inc.†	32,833	2,667,353
IDEXX Laboratories, Inc.†	11,619	5,592,573
Insulet Corp.†	9,853	1,997,893
Intuitive Surgical, Inc.†	49,903	24,583,715
Medtronic PLC	186,810	16,547,630
ResMed, Inc.	20,667	5,063,828
Revvity, Inc.	17,360	2,127,294
Solventum Corp.†	19,438	1,246,170
STERIS PLC	13,902	3,351,772
Stryker Corp.	47,700	17,192,034
Teleflex, Inc.	6,627	1,624,742
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Thermo Fisher Scientific, Inc.	53,704	$ 33,031,719
Waters Corp.†	8,345	2,890,291
West Pharmaceutical Services, Inc.	10,249	3,214,394
Zimmer Biomet Holdings, Inc.	28,944	3,341,874
		220,632,460
Healthcare-Services — 2.1%
Catalent, Inc.†	25,462	1,552,164
Centene Corp.†	75,080	5,918,556
Charles River Laboratories International, Inc.†	7,247	1,433,094
DaVita, Inc.†	7,279	1,098,547
Elevance Health, Inc.	32,698	18,209,189
HCA Healthcare, Inc.	27,268	10,786,948
Humana, Inc.	16,953	6,009,330
IQVIA Holdings, Inc.†	25,633	6,447,981
Labcorp Holdings, Inc.	11,859	2,726,265
Molina Healthcare, Inc.†	8,244	2,883,669
Quest Diagnostics, Inc.	15,629	2,453,284
UnitedHealth Group, Inc.	129,488	76,423,818
Universal Health Services, Inc., Class B	8,396	1,997,996
		137,940,841
Home Builders — 0.3%
D.R. Horton, Inc.	41,698	7,870,914
Lennar Corp., Class A	34,450	6,271,967
NVR, Inc.†	450	4,127,607
PulteGroup, Inc.	29,592	3,895,787
		22,166,275
Household Products/Wares — 0.2%
Avery Dennison Corp.	11,332	2,514,004
Church & Dwight Co., Inc.	34,402	3,504,876
Clorox Co.	17,472	2,765,992
Kimberly-Clark Corp.	47,371	6,852,689
		15,637,561
Insurance — 4.0%
Aflac, Inc.	72,747	8,028,359
Allstate Corp.	37,130	7,015,342
American International Group, Inc.(1)	93,370	7,194,159
Aon PLC, Class A	30,590	10,514,395
Arch Capital Group, Ltd.†	52,613	5,950,004
Arthur J. Gallagher & Co.	30,741	8,993,894
Assurant, Inc.	7,314	1,436,104
Berkshire Hathaway, Inc., Class B†	254,698	121,215,872
Brown & Brown, Inc.	33,309	3,501,775
Chubb, Ltd.	57,129	16,234,919
Cincinnati Financial Corp.	22,026	3,018,223
Everest Group, Ltd.	6,114	2,398,155
Globe Life, Inc.	11,813	1,240,956
Hartford Financial Services Group, Inc.	41,609	4,830,805
Loews Corp.	25,542	2,092,912
Marsh & McLennan Cos., Inc.	69,320	15,770,993
MetLife, Inc.	84,039	6,511,342
Principal Financial Group, Inc.	30,337	2,470,039
Progressive Corp.	82,401	20,781,532
Prudential Financial, Inc.	50,508	6,119,549
Travelers Cos., Inc.	32,216	7,347,503
W.R. Berkley Corp.	42,622	2,544,533
Willis Towers Watson PLC	14,384	4,201,710
		269,413,075
Internet — 11.5%
Airbnb, Inc., Class A†	62,113	7,286,476

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Alphabet, Inc., Class A	826,405	$ 135,018,049
Alphabet, Inc., Class C	687,515	113,515,602
Amazon.com, Inc.†	1,288,402	229,979,757
Booking Holdings, Inc.	4,774	18,662,664
Cars.com, Inc.†	1	18
CDW Corp.	18,908	4,266,401
eBay, Inc.	71,188	4,207,211
Etsy, Inc.†	16,451	906,286
Expedia Group, Inc.†	17,860	2,484,147
F5, Inc.†	8,245	1,674,972
Gen Digital, Inc.	77,520	2,051,179
GoDaddy, Inc., Class A†	19,829	3,319,573
Match Group, Inc.†	37,377	1,390,798
Meta Platforms, Inc., Class A	308,311	160,725,607
Netflix, Inc.†	60,622	42,517,240
Palo Alto Networks, Inc.†	45,457	16,488,163
Uber Technologies, Inc.†	293,972	21,498,172
VeriSign, Inc.†	12,191	2,241,925
		768,234,240
Iron/Steel — 0.1%
Nucor Corp.	33,732	5,124,228
Steel Dynamics, Inc.	20,780	2,483,418
		7,607,646
Leisure Time — 0.1%
Carnival Corp.†	142,107	2,344,766
Norwegian Cruise Line Holdings, Ltd.†	60,361	1,079,858
Royal Caribbean Cruises, Ltd.†	33,310	5,483,492
		8,908,116
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	35,178	7,726,496
Las Vegas Sands Corp.	51,361	2,002,565
Marriott International, Inc., Class A	33,755	7,921,961
MGM Resorts International†	35,304	1,327,077
Wynn Resorts, Ltd.	13,285	1,021,351
		19,999,450
Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	68,804	24,501,104
GE Vernova, Inc.†	38,561	7,750,761
		32,251,865
Machinery-Diversified — 0.7%
Deere & Co.	36,421	14,049,037
Dover Corp.	19,335	3,596,890
IDEX Corp.	10,649	2,198,805
Ingersoll Rand, Inc.	56,758	5,190,519
Nordson Corp.	7,644	1,961,145
Otis Worldwide Corp.	56,883	5,386,251
Rockwell Automation, Inc.	16,039	4,363,089
Westinghouse Air Brake Technologies Corp.	24,815	4,207,880
Xylem, Inc.	34,109	4,691,011
		45,644,627
Media — 0.9%
Charter Communications, Inc., Class A†	13,780	4,789,101
Comcast Corp., Class A	550,681	21,790,447
FactSet Research Systems, Inc.	5,362	2,267,268
Fox Corp., Class A	32,520	1,345,352
Fox Corp., Class B	18,560	713,261
News Corp., Class A	53,350	1,511,406
Security Description	Shares or Principal Amount	Value

Media (continued)
News Corp., Class B	16,096	$ 473,705
Paramount Global, Class B	69,551	728,199
Walt Disney Co.	256,481	23,180,753
Warner Bros. Discovery, Inc.†	313,705	2,459,447
		59,258,939
Mining — 0.3%
Freeport-McMoRan, Inc.	202,099	8,948,944
Newmont Corp.	162,234	8,661,673
		17,610,617
Miscellaneous Manufacturing — 0.6%
3M Co.	77,852	10,485,886
A.O. Smith Corp.	16,993	1,422,654
Axon Enterprise, Inc.†	9,981	3,642,766
Illinois Tool Works, Inc.	38,203	9,672,235
Parker-Hannifin Corp.	18,085	10,854,617
Teledyne Technologies, Inc.†	6,672	2,887,642
Textron, Inc.	26,830	2,446,896
		41,412,696
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	7,235	2,498,824
Oil & Gas — 2.9%
APA Corp.	50,655	1,443,161
Chevron Corp.	241,135	35,675,923
ConocoPhillips	164,540	18,723,007
Coterra Energy, Inc.	104,706	2,547,497
Devon Energy Corp.	88,915	3,981,614
Diamondback Energy, Inc.	25,090	4,895,310
EOG Resources, Inc.	80,855	10,415,741
EQT Corp.	83,506	2,798,286
Exxon Mobil Corp.	631,119	74,434,175
Hess Corp.	38,884	5,368,325
Marathon Oil Corp.	79,354	2,273,492
Marathon Petroleum Corp.	49,569	8,779,661
Occidental Petroleum Corp.	94,730	5,397,715
Phillips 66	59,645	8,368,790
Valero Energy Corp.	46,005	6,750,314
		191,853,011
Oil & Gas Services — 0.3%
Baker Hughes Co.	140,407	4,938,114
Halliburton Co.	124,552	3,872,322
Schlumberger NV	201,092	8,846,037
		17,656,473
Packaging & Containers — 0.2%
Amcor PLC	203,343	2,326,244
Ball Corp.	43,666	2,786,327
Packaging Corp. of America	12,542	2,628,051
Smurfit WestRock PLC	73,052	3,464,126
		11,204,748
Pharmaceuticals — 5.4%
AbbVie, Inc.	248,438	48,770,864
Becton Dickinson & Co.	40,660	9,856,391
Bristol-Myers Squibb Co.	285,191	14,245,290
Cardinal Health, Inc.	34,267	3,862,576
Cencora, Inc.	23,291	5,579,825
Cigna Group	39,966	14,460,099
CVS Health Corp.	176,617	10,109,557
Dexcom, Inc.†	55,950	3,879,573
Eli Lilly & Co.	112,317	107,826,566

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Henry Schein, Inc.†	18,016	$ 1,271,029
Johnson & Johnson	338,592	56,158,869
McKesson Corp.	18,287	10,260,470
Merck & Co., Inc.	356,337	42,208,118
Pfizer, Inc.	797,225	23,127,497
Viatris, Inc.	167,515	2,023,581
Zoetis, Inc.	64,196	11,779,324
		365,419,629
Pipelines — 0.4%
Kinder Morgan, Inc.	271,651	5,859,512
ONEOK, Inc.	82,112	7,583,864
Targa Resources Corp.	31,193	4,582,252
Williams Cos., Inc.	171,465	7,847,953
		25,873,581
Private Equity — 0.4%
Blackstone, Inc.	100,543	14,313,301
KKR & Co., Inc.	93,635	11,589,204
		25,902,505
Real Estate — 0.1%
CBRE Group, Inc., Class A†	42,432	4,885,620
CoStar Group, Inc.†	57,449	4,440,808
		9,326,428
REITS — 2.2%
Alexandria Real Estate Equities, Inc.	22,144	2,647,758
American Tower Corp.	65,698	14,720,294
AvalonBay Communities, Inc.	19,977	4,509,408
BXP, Inc.	20,329	1,529,147
Camden Property Trust	14,988	1,876,497
Crown Castle, Inc.	61,133	6,848,119
Digital Realty Trust, Inc.	45,654	6,921,603
Equinix, Inc.	13,352	11,140,375
Equity Residential	48,518	3,633,028
Essex Property Trust, Inc.	9,033	2,726,069
Extra Space Storage, Inc.	29,788	5,272,476
Federal Realty Investment Trust	10,504	1,207,960
Healthpeak Properties, Inc.	99,014	2,206,032
Host Hotels & Resorts, Inc.	99,191	1,755,681
Invitation Homes, Inc.	81,006	2,984,261
Iron Mountain, Inc.	41,241	4,670,956
Kimco Realty Corp.	93,892	2,183,928
Mid-America Apartment Communities, Inc.	16,436	2,668,713
Prologis, Inc.	130,256	16,649,322
Public Storage	22,251	7,648,114
Realty Income Corp.	122,508	7,608,972
Regency Centers Corp.	23,137	1,681,828
SBA Communications Corp.	15,115	3,425,966
Simon Property Group, Inc.	45,856	7,674,001
UDR, Inc.	42,623	1,897,150
Ventas, Inc.	56,948	3,537,040
VICI Properties, Inc.	146,764	4,913,659
Welltower, Inc.	84,119	10,151,481
Weyerhaeuser Co.	102,565	3,127,207
		147,817,045
Retail — 4.7%
AutoZone, Inc.†	2,434	7,743,722
Bath & Body Works, Inc.	31,467	967,925
Best Buy Co., Inc.	27,091	2,719,936
CarMax, Inc.†	22,143	1,872,191
Security Description	Shares or Principal Amount	Value

Retail (continued)
Chipotle Mexican Grill, Inc.†	193,208	$ 10,835,105
Costco Wholesale Corp.	62,396	55,680,943
Darden Restaurants, Inc.	16,792	2,655,655
Dollar General Corp.	30,905	2,564,188
Dollar Tree, Inc.†	29,154	2,463,221
Domino's Pizza, Inc.	4,907	2,032,528
Genuine Parts Co.	19,598	2,807,610
Home Depot, Inc.	139,427	51,378,850
Lowe's Cos., Inc.	80,500	20,004,250
Lululemon Athletica, Inc.†	16,120	4,182,656
McDonald's Corp.	101,392	29,267,815
O'Reilly Automotive, Inc.†	8,286	9,362,931
Ross Stores, Inc.	47,175	7,105,027
Starbucks Corp.	159,359	15,070,581
Target Corp.	65,087	9,998,665
TJX Cos., Inc.	159,330	18,684,629
Tractor Supply Co.	15,168	4,058,198
Ulta Beauty, Inc.†	6,743	2,379,200
Walgreens Boots Alliance, Inc.#	100,741	931,854
Walmart, Inc.	600,978	46,413,531
Yum! Brands, Inc.	39,622	5,345,800
		316,527,011
Semiconductors — 10.9%
Advanced Micro Devices, Inc.†	227,398	33,782,247
Analog Devices, Inc.	69,768	16,384,317
Applied Materials, Inc.	116,897	23,059,102
Broadcom, Inc.	612,857	99,785,377
Intel Corp.	598,912	13,200,020
KLA Corp.	18,943	15,522,463
Lam Research Corp.	18,394	15,101,658
Microchip Technology, Inc.	76,026	6,246,296
Micron Technology, Inc.	155,794	14,993,615
Monolithic Power Systems, Inc.	6,847	6,399,754
NVIDIA Corp.	3,460,708	413,104,714
NXP Semiconductors NV	35,972	9,221,782
ON Semiconductor Corp.†	60,528	4,713,315
Qorvo, Inc.†	13,583	1,574,134
QUALCOMM, Inc.	157,290	27,572,937
Skyworks Solutions, Inc.	22,573	2,473,775
Teradyne, Inc.	21,963	3,003,001
Texas Instruments, Inc.	128,094	27,455,668
		733,594,175
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	5,547	1,568,525
Software — 10.3%
Adobe, Inc.†	63,029	36,204,488
Akamai Technologies, Inc.†	21,429	2,182,329
ANSYS, Inc.†	12,283	3,948,002
Autodesk, Inc.†	30,095	7,776,548
Broadridge Financial Solutions, Inc.	16,626	3,539,010
Cadence Design Systems, Inc.†	38,286	10,296,254
Dayforce, Inc.#†	22,215	1,270,032
Electronic Arts, Inc.	34,228	5,196,495
Fair Isaac Corp.†	3,477	6,016,149
Fidelity National Information Services, Inc.	78,258	6,452,372
Fiserv, Inc.†	82,317	14,372,548
Intuit, Inc.	39,390	24,825,942
Jack Henry & Associates, Inc.	10,256	1,774,596
Microsoft Corp.	1,045,641	436,178,687
MSCI, Inc.	11,146	6,471,256
Oracle Corp.	224,277	31,688,097

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Paychex, Inc.	45,072	$ 5,913,446
Paycom Software, Inc.	6,763	1,100,881
PTC, Inc.†	16,847	3,017,129
Roper Technologies, Inc.	15,060	8,349,415
Salesforce, Inc.	136,643	34,557,015
ServiceNow, Inc.†	28,841	24,659,055
Synopsys, Inc.†	21,461	11,150,706
Take-Two Interactive Software, Inc.†	22,340	3,612,601
Tyler Technologies, Inc.†	5,972	3,510,760
		694,063,813
Telecommunications — 1.7%
Arista Networks, Inc.†	35,710	12,619,200
AT&T, Inc.	1,008,761	20,074,344
Cisco Systems, Inc.	569,674	28,791,324
Corning, Inc.	108,465	4,539,260
Juniper Networks, Inc.	45,722	1,777,671
Motorola Solutions, Inc.	23,465	10,372,469
T-Mobile US, Inc.	72,541	14,415,348
Verizon Communications, Inc.	592,194	24,741,865
		117,331,481
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	18,411	1,254,894
Transportation — 1.1%
C.H. Robinson Worldwide, Inc.	16,474	1,705,224
CSX Corp.	275,036	9,425,484
Expeditors International of Washington, Inc.	19,872	2,452,404
FedEx Corp.	31,851	9,516,123
JB Hunt Transport Services, Inc.	11,470	1,986,604
Norfolk Southern Corp.	31,783	8,141,533
Old Dominion Freight Line, Inc.	25,068	4,833,110
Union Pacific Corp.	85,837	21,981,997
United Parcel Service, Inc., Class B	102,618	13,191,544
		73,234,023
Water — 0.1%
American Water Works Co., Inc.	27,410	3,922,919
Total Long-Term Investment Securities (cost $2,046,384,353)		6,674,098,099
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 5.29%(2)(3)	802,885	802,885
Security Description	Shares or Principal Amount	Value

U.S. Government — 0.1%
United States Treasury Bills
5.11%, 10/10/2024	$ 150,000	$ 149,208
5.18%, 10/17/2024(4)	800,000	795,018
5.20%, 10/17/2024	2,500,000	2,484,432
5.22%, 10/08/2024(4)	550,000	547,260
		3,975,918
Total Short-Term Investments (cost $4,777,213)		4,778,803
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 08/30/2024, to be repurchased 09/03/2024 in the amount of $24,498,997 and collateralized by $23,530,100 of United States Treasury Notes, bearing interest at 4.63% due 05/31/2031 and having an approximate value of $24,984,542 (cost $24,494,642)	24,494,642	24,494,642
TOTAL INVESTMENTS (cost $2,075,656,208)	99.9%	6,703,371,544
Other assets less liabilities	0.1	3,376,195
NET ASSETS	100.0%	$6,706,747,739
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Security represents an investment in an affiliated company (see Note 3)
(2)	The rate shown is the 7-day yield as of August 31, 2024.
(3)	At August 31, 2024, the Fund had loaned securities with a total value of $8,828,439. This was secured by collateral of $802,885, which was received in cash and subsequently invested in short-term investments currently valued at $802,885 as reported in the Portfolio of Investments. Additional collateral of $8,338,067 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2024
Federal Home Loan Bank	0.55% to 0.80%	09/26/2024 to 03/04/2026	$25,764
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	1,937
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	10,619
United States Treasury Bills	0.00%	09/10/2024 to 01/23/2025	262,823
United States Treasury Notes/Bonds	0.00% to 6.63%	09/15/2024 to 05/15/2054	8,036,924
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
124	Long	S&P 500 E-Mini Index	September 2024	$33,958,828	$35,098,200	$1,139,372
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$6,674,098,099	$—	$—	$6,674,098,099
Short-Term Investments:
U.S. Government	—	3,975,918	—	3,975,918
Other Short-Term Investments	802,885	—	—	802,885
Repurchase Agreements	—	24,494,642	—	24,494,642
Total Investments at Value	$6,674,900,984	$28,470,560	$—	$6,703,371,544
Other Financial Instruments:†
Futures Contracts	$1,139,372	$—	$—	$1,139,372
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	3,962	$ 129,201
Omnicom Group, Inc.	3,298	331,218
		460,419
Aerospace/Defense — 1.0%
Curtiss-Wright Corp.	1,760	555,914
General Dynamics Corp.	2,330	697,509
General Electric Co.	7,966	1,391,023
HEICO Corp., Class A	554	110,850
Howmet Aerospace, Inc.	3,884	375,427
L3Harris Technologies, Inc.	833	197,146
Lockheed Martin Corp.	1,156	656,724
Northrop Grumman Corp.	502	262,651
RTX Corp.	10,171	1,254,491
TransDigm Group, Inc.	398	546,538
		6,048,273
Agriculture — 0.6%
Altria Group, Inc.	8,229	442,474
Archer-Daniels-Midland Co.	7,017	427,967
Bunge Global SA	4,727	479,223
Darling Ingredients, Inc.†	6,784	283,096
Philip Morris International, Inc.	13,672	1,685,621
		3,318,381
Airlines — 0.0%
American Airlines Group, Inc.#†	12,168	129,224
Apparel — 0.6%
Capri Holdings, Ltd.†	6,871	245,432
Carter's, Inc.	4,707	310,191
Columbia Sportswear Co.#	3,330	268,831
Deckers Outdoor Corp.†	307	294,502
NIKE, Inc., Class B	8,297	691,306
PVH Corp.	2,866	282,846
Skechers USA, Inc., Class A†	6,356	435,259
Tapestry, Inc.	13,262	543,344
Under Armour, Inc., Class A†	29,725	228,585
Under Armour, Inc., Class C#†	42,048	313,678
		3,613,974
Auto Manufacturers — 0.8%
Cummins, Inc.	1,888	590,661
Ford Motor Co.	11,406	127,633
General Motors Co.	1,474	73,376
PACCAR, Inc.	5,019	482,727
Tesla, Inc.†	18,014	3,856,978
		5,131,375
Auto Parts & Equipment — 0.3%
Allison Transmission Holdings, Inc.	8,944	829,556
Aptiv PLC†	1,947	139,269
BorgWarner, Inc.	13,859	472,176
Gentex Corp.	6,242	195,562
Lear Corp.	2,653	309,472
		1,946,035
Banks — 3.2%
Bank of America Corp.	58,596	2,387,787
Bank of New York Mellon Corp.	13,957	952,147
Bank OZK	2,185	94,720
Citigroup, Inc.	18,413	1,153,390
Citizens Financial Group, Inc.	6,181	266,092
Comerica, Inc.	2,040	116,504
Security Description	Shares or Principal Amount	Value

Banks (continued)
Fifth Third Bancorp	2,619	$ 111,805
First Horizon Corp.	11,556	191,714
FNB Corp.	14,502	217,240
Huntington Bancshares, Inc.	9,786	146,496
JPMorgan Chase & Co.	33,268	7,478,646
M&T Bank Corp.	1,071	184,330
Morgan Stanley	9,534	987,818
Northern Trust Corp.	1,424	129,883
NU Holdings, Ltd., Class A†	13,730	205,538
PNC Financial Services Group, Inc.	2,364	437,553
Popular, Inc.	4,858	497,945
Regions Financial Corp.	7,101	166,305
State Street Corp.	6,523	568,153
Synovus Financial Corp.#	2,105	97,083
US Bancorp	3,492	164,927
Wells Fargo & Co.	31,866	1,863,205
Western Alliance Bancorp	3,033	247,736
Wintrust Financial Corp.	2,165	235,552
Zions Bancorp NA	3,819	189,270
		19,091,839
Beverages — 1.0%
Boston Beer Co., Inc., Class A†	792	215,202
Coca-Cola Co.	26,225	1,900,526
Constellation Brands, Inc., Class A	1,134	272,965
Keurig Dr Pepper, Inc.	4,420	161,816
Molson Coors Beverage Co., Class B	16,217	875,232
Monster Beverage Corp.†	5,188	244,510
PepsiCo, Inc.	12,983	2,244,501
		5,914,752
Biotechnology — 1.5%
Amgen, Inc.	4,034	1,346,670
Biogen, Inc.†	2,582	528,690
Exelixis, Inc.†	17,733	461,590
Gilead Sciences, Inc.	17,320	1,368,280
Incyte Corp.†	10,830	711,098
Regeneron Pharmaceuticals, Inc.†	1,336	1,582,746
Royalty Pharma PLC, Class A	8,270	240,078
United Therapeutics Corp.†	2,669	970,315
Vertex Pharmaceuticals, Inc.†	3,784	1,876,448
		9,085,915
Building Materials — 1.1%
Builders FirstSource, Inc.†	9,166	1,594,884
Carrier Global Corp.	3,367	245,050
Eagle Materials, Inc.	536	138,154
Johnson Controls International PLC	3,631	264,518
Lennox International, Inc.	1,298	766,067
Martin Marietta Materials, Inc.	470	251,055
Masco Corp.	10,220	813,103
MDU Resources Group, Inc.	9,240	237,376
Mohawk Industries, Inc.†	1,520	235,813
Owens Corning	6,734	1,136,228
Trane Technologies PLC	1,725	623,863
Trex Co., Inc.†	3,023	192,686
Vulcan Materials Co.	1,198	293,762
		6,792,559
Chemicals — 1.0%
Axalta Coating Systems, Ltd.†	3,736	136,364
Celanese Corp.	1,819	237,561
CF Industries Holdings, Inc.	4,102	340,835
Dow, Inc.	6,527	349,717

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Eastman Chemical Co.	841	$ 86,093
Ecolab, Inc.	1,574	398,505
Linde PLC	2,934	1,403,185
LyondellBasell Industries NV, Class A	1,741	171,837
Mosaic Co.	8,152	232,903
NewMarket Corp.	493	282,868
Olin Corp.	8,434	368,313
PPG Industries, Inc.	1,605	208,217
RPM International, Inc.	4,587	533,239
Sherwin-Williams Co.	2,760	1,019,461
Westlake Corp.	3,177	462,063
		6,231,161
Commercial Services — 1.9%
ADT, Inc.	62,538	455,902
Automatic Data Processing, Inc.	2,247	619,970
Booz Allen Hamilton Holding Corp.	1,961	311,368
Cintas Corp.	1,542	1,241,495
Clarivate PLC#†	44,503	305,291
Corpay, Inc.†	1,500	473,325
Dun & Bradstreet Holdings, Inc.	16,643	199,716
Euronet Worldwide, Inc.†	816	88,054
Grand Canyon Education, Inc.†	5,949	862,664
GXO Logistics, Inc.†	5,582	279,379
H&R Block, Inc.	14,763	934,645
ManpowerGroup, Inc.	5,400	399,168
Moody's Corp.	2,667	1,300,803
PayPal Holdings, Inc.†	1,460	105,748
Quanta Services, Inc.	1,592	438,007
Robert Half, Inc.	9,700	607,899
Rollins, Inc.	14,870	746,177
S&P Global, Inc.	1,573	807,326
Service Corp. International#	2,542	198,962
United Rentals, Inc.	336	249,063
Valvoline, Inc.†	3,598	151,836
Verisk Analytics, Inc.	1,221	333,113
WEX, Inc.†	637	121,680
		11,231,591
Computers — 8.9%
Accenture PLC, Class A	8,540	2,920,253
Amdocs, Ltd.	11,407	992,067
Apple, Inc.	165,123	37,813,167
CACI International, Inc., Class A†	1,677	818,577
Cognizant Technology Solutions Corp., Class A	16,965	1,319,368
Crane NXT Co.#	3,656	214,790
Crowdstrike Holdings, Inc., Class A†	783	217,110
DXC Technology Co.#†	55,463	1,146,420
EPAM Systems, Inc.†	1,610	323,224
Fortinet, Inc.†	10,754	824,939
Gartner, Inc.†	2,401	1,181,196
Genpact, Ltd.	16,351	641,450
Hewlett Packard Enterprise Co.	33,558	650,018
HP, Inc.	17,377	628,700
International Business Machines Corp.	10,598	2,142,174
Leidos Holdings, Inc.	3,080	488,211
NetApp, Inc.	5,214	629,434
Pure Storage, Inc., Class A†	10,699	548,752
Science Applications International Corp.	4,784	624,742
		54,124,592
Cosmetics/Personal Care — 1.2%
Colgate-Palmolive Co.	16,341	1,740,317
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care (continued)
Coty, Inc., Class A†	19,885	$ 186,521
Estee Lauder Cos., Inc., Class A	2,796	256,281
Perrigo Co. PLC	21,040	612,264
Procter & Gamble Co.	26,500	4,545,810
		7,341,193
Distribution/Wholesale — 0.9%
Copart, Inc.†	5,695	301,607
Core & Main, Inc., Class A†	6,142	295,000
Fastenal Co.	16,819	1,148,401
LKQ Corp.	18,871	784,845
Pool Corp.	1,043	366,740
Watsco, Inc.	1,289	612,816
WESCO International, Inc.	3,131	517,805
WW Grainger, Inc.	1,339	1,318,808
		5,346,022
Diversified Financial Services — 4.1%
Affiliated Managers Group, Inc.	2,141	372,170
Ally Financial, Inc.	18,759	810,201
American Express Co.	4,554	1,177,892
Ameriprise Financial, Inc.	2,740	1,231,466
Apollo Global Management, Inc.	2,927	338,742
Ares Management Corp., Class A	2,488	364,243
BlackRock, Inc.	971	875,658
Capital One Financial Corp.	7,470	1,097,567
Cboe Global Markets, Inc.	1,639	336,651
Charles Schwab Corp.	5,116	333,052
CME Group, Inc.	2,537	547,332
Coinbase Global, Inc., Class A†	745	136,603
Discover Financial Services	4,724	655,266
Evercore, Inc., Class A	1,932	474,770
Franklin Resources, Inc.	14,931	302,203
Interactive Brokers Group, Inc., Class A	1,068	137,655
Intercontinental Exchange, Inc.	3,483	562,679
Janus Henderson Group PLC	9,194	345,786
Jefferies Financial Group, Inc.	7,116	426,604
Lazard, Inc.	2,181	109,290
LPL Financial Holdings, Inc.	3,416	766,345
Mastercard, Inc., Class A	8,392	4,056,189
Nasdaq, Inc.	3,340	240,747
OneMain Holdings, Inc.#	15,992	790,165
Raymond James Financial, Inc.	3,407	407,375
SEI Investments Co.	4,843	327,532
SLM Corp.	16,570	365,534
Stifel Financial Corp.	6,060	534,128
Synchrony Financial	16,220	815,217
T. Rowe Price Group, Inc.	2,556	271,038
Tradeweb Markets, Inc., Class A	2,357	278,692
Virtu Financial, Inc., Class A	13,605	417,810
Visa, Inc., Class A	14,757	4,078,392
Voya Financial, Inc.	9,061	641,791
Western Union Co.	29,124	355,313
		24,982,098
Electric — 1.3%
Alliant Energy Corp.	3,347	195,030
Ameren Corp.	1,368	112,874
American Electric Power Co., Inc.	868	87,043
Brookfield Renewable Corp., Class A#	2,528	72,023
CenterPoint Energy, Inc.	7,158	195,413
Clearway Energy, Inc., Class A	8,083	217,190
Clearway Energy, Inc., Class C	10,316	298,751
CMS Energy Corp.	3,415	231,742

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Consolidated Edison, Inc.	2,525	$ 256,439
Constellation Energy Corp.	2,707	532,467
DTE Energy Co.	1,804	225,536
Duke Energy Corp.	3,712	422,982
Edison International	912	79,371
Entergy Corp.	1,624	196,001
Evergy, Inc.	2,495	147,554
FirstEnergy Corp.	3,760	165,139
IDACORP, Inc.	2,125	216,559
NextEra Energy, Inc.	3,929	316,324
NRG Energy, Inc.	6,289	534,628
OGE Energy Corp.	6,161	243,729
PG&E Corp.	13,170	259,449
Pinnacle West Capital Corp.	2,643	231,315
PPL Corp.	7,673	244,845
Public Service Enterprise Group, Inc.	3,193	257,835
Sempra	2,998	246,376
Southern Co.	4,984	430,618
Vistra Corp.	11,488	981,420
WEC Energy Group, Inc.#	2,474	230,156
Xcel Energy, Inc.	1,169	71,578
		7,700,387
Electrical Components & Equipment — 0.5%
Acuity Brands, Inc.	4,237	1,079,164
AMETEK, Inc.	2,638	451,230
Eaton Corp. PLC	2,202	675,860
Emerson Electric Co.	3,006	316,802
Littelfuse, Inc.	755	205,511
		2,728,567
Electronics — 1.2%
Allegion PLC	1,934	268,517
Amphenol Corp., Class A	12,774	861,606
Arrow Electronics, Inc.†	6,467	873,562
Avnet, Inc.	13,942	769,320
Fortive Corp.	4,031	299,906
Garmin, Ltd.	2,436	446,495
Honeywell International, Inc.	2,571	534,537
Hubbell, Inc.	701	280,344
Jabil, Inc.	4,425	483,564
Keysight Technologies, Inc.†	2,474	381,293
Mettler-Toledo International, Inc.†	362	520,947
nVent Electric PLC	4,041	274,626
Sensata Technologies Holding PLC	4,742	182,804
TD SYNNEX Corp.	7,610	924,006
Trimble, Inc.†	1,673	94,842
Vontier Corp.	9,290	325,429
		7,521,798
Engineering & Construction — 0.2%
AECOM	5,685	569,296
EMCOR Group, Inc.	770	302,656
Jacobs Solutions, Inc.	1,571	237,032
MasTec, Inc.†	2,244	253,864
		1,362,848
Entertainment — 0.2%
Caesars Entertainment, Inc.†	7,241	272,551
DraftKings, Inc., Class A†	3,250	112,125
Liberty Media Corp.-Liberty Live, Class A†	1,716	67,954
Liberty Media Corp.-Liberty Live, Class C†	2,541	102,580
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Madison Square Garden Sports Corp.†	1,303	$ 272,392
Vail Resorts, Inc.#	429	77,950
		905,552
Environmental Control — 0.3%
Clean Harbors, Inc.†	772	189,835
Pentair PLC	2,683	237,955
Republic Services, Inc.	2,671	556,129
Veralto Corp.	1,930	216,990
Waste Management, Inc.	3,328	705,669
		1,906,578
Food — 1.6%
Albertsons Cos., Inc., Class A	36,606	718,210
Conagra Brands, Inc.	15,443	481,822
Flowers Foods, Inc.	27,043	628,479
General Mills, Inc.	4,118	297,690
Grocery Outlet Holding Corp.†	6,821	129,190
Hershey Co.	2,318	447,513
Ingredion, Inc.	4,950	664,834
J.M. Smucker Co.	1,419	162,731
Kellanova	2,200	177,342
Kraft Heinz Co.	14,591	516,959
Kroger Co.	32,083	1,707,136
Mondelez International, Inc., Class A	6,189	444,432
Performance Food Group Co.†	4,126	307,965
Pilgrim's Pride Corp.†	4,370	203,555
Post Holdings, Inc.†	8,167	945,494
Seaboard Corp.	180	559,867
Sysco Corp.	5,966	465,169
Tyson Foods, Inc., Class A	4,082	262,513
US Foods Holding Corp.†	11,700	692,757
		9,813,658
Food Service — 0.0%
Aramark	3,278	120,073
Forest Products & Paper — 0.0%
International Paper Co.#	1,541	74,615
Gas — 0.2%
Atmos Energy Corp.	1,892	247,360
National Fuel Gas Co.	2,458	146,890
NiSource, Inc.	6,495	214,725
UGI Corp.	21,478	535,017
		1,143,992
Hand/Machine Tools — 0.2%
Lincoln Electric Holdings, Inc.	1,187	229,815
MSA Safety, Inc.	1,538	280,885
Regal Rexnord Corp.	1,196	200,701
Snap-on, Inc.	2,052	582,234
		1,293,635
Healthcare-Products — 2.0%
Abbott Laboratories	14,629	1,657,027
Agilent Technologies, Inc.	3,892	556,245
Align Technology, Inc.†	998	236,746
Avantor, Inc.†	4,963	128,244
Baxter International, Inc.	2,944	111,695
Boston Scientific Corp.†	10,929	893,883
Cooper Cos., Inc.†	1,454	153,731
Danaher Corp.	5,042	1,357,861
Dentsply Sirona, Inc.	3,201	80,953
Edwards Lifesciences Corp.†	4,588	320,977

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Enovis Corp.†	1,979	$ 92,221
Envista Holdings Corp.†	22,793	416,200
Hologic, Inc.†	4,036	327,885
IDEXX Laboratories, Inc.†	1,354	651,721
Insulet Corp.†	598	121,257
Intuitive Surgical, Inc.†	1,364	671,947
Medtronic PLC	5,914	523,862
Penumbra, Inc.†	488	98,732
QIAGEN NV	6,553	299,538
STERIS PLC	942	227,116
Stryker Corp.	2,110	760,486
Thermo Fisher Scientific, Inc.	2,849	1,752,334
Waters Corp.†	1,049	363,321
Zimmer Biomet Holdings, Inc.	1,615	186,468
		11,990,450
Healthcare-Services — 2.4%
Amedisys, Inc.†	2,951	289,228
Centene Corp.†	16,520	1,302,272
Charles River Laboratories International, Inc.†	723	142,973
Chemed Corp.	1,012	593,204
DaVita, Inc.†	2,926	441,592
Elevance Health, Inc.	2,735	1,523,094
Encompass Health Corp.	3,100	288,455
Fortrea Holdings, Inc.#†	17,878	412,267
HCA Healthcare, Inc.	2,231	882,561
Humana, Inc.	1,272	450,886
IQVIA Holdings, Inc.†	946	237,966
Labcorp Holdings, Inc.	1,442	331,501
Molina Healthcare, Inc.†	1,975	690,835
Quest Diagnostics, Inc.	2,922	458,666
Tenet Healthcare Corp.†	1,867	309,623
UnitedHealth Group, Inc.	10,137	5,982,858
Universal Health Services, Inc., Class B	1,879	447,146
		14,785,127
Home Builders — 0.7%
D.R. Horton, Inc.	2,026	382,428
Lennar Corp., Class A	5,522	1,005,335
Lennar Corp., Class B#	4,625	780,839
NVR, Inc.†	32	293,518
PulteGroup, Inc.	3,732	491,318
Thor Industries, Inc.#	5,543	594,542
Toll Brothers, Inc.	6,312	909,370
		4,457,350
Home Furnishings — 0.1%
Dolby Laboratories, Inc., Class A	6,326	451,423
Tempur Sealy International, Inc.	8,206	430,241
		881,664
Household Products/Wares — 0.4%
Avery Dennison Corp.	1,376	305,266
Church & Dwight Co., Inc.	4,268	434,824
Clorox Co.	3,030	479,679
Kimberly-Clark Corp.	4,920	711,727
Reynolds Consumer Products, Inc.	7,431	234,076
		2,165,572
Housewares — 0.0%
Newell Brands, Inc.	13,826	98,026
Security Description	Shares or Principal Amount	Value

Insurance — 4.8%
Aflac, Inc.	9,153	$ 1,010,125
Allstate Corp.	1,402	264,894
American Financial Group, Inc.	2,300	307,326
Aon PLC, Class A	714	245,416
Arch Capital Group, Ltd.†	5,599	633,191
Arthur J. Gallagher & Co.	3,016	882,391
Assurant, Inc.	1,489	292,365
Assured Guaranty, Ltd.	3,132	250,811
Axis Capital Holdings, Ltd.	3,456	276,065
Berkshire Hathaway, Inc., Class B†	21,620	10,289,390
Brown & Brown, Inc.	3,458	363,540
Chubb, Ltd.	4,387	1,246,698
Cincinnati Financial Corp.	2,050	280,911
CNA Financial Corp.	8,130	422,110
Equitable Holdings, Inc.	9,785	416,058
Everest Group, Ltd.	674	264,370
Fidelity National Financial, Inc.	8,426	496,797
First American Financial Corp.	2,647	168,879
Globe Life, Inc.	2,734	287,207
Hanover Insurance Group, Inc.	1,385	203,581
Hartford Financial Services Group, Inc.	7,453	865,293
Loews Corp.	7,680	629,299
Markel Group, Inc.†	189	302,528
Marsh & McLennan Cos., Inc.	6,495	1,477,677
MetLife, Inc.	3,141	243,365
MGIC Investment Corp.	18,229	463,563
Old Republic International Corp.	20,062	719,624
Primerica, Inc.	1,068	281,130
Principal Financial Group, Inc.	6,530	531,673
Progressive Corp.	4,559	1,149,780
Prudential Financial, Inc.	2,899	351,243
Reinsurance Group of America, Inc.	2,069	456,752
RenaissanceRe Holdings, Ltd.	1,540	392,377
RLI Corp.	826	127,287
Ryan Specialty Holdings, Inc.	3,509	226,787
Travelers Cos., Inc.	2,986	681,017
Unum Group	14,858	824,470
W.R. Berkley Corp.	5,763	344,051
White Mountains Insurance Group, Ltd.	196	361,471
Willis Towers Watson PLC	1,194	348,779
		29,380,291
Internet — 10.0%
Alphabet, Inc., Class A	67,753	11,069,485
Alphabet, Inc., Class C	56,802	9,378,578
Amazon.com, Inc.†	102,127	18,229,669
Booking Holdings, Inc.	326	1,274,409
CDW Corp.	2,743	618,931
DoorDash, Inc., Class A†	1,114	143,383
eBay, Inc.	5,458	322,568
Etsy, Inc.†	2,814	155,023
Expedia Group, Inc.†	1,582	220,040
F5, Inc.†	2,299	467,042
Gen Digital, Inc.	13,369	353,744
GoDaddy, Inc., Class A†	4,241	709,986
Match Group, Inc.†	3,280	122,049
Meta Platforms, Inc., Class A	25,492	13,289,235
Netflix, Inc.†	2,022	1,418,130
Palo Alto Networks, Inc.†	2,610	946,699
Pinterest, Inc., Class A†	11,825	378,873
Spotify Technology SA†	1,251	428,943
Uber Technologies, Inc.†	7,956	581,822

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
VeriSign, Inc.†	3,617	$ 665,166
Wayfair, Inc., Class A#†	3,500	148,925
		60,922,700
Iron/Steel — 0.4%
Cleveland-Cliffs, Inc.†	20,348	265,745
Nucor Corp.	4,706	714,888
Reliance, Inc.	1,752	502,211
Steel Dynamics, Inc.	6,177	738,213
		2,221,057
Leisure Time — 0.2%
Carnival Corp.†	10,114	166,881
Harley-Davidson, Inc.	14,710	550,743
Royal Caribbean Cruises, Ltd.†	1,068	175,814
YETI Holdings, Inc.†	2,498	100,719
		994,157
Lodging — 0.4%
Boyd Gaming Corp.	7,007	420,560
Choice Hotels International, Inc.#	1,426	181,943
Hilton Worldwide Holdings, Inc.	1,607	352,962
Hyatt Hotels Corp., Class A#	573	87,050
Marriott International, Inc., Class A	1,415	332,086
MGM Resorts International†	8,940	336,055
Travel & Leisure Co.#	2,406	106,490
Wyndham Hotels & Resorts, Inc.	2,940	231,378
Wynn Resorts, Ltd.	968	74,420
		2,122,944
Machinery-Construction & Mining — 0.4%
BWX Technologies, Inc.	1,633	168,199
Caterpillar, Inc.	3,068	1,092,515
GE Vernova, Inc.†	2,076	417,276
Oshkosh Corp.	3,428	369,915
Vertiv Holdings Co., Class A	2,393	198,691
		2,246,596
Machinery-Diversified — 1.0%
AGCO Corp.	2,432	221,409
Cognex Corp.	1,313	53,019
Deere & Co.	1,209	466,360
Dover Corp.	2,071	385,268
Esab Corp.	6,008	630,660
Flowserve Corp.	2,964	147,844
Gates Industrial Corp. PLC†	44,477	807,702
Graco, Inc.	1,762	146,863
IDEX Corp.	1,139	235,181
Ingersoll Rand, Inc.	4,224	386,285
Middleby Corp.†	1,979	278,287
Nordson Corp.	994	255,021
Otis Worldwide Corp.	6,543	619,557
Toro Co.	1,718	159,087
Westinghouse Air Brake Technologies Corp.	4,564	773,917
Xylem, Inc.	1,999	274,922
		5,841,382
Media — 1.7%
Charter Communications, Inc., Class A#†	1,347	468,136
Comcast Corp., Class A	43,580	1,724,461
FactSet Research Systems, Inc.	1,326	560,686
Fox Corp., Class A	18,887	781,355
Fox Corp., Class B	18,427	708,150
Security Description	Shares or Principal Amount	Value

Media (continued)
Liberty Global, Ltd., Class A†	16,012	$ 309,832
Liberty Global, Ltd., Class C†	15,676	308,347
Liberty Media Corp.-Liberty SiriusXM†	18,597	443,166
Liberty Media Corp.-Liberty SiriusXM, Class A†	17,317	412,318
New York Times Co., Class A	7,634	419,336
News Corp., Class A	25,911	734,059
News Corp., Class B	24,940	733,984
Nexstar Media Group, Inc.	4,359	744,866
Paramount Global, Class A	12,724	282,091
Paramount Global, Class B	34,353	359,676
Sirius XM Holdings, Inc.#	83,456	274,570
Walt Disney Co.	8,998	813,239
Warner Bros. Discovery, Inc.†	56,425	442,372
		10,520,644
Metal Fabricate/Hardware — 0.1%
Advanced Drainage Systems, Inc.	1,208	189,366
Timken Co.	2,712	229,245
Valmont Industries, Inc.	640	182,887
		601,498
Miscellaneous Manufacturing — 0.8%
3M Co.	4,035	543,474
A.O. Smith Corp.	5,563	465,734
Axon Enterprise, Inc.†	487	177,740
Carlisle Cos., Inc.	1,172	496,694
Donaldson Co., Inc.	7,867	572,167
Illinois Tool Works, Inc.	3,411	863,597
ITT, Inc.	1,093	152,168
Parker-Hannifin Corp.	912	547,382
Teledyne Technologies, Inc.†	891	385,625
Textron, Inc.	7,421	676,795
		4,881,376
Oil & Gas — 2.3%
APA Corp.	8,131	231,652
Chevron Corp.	14,393	2,129,444
ConocoPhillips	8,581	976,432
Diamondback Energy, Inc.	1,228	239,595
EOG Resources, Inc.	4,019	517,728
EQT Corp.	2,749	92,119
Exxon Mobil Corp.	44,558	5,255,171
Hess Corp.	1,059	146,206
HF Sinclair Corp.	7,489	368,009
Marathon Oil Corp.	16,153	462,783
Marathon Petroleum Corp.	6,860	1,215,043
Occidental Petroleum Corp.	7,651	435,954
Ovintiv, Inc.	4,008	171,663
Phillips 66	6,145	862,205
Southwestern Energy Co.†	29,701	189,492
Valero Energy Corp.	5,776	847,513
		14,141,009
Oil & Gas Services — 0.1%
Baker Hughes Co.	2,712	95,381
Schlumberger NV	5,525	243,045
		338,426
Packaging & Containers — 0.4%
Amcor PLC	15,603	178,498
AptarGroup, Inc.	1,807	276,814
Ardagh Group SA#†	10,044	89,894
Berry Global Group, Inc.	5,216	359,174
Graphic Packaging Holding Co.	5,001	149,680

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Packaging & Containers (continued)
Packaging Corp. of America	1,293	$ 270,935
Silgan Holdings, Inc.	3,664	191,517
Smurfit WestRock PLC	8,258	391,595
Sonoco Products Co.	6,748	381,734
		2,289,841
Pharmaceuticals — 5.4%
AbbVie, Inc.	23,058	4,526,516
Becton Dickinson & Co.	1,439	348,828
Bristol-Myers Squibb Co.	30,906	1,543,755
Cardinal Health, Inc.	8,296	935,125
Cencora, Inc.	3,098	742,188
Cigna Group	4,671	1,690,015
CVS Health Corp.	19,817	1,134,325
Dexcom, Inc.†	615	42,644
Elanco Animal Health, Inc.†	14,011	216,750
Eli Lilly & Co.	9,460	9,081,789
Henry Schein, Inc.†	8,679	612,303
Jazz Pharmaceuticals PLC†	4,182	485,028
Johnson & Johnson	26,767	4,439,575
McKesson Corp.	2,378	1,334,248
Merck & Co., Inc.	26,162	3,098,889
Neurocrine Biosciences, Inc.†	959	121,851
Pfizer, Inc.	15,665	454,442
Premier, Inc., Class A#	20,525	418,094
Viatris, Inc.	83,663	1,010,649
Zoetis, Inc.	3,079	564,966
		32,801,980
Pipelines — 0.5%
Antero Midstream Corp.	20,176	300,017
Cheniere Energy, Inc.	3,171	587,460
DT Midstream, Inc.	4,734	372,045
Kinder Morgan, Inc.	18,697	403,294
ONEOK, Inc.	4,277	395,024
Targa Resources Corp.	2,919	428,801
Williams Cos., Inc.	10,843	496,284
		2,982,925
Private Equity — 0.1%
Blackstone, Inc.	2,437	346,932
KKR & Co., Inc.	2,416	299,028
		645,960
Real Estate — 0.0%
Jones Lang LaSalle, Inc.†	820	209,289
REITS — 1.7%
Agree Realty Corp.	3,687	269,188
Alexandria Real Estate Equities, Inc.	1,373	164,170
American Homes 4 Rent, Class A	5,902	234,723
Americold Realty Trust, Inc.	7,157	207,553
Annaly Capital Management, Inc.	6,382	128,661
AvalonBay Communities, Inc.	982	221,667
Brixmor Property Group, Inc.	8,790	240,758
Camden Property Trust	2,323	290,840
Cousins Properties, Inc.	9,108	259,669
CubeSmart	1,726	89,459
Digital Realty Trust, Inc.	864	130,991
EastGroup Properties, Inc.	730	136,072
EPR Properties	4,627	219,644
Equity LifeStyle Properties, Inc.	2,440	177,412
Equity Residential	2,967	222,169
Security Description	Shares or Principal Amount	Value

REITS (continued)
Essex Property Trust, Inc.	460	$ 138,823
Federal Realty Investment Trust	1,647	189,405
First Industrial Realty Trust, Inc.	3,633	206,100
Gaming & Leisure Properties, Inc.	4,746	246,887
Highwoods Properties, Inc.	9,984	321,684
Host Hotels & Resorts, Inc.	20,141	356,496
Invitation Homes, Inc.	5,024	185,084
Iron Mountain, Inc.	5,151	583,402
Kilroy Realty Corp.	10,024	363,570
Mid-America Apartment Communities, Inc.	1,237	200,852
NNN REIT, Inc.	4,938	232,037
Omega Healthcare Investors, Inc.	4,903	193,865
Park Hotels & Resorts, Inc.	15,559	237,742
Public Storage	323	111,022
Rayonier, Inc.	2,273	70,031
Realty Income Corp.	4,794	297,755
Regency Centers Corp.	2,705	196,626
Rithm Capital Corp.	68,229	814,654
Simon Property Group, Inc.	1,071	179,232
STAG Industrial, Inc.	4,295	174,291
Starwood Property Trust, Inc.	9,442	196,771
Sun Communities, Inc.	1,424	192,582
UDR, Inc.	3,532	157,209
VICI Properties, Inc.	8,897	297,872
Vornado Realty Trust	18,636	640,519
Welltower, Inc.	3,314	399,933
Weyerhaeuser Co.	5,774	176,049
WP Carey, Inc.	2,677	160,674
		10,514,143
Retail — 6.4%
Advance Auto Parts, Inc.#	5,464	247,574
AutoNation, Inc.†	3,605	641,618
AutoZone, Inc.†	403	1,282,136
Bath & Body Works, Inc.	13,167	405,017
Best Buy Co., Inc.	6,235	625,994
BJ's Wholesale Club Holdings, Inc.†	1,374	109,865
Burlington Stores, Inc.†	1,088	291,845
Casey's General Stores, Inc.	2,896	1,049,250
Chipotle Mexican Grill, Inc.†	7,400	414,992
Costco Wholesale Corp.	4,842	4,320,904
Darden Restaurants, Inc.	1,737	274,707
Dick's Sporting Goods, Inc.	5,393	1,277,925
Dollar General Corp.	2,330	193,320
Dollar Tree, Inc.†	4,292	362,631
Domino's Pizza, Inc.	678	280,834
Ferguson Enterprises, Inc.	1,328	273,183
Floor & Decor Holdings, Inc., Class A#†	1,674	188,225
GameStop Corp., Class A†	5,620	131,620
Gap, Inc.	27,191	609,894
Genuine Parts Co.	5,242	750,969
Home Depot, Inc.	12,155	4,479,117
Kohl's Corp.#	16,313	316,309
Lowe's Cos., Inc.	7,932	1,971,102
Lululemon Athletica, Inc.†	1,782	462,376
Macy's, Inc.	32,625	507,971
McDonald's Corp.	5,353	1,545,197
MSC Industrial Direct Co., Inc., Class A	7,723	635,139
Murphy USA, Inc.	381	197,979
Nordstrom, Inc.	14,400	321,696
Ollie's Bargain Outlet Holdings, Inc.†	1,994	178,583
O'Reilly Automotive, Inc.†	1,369	1,546,929
Penske Automotive Group, Inc.	6,342	1,078,774

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Ross Stores, Inc.	2,319	$ 349,265
Starbucks Corp.	2,754	260,446
Target Corp.	6,276	964,119
Texas Roadhouse, Inc.	1,493	251,944
TJX Cos., Inc.	11,377	1,334,181
Tractor Supply Co.	3,060	818,703
Ulta Beauty, Inc.†	1,422	501,738
Walmart, Inc.	61,478	4,747,946
Wendy's Co.#	13,155	222,583
Williams-Sonoma, Inc.#	10,064	1,351,897
Wingstop, Inc.	590	227,805
Yum! Brands, Inc.	6,749	910,575
		38,914,877
Savings & Loans — 0.0%
TFS Financial Corp.	9,616	130,585
Semiconductors — 9.7%
Advanced Micro Devices, Inc.†	10,027	1,489,611
Allegro MicroSystems, Inc.#†	6,293	154,367
Amkor Technology, Inc.	11,880	390,852
Analog Devices, Inc.	2,611	613,167
Applied Materials, Inc.	12,324	2,431,032
Broadcom, Inc.	40,990	6,673,992
Cirrus Logic, Inc.†	11,371	1,656,641
Intel Corp.	22,358	492,771
KLA Corp.	1,961	1,606,902
Lam Research Corp.	1,470	1,206,885
Lattice Semiconductor Corp.†	1,725	81,696
Marvell Technology, Inc.	2,367	180,460
Microchip Technology, Inc.	6,006	493,453
Micron Technology, Inc.	4,963	477,639
MKS Instruments, Inc.	3,994	476,205
Monolithic Power Systems, Inc.	459	429,018
NVIDIA Corp.	276,930	33,057,134
ON Semiconductor Corp.†	8,354	650,526
Qorvo, Inc.†	3,734	432,733
QUALCOMM, Inc.	15,493	2,715,923
Skyworks Solutions, Inc.	5,398	591,567
Teradyne, Inc.	4,059	554,987
Texas Instruments, Inc.	9,171	1,965,712
		58,823,273
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	2,100	593,817
Software — 10.7%
Adobe, Inc.†	4,845	2,783,016
Akamai Technologies, Inc.†	6,652	677,440
AppLovin Corp., Class A†	14,796	1,374,105
Atlassian Corp., Class A†	2,978	493,157
Autodesk, Inc.†	2,288	591,219
BILL Holdings, Inc.†	5,383	293,696
Broadridge Financial Solutions, Inc.	1,432	304,816
Cadence Design Systems, Inc.†	4,597	1,236,271
CCC Intelligent Solutions Holdings, Inc.†	21,122	227,695
Concentrix Corp.#	5,016	377,354
Datadog, Inc., Class A†	972	113,005
DocuSign, Inc.†	6,051	358,280
Dropbox, Inc., Class A†	30,409	764,482
Electronic Arts, Inc.	4,681	710,669
Fair Isaac Corp.†	644	1,114,294
Fiserv, Inc.†	5,482	957,157
Guidewire Software, Inc.†	1,434	213,336
Security Description	Shares or Principal Amount	Value

Software (continued)
HubSpot, Inc.†	837	$ 417,722
Informatica, Inc., Class A†	6,396	159,324
Intuit, Inc.	2,702	1,702,963
Jack Henry & Associates, Inc.	1,827	316,126
Manhattan Associates, Inc.†	3,062	809,685
Microsoft Corp.	85,676	35,738,887
MongoDB, Inc.†	277	80,549
Nutanix, Inc., Class A†	13,275	838,847
Oracle Corp.	9,501	1,342,396
Palantir Technologies, Inc., Class A†	7,884	248,188
Paychex, Inc.	2,404	315,405
Pegasystems, Inc.	4,890	346,603
Playtika Holding Corp.	32,146	243,345
PTC, Inc.†	2,477	443,606
RingCentral, Inc., Class A†	15,274	509,082
Roper Technologies, Inc.	1,369	758,987
Salesforce, Inc.	7,971	2,015,866
ServiceNow, Inc.†	1,801	1,539,855
Smartsheet, Inc., Class A†	3,056	149,133
SS&C Technologies Holdings, Inc.	7,136	535,842
Synopsys, Inc.†	1,653	858,866
Take-Two Interactive Software, Inc.†	1,444	233,509
Teradata Corp.†	25,032	706,904
Twilio, Inc., Class A†	12,607	791,215
Tyler Technologies, Inc.†	508	298,638
Workday, Inc., Class A†	1,109	291,878
Zoom Video Communications, Inc., Class A†	8,217	567,630
		64,851,043
Telecommunications — 1.6%
Arista Networks, Inc.†	2,270	802,173
AT&T, Inc.	74,485	1,482,252
Ciena Corp.†	1,408	81,171
Cisco Systems, Inc.	48,058	2,428,851
Corning, Inc.	9,145	382,718
Juniper Networks, Inc.	10,290	400,075
Motorola Solutions, Inc.	2,807	1,240,806
T-Mobile US, Inc.	4,296	853,701
Ubiquiti, Inc.#	2,070	400,587
Verizon Communications, Inc.	38,261	1,598,545
		9,670,879
Toys/Games/Hobbies — 0.1%
Mattel, Inc.†	18,133	344,164
Transportation — 0.7%
C.H. Robinson Worldwide, Inc.	3,217	332,992
CSX Corp.	10,755	368,574
Expeditors International of Washington, Inc.	2,262	279,153
FedEx Corp.	1,963	586,485
Kirby Corp.†	3,442	412,765
Landstar System, Inc.	4,375	798,700
Old Dominion Freight Line, Inc.	595	114,716
Union Pacific Corp.	2,949	755,209
XPO, Inc.†	2,377	272,452
		3,921,046
Water — 0.0%
American Water Works Co., Inc.	753	107,769
Essential Utilities, Inc.	3,124	121,805
		229,574
Total Common Stocks (cost $378,505,402)		600,874,771

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 0.5%
Vanguard Russell 1000 ETF # (cost $2,954,434)	11,911	$ 3,044,094
ESCROWS AND LITIGATION TRUSTS — 0.0%
GCI Liberty, Inc.†(1) (cost $0)	1,081	0
Total Long-Term Investment Securities (cost $381,459,836)		603,918,865
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 5.29%(2)(3) (cost $553,244)	553,244	553,244
TOTAL INVESTMENTS (cost $382,013,080)	99.7%	604,472,109
Other assets less liabilities	0.3	1,945,818
NET ASSETS	100.0%	$606,417,927
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of August 31, 2024.
(3)	At August 31, 2024, the Fund had loaned securities with a total value of $8,016,634. This was secured by collateral of $553,244, which was received in cash and subsequently invested in short-term investments currently valued at $553,244 as reported in the Portfolio of Investments. Additional collateral of $7,648,549 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2024
Federal Home Loan Bank	0.55% to 0.80%	09/26/2024 to 03/04/2026	$315,884
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	23,749
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	130,190
United States Treasury Bills	0.00%	09/10/2024 to 01/23/2025	60,270
United States Treasury Notes/Bonds	0.00% to 6.63%	10/15/2024 to 05/15/2054	7,118,456
ETF—Exchange Traded Fund

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Packaging & Containers	$2,199,947	$89,894	$—	$2,289,841
Other Industries	598,584,930	—	—	598,584,930
Unaffiliated Investment Companies	3,044,094	—	—	3,044,094
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments	553,244	—	—	553,244
Total Investments at Value	$604,382,215	$89,894	$0	$604,472,109
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Aerospace/Defense — 0.2%
General Electric Co.	1,765	$ 308,204
HEICO Corp.	268	68,758
HEICO Corp., Class A	487	97,444
Howmet Aerospace, Inc.	2,049	198,056
Lockheed Martin Corp.	1,296	736,258
TransDigm Group, Inc.	316	433,935
		1,842,655
Airlines — 0.0%
American Airlines Group, Inc.†	28,066	298,061
Apparel — 0.6%
Crocs, Inc.†	4,892	715,064
Deckers Outdoor Corp.†	3,824	3,668,325
NIKE, Inc., Class B	10,847	903,772
Skechers USA, Inc., Class A†	12,723	871,271
		6,158,432
Auto Manufacturers — 1.4%
Tesla, Inc.†	64,816	13,877,754
Banks — 0.2%
Morgan Stanley	6,936	718,639
NU Holdings, Ltd., Class A†	53,056	794,248
Popular, Inc.	4,956	507,990
		2,020,877
Beverages — 1.3%
Boston Beer Co., Inc., Class A†	3,576	971,671
Celsius Holdings, Inc.†	1,736	66,020
Coca-Cola Co.	18,613	1,348,884
Monster Beverage Corp.†	39,604	1,866,537
PepsiCo, Inc.	49,613	8,577,095
		12,830,207
Biotechnology — 1.0%
Amgen, Inc.	3,680	1,228,494
Apellis Pharmaceuticals, Inc.#†	7,178	279,224
Exelixis, Inc.†	120,272	3,130,680
Incyte Corp.†	27,812	1,826,136
Intra-Cellular Therapies, Inc.†	4,482	328,441
Regeneron Pharmaceuticals, Inc.†	1,303	1,543,651
Sarepta Therapeutics, Inc.†	1,014	137,681
Vertex Pharmaceuticals, Inc.†	3,305	1,638,917
Viking Therapeutics, Inc.†	2,983	191,270
		10,304,494
Building Materials — 0.3%
Armstrong World Industries, Inc.	1,580	200,281
Builders FirstSource, Inc.†	1,722	299,628
Eagle Materials, Inc.	2,775	715,256
Lennox International, Inc.	642	378,902
Trane Technologies PLC	1,110	401,443
Trex Co., Inc.†	1,251	79,739
Vulcan Materials Co.	1,379	338,144
		2,413,393
Chemicals — 0.3%
Celanese Corp.	4,078	532,587
Ecolab, Inc.	2,405	608,898
RPM International, Inc.	3,824	444,540
Sherwin-Williams Co.	2,515	928,965
		2,514,990
Security Description	Shares or Principal Amount	Value

Commercial Services — 1.5%
Automatic Data Processing, Inc.	4,567	$ 1,260,081
Block, Inc.†	3,101	204,914
Booz Allen Hamilton Holding Corp.	5,037	799,775
Bright Horizons Family Solutions, Inc.†	2,191	308,317
Cintas Corp.	1,870	1,505,574
Corpay, Inc.†	7,883	2,487,481
Grand Canyon Education, Inc.†	13,767	1,996,353
H&R Block, Inc.	15,339	971,112
Moody's Corp.	4,195	2,046,069
Morningstar, Inc.	497	155,944
Paylocity Holding Corp.†	1,529	246,781
Quanta Services, Inc.	894	245,966
Rollins, Inc.	14,301	717,624
Toast, Inc., Class A†	18,943	470,923
United Rentals, Inc.	553	409,917
Valvoline, Inc.†	4,164	175,721
Verisk Analytics, Inc.	2,205	601,568
WEX, Inc.†	660	126,073
		14,730,193
Computers — 13.1%
Apple, Inc.	526,030	120,460,870
Crowdstrike Holdings, Inc., Class A†	1,635	453,353
Dell Technologies, Inc., Class C	6,083	702,830
EPAM Systems, Inc.†	5,355	1,075,070
Fortinet, Inc.†	52,746	4,046,146
Gartner, Inc.†	1,589	781,724
Globant SA†	3,368	681,144
HP, Inc.	15,630	565,493
KBR, Inc.	5,233	362,961
NetApp, Inc.	2,806	338,740
Pure Storage, Inc., Class A†	12,040	617,532
Super Micro Computer, Inc.#†	2,505	1,096,439
		131,182,302
Cosmetics/Personal Care — 0.3%
Colgate-Palmolive Co.	13,062	1,391,103
e.l.f. Beauty, Inc.#†	6,286	941,580
Estee Lauder Cos., Inc., Class A	1,299	119,066
Procter & Gamble Co.	4,300	737,622
		3,189,371
Distribution/Wholesale — 0.7%
Copart, Inc.†	57,532	3,046,895
Core & Main, Inc., Class A†	10,680	512,960
Fastenal Co.	15,355	1,048,439
Pool Corp.	1,712	601,974
SiteOne Landscape Supply, Inc.#†	4,972	705,328
WW Grainger, Inc.	1,303	1,283,351
		7,198,947
Diversified Financial Services — 5.0%
Ally Financial, Inc.	20,750	896,193
American Express Co.	4,932	1,275,662
Ameriprise Financial, Inc.	4,000	1,797,760
Apollo Global Management, Inc.	9,227	1,067,841
Ares Management Corp., Class A	2,369	346,822
Blue Owl Capital, Inc.	9,034	159,360
Coinbase Global, Inc., Class A†	2,501	458,583
Credit Acceptance Corp.#†	262	122,231
Houlihan Lokey, Inc.	2,950	462,029
Jefferies Financial Group, Inc.	12,174	729,831
LPL Financial Holdings, Inc.	3,512	787,882
Mastercard, Inc., Class A	38,696	18,703,325

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Tradeweb Markets, Inc., Class A	12,105	$ 1,431,295
Visa, Inc., Class A	73,877	20,417,386
Western Union Co.	104,896	1,279,731
		49,935,931
Electric — 0.2%
Constellation Energy Corp.	793	155,983
NRG Energy, Inc.	11,125	945,736
Vistra Corp.	14,332	1,224,383
		2,326,102
Electrical Components & Equipment — 0.1%
Generac Holdings, Inc.†	3,181	497,922
Electronics — 0.6%
Amphenol Corp., Class A	70,624	4,763,589
Honeywell International, Inc.	1,228	255,314
Jabil, Inc.	7,665	837,631
		5,856,534
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	2,594	313,978
Engineering & Construction — 1.4%
Comfort Systems USA, Inc.	16,321	5,769,800
EMCOR Group, Inc.	16,521	6,493,744
TopBuild Corp.†	5,238	2,058,639
		14,322,183
Entertainment — 0.1%
Live Nation Entertainment, Inc.†	4,890	477,606
Madison Square Garden Sports Corp.†	1,691	353,504
Vail Resorts, Inc.#	467	84,854
		915,964
Environmental Control — 0.1%
Veralto Corp.	2,251	253,080
Waste Management, Inc.	4,113	872,120
		1,125,200
Food — 0.4%
Hershey Co.	1,407	271,635
Performance Food Group Co.†	16,690	1,245,742
Pilgrim's Pride Corp.†	21,664	1,009,109
Sysco Corp.	14,544	1,133,996
		3,660,482
Hand/Machine Tools — 0.0%
Lincoln Electric Holdings, Inc.	1,715	332,041
Healthcare-Products — 0.9%
Align Technology, Inc.†	327	77,571
Edwards Lifesciences Corp.†	4,459	311,952
IDEXX Laboratories, Inc.†	1,339	644,501
Inspire Medical Systems, Inc.#†	3,853	692,846
Insulet Corp.†	671	136,059
Intuitive Surgical, Inc.†	1,691	833,037
Natera, Inc.†	1,539	182,002
ResMed, Inc.	23,607	5,784,187
Stryker Corp.	1,253	451,606
		9,113,761
Healthcare-Services — 1.2%
Chemed Corp.	3,153	1,848,194
DaVita, Inc.†	5,717	862,809
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Elevance Health, Inc.	4,874	$ 2,714,282
Fortrea Holdings, Inc.†	27,983	645,288
HCA Healthcare, Inc.	759	300,253
IQVIA Holdings, Inc.†	2,836	713,396
Medpace Holdings, Inc.†	1,956	694,908
Molina Healthcare, Inc.†	10,184	3,562,261
UnitedHealth Group, Inc.	744	439,109
		11,780,500
Home Furnishings — 0.2%
SharkNinja, Inc.	21,971	2,105,261
Tempur Sealy International, Inc.	2,640	138,415
		2,243,676
Household Products/Wares — 0.1%
Avery Dennison Corp.	1,237	274,429
Clorox Co.	2,917	461,790
Kimberly-Clark Corp.	4,190	606,125
		1,342,344
Insurance — 1.9%
Allstate Corp.	1,028	194,230
Arthur J. Gallagher & Co.	6,638	1,942,080
Brown & Brown, Inc.	56,752	5,966,338
Equitable Holdings, Inc.	32,554	1,384,196
Everest Group, Ltd.	1,510	592,282
Kinsale Capital Group, Inc.	277	136,032
Markel Group, Inc.†	388	621,064
Marsh & McLennan Cos., Inc.	5,026	1,143,465
Progressive Corp.	27,002	6,809,904
RLI Corp.	1,448	223,137
Ryan Specialty Holdings, Inc.	3,792	245,077
		19,257,805
Internet — 20.2%
Airbnb, Inc., Class A†	3,775	442,845
Alphabet, Inc., Class A	229,138	37,436,566
Alphabet, Inc., Class C	193,436	31,938,218
Amazon.com, Inc.†	355,971	63,540,824
Booking Holdings, Inc.	733	2,865,466
CDW Corp.	3,934	887,668
Coupang, Inc.†	32,033	709,531
DoorDash, Inc., Class A†	883	113,651
Etsy, Inc.†	9,850	542,637
Expedia Group, Inc.†	6,188	860,689
GoDaddy, Inc., Class A†	24,400	4,084,804
Meta Platforms, Inc., Class A	85,327	44,481,818
Netflix, Inc.†	11,101	7,785,686
Okta, Inc.†	4,304	338,854
Palo Alto Networks, Inc.†	1,759	638,024
Pinterest, Inc., Class A†	13,208	423,184
Spotify Technology SA†	8,715	2,988,199
TripAdvisor, Inc.†	42,494	616,588
Uber Technologies, Inc.†	11,797	862,715
VeriSign, Inc.†	5,574	1,025,059
		202,583,026
Iron/Steel — 0.1%
Cleveland-Cliffs, Inc.†	26,144	341,441
Leisure Time — 0.3%
Royal Caribbean Cruises, Ltd.†	1,745	287,262
YETI Holdings, Inc.†	66,177	2,668,257
		2,955,519

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Lodging — 0.2%
Choice Hotels International, Inc.#	2,014	$ 256,966
Hilton Worldwide Holdings, Inc.	2,399	526,916
Hyatt Hotels Corp., Class A#	3,153	479,004
Las Vegas Sands Corp.	12,221	476,497
Wyndham Hotels & Resorts, Inc.	3,100	243,970
Wynn Resorts, Ltd.	3,275	251,782
		2,235,135
Machinery-Construction & Mining — 0.2%
BWX Technologies, Inc.	2,702	278,306
Caterpillar, Inc.	2,042	727,156
Vertiv Holdings Co., Class A	15,887	1,319,098
		2,324,560
Machinery-Diversified — 0.0%
Cognex Corp.	5,383	217,366
Media — 0.2%
FactSet Research Systems, Inc.	628	265,543
Liberty Broadband Corp., Class A#†	1,103	67,559
Liberty Media Corp.-Liberty Formula One, Class A†	3,448	243,498
Liberty Media Corp.-Liberty Formula One, Class C†	4,001	312,278
Nexstar Media Group, Inc.	5,905	1,009,046
		1,897,924
Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.	998	156,446
Mining — 0.0%
Southern Copper Corp.#	1,464	148,934
Miscellaneous Manufacturing — 0.3%
3M Co.	1,343	180,889
Axon Enterprise, Inc.†	331	120,805
Carlisle Cos., Inc.	414	175,453
Illinois Tool Works, Inc.	10,786	2,730,799
		3,207,946
Oil & Gas — 0.1%
Hess Corp.	1,081	149,243
Matador Resources Co.	3,514	199,314
Permian Resources Corp.	10,270	146,245
Texas Pacific Land Corp.	297	258,060
Viper Energy, Inc.	6,746	321,109
Weatherford International PLC	1,370	143,768
		1,217,739
Packaging & Containers — 0.0%
Sealed Air Corp.	7,324	255,974
Pharmaceuticals — 5.2%
AbbVie, Inc.	15,833	3,108,176
Cardinal Health, Inc.	6,283	708,220
Cencora, Inc.	15,219	3,646,016
Cigna Group	3,033	1,097,370
Eli Lilly & Co.	28,445	27,307,769
McKesson Corp.	1,528	857,330
Merck & Co., Inc.	108,553	12,858,103
Neurocrine Biosciences, Inc.†	17,241	2,190,641
Zoetis, Inc.	3,288	603,315
		52,376,940
Pipelines — 0.2%
Antero Midstream Corp.	36,674	545,342
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Cheniere Energy, Inc.	5,596	$ 1,036,715
Targa Resources Corp.	4,080	599,352
		2,181,409
Private Equity — 0.1%
Blackstone, Inc.	3,288	468,080
KKR & Co., Inc.	4,480	554,489
		1,022,569
Real Estate — 0.1%
Jones Lang LaSalle, Inc.†	4,279	1,092,129
REITS — 0.2%
American Tower Corp.	1,316	294,863
Equinix, Inc.	91	75,927
Iron Mountain, Inc.	5,092	576,720
Public Storage	658	226,167
Simon Property Group, Inc.	1,380	230,943
		1,404,620
Retail — 4.7%
AutoZone, Inc.†	783	2,491,099
Burlington Stores, Inc.†	1,085	291,040
Carvana Co.†	1,332	200,626
Casey's General Stores, Inc.	3,129	1,133,668
Cava Group, Inc.#†	1,563	178,245
Chipotle Mexican Grill, Inc.†	13,200	740,256
Costco Wholesale Corp.	11,101	9,906,310
Darden Restaurants, Inc.	2,125	336,069
Dick's Sporting Goods, Inc.	4,485	1,062,766
Domino's Pizza, Inc.	1,217	504,094
Ferguson Enterprises, Inc.	2,350	483,418
Home Depot, Inc.	23,609	8,699,916
Lululemon Athletica, Inc.†	18,957	4,918,773
McDonald's Corp.	1,892	546,145
Murphy USA, Inc.	2,483	1,290,241
O'Reilly Automotive, Inc.†	1,192	1,346,924
Ross Stores, Inc.	4,826	726,844
Starbucks Corp.	3,226	305,083
Texas Roadhouse, Inc.	3,000	506,250
TJX Cos., Inc.	23,064	2,704,715
Tractor Supply Co.	2,340	626,067
Ulta Beauty, Inc.†	6,858	2,419,777
Wendy's Co.#	18,905	319,873
Williams-Sonoma, Inc.	10,880	1,461,510
Wingstop, Inc.	8,350	3,224,018
Yum! Brands, Inc.	6,802	917,726
		47,341,453
Semiconductors — 15.8%
Advanced Micro Devices, Inc.†	19,134	2,842,547
Applied Materials, Inc.	29,423	5,803,981
Astera Labs, Inc.†	6,147	264,690
Broadcom, Inc.	161,340	26,269,379
KLA Corp.	7,801	6,392,373
Lam Research Corp.	2,032	1,668,292
Lattice Semiconductor Corp.†	9,318	441,301
MKS Instruments, Inc.	5,958	710,372
NVIDIA Corp.	911,785	108,839,776
QUALCOMM, Inc.	27,861	4,884,033
Teradyne, Inc.	2,629	359,463
Texas Instruments, Inc.	2,284	489,553
		158,965,760

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software — 17.5%
Adobe, Inc.†	15,995	$ 9,187,688
Appfolio, Inc., Class A†	6,542	1,517,679
AppLovin Corp., Class A†	21,030	1,953,056
Atlassian Corp., Class A†	2,820	466,992
Autodesk, Inc.†	3,240	837,216
Bentley Systems, Inc., Class B	4,892	251,791
BILL Holdings, Inc.†	16,784	915,735
Broadridge Financial Solutions, Inc.	2,170	461,906
Cadence Design Systems, Inc.†	10,849	2,917,622
Datadog, Inc., Class A†	981	114,051
DocuSign, Inc.†	21,705	1,285,153
Dropbox, Inc., Class A†	40,922	1,028,779
Duolingo, Inc.†	1,566	332,885
Dynatrace, Inc.†	42,315	2,141,985
Fair Isaac Corp.†	806	1,394,598
Fiserv, Inc.†	25,086	4,380,016
Five9, Inc.†	3,000	96,750
Guidewire Software, Inc.†	1,155	171,829
HubSpot, Inc.†	863	430,697
Intuit, Inc.	9,433	5,945,243
Manhattan Associates, Inc.†	12,104	3,200,661
Microsoft Corp.	271,412	113,216,802
MicroStrategy, Inc., Class A#†	1,220	161,552
Nutanix, Inc., Class A†	11,628	734,773
Oracle Corp.	7,187	1,015,451
Paychex, Inc.	19,365	2,540,688
Paycom Software, Inc.	10,384	1,690,308
Pegasystems, Inc.	15,046	1,066,461
PTC, Inc.†	3,326	595,653
RingCentral, Inc., Class A†	38,835	1,294,371
Salesforce, Inc.	22,697	5,740,071
ServiceNow, Inc.†	2,086	1,783,530
Smartsheet, Inc., Class A†	7,883	384,690
Synopsys, Inc.†	6,479	3,366,359
Teradata Corp.†	29,726	839,462
Twilio, Inc., Class A†	19,565	1,227,899
Tyler Technologies, Inc.†	805	473,235
Workday, Inc., Class A†	1,638	431,105
		175,594,742
Telecommunications — 0.7%
Arista Networks, Inc.†	14,484	5,118,356
Iridium Communications, Inc.	22,481	580,010
Motorola Solutions, Inc.	2,394	1,058,244
Ubiquiti, Inc.#	1,901	367,881
		7,124,491
Transportation — 0.1%
Expeditors International of Washington, Inc.	4,071	502,402
Saia, Inc.#†	198	74,414
Union Pacific Corp.	1,738	445,085
		1,021,901
Total Common Stocks (cost $649,434,728)		997,254,123
CONVERTIBLE PREFERRED STOCKS — 0.1%
Software — 0.1%
Databricks, Inc. Series G†(1)(2) (cost $323,874)	5,478	440,623
Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 0.2%
iShares Russell 1000 Growth ETF (cost $2,394,251)	6,595	$ 2,410,209
Total Long-Term Investment Securities (cost $652,152,853)		1,000,104,955
SHORT-TERM INVESTMENTS — 0.0%
Unaffiliated Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24%(3)	173	172
State Street Navigator Securities Lending Government Money Market Portfolio 5.29%(3)(4)	411,332	411,332
Total Short-Term Investments (cost $411,504)		411,504
TOTAL INVESTMENTS (cost $652,564,357)	99.6%	1,000,516,459
Other assets less liabilities	0.4	3,756,413
NET ASSETS	100.0%	$1,004,272,872
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2024, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
Databricks, Inc. Series G	02/01/2021	5,478	$323,874	$440,623	$80.44	0.1%
(3)	The rate shown is the 7-day yield as of August 31, 2024.
(4)	At August 31, 2024, the Fund had loaned securities with a total value of $4,532,032. This was secured by collateral of $411,332, which was received in cash and subsequently invested in short-term investments currently valued at $411,332 as reported in the Portfolio of Investments. Additional collateral of $4,240,072 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2024
Federal Home Loan Bank	0.55% to 0.80%	09/26/2024 to 03/04/2026	$155,228
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	11,670
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	63,977
United States Treasury Bills	0.00%	09/10/2024 to 01/23/2025	103,448
United States Treasury Notes/Bonds	0.00% to 6.63%	09/15/2024 to 05/15/2054	3,905,749
ETF—Exchange Traded Fund

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$997,254,123	$—	$—	$997,254,123
Convertible Preferred Stocks	—	—	440,623	440,623
Unaffiliated Investment Companies	2,410,209	—	—	2,410,209
Short-Term Investments	411,504	—	—	411,504
Total Investments at Value	$1,000,075,836	$—	$440,623	$1,000,516,459
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Advertising — 0.5%
Omnicom Group, Inc.	24,840	$ 2,494,681
Aerospace/Defense — 2.2%
Curtiss-Wright Corp.	12,751	4,027,531
General Dynamics Corp.	4,504	1,348,317
RTX Corp.	27,372	3,376,063
TransDigm Group, Inc.	1,387	1,904,642
		10,656,553
Agriculture — 0.3%
Philip Morris International, Inc.	12,260	1,511,535
Apparel — 0.3%
Tapestry, Inc.	32,963	1,350,494
Auto Manufacturers — 1.9%
Cummins, Inc.	3,055	955,757
Ford Motor Co.	74,455	833,151
General Motors Co.	53,264	2,651,482
PACCAR, Inc.	48,146	4,630,682
		9,071,072
Auto Parts & Equipment — 0.7%
Allison Transmission Holdings, Inc.	15,486	1,436,326
Aptiv PLC†	16,871	1,206,783
BorgWarner, Inc.	13,765	468,974
Gentex Corp.	12,898	404,094
		3,516,177
Banks — 7.5%
Bank of America Corp.	95,051	3,873,328
Bank of New York Mellon Corp.	86,197	5,880,359
Bank OZK	53,892	2,336,218
Citigroup, Inc.	15,564	974,929
East West Bancorp, Inc.	16,730	1,406,491
First Citizens BancShares, Inc., Class A	256	519,859
JPMorgan Chase & Co.	70,643	15,880,547
State Street Corp.	43,246	3,766,727
Wells Fargo & Co.	15,641	914,529
		35,552,987
Beverages — 1.0%
PepsiCo, Inc.	28,684	4,958,890
Biotechnology — 5.0%
Amgen, Inc.	12,385	4,134,484
Bio-Rad Laboratories, Inc., Class A†	8,612	2,905,000
Exelixis, Inc.†	138,647	3,608,981
Gilead Sciences, Inc.	45,802	3,618,358
Illumina, Inc.†	23,209	3,049,663
Incyte Corp.†	39,045	2,563,695
United Therapeutics Corp.†	10,566	3,841,269
		23,721,450
Chemicals — 2.8%
Ecolab, Inc.	14,813	3,750,355
LyondellBasell Industries NV, Class A	12,179	1,202,067
Mosaic Co.	28,511	814,559
PPG Industries, Inc.	39,358	5,105,914
RPM International, Inc.	19,916	2,315,235
		13,188,130
Commercial Services — 0.9%
Block, Inc.†	14,920	985,913
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Global Payments, Inc.	8,572	$ 951,578
United Rentals, Inc.	3,403	2,522,508
		4,459,999
Computers — 4.5%
Accenture PLC, Class A	6,803	2,326,286
Amdocs, Ltd.	24,888	2,164,509
Cognizant Technology Solutions Corp., Class A	38,369	2,983,957
Dell Technologies, Inc., Class C	11,596	1,339,802
Hewlett Packard Enterprise Co.	153,330	2,970,002
HP, Inc.	83,152	3,008,439
International Business Machines Corp.	20,649	4,173,783
Leidos Holdings, Inc.	4,857	769,883
Western Digital Corp.†	24,518	1,608,136
		21,344,797
Cosmetics/Personal Care — 1.6%
Colgate-Palmolive Co.	15,005	1,598,033
Procter & Gamble Co.	33,904	5,815,892
		7,413,925
Diversified Financial Services — 6.6%
Affiliated Managers Group, Inc.	12,855	2,234,585
BlackRock, Inc.	8,319	7,502,157
Cboe Global Markets, Inc.	19,119	3,927,042
CME Group, Inc.	28,935	6,242,437
Coinbase Global, Inc., Class A†	1,858	340,683
Interactive Brokers Group, Inc., Class A	5,821	750,269
Janus Henderson Group PLC	69,316	2,606,975
Synchrony Financial	43,353	2,178,922
T. Rowe Price Group, Inc.	42,199	4,474,782
Tradeweb Markets, Inc., Class A	4,314	510,087
Western Union Co.	61,000	744,200
		31,512,139
Electric — 0.7%
Constellation Energy Corp.	15,991	3,145,430
Electrical Components & Equipment — 1.9%
Acuity Brands, Inc.	2,443	622,232
AMETEK, Inc.	3,223	551,294
Eaton Corp. PLC	16,351	5,018,613
Emerson Electric Co.	25,439	2,681,016
		8,873,155
Electronics — 2.1%
Arrow Electronics, Inc.†	3,634	490,881
Honeywell International, Inc.	5,329	1,107,952
Hubbell, Inc.	8,703	3,480,504
nVent Electric PLC	21,587	1,467,052
TD SYNNEX Corp.	28,509	3,461,563
		10,007,952
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	1,947	442,689
Engineering & Construction — 1.6%
EMCOR Group, Inc.	12,582	4,945,481
TopBuild Corp.†	7,358	2,891,841
		7,837,322
Food — 2.3%
Campbell Soup Co.	34,644	1,722,500
General Mills, Inc.	14,420	1,042,422
Hershey Co.	2,749	530,722

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
J.M. Smucker Co.	6,942	$ 796,108
Kraft Heinz Co.	78,142	2,768,571
Lamb Weston Holdings, Inc.	15,079	933,692
Mondelez International, Inc., Class A	24,738	1,776,436
Pilgrim's Pride Corp.†	30,200	1,406,716
		10,977,167
Gas — 0.7%
National Fuel Gas Co.	55,516	3,317,636
Hand/Machine Tools — 1.0%
MSA Safety, Inc.	4,317	788,414
Snap-on, Inc.	13,142	3,728,911
		4,517,325
Healthcare-Products — 4.0%
Cooper Cos., Inc.†	17,685	1,869,835
Globus Medical, Inc., Class A†	10,049	730,562
Hologic, Inc.†	7,856	638,221
Medtronic PLC	46,112	4,084,601
ResMed, Inc.	19,105	4,681,107
Stryker Corp.	11,249	4,054,365
Zimmer Biomet Holdings, Inc.	25,364	2,928,528
		18,987,219
Healthcare-Services — 3.2%
Elevance Health, Inc.	10,758	5,991,023
Molina Healthcare, Inc.†	3,659	1,279,881
UnitedHealth Group, Inc.	13,739	8,108,758
		15,379,662
Home Builders — 2.2%
D.R. Horton, Inc.	15,594	2,943,524
NVR, Inc.†	394	3,613,949
PulteGroup, Inc.	30,132	3,966,878
		10,524,351
Household Products/Wares — 0.5%
Church & Dwight Co., Inc.	6,526	664,869
Kimberly-Clark Corp.	12,860	1,860,328
		2,525,197
Insurance — 10.4%
Aflac, Inc.	57,547	6,350,887
Aon PLC, Class A	5,635	1,936,862
Arthur J. Gallagher & Co.	17,470	5,111,198
Assurant, Inc.	4,458	875,328
Berkshire Hathaway, Inc., Class B†	45,110	21,468,751
Brown & Brown, Inc.	51,161	5,378,556
Globe Life, Inc.	13,381	1,405,674
MGIC Investment Corp.	71,914	1,828,773
Progressive Corp.	19,447	4,904,534
		49,260,563
Internet — 0.3%
F5, Inc.†	4,285	870,498
Roku, Inc.†	6,939	470,256
		1,340,754
Iron/Steel — 0.1%
Steel Dynamics, Inc.	4,333	517,837
Security Description	Shares or Principal Amount	Value

Leisure Time — 0.5%
Polaris, Inc.#	18,894	$ 1,599,377
YETI Holdings, Inc.†	14,806	596,978
		2,196,355
Machinery-Construction & Mining — 1.3%
Caterpillar, Inc.	12,281	4,373,264
Oshkosh Corp.	16,319	1,760,983
		6,134,247
Machinery-Diversified — 0.3%
Middleby Corp.†	7,223	1,015,698
Westinghouse Air Brake Technologies Corp.	2,787	472,592
		1,488,290
Media — 4.0%
Comcast Corp., Class A	186,779	7,390,845
Fox Corp., Class A	133,035	5,503,658
Paramount Global, Class B	95,195	996,692
Walt Disney Co.	42,759	3,864,558
Warner Bros. Discovery, Inc.†	166,918	1,308,637
		19,064,390
Mining — 0.5%
Newmont Corp.	45,079	2,406,768
Oil & Gas — 5.7%
APA Corp.	29,298	834,700
Chevron Corp.	36,187	5,353,867
ConocoPhillips	13,222	1,504,531
Coterra Energy, Inc.	23,873	580,830
Devon Energy Corp.	14,130	632,742
Exxon Mobil Corp.	94,464	11,141,084
HF Sinclair Corp.	8,195	402,702
Marathon Petroleum Corp.	10,109	1,790,506
Matador Resources Co.	29,783	1,689,292
Ovintiv, Inc.	31,934	1,367,733
Valero Energy Corp.	11,668	1,712,046
		27,010,033
Packaging & Containers — 0.8%
AptarGroup, Inc.	15,628	2,394,053
Packaging Corp. of America	6,772	1,419,005
		3,813,058
Pharmaceuticals — 4.6%
BellRing Brands, Inc.†	50,961	2,850,249
Cardinal Health, Inc.	5,005	564,164
Jazz Pharmaceuticals PLC†	41,858	4,854,691
Johnson & Johnson	74,985	12,437,012
McKesson Corp.	1,067	598,672
Organon & Co.	21,343	477,016
		21,781,804
Pipelines — 0.2%
ONEOK, Inc.	12,229	1,129,470
REITS — 7.1%
Agree Realty Corp.	72,152	5,267,817
Brixmor Property Group, Inc.	74,846	2,050,032
Healthcare Realty Trust, Inc.	74,055	1,318,179
Highwoods Properties, Inc.	27,574	888,434
Kimco Realty Corp.	95,778	2,227,796
Mid-America Apartment Communities, Inc.	32,888	5,340,025
Omega Healthcare Investors, Inc.	14,111	557,949
Realty Income Corp.	95,925	5,957,902

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
SBA Communications Corp.	24,859	$ 5,634,541
STAG Industrial, Inc.	96,582	3,919,298
WP Carey, Inc.	7,934	476,199
		33,638,172
Retail — 4.3%
Genuine Parts Co.	19,526	2,797,295
McDonald's Corp.	20,259	5,847,963
Walgreens Boots Alliance, Inc.	37,434	346,264
Walmart, Inc.	145,891	11,267,162
		20,258,684
Semiconductors — 1.8%
Applied Materials, Inc.	19,526	3,851,699
Intel Corp.	80,315	1,770,142
Micron Technology, Inc.	32,508	3,128,570
		8,750,411
Software — 1.3%
Roper Technologies, Inc.	9,672	5,362,253
Zoom Video Communications, Inc., Class A†	11,010	760,571
		6,122,824
Total Long-Term Investment Securities (cost $394,901,297)		472,201,594
REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 08/30/2024, to be repurchased 09/03/2024 in the amount of $2,997,197 and collateralized by $2,878,700 of United States Treasury Notes, bearing interest at 4.63% due 05/31/2031 and having an approximate value of $3,056,677 (cost $2,996,665)	$2,996,665	2,996,665
TOTAL INVESTMENTS (cost $397,897,962)	99.9%	475,198,259
Other assets less liabilities	0.1	454,132
NET ASSETS	100.0%	$475,652,391
†	Non-income producing security
#	The security or a portion thereof is out on loan.
At August 31, 2024, the Fund had loaned securities with a total value of $462,528. This was secured by collateral of $468,959 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2024
Federal Home Loan Bank	0.55% to 0.80%	09/26/2024 to 03/04/2026	$36,691
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	2,758
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	15,122
United States Treasury Notes/Bonds	0.00% to 6.63%	08/15/2025 to 05/15/2054	414,388

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$472,201,594	$—	$—	$472,201,594
Repurchase Agreements	—	2,996,665	—	2,996,665
Total Investments at Value	$472,201,594	$2,996,665	$—	$475,198,259
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.2%
Agriculture — 0.3%
Archer-Daniels-Midland Co.	33,437	$ 2,039,323
Airlines — 0.3%
Delta Air Lines, Inc.	49,969	2,123,183
Auto Parts & Equipment — 0.0%
Aptiv PLC†	3,663	262,014
Banks — 2.1%
Bank of New York Mellon Corp.	18,213	1,242,491
Citizens Financial Group, Inc.	20,448	880,286
Morgan Stanley	40,586	4,205,116
PNC Financial Services Group, Inc.	12,960	2,398,767
Truist Financial Corp.	54,357	2,416,712
US Bancorp	57,219	2,702,453
		13,845,825
Beverages — 1.2%
Keurig Dr Pepper, Inc.	110,522	4,046,210
Monster Beverage Corp.†	83,538	3,937,146
		7,983,356
Biotechnology — 2.0%
Amgen, Inc.	12,409	4,142,497
Biogen, Inc.†	1,512	309,597
Moderna, Inc.†	8,876	687,002
Regeneron Pharmaceuticals, Inc.†	3,430	4,063,487
Vertex Pharmaceuticals, Inc.†	7,823	3,879,347
		13,081,930
Building Materials — 0.5%
Martin Marietta Materials, Inc.	1,970	1,052,295
Trane Technologies PLC	1,682	608,312
Vulcan Materials Co.	6,680	1,638,003
		3,298,610
Chemicals — 2.0%
Air Products & Chemicals, Inc.	7,322	2,041,740
Ecolab, Inc.	6,696	1,695,293
Linde PLC	15,246	7,291,400
Sherwin-Williams Co.	6,857	2,532,770
		13,561,203
Commercial Services — 3.2%
Automatic Data Processing, Inc.	23,587	6,507,889
Cintas Corp.	4,008	3,226,921
Moody's Corp.	5,736	2,797,677
PayPal Holdings, Inc.†	31,958	2,314,718
S&P Global, Inc.	12,177	6,249,723
Verisk Analytics, Inc.	2,494	680,413
		21,777,341
Computers — 4.4%
Cognizant Technology Solutions Corp., Class A	19,539	1,519,548
Crowdstrike Holdings, Inc., Class A†	3,236	897,278
EPAM Systems, Inc.†	833	167,233
Fortinet, Inc.†	14,516	1,113,522
Gartner, Inc.†	1,299	639,056
Hewlett Packard Enterprise Co.	198,458	3,844,132
HP, Inc.	210,841	7,628,227
NetApp, Inc.	53,650	6,476,628
Seagate Technology Holdings PLC	34,695	3,453,887
Security Description	Shares or Principal Amount	Value

Computers (continued)
Super Micro Computer, Inc.#†	988	$ 432,448
Western Digital Corp.†	48,159	3,158,749
		29,330,708
Cosmetics/Personal Care — 0.3%
Estee Lauder Cos., Inc., Class A	13,806	1,265,458
Kenvue, Inc.	28,879	633,894
		1,899,352
Distribution/Wholesale — 0.3%
Copart, Inc.†	32,560	1,724,378
Diversified Financial Services — 8.8%
American Express Co.	25,656	6,635,924
Ameriprise Financial, Inc.	2,505	1,125,847
BlackRock, Inc.	7,784	7,019,689
Capital One Financial Corp.	6,881	1,011,025
Charles Schwab Corp.	40,852	2,659,465
CME Group, Inc.	14,847	3,203,092
Intercontinental Exchange, Inc.	25,750	4,159,913
Mastercard, Inc., Class A	30,378	14,682,903
Nasdaq, Inc.	3,351	241,540
T. Rowe Price Group, Inc.	1,583	167,861
Visa, Inc., Class A	64,951	17,950,508
		58,857,767
Electric — 1.9%
Consolidated Edison, Inc.	31,442	3,193,249
Eversource Energy	31,628	2,135,839
Exelon Corp.	77,875	2,966,259
FirstEnergy Corp.	32,385	1,422,349
PPL Corp.	49,903	1,592,405
WEC Energy Group, Inc.	14,073	1,309,211
		12,619,312
Electrical Components & Equipment — 0.5%
Eaton Corp. PLC	8,995	2,760,835
Emerson Electric Co.	6,458	680,609
		3,441,444
Electronics — 1.0%
Amphenol Corp., Class A	64,176	4,328,671
Keysight Technologies, Inc.†	3,893	599,989
TE Connectivity, Ltd.	13,360	2,052,096
		6,980,756
Environmental Control — 1.0%
Republic Services, Inc.	10,098	2,102,505
Waste Management, Inc.	20,263	4,296,566
		6,399,071
Food — 1.4%
General Mills, Inc.	48,354	3,495,511
Hormel Foods Corp.	5,322	173,231
J.M. Smucker Co.	1,800	206,424
Kellanova	8,986	724,361
Kraft Heinz Co.	125,776	4,456,244
McCormick & Co., Inc.	5,112	409,113
		9,464,884
Healthcare-Products — 3.3%
Boston Scientific Corp.†	49,471	4,046,233
Danaher Corp.	17,326	4,666,065
Edwards Lifesciences Corp.†	16,762	1,172,670
GE HealthCare Technologies, Inc.	3,592	304,673

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
IDEXX Laboratories, Inc.†	2,268	$ 1,091,657
ResMed, Inc.	1,683	412,369
Stryker Corp.	13,296	4,792,144
Thermo Fisher Scientific, Inc.	9,644	5,931,735
Zimmer Biomet Holdings, Inc.	527	60,847
		22,478,393
Healthcare-Services — 1.7%
Centene Corp.†	24,827	1,957,112
Elevance Health, Inc.	8,145	4,535,869
HCA Healthcare, Inc.	6,132	2,425,758
Humana, Inc.	5,557	1,969,790
Molina Healthcare, Inc.†	2,159	755,197
		11,643,726
Home Builders — 0.3%
D.R. Horton, Inc.	7,912	1,493,469
Lennar Corp., Class A	2,353	428,387
		1,921,856
Household Products/Wares — 1.2%
Church & Dwight Co., Inc.	22,176	2,259,291
Kimberly-Clark Corp.	40,299	5,829,653
		8,088,944
Insurance — 3.2%
Aflac, Inc.	4,489	495,406
Aon PLC, Class A	5,792	1,990,826
Arthur J. Gallagher & Co.	8,378	2,451,152
Chubb, Ltd.	14,152	4,021,715
Marsh & McLennan Cos., Inc.	27,352	6,222,854
Progressive Corp.	16,309	4,113,130
Travelers Cos., Inc.	9,206	2,099,612
		21,394,695
Internet — 8.2%
Airbnb, Inc., Class A†	11,674	1,369,477
Alphabet, Inc., Class A	159,301	26,026,597
Alphabet, Inc., Class C	42,881	7,080,082
Booking Holdings, Inc.	1,288	5,035,088
eBay, Inc.	86,091	5,087,978
Etsy, Inc.†	14,463	796,767
Expedia Group, Inc.†	6,155	856,099
Netflix, Inc.†	9,174	6,434,185
Palo Alto Networks, Inc.†	7,005	2,540,854
		55,227,127
Iron/Steel — 0.1%
Nucor Corp.	4,348	660,505
Lodging — 0.6%
Hilton Worldwide Holdings, Inc.	17,270	3,793,183
Machinery-Construction & Mining — 0.8%
Caterpillar, Inc.	14,712	5,238,943
Machinery-Diversified — 0.5%
Deere & Co.	8,143	3,141,081
Rockwell Automation, Inc.	1,614	439,056
		3,580,137
Media — 1.3%
Charter Communications, Inc., Class A†	3,164	1,099,616
Security Description	Shares or Principal Amount	Value

Media (continued)
Comcast Corp., Class A	173,765	$ 6,875,881
Warner Bros. Discovery, Inc.†	75,527	592,132
		8,567,629
Mining — 0.2%
Newmont Corp.	22,939	1,224,713
Miscellaneous Manufacturing — 0.6%
Illinois Tool Works, Inc.	15,779	3,994,927
Oil & Gas — 2.7%
Chevron Corp.	70,834	10,479,890
Devon Energy Corp.	9,897	443,188
EOG Resources, Inc.	27,911	3,595,495
Hess Corp.	10,576	1,460,123
Occidental Petroleum Corp.	24,129	1,374,870
Valero Energy Corp.	7,416	1,088,150
		18,441,716
Oil & Gas Services — 0.2%
Schlumberger NV	24,236	1,066,142
Packaging & Containers — 0.1%
Ball Corp.	8,521	543,725
Pharmaceuticals — 3.2%
CVS Health Corp.	28,852	1,651,489
Dexcom, Inc.†	9,836	682,028
Eli Lilly & Co.	15,038	14,436,781
McKesson Corp.	2,613	1,466,102
Zoetis, Inc.	19,137	3,511,448
		21,747,848
Private Equity — 0.3%
Blackstone, Inc.	15,648	2,227,649
Real Estate — 0.2%
CBRE Group, Inc., Class A†	2,475	284,971
CoStar Group, Inc.†	16,963	1,311,240
		1,596,211
REITS — 2.6%
American Tower Corp.	13,093	2,933,618
Crown Castle, Inc.	9,371	1,049,739
Digital Realty Trust, Inc.	5,579	845,832
Equinix, Inc.	3,275	2,732,529
Extra Space Storage, Inc.	3,973	703,221
Prologis, Inc.	36,808	4,704,799
Public Storage	3,945	1,355,975
Realty Income Corp.	44,920	2,789,981
Welltower, Inc.	4,492	542,095
		17,657,789
Retail — 5.6%
AutoZone, Inc.†	534	1,698,910
Chipotle Mexican Grill, Inc.†	30,000	1,682,400
Darden Restaurants, Inc.	2,449	387,309
Dollar General Corp.	14,685	1,218,414
Dollar Tree, Inc.†	14,683	1,240,567
Home Depot, Inc.	27,582	10,163,967
Lowe's Cos., Inc.	21,477	5,337,035
Lululemon Athletica, Inc.†	2,812	729,630
O'Reilly Automotive, Inc.†	2,323	2,624,920
Ross Stores, Inc.	4,960	747,026
Target Corp.	24,786	3,807,625
TJX Cos., Inc.	49,723	5,831,016
Ulta Beauty, Inc.†	1,032	364,131

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Walgreens Boots Alliance, Inc.	91,196	$ 843,563
Yum! Brands, Inc.	5,415	730,592
		37,407,105
Semiconductors — 12.7%
Advanced Micro Devices, Inc.†	28,597	4,248,370
Analog Devices, Inc.	11,136	2,615,178
Applied Materials, Inc.	18,826	3,713,617
Broadcom, Inc.	74,070	12,060,077
Intel Corp.	69,680	1,535,747
KLA Corp.	2,850	2,335,376
Lam Research Corp.	3,368	2,765,162
Micron Technology, Inc.	20,535	1,976,288
NVIDIA Corp.	369,681	44,128,821
NXP Semiconductors NV	1,444	370,184
QUALCOMM, Inc.	23,870	4,184,411
Texas Instruments, Inc.	25,935	5,558,908
		85,492,139
Software — 13.6%
Adobe, Inc.†	9,294	5,338,567
ANSYS, Inc.†	1,265	406,596
Autodesk, Inc.†	5,177	1,337,737
Cadence Design Systems, Inc.†	7,231	1,944,633
Electronic Arts, Inc.	3,340	507,079
Fair Isaac Corp.†	45	77,862
Fidelity National Information Services, Inc.	14,685	1,210,778
Fiserv, Inc.†	18,265	3,189,069
Intuit, Inc.	8,123	5,119,602
Microsoft Corp.	119,642	49,907,464
MSCI, Inc.	977	567,237
Oracle Corp.	26,469	3,739,805
Paychex, Inc.	25,121	3,295,875
Roper Technologies, Inc.	2,708	1,501,342
Salesforce, Inc.	22,929	5,798,744
ServiceNow, Inc.†	6,053	5,175,315
Synopsys, Inc.†	3,869	2,010,255
Take-Two Interactive Software, Inc.†	1,478	239,007
		91,366,967
Telecommunications — 3.1%
Arista Networks, Inc.†	6,958	2,458,818
AT&T, Inc.	194,947	3,879,445
Cisco Systems, Inc.	176,121	8,901,155
Corning, Inc.	6,097	255,160
Motorola Solutions, Inc.	1,888	834,572
Verizon Communications, Inc.	106,551	4,451,701
		20,780,851
Security Description	Shares or Principal Amount	Value

Transportation — 0.7%
CSX Corp.	72,774	$ 2,493,965
Expeditors International of Washington, Inc.	5,145	634,945
Old Dominion Freight Line, Inc.	7,943	1,531,410
		4,660,320
Total Long-Term Investment Securities (cost $462,961,843)		659,493,697
SHORT-TERM INVESTMENTS — 0.1%
U.S. Government — 0.1%
United States Treasury Bills
5.11%, 11/19/2024(1) (cost $494,392)	$ 500,000	494,669
REPURCHASE AGREEMENTS — 1.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 08/30/2024, to be repurchased 09/03/2024 in the amount of $10,216,977 and collateralized by $9,813,000 of United States Treasury Notes, bearing interest at 4.63% due 05/31/2031 and having an approximate value of $10,419,654 (cost $10,215,161)	10,215,161	10,215,161
TOTAL INVESTMENTS (cost $473,671,396)	99.8%	670,203,527
Other assets less liabilities	0.2	1,406,004
NET ASSETS	100.0%	$671,609,531
†	Non-income producing security
#	The security or a portion thereof is out on loan.
At August 31, 2024, the Fund had loaned securities with a total value of $432,448. This was secured by collateral of $453,144 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2024
United States Treasury Bills	0.00%	10/15/2024 to 10/24/2024	$15,961
United States Treasury Notes/Bonds	0.13% to 4.75%	09/15/2024 to 08/15/2052	437,183
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
43	Long	S&P 500 E-Mini Index	September 2024	$12,007,245	$12,171,150	$163,905
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2024  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$659,493,697	$—	$—	$659,493,697
Short-Term Investments	—	494,669	—	494,669
Repurchase Agreements	—	10,215,161	—	10,215,161
Total Investments at Value	$659,493,697	$10,709,830	$—	$670,203,527
Other Financial Instruments:†
Futures Contracts	$163,905	$—	$—	$163,905
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — August 31, 2024 — (unaudited)

Note 1 — Security Valuation
    In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”) , etc.)
Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of each Fund’s assets and liabilities classified in the fair value hierarchy as of August 31, 2024, is reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.
    Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are

NOTES TO PORTFOLIO OF INVESTMENTS — August 31, 2024 — (unaudited) — (continued)

generally categorized as Level 2. Swap contracts traded over the counter (“OTC”) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the OTC market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.
    The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
Note 2 — Derivative Instruments
    Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.
    Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
    Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

NOTES TO PORTFOLIO OF INVESTMENTS — August 31, 2024 — (unaudited) — (continued)

    Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).
    Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
    Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
    Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Fund is the seller of protection, if any, are disclosed on a schedule following each Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.
    Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments.
    Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net

NOTES TO PORTFOLIO OF INVESTMENTS — August 31, 2024 — (unaudited) — (continued)

discounted amount of interest payments that the Fund is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.
    Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.
    Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when the Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.
    The following table represents the Fund's objectives for using derivative instruments for the period ended August 31, 2024:
	Objectives for Using Derivatives
Fund	Futures Contracts	Foreign Forward Exchange Contracts	Options Contracts	Inflation Swap Contracts	Credit Default Swap Contracts
Asset Allocation	1	-	-	-	-
Core Bond	1	-	-	-	-
Dynamic Allocation	1	-	1	-	-
Emerging Economies	1	-	-	-	-
Global Strategy	1, 2	3	-	-	4, 5
Growth	1	-	-	-	-
High Yield Bond	-	3	-	-	-
Inflation Protected	1, 2	3	-	6	-
International Equities Index	1	-	-	-	-
International Socially Responsible	1	-	-	-	-
International Value	-	3	-	-	-
Mid Cap Index	1	-	-	-	-
Nasdaq-100® Index	1	-	-	-	-
Small Cap Index	1	-	-	-	-
Small Cap Value	1	-	-	-	-
Stock Index	1	-	-	-	-
U.S. Socially Responsible	1	-	-	-	-

(1)	To manage exposures in certain securities markets.
(2)	To manage interest rate risk and the duration of the portfolio.
(3)	To manage foreign currency exchange rate risk.
(4)	To manage credit risk.
(5)	To manage against or gain exposure to certain securities and/or sectors.
(6)	To manage inflation risk and the duration of the portfolio.

NOTES TO PORTFOLIO OF INVESTMENTS — August 31, 2024 — (unaudited) — (continued)

Note 3 — Transactions with Affiliates
As disclosed in the Portfolio of Investments, certain Funds owned shares of various VALIC Co. I Funds and securities issued by American International Group, Inc. or an affiliate thereof. During the period ended August 31, 2024, transactions in these securities were as follows:
Aggressive Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at August 31, 2024
VALIC Company I
Core Bond Fund	$—	$—	$131,916,718	$737,462	$9,457,849	$(1,537,211)	$7,700,316	$129,359,436
Emerging Economies Fund	—	—	—	7,238,795	—	—	3,863	7,242,658
International Equities Index Fund	—	—	139,925,322	—	—	—	5,643,489	145,568,811
Small Cap Growth Fund	—	—	24,225,954	—	980,928	79,836	1,341,462	24,666,324
Small Cap Value Fund	—	—	22,685,419	—	1,098,076	(66,256)	1,613,922	23,135,009
Stock Index Fund	—	—	245,587,510	—	11,040,176	29,024	17,748,239	252,324,597
Systematic Growth Fund	—	—	62,367,297	—	—	—	3,920,645	66,287,942
Systematic Value Fund	—	—	63,046,559	—	—	—	4,776,938	67,823,497
	$—	$—	$689,754,779	$7,976,257	$22,577,029	$(1,494,607)	$42,748,874	$716,408,274

†	Includes reinvestment of distributions paid.
Conservative Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at August 31, 2024
VALIC Company I
Core Bond Fund	$—	$—	$172,953,618	$—	$8,898,810	$(1,703,706)	$9,918,652	$172,269,754
Emerging Economies Fund	—	—	—	3,008,509	—	—	1,380	3,009,889
International Equities Index Fund	—	—	29,545,650	—	467,776	121,622	1,055,159	30,254,655
Small Cap Growth Fund	—	—	5,878,258	—	279,801	42,466	299,939	5,940,862
Small Cap Value Fund	—	—	5,749,211	—	144,238	11,595	386,362	6,002,930
Stock Index Fund	—	—	51,585,498	—	3,746,162	758,177	2,955,365	51,552,878
Systematic Growth Fund	—	—	12,436,175	—	354,106	40,165	721,537	12,843,771
Systematic Value Fund	—	—	12,575,182	—	—	—	952,802	13,527,984
	$—	$—	$290,723,592	$3,008,509	$13,890,893	$(729,681)	$16,291,196	$295,402,723

†	Includes reinvestment of distributions paid.
Dynamic Allocation Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at August 31, 2024
VALIC Company I
Capital Appreciation Fund	$—	$—	$5,354,127	$137,938	$364,609	$(54,578)	$395,428	$5,468,306
Core Bond Fund	—	—	17,465,142	1,399,646	1,320,696	(254,174)	1,126,897	18,416,815
Dividend Value Fund	—	—	7,885,050	206,908	546,914	(23,618)	499,156	8,020,582
Emerging Economies Fund	—	—	717,423	9,195	424,307	(111,887)	143,326	333,750
Global Real Estate Fund	—	—	1,594,029	45,979	121,536	(13,262)	210,133	1,715,343
Government Securities Fund	—	—	5,314,303	171,658	453,736	(84,812)	316,482	5,263,895
Growth Fund	—	—	5,407,226	139,472	368,661	(3,090)	364,775	5,539,722
High Yield Bond Fund	—	—	1,060,830	30,653	81,025	(3,004)	48,522	1,055,976
Inflation Protected Fund	—	—	1,711,009	49,045	129,638	(46,641)	98,995	1,682,770
International Equities Index Fund	—	—	2,510,182	65,904	174,202	43,959	54,282	2,500,125
International Government Bond Fund	—	—	478,494	15,327	40,512	(11,435)	34,563	476,437
International Growth Fund	—	—	2,370,529	64,372	170,151	2,024	122,227	2,389,001
International Opportunities Fund	—	—	385,158	9,196	24,307	(13,413)	32,180	388,814
International Socially Responsible Fund	—	—	1,958,272	50,578	133,691	(8,477)	109,047	1,975,729
International Value Fund	—	—	4,138,692	90,427	739,022	187,852	(57,463)	3,620,486
Large Capital Growth Fund	—	—	5,730,817	148,668	392,968	16,168	301,578	5,804,263
Mid Cap Index Fund	—	—	1,516,252	38,316	101,280	31,892	25,704	1,510,884
Mid Cap Strategic Growth Fund	—	—	1,551,891	42,914	113,434	(28,390)	99,699	1,552,680
Mid Cap Value Fund	—	—	1,792,834	35,251	93,178	(11,089)	104,073	1,827,891
Small Cap Growth Fund	—	—	965,094	26,055	68,871	(16,818)	73,643	979,103

NOTES TO PORTFOLIO OF INVESTMENTS — August 31, 2024 — (unaudited) — (continued)

Dynamic Allocation Fund — (continued)
Security	Income	Capital Gain Distribution Received	Value at May 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at August 31, 2024
Small Cap Index Fund	$—	$—	$596,807	$15,327	$40,513	$(20,029)	$63,021	$614,613
Small Cap Special Values Fund	—	—	845,967	16,859	44,563	12,487	12,421	843,171
Small Cap Value Fund	—	—	300,661	4,598	12,154	2,472	18,274	313,851
Stock Index Fund	—	—	12,655,981	331,054	875,062	231,468	688,802	13,032,243
Systematic Core Fund	—	—	9,229,033	242,160	640,092	66,920	577,600	9,475,621
Systematic Growth Fund	—	—	4,099,036	102,688	271,431	(73,788)	333,445	4,189,950
Systematic Value Fund	—	—	10,572,737	275,878	729,219	90,088	687,656	10,897,140
U.S. Socially Responsible Fund	—	—	7,652,975	199,245	526,658	(182,604)	571,581	7,714,539
	$—	$—	$115,860,551	$3,965,311	$9,002,430	$(275,779)	$7,056,047	$117,603,700

†	Includes reinvestment of distributions paid.
Moderate Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at August 31, 2024
VALIC Company I
Core Bond Fund	$—	$—	$399,363,538	$—	$19,651,332	$(3,414,387)	$22,325,115	$398,622,934
Emerging Economies Fund	—	—	—	10,564,718	—	—	4,923	10,569,641
International Equities Index Fund	—	—	154,317,269	—	—	—	6,223,946	160,541,215
Small Cap Growth Fund	—	—	27,654,921	—	—	—	1,654,261	29,309,182
Small Cap Value Fund	—	—	28,794,752	—	2,371,883	(254,129)	2,114,469	28,283,209
Stock Index Fund	—	—	273,061,572	—	13,877,863	2,251,274	17,487,520	278,922,503
Systematic Growth Fund	—	—	65,790,988	—	1,134,379	252,988	3,851,603	68,761,200
Systematic Value Fund	—	—	67,330,500	—	2,167,372	157,968	4,831,478	70,152,574
	$—	$—	$1,016,313,540	$10,564,718	$39,202,829	$(1,006,286)	$58,493,315	$1,045,162,458

†	Includes reinvestment of distributions paid.
Stock Index Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2024	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at August 31, 2024
American International Group, Inc.- Common Stock	$40,334	$—	$8,021,748	$—	$632,447	$348,131	$(543,273)	$7,194,159
ADDITIONAL INFORMATION
    Additional information is available in the VALIC Company I’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.